UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-04415

COLLEGE RETIREMENT EQUITIES FUND

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2011

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

CORPORATE BONDS - 0.0%

FOOD & STAPLES RETAILING - 0.0%
$800	i	Marfrig Alimentos S.A.	1.000%	07/15/15	$43

		TOTAL FOOD & STAPLES RETAILING			43

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
5,532,180		Dr Reddy’s Laboratories Ltd	9.250	03/24/14	6

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			6

REAL ESTATE - 0.0%
22,759		Kiwi Income Property Trust	8.950	12/20/14	18

		TOTAL REAL ESTATE			18

		TOTAL CORPORATE BONDS			67

		(Cost $71)

SHARES		COMPANY

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 1.8%
99,129		Actron Technology Corp	257
64,000		Aichi Machine Industry Co Ltd	201
34,200		Aisan Industry Co Ltd	301
489,122	e	Aisin Seiki Co Ltd	16,286
170,000	e	Akebono Brake Industry Co Ltd	877
2,330,971	*,e	American Axle & Manufacturing Holdings, Inc	17,785
90,083	*,e	Amerigon, Inc (Class A)	1,147
262,782		Amtek Auto Ltd	687
179,884		Amtek India Ltd	512
22,600		APM Automotive Holdings BHD	31
11,259	*	Asahi India Glass Ltd	15
16,190		AtlasBX Co Ltd	272
599,865	e	Autoliv, Inc	29,093
71,600		Autometal S.A.	476
2,903	*	Autoneum Holding AG.	176
3,112,000		AviChina Industry & Technology Co	972

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

141,728		Bajaj Holdings and Investment Ltd	$4,426
393,472		Bayerische Motoren Werke AG.	25,993
397		Bayerische Motoren Werke AG. (Preference)	19
44,634		Bharat Forge Ltd	244
562,192	*,e	BorgWarner, Inc	34,029
113,149		Brembo S.p.A.	998
830,838		Bridgestone Corp	18,851
9,246,200	*,e	Brilliance China Automotive Holdings Ltd	7,169
724,400	e	Byd Co Ltd	1,205
335,000	*,e	Calsonic Kansei Corp	2,027
328,000	*	Changfeng Axle China Co	35
1,384,000		Chaowei Power Holdings Ltd	544
1,933,513		Cheng Shin Rubber Industry Co Ltd	4,006
2,771,000		China Motor Corp	2,335
28,409		Compagnie Plastic-Omnium S.A.	671
10,718	*	Continental AG.	619
338,104	e	Cooper Tire & Rubber Co	3,682
57,000		Cub Elecparts, Inc	69
59,830		Dae Won Kang Up Co Ltd	237
36,000	*	Daido Metal Co Ltd	413
522,653	*,e	Daihatsu Motor Co Ltd	9,484
2,157,230		DaimlerChrysler AG. (EUR)	95,942
1,236,922	*,e	Dana Holding Corp	12,988
1,144,320		Denso Corp	36,787
203,000		Depo Auto Parts Ind Co Ltd	370
1,300		Dong Ah Tire & Rubber Co Ltd	10
4,505,600	e	Dongfeng Motor Group Co Ltd	6,108
17,800		Dongyang Mechatronics Corp	209
47,436	*,e	Dorman Products, Inc	1,569
308,900		Double Coin Holdings Ltd	186
1,314,700		Drb-Hicom BHD	708
91,439	e	Drew Industries, Inc	1,827
31,000	*	Eagle Industry Co Ltd	338
46,757	e	ElringKlinger AG.	1,093
54,182	e	Exedy Corp	2,052
157,348		Exide Industries Ltd	414
369,238	*,e	Exide Technologies	1,477
77,371	e	Faurecia	1,648
45,300		FCC Co Ltd	943
793,155		Federal Corp	388
405,095	*	Federal Mogul Corp (Class A)	5,975
193,256	e	Fiat S.p.A.	1,043
107,789		Fleetwood Corp Ltd	1,163
16,834,312	*	Ford Motor Co	162,789
68,881	*,e	Fuel Systems Solutions, Inc	1,323
1,713,467		Fuji Heavy Industries Ltd	10,061
17,000		Furukawa Battery Co Ltd	88
67,797	*,e	Futaba Industrial Co Ltd	523
5,410,000		Geely Automobile Holdings Ltd	1,197
6,062,000	*,b	General Motors Co	0	^
35,983,677	*,b	General Motors Co	0	^
24,057,000	*,b	General Motors Co	0	^

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

18,507,434	*,b	General Motors Co	$0	^
40,684,487	*,b	General Motors Co	0	^
7,950,000	*,b	General Motors Co	0	^
85,268,000	*,b,e	General Motors Co	0	^
4,230,271	*,b,e	General Motors Co	0	^
722,689	*,b,e	General Motors Co	0	^
2,563,023	*,e	General Motors Co	51,722
26,439,191	*,b	General Motors Co	0	^
402,861	e	Gentex Corp	9,689
17,934		Ghabbour Auto	74
5,626,259	e	GKN plc	15,277
20,570		Global & Yuasa Battery Co Ltd	606
1,037		Goodyear Lastikleri Turk AS.	28
1,207,198	*,e	Goodyear Tire & Rubber Co	12,181
7,884	*	Grammer AG.	132
2,076,750		Great Wall Motor Co Ltd	2,365
5,145,454		Guangzhou Automobile Group Co Ltd	5,001
73,210		Halla Climate Control Corp	1,490
22,390		Hanil E-Wha Co Ltd	166
97,150		Hankook Tire Co Ltd	3,270
670,544	e	Harley-Davidson, Inc	23,020
139,827		Hero Honda Motors Ltd	5,535
38,800	*	HI-LEX CORP	619
4,200	*	Hiroca Holdings Ltd	14
2,733,838	e	Honda Motor Co Ltd	80,087
72,436		Hu Lane Associate, Inc	100
17,797		Hudaco Industries Ltd	171
24,400		Hwa Shin Co Ltd	299
127,189		Hyundai Mobis	36,025
340,652		Hyundai Motor Co	59,552
59,516		Hyundai Motor Co Ltd (2nd Preference)	3,380
36,617		Hyundai Motor Co Ltd (Preference)	1,974
19,478	*	Hyundai Wia Corp	2,497
250,133		IMMSI S.p.A.	194
1,554,586		Isuzu Motors Ltd	6,679
589,500	*	Jinan Qingqi Motorcycle Co	210
2,854,766		Johnson Controls, Inc	75,281
112,500		Kanto Auto Works Ltd	970
184,896	e	Kayaba Industry Co Ltd	1,036
153,800	e	Keihin Corp	2,638
735,966		Kenda Rubber Industrial Co Ltd	784
447,230		Kia Motors Corp	26,669
68,196	*	Koito Manufacturing Co Ltd	1,079
44,510		Kolao Holdings	306
577,351	*,e	Kongsberg Automotive ASA	236
22,620	*	Kumho Tire Co, Inc	204
62,290	e	Landi Renzo S.p.A.	123
681,976		Lear Corp	29,257
63,072		Leoni AG.	2,022
78,398		Linamar Corp	1,022
338,627		Magna International, Inc (Class A)	11,197
399,131		Mahindra & Mahindra Ltd	6,520

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

72,422		MAN SE	$9,146
19,532		Mando Corp	3,140
129,282	*	Martinrea International, Inc	823
104,802		Maruti Udyog Ltd	2,310
1,599,942	e	Mazda Motor Corp	3,236
90,103		Michelin (C.G.D.E.) (Class B)	5,389
1,188,000	e	Minth Group Ltd	1,076
47,000		Mitsuba Corp	382
4,978,376	*,e	Mitsubishi Motors Corp	6,598
208,377	*	Modine Manufacturing Co	1,888
27,735		Motherson Sumi Systems Ltd	100
58,860		Motonic Corp	337
49,263	*,e	Motorcar Parts of America, Inc	405
4,838		MRF Ltd	650
36,300		Musashi Seimitsu Industry Co Ltd	875
533,217		Nan Kang Rubber Tire Co Ltd	848
46,030		Nexen Tire Corp	735
481,613		NGK Spark Plug Co Ltd	6,545
535,096		NHK Spring Co Ltd	4,728
11,800	*	Nidec-Tosok Corp	146
105,851	e	Nifco, Inc	2,727
65,000	e	Nippon Seiki Co Ltd	707
5,349,044	e	Nissan Motor Co Ltd	47,329
94,941	e	Nissan Shatai Co Ltd	777
55,600		Nissin Kogyo Co Ltd	833
131,126	*	NOK Corp	2,372
49,105		Nokian Renkaat Oyj	1,470
848,000	*,m	Norstar Founders Group Ltd	1
24,910		Otokar Otobus Karoseri Sanayi AS.	480
1,402,823	e	Peugeot S.A.	29,843
180,127		Piaggio & C S.p.A.	576
203,805	e	Pirelli & C S.p.A.	1,450
183,300	*	Plascar Participacoes Industriais S.A.	210
431,704		Porsche AG.	20,563
392,000	e	Press Kogyo Co Ltd	1,750
269,000		Proton Holdings BHD	232
3,232,031		PT Astra International Tbk	23,104
2,810,500		PT Gajah Tunggal Tbk	779
6,963		Pyeong Hwa Automotive Co Ltd	95
1,782,000		Qingling Motors Co Ltd	441
516,742		Renault S.A.	17,116
221,000		Riken Corp	918
17,750		S&T Daewoo Co Ltd	490
29,820		S&T Dynamics Co Ltd	351
52,563	*	SAF-Holland S.A.	258
155,000	e	Sanden Corp	540
57,400		Sanoh Industrial Co Ltd	548
669,920		Sanyang Industry Co Ltd	365
6,010		Sejong Industrial Co Ltd	66
20,471	e	Shiloh Industries, Inc	184
66,500	*	Showa Corp	394
10,230		SL Corp	200

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

7,139		Societe Fonciere Financiere et de Participations FFP	$334
200,768		Sogefi S.p.A.	568
475,700		Somboon Advance Technology PCL	317
230,273	e	Spartan Motors, Inc	951
519,500		Sri Trang Agro-Industry PCL	265
48,450	*	Ssangyong Motor Co	215
118,925	e	Standard Motor Products, Inc	1,542
182,395		Stanley Electric Co Ltd	2,756
105,362	*	Stoneridge, Inc	550
489,403		Sumitomo Rubber Industries, Inc	6,258
29,338		Sungwoo Hitech Co Ltd	521
118,324	e	Superior Industries International, Inc	1,828
359,853		Suzuki Motor Corp	7,932
2,441,653	e	T RAD Co Ltd	9,264
56,000		Ta Yih Industrial Co Ltd	98
29,100		Tachi-S Co Ltd	514
51,600	*	Takata Corp	1,174
177,200		TAN Chong Motor Holdings BHD	248
2,186,094		Tata Motors Ltd	6,908
22,200		Teikoku Piston Ring Co Ltd	268
276,957	*,e	Tenneco, Inc	7,093
149,087	*,e	Tesla Motors, Inc	3,636
125,900	e	Thor Industries, Inc	2,789
1,220,000		Tianneng Power International Ltd	502
45,074		Tofas Turk Otomobil Fabrik	160
67,363	e	Tokai Rika Co Ltd	1,213
77,800		Tokai Rubber Industries, Inc	1,080
758,630		Tong Yang Industry Co Ltd	687
95,300		Topre Corp	942
27,810	*,e	Tower International, Inc	287
246,000		Toyo Tire & Rubber Co Ltd	616
120,170	e	Toyoda Gosei Co Ltd	2,288
55,100	*	Toyota Auto Body Co Ltd	856
61,963	e	Toyota Boshoku Corp	885
301,277		Toyota Industries Corp	8,787
4,087,087	*	Toyota Motor Corp	140,103
795,867	*,e	TRW Automotive Holdings Corp	26,049
56,600	e	TS Tech Co Ltd	830
9,600		Tube Investments Of India	26
143,601		Tung Thih Electronic Co Ltd	237
385,640		TVS Motor Co Ltd	479
342,990		TYC Brother Industrial Co Ltd	145
1,334,141		UMW Holdings BHD	2,850
52,400		Unipres Corp	1,416
175,376		Valeo S.A.	7,372
984,496	*,e	Visteon Corp	42,334
183,161		Volkswagen AG.	22,567
49,713		Volkswagen AG. (Preference)	6,561
115,291	*,e	Winnebago Industries, Inc	798
2,206,000	e	Xinyi Glass Holdings Co Ltd	918
216,272	*,e	Yamaha Motor Co Ltd	2,855
399,000	e	Yokohama Rubber Co Ltd	2,318

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

102,300		Yorozu Corp	$2,642
1,049,258		Yulon Motor Co Ltd	1,949

		TOTAL AUTOMOBILES & COMPONENTS	1,560,371

BANKS - 5.6%
88,619	e	1st Source Corp	1,846
96,952	*,e	1st United Bancorp, Inc	478
908,030		77 Bank Ltd	4,133
104,213	*	Aareal Bank AG.	1,611
93,192		Abington Bancorp, Inc	671
419,654		ABSA Group Ltd	6,956
442,800		Affin Holdings BHD	343
31,357,000		Agricultural Bank of China	10,239
679,198	*	Agricultural Bank of Greece	320
9,600		Aichi Bank Ltd	604
1,628,218		Akbank TAS	6,386
286,000		Akita Bank Ltd	936
544,459		Albaraka Turk Katilim Bankasi AS	548
22,194	e	Alliance Financial Corp	623
1,107,700		Alliance Financial Group BHD	1,135
378,255	*	Alpha Bank S.A.	660
315,270	*,m	Amagerbanken AS	0	^
105,243	*,e	Ameris Bancorp	917
37,288	e	Ames National Corp	583
111,754		Andhra Bank	281
541,290	*,m	Anglo Irish Bank Corp plc	0	^
263,000		Aomori Bank Ltd	915
4,513,484	e	Aozora Bank Ltd	10,392
35,200	*	Apollo Residential Mortgage	577
49,870	e	Arrow Financial Corp	1,110
308,453	e	Associated Banc-Corp	2,869
438,518	e	Astoria Financial Corp	3,372
630,108		Asya Katilim Bankasi AS	654
72,681		Attijariwafa Bank	3,265
4,037,074	*	Australia & New Zealand Banking Group Ltd	74,933
276,721	e	Awa Bank Ltd	1,910
444,940	e	Banca Carige S.p.A.	860
11,647,014		Banca Intesa S.p.A.	18,265
4,759,090		Banca Intesa S.p.A. RSP	6,118
8,083,439		Banca Monte dei Paschi di Siena S.p.A.	4,489
363,881		Banca Popolare dell’Emilia Romagna Scrl	3,539
104,164	*	Banca Popolare dell’Etruria e del Lazio	210
574,539	e	Banca Popolare di Milano	1,432
43,910	e	Bancfirst Corp	1,456
643,793		Banche Popolari Unite Scpa	2,383
86,300		Banco ABC Brasil S.A.	435
4,341,384		Banco Bilbao Vizcaya Argentaria S.A.	35,945
1,069,638	e	Banco BPI S.A.	969
3,300	e	Banco Bradesco S.A. (ADR)	49
3,524,246		Banco Bradesco S.A. (Preference)	51,938
2,173,680	e	Banco Comercial Portugues S.A.	562
60,600		Banco Daycoval S.A.	274

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

60,073		Banco de Credito e Inversiones	$2,826
1,602,880		Banco de Oro Universal Bank	1,855
818,842	e	Banco de Sabadell S.A.	2,924
714,905		Banco de Valencia S.A.	736
71,943		Banco di Desio e della Brianza S.p.A.	325
9,367		Banco di Sardegna S.p.A	86
1,437,776		Banco do Brasil S.A.	18,994
529,881		Banco do Estado do Rio Grande do Sul	4,509
522,797	e	Banco Espirito Santo S.A.	1,385
103,600		Banco Industrial e Comercial S.A.	408
3,714,981		Banco Itau Holding Financeira S.A.	57,397
119,447	e	Banco Latinoamericano de Exportaciones S.A. (Class E)	1,819
53,700		Banco Panamericano S.A.	176
195,703	e	Banco Pastor S.A.	754
40,600		Banco Pine S.A.	231
1,294,306	e	Banco Popolare Scarl	2,140
775,280	e	Banco Popular Espanol S.A.	3,577
1,317,039		Banco Santander Brasil S.A.	9,610
11,459,461		Banco Santander Central Hispano S.A.	93,691
61,339,211		Banco Santander Chile S.A.	4,421
286,646		BanColombia S.A.	4,203
56,000	e	BanColombia S.A. (ADR)	3,119
139,266		BanColombia S.A. (Preference)	1,941
14,057	e	Bancorp Rhode Island, Inc	596
360,439	e	Bancorpsouth, Inc	3,165
108,500		Bangkok Bank PCL	489
1,770,900		Bangkok Bank PCL (Foreign)	8,375
358,125	e	Banif SGPS S.A.	196
67,873		Bank Handlowy w Warszawie S.A.	1,413
808,681		Bank Hapoalim Ltd	2,792
1,233,706		Bank Leumi Le-Israel	3,780
857,482		Bank Millennium S.A.	1,169
215,951	e	Bank Mutual Corp	564
103,506	*	Bank of Attica	52
2,108,500		Bank of Ayudhya PCL	1,346
323,600		Bank of Ayudhya PCL - NVDR	207
123,796,000		Bank of China Ltd	38,280
20,110,332	e	Bank of Communications Co Ltd	11,910
954,520		Bank of Cyprus Public Co Ltd	1,474
1,939,395	e	Bank of East Asia Ltd	5,956
117,455		Bank of Hawaii Corp	4,275
135,192		Bank of India	866
21,118,153	*	Bank of Ireland	2,145
19,800		Bank of Iwate Ltd	992
769,350		Bank of Kaohsiung	245
24,138	e	Bank of Kentucky Financial Corp	489
519,125	e	Bank of Kyoto Ltd	4,622
25,247	e	Bank of Marin Bancorp	834
3,190	*,e	Bank of Montreal	178
1,083,934		Bank of Montreal	60,688
213,000		Bank of Nagoya Ltd	743
1,724,150		Bank of Nova Scotia	86,742

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

35,400		Bank of Okinawa Ltd	$1,635
863,253	e	Bank of Queensland Ltd	5,899
184,541		Bank of Saga Ltd	506
125,939	e	Bank of the Ozarks, Inc	2,636
2,143,111		Bank of the Philippine Islands	2,717
81,300		Bank of the Ryukyus Ltd	1,108
1,203,763		Bank of Yokohama Ltd	6,037
163,591		Bank Pekao S.A.	6,580
24,691,500		Bank Rakyat Indonesia	16,167
103,684	e	BankFinancial Corp	688
610,774	*	Bankia SAU	2,998
151,060	e	Bankinter S.A.	820
65,234	e	BankUnited	1,354
88,683		Banner Corp	1,134
5,878		Banque Cantonale Vaudoise	3,023
28,462,260		Barclays plc	69,800
7,066		Basler Kantonalbank	1,079
2,131,269	e	BB&T Corp	45,460
560,196	e	Bendigo Bank Ltd	4,538
177,442	*	Beneficial Mutual Bancorp, Inc	1,322
69,791	e	Berkshire Hills Bancorp, Inc	1,289
1,690,750	e	BNP Paribas	66,654
8,011,487		BOC Hong Kong Holdings Ltd	16,939
27,873	*,e	BofI Holding, Inc	375
44,024	e	BOK Financial Corp	2,064
343,667	e	Boston Private Financial Holdings, Inc	2,021
16,029	*	BRE Bank S.A.	1,161
29,125	e	Bridge Bancorp, Inc	533
38,897	*,e	Bridge Capital Holdings	391
260,604	e	Brookline Bancorp, Inc	2,009
44,777		Bryn Mawr Bank Corp	742
274,407	*	BS Financial Group	2,992
7,310,096		Bumiputra-Commerce Holdings BHD	15,843
130,152		Caja de Ahorros del Mediterraneo	300
42,459	e	Camden National Corp	1,156
756,114		Canadian Imperial Bank of Commerce/Canada	52,947
155,276		Canadian Western Bank	3,805
153,693		Canara Bank	1,385
48,273	*,e	Cape Bancorp, Inc	341
30,431	*,e	Capital Bank Corp	63
73,354	e	Capital City Bank Group, Inc	763
934,001	e	CapitalSource, Inc	5,735
31,298		Capitec Bank Holdings Ltd	743
438,427	e	Capitol Federal Financial	4,630
129,050	e	Cardinal Financial Corp	1,112
14,093	*,e	Cascade Bancorp	82
354,892	e	Cathay General Bancorp	4,039
52,069	e	Center Bancorp, Inc	502
148,474	*,e	Center Financial	696
109,957		Centerstate Banks of Florida, Inc	575
76,301	*,e	Central Pacific Financial Corp	787
17,968	e	Century Bancorp, Inc	417

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,844,890		Chang Hwa Commercial Bank	$3,311
14,782	e	Charter Financial Corp	139
127,163	e	Chemical Financial Corp	1,947
2,455,189	e	Chiba Bank Ltd	17,029
48,800	*	Chiba Kogyo Bank Ltd	298
14,438,000	e	China Citic Bank	5,902
89,207,631	e	China Construction Bank	53,956
12,541,270		China Development Financial Holding Corp	3,726
7,560,622	e	China Merchants Bank Co Ltd	11,437
6,654,800		China Minsheng Banking Corp Ltd	4,048
14,305,417		Chinatrust Financial Holding Co	8,374
159,000		Chong Hing Bank Ltd	282
3,357,000	*	Chongqing Rural Commercial Bank	1,026
74,734	e	Chugoku Bank Ltd	1,101
718,582	*,e	CIT Group, Inc	21,823
64,890	e	Citizens & Northern Corp	964
75,242	e	City Holding Co	2,031
79,957	e	City National Corp	3,019
138,638		City Union Bank Ltd	124
44,490	e	Clifton Savings Bancorp, Inc	408
47,763	e	CNB Financial Corp	612
129,138	e	CoBiz, Inc	577
184,108	e	Columbia Banking System, Inc	2,636
51,463		Comdirect Bank AG.	506
352,638	e	Comerica, Inc	8,100
379,963	e	Commerce Bancshares, Inc	13,204
904,048		Commercial International Bank	3,474
3,097,362	*	Commerzbank AG.	7,763
1,496,466	e	Commonwealth Bank of Australia	65,081
185,851	e	Community Bank System, Inc	4,217
78,460	e	Community Trust Bancorp, Inc	1,827
85,630,048		CorpBanca S.A.	1,071
654,000	*	Cosmos Bank Taiwan	111
110,540		Credicorp Ltd (NY)	10,192
963,689	e	Credit Agricole S.A.	6,628
115,512	e	Credito Emiliano S.p.A.	458
1,735,970	e	Criteria Caixacorp S.A.	7,606
91,931	e	Cullen/Frost Bankers, Inc	4,216
386,522	e	CVB Financial Corp	2,972
534,600	e	Dah Sing Banking Group Ltd	478
183,600		Dah Sing Financial Holdings Ltd	507
637,000		Daishi Bank Ltd	2,180
565,136	*	Danske Bank AS	7,904
2,397,096		DBS Group Holdings Ltd	21,495
59,216		Dena Bank	93
722,608	*	Development Credit Bank Ltd	640
2,118		Dewan Housing Finance Corp Ltd	10
528,507	*	Dexia	1,005
198,260	*	DGB Financial Group Co Ltd	2,348
2,263,489		Dhanalakshmi Bank Ltd	3,380
150,703	e	Dime Community Bancshares	1,527
1,710,322		DNB NOR Holding ASA	17,045

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

570,051	*,e	Doral Financial Corp	$621
6,128,620		E.Sun Financial Holding Co Ltd	2,997
59,838	*,e	Eagle Bancorp, Inc	704
1,602,872		East West Bancorp, Inc	23,899
223,943	*	EFG Eurobank Ergasias S.A.	274
201,904		Ehime Bank Ltd	619
300,000		Eighteenth Bank Ltd	907
27,659	*,e	Encore Bancshares, Inc	295
24,674	e	Enterprise Bancorp, Inc	304
80,392	e	Enterprise Financial Services Corp	1,093
153,505		Erste Bank der Oesterreichischen Sparkassen AG.	3,915
55,588	e	ESB Financial Corp	609
62,295	e	ESSA Bancorp, Inc	655
2,514,136		Far Eastern International Bank	954
35,316	e	Federal Agricultural Mortgage Corp (Class C)	672
224,840		Federal Bank Ltd	1,681
19,980	*	FHB Mortgage Bank plc	45
9,316	*	FIBI Holdings Ltd	142
288,400		FIDEA Holdings Co Ltd	862
6,799,354	e	Fifth Third Bancorp	68,673
63,843	e	Financial Institutions, Inc	910
4,960	*,m	Fionia Bank AS	0	^
94,366	e	First Bancorp (NC)	947
2,309	*,e	First Bancorp (Puerto Rico)	6
40,135	e	First Bancorp, Inc	505
453,379	e	First Busey Corp	1,972
9,144	e	First Citizens Bancshares, Inc (Class A)	1,313
516,478	e	First Commonwealth Financial Corp	1,911
61,667		First Community Bancshares, Inc	629
40,300	*	First Connecticut Bancorp	456
46,169	*,e	First Defiance Financial Corp	619
306,104	e	First Financial Bancorp	4,224
128,112	e	First Financial Bankshares, Inc	3,351
57,543	e	First Financial Corp	1,583
7,954,174		First Financial Holding Co Ltd	5,084
107,912	e	First Financial Holdings, Inc	433
4,667,306	e	First Horizon National Corp	27,817
51,309		First International Bank Of Israel Ltd	513
82,730	e	First Interstate Bancsystem, Inc	886
143,761		First Merchants Corp	1,014
334,409	e	First Midwest Bancorp, Inc	2,448
532,815	e	First Niagara Financial Group, Inc	4,875
30,464	e	First of Long Island Corp	690
35,028	e	First Pactrust Bancorp, Inc	397
562,453	*,e	First Republic Bank	13,026
514,049	e	FirstMerit Corp	5,840
635,916	*	Flagstar Bancorp, Inc	312
173,074	e	Flushing Financial Corp	1,869
628,336	e	FNB Corp	5,385
59,331	e	Fox Chase Bancorp, Inc	752
54,654	*,e	Franklin Financial Corp	603
344,000		Fukui Bank Ltd	1,143

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

682,350		Fukuoka Financial Group, Inc	$2,855
352,506	e	Fulton Financial Corp	2,697
171,782	*	Geniki Bank	68
56,240		Genworth MI Canada, Inc	1,086
65,019	e	German American Bancorp, Inc	1,048
400,140	*	Getin Holding S.A.	865
354,088	e	Glacier Bancorp, Inc	3,318
65,782	e	Great Southern Bancorp, Inc	1,104
218,206	*	Greek Postal Savings Bank	220
6,124		Gruh Finance Ltd	62
2,528,089	e	Grupo Financiero Banorte S.A. de C.V.	7,503
3,567,132		Grupo Financiero Inbursa S.A.	6,001
673,203		Gunma Bank Ltd	3,752
271,150	e	Hachijuni Bank Ltd	1,661
42,733	*,e	Hampton Roads Bankshares, Inc	201
377,260		Hana Financial Group, Inc	10,969
340,622	e	Hancock Holding Co	9,122
825,677	e	Hang Seng Bank Ltd	9,673
847,855	*,e	Hanmi Financial Corp	704
2,227,019		HDFC Bank Ltd	21,067
73,633	e	Heartland Financial USA, Inc	1,044
85,773	*,e	Heritage Commerce Corp	330
83,788	e	Heritage Financial Corp	925
188,000		Higashi-Nippon Bank Ltd	413
353,331		Higo Bank Ltd	2,128
88,493	e	Hiroshima Bank Ltd	438
384,000		Hokkoku Bank Ltd	1,436
404,000		Hokuetsu Bank Ltd	876
192,806		Hokuhoku Financial Group, Inc	421
97,570		Home Bancshares, Inc	2,070
44,169		Home Capital Group, Inc	1,838
77,407	e	Home Federal Bancorp, Inc	605
716,700		Hong Leong Bank BHD	2,279
244,812		Hong Leong Credit BHD	830
1,706,650		Housing Development Finance Corp	22,217
29,889,069		HSBC Holdings plc	228,930
5,560,136		Hua Nan Financial Holdings Co Ltd	3,311
1,151,722	e	Hudson City Bancorp, Inc	6,519
49,776	e	Hudson Valley Holding Corp	868
15,170,194	e	Huntington Bancshares, Inc	72,817
487,692		Hyakugo Bank Ltd	2,073
468,000		Hyakujushi Bank Ltd	2,142
138,073	e	IBERIABANK Corp	6,498
1,197,214		ICICI Bank Ltd	21,118
101,174	e	Independent Bank Corp	2,200
453,439		IndusInd Bank Ltd	2,414
125,702,000	e	Industrial & Commercial Bank of China	60,700
330,200		Industrial Bank of Korea	3,833
1,050,215		ING Vysya Bank Ltd	6,383
291,226	e	International Bancshares Corp	3,830
3,166,541		Investimentos Itau S.A. - PR	16,050
186,202	*,e	Investors Bancorp, Inc	2,352

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

544,626	*	Israel Discount Bank Ltd	$799
10,700		Itau Unibanco Banco Multiplo S.A. (ADR)	166
36,236		Iyo Bank Ltd	370
6,452		Jammu & Kashmir Bank Ltd	105
88,690		Jeonbuk Bank	371
935,939		Joyo Bank Ltd	4,354
636,555		Juroku Bank Ltd	2,090
85,921	*	Jyske Bank	2,542
204,000		Kagoshima Bank Ltd	1,480
346,535		Kansai Urban Banking Corp	634
171,700	*,e	Kanto Tsukuba Bank Ltd	638
205,710		Karnataka Bank Ltd	351
4,095	*	Karur Vusya Bank Ltd	31
497,100		Kasikornbank PCL	1,854
95,300		Kasikornbank PCL - NVDR	355
1,937,600		Kasikornbank PCL (Foreign)	7,357
1,061,793		KB Financial Group, Inc	35,084
595,394		KBC Groep NV	13,736
72,724	e	Kearny Financial Corp	643
979,000		Keiyo Bank Ltd	5,293
3,197,371	e	Keycorp	18,960
537,300		Kiatnakin Bank PCL	494
1,218,000	*	King’s Town Bank	667
1,365,000		Kiyo Holdings, Inc	2,115
33,523		Komercni Banka AS	6,217
1,060,140		Korea Exchange Bank	6,214
3,690,400		Krung Thai Bank PCL	1,815
98,309	e	Lakeland Bancorp, Inc	769
87,513	e	Lakeland Financial Corp	1,808
5,687		Lakshmi Vilas Bank Ltd	11
34,752		Laurentian Bank of Canada	1,485
933,088		LIC Housing Finance Ltd	4,008
19,310		Liechtenstein Landesbank	1,099
48,777,991	*	Lloyds TSB Group plc	26,187
338,827	e	M&T Bank Corp	23,684
133,580	e	MainSource Financial Group, Inc	1,165
6,608,750		Malayan Banking BHD	16,469
1,183,300		Malaysia Building Society	476
2,843,953		Marfin Popular Bank Public Co Ltd	1,350
246,434	e	MB Financial, Inc	3,628
17,670,987		Mega Financial Holding Co Ltd	12,134
26,874	e	Merchants Bancshares, Inc	720
50,021	*,e	Meridian Interstate Bancorp, Inc	546
1,770,611		Metropolitan Bank & Trust	2,646
910,051	*,e	MGIC Investment Corp	1,702
28,069	e	Midsouth Bancorp, Inc	302
165,000		Mie Bank Ltd	429
414,000		Minato Bank Ltd	792
23,355,264	e	Mitsubishi UFJ Financial Group, Inc	107,193
7,793,097	e	Mitsui Trust Holdings, Inc	25,794
247,000		Miyazaki Bank Ltd	584
314,270		Mizrahi Tefahot Bank Ltd	2,582

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

22,458,523	e	Mizuho Financial Group, Inc	$32,888
68,668		Musashino Bank Ltd	2,459
340,928		Nanto Bank Ltd	2,048
160,735	*,e	Nara Bancorp, Inc	976
2,820,140	e	National Australia Bank Ltd	59,904
319,186		National Bank of Canada	21,288
847,115	*	National Bank of Greece S.A.	3,065
38,789	e	National Bankshares, Inc	936
584,623	e	National Penn Bancshares, Inc	4,098
97,911		National Societe Generale Bank SAE	377
2,844,427		Natixis	8,948
169,553	e	NBT Bancorp, Inc	3,157
262,335		Nedbank Group Ltd	4,428
770,292	e	New York Community Bancorp, Inc	9,165
934,185		Nishi-Nippon City Bank Ltd	2,871
72,025	*,f	NOMOS-BANK (GDR) (purchased 04/19/11, cost $1,148)	687
3,597,123		Nordea Bank AB	29,112
72,694	e	Northfield Bancorp, Inc	962
513,857	e	Northwest Bancshares, Inc	6,120
66,758	e	OceanFirst Financial Corp	779
341,452	*	Ocwen Financial Corp	4,511
627,000		Ogaki Kyoritsu Bank Ltd	2,168
214,000		Oita Bank Ltd	716
432,370	e	Old National Bancorp	4,030
43,241	*,e	OmniAmerican Bancorp, Inc	590
176,285	e	Oriental Financial Group, Inc	1,705
224,701	e	Oritani Financial Corp	2,890
33,779	e	Orrstown Financial Services, Inc	434
291,471	e	OTP Bank	4,289
52		Otzar Hityashvuth Hayehudim	71
1,011,551	e	Oversea-Chinese Banking Corp	6,234
37,083	*,e	Pacific Capital Bancorp	946
71,023	e	Pacific Continental Corp	504
161,017	e	PacWest Bancorp	2,245
707,207		Paragon Group of Cos plc	1,686
5,500		Parana Banco S.A.	29
60,931	e	Park National Corp	3,222
169,308	*,e	Park Sterling Bank	579
18,087	e	Penns Woods Bancorp, Inc	592
72,612	*	Pennsylvania Commerce Bancorp, Inc	628
65,159	e	Peoples Bancorp, Inc	717
1,273,763	e	People’s United Financial, Inc	14,520
429,240	*	Philippine National Bank	453
590,258	e	Piccolo Credito Valtellinese Scarl	1,767
155,865	*,e	Pinnacle Financial Partners, Inc	1,705
2,338,578	*	Piraeus Bank S.A.	1,446
665,256	*,e	PMI Group, Inc	133
2,672,483	e	PNC Financial Services Group, Inc	128,788
1,805,733	*,e	Popular, Inc	2,709
901,954		Powszechna Kasa Oszczednosci Bank Polski S.A.	8,887
270,296	e	PrivateBancorp, Inc	2,033
217,590	e	Prosperity Bancshares, Inc	7,111

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

292,243		Provident Financial Services, Inc	$3,142
180,025	e	Provident New York Bancorp	1,048
7,786,000		PT Bank Bukopin Tbk	489
15,882,000		PT Bank Central Asia Tbk	13,765
4,237,735		PT Bank Danamon Indonesia Tbk	2,196
10,543,500		PT Bank Jabar Banten Tbk	1,063
16,307,382		PT Bank Mandiri Persero Tbk	11,529
14,061,023		PT Bank Negara Indonesia	5,875
7,231,000		PT Bank Tabungan Negara Tbk	983
78,946		Public Bank BHD	301
1,665,911		Public Bank BHD (Foreign)	6,416
18,510		Punjab & Sind Bank	25
573,514	e	Radian Group, Inc	1,256
190,179	e	Raiffeisen International Bank Holding AG.	5,505
2,512,635	e	Regions Financial Corp	8,367
143,639	e	Renasant Corp	1,829
70,060	e	Republic Bancorp, Inc (Class A)	1,241
2,646,640		Resona Holdings, Inc	12,627
799,900		RHB Capital BHD	1,746
406,700		Rizal Commercial Banking Corp	296
127,324		Rockville Financial, Inc	1,207
40,384	e	Roma Financial Corp	329
5,200	*,m	Roskilde Bank	0	^
135,601	e	Royal Bank of Canada	6,200
1,806,019		Royal Bank of Canada (Toronto)	82,830
17,491,312	*	Royal Bank of Scotland Group plc	6,257
123,866	e	S&T Bancorp, Inc	2,002
55,198	e	S.Y. Bancorp, Inc	1,028
102,070		Sandy Spring Bancorp, Inc	1,493
212,000		San-In Godo Bank Ltd	1,633
885,300		Sapporo Hokuyo Holdings, Inc	3,137
3,970,968		Sberbank of Russian Federation (ADR)	35,302
78,541	e	SCBT Financial Corp	1,938
393,916	*,e	Seacoast Banking Corp of Florida	579
374,016		Security Bank Corp	740
774,388		Sekerbank TAS	389
1,298,800		Senshu Ikeda Holdings, Inc	2,126
730		Seven Bank Ltd	1,425
452,000		Shiga Bank Ltd	3,110
280,000		Shikoku Bank Ltd	1,146
9,800		Shimizu Bank Ltd	437
990,220		Shinhan Financial Group Co Ltd	34,526
12,793,823		Shinsei Bank Ltd	14,380
1,918,559	e	Shizuoka Bank Ltd	20,101
1,944,800		Siam Commercial Bank PCL	6,578
63,071	e	Sierra Bancorp	577
202,063	*,e	Signature Bank	9,644
89,899	e	Simmons First National Corp (Class A)	1,951
7,855,820		SinoPac Financial Holdings Co Ltd	2,516
1,913,806		Skandinaviska Enskilda Banken AB (Class A)	10,288
842,709		Societe Generale	22,060
763,910		South Indian Bank Ltd	345

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

99,254	e	Southside Bancshares, Inc	$1,788
117,571	*	Southwest Bancorp, Inc	496
153,764		Sparebanken Midt-Norge	1,023
3,476		St Galler Kantonalbank	1,539
1,781,871		Standard Bank Group Ltd	20,386
2,519,540		Standard Chartered plc	50,267
21,824	e	Standard Chartered plc (Hong Kong)	439
76,718	e	State Bancorp, Inc	811
118,225	*,e	State Bank & Trust Co	1,492
10,927		State Bank of Bikaner & Jaip	88
51,330		State Bank of India Ltd	1,991
29,573	f	State Bank of India Ltd (GDR) (purchased 08/27/09, cost $3,342)	2,485
2,543		State Bank of Travancore	31
106,760	e	StellarOne Corp	1,062
119,608		Sterling Bancorp	868
131,019	*,e	Sterling Financial Corp	1,622
42,380		Suffolk Bancorp	353
2,530,471	e	Sumitomo Mitsui Financial Group, Inc	71,297
260,105	*,e	Sun Bancorp, Inc	689
942,012	e	SunTrust Banks, Inc	16,909
586,678	e	Suruga Bank Ltd	5,716
634,741	e	Susquehanna Bancshares, Inc	3,472
192,810	*,e	SVB Financial Group	7,134
958,627		Svenska Handelsbanken (A Shares)	24,393
804,072		Swedbank AB (A Shares)	8,878
105,485		Sydbank AS	1,866
135,979		Syndicate Bank	287
2,172,355	e	Synovus Financial Corp	2,324
2,899,800	*	Ta Chong Bank Co Ltd	753
2,048,762	*	Taichung Commercial Bank	662
7,038,019		Taishin Financial Holdings Co Ltd	2,692
3,640,453	*	Taiwan Business Bank	1,079
4,981,273		Taiwan Cooperative Bank	2,992
55,855	*,e	Taylor Capital Group, Inc	359
448,985	e	TCF Financial Corp	4,113
66,129		Territorial Bancorp, Inc	1,266
153,314	*,e	Texas Capital Bancshares, Inc	3,503
132,048	*,e	TFS Financial Corp	1,074
115,834	*	The Bancorp, Inc	829
737,200		Tisco Bank PCL	847
169,000		Tochigi Bank Ltd	656
290,000		Toho Bank Ltd	804
41,500	*	Tokyo Tomin Bank Ltd	541
309,500		Tomony Holdings, Inc	1,395
50,376	e	Tompkins Trustco, Inc	1,802
1,414,540		Toronto-Dominion Bank	100,688
309,000		Towa Bank Ltd	394
58,023	e	Tower Bancorp, Inc	1,215
98,724	e	TowneBank	1,122
69,893	e	Trico Bancshares	858
391,057	e	Trustco Bank Corp NY	1,744

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

312,998	e	Trustmark Corp	$5,681
4,477,225		Turkiye Garanti Bankasi AS	17,326
560,807		Turkiye Halk Bankasi AS	4,002
2,789,547		Turkiye Is Bankasi (Series C)	7,166
701,511		Turkiye Sinai Kalkinma Bankasi AS.	749
1,117,461		Turkiye Vakiflar Bankasi Tao	2,227
327,683		UCO Bank	435
156,998	e	UMB Financial Corp	5,036
531,257	e	Umpqua Holdings Corp	4,670
12,327,369		UniCredito Italiano S.p.A.	13,072
46,277		Union Bank of Israel	154
541,000	*	Union Bank Of Taiwan	180
99,761	e	Union Bankshares Corp	1,069
208,678	e	United Bankshares, Inc	4,192
154,467	*,e	United Community Banks, Inc	1,311
74,146	e	United Financial Bancorp, Inc	1,015
813,679		United Overseas Bank Ltd	10,463
72,148		Univest Corp of Pennsylvania	962
12,162,092	e	US Bancorp	286,297
325,722		UTI Bank Ltd	6,732
20,130		Valiant Holding	2,712
300,650	e	Valley National Bancorp	3,184
173,237		ViewPoint Financial Group	1,984
436,660		Vijaya Bank	483
132,737	*,e	Virginia Commerce Bancorp	779
2,531,864	f	VTB Bank OJSC (GDR) (purchased 02/27/09, cost $13,727)	10,374
46,823	*,e	Walker & Dunlop, Inc	544
55,743		Washington Banking Co	542
198,020	e	Washington Federal, Inc	2,523
60,455	e	Washington Trust Bancorp, Inc	1,196
340,534	e	Webster Financial Corp	5,210
31,848,442		Wells Fargo & Co	768,185
115,959	e	WesBanco, Inc	2,007
89,806	e	West Bancorporation, Inc	762
90,141	*,e	West Coast Bancorp	1,262
127,267	e	Westamerica Bancorporation	4,877
325,082	*,e	Western Alliance Bancorp	1,781
128,401	e	Westfield Financial, Inc	846
3,687,993	e	Westpac Banking Corp	71,419
237,569	*,e	Wilshire Bancorp, Inc	651
344,454		Wing Hang Bank Ltd	2,780
169,593	e	Wintrust Financial Corp	4,377
701,020		Woori Finance Holdings Co Ltd	5,944
33,498	e	WSFS Financial Corp	1,058
27,000		Yachiyo Bank Ltd	769
216,000	e	Yamagata Bank Ltd	1,180
277,905		Yamaguchi Financial Group, Inc	2,809
210,000		Yamanashi Chuo Bank Ltd	964
2,118,752	*	Yapi ve Kredi Bankasi	4,678
55,800		Yes Bank Ltd	309
921,059	e	Zions Bancorporation	12,959

		TOTAL BANKS	4,968,457

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

CAPITAL GOODS - 7.9%
164,344	*,e	3D Systems Corp	$2,299
1,713,695	e	3M Co	123,027
244,559	e	A.O. Smith Corp	7,833
393,059	*,e	A123 Systems, Inc	1,352
161,129		Aalberts Industries NV	2,396
79,254	e	Aaon, Inc	1,248
190,875	e	AAR Corp	3,182
833,262		ABB Ltd	14,254
54,795	e	Abengoa S.A.	1,162
40,001		ABG Shipyard Ltd	321
50,000		Ablerex Electronics Co Ltd	109
3,685,992		Aboitiz Equity Ventures Inc	3,185
547,000		AcBel Polytech, Inc	235
186,915	*,e	Accuride Corp	957
199,000		ACES Electronic Co Ltd	318
114,295	e	Aceto Corp	605
31,737	e	ACS Actividades Cons y Servicios S.A.	1,118
43,000		Acter Co Ltd	153
383,880	*,e	Active Power, Inc	495
326,236	e	Actuant Corp (Class A)	6,443
177,121	e	Acuity Brands, Inc	6,383
320,610		Adani Enterprises Ltd	3,436
68,543		Aditya Birla Nuvo Ltd	1,270
168,000		Advan Co Ltd	1,605
49,000		Advanced Ceramic X Corp	144
311,100	*,e	Aecom Technology Corp	5,497
78,555		Aecon Group, Inc	562
117,629	*,e	Aerovironment, Inc	3,311
28,428		AFG Arbonia-Forster Hldg	495
26,100		AG Growth International Inc	933
1,370,949	*,e	AGCO Corp	47,394
1,925		AIA Engineering Ltd	12
120,399		Aica Kogyo Co Ltd	1,722
40,500		Aichi Corp	166
75,000		Aida Engineering Ltd	359
98,975	*,e	Air Lease Corp	1,900
222,734	e	Aircastle Ltd	2,120
126,857	*	Akfen Holding AS.	635
61,051		Alamo Group, Inc	1,269
226,239		Alarko Holding AS	385
132,495		Albany International Corp (Class A)	2,418
136,927		Alesco Corp Ltd	178
87,815	e	Alfa Laval AB	1,382
884,509		Alfa S.A. de C.V. (Class A)	9,215
7,899,100		Alliance Global Group, Inc	1,668
120,642	e	Alliant Techsystems, Inc	6,576
22,292		Allied Electronics Corp Ltd	71
135,679		Allied Electronics Corp Ltd (Preference)	394
24,862		Alstom Projects India Ltd	262

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

17,196	e	Alstom RGPT	$566
118,147	*	Altra Holdings, Inc	1,367
1,077,025		Amada Co Ltd	7,085
138,700		Amano Corp	1,247
3,104		Amara Raja Batteries Ltd	13
84,512	*,e	Ameresco, Inc	859
57,807	*	American Railcar Industries, Inc	889
58,574	e	American Science & Engineering, Inc	3,576
219,460	*,e	American Superconductor Corp	862
43,103		American Woodmark Corp	522
48,725	e	Ameron International Corp	4,139
736,246	e	Ametek, Inc	24,274
50,592	e	Ampco-Pittsburgh Corp	1,035
34,000	*	Amrep Corp	0	^
255,000	*	Amtek Engineering Ltd	125
76,237		Andritz AG.	6,207
3,360,000	*	Apac Resources Ltd	115
137,237	e	Apogee Enterprises, Inc	1,179
247,661		Applied Industrial Technologies, Inc	6,726
71,878	e	Arcadis NV	1,312
41,890		Areva T&D India Ltd	186
52,138	*,e	Argan, Inc	531
133,780	e	Armstrong World Industries, Inc	4,607
21,447		Armtec Infrastructure Income Fund	19
518,282	*,e	ArvinMeritor, Inc	3,659
73,200	e	Asahi Diamond Industrial Co Ltd	1,018
1,800,205		Asahi Glass Co Ltd	17,576
91,651		Aselsan Elektronik Sanayi Ve Ticaret AS	359
1,080,406		Ashok Leyland Ltd	573
1,290,543		Ashtead Group plc	2,651
1,465,208	e	Assa Abloy AB (Class B)	30,146
168,096		Astaldi S.p.A.	932
95,508	*,e	Astec Industries, Inc	2,796
46,681	*,e	Astronics Corp	1,319
321,016		Asunaro Aoki Construction Co Ltd	1,792
6,321		A-Tech Solution Co Ltd	47
544,272	e	Atlas Copco AB (A Shares)	9,634
82,209		Atlas Copco AB (B Shares)	1,287
108,119	*	ATS Automation Tooling Systems, Inc	635
654,108		Ausdrill Ltd	1,686
107,833		Ausenco Ltd	229
1,253,451		Austal Ltd	2,643
57,652		Austin Engineering Ltd	198
530,248		Aveng Ltd	2,259
52,126		AZZ, Inc	2,021
33,087		B&B Tools AB	251
476,455	*,e	Babcock & Wilcox Co	9,315
60,009	e	Badger Meter, Inc	1,736
2,694,575		BAE Systems plc	11,129
1,186,734		Balfour Beatty plc	4,694
196,000		Bando Chemical Industries Ltd	744
50,000		Baoye Group Co Ltd	27

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

279,150		Barloworld Ltd	$2,081
228,104	e	Barnes Group, Inc	4,391
78,615		Basil Read Holdings Ltd	131
8,405		Bauer AG.	192
16,802		BayWa AG.	651
415,288	*,e	BE Aerospace, Inc	13,750
51,554	*	BE Group AB	173
57	*,e	Beacon Power Corp	0	^
184,677	*,e	Beacon Roofing Supply, Inc	2,953
725,400	e	Beijing Enterprises Holdings Ltd	3,642
2,592	e	Bekaert S.A.	106
238,332		Belden CDT, Inc	6,147
5,252		BEML Ltd	49
167,200	*	Benalec Holdings BHD	56
4,320,600	*	Berjaya Corp BHD	1,352
39,902	*,e	Berliner Communications, Inc	198
801,000		BES Engineering Corp	195
528,759		Besalco S.A.	648
148,490	*	Bharat Heavy Electricals Ltd	4,951
10,415		BHI Co Ltd	139
457,104		Bidvest Group Ltd	8,416
17,968	*	Biesse S.p.A.	64
77,975		Bilfinger Berger AG.	5,877
83,838		Bird Construction Income Fund	792
184,367	*,e	Blount International, Inc	2,463
664,697	e	Boart Longyear Group	1,643
11,644	*	Bobst Group AG.	248
584,761		Bodycote plc	2,238
4,546,337	e	Boeing Co	275,098
183,000		Boer Power Holdings Ltd	45
2,287,921		Bombardier, Inc	8,013
53,900		Boskalis Westminster	1,658
5,775		Bossard Holding AG.	664
611,600		Boustead Holdings BHD	960
164,409	e	Bouygues S.A.	5,439
220,739		Bradken Ltd	1,390
227,487	e	Brady Corp (Class A)	6,012
34,075		Brenntag AG.	2,956
266,565	e	Briggs & Stratton Corp	3,601
370,611	*,e	Broadwind Energy, Inc	119
17,054		Bucher Industries AG.	2,644
11,106		Budimex S.A.	242
205,510	*,e	Builders FirstSource, Inc	261
68,000	e	Bunka Shutter Co Ltd	209
570,347	e	Bunzl plc	6,796
52,444		Burckhardt Compression Holding AG.	10,327
2,506,000	*	Burwill Holdings Ltd	39
920,349		CAE, Inc	8,633
177,700		Cahya Mata Sarawak BHD	108
46,328	*	CAI International, Inc	543
976,843	*,e	Capstone Turbine Corp	977
33,823	e	Carbone Lorraine	1,339

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

178,420		Cardno Ltd	$794
48,914	e	Cargotec Corp (B Shares)	1,186
741,363	e	Carillion plc	3,832
210,947	e	Carlisle Cos, Inc	6,725
26,137	*	Carraro S.p.A.	78
41,908	e	Cascade Corp	1,399
3,208,799		Caterpillar, Inc	236,939
738,000		Central Glass Co Ltd	3,598
9,491		CENTROTEC Sustainable AG.	172
105,903	*,e	Ceradyne, Inc	2,848
38,117	*	Cersanit Krasnystaw S.A.	54
97,000		Champion Building Materials Co Ltd	51
218,500	*	Changchai Co Ltd	86
60,239	*	Changs Ascending Enterprise Co Ltd	145
54,754,438		Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	61,188
118,011	*	Chart Industries, Inc	4,977
221,284		Charter International plc	2,971
260,372		Chemring Group plc	2,132
348,000		Chen Hsong Holdings	119
878,028		Chicago Bridge & Iron Co NV	25,138
965,350		Chien Kuo Construction Co Ltd	451
86,660	*	Chin Hung International, Inc	13
819,000		China Automation Group Ltd	207
13,223,000		China Communications Construction Co Ltd	8,587
5,804,000	*	China Daye Non-Ferrous Metals Mining Ltd	269
570,000		China Electric Manufacturing Corp	357
531,050	*	China Fangda Group Co Ltd	166
3,848,000		China Haidian Holdings Ltd	308
1,782,700	e	China High Speed Transmission Equipment Group Co Ltd	815
1,103,070		China International Marine Containers Co Ltd (Class B)	1,114
2,131,000		China National Materials Co Ltd	766
3,178,000		China Railway Construction Corp	1,330
6,493,000	e	China Railway Group Ltd	1,295
277,000		China Singyes Solar Technologies Holdings Ltd	121
3,809,500		China South Locomotive and Rolling Stock Corp	1,350
1,316,000		China State Construction International Holdings Ltd	693
182,380	*	China Textile Machinery	103
409,928	e	Chiyoda Corp	3,996
14,600	*	Chiyoda Integre Co Ltd	203
1,486,000		Chongqing Machinery & Electric Co Ltd	216
1,563		Chosun Refractories Co Ltd	79
36,000		Chudenko Corp	469
122,989		Chugai Ro Co Ltd	408
845,000		Chung Hsin Electric & Machinery Manufacturing Corp	408
25,300		Churchill Corp	316
9,200		Cia Providencia Industria e Comercio S.A.	28
1,431,442	e	Cintra Concesiones de Infraestructuras de Transporte S.A.	16,318
548,239	e	CIR-Compagnie Industriali Riunite S.p.A.	1,031
76,000	e	CIRCOR International, Inc	2,232
2,443,814	e	Citic Pacific Ltd	3,441
5,487,000	*	Citic Resources Holdings Ltd	513

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

20,355		CJ Corp	$1,342
127,800		CKD Corp	754
89,402		Clal Industries and Investments	364
237,703	e	Clarcor, Inc	9,836
346,736		Clough Ltd	247
183,467	*,e	CNH Global NV	4,814
238,000	*	CNNC International Ltd	59
403,866		Coastal Contracts BHD	218
131,547	e	Cobham plc	356
459,368		Cofide S.p.A.	378
34,689	*,e	Coleman Cable, Inc	293
123,750	*,e	Colfax Corp	2,507
81,382	*,e	Columbus McKinnon Corp	892
208,802	e	Comfort Systems USA, Inc	1,737
110,527	*,e	Commercial Vehicle Group, Inc	726
2,201,743		Compagnie de Saint-Gobain	83,999
7,985		Compagnie d’Entreprises CFE	424
180,100		COMSYS Holdings Corp	1,774
124,070	*	Concentric AB	542
3,807		Construcciones y Auxiliar de Ferrocarriles S.A.	1,926
1,081,000		Continental Engineering Corp	350
6,099,461		Cookson Group plc	40,691
446,790	e	Cooper Industries plc	20,606
665,131	e	Cosco Corp Singapore Ltd	464
1,452,000		Cosco International Holdings Ltd	506
26,885	e	Cosel Co Ltd	403
49,951		Costain Group plc	167
35,858		Cramo Oyj (Series B)	303
295,391		Crane Co	10,543
680,000		Crompton Greaves Ltd	2,105
1,291,000		CSBC Corp Taiwan	1,047
678,922	e	CSR Ltd	1,512
1,288,000		CTCI Corp	1,541
112,286		Cubic Corp	4,387
1,248,054	e	Cummins, Inc	101,917
220,725	e	Curtiss-Wright Corp	6,364
661,000		DA CIN Construction Co Ltd	364
93,690	*	Daekyung Machinery & Engr Co	236
38,368		Daelim Industrial Co	3,063
138,695		Daewoo Engineering & Construction Co Ltd	1,049
47,438		Daewoo International Corp	1,167
167,631		Daewoo Shipbuilding & Marine Engineering Co Ltd	3,142
118,500		Daifuku Co Ltd	635
134,641	e	Daihen Corp	513
175,000		Daiichi Jitsugyo Co Ltd	774
99,822	e	Daikin Industries Ltd	2,859
70,000		Daiwa Industries Ltd	360
190,200		Dalian Refrigeration Co Ltd	123
2,745,594		Danaher Corp	115,150
54,949	e	Danieli & Co S.p.A.	1,132
131,541		Danieli & Co S.p.A. (RSP)	1,483
180,661		DCC plc	4,538

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

94,237	*	Deceuninck NV	$169
133,322		Decmil Group Ltd	233
852,970	e	Deere & Co	55,077
9,479		Delek Group Ltd	1,437
18,700	*	Denyo Co Ltd	231
83,652	*	Deutz AG.	463
2,164,500		Dialog Group BHD	1,505
3,160,000	*	Dickson Group Holdings Ltd	65
212,044	*,e	DigitalGlobe, Inc	4,120
34,306		Discount Investment Corp	262
192,400		DMCI Holdings, Inc	151
4,470		Dohwa Consulting Engineers Co Ltd	62
330,918		Donaldson Co, Inc	18,134
8,330		Dong Yang Gang Chul Co Ltd	16
6,150		Dong-Ah Geological Engineering Co Ltd	51
27,070		Dongbu Corp	108
570,800	e	Dongfang Electric Co Ltd	1,467
26,169		Dongkuk Structures & Construction Co Ltd	63
28,723		Doosan Corp	3,242
27,900	*	Doosan Engine Co Ltd	301
85,630		Doosan Engineering & Construction Co Ltd	264
57,373		Doosan Heavy Industries and Construction Co Ltd	2,677
169,280	*	Doosan Infracore Co Ltd	2,548
95,866	e	Douglas Dynamics, Inc	1,225
1,261,514	e	Dover Corp	58,788
67,281	e	Ducommun, Inc	1,008
40,641		Duerr AG.	1,310
145,756	e	Duro Felguera S.A.	912
58,004	*	DXP Enterprises, Inc	1,092
199,713	*	Dycom Industries, Inc	3,056
86,421	e	Dynamic Materials Corp	1,361
176,000		Dynapack International Technology Corp	602
1,687		e Tec E&C Ltd	64
1,379,343	e	Eaton Corp	48,967
729,828		Ebara Corp	2,888
15,696		Eczacibasi Yatirim Holding	40
937		Eicher Motors Ltd	31
25,872	e	Eiffage S.A.	798
15,761		Elbit Systems Ltd	614
1,307		Electra Israel Ltd	111
18,143		Electrosteel Castings Ltd	11
41,563		ElSwedy Cables Holding Co	152
346,182	*,e	EMCOR Group, Inc	7,038
1,158,096		Emeco Holdings Ltd	1,082
2,351,467		Emerson Electric Co	97,139
872,645		Empresa Brasileira de Aeronautica S.A.	5,453
27,537		Empresa Brasileira de Aeronautica S.A. (ADR)	699
717,719		Empresas COPEC S.A.	8,563
160,600	*	Empresas ICA SAB de C.V. (ADR)	713
1,400,400	*,e	Empresas ICA Sociedad Controladora S.A. de C.V.	1,563
78,391	e	Encore Wire Corp	1,613
318,980	*,e	Ener1, Inc	44

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

172,885	*,e	Energy Recovery, Inc	$520
745,462		Energy Support Corp	1,666
276,174	*	EnerSys	5,529
50,943		ENG Electric Co Ltd	133
3,274,097		Engineers India Ltd	16,398
421,965		Enka Insaat ve Sanayi AS	1,014
101,464	*,e	EnPro Industries, Inc	3,011
96,000	*	Enric Energy Equipment Holdings Ltd	24
2,488		Entrepose Contracting	278
147,980		ESCO Technologies, Inc	3,773
210,403		Escorts Ltd	301
88,288	*,e	Essex Rental Corp	217
139,494	*,e	Esterline Technologies Corp	7,231
83,900		Eucatex S.A. Industria e Comercio	300
1,335,923	e	European Aeronautic Defence and Space Co	37,551
1,336,000		EVA Precision Industrial Holdings Ltd	333
14,999		Fabryka Kotlow Rafako S.A.	40
7,419		Faiveley S.A.	445
251,803	*,e	Fanuc Ltd	34,685
5,167,172		Far Eastern Textile Co Ltd	5,271
974,127	e	Fastenal Co	32,419
254,666	e	Federal Signal Corp	1,126
270,618		Fenner plc	1,305
220,757		Ferreyros S.A.	196
1,795,626	*	FIAT Industrial S.p.A.	13,417
509,403		Finmeccanica S.p.A.	3,525
327,817		Finning International, Inc	5,991
10,763		Finolex Cables Ltd	8
842,000		First Tractor Co	497
189,123	*,e	Flow International Corp	418
158,562	e	Flowserve Corp	11,734
79,147	e	FLSmidth & Co AS	3,965
1,179,694		Fluor Corp	54,916
4,031		FMS Enterprises Migun Ltd	66
21,495	e	Fomento de Construcciones y Contratas S.A.	530
328,733	*,e	Force Protection, Inc	1,266
55,632		Forge Group Ltd	230
523,000		Fortune Electric Co Ltd	258
290,100		Foshan Electrical and Lighting Co Ltd	211
38	*,e	Foster Wheeler AG.	1
143,606	e	Franklin Electric Co, Inc	5,210
1,349,099		Fraser and Neave Ltd	5,922
57,900	*,e	Freightcar America, Inc	834
63,071		Frigoglass S.A.	452
297,942		FSP Technology, Inc	227
183,200	*,e	Fudo Tetra Corp	378
500,940	*,e	FuelCell Energy, Inc	421
85,302	*,e	Fuji Electric Holdings Co Ltd	221
68,096		Fuji Machine Manufacturing Co Ltd	1,204
548,978	e	Fujikura Ltd	1,797
138,000		Fujitec Co Ltd	747
160,729	*	Furmanite Corp	870

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

413,000	*,e	Furukawa Co Ltd	$402
790,762		Furukawa Electric Co Ltd	2,154
40,019	*	Futaba Corp/Chiba	821
306,000		G Shank Enterprise Co Ltd	176
668,000	*	Gallant Venture Ltd	138
109,511		Galliford Try plc	747
355,449	e	Gamesa Corp Tecnologica S.A.	1,589
2,139,500		Gamuda BHD	1,913
578,535	e	Gardner Denver, Inc	36,766
130,440	e	GATX Corp	4,042
13,703		GEA Group AG.	320
20,939		Geberit AG.	3,866
87,634		GEK Group of Cos S.A.	140
516,550	*,e	GenCorp, Inc	2,319
98,664	*,e	Generac Holdings, Inc	1,856
148,785	*,e	General Cable Corp	3,474
870,645	e	General Dynamics Corp	49,531
45,033,668	e	General Electric Co	686,314
90,728	*	GeoEye, Inc	2,572
5,212		Georg Fischer AG.	1,807
7,591		Gesco AG.	589
128,985	*,e	Gibraltar Industries, Inc	1,047
292,221		Giken Seisakusho Co, Inc	1,629
64,584	e	Gildemeister AG.	818
71,499	*,e	Global Power Equipment Group, Inc	1,664
430,000		Globe Union Industrial Corp	246
75,256		Glory Ltd	1,769
388,000		Good Friend International Holdings, Inc	191
1,040,848		Goodrich Corp	125,610
64,137	e	Gorman-Rupp Co	1,584
176,104	e	Graco, Inc	6,012
358,860	*,e	GrafTech International Ltd	4,558
289,335	e	Grafton Group plc	1,030
51,095	e	Graham Corp	850
88,682		Grana y Montero S.A.	174
169,131	e	Granite Construction, Inc	3,175
52,211		Granite Hacarmel Investments Ltd	72
9,950		Graphite India Ltd	15
355,592	e	Great Lakes Dredge & Dock Corp	1,447
14,415		Greaves Cotton Ltd	26
91,033	*,e	Greenbrier Cos, Inc	1,061
230,448	*,e	Griffon Corp	1,885
21,188		Grontmij NV (ADR)	298
149,813		Group Five Ltd	480
955,037		Grupo Carso S.A. de C.V. (Series A1)	2,220
82,975		Gruppo Beghelli S.p.A.	50
51,909		GS Engineering & Construction Corp	4,211
19,800		GS Global Corp	174
286,065	e	GS Yuasa Corp	1,341
98,800		Guangzhou Shipyard International Co Ltd	65
312,604	e	GWA International Ltd	598
118,415	*	H&E Equipment Services, Inc	977

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,257,000		Haitian International Holdings Ltd	$977
55,224	e	Haldex AB	206
1,907	*	Halim Co Ltd	3
7,770		Halla Engineering & Construction Corp	88
3,357		Hamon & CIE S.A.	82
385,013		Hampson Industries plc	57
93,031		Hamworthy plc	739
445,840		Hangzhou Steam Turbine Co	469
39,020		Hanjin Heavy Industries & Construction Co Ltd	548
35,060		Hanjin Heavy Industries & Construction Holdings Co Ltd	209
708,092	*	Hansen Transmissions International NV	720
539,395		Hanwa Co Ltd	2,438
1,392,000	e	Harbin Power Equipment	1,134
10,800	e	Harmonic Drive Systems, Inc	208
248,075	e	Harsco Corp	4,810
94,373		Havells India Ltd	699
12,945		Haw Par Corp Ltd	52
3,390		HEG Ltd	15
167,506	e	Heico Corp	8,248
259,276	*,e	Heidelberger Druckmaschinen	541
19,209		Heijmans NV (ADR)	256
167,708		Hellenic Technodomiki Tev S.A.	323
4,403,800		Hemaraj Land and Development PCL	277
2,804,000	e	Henderson Investment Ltd	175
399,556	*	Hexcel Corp	8,854
72,064		Hexpol AB (Series B)	1,328
47,000		Hibiya Engineering Ltd	532
306,659	e	Hills Industries Ltd	296
2,457,366		Hindustan Construction Co	1,434
435,977		Hino Motors Ltd	2,594
27,000		Hisaka Works Ltd	302
233,000	*,e	Hitachi Cable Ltd	606
100,534	e	Hitachi Construction Machinery Co Ltd	1,683
1,611,399	e	Hitachi Zosen Corp	2,402
232,560		Hiwin Technologies Corp	1,577
4,838,000	*	HKC Holdings Ltd	178
318,000	*	HL TECHNOLOGY GROUP	51
1,201		HNK Machine Tool Co Ltd	16
3,350		Hochtief AG.	209
437,976		Hock Seng Lee BHD	178
310,030		Hold-Key Electric Wire & Cable Co Ltd	103
20,203	e	Homag Group AG.	259
7,673,782		Honeywell International, Inc	336,955
2,324,000	*	Hong Kong Resources Holdings Co Ltd	82
159,000		Hong Leong Asia Ltd	180
519,000		Hong TAI Electric Industrial	157
65,700		Hoshizaki Electric Co Ltd	1,601
97,000		Hosokawa Micron Corp	436
80,524	e	Houston Wire & Cable Co	925
911,000		HUA ENG Wire & Cable	257
189,400		Huangshi Dongbei Electrical Appliance Co Ltd	121
106,606	e	Hubbell, Inc (Class B)	5,281

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

18,972		Huber & Suhner AG.	$885
88,545	*,e	Huntington Ingalls	2,154
25,820	*	Hurco Cos, Inc	524
2,318,961		Hutchison Whampoa Ltd	17,161
39,346	*	Hydrobudowa Polska S.A.	8
17,644		Hy-Lok Corp	227
22,920		Hyundai Corp	576
76,326		Hyundai Development Co	1,061
5,551		Hyundai Elevator Co Ltd	643
92,778		Hyundai Engineering & Construction Co Ltd	4,693
67,222		Hyundai Heavy Industries	15,607
28,754		Hyundai Mipo Dockyard	2,475
5,839		Hyunjin Materials Co Ltd	53
77,800		Idec Corp	841
233,151	e	IDEX Corp	7,265
394,887	*	Ihlas Holding	186
209,544	*,e	II-VI, Inc	3,667
1,988,259		IJM Corp BHD	3,093
31,410		Iljin Electric Co Ltd	122
50,010		Iljin Holdings Co Ltd	83
1,678,384	e	Illinois Tool Works, Inc	69,822
23,520		IMARKETKOREA,Inc	305
615,810		IMI plc	6,759
389,975	e	Impregilo S.p.A.	966
15,792	*	IMS-Intl Metal Service	197
103,440		Imtech NV	2,910
29,100		Inaba Denki Sangyo Co Ltd	894
57,100		Inabata & Co Ltd	325
40,892		Indus Holding AG.	1,029
761,229		Industrea Ltd	882
6,809		Industria Macchine Automatiche S.p.A.	119
39,000		Industrias Romi S.A.	142
19,825		Indutrade AB	472
996		Ingersoll-Rand India Ltd	10
920,484	e	Ingersoll-Rand plc	25,856
189,101	*,e	Insituform Technologies, Inc (Class A)	2,190
70,996	e	Insteel Industries, Inc	715
2,925,000	*	Interchina Holdings Co	399
150,737	*,e	Interline Brands, Inc	1,940
916,500		International Mining Machinery Holdings Ltd	915
89,272	e	Interpump Group S.p.A.	507
305,960	e	Interserve plc	1,428
4,974,745		Invensys plc	17,330
111,800		Iochpe-Maxion S.A.	1,131
456,886		IRB Infrastructure Developers Ltd	1,509
13,880		IS Dongseo Co Ltd	96
251,000	e	Iseki & Co Ltd	617
181,000		I-Sheng Electric Wire & Cable Co Ltd	198
7,924,141		Ishikawajima-Harima Heavy Industries Co Ltd	17,470
1,650,000		Italian-Thai Development PCL	175
2,655,977	e	Itochu Corp	25,380
522,616		ITT Industries, Inc	21,950

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

567,084		IVRCL Infrastructures & Projects Ltd	$404
310,000		Iwatani International Corp	1,050
569,135	*,e	Jacobs Engineering Group, Inc	18,377
316,302		Jain Irrigation Systems Ltd	980
1,155,489		Jaiprakash Associates Ltd	1,700
168,604		Japan Pulp & Paper Co Ltd	640
407,443	e	Japan Steel Works Ltd	2,430
1,029,000	*	Jaya Holdings Ltd	373
79,000	*	Jenn Feng New Energy Co Ltd	77
239,000		JFE Shoji Holdings, Inc	1,054
231,800		JG Summit Holdings (Series B)	113
287,294		JGC Corp	7,026
2,660,000		Jiangsu Rongsheng Heavy Industry Group Co Ltd	720
74,000		Jingwei Textile Machinery	36
6,772		Jinsung T.E.C.	49
124,508	e	John Bean Technologies Corp	1,775
2,329,500	e	Johnson Electric Holdings Ltd	1,168
963,147		Joy Global, Inc	60,082
316,691		JS Group Corp	8,866
869,977		JTEKT Corp	10,410
316,000	*,e	Juki Corp	596
46,750		Jungheinrich AG.	1,242
9,921	*	JVM Co Ltd	363
21,204		Jyoti Structures Ltd	29
3,805		Kaba Holding AG.	1,295
102,438	*,e	Kadant, Inc	1,819
1,032,434	e	Kajima Corp	3,388
8,178		Kalpataru Power Transmission Ltd	18
118,498		Kaman Corp	3,300
128,000		Kandenko Co Ltd	596
554,000	*,e	Kanematsu Corp	473
5,488	*	Kardex AG.	83
23,600		Katakura Industries Co Ltd	244
940,000	e	Kato Works Co Ltd	2,452
23,000		Kaulin Manufacturing Co Ltd	17
1,115,640	e	Kawasaki Heavy Industries Ltd	2,845
140,816	e	Kaydon Corp	4,039
1,803,573	e	KBR, Inc	42,619
9,090		KCC Corp	1,698
8,053		KCC Engineering & Construction Co Ltd	269
66,866	e	KCI Konecranes Oyj	1,344
21,660	*	Keangnam Enterprises Ltd	179
10,039		KEC International Ltd	12
25,000	e	Keihan Electric Railway Co Ltd	120
70,433		Keller Group plc	364
185,050		Kenmec Mechanical Engineering Co Ltd	95
948,898	e	Kennametal, Inc	31,067
1,589,700	*	Kepler Weber S.A.	211
3,301,907		Keppel Corp Ltd	19,363
75,844	*,e	KEYW Holding Corp	539
69,890		Kier Group plc	1,371
169,937		Kinden Corp	1,469

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

189,000		King Slide Works Co Ltd	$658
171,151		Kingspan Group plc	1,429
49,000		Kinik Co	61
50,000		Kinki Sharyo Co Ltd	179
125,000		Kitz Corp	632
132,944		Kloeckner & Co AG.	1,637
1,641,801		KOC Holding AS	6,069
1,643,163	e	Komatsu Ltd	35,427
7,743		Komax Holding AG.	539
80,690	e	Komori Corp	531
21,265		Kone Oyj (Class B)	1,011
307,328		Koninklijke BAM Groep NV	1,228
85,653		Koninklijke Philips Electronics NV	1,537
16,342		Koor Industries Ltd	141
69,625	*	Kopex S.A.	384
23,810		Korea Electric Terminal Co Ltd	392
179,736	*,e	Kratos Defense & Security Solutions, Inc	1,208
14,777		Krones AG.	766
235		KSB AG.	153
168,707	e	Kubota Corp	1,376
33,668	*	KUKA AG.	601
5,000		Kumho Electric Co Ltd	81
64,961	*	Kumho Industrial Co Ltd	318
11,910	e	Kurita Water Industries Ltd	334
28,270		Kuroda Electric Co Ltd	337
67,000		Kyosan Electric Manufacturing Co Ltd	352
111,600	e	Kyowa Exeo Corp	1,065
69,000		Kyudenko Corp	472
532,218	e	L-3 Communications Holdings, Inc	32,982
1,074		Lakshmi Machine Works Ltd	43
1,714,000	*	Lanco Infratech Ltd	547
411,486		Larsen & Toubro Ltd	11,341
321,969	e	Lavendon Group plc	485
20,037	e	Lawson Products, Inc	271
101,670	*	Layne Christensen Co	2,349
53,096	e	LB Foster Co (Class A)	1,180
63,954		Legrand S.A.	1,994
201,036	e	Leighton Holdings Ltd	3,570
151,827	e	Lennox International, Inc	3,914
380,000		Leoch International Technology Ltd	140
164,151		LG Corp	8,200
13,364		LG Hausys Ltd	773
42,570		LG International Corp	1,554
385,691		Lincoln Electric Holdings, Inc	11,189
80,310		Lindab International AB	505
51,317	e	Lindsay Manufacturing Co	2,761
7,342		LISI	502
900,000		LK Technology Holdings Ltd	219
38,476	*,e	LMI Aerospace, Inc	656
1,005,288	e	Lockheed Martin Corp	73,024
159,000		Longwell Co	158
6,225,000		Lonking Holdings Ltd	2,025

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

23,638		LS Cable Ltd	$1,457
19,425		LS Industrial Systems Co Ltd	822
78,944	e	LSI Industries, Inc	492
134,000	*	Luoyang Glass Co Ltd	27
22,700	*	Lupatech S.A.	100
68,791	*,e	Lydall, Inc	612
23,060		Mabuchi Motor Co Ltd	1,071
812,511		Macmahon Holdings Ltd	464
175,000		Maeda Corp	647
113,000	e	Maeda Road Construction Co Ltd	1,232
156,247		Maire Tecnimont S.p.A.	129
190,748	*,e	Makino Milling Machine Co Ltd	1,120
127,511	*	Makita Corp	4,538
653,649		Malaysia Marine and Heavy Engineering Sdn BHD	1,118
2,224,300		Malaysian Resources Corp BHD	1,152
12,507		MAN AG.	969
15,414	*	Manitou BF S.A.	243
374,527	e	Manitowoc Co, Inc	2,513
392,400		Marcopolo S.A.	1,440
3,413,636		Marubeni Corp	19,062
4,021,607	e	Masco Corp	28,634
244,018	*,e	Mastec, Inc	4,297
44,000		Max Co Ltd	569
78,187	*	MAX India Ltd	300
7,748	*	Maytas Infra Ltd	14
2,270,188		Meggitt plc	11,754
325,000	e	Meidensha Corp	1,210
710,588		Melrose plc	3,203
4,736,000		Metallurgical Corp of China Ltd	907
53,663		Metka S.A.	401
61,154		Met-Pro Corp	525
116,525		Metso Oyj	3,411
117,114	*	Meyer Burger Technology AG.	2,968
48,546	*	Michael Baker Corp	929
75,403		Micron Machinery Co Ltd	1,543
75,224	*,e	Middleby Corp	5,300
57,578	e	Miller Industries, Inc	999
369,500		Mills Estruturas e Servicos de	3,793
290,967		Minebea Co Ltd	977
67,600		Miraito Holdings Corp	538
553,600		Mirle Automation Corp	442
107,400		MISUMI Group, Inc	2,387
2,696,199		Mitsubishi Corp	54,894
2,972,820		Mitsubishi Electric Corp	26,333
2,818,932	e	Mitsubishi Heavy Industries Ltd	11,889
81,000		Mitsubishi Kakoki Kaisha Ltd	164
110,700		Mitsuboshi Belting Co Ltd	624
3,321,697	e	Mitsui & Co Ltd	48,116
719,354	e	Mitsui Engineering & Shipbuilding Co Ltd	1,208
158,000	*	Mitsui Matsushima Co Ltd	275
31,600	e	Miura Co Ltd	925
3,087,174		MMC Corp BHD	2,478

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

154,066		Monadelphous Group Ltd	$2,553
222,701	*,e	Moog, Inc (Class A)	7,265
765,122		Morgan Crucible Co plc	2,894
70,662		Morgan Sindall plc	604
130,000	e	Mori Seiki Co Ltd	1,169
127,405		Mostalzab	41
180,423		Mota Engil SGPS S.A.	248
127,289	e	MSC Industrial Direct Co (Class A)	7,187
81,630		MTU Aero Engines Holding AG.	5,090
397,466		Mudajaya Group BHD	242
8,619		Muehlbauer Holding AG. & Co KGaA	297
213,856	e	Mueller Industries, Inc	8,253
681,789	e	Mueller Water Products, Inc (Class A)	1,691
78,500		Muhibbah Engineering M BHD	24
848,354		Murray & Roberts Holdings Ltd	2,721
93,620	*	MYR Group, Inc	1,651
350,810	e	Nabtesco Corp	6,631
29,990	e	Nacco Industries, Inc (Class A)	1,901
289,332		Nachi-Fujikoshi Corp	1,407
315,828		Nagarjuna Construction Co	387
251,400		Nagase & Co Ltd	3,105
42,300		Namura Shipbuilding Co Ltd	136
19,077	e	National Presto Industries, Inc	1,658
3,396		Nava Bharat Ventures Ltd	13
198,804	*,e	Navistar International Corp	6,386
178,767		NCC AB (B Shares)	2,909
104,451	*,e	NCI Building Systems, Inc	790
13,200		NEC Capital Solutions Ltd	178
24,700		NEC Networks & System Integration Corp	388
454,351		Neo-Neon Holdings Ltd	71
30,704	e	Nexans S.A.	1,777
181,050		NGK Insulators Ltd	2,724
151,915		Nibe Industrier AB (Series B)	2,180
192,000		Nichias Corp	1,121
8,000		Nichiden Corp	281
41,000		Nichiha Corp	460
51,370	e	Nidec Corp	4,137
138,000		Nippo Corp	1,203
465,000		Nippon Carbon Co Ltd	1,462
80,000		Nippon Densetsu Kogyo Co Ltd	853
137,000		Nippon Road Co Ltd	366
181,730	e	Nippon Sharyo Ltd	776
636,356	e	Nippon Sheet Glass Co Ltd	1,424
64,800		Nippon Signal Co Ltd	506
65,000		Nippon Steel Trading Co Ltd	183
191,000	e	Nippon Thompson Co Ltd	1,141
432,000		Nishimatsu Construction Co Ltd	671
18,000		Nishio Rent All Co Ltd	117
192,000	e	Nisshinbo Industries, Inc	1,674
93,000	e	Nissin Electric Co Ltd	696
29,200		Nitta Corp	623
358,000	*,e	Nitto Boseki Co Ltd	1,092

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

64,600		Nitto Kogyo Corp	$877
13,973		Nitto Kohki Co Ltd	342
24,460		NK Co Ltd	90
31,000	e	NKT Holding AS	1,118
68,377	*,e	NN, Inc	345
7,744,459		Noble Group Ltd	7,726
51,800	*,e	Nordex AG.	254
290,044	e	Nordson Corp	11,526
232,919		Noritake Co Ltd	826
37,200		Noritz Corp	851
366,000	*	Northeast Electric Development Co Ltd	36
852,526	e	Northrop Grumman Corp	44,468
42,275	*,e	Northwest Pipe Co	858
638,920		NRW Holdings Ltd	1,408
584,482		NSK Ltd	4,295
4,290,497		NTN Corp	20,121
1,749,550		NWS Holdings Ltd	2,315
21,100		Obara Corp	252
660,809		Obayashi Corp	3,264
56,625		Obrascon Huarte Lain S.A.	1,390
233,073	*	OC Oerlikon Corp AG.	1,321
4,295		OHB AG.	62
157,300		Oiles Corp	3,083
187,641		Okuma Holdings, Inc	1,140
221,000		Okumura Corp	860
6,291	e	Omega Flex, Inc	84
30,600		Onoken Co Ltd	281
132,374		Orascom Construction Industries	4,665
249,434	*	Orbital Sciences Corp	3,193
46,000	e	Organo Corp	356
131,840	*	Orion Marine Group, Inc	761
64,182		Orkla ASA	488
82,184		Ormat Industries	459
101,700		OSG Corp	1,225
258,464	*	Oshkosh Truck Corp	4,068
916,000		Otto Marine Ltd	93
61,678		Outotec Oyj	2,202
332,292	*,e	Owens Corning, Inc	7,204
1,504,727	e	Paccar, Inc	50,890
17,261		Palfinger AG.	360
405,261		Pall Corp	17,183
5,731,000		Pan-United Corp Ltd	1,814
934,774	e	Parker Hannifin Corp	59,013
161,006		Patel Engineering Ltd	305
19,555		PBG S.A.	328
221,257	e	Peab AB (Series B)	1,080
280,693	e	Pentair, Inc	8,985
420,000	e	Penta-Ocean Construction Co Ltd	1,216
157,599	e	Perini Corp	1,811
11,097		Pfeiffer Vacuum Technology AG.	975
107,000		Phihong Technology Co Ltd	140
79,436	*,e	Pike Electric Corp	538

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

15,495	*	Pinguely-Haulotte	$132
479,452	*	Pipavav Shipyard Ltd	765
36,311		Pkc Group Oyj	499
5,301		Plasson	123
74,177	*,e	PMFG, Inc	1,170
1,119,144		Polimex Mostostal S.A.	444
11,734		Polnord S.A.	41
235,000		Polyplex PCL	95
154,355	*	Polypore International, Inc	8,724
13,910		Ponsse Oy	132
50,190	*,e	Powell Industries, Inc	1,554
15,000	*	Powercom Co Ltd	12
82,914	*,e	PowerSecure International, Inc	392
215,931		Praj Industries Ltd	309
1,121,052	e	Precision Castparts Corp	174,279
13,968	e	Preformed Line Products Co	640
161,433	e	Primoris Services Corp	1,689
78,700	*	Promotora y Operadora de Infraestructura SAB de C.V.	290
15,939	e	Prysmian S.p.A.	209
3,875,500		PT AKR Corporindo Tbk	1,046
78,355,500	*	PT Bakrie and Brothers Tbk	449
564,500		PT Hexindo Adiperkasa Tbk	469
4,416,500		PT Pembangunan Perumahan Tbk	164
3,051,516		PT United Tractors Tbk	7,540
5,300,000		PT Wijaya Karya	292
751,670		Punj Lloyd Ltd	825
77,305	*	Pursuit Dynamics plc	208
914,269		QinetiQ plc	1,649
195,782	e	Quanex Building Products Corp	2,144
614,271	*,e	Quanta Services, Inc	11,542
3,656		R Stahl AG.	100
183,632		Ramirent Oyj	1,126
166,400		Randon Participacoes S.A.	900
325,700	m	Ranhill BHD	91
4,546		Rational AG.	1,021
310,464		Raubex Group Ltd	504
71,129		Raven Industries, Inc	3,428
1,105,242	e	Raytheon Co	45,171
86,571	*	RBC Bearings, Inc	2,943
46,350		Rechi Precision Co Ltd	32
111,295	e	Regal-Beloit Corp	5,051
351,114		Reunert Ltd	2,543
433,513		Rheinmetall AG.	20,334
281,537		Rich Development Co Ltd	106
3,762	*	Rieter Holding AG.	599
170,656		Robbins & Myers, Inc	5,923
469,822	e	Rockwell Automation, Inc	26,310
993,208	e	Rockwell Collins, Inc	52,402
10,181		Rockwool International AS (B Shares)	898
2,803,591		Rolls-Royce Group plc	25,773
1,432,946	e	Roper Industries, Inc	98,745
6,612		Rosenbauer International AG.	280

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

331,000		Rotary Engineering Ltd	$147
119,747		Rotork plc	2,882
272,079	*,e	RSC Holdings, Inc	1,940
53,000		Ruentex Engineering & Construction Co	37
126,499	*,e	Rush Enterprises, Inc (Class A)	1,791
148,233		Russel Metals, Inc	2,947
463,000		Ryobi Ltd	2,115
14,020		S&T Holdings Co Ltd	126
155,306		Saab AB (Class B)	2,786
170,356	e	Sacyr Vallehermoso S.A.	944
607,293		Safran S.A.	18,578
32,013		Saft Groupe S.A.	860
409,950		Salfacorp S.A.	1,074
10,564		Sambu Construction Co Ltd	53
193,631		Samsung Corp	11,271
45,855		Samsung Engineering Co Ltd	8,853
212,856		Samsung Heavy Industries Co Ltd	4,872
47,734		Samsung Techwin Co Ltd	2,175
273,000		San Shing Fastech Corp	384
1,921,156		Sandvik AB	22,138
70,000		Sanki Engineering Co Ltd	389
331,000	*	Sankyo-Tateyama Holdings, Inc	431
303,000	e	Sanwa Shutter Corp	993
950,000		Sany Heavy Equipment International	751
71,000		Sanyo Denki Co Ltd	445
239,000		Sasebo Heavy Industries Co Ltd	392
334,921	*,e	SatCon Technology Corp	318
88,559	*	Sauer-Danfoss, Inc	2,559
194,881		Scania AB (B Shares)	2,784
6,437		Schindler Holding AG.	682
4,953		Schindler Holding AG. (Reg)	540
651,421		Schneider Electric S.A.	34,861
29,163		Schouw & Co	539
991		Schweiter Technologies AG.	541
1,767		Seaboard Corp	3,184
66,087	e	SeaCube Container Leasing Ltd	802
21,000		SEC Carbon Ltd	94
231,503		Sedgman Ltd	416
80,000		Seika Corp	229
112,000		Sekisui Jushi Corp	1,171
2,865,248		SembCorp Industries Ltd	7,395
3,471,273	e	SembCorp Marine Ltd	8,500
12,088		Semperit AG. Holding	480
1,008,302		Senior plc	2,257
69,881	*,e	Sensata Technologies Holding BV	1,849
8,477		Seoul Marine Co Ltd	44
293,536		Seven Network Ltd	2,234
129,160		Severfield-Rowen plc	300
50,220		Sewon Cellontech Co Ltd	163
66,358	*,e	SGL Carbon AG.	3,493
385,308	*	SGSB Group Co Ltd	175
144,200	*	Shanghai Automation Instrumentation Co Ltd	86

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

471,800		Shanghai Diesel Engine Co Ltd	$408
8,878,000	e	Shanghai Electric Group Co Ltd	3,411
746,600	*	Shanghai Erfangji Co Ltd	286
347,800		Shanghai Highly Group Co Ltd	199
1,102,400		Shanghai Industrial Holdings Ltd	3,084
218,200	*	Shanghai Lingyun Industries Development Co Ltd	97
131,800		Shanghai Material Trading Co Ltd	82
426,020		Shanghai Mechanical and Electrical Industry Co Ltd	457
1,216,000		Shanghai Prime Machinery Co Ltd	174
501,900		Shanghai Waigaoqiao Free Trade Zone Development Co Ltd	354
208,949	*,e	Shaw Group, Inc	4,543
14,000		Shenji Group Kunming Machine Tool Co Ltd	3
220,823		ShenMao Technology, Inc	248
645,000		Shihlin Electric & Engineering Corp	652
461,470		Shikun & Binui Ltd	846
32,800	e	Shima Seiki Manufacturing Ltd	607
481,933	e	Shimizu Corp	2,115
184,000		Shin Zu Shing Co Ltd	367
124,000	e	Shinko Electric Co Ltd	326
24,000		Shin-Kobe Electric Machinery Co Ltd	407
338,590		Shinmaywa Industries Ltd	1,262
65,000		Shinsho Corp	164
21,400		SHO-BOND Holdings Co Ltd	515
438,016		Shui On Construction and Materials Ltd	379
756,375		Siemens AG.	68,051
66,850		Siemens India Ltd	1,141
817,853	*	SIG plc	1,176
218,950		Silitech Technology Corp	530
4,680,471		Sime Darby BHD	12,296
176,063	e	Simpson Manufacturing Co, Inc	4,389
17,366,000		Singamas Container Holdings Ltd	2,859
442,416	e	Singapore Technologies Engineering Ltd	942
51,729	*,e	Singulus Technologies	168
1,965,100		Sino Thai Engineering & Construction PCL	577
348,726		Sintex Industries Ltd	900
118,900		Sintokogio Ltd	1,164
62,940		SK Corp	6,970
152,170		SK Networks Co Ltd	1,376
123,548		Skanska AB (B Shares)	1,710
1,708,987	e	SKF AB (B Shares)	32,201
1,967		SKF India Ltd	27
301,291		SM Investments Corp	3,575
56,577		SMC Corp	8,269
5,256,003		Smiths Group plc	81,113
168,373		Snap-On, Inc	7,476
201,060		SNC-Lavalin Group, Inc	8,448
57,400	*,e	Sodick Co Ltd	259
5,666,686		Sojitz Holdings Corp	10,352
6,876		Solar Holdings AS (B Shares)	264
13,805	*,e	Solar Millennium AG.	55
58,976	e	Solaria Energia y Medio Ambiente S.A.	120

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,107,389	e	Sonae SPGS S.A.	$773
753,938		Speedy Hire plc	259
105,776	e	Spirax-Sarco Engineering plc	2,940
482,815	*,e	Spirit Aerosystems Holdings, Inc (Class A)	7,701
253,376	e	SPX Corp	11,480
19,891		SRV Group plc	118
25,990	*	Ssangyong Engineering & Construction Co Ltd	153
65,815	e	Standex International Corp	2,049
625,218		Stanley Works	30,698
63,133		Stefanutti Stocks Holdings Ltd	87
103,062	*,e	Sterling Construction Co, Inc	1,151
77,567		Strabag SE	2,350
32,049		STX Corp Co Ltd	383
13,890		Stx Engine Co Ltd	248
6,290		STX Enpaco Co Ltd	36
554,000		STX OSV Holdings Ltd	390
55,350		STX Shipbuilding Co Ltd	741
1,910		Sulzer AG.	196
132,000		Sumikin Bussan Corp	298
2,324,168	e	Sumitomo Corp	28,758
1,271,453		Sumitomo Electric Industries Ltd	14,932
1,432,628		Sumitomo Heavy Industries Ltd	7,326
181,000	e	Sumitomo Precision Products Co Ltd	1,212
84,811		Sun Hydraulics Corp	1,728
718,000	*	Sun King Power Electronics Group Ltd	44
28,990	*	Sung Jin Geotec Co Ltd	249
13,371		Sung Kwang Bend Co Ltd	168
373,000		Sunonwealth Electric Machine Industry Co Ltd	321
148,000		Sunspring Metal Corp	140
145,668		Superior Plus Corp	1,045
828,148	*	Suzlon Energy Ltd	611
329,000	*,e	SWCC Showa Holdings Co Ltd	324
366,287		Swisslog Holding AG.	279
1,350,370		Ta Ya Electric Wire & Cable	337
155,186	e	Tadano Ltd	1,077
10,658		Taewoong Co Ltd	244
131,220		Taeyoung Engineering & Construction	677
88,130	*	Taihan Electric Wire Co Ltd	283
40,000		Taihei Dengyo Kaisha Ltd	254
69,000		Taihei Kogyo Co Ltd	327
103,600	e	Taikisha Ltd	2,332
495,966	e	Taisei Corp	1,365
1,257,668		Taiwan Glass Industrial Corp	1,434
101,000		Takaoka Electric Manufacturing Co Ltd	253
125,929		Takara Standard Co Ltd	1,042
77,400	e	Takasago Thermal Engineering Co Ltd	672
90,000	*,e	Takuma Co Ltd	368
76,864	e	TAL International Group, Inc	1,917
228,220	*,e	Taser International, Inc	984
2,652,315		Tat Hong Holdings Ltd	1,381
3,157,833		Teco Electric and Machinery Co Ltd	1,688
79,241	*,e	Tecumseh Products Co (Class A)	578

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

301,252	*,e	Teledyne Technologies, Inc	$14,719
113,463	e	Tennant Co	4,013
309,945	*	Terex Corp	3,180
21,643		Texmaco Ltd	14
43,117	e	Textainer Group Holdings Ltd	874
4,702,873	e	Textron, Inc	82,959
7,958		Thales S.A.	249
7,639		Thermax Ltd	69
41,427	*,e	Thermon Group Holdings	573
126,593		THK Co Ltd	2,107
312,105	*,e	Thomas & Betts Corp	12,456
1,360,000	*	Tianjin Development Hldgs	598
416,540		Timken Co	13,671
170,340	e	Titan International, Inc	2,555
58,373	*,e	Titan Machinery, Inc	1,045
22,042	*	TK Corp	304
384,000		Toa Corp/Tokyo	671
17,900		Tocalo Co Ltd	349
360,000		Toda Corp	1,404
49,000		Toenec Corp	293
50,000	*	Tokai Corp	267
33,000		Tokyo Energy & Systems, Inc	156
155,540	*	Tokyu Construction Co Ltd	468
52,920		Tong-Tai Machine & Tool Co Ltd	41
115,625		Topco Technologies Corp	234
23,000		Torishima Pump Manufacturing Co Ltd	323
147,423	e	Toro Co	7,264
100,342		Toromont Industries Ltd	1,562
153,964		Toshiba Machine Co Ltd	639
54,000	e	Toshiba Plant Systems & Services Corp	535
64,000	*	Totetsu Kogyo Co Ltd	532
138,297	e	Toto Ltd	1,220
1,024,000		Tower Bersama Infrastructure	231
380,000	e	Toyo Construction Co Ltd	392
93,000		Toyo Electric Manufacturing Co Ltd	468
548,957	e	Toyo Engineering Corp	1,830
13,800	e	Toyo Tanso Co Ltd	574
607,701		Toyota Tsusho Corp	10,397
777,000		Tradewinds Corp BHD	171
9,926	*	Trakcja-Tiltra S.A.	4
174,762	*,e	TransDigm Group, Inc	14,273
411,525		Travis Perkins plc	4,828
118,649	e	Tredegar Corp	1,760
483,416		Trelleborg AB (B Shares)	3,120
39,981		Trevi Finanziaria S.p.A.	407
62,080	*,e	Trex Co, Inc	995
186,419	*,e	Trimas Corp	2,768
229,431	e	Trinity Industries, Inc	4,912
177,825	e	Triumph Group, Inc	8,667
20,700		Trusco Nakayama Corp	426
231,000		Tsubakimoto Chain Co	1,201
262,000	e	Tsugami Corp	1,029

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

32,000		Tsukishima Kikai Co Ltd	$276
692,000		Tuan Sing Holdings Ltd	135
23,354		Turk Traktor ve Ziraat Makineleri AS.	445
60,009		Twin Disc, Inc	1,600
5,556,079	e	Tyco International Ltd	226,411
91,686		Ultra Electronics Holdings	2,137
11,700		Union Tool Co	204
256,000		United Engineers Ltd	346
586,856	e	United Group Ltd	6,416
304,000		United Integrated Services Co Ltd	285
1,346,852	*,e	United Rentals, Inc	22,681
2,701,355		United Technologies Corp	190,066
78,493	e	Universal Forest Products, Inc	1,888
75,257	e	Uponor Oyj	621
559,025	*,e	URS Corp	16,581
366,484	*,e	USG Corp	2,466
1,456,785		Ushio, Inc	22,178
9,104,000	*	UURG Corp Ltd	222
17,245		Vacon plc	801
272,722	*,e	Valence Technology, Inc	284
432,946	e	Vallourec	24,793
122,179	e	Valmont Industries, Inc	9,523
135,395		Veidekke ASA	822
16,784	*,e	Vestas Wind Systems AS	272
86,903		Vicor Corp	760
719,017		Vinci S.A.	30,840
3,080,000	*	Vitar International Holdings Ltd	389
62,886		Volex plc	289
243,528		Voltas Ltd	549
1,336,965		Volvo AB (B Shares)	13,134
91,793	e	Von Roll Holding AG.	324
11,041		Vossloh AG.	1,086
189,411		W.W. Grainger, Inc	28,325
263,757	*,e	Wabash National Corp	1,258
368,714	*,e	WABCO Holdings, Inc	13,960
35,785	e	Wacker Construction Equipment AG.	405
280,300		Wafangdian Bearing Co Ltd	180
34,338		Wajax Income Fund	1,045
4,316,150		Walsin Lihwa Corp	1,308
1,710		Walter Meier AG.	393
306,811	e	Wartsila Oyj (B Shares)	7,280
138,228	e	Watsco, Inc	7,063
141,637	e	Watts Water Technologies, Inc (Class A)	3,775
63,631	*	Wavin NV	489
124,000		Ways Technical Corp Ltd	340
1,238,000		WCT Berhad	770
248,880		Wei Mon Industry Co Ltd	137
618,000	e	Weichai Power Co Ltd	2,808
469,431	e	Weir Group plc	11,216
128,520		Well Shin Technology Co Ltd	140
60,519	e	Wendel	3,793
129,623	*,e	WESCO International, Inc	4,349

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

267,565		Westinghouse Air Brake Technologies Corp	$14,146
54,805	*	Westport Innovations, Inc	1,589
4,704,845	e	Wienerberger AG.	54,813
136,668		Wilson Bayly Holmes-Ovcon Ltd	1,750
2,628,016		Wolseley plc	65,207
267,539		Woodward Governor Co	7,331
26,127		Wooree ETI Co Ltd	59
41,521	*,e	Xerium Technologies, Inc	435
36,000		Yahagi Construction Co Ltd	197
100,000		Yamazen Corp	743
4,210,370		Yangzijiang Shipbuilding	2,812
89,689		Yazicilar Holding AS.	454
1,197,000	*	Ying Li International Real Estate Ltd	222
174,018	e	YIT Oyj	2,614
43,000		Yokogawa Bridge Holdings Corp	255
25,935		Young Poong Precision Corp	192
614,000		Yuasa Trading Co Ltd	886
548,000		Yungtay Engineering Co Ltd	846
53,000		Yurtec Corp	266
12,100		Yushin Precision Equipment Co Ltd	228
24,043		Zardoya Otis S.A.	306
19,040		Zehnder Group AG.	1,065
9,475		Zhongde Waste Technology AG.	101
753,000	e	Zhuzhou CSR Times Electric Co Ltd	1,244
77,440		Zodiac S.A.	5,941
39,309		Zumtobel AG.	672

		TOTAL CAPITAL GOODS	7,161,165

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
54,005		Aangpanneforeningen AB (B Shares)	784
276,484	e	ABM Industries, Inc	5,270
267,150	*	Acacia Research (Acacia Technologies)	9,615
244,679	*,e	ACCO Brands Corp	1,167
3,193		Adcorp Holdings Ltd	10
1,777,316		Adecco S.A.	70,053
160,695	e	Administaff, Inc	3,575
95,548	*,e	Advisory Board Co	6,166
22,200		Aeon Delight Co Ltd	476
897,531		Aggreko plc	22,586
9,651		Akka Technologies S.A.	208
75,500	*	Alexco Resource Corp	514
84,025		American Banknote S.A.	856
83,118	e	American Ecology Corp	1,286
157,671	*,e	American Reprographics Co	530
120,242	*,e	APAC Customer Services, Inc	1,024
78,274		Asahi Holdings, Inc	1,660
16,650,000	*	Asia Energy Logistics Group Ltd	235
26,952		Assystem	448
43,754	*,e	AT Cross Co	494
228,366		Atkins WS plc	1,917
194,356	e	Avery Dennison Corp	4,874
283,506		Babcock International Group	2,890

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

46,882	e	Barrett Business Services, Inc	$654
17,791		Bertrandt AG.	846
166,150		BFI Canada Ltd	3,420
1,603,665		Brambles Ltd	9,886
232,546	e	Brink’s Co	5,421
13,466		Brunel International	433
4,241		Bureau Veritas S.A.	305
12,237		BWT AG.	248
145,427	e	Cabcharge Australia Ltd	605
115,922		Campbell Brothers Ltd	4,618
360,397		Cape plc	2,550
90,659	e	Capita Group plc	993
147,425	*,e	Casella Waste Systems, Inc (Class A)	775
217,252	*,e	CBIZ, Inc	1,432
51,419		CDI Corp	549
215,028	*,e	Cenveo, Inc	647
12,785		Cewe Color Holding AG.	486
3,933,000		China Everbright International Ltd	913
327,679	e	Cintas Corp	9,221
232,778	*	Clean Harbors, Inc	11,942
2,271	e	Compx International, Inc	29
53,974	*,e	Consolidated Graphics, Inc	1,972
59,800		Contax Participacoes S.A.	563
349,460	*,e	Coolbrands International, Inc	1,415
170,261	*,e	Copart, Inc	6,661
200,571		Corporate Executive Board Co	5,977
389,507	*,e	Corrections Corp of America	8,838
103,103	*,e	CoStar Group, Inc	5,358
44,974	e	Courier Corp	294
344,018	e	Covanta Holding Corp	5,226
44,717	*	CRA International, Inc	895
555,754	e	Dai Nippon Printing Co Ltd	5,747
46,000		Daiseki Co Ltd	910
367,581		Davis Service Group plc	2,460
132,236		De La Rue plc	1,717
208,113		Deluxe Corp	3,871
138,542	*	Derichebourg	497
142,708	*,e	Dolan Media Co	1,283
583,782		Downer EDI Ltd	1,598
242,314	e	Dun & Bradstreet Corp	14,844
55,698		Duskin Co Ltd	1,137
2,775,000	*	Eastern Media International Corp	413
604		eClerx Services Ltd	9
4,546,503		Edenred	108,309
480,037	*	EnergySolutions, Inc	1,695
89,199	*,e	EnerNOC, Inc	803
150		en-japan, Inc	179
143,989		Ennis, Inc	1,880
359,880	e	Equifax, Inc	11,063
972,300		Experian Group Ltd	10,915
85,665	*,e	Exponent, Inc	3,541

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

18,430	*	Fiera Milano S.p.A.	$90
3,154,000	*	Fook Woo Group Holdings Ltd	717
57,392	*,e	Franklin Covey Co	436
209,904	*,e	FTI Consulting, Inc	7,727
97,850	*,e	Fuel Tech, Inc	569
15,463,000	*	Fung Choi Media Group Ltd	1,046
105,220	e	G & K Services, Inc (Class A)	2,687
33,485	*	Gategroup Holding AG.	1,037
32,700		Genivar Income Fund	663
284,911	*,e	Geo Group, Inc	5,288
17,163		GL Events	460
71,968	*,e	GP Strategies Corp	719
1,034,260		Group 4 Securicor plc	4,279
5,114		Groupe CRIT	96
60,817		Gunnebo AB	249
1,857,256		Hays plc	1,990
268,124	e	Healthcare Services Group	4,328
105,647	e	Heidrick & Struggles International, Inc	1,738
19,150	*,e	Heritage-Crystal Clean, Inc	348
232,269	e	Herman Miller, Inc	4,148
128,230	*,e	Higher One Holdings, Inc	2,086
139,723	*,e	Hill International, Inc	654
176,009	e	HNI Corp	3,367
2,162,665		Homeserve plc	15,417
131,565	*,e	Hudson Highland Group, Inc	450
101,555	*,e	Huron Consulting Group, Inc	3,161
127,170	*,e	ICF International, Inc	2,392
608,457	*,e	ICO Global Communications Holdings Ltd	1,369
153,024	*,e	IHS, Inc (Class A)	11,448
104,469	*,e	Innerworkings, Inc	819
213,890	e	Interface, Inc (Class A)	2,537
36,748	e	Intersections, Inc	472
17,262		Intertek Group plc	496
171,368		Intrum Justitia AB	2,094
59,234	*	Ipek Matbacilik Sanayi Ve Ticaret AS	111
511,933	e	Iron Mountain, Inc	16,187
317,171		ITE Group plc	779
674,900		JobStreet Corp BHD	503
80,927	*,e	KAR Auction Services, Inc	980
131,104	e	Kelly Services, Inc (Class A)	1,495
24,370		KEPCO Plant Service & Engineering Co Ltd	616
169,010	*,e	Kforce, Inc	1,658
853,800		K-Green Trust	582
153,161	e	Kimball International, Inc (Class B)	744
234,449	e	Knoll, Inc	3,212
107,500		Kokuyo Co Ltd	864
279,026	*	Korn/Ferry International	3,401
158,000		Kyodo Printing Co Ltd	392
524,000		L&K Engineering Co Ltd	399
47,209		Lassila & Tikanoja Oyj	667
88,885		Loomis AB	1,043
66,355	*,e	M&F Worldwide Corp	1,634

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

235,367		Manpower, Inc	$7,913
38,762		Matsuda Sangyo Co Ltd	586
100,835		McGrath RentCorp	2,399
110,665		McMillan Shakespeare Ltd	900
117,307		Mears Group plc	508
41,900		Meitec Corp	801
173,569	*,e	Metalico, Inc	677
457,485	e	Michael Page International plc	2,607
110,970		Mine Safety Appliances Co	2,992
971,783		Mineral Resources Ltd	9,390
90,273	*,e	Mistras Group, Inc	1,585
984,580		Mitie Group	3,570
36,672		Mitsubishi Pencil Co Ltd	676
6,900		Mitsubishi Research Institute, Inc	123
147,718	*,e	Mobile Mini, Inc	2,428
62,460		Morneau Sobeco Income Fund	569
73,900		Moshi Moshi Hotline, Inc	720
163,798	*	Mouchel Group plc	87
49,973	e	Multi-Color Corp	1,129
17,300		Multiplus S.A.	241
27,228	*	Mvelaserve Ltd	37
228,853	*	Navigant Consulting, Inc	2,121
81,513		Newalta, Inc	902
330,886	*,e	Nielsen Holdings NV	8,630
30	*	Nihon M&A Center, Inc	171
6,200		Nippon Kanzai Co Ltd	119
40,460		Nissha Printing Co Ltd	466
267,411	*,e	Odyssey Marine Exploration, Inc	658
82,000		Okamura Corp	619
180,491	*	On Assignment, Inc	1,276
22,768		Oyo Corp	236
382,700		Park24 Co Ltd	4,756
224		Pasona Group, Inc	228
31,100		Pelikan International Corp BHD	8
229		Pilot Corp	485
529,016	e	Pitney Bowes, Inc	9,946
674,555		PMP Ltd	429
49,138	e	Poyry Oyj	385
116,855		Proffice AB	339
257,200		Programmed Maintenance Services Ltd	500
87,300		PRONEXUS, Inc	449
44,238		Prosegur Cia de Seguridad S.A.	1,881
114,168	e	Quad	2,063
587,518	e	R.R. Donnelley & Sons Co	8,296
134,059		Randstad Holdings NV	4,274
899,543		Regus plc	1,023
2,530,719	*	Rentokil Initial plc	2,808
2,481,068	e	Republic Services, Inc	69,618
207,502		Resources Connection, Inc	2,029
110,392		Ritchie Bros Auctioneers, Inc	2,240
425,571	e	Robert Half International, Inc	9,031
253,971	e	Rollins, Inc	4,752

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

299,815		RPS Group plc	$763
38,977	*,e	RPX Corp	807
423,728		RSM Tenon Group plc	145
24,270		S1 Corp (Korea)	1,103
357,907		SAI Global Ltd (New)	1,628
186,399		Salmat Ltd	465
35,952		Sato Corp	472
52,225	e	Schawk, Inc (Class A)	515
86,411	*,e	School Specialty, Inc	616
6,791		Seche Environnement S.A.	335
213,878	e	Secom Co Ltd	10,316
25,420		Securitas AB (B Shares)	185
438,806	e	Seek Ltd	2,226
123,702	e	Serco Group plc	979
546		SGS S.A.	829
549,263		Shanks Group plc	943
17,800	*	Shenzhen Dongjiang Environmental Co Ltd	56
275,198		Skilled Group Ltd	452
62,134		Societe BIC S.A.	5,290
233,700		Sohgo Security Services Co Ltd	2,623
542,995		Spotless Group Ltd	930
94,543	*,e	Standard Parking Corp	1,479
76,462	*	Stantec, Inc	1,704
351,998	e	Steelcase, Inc (Class A)	2,221
710,166	*,e	Stericycle, Inc	57,324
134,838		Sthree plc	477
118,200	*	Swisher Hygiene, Inc	479
196,639	*	SYKES Enterprises, Inc	2,940
207,000		Taiwan Secom Co Ltd	371
8,273,530		Taiwan-Sogo Shinkong Security Corp	6,732
80,454	*,e	Team, Inc	1,688
69,969		Teleperformance	1,486
33,400		Temp Holdings Co Ltd	309
361,033	*	Tetra Tech, Inc	6,766
486,000		Tianjin Capital Environmental Protection Group Co Ltd	118
52,891	*,e	TMS International Corp	385
10,400		Tokyu Community Corp	348
207,664	e	Tomra Systems ASA	1,336
87,700		Toppan Forms Co Ltd	702
537,944		Toppan Printing Co Ltd	3,918
336,138		Towers Watson & Co	20,094
52,010		Transcom WorldWide S.A. (ADR)	61
139,330	e	Transcontinental, Inc	1,452
629,877	e	Transfield Services Ltd	1,146
883,603	*,e	Transpacific Industries Group Ltd	521
80,158	*,e	TRC Cos, Inc	241
298,500	*,e	TrueBlue, Inc	3,382
67,000		Uchida Yoko Co Ltd	180
71,044	e	Unifirst Corp	3,218
218,838	e	United Stationers, Inc	5,963
83,406		USG People NV	691

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

678,424	*,e	Verisk Analytics, Inc	$23,589
109,166	e	Viad Corp	1,854
29,557	e	VSE Corp	765
656,281	e	Waste Connections, Inc	22,195
1,369,029	e	Waste Management, Inc	44,575
69,488	*,e	WCA Waste Corp	295
320,000		WHK Group Ltd	253
82,517		WSP Group plc	308
160,000		Yem Chio Co Ltd	140

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	957,385

CONSUMER DURABLES & APPAREL - 1.8%
1,492,000		361 Degrees International Ltd	701
8,672		Accell Group	197
297,208		Adidas-Salomon AG.	18,087
5,406		Advanced Digital Broadcast Holdings S.A.	58
86,000		Advanced International Multitech Co Ltd	95
42,342		Aksa Akrilik Kimya Sanayii	108
1,845,735		Alok Industries Ltd	686
107,400	e	Alpine Electronics, Inc	1,384
770,000		Altek Corp	766
21,085		Altinyildiz Mensucat ve Konfeksiyon Fabrikalari AS.	209
198,085		Amer Sports Oyj (A Shares)	2,498
189,415	e	American Greetings Corp (Class A)	3,504
1,251,000		Anta Sports Products Ltd	1,446
174,714		Arab Cotton Ginning	85
245,115		Arcelik AS	961
60,281	*,e	Arctic Cat, Inc	873
43,600		Arezzo Industria e Comercio S.A.	441
54,600		Arnest One Corp	564
32,600	*,e	Aruze Corp	975
614,520	*	Arvind Ltd	1,226
245,969	*,e	Ascena Retail Group, Inc	6,658
135,000	*	Asia Optical Co, Inc	146
259,451		Asics Corp	3,543
216,000		Atsugi Co Ltd	259
45,150		AVY Precision Technology, Inc	99
50,191	*	Bang & Olufsen AS (B Shares)	548
1,336,099	*	Barratt Developments plc	1,617
9,040		Basic House Co Ltd	125
302,000		Basso Industry Corp	174
72,290		Bata India Ltd	955
316,634	*,e	Beazer Homes USA, Inc	478
2,722,000	*	Beijing Properties Holdings Ltd	137
150,320		Bellway plc	1,448
44,433	e	Beneteau S.A.	631
74,403		Benetton Group S.p.A.	425
190,550	*	Berkeley Group Holdings plc	3,509
272,227	e	Billabong International Ltd	859
25,660		Bjoern Borg AB	138
30,937		Blyth, Inc	1,715
57,989		Bombay Dyeing & Manufacturing Co Ltd	433

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

47,364		Bombay Rayon Fashions Ltd	$267
3,960,000		Bosideng International Holdings Ltd	818
185,506	e	Bovis Homes Group plc	1,163
433,268		Brookfield Incorporacoes S.A.	1,272
367,647	e	Brunswick Corp	5,162
101,418	e	Bulgari S.p.A.	1,662
990,514		Burberry Group plc	17,987
65,932		BWG Homes ASA	141
137,853	*	C Mahendra Exports Ltd	517
263,418	e	Callaway Golf Co	1,362
77,800		Camargo Correa Desenvolvimento Imobiliario S.A.	137
203,714	*	Carter’s, Inc	6,221
168,031	e	Casio Computer Co Ltd	1,064
28,019	*,e	Cavco Industries, Inc	965
40,325	e	Cherokee, Inc	518
5,886,000		Chigo Holding Ltd	317
4,397,400		China Dongxiang Group Co	755
112,116		China Great Star International Ltd	156
836,000		China Lilang Ltd	806
868,000		China Ting Group Holdings Ltd	61
22,600		Chofu Seisakusho Co Ltd	644
65,363		Christian Dior S.A.	7,318
165,000	*	Clarion Co Ltd	270
46,248	*,e	Clarus Corp	302
28,500	*	Cleanup Corp	178
1,884,499	e	Coach, Inc	97,675
51,285	e	Columbia Sportswear Co	2,380
1,008,826		Compagnie Financiere Richemont S.A.	44,939
1,134,700	e	Consorcio ARA, S.A. de C.V.	323
12,000		Corona Corp	224
437,300	*	Corp GEO S.A. de C.V. (Series B)	567
332,000		Costin New Materials Group	158
459,978	*,e	CROCS, Inc	10,888
49,652	e	CSS Industries, Inc	828
401,281		Cyrela Brazil Realty S.A.	2,499
30,200	e	Daidoh Ltd	340
8,900		Daikoku Denki Co Ltd	80
136,000	e	Daiwa Seiko, Inc	158
281,748	*,e	Deckers Outdoor Corp	26,276
7,972,000	*	Dejin Resources Group Co Ltd	79
157,236		De’Longhi S.p.A.	1,416
37,737	*,e	Delta Apparel, Inc	594
267,200	*,e	Desarrolladora Homex S.A. de C.V.	600
54,590	e	Descente Ltd	313
32,991		Dorel Industries, Inc (Class B)	702
1,986,412	e	DR Horton, Inc	17,957
45,542		Duni AB	343
1,263,911	*,e	Eastman Kodak Co	986
178,520		Eclat Textile Co Ltd	235
11,270		Elco Holdings Ltd	82
171,976	e	Electrolux AB (Series B)	2,529
248,000		Embry Holdings Ltd	119

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

107,135	e	Ethan Allen Interiors, Inc	$1,458
185,200		Even Construtora e Incorporadora S.A.	527
434,000		Evergreen International Holdin	93
132,400		Ez Tec Empreendimentos e Participacoes S.A.	873
201,000		Feng TAY Enterprise Co Ltd	164
312		Fields Corp	557
7,366		Fila Korea Ltd	441
1,225,174	*	Fisher & Paykel Appliances Holdings Ltd	417
55,300		Fiyta Holdings Ltd	65
2,056		Forbo Holding AG.	806
7,427		Forjas Taurus S.A.	8
44,179		Forjas Taurus S.A. (Preference)	42
692,220		Formosa Taffeta Co Ltd	620
495,199	e	Fortune Brands, Inc	26,779
14,613		Forus S.A.	32
573,248	*,e	Fossil, Inc	46,468
21,291	e	Foster Electric Co Ltd	251
175,000		France Bed Holdings Co Ltd	289
80,000		Fujitsu General Ltd	472
25,100	e	Funai Electric Co Ltd	492
212,995	*,e	Furniture Brands International, Inc	439
774,698		Gafisa S.A.	2,213
386,360	e	Garmin Ltd	12,275
15,408		Genius Electronic Optical Co Ltd	114
113,353	e	Geox S.p.A.	413
70,474		Gerry Weber International AG.	2,005
328,149		Giant Manufacturing Co Ltd	1,208
65,273	*,e	G-III Apparel Group Ltd	1,492
125,415		Gildan Activewear, Inc	3,255
173,062		Gitanjali Gems Ltd	1,227
834,637		Glorious Sun Enterprises Ltd	267
470,000		Goodbaby International Holding	111
131,900		Grendene S.A.	544
91,431	e	GUD Holdings Ltd	625
1,562,000		Gunze Ltd	5,125
8,300		HAJIME CONSTRUCTION Co Ltd	223
16,140		Handsome Co Ltd	340
604,691	*,e	Hanesbrands, Inc	15,123
45,420		Hansae Co Ltd	231
27,080		Hanssem Co Ltd	440
558,629	e	Harman International Industries, Inc	15,966
213,572	e	Hasbro, Inc	6,965
1,873,500	*	Haseko Corp	1,178
12,720		Hefei Meiling Co Ltd	6
74,300		Heiwa Corp	1,315
72,600		Helbor Empreendimentos S.A.	703
140,627	*,e	Helen of Troy Ltd	3,533
124,000	*	Hisense Kelon Electrical Holdings Co Ltd	26
68,300		Hitachi Koki Co Ltd	513
455,073	*,e	Hovnanian Enterprises, Inc (Class A)	555
11,626		Hunter Douglas NV	467
311,981		Husqvarna AB (B Shares)	1,261

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

11,066	e	IC Companys AS	$270
341,171	*,e	Iconix Brand Group, Inc	5,391
47,239	e	Indesit Co S.p.A.	294
274,300	*	Inpar S.A.	328
738,000		International Taifeng Holdings Ltd	289
355,000		Inventec Appliances Corp	210
99,746	*,e	iRobot Corp	2,510
173,340	e	Jakks Pacific, Inc	3,285
68,000		Japan Vilene Co Ltd	319
99,000		Japan Wool Textile Co Ltd	886
6,257,928	a,e	Jarden Corp	176,848
87,382		JBF Industries Ltd	221
203,699	*	Jinshan Development & Construction Co Ltd	93
111,904	e	JM AB	1,434
77,900		Johnson Health Tech Co Ltd	142
18,337	*,e	Johnson Outdoors, Inc	282
423,157		Jones Apparel Group, Inc	3,897
239,200	*	JVC KENWOOD Holdings, Inc	952
357,149	e	KB Home	2,093
55,793	*,e	Kenneth Cole Productions, Inc (Class A)	599
9,000		Kinko Optical Co Ltd	12
563,500		Konka Group Co Ltd	130
106,845	*,e	K-Swiss, Inc (Class A)	454
432,000		Kurabo Industries Ltd	859
591,000		Kwong Fong Industries	189
1,555		Kyungbang Ltd	126
329,160		LAN FA Textile	124
216,840		Lao Feng Xiang Co Ltd	493
255,592	*,e	La-Z-Boy, Inc	1,894
588,000		Le Saunda Holdings	217
90,400		Lealea Enterprise Co Ltd	31
194,484	*,e	Leapfrog Enterprises, Inc	655
564,939	e	Leggett & Platt, Inc	11,180
461,647	e	Lennar Corp (Class A)	6,251
143,743		LG Electronics, Inc	8,208
22,070		LG Fashion Corp	748
1,097,500	e	Li Ning Co Ltd	1,123
93,500		Li Peng Enterprise Co Ltd	31
82,574	*,e	Libbey, Inc	870
42,623	e	Lifetime Brands, Inc	411
431,885	*,e	Liz Claiborne, Inc	2,159
9,481		Loewe AG.	46
553,600		Luthai Textile Co Ltd	442
91,294	e	Luxottica Group S.p.A.	2,320
257,709		LVMH Moet Hennessy Louis Vuitton S.A.	34,018
76,059	*,e	M/I Homes, Inc	457
95,146	*,e	Maidenform Brands, Inc	2,227
7,310		Maisons France Confort	224
343,000		Makalot Industrial Co Ltd	732
537,600		Man Wah Holdings Ltd	209
51,073		Marcolin S.p.A	296
6,442	*,b	Mariella Burani S.p.A.	22

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

47,808	*,e	Marine Products Corp	$164
8,300	e	Mars Engineering Corp	139
1,584,288	e	Matsushita Electric Industrial Co Ltd	15,313
738,660	e	Mattel, Inc	19,123
156,181	e	MDC Holdings, Inc	2,646
804,000		Meike International Holdings Ltd	82
294,000		Meiloon Industrial Co	125
289,000		Merida Industry Co Ltd	633
144,019	*,e	Meritage Homes Corp	2,180
114,000		Merry Electronics Co Ltd	114
7,278,000	*	Ming Fung Jewellery Group Ltd	450
65,000		Mitsui Home Co Ltd	337
126,000	e	Mizuno Corp	651
161,329	*,e	Mohawk Industries, Inc	6,923
71,274	e	Movado Group, Inc	868
839,098		MRV Engenharia e Participacoes S.A.	4,298
222,022		Namco Bandai Holdings, Inc	3,007
62,918		New Wave Group AB (B Shares)	219
2,622,402		Newell Rubbermaid, Inc	31,127
59,055	e	Nexity	1,639
21,300		Nidec Copal Corp	244
635,250		Nien Hsing Textile Co Ltd	422
1,324,910	e	Nike, Inc (Class B)	113,294
425,135		Nikon Corp	10,029
206,253	*,e	Nobia AB	710
21,900	*,e	Noritsu Koki Co Ltd	109
55,019	*,e	NVR, Inc	33,229
18,840		Olympic Group Financial Investments	116
596,531		Onward Kashiyama Co Ltd	4,736
29,362		Oriental Weavers	148
143,000		O-TA Precision Industry Co Ltd	94
61,702	e	Oxford Industries, Inc	2,116
845,134		Pace plc	1,245
981,778		Pacific Textile Holdings Ltd	503
215,000		PanaHome Corp	1,456
1,260,696		Pandora AS	8,405
4,249,364		PDG Realty S.A.	13,854
402,000	*,m	Peace Mark Holdings Ltd	77
1,569,000		Peak Sport Products Co Ltd	429
14,000		Pegas Nonwovens S.A.	327
66,167	*	Perry Ellis International, Inc	1,244
692,365		Persimmon plc	4,872
433,844	e	Phillips-Van Heusen Corp	25,267
500,500	*	Pioneer Corp	2,097
10,424,857		Playmates Holdings Ltd	2,977
496,484		Polaris Industries, Inc	24,808
71,428	*	Poltrona Frau S.p.A.	79
198,620	e	Pool Corp	5,200
1,263,000	e	Ports Design Ltd	1,930
3,011,230		Pou Chen Corp	2,162
260,783	*	Prada S.p.A	1,100
1,750,000	e	Prime Success International Group Ltd	1,551

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,834,530	*,e	Pulte Homes, Inc	$23,046
640,089	*,e	Quiksilver, Inc	1,952
199,861		Rajesh Exports Ltd	493
162,809	e	Ralph Lauren Corp	21,116
130,103		Raymond Ltd	884
328,515	*	Redrow plc	574
62,500		Restoque Comercio e Confeccoes de Roupas S.A.	693
25,316	e	RG Barry Corp	268
1,784,000	*	Richfield Group Holdings Ltd	77
36,728	e	Rinnai Corp	3,066
688,000	*	Rising Development Holdings	115
30,800		Rodobens Negocios Imobiliarios S.A.	158
4,575	*	Rodriguez Group	17
44,400		Roland Corp	336
232,820		Rossi Residencial S.A.	1,087
518,000		Royale Furniture Holdings Ltd	101
547,000		Ruentex Industries Ltd	870
3,098	*,e	Russ Berrie & Co, Inc	8
180,895	e	Ryland Group, Inc	1,927
493,260		S Kumars Nationwide Ltd	419
6,482		Sabaf S.p.A.	108
42,644	*	Safilo Group S.p.A.	332
6,309		Sam Kwang Glass Ind Co Ltd	370
269,000		Sampo Corp	64
1,227,000		Samson Holding Ltd	120
4,460,700	*	Samsonite International	6,301
36,276		Sangetsu Co Ltd	964
110,027	e	Sankyo Co Ltd	5,954
144,000		Sanyo Electric Taiwan Co Ltd	134
125,000	e	Sanyo Shokai Ltd	294
322,007	*,e	Sealy Corp	477
35,411		SEB S.A.	2,851
764,738	e	Sega Sammy Holdings, Inc	17,841
132,000		Seiko Holdings Corp	341
1,515,630		Seiren Co Ltd	10,637
2,488,054		Sekisui Chemical Co Ltd	20,918
1,829,971		Sekisui House Ltd	17,147
192,500	*	Shanghai Haixin Group Co	92
1,802,260	*,e	Sharp Corp	15,141
1,259,200		Shenzhou International Group Holdings Ltd	1,360
55,304		Shimano, Inc	2,927
221,000		Shinkong Textile Co Ltd	252
167,191	*,e	Skechers U.S.A., Inc (Class A)	2,346
35,800	*	Skullcandy, Inc	506
33,685		Skyline Corp	322
5,706,217		Skyworth Digital Holdings Ltd	1,982
250,747	*,e	Smith & Wesson Holding Corp	632
763,088		Socovesa S.A.	245
1,225,584	*	Sony Corp	23,460
29,424		SRF Ltd	186
27,800		SRI Sports Ltd	310
403,799	*,e	Standard-Pacific Corp	997

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

210,000		Star Comgistic Capital Co Ltd	$161
1,689,786	*,e	Steinhoff International Holdings Ltd	4,680
35,187	*,e	Steinway Musical Instruments, Inc	759
882,000		Stella International Holdings Ltd	1,971
219,594	*,e	Steven Madden Ltd	6,610
111,277	e	Sturm Ruger & Co, Inc	2,891
319,854	e	Sumitomo Forestry Co Ltd	2,779
40,983	*,e	Summer Infant, Inc	270
282,000		Sunny Optical Technology Group Co Ltd	50
65,206		Swatch Group AG.	21,454
252,146		Swatch Group AG. Reg	15,028
97,000		Tainan Enterprises Co Ltd	109
2,989,060		Tainan Spinning Co Ltd	1,308
180,000		Taiwan Paiho Ltd	122
20,400		Taiwan Sakura Corp	10
124,893		Takamatsu Corp	2,229
21,400		Tamron Co Ltd	672
2,017,138	*	Tatung Co Ltd	742
8,425,699	*	Taylor Woodrow plc	4,557
792,000		TCL Multimedia Technology Holdings Ltd	213
1,509,117	e	Techtronic Industries Co	1,015
174,100		Tecnisa S.A.	854
684,117	*,e	Tempur-Pedic International, Inc	35,990
59,728		Ten Cate NV	1,836
714,000		Texhong Textile Group Ltd	154
1,714,000	e	Texwinca Holdings Ltd	1,752
2,040,000	*	Theme International Holdings Ltd	66
106,700	*	Thomson	315
9	*,m	Thomson (Non-Reg)	0	^
237,800		Titan Industries Ltd	1,010
11,213		Tod’s S.p.A.	946
6,640	e	Token Corp	264
1,305,235	*,e	Toll Brothers, Inc	18,835
133,941	*,e	TomTom NV	472
86,168		Tomy Co Ltd	674
16,400		Touei Housing Corp	169
1,127,676		Toyobo Co Ltd	1,650
30,017		Trigano S.A.	550
2,016,000		Trinity Ltd	1,592
27,700		Trisul S.A.	38
162,023	*	True Religion Apparel, Inc	4,368
1,622,200	*	Tsann Kuen China Enterprise Co Ltd	252
138,400	*	TSI HOLDINGS CO Ltd	804
17,056		TTK Prestige Ltd	895
1,815,969	e	Tupperware Corp	97,589
814,116		Turk Sise ve Cam Fabrikalari AS	1,553
90,362	*,e	Under Armour, Inc (Class A)	6,001
85,300	*,e	Unifi, Inc	697
624,000	*,e	Unitika Ltd	368
64,274	*	Universal Electronics, Inc	1,053
805,915	*,e	Urbi Desarrollos Urbanos S.A. de C.V	1,098
295	*	Vardhman Special Steels Ltd	0	^

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,476		Vardhman Textiles Ltd	$6
79,458	*,e	Vera Bradley, Inc	2,864
201,118		Vestel Beyaz Esya Sanayi ve Ticaret AS.	228
179,066	*	Vestel Elektronik Sanayi	206
336,710	e	VF Corp	40,918
996,299	e	Victory City International Hldgs Ltd	73
64,222		Videocon Industries Ltd	219
51,841		VIP Industries Ltd	958
148,627		Wacoal Holdings Corp	1,904
234,620	*,e	Warnaco Group, Inc	10,814
374,000	e	Weiqiao Textile Co	179
2,516,000		Welling Holding Ltd	361
32,167	e	Weyco Group, Inc	717
597,267	e	Whirlpool Corp	29,809
28,254	*	Whirlpool of India Ltd	126
672,000		Win Hanverky Holdings Ltd	50
218,882	e	Wolverine World Wide, Inc	7,278
160,780	*	Woongjin Chemical Co Ltd	120
74,150		Woongjin Coway Co Ltd	2,387
105,860		Wuxi Little Swan Co Ltd	126
2,052,000		XTEP International Holdings	791
108,150		Yamaha Corp	1,170
22,000		Young Optics, Inc	61
50,910		Youngone Corp	840
9,030		Youngone Holdings Co Ltd	303
587,114		Yue Yuen Industrial Holdings	1,518
80,986	*,e	Zagg, Inc	803
19,570		Zeng Hsing Industrial Co Ltd	53
10,000		Zhonglu Co Ltd	7
22,260		Zig Sheng Industrial Co Ltd	10

		TOTAL CONSUMER DURABLES & APPAREL	1,662,687

CONSUMER SERVICES - 1.9%
202,053	*	888 Holdings plc	99
664,541		Accor S.A.	17,695
1,810		Accordia Golf Co Ltd	1,408
114,487	*	AFC Enterprises	1,354
996,000	e	Ajisen China Holdings Ltd	1,139
630,400		Alsea SAB de C.V.	460
255,000		Ambassador Hotel	291
85,401	e	Ambassadors Group, Inc	489
93,974	*,e	American Public Education, Inc	3,195
213,053	e	Ameristar Casinos, Inc	3,420
4,791	*	AmRest Holdings SE	97
168,800		Anhanguera Educacional Participacoes S.A.	2,173
763,022	*,e	Apollo Group, Inc (Class A)	30,223
52,569	*,e	Archipelago Learning, Inc	442
18,013	e	Arcos Dorados Holdings, Inc	418
553,748	e	Aristocrat Leisure Ltd	1,108
73,243	*,e	Ascent Media Corp (Series A)	2,880
58,300	*	Atom Corp	203
7,422		Autogrill S.p.A.	75

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

129,002	*,e	Bally Technologies, Inc	$3,480
430,611		Banyan Tree Holdings Ltd	211
68,329		Benesse Corp	3,027
30,694	*,e	Benihana, Inc	264
1,424,272		Berjaya Sports Toto BHD	1,888
106,365		BETFAIR Group Ltd	1,219
84,471		Betsson AB (Series B)	1,580
98,334	*,e	BJ’s Restaurants, Inc	4,338
149,156	e	Bob Evans Farms, Inc	4,254
365,665	*,e	Boyd Gaming Corp	1,792
85,536	*,e	Bravo Brio Restaurant Group, Inc	1,423
69,078	*,e	Bridgepoint Education, Inc	1,205
907,511	e	Brinker International, Inc	18,985
75,300	*,e	Buffalo Wild Wings, Inc	4,503
436,000	e	Cafe de Coral Holdings Ltd	1,034
71,927	*,e	Cambium Learning Group, Inc	215
106,668	*,e	Capella Education Co	3,027
242,796	*,e	Career Education Corp	3,168
64,509	*,e	Caribou Coffee Co, Inc	762
1,757,368	e	Carnival Corp	53,248
58,209		Carnival plc	1,814
53,056	*,e	Carrols Restaurant Group, Inc	472
102,494	e	CBRL Group, Inc	4,108
113,668	e	CEC Entertainment, Inc	3,236
1,850,000		Central Plaza Hotel PCL	475
3,438,040		Century City International	196
310,852	*,e	Cheesecake Factory	7,663
5,870,000	*	China Energy Development Holdings Ltd	82
153,395,000	*	China LotSynergy Holdings Ltd	1,952
4,480,000	e	China Travel International Inv HK	585
150,720	*,e	Chipotle Mexican Grill, Inc (Class A)	45,661
64,277	e	Choice Hotels International, Inc	1,910
56,027	e	Churchill Downs, Inc	2,187
11,133		Cie des Alpes	277
66,425		City Lodge Hotels Ltd	514
30,919	*,e	Club Mediterranee S.A.	532
36,394	*	Codere S.A.	346
169,602	*,e	Coinstar, Inc	6,784
75,000		Colowide Co Ltd	490
772,551		Compass Group plc	6,233
120,292		Consumers’ Waterheater Income Fund	851
329,981	*,e	Corinthian Colleges, Inc	515
55,378		Cox & Kings India Ltd	240
2,888		Credu Corp	98
197,907		Crown Ltd	1,508
9,000		Daisyo Corp	110
1,687,478	e	Darden Restaurants, Inc	72,140
560,675	*,e	Denny’s Corp	1,867
187,871	e	DeVry, Inc	6,944
68,151		Dignity plc	900
63,592	*,e	DineEquity, Inc	2,448
156,793	e	Domino’s Pizza UK & IRL plc	1,081

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

335,577	*,e	Domino’s Pizza, Inc	$9,144
42,100		Doutor Nichires Holdings Co Ltd	534
36,000	*	Dunkin Brands Group, Inc	997
130,953	*	Echo Entertainment Group Ltd	463
67,647	*,e	Education Management Corp	1,004
463,734		Educomp Solutions Ltd	2,241
683,877	*	Egyptian for Tourism Resorts	110
56,227		EIH Ltd	101
23,174	e	Einstein Noah Restaurant Group, Inc	297
1,459,631	*	Enjoy S.A.	272
700,399	*	Enterprise Inns plc	361
84,800		Estacio Participacoes S.A.	744
31,247	*,e	Euro Disney SCA	194
69,115		Everonn Education Ltd	526
35,055		Famous Brands Ltd	184
331,560		First Hotel	228
132,855	e	Flight Centre Ltd	2,156
43,337		Formosa International Hotels Corp	590
48,000		Fortuna Entertainment Group NV	251
80,000	e	Fuji Kyuko Co Ltd	515
69,000		Fujita Kanko, Inc	250
2,599,073	*,e,f	Galaxy Entertainment Group Ltd (purchased 05/26/11, cost $4,871)	3,776
141,826	*,e	Gaylord Entertainment Co	2,743
2,929,615		Genting BHD	8,285
3,621,000	*	Genting Hong Kong Ltd	1,066
3,686,028	*,e	Genting International plc	4,280
39,944		Gold Reef Resorts Ltd	84
3,794,000		Golden Resorts Group Ltd	378
123,230	*,e	Grand Canyon Education, Inc	1,990
16,230		Grand Korea Leisure Co Ltd	283
90,015	*	Great Canadian Gaming Corp	658
524,923		Greene King plc	3,545
663,000		GuocoLeisure Ltd	298
1,388,279	e	H&R Block, Inc	18,478
9,577		Hana Tour Service, Inc	301
251,414		Hillenbrand, Inc	4,626
33,800		HIS Co Ltd	995
1,019,757		Hongkong & Shanghai Hotels	1,391
12,227		Hotel Leela Venture Ltd	9
857,000		Hotel Properties Ltd	1,327
32,820		Hotel Shilla Co Ltd	971
254,050	*	Huangshan Tourism Development Co Ltd	327
328,063	*	Hurtigruten Group ASA	177
124,383	*,e	Hyatt Hotels Corp	3,902
6,500		Ichibanya Co Ltd	204
167,798		Indian Hotels Co Ltd	243
515,260		Intercontinental Hotels Group plc	8,355
525,657	e	International Game Technology	7,638
116,509	e	International Speedway Corp (Class A)	2,661
171,948	*,e	Interval Leisure Group, Inc	2,290
154,029		Intralot S.A.-Integrated Lottery Systems & Services	177

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

253,408		Invocare Ltd	$1,679
114,011	*,e	Isle of Capri Casinos, Inc	552
171,597	*,e	ITT Educational Services, Inc	9,881
197,129	*,e	Jack in the Box, Inc	3,927
214,753	*,e	Jamba, Inc	277
705,000	*	Janfusun Fancyworld Corp	153
442,800		Jollibee Foods Corp	851
65,031	*	Jubilant Foodworks Ltd	1,048
101,754	*,e	K12, Inc	2,591
172,550		Kangwon Land, Inc	3,949
15,650	e	Kappa Create Co Ltd	348
79,360	*,m	Kardan Yazamut	3
142,900		KFC Holdings Malaysia BHD	147
23,300	e	Kisoji Co Ltd	440
805,000		Kosmopolito Hotels International Ltd	102
288,919	*,e	Krispy Kreme Doughnuts, Inc	1,970
77,100	*	Kroton Educacional S.A.	736
4,996		Kuoni Reisen Holding	1,497
12,400		Kura Corp	164
20,900	e	Kyoritsu Maintenance Co Ltd	348
2,109,692	e	Ladbrokes plc	3,900
294,300		Landmarks BHD	88
3,148,785	*,e	Las Vegas Sands Corp	120,723
126,000	*	Leofoo Development Co	82
169,992	*,e	Life Time Fitness, Inc	6,264
136,067	e	Lincoln Educational Services Corp	1,101
653,000		Little Sheep Group Ltd	469
10,220	*	Lotte Tour Development Co Ltd	141
74,038	e	Lottomatica S.p.A.	1,157
43,561	*,e	Luby’s, Inc	179
69,963	e	Mac-Gray Corp	903
486,617		Macquarie Leisure Trust Group	507
109,352	e	Marcus Corp	1,088
848,528	e	Marriott International, Inc (Class A)	23,114
1,463,166	e	Marston’s plc	2,110
172,600		Masterskill Education Group BHD	59
15,300		Matsuya Foods Co Ltd	295
119,366		Matthews International Corp (Class A)	3,672
75,531	*,e	McCormick & Schmick’s Seafood Restaurants, Inc	523
3,571,536	e	McDonald’s Corp	313,651
44,457	e	McDonald’s Holdings Co Japan Ltd	1,186
7,858		MegaStudy Co Ltd	788
1,448,213	e	Melco International Development	948
528,478	*,e	Melco PBL Entertainment Macau Ltd (ADR)	4,392
1,227,752	*	MGM China Holdings Ltd	1,627
2,232,484	*,e	MGM Mirage	20,740
214,220		Millennium & Copthorne Hotels plc	1,333
3,045,800		Minor International PCL (Foreign)	1,003
341,881	*	Mitchells & Butlers plc	1,246
3,421		Modetour Network, Inc	77
51,545	*,e	Monarch Casino & Resort, Inc	504
97,413	*,e	Morgans Hotel Group Co	584

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

32,000		MOS Food Services, Inc	$654
172,291	*,e	Multimedia Games, Inc	696
1,226,000		NagaCorp Ltd	262
32,007		National American University Holdings, Inc	229
213,261		Navitas Ltd	785
105,012	*,e	NH Hoteles S.A.	434
88,119	*,e	O’Charleys, Inc	523
14,300		Ohsho Food Service Corp	347
262,750		OPAP S.A.	2,650
17,637		Orascom Development Holding AG.	334
14,894	*	Orbis S.A.	165
40,777	e	Oriental Land Co Ltd	4,351
5,119,613	*,a,e	Orient-Express Hotels Ltd (Class A)	35,377
395,000		Overseas Union Enterprise Ltd	644
395		Pacific Golf Group International Holdings KK	201
105,580		Paddy Power plc	5,436
882,436		Paliburg Holdings Ltd	279
173,887	*,e	Panera Bread Co (Class A)	18,074
133,829	*	Papa John’s International, Inc	4,068
10,603		Paradise Co Ltd	74
5,585,675		PartyGaming plc	10,668
51,605	*,e	Peet’s Coffee & Tea, Inc	2,871
803,204	*,e	Penn National Gaming, Inc	26,739
138,295	e	PF Chang’s China Bistro, Inc	3,767
6,428		Pierre & Vacances	256
262,383	*,e	Pinnacle Entertainment, Inc	2,382
60,100		Plenus Co Ltd	976
152,263		Prommethean World plc	116
235,500		QSR Brands BHD	405
2,051,666	e	Raffles Education Corp Ltd	696
58,266	*,e	Red Lion Hotels Corp	391
62,718	*,e	Red Robin Gourmet Burgers, Inc	1,511
737,000		Regal Hotels International Holdings Ltd	204
291,765	e	Regis Corp	4,111
4,592,100		Resorts World BHD	4,997
39,400	e	Resorttrust, Inc	668
275,981		Restaurant Group plc	1,178
19,745,000		Rexcapital Financial Holdings Ltd	1,174
155,446	*	Rezidor Hotel Group AB	451
19,200		Ringer Hut Co Ltd	273
176,400	e	Round One Corp	1,276
264,350	e	Royal Caribbean Cruises Ltd	5,721
33,700		Royal Holdings Co Ltd	388
317,440	*,e	Ruby Tuesday, Inc	2,273
180,018	*,e	Ruth’s Chris Steak House, Inc	772
40,000		Saizeriya Co Ltd	726
26,295,761	*	Sands China Ltd	61,524
265,803	*,e	Scientific Games Corp (Class A)	1,893
927,678	e	Service Corp International	8,498
1,418,000		Shanghai Jin Jiang International Hotels Group Co Ltd	170
224,984		Shanghai Jinjiang International Hotels Development Co Ltd	289
107,249		Shanghai Jinjiang International Travel Co Ltd	120

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,082,929		Shangri-La Asia Ltd	$2,070
2,859		Shinsegae Food Co Ltd	187
223,263	*,e	Shuffle Master, Inc	1,878
872,000		SITC International Co Ltd	186
204,822	e	Six Flags Entertainment Corp	5,678
5,511,205		SJM Holdings Ltd	9,736
28,447		SkiStar AB (Series B)	383
191,246	e	Sky City Entertainment Group Ltd	484
2,680,000	*	SMI Corp Ltd	89
54,499	*	Snai S.p.A.	146
69,092		Sodexho Alliance S.A.	4,549
77,742	e	Sol Melia S.A.	513
249,365	*	Sonic Corp	1,763
402,123	e	Sotheby’s (Class A)	11,087
52,454	e	Speedway Motorsports, Inc	634
889,542	*	Spirit Pub Co plc	492
657,911		Sportingbet plc	473
6,400		St Marc Holdings Co Ltd	256
674,000		Stamford Land Corp Ltd	242
370		Starbucks Coffee Japan Ltd	217
3,574,450	e	Starbucks Corp	133,290
737,320	e	Starwood Hotels & Resorts Worldwide, Inc	28,623
5,527	*,e	Steak N Shake Co	1,638
61,402	*,e	Steiner Leisure Ltd	2,503
316,820	e	Stewart Enterprises, Inc (Class A)	1,885
51,304	e	Strayer Education, Inc	3,933
110,758		Sun International Ltd	1,110
135,764		Tabcorp Holdings Ltd	335
140,252		Tattersall’s Ltd	300
249,622	e	Texas Roadhouse, Inc (Class A)	3,300
1,191,658	e	Thomas Cook Group plc	735
306,195		Tim Hortons, Inc (Toronto)	14,233
13,718	*	Tipp24 SE	600
239,000		Tokyo Dome Corp	547
210,000		Tokyotokeiba Co Ltd	295
6,000		Toridoll.corp	55
94,374	*,e	Town Sports International Holdings, Inc	685
7,983	*	TUI AG.	41
91,013		TUI Travel plc	210
34,124	*	Unibet Group plc (ADR)	642
84,813	e	Universal Technical Institute, Inc	1,153
82,735		UP, Inc	697
161,948	e	Vail Resorts, Inc	6,120
28,900	e	WATAMI Co Ltd	711
227,613	e	Weight Watchers International, Inc	13,258
551,685	e	Wendy’s	2,532
155,048	e	Wetherspoon (J.D.) plc	937
18,420		Whitbread plc	452
1,585,625	e	William Hill plc	5,562
102,039	*,e	WMS Industries, Inc	1,795
1,353,534	e	Wyndham Worldwide Corp	38,589
3,664,418		Wynn Macau Ltd	8,666

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

228,129		Wynn Resorts Ltd	$26,253
335,000		YBM Sisa.com, Inc	1,902
50,000		Yomiuri Land Co Ltd	175
682		Yoshinoya D&C Co Ltd	888
2,862,020		Yum! Brands, Inc	141,354
6,694	*	Zee Learn Ltd	3
168,700	e	Zensho Co Ltd	2,382

		TOTAL CONSUMER SERVICES	1,711,267

DIVERSIFIED FINANCIALS - 4.9%
750,085	e	3i Group plc	2,181
33,714		ABC Arbitrage	281
1,653,394		Aberdeen Asset Management plc	4,427
32,573		Ackermans & Van Haaren	2,283
87,807	*,e	Acom Co Ltd	1,685
143,106		Administradora de Fondos de Pensiones Provida S.A.	548
391,323	e	Advance America Cash Advance Centers, Inc	2,880
804,871		Aeon Credit Service Co Ltd	12,382
778,303		Aeon Thana Sinsap Thailand PCL	751
950,000		Aeon Thana Sinsap Thailand Pcl (ADR)	917
340,011	*	Affiliated Managers Group, Inc	26,538
1,145,513		African Bank Investments Ltd	4,660
144,343		AGF Management Ltd	2,088
249,400	*,e	Aiful Corp	355
71,091	e	Aker ASA (A Shares)	1,430
70,614	*	Altamir Amboise	616
1,879,739	*	American Capital Ltd	12,820
3,074,656	e	American Express Co	138,053
437,294	e	Ameriprise Financial, Inc	17,212
2,606,405		AMMB Holdings BHD	4,696
934,771	e	Apollo Investment Corp	7,029
425,891	e	Apollo Management LP	4,361
891,520	f,g	ARA Asset Management Ltd (purchased 09/10/09, cost $603)	800
581,370	e	Ares Capital Corp	8,005
225,496	e	Artio Global Investors, Inc	1,795
757,937		Ashmore Group plc	3,808
577,333		Australian Stock Exchange Ltd	16,769
22,472		Avanza AB	534
343,247		Ayala Corp	2,265
2,215	*	Ayala Corp Preferred	0	^
220,826	e	Azimut Holding S.p.A.	1,527
1,632		Bajaj Auto Finance Ltd	21
15,646		Bajaj Auto Ltd	230
150,556		Banca Finnat Euramerica S.p.A.	73
142,178		Banca Generali S.p.A	1,345
17,510		Banca IFIS S.p.A.	100
319,925	e	Banca Profilo S.p.A.	125
36,259,320		Bank of America Corp	221,908
3,937,125	e	Bank of New York Mellon Corp	73,191
45,128		Bank Sarasin & Compagnie AG.	1,380
389,833	e	BGC Partners, Inc (Class A)	2,351

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

90,361		BinckBank NV	$993
299,276	e	BlackRock Kelso Capital Corp	2,185
760,034		BlackRock, Inc	112,492
4,271,485		Blackstone Group LP	51,172
4,514,603		BM&FBOVESPA S.A.	21,105
26,063,128		Bolsa de Valores de Colombia	459
30,597		Bolsa de Valores de Lima S.A.	110
612,700		Bolsa Mexicana de Valores S.A. de C.V.	846
109,526	e	Bolsas y Mercados Espanoles	2,934
31,677	*	Boursorama	271
818,991		Brait S.A.	1,779
331,884		Brewin Dolphin Holdings plc	613
431,671	*,e	Broadpoint Securities Group, Inc	514
126,164		BT Investment Management Ltd	240
85,021		Bure Equity AB	232
373,600		Bursa Malaysia BHD	711
131,173		Calamos Asset Management, Inc (Class A)	1,313
3,489	e	California First National Bancorp	53
113,982		Canaccord Capital, Inc	1,039
2,294,006		Capital One Financial Corp	90,912
1,713,521		Capital Securities Corp	564
16,210	e	Capital Southwest Corp	1,200
149,667	e	Cash America International, Inc	7,657
149,705	e	CBOE Holdings, Inc	3,663
65,701		Century Leasing System, Inc	1,302
264,944		CETIP S.A.-Balcao Organizado de Ativos e Derivativos	3,311
1,285,338	e	Challenger Financial Services Group Ltd	5,213
2,280,958	e	Charles Schwab Corp	25,706
1,353,000		China Bills Finance Corp	473
1,544,000	e	China Everbright Ltd	1,656
140,000		China Merchants China Direct Investments Ltd	171
3,236		Cholamandalam DBS Finance Ltd	10
219,540		CI Financial Corp	4,345
425,039	*	Citadel Capital Corp	252
16,538,762		Citigroup, Inc	423,724
194,520		Close Brothers Group plc	1,994
470,845	e	CME Group, Inc	116,016
72,396	e	Cohen & Steers, Inc	2,081
560,726		Collins Stewart plc	553
2,993		Compagnie Financiere Tradition S.A.	260
1,753,400		Compartamos SAB de C.V.	2,430
173,283		Compass Diversified Trust	2,111
961,276	*	Concord Securities Corp	214
646,786		Coronation Fund Managers Ltd	1,597
23,722		Corp Financiera Alba	1,005
110,722		Corp Financiera Colombiana S.A.	1,979
2,287	*,m	Corp Financiera Colombiana S.A. (No-Div)	42
313,704		Count Financial Ltd	413
520,855	*,e	Cowen Group, Inc	1,412
27,944	*	Credit Acceptance Corp	1,798
1,628,000		Credit China Holdings Ltd	111
86,568		Credit Saison Co Ltd	1,669

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,714,912		Credit Suisse Group	$44,864
27,398		DAB Bank AG.	113
227,500		Daewoo Securities Co Ltd	1,970
64,400		Daishin Securities Co Ltd	547
48,250		Daishin Securities Co Ltd PF	267
1,042,235	*,e	Daiwa Securities Group, Inc	3,892
81,916		Davis & Henderson Income Fund	1,302
245,888	*,e	DeA Capital S.p.A.	506
21,586	*,e	Deerfield Capital Corp	93
1,169,081		Deutsche Bank AG.	40,510
15,825	e	Deutsche Beteiligungs AG.	315
72,184	e	Deutsche Boerse AG.	3,639
125,600	*	Deutsche Boerse AG. - New	6,352
12,597	e	Diamond Hill Investment Group, Inc	874
13,958		Dinamia	86
6,914,261		Discover Financial Services	158,614
175,111	*,e	Dollar Financial Corp	3,826
439,385	*	Dom Maklerski IDMSA	187
53,250		Dongbu Securities Co Ltd	172
121,156	e	Duff & Phelps Corp	1,292
108,720	*	Dundee Corp	2,355
2,234,920	*,e	E*Trade Financial Corp	20,360
41,398		East Capital Explorer AB	316
236,310	e	Eaton Vance Corp	5,263
759,500		ECM Libra Financial Group BHD	172
84,732		Edelweiss Capital Ltd	48
72,240	e	EFG International	534
795,687		Egypt Kuwait Holding Co	806
418,805		Egyptian Financial Group-Hermes Holding	1,168
21,043	*	Elron Electronic Industries	77
68,771	*,e	Encore Capital Group, Inc	1,503
60,003	e	Epoch Holding Corp	814
78,275	*	Eugene Investment & Securities Co Ltd	210
23,570		Eurazeo	990
126,100	e	Evercore Partners, Inc (Class A)	2,875
321,315		Evolution Group plc	401
182,051		Exor S.p.A.	3,563
247,373	*,e	Ezcorp, Inc (Class A)	7,060
639,466		F&C Asset Management plc	648
218,106	*,e	FBR Capital Markets Corp	519
161,440	e	Federated Investors, Inc (Class B)	2,830
12,000	*	Fidus Investment Corp	151
268,999	e	Fifth Street Finance Corp	2,507
5,803	e	Fimalac	213
160,913	*,e	Financial Engines, Inc	2,914
63,400		Financiera Independencia SAB de C.V.	33
162,073	*,e	First Cash Financial Services, Inc	6,799
353,815	*,e	First Marblehead Corp	361
2,851,501		First Pacific Co	2,517
1,328,000		First Shanghai Investments Ltd	95
4,049,083		FirstRand Ltd	9,788
391,451		FlexiGroup Ltd	824

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

889,376	e	Franklin Resources, Inc	$85,059
32,896	e	Friedman Billings Ramsey Group, Inc (Class A)	791
11,440,029		Fubon Financial Holding Co Ltd	11,813
11,254,199		Fuhwa Financial Holdings Co Ltd	5,641
59,300		Fuyo General Lease Co Ltd	2,184
67,084	e	FXCM, Inc	941
19,510	*,e	Gain Capital Holdings, Inc	123
28,216	e	GAMCO Investors, Inc (Class A)	1,111
117	*	GCA Savvian Group Corp	142
4,412,000		Get Nice Holdings Ltd	193
331,037	e	GFI Group, Inc	1,331
21,468		Gimv NV	1,049
99,960	e	Gladstone Capital Corp	686
140,037	e	Gladstone Investment Corp	952
28,148		Gluskin Sheff + Associates, Inc	446
100,966		GMP Capital, Inc	700
900,000		Goldbond Group Holdings Ltd	30
2,373,702		Goldman Sachs Group, Inc	224,433
34,716	e	Golub Capital BDC, Inc	516
17,542		Gottex Fund Management Holdings Ltd	67
71,588	*,e	Green Dot Corp	2,242
53,501	e	Greenhill & Co, Inc	1,530
10,830		Grenkeleasing AG.	534
101,683		Groupe Bruxelles Lambert S.A.	7,142
883	*	Groupe Bruxelles Lambert S.A. - STR VVPR	0	^
10,117,111		Guinness Peat Group plc	4,511
1,139,000		Guotai Junan International Hol	229
1,408,744		Haci Omer Sabanci Holding AS	4,902
84,290		Hanwha Securities Co	349
293,213	e	Hargreaves Lansdown plc	2,047
133,028	*,e	Harris & Harris Group, Inc	472
78,863		Hellenic Exchanges S.A.	307
1,642,574		Henderson Group plc	2,611
173,123	e	Hercules Technology Growth Capital, Inc	1,475
482,450	*	HFF, Inc (Class A)	4,217
202,800		Hitachi Capital Corp	2,528
8,930	*	HMC Investment Securities Co Ltd	97
831,882	e	Hong Kong Exchanges and Clearing Ltd	12,067
689,000	*	Horizon Securities Co Ltd	116
330,947		Hyundai Securities Co	2,604
35,900		IBJ Leasing Co Ltd	866
6,345,138	e	ICAP plc	40,445
216,800	e	Ichiyoshi Securities Co Ltd	1,290
1,412,118		IFCI Ltd	878
635,987		IG Group Holdings plc	4,407
144,416		IGM Financial, Inc	6,138
111,795	*,e	Imperial Holdings, Inc	268
167,436		India Infoline Ltd	238
311,346		Indiabulls Financial Services Ltd	996
18,736		Indiabulls Securities Ltd	3
407,208		Industrivarden AB	4,264
1,389,561		Infrastructure Development Finance Co Ltd	3,121

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

14,175,669	*	ING Groep NV	$99,993
128,200	e	Interactive Brokers Group, Inc (Class A)	1,786
173,061		Interbolsa S.A.	204
969,968	*,e	IntercontinentalExchange, Inc	114,708
7,769	f	Intergroup Financial Services Corp (purchased 08/18/10, cost $196)	181
904,569		Intermediate Capital Group plc	3,008
88,113	*,e	International Assets Holding Corp	1,829
345,122	e	International Personal Finance plc	1,191
190,030	*	Internet Capital Group, Inc	1,750
1,427,386	e	Invesco Ltd	22,139
317,294		Investec Ltd	1,730
895,054	e	Investec plc	4,843
207,424	*,e	Investment Technology Group, Inc	2,031
392,359	e	Investor AB (B Shares)	6,905
963,570	e	IOOF Holdings Ltd	4,976
11,971	*	Is Finansal Kiralama AS.	7
150,823		Is Yatirim Menkul Degerler AS	129
4,167,400		iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	5,544
75,000	e	iShares MSCI Canada Index Fund	1,912
1,160,000		iShares MSCI EAFE Index Fund	55,390
460,000	e	iShares MSCI Emerging Markets	16,132
200,000	e	iShares Russell 2000 Index Fund	12,850
179,000		Jaccs Co Ltd	583
165,917	*	Jafco Co Ltd	3,085
5,119,564	e	Janus Capital Group, Inc	30,717
8,823,000	*,a,e	Japan Asia Investment Co Ltd	7,029
1,560,300	e	Japan Securities Finance Co Ltd	7,922
239,081	e	Jefferies Group, Inc	2,967
7,320,000	*	Jia Sheng Holdings Ltd	315
2,071,273		Jih Sun Financial Holdings Co Ltd	581
112,071		JMP Group, Inc	651
18,526,101	e	JPMorgan Chase & Co	558,007
190,218		JSE Ltd	1,511
453,827		Julius Baer Group Ltd	15,166
693,533		Julius Baer Holding AG.	8,681
348,462		Jupiter Investment Management Group Ltd	1,064
846,000	e	K1 Ventures Ltd	70
113,800	e	kabu.com Securities Co Ltd	315
9,920,000	*	Kai Yuan Holdings Ltd	203
79,360	*	Kardan NV	202
15,075		KAS Bank NV	171
43,613	*	KBC Ancora	358
148,495	e	KBW, Inc	2,048
4,147,526		KGI Securities Co Ltd	1,474
195,450		Kim Eng Securities Thailand PCL	91
676,595		Kinnevik Investment AB (Series B)	12,519
28,724		KIWOOM Securities Co Ltd	1,368
482,617	*,e	Knight Capital Group, Inc (Class A)	5,869
80,636	e	Kohlberg Capital Corp	472
530		Korea Development Financing Corp	9

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

59,980		Korea Investment Holdings Co Ltd	$1,720
415,961		Kotak Mahindra Bank Ltd	3,882
82,410	*	KTB Securities Co Ltd	175
47,580		Kyobo Securities Co	180
438,539	*,e	Ladenburg Thalmann Financial Services, Inc	680
194,503		Lazard Ltd (Class A)	4,104
262,002	e	Legg Mason, Inc	6,736
558,872	e	Leucadia National Corp	12,675
130,845	e	London Stock Exchange Group plc	1,646
114,883	*,e	LPL Investment Holdings, Inc	2,920
67,734		Lundbergs AB (B Shares)	1,901
436,293	*	Macquarie Group Ltd	9,435
93,416		Main Street Capital Corp	1,659
9,779,604	e	Man Group plc	25,298
341,763		Manappuram General Finance & Leasing Ltd	363
863,086		Marfin Investment Group S.A	271
158,619		MarketAxess Holdings, Inc	4,127
35,312	*,e	Marlin Business Services Corp	374
93,300	e	Marusan Securities Co Ltd	384
1,973,000		Masterlink Securities Corp	654
1,100,900	e	Matsui Securities Co Ltd	4,964
312,956	e	MCG Capital Corp	1,239
142,158	*	MCI Management S.A.	161
60,591	e	Medallion Financial Corp	563
506,599	e	Mediobanca S.p.A.	3,977
46,965	e	Medley Capital Corp	473
228,474	*	Meritz finance Holdings Co Ltd	424
435,970		Meritz Securities Co Ltd	271
5,846,000		Metro Pacific Investments Corp	365
4,350,179	*,e	MF Global Holdings Ltd	17,966
396,000		MIN XIN Holdings Ltd	166
29,741		Mirae Asset Securities Co Ltd	701
136,767		Mitsubishi UFJ Lease & Finance Co Ltd	5,460
67,199		MLP AG.	429
7,494	e	Monex Beans Holdings, Inc	1,164
1,399,966	e	Moody’s Corp	42,629
5,722,619	e	Morgan Stanley	77,255
340,783	*,e	MSCI, Inc (Class A)	10,336
875,400	*	Mulpha International BHD	95
1,323,900		Multi-Purpose Holdings BHD	979
104,226	e	MVC Capital, Inc	1,091
160,462	*	Mvelaphanda Group Ltd	66
766,335	*,e	Nasdaq Stock Market, Inc	17,733
503,600		National Finance PCL	438
138,894	e	Nelnet, Inc (Class A)	2,608
122,620	*,e	Netspend Holdings, Inc	630
34,319	e	New Mountain Finance Corp	436
100,420	*,e	NewStar Financial, Inc	938
101,168	e	NGP Capital Resources Co	662
73,032		NH Investment & Securities Co Ltd	294
39,914	e	Nicholas Financial, Inc	390
2,785,672	*	Nomura Holdings, Inc	10,159

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

85,170		Nordnet AB (Series B)	$188
21,904,308		Norte Grande S.A.	277
616,266	e	Northern Trust Corp	21,557
500,874	e	NYSE Euronext	11,640
372,000		Okasan Holdings, Inc	1,255
450,659	e	OKO Bank (Class A)	4,741
123,103		Onex Corp	3,837
56,320		Oppenheimer Holdings, Inc	903
46,332		Oresund Investment AB	588
366,000	*	Orient Corp	354
466,322	*,e	ORIX Corp	36,600
342	e	Osaka Securities Exchange Co Ltd	1,567
703,000		OSK Holdings BHD	341
1,071,000		Pacific Century Regional Developments Ltd	139
54,416		Pargesa Holding S.A.	3,722
26,306		Partners Group	4,331
1,867,600		Pearl Oriental Innovation Ltd	195
184,629	e	PennantPark Investment Corp	1,647
517,000	*,m	Peregrine Investment Holdings	0	^
104,482	e	Perpetual Trustees Australia Ltd	2,072
174,200		Phatra Capital PCL	154
269,568	*,e	PHH Corp	4,335
44,430		Philippine Stock Exchange, Inc	226
94,013	*,e	Pico Holdings, Inc	1,928
381,024	*	Pinetree Capital Ltd	458
378,585		Pioneers Holding	197
105,419	*,e	Piper Jaffray Cos	1,890
271,967		Platinum Asset Mangement Ltd	992
8,270,585		Polaris Securities Co Ltd	5,292
117,054	*,e	Portfolio Recovery Associates, Inc	7,283
89,400		Power Finance Corp Ltd	272
1,795,640		President Securities Corp	882
103,654	*,e	Primus Guaranty Ltd	546
115,568	*,e	Promise Co Ltd	969
431,156	e	Prospect Capital Corp	3,626
182,517	e	Provident Financial plc	2,840
480,000		Public Financial Holdings Ltd	184
36,545	e	Pzena Investment Management, Inc (Class A)	120
173,819		Quest Capital Corp	229
61,755		Rathbone Brothers	998
195,928		Ratos AB (B Shares)	2,249
500,499	e	Raymond James Financial, Inc	12,993
135,949		Reliance Capital Ltd	868
977,090		Remgro Ltd	13,362
99,247	*	RHJ International	515
34,500		Ricoh Leasing Co Ltd	768
1,407,843		RMB Holdings Ltd	4,400
626,401		Rural Electrification Corp Ltd	2,203
94,977	*,e	Safeguard Scientifics, Inc	1,425
131,573		Samsung Card Co	4,667
74,679		Samsung Securities Co Ltd	3,219
118,242	e	Sanders Morris Harris Group, Inc	764

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

40,000	*	Sawada Holdings Co Ltd	$297
41,460	*	SBI Holdings, Inc	3,582
199,751		Schroders plc	3,960
631,148	e	SEI Investments Co	9,707
5	*,b,m	SFCG Co Ltd	0	^
385,000		Shenyin Wanguo HK Ltd	97
1,990		Shinyoung Securities Co Ltd	45
155,360		Shriram Transport Finance Co Ltd	1,930
741,849	e	Singapore Exchange Ltd	3,729
126,570		SK Securities Co Ltd	119
75,211	*	SKS Microfinance Pvt Ltd	375
1,943,975	e	SLM Corp	24,203
200,442	*	SNS Reaal	497
122,380		Solar Capital Ltd	2,464
39,891		Solar Senior Capital Ltd	570
1,080	*	Sparx Group Co Ltd	94
120,000	e	SPDR S&P MidCap 400 ETF Trust	17,056
2,716,000	e	SPDR Trust Series 1	307,369
63,868		Sprott, Inc	396
377,793		SREI Infrastructure Finance Ltd	260
2,537,879	e	State Street Corp	81,618
274,678	*,e	Stifel Financial Corp	7,295
6,549	*,e	Streettracks Gold Trust	1,035
4,620,000	*	Sun Innovation Holdings Ltd	72
1,528		Sundaram Finance Ltd	16
446,183		Suramericana de Inversiones S.A.	7,675
11,691		Swissquote Group Holding S.A.	479
181,933	e	SWS Group, Inc	853
497,021	e	T Rowe Price Group, Inc	23,743
498,000		Ta Chong Securities Co Ltd	144
1,506,300		Ta Enterprise BHD	252
294,337		Tai Fook Securities Group Ltd	83
152,000		Taiwan Acceptance Corp	262
170,000	*	Takagi Securities Co Ltd	148
201,840	*,m	Takefuji Corp	3
577,262	e	TD Ameritrade Holding Corp	8,489
267,040		Tetragon Financial Group Ltd	1,692
34,427	e	THL Credit, Inc	376
137,667	e	TICC Capital Corp	1,125
246,387		TMX Group, Inc	9,626
448,680		Tokai Tokyo Securities Co Ltd	1,366
61,642		Tong Yang Investment Bank	233
195,000		Transpac Industrial Holdings Ltd	237
77,229	e	Triangle Capital Corp	1,175
411,904	e	Tullett Prebon plc	2,165
5,964,259	*	UBS AG. (Switzerland)	68,223
9,022		Union Financiere de France BQE S.A.	266
1,017,565		UOB-Kay Hian Holdings Ltd	1,181
250,237	*	Uranium Participation Corp	1,354
1,159,000		Value Partners Group Ltd	448
4,835		Verwalt & Privat-Bank AG.	496
23,352	*,e	Virtus Investment Partners, Inc	1,252

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

62,881		Vontobel Holding AG.	$1,588
103,050	*	Vostok Nafta Investment Ltd	329
1,239,619	e	Waddell & Reed Financial, Inc (Class A)	31,003
106,528		Walter Investment Management Corp	2,443
56,996		Warsaw Stock Exchange	723
2,953,772		Waterland Financial Holdings	1,039
26,688	e	Westwood Holdings Group, Inc	922
15,680		Woori Financial Co Ltd	213
114,580		Woori Investment & Securities Co Ltd	1,054
66,005	*,e	World Acceptance Corp	3,693

		TOTAL DIVERSIFIED FINANCIALS	4,415,441

ENERGY - 10.3%
122,701		Aban Offshore Ltd	878
391,363	*,e	Abraxas Petroleum Corp	1,033
23,350	e	Acergy S.A.	444
23,239,527		Adaro Energy Tbk	4,474
226,307	*	Advantage Oil & Gas Ltd	853
348,364	*,m	AET&D Holdings No 1 Ptd Ltd	0	^
8,039,620	*	Afren plc	10,086
10,807		Aker Kvaerner ASA	104
273,100		Alam Maritim Resources BHD	61
313,124		Alliance Holdings GP LP	13,774
153,035	e	Alon USA Energy, Inc	938
798,381	*	Alpha Natural Resources, Inc	14,123
122,919		AltaGas Income Trust	3,176
186,425	e	AMEC plc	2,352
1,334,278	*	Amerisur Resources plc	270
74,617	*,e	Amyris Biotechnologies, Inc	1,510
3,187,885	e	Anadarko Petroleum Corp	200,996
89,000	*	Angle Energy, Inc	551
228,463		Anglo Pacific Group plc	884
184,000		Anhui Tianda Oil Pipe Co Ltd	28
1,276,000		Anton Oilfield Services Group	131
51,300	*,e	AOC Holdings, Inc	288
2,053,388	e	Apache Corp	164,764
36,626	e	APCO Argentina, Inc	2,726
96,930	*,e	Approach Resources, Inc	1,647
199,580	*	Aquila Resources Ltd	936
344,093		ARC Energy Trust	7,408
495,918	e	Arch Coal, Inc	7,230
129,801	*,f	Archer Ltd (purchased 05/31/11, cost $882)	472
309,352	*	Athabasca Oil Sands Corp	3,165
171,781	*,e	ATP Oil & Gas Corp	1,324
384,901	*	Atwood Oceanics, Inc	13,225
559,305	*	Aurelian Oil & Gas plc	157
460,113	*	Aurora Oil and Gas Ltd	979
703,676	*	Australian Worldwide Exploration Ltd	690
1,568,440	*	Bahamas Petroleum Co plc	208
2,230,199		Baker Hughes, Inc	102,945
114,392	*	Bandanna Energy Ltd	71
523,900		Bangchak Petroleum PCL	276

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

303,626	*	Bankers Petroleum Ltd	$1,014
251,650		Banpu PCL	4,246
99,827	*,e	Basic Energy Services, Inc	1,414
486,183		Baytex Energy Trust	20,326
3,227,975		Beach Petroleum Ltd	3,331
144,000	*	Bellatrix Exploration Ltd	463
234,530	e	Berry Petroleum Co (Class A)	8,298
6,091,907		BG Group plc	116,591
225,040		Bharat Petroleum Corp Ltd	2,977
247,055	*,e	Bill Barrett Corp	8,953
117,699	*	Birchcliff Energy Ltd	1,143
362,400	*	BlackPearl Resources, Inc	1,290
174,000	*	BNK Petroleum, Inc	425
151,277		Bonavista Energy Trust	3,401
34,925		Bonterra Oil & Gas Ltd	1,492
517,045	*	Borders & Southern Petroleum plc	365
54,344	e	Bourbon S.A.	1,237
560,000		Boustead Singapore Ltd	346
338,142	*	Bow Energy Ltd	477
1,113,796	*	BowLeven plc	1,614
12,863,033		BP plc	77,123
861,827	e	BP plc (ADR)	31,086
434,741	*,e	BPZ Energy, Inc	1,204
		Brasil Ecodiesel Industria e Comercio de Biocombustiveis e
205,000	*	Oleos Vegetais S.A.	62
394,747	*,e	Brigham Exploration Co	9,971
3,155,000		Brightoil Petroleum Holdings Ltd	678
177,265		Bristow Group, Inc	7,521
477,107	e	BW Offshore Ltd	830
74,400	*	C&C Energia Ltd	419
73,977	*,e	C&J Energy Services, Inc	1,216
405,060	e	Cabot Oil & Gas Corp	25,077
3,159,773	*	Cairn Energy plc	13,704
525,720	*,e	Cal Dive International, Inc	1,004
92,297		Calfrac Well Services Ltd	2,157
358,685	*	Callon Petroleum Co	1,388
530,074		Caltex Australia Ltd	5,463
114,620	*	Calvalley Petroleums, Inc	121
325,034	*,e	Cam Finanziaria S.p.A.	115
407,771		Cameco Corp	7,487
1,295,520	*,e	Cameron International Corp	53,816
62,100		Canadian Energy Services & Technology Corp	622
1,177,395		Canadian Natural Resources Ltd (Canada)	34,572
1,291,032		Canadian Oil Sands Trust	25,121
156,400		Canyon Services Group, Inc	1,355
67,097	e	CARBO Ceramics, Inc	6,879
508,896	*	Carbon Energy Ltd	72
2,678,867	*	Carnarvon Petroleum Ltd	366
157,453	*,e	Carrizo Oil & Gas, Inc	3,393
21,363		CAT Oil AG.	114
110,111	*	Celtic Exploration Ltd	2,372
3,749,329		Cenovus Energy, Inc	115,142

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,131,126		Cenovus Energy, Inc (Toronto)	$96,423
411,000		CH Offshore Ltd	114
139,949	*	Chariot Oil & Gas Ltd	271
378,404	*,e	Cheniere Energy, Inc	1,949
1,518,600	e	Chesapeake Energy Corp	38,800
9,553,116	e	Chevron Corp	883,854
507,000		China Aviation Oil Singapore Corp Ltd	343
6,896,000		China Coal Energy Co	6,154
3,158,000		China Oilfield Services Ltd	4,016
158,000	*	China Qinfa Group Ltd	39
6,761,299		China Shenhua Energy Co Ltd	26,511
633,000		China Suntien Green Energy Cor	116
362,279	*	Chinook Energy Inc	532
201,843	e	Cimarex Energy Co	11,243
617,397	*	Circle Oil plc	228
25,024	*,e	Clayton Williams Energy, Inc	1,071
191,047	*,e	Clean Energy Fuels Corp	2,124
321,255	*,e	Cloud Peak Energy, Inc	5,445
41,069,000	e	CNOOC Ltd	66,035
2,584,520		Coal India Ltd	17,527
2,381,342	*,e	Cobalt International Energy, Inc	18,360
1,580,670	*	Cockatoo Coal Ltd	565
11,452	*	Compagnie Generale de Geophysique S.A.	202
404,514	*	Complete Production Services, Inc	7,625
208,439	*,e	Comstock Resources, Inc	3,222
2,706,754	*,e	Concho Resources, Inc	192,558
593,957	*	Connacher Oil and Gas Ltd	184
5,131,921	e	ConocoPhillips	324,953
631,904	e	Consol Energy, Inc	21,441
83,102	*,e	Contango Oil & Gas Co	4,547
266,734	*,e	Continental Resources, Inc	12,902
291,225	e	Core Laboratories NV	26,161
115,388	*	Corridor Resources, Inc	242
180,570		Cosmo Oil Co Ltd	447
679,384	*	Cove Energy plc	797
3,471,290		Crescent Point Energy Corp	130,683
117,428	*	Crew Energy, Inc	1,040
47,788	*,e	Crimson Exploration, Inc	103
54,134		CropEnergies AG.	361
281,391	e	Crosstex Energy, Inc	3,793
354,881	e	Crude Carriers Corp	3,414
459,638	*	CVR Energy, Inc	9,717
42,447	*	D/S Torm AS	53
72,581	*	d’aAmico International Shipping S.A.	60
606,128	*	Dart Energy Ltd	301
29,620	*,e	Dawson Geophysical Co	698
269,100		Dayang Enterprise Holdings BHD	126
281,364		Daylight Resources Trust	1,423
113,500	*	Deep Sea Supply plc	138
668,838	*	Deep Yellow Ltd	79
1,546	*	Delek Energy Systems Ltd	419
70,947	e	Delek US Holdings, Inc	800

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

11,615,589	*,e	Denbury Resources, Inc	$133,579
395,408	*	Denison Mines Corp	423
74,095	*	Det Norske Oljeselskap ASA	589
1,140,757	*,e	Devon Energy Corp	63,244
276,737	e	DHT Maritime, Inc	565
451,454	e	Diamond Offshore Drilling, Inc	24,713
892,130	*,e	DNO International ASA	818
20,241	*	Dockwise Ltd	255
3,499,146		Dragon Oil plc	25,809
606,926	*	Dresser-Rand Group, Inc	24,599
151,852	*	Dril-Quip, Inc	8,186
1,600,000	*	Dynamic Energy Holdings Ltd	130
977,650	*	Eastern Star Gas Ltd	717
7,752,806		Ecopetrol S.A.	15,506
4,054,149		El Paso Corp	70,867
151,015	*	Electromagnetic GeoServices AS	286
38,600		Enbridge Income Fund	678
1,051,730		Enbridge, Inc	33,572
772,712		EnCana Corp	14,873
381,677	*	EnCore Oil plc	294
187,071	*,e	Endeavour International Corp	1,493
104,342		Enerflex Ltd	871
163,672	e	Energen Corp	6,693
126,447	*,e	Energy Partners Ltd	1,400
461,588	e	Energy Resources of Australia Ltd	1,282
316,226	*,e	Energy XXI Bermuda Ltd	6,783
291,291		Enerplus Resources Fund	7,191
1,566,680	e	ENI S.p.A.	27,562
1,488,996	*	Enquest plc (London)	2,057
940,878	e	Ensco International plc (ADR)	38,040
288,333		Ensign Energy Services, Inc	3,783
664,935	e	EOG Resources, Inc	47,217
393,354	e	Equitable Resources, Inc	20,989
161,636	e	ERG S.p.A.	1,796
244,091	*	Essar Energy plc	946
245,700		Esso Malaysia BHD	259
5,636		Esso SA Francaise	520
1,007,900		Esso Thailand PCL	293
105,932	e	Etablissements Maurel et Prom	1,724
19,648	f	Eurasia Drilling Co Ltd (GDR) (purchased 10/06/10, cost $507)	359
30,174		Euronav NV	173
64,542	*	Evolution Petroleum Corp	456
337,720	e	EXCO Resources, Inc	3,620
63,589		Exmar NV	351
309,384	*,e	Exterran Holdings, Inc	3,007
103,318	*	Extract Resources Ltd	752
19,561,815		Exxon Mobil Corp	1,420,775
494,000		Ezion Holdings Ltd	178
697,200	e	Ezra Holdings Ltd	445
226,096	*	Fairborne Energy Ltd	604
134,810	*	Falkland Oil & Gas Ltd	95

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

190,854	*	Faroe Petroleum plc	$429
99,359	e	Fersa Energias Renovables S.A.	109
98,190	*	Flint Energy Services Ltd	932
1,161,054	*	FMC Technologies, Inc	43,656
258,363	*	Forest Oil Corp	3,720
1,910,580		Formosa Petrochemical Corp	5,210
82,415	e	Fred Olsen Energy ASA	2,350
104,500		Freehold Royalty Trust	1,631
328,558	e	Frontline Ltd	1,594
74,818	e	Frontline Ltd (Norway)	359
5,495		Fugro NV	277
214,095	*,e	FX Energy, Inc	884
242,807	*	Galleon Energy, Inc	558
129,383		Galp Energia SGPS S.A.	2,363
256,632	*,e	Gastar Exploration Ltd	770
8,215,987		Gazprom (ADR)	78,650
45,116		Gazpromneft OAO (ADR)	781
494,271	e	General Maritime Corp	129
4,210,000	*	Genesis Energy Holdings Ltd	152
44,441	*,e	Geokinetics, Inc	108
83,742	*,e	Georesources, Inc	1,490
65,879	*,e	Gevo, Inc	367
66,826	*,e	Global Geophysical Services, Inc	533
430,695	*	Global Industries Ltd	3,411
317,726	*,e	GMX Resources, Inc	721
223,033	e	Golar LNG Ltd	7,088
98,275	*,e	Goodrich Petroleum Corp	1,162
40,059		Great Eastern Shipping Co Ltd	204
8,574		Great Offshore Ltd	21
91,037	*,e	Green Plains Renewable Energy, Inc	849
187,077	*	Grupa Lotos S.A.	1,407
108,367		GS Holdings Corp	5,135
276,456	*	Guildford Coal Ltd	255
78,243	e	Gulf Island Fabrication, Inc	1,618
991,859	*	Gulf Keystone Petroleum Ltd	2,219
113,953	*	Gulfmark Offshore, Inc	4,141
178,611	*	Gulfport Energy Corp	4,319
348,643	*	Gulfsands Petroleum plc	999
9,521	e	Hallador Petroleum Co	81
3,862,362		Halliburton Co	117,878
1,357		Hankook Shell Oil Co Ltd	227
74,919	*	Hardy Oil & Gas plc	196
49,347		Hargreaves Services plc	777
132,021	*,e	Harvest Natural Resources, Inc	1,131
772,358	*,e	Helix Energy Solutions Group, Inc	10,118
153,399		Hellenic Petroleum S.A.	1,199
490,684	e	Helmerich & Payne, Inc	19,922
601,317	*,e	Hercules Offshore, Inc	1,756
276,005		Heritage Oil Ltd	995
1,185,909	e	Hess Corp	62,213
235,849		Hindustan Oil Exploration	515
49,900		Hindustan Petroleum Corp Ltd	373

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,005,456	e	Holly Corp	$26,363
1,549,000	*	Honghua Group Ltd	148
1,394,691	*	Horizon Oil Ltd	242
131,325	*,e	Hornbeck Offshore Services, Inc	3,271
74,184	e	Houston American Energy Corp	1,021
7,200	*	HRT Participacoes em Petroleo SA	2,872
211,140	*	Hunnu Coal Ltd	339
249,178		Hunting PLC	2,306
4,382,000		Huscoke Resources Holdings Ltd	103
1,036,462		Husky Energy, Inc	22,442
623,643	*,e	Hyperdynamics Corp	2,307
95,325	e	Idemitsu Kosan Co Ltd	8,539
737,072		Imperial Oil Ltd	26,475
10,000		Indian Oil Corp Ltd	64
1,390,718		Inner Mongolia Yitai Coal Co	6,962
1,503		Inpex Holdings, Inc	9,230
727,050	*,e	ION Geophysical Corp	3,439
19,840,600		IRPC PCL	2,216
5,237	*,e	Isramco, Inc	303
92,953		Itochu Enex Co Ltd	542
376,273	*	Ivanhoe Energy, Inc	406
160,238	*,e	James River Coal Co	1,021
3,200		Japan Drilling Co Ltd	102
34,454		Japan Petroleum Exploration Co	1,252
8,078	*	Jerusalem Oil Exploration	99
235,273		JKX Oil & Gas plc	600
690,673		John Wood Group plc	5,664
2,205,661		JX Holdings, Inc	12,380
40,000		Kanto Natural Gas Development Ltd	217
239,287	*	Karoon Gas Australia Ltd	642
832,500		Kencana Petroleum BHD	641
520,592	*,e	Key Energy Services, Inc	4,940
142,548		Keyera Facilities Income Fund	6,176
647,821	e	Kinder Morgan, Inc	16,772
1,743,870	*	King Stone Energy Group Ltd	261
24,300	*	KiOR, Inc (Class A)	504
83,460	e	Knightsbridge Tankers Ltd	1,381
477,525		KNM Group BHD	177
838,672	*,e	Kodiak Oil & Gas Corp	4,369
597,577	*,e	Kosmos Energy LLC	6,998
215,106	*	Kvaerner ASA	285
126,868	*,e	L&L Energy, Inc	343
168,000	*	Legacy Oil & Gas, Inc	1,299
373,336		Linc Energy Ltd	673
39,416		Lubelski Wegiel Bogdanka S.A.	1,214
132,036		Lufkin Industries, Inc	7,026
906,185		LUKOIL (ADR)	45,672
429,419	*	Lundin Petroleum AB	7,260
445,642	*,e	Magnum Hunter Resources Corp	1,475
3,978,768	e	Marathon Oil Corp	85,862
1,578,329	e	Marathon Petroleum Corp	42,710
190,719		Maridive & Oil Services SAE	355

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

43,583		Matrix Composites & Engineering Ltd	$140
118,596	*	Matrix Service Co	1,009
1,014,304	*,e	McDermott International, Inc	10,914
393,253	*,e	McMoRan Exploration Co	3,905
186,065	*	MEG Energy Corp	6,882
95,357		Melrose Resources plc	204
340,896		Miclyn Express Offshore Ltd	499
64,714	*	Midnight Oil Exploration Ltd	279
2,544,000		MIE Holdings Corp	579
116,961	*,e	Miller Petroleum, Inc	309
40,602	*,e	Mitcham Industries, Inc	455
50,500		Mitsuuroko Co Ltd	340
64,300	e	Modec, Inc	1,138
68,893	*,e	MOL Hungarian Oil and Gas plc	4,652
335,521	*	Molopo Energy Ltd	226
6,211,117	*	Mongolia Energy Co ltd	400
109,931		Motor Oil Hellas Corinth Refineries S.A.	895
184,398		Mullen Group Ltd	3,308
496,741	e	Murphy Oil Corp	21,936
663,432	*,e	Nabors Industries Ltd	8,134
200,800		NAL Oil & Gas Trust	1,475
38,680	*	Naphtha Israel Petroleum Corp Ltd	97
1,561,670	e	National Oilwell Varco, Inc	79,989
54,875	*,e	Natural Gas Services Group, Inc	704
111,843	*	Nautical Petroleum plc	492
7,381	e	Neste Oil Oyj	64
462,596	*	New Brazil Holding ASA	278
529,555		New Zealand Oil & Gas Ltd	264
305,143	*,e	Newfield Exploration Co	12,111
994,000		Newocean Energy Holdings Ltd	188
454,871	*,e	Newpark Resources, Inc	2,770
572,810		Nexen, Inc	8,910
1,117,197	*,e	Nexus Energy Ltd	147
46,367		Niko Resources Ltd	1,910
48,400		Nippon Gas Co Ltd	936
725,243	e	Noble Energy, Inc	51,347
194,120	e	Nordic American Tanker Shipping	2,737
163,404		Northern Offshore Ltd	270
253,333	*,e	Northern Oil And Gas, Inc	4,912
282,500	*	Norwegian Energy Co AS	194
233,504	f	NovaTek OAO (GDR) (purchased 01/31/07, cost $16,873)	26,808
207,979		NuVista Energy Ltd	1,135
241,588	*,e	Oasis Petroleum, Inc	5,395
7,063,668	e	Occidental Petroleum Corp	505,052
345,662		Oceaneering International, Inc	12,216
2,474,477	*	OGX Petroleo e Gas Participacoes S.A.	15,134
1,207,942		Oil Refineries Ltd	579
119,250	*,e	Oil States International, Inc	6,072
77,368		OMV AG.	2,303
384,256		Origin Energy Ltd	4,917
5,300	*	OSX Brasil S.A.	1,034
105,732	e	Overseas Shipholding Group, Inc	1,453

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

20,792	*	OYO Geospace Corp	$1,170
796,920	*,e	PA Resources AB	223
213,362	*,e	Pacific Asia Petroleum, Inc	128
9,164		Pacific Rubiales Energy Corp	195
493,142		Pacific Rubiales Energy Corp (Toronto)	10,447
57,989	*,e	Paladin Resources Ltd	67
31,318	e	Panhandle Oil and Gas, Inc (Class A)	888
159,561		Paramount Energy Trust	301
49,889	*	Paramount Resources Ltd (Class A)	1,468
508,679	*	Parker Drilling Co	2,233
71,815		Parkland Income Fund	614
137,256		Pason Systems, Inc	1,745
526,743	*,e	Patriot Coal Corp	4,456
396,688		Patterson-UTI Energy, Inc	6,879
7,703		Paz Oil Co Ltd	951
602,252		Peabody Energy Corp	20,404
307,799		Pembina Pipeline Income Fund	7,534
422,061		Pengrowth Energy Trust	3,814
210,766	e	Penn Virginia Corp	1,174
562,499		Penn West Energy Trust	8,347
354,865		PetroBakken Energy Ltd	2,286
153,500	*	Petrobank Energy & Resources Ltd	930
2,855,145	*	Petroceltic International plc	177
737,059	e	Petrofac Ltd	13,634
5,982,398		Petroleo Brasileiro S.A.	66,498
1,570,277		Petroleo Brasileiro S.A. (ADR)	35,253
7,209,366		Petroleo Brasileiro S.A. (Preference)	73,234
100,074	*,e	Petroleum Development Corp	1,940
296,492	*	Petroleum Geo-Services ASA	2,981
247,836	*	Petrolinvest S.A.	226
184,431		Petrominerales Ltd	3,626
615,000		Petronas Dagangan BHD	3,063
486,782	*	Petroneft Resources plc	169
252,603		Petroplus Holdings AG.	1,388
299,712	*,e	Petroquest Energy, Inc	1,648
226,302		Peyto Energy Trust	4,304
80,564	*,e	PHI, Inc	1,542
236,920	*	Pioneer Drilling Co	1,701
264,110	e	Pioneer Natural Resources Co	17,371
361,681	*,e	Plains Exploration & Production Co	8,214
363,491	*	Polarcus Ltd	183
3,429,259		Polish Oil & Gas Co	4,177
505,441	*	Polski Koncern Naftowy Orlen S.A.	5,506
241,918	*	Precision Drilling Trust	2,015
686,439	*	Premier Oil plc	3,690
184,766		ProEx Energy Ltd	2,273
302,376	e	ProSafe ASA	1,959
369,100		Provident Energy Trust	3,022
4,999,000	*	PT Benakat Petroleum Energy	53
21,149,000		PT Bumi Resources Tbk	4,610
4,494,500	*	PT Delta Dunia Petroindo Tbk	347
26,000	*	PT Dian Swastatika Sentosa Tbk	36

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,973,500		PT Elnusa	$89
23,000,500	*	PT Energi Mega Persada Tbk	339
643,000		PT Harum Energy Indonesia Tbk	513
772,000		PT Indo Tambangraya Megah	3,402
1,644,500		PT Medco Energi Internasional Tbk	397
2,208,134		PT Tambang Batubara Bukit Asam Tbk	4,172
2,119,698		PTT Aromatics & Refining PCL	1,662
1,695,469		PTT Exploration & Production PCL	7,566
1,813,550		PTT PCL	15,069
53,914		QGEP Participacoes S.A.	444
402,616	e	Questar Market Resources, Inc	10,899
375,067	*	Questerre Energy Corp	258
269,528	*,e	Quicksilver Resources, Inc	2,043
374,101		Range Resources Corp	21,870
925,323		Refineria La Pampilla S.A. Relapasa	247
2,175,723		Reliance Industries Ltd	35,697
807,079	*,e	Rentech, Inc	630
973,224		Repsol YPF S.A.	25,692
186,143	*,e	Resolute Energy Corp	2,115
134,541	*,e	Rex Energy Corp	1,702
30,419	*,e	Rex Stores Corp	513
27,169	*,e	RigNet, Inc	436
2,092,631	*	Roc Oil Co Ltd	612
3,766,183	*	Rockhopper Exploration plc	11,335
258,279	*,e	Rosetta Resources, Inc	8,838
3,563,466	f	Rosneft Oil Co (GDR) (purchased 04/16/09, cost $24,492)	20,702
517,310	*,e	Rowan Cos, Inc	15,618
5,585,690		Royal Dutch Shell plc (A Shares)	172,581
4,050,097		Royal Dutch Shell plc (B Shares)	126,018
625,592	e	RPC, Inc	10,210
2,476,000	*	Ruifeng Petroleum Chemical Holdings Ltd	234
2,116,217		Saipem S.p.A.	74,274
335,721	*,e	Salamander Energy plc	1,034
582,367	*	San Leon Energy plc	130
72,000		San-Ai Oil Co Ltd	351
985,005	*,e	SandRidge Energy, Inc	5,477
844,268		Santos Ltd	9,137
1,175,257	*,e	Saras S.p.A.	1,585
1,071,871		Sasol Ltd	43,959
196,338	*	Savanna Energy Services Corp	1,375
13,572		SBM Offshore NV	235
6,374,028		Schlumberger Ltd	380,720
15,236	e	Schoeller-Bleckmann Oilfield Equipment AG.	1,039
81,100	*	Scomi Group BHD	7
90,604	*,e	Scorpio Tankers, Inc	478
166,343	e	SEACOR Holdings, Inc	13,342
317,673	e	SeaDrill Ltd	8,773
168,318	*,e	SemGroup Corp	3,360
50	*	Serval Integrated Energy Services	0	^
728,215	*,e	Sevan Marine ASA	59
164,800		Shandong Molong Petroleum Machinery Co Ltd	79
75,753		ShawCor Ltd	1,759

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,522,500		Shengli Oil&Gas Pipe Holdings Ltd	$120
51,200		Shinko Plantech Co Ltd	479
184,310	e	Ship Finance International Ltd	2,396
121,747		Showa Shell Sekiyu KK	867
132,800		Siamgas & Petrochemicals PCL	47
85,000		Sinanen Co Ltd	394
104,000		Sinopec Kantons Holdings Ltd	52
94,459		SK Energy Co Ltd	11,052
9,150		SK Gas Co Ltd	544
276,994	*	Soco International plc	1,404
67,702		S-Oil Corp	5,842
227,237	*,e	Solazyme, Inc	2,184
200,348	*	Songa Offshore SE	617
446,700	*	Southern Pacific Resource Corp	512
222,696	e	Southern Union Co	9,035
1,681,697	*,e	Southwestern Energy Co	56,051
1,898,751	e	Spectra Energy Corp	46,576
109,222	*	Sprott Resource Corp	417
298,605	e	St. Mary Land & Exploration Co	18,110
1,394,263		Statoil ASA	29,918
206,508	*	Sterling Energy plc	133
166,518	*	Sterling International Enterprises Ltd	727
292,622	*,e	Stone Energy Corp	4,743
1,655,000	e	Straits Asia Resources Ltd	2,468
2,954,121		Suncor Energy, Inc	75,439
2,752,559		Suncor Energy, Inc (NY)	70,025
256,957	e	Sunoco, Inc	7,968
446,368	*,e	Superior Energy Services	11,713
1,435,409		Surgutneftegaz (ADR)	11,520
339,700	e	Surgutneftegaz (ADR) (London)	2,701
433,000	*,e	Swiber Holdings Ltd	166
198,555	*,e	Swift Energy Co	4,833
315,649	*,e	Syntroleum Corp	271
1,070,105		Talisman Energy, Inc	13,153
124,028	e	Targa Resources Investments, Inc	3,690
486,206		Tatneft (GDR)	11,957
351,152		Technip S.A.	28,133
34,540	e	Tecnicas Reunidas S.A.	1,102
121,432	e	Teekay Corp	2,746
188,015	e	Teekay Tankers Ltd (Class A)	865
46,973		Tenaris S.A.	592
121,887	*,e	Tesco Corp	1,414
857,049	*,e	Tesoro Corp	16,687
534,400	*	Tethys Petroleum Ltd	280
481,052	*	Tetra Technologies, Inc	3,714
220,025	e	TGS Nopec Geophysical Co ASA	4,081
2,124,200		Thai Oil PCL	3,437
116,859	e	Tidewater, Inc	4,914
2,800,000	*,e	Titan Petrochemicals Group Ltd	123
119,174	f	TMK OAO (GDR) (purchased 06/17/10, cost $1,968)	1,086
682,931	e	TonenGeneral Sekiyu KK	7,847
3,113,488	e	Total S.A.	137,365

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

125,307	*	Tourmaline Oil Corp	$3,685
162,000	e	Toyo Kanetsu K K	322
796,341		TransCanada Corp	32,328
91,700	*	TransGlobe Energy Corp	739
369,963		Transocean Ltd	17,838
169,109	*,e	Triangle Petroleum Corp	607
334,500		Trican Well Service Ltd	4,743
73,580		Trilogy Energy Corp	1,896
167,266		Trinidad Drilling Ltd	966
5,786,114		Tullow Oil plc	117,019
234,476		Tupras Turkiye Petrol Rafine	4,808
132,154		Turcas Petrolculuk AS.	182
327,198	*	UK Coal plc	176
346,338	*,e	Ultra Petroleum Corp	9,600
461,400		Ultrapar Participacoes S.A.	7,239
67,096	*,e	Union Drilling, Inc	315
92,932	*	Unit Corp	3,431
262,958	*,e	Uranerz Energy Corp	360
286,444	*,e	Uranium Energy Corp	785
650,654		Uranium One, Inc	1,285
382,735	*,e	Uranium Resources, Inc	261
482,834	*,e	Ur-Energy, Inc	435
508,691	*,e	USEC, Inc	819
409,364	*,e	Vaalco Energy, Inc	1,990
2,349,105	e	Valero Energy Corp	41,767
93,606	*	Valiant Petroleum plc	671
674,786	*,e	Vantage Drilling Co	843
230,949	*	Venoco, Inc	2,035
213,200		Veresen, Inc	2,999
143,348		Vermilion Energy Trust	6,024
228,006	*,e	Voyager Oil & Gas, Inc	479
145,053	e	W&T Offshore, Inc	1,996
638,400		Wah Seong Corp BHD	391
393,950	*	Warren Resources, Inc	945
1,082,645	*	Weatherford International Ltd	13,219
140,052	*,e	West Siberian Resources Ltd (GDR)	1,483
282,351	*,e	Western Refining, Inc	3,518
44,511	*,e	Westmoreland Coal Co	345
10,042	*,m	White Energy 2011 Performance	0	^
57,998		Whitehaven Coal Ltd	294
279,719	*,e	Whiting Petroleum Corp	9,813
233,261	*	Willbros Group, Inc	973
2,688,321		Williams Cos, Inc	65,434
176,266		Woodside Petroleum Ltd	5,461
296,569	e	World Fuel Services Corp	9,683
633,412		WorleyParsons Ltd	15,805
204,128	*	Xcite Energy Ltd	408
421,571	*	Xenolith Resources Ltd	553
4,134,000	e	Yanzhou Coal Mining Co Ltd	8,796
36,800		Zargon Energy Trust	445
118,463	*,e	Zion Oil & Gas, Inc	232

		TOTAL ENERGY	9,139,816

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

FOOD & STAPLES RETAILING - 1.7%
595,509	e	Aeon Co Ltd	$8,055
9,400		Ain Pharmaciez Inc	414
508,329		Alimentation Couche Tard, Inc	14,262
301,971		Almacenes Exito S.A.	3,592
84,725	e	Andersons, Inc	2,852
69,279	e	Arcs Co Ltd	1,389
5,715	e	Arden Group, Inc (Class A)	454
28,786		Axfood AB	981
124,000		Beijing Jingkelong Co Ltd	111
139,851		BIM Birlesik Magazalar AS	3,850
39,862		Bizim Toptan Satis Magazalari AS.	466
96,711	*	BJ’s Wholesale Club, Inc	4,955
12,492		Blue Square-Israel Ltd	68
2,126,265		Booker Group plc	2,404
69,000	*	Brazil Pharma S.A.	514
298,882	e	Carrefour S.A.	6,806
162,926	e	Casey’s General Stores, Inc	7,112
168,342		Casino Guichard Perrachon S.A.	13,140
16,600		Cawachi Ltd	328
1,767,023		Centros Comerciales Sudamericanos S.A.	9,470
23,300	*	Chefs’ Warehouse Holdings, Inc	274
1,824,300	e	China Resources Enterprise	6,069
149,521		Cia Brasileira de Distribuicao Grupo Pao de Acucar	4,519
2,200	e	Cia Brasileira de Distribuicao Grupo Pao de Acucar (ADR)	68
125,900		Circle K Sunkus Co Ltd	2,119
18,660		Cocokara Fine Holdings, Inc	511
24,397		Colruyt S.A.	1,014
471,700	*	Controladora Comercial Mexicana S.A. de C.V.	633
8,000		Cosmos Pharmaceutical Corp	411
2,051,173	e	Costco Wholesale Corp	168,442
2,719,200		CP Seven Eleven PCL	4,174
8,400		Create SD Holdings Co Ltd	196
6,760,323	e	CVS Corp	227,012
5,900		Daikokutenbussaan Co Ltd	203
184,626		Delhaize Group	10,793
7,860,646	*	Distribuidora Internacional de Alimentacion S.A.	31,299
139,800		Drogasil S.A.	836
32,808	*	E-Mart Co Ltd	8,299
50,046		Empire Co Ltd	2,746
102,691		Eurocash S.A.	727
52,774		FamilyMart Co Ltd	2,016
112,269	*,e	Fresh Market, Inc	4,284
687,476		Fyffes plc	350
69,161		George Weston Ltd	4,569
14,520		Growell Holdings Co Ltd	337
72,266	e	Hakon Invest AB	1,008
40,500	e	Heiwado Co Ltd	551
1,510,500		Heng Tai Consumables Group Ltd	70
76,749	*	Indiabulls Wholesale Service	6
61,423	e	Ingles Markets, Inc (Class A)	875

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,600		Itochu-Shokuhin Co Ltd	$211
84,741		Izumiya Co Ltd	393
2,938,326		J Sainsbury plc	12,512
255,036		Jean Coutu Group PJC, Inc/The	2,952
1,215,807		Jeronimo Martins SGPS S.A.	18,987
67,000		Kasumi Co Ltd	453
41,900		Kato Sangyo Co Ltd	999
111,015	e	Kesko Oyj (B Shares)	3,416
20,427	*	Kiler Alisveris Hizmetleri Gida Sanayi ve Ticaret AS.	39
2,550,138		Koninklijke Ahold NV	29,990
5,380,201	e	Kroger Co	118,149
109,859	e	Lawson, Inc	6,219
28,100		Liquor Stores Income Fund	376
159,920		Loblaw Cos Ltd	6,019
377,371	f	Magnit OAO (GDR) (purchased 05/26/10, cost $7,739)	7,154
124,361		Majestic Wine plc	848
53,616		MARR S.p.A.	555
75,233		Maruetsu, Inc	261
141,314		Massmart Holdings Ltd	2,419
43,200	e	Matsumotokiyoshi Holdings Co Ltd	879
146,974		Metcash Ltd	579
398,438		Metro AG.	16,913
168,109		Metro, Inc	7,351
34,800	e	Ministop Co Ltd	653
62,258	e	Nash Finch Co	1,677
65,419		North West Co Fund	1,179
101,240	f	O’Key Group S.A. (GDR) (purchased 11/02/10, cost $1,092)	639
46,000		Okuwa Co Ltd	714
2,395,820	e	Olam International Ltd	4,083
149,495	*	Pantry, Inc	1,813
377,262		Pick’n Pay Holdings Ltd	715
306,757		Pick’n Pay Stores Ltd	1,383
1,365,320		President Chain Store Corp	7,689
71,484	e	Pricesmart, Inc	4,455
47,700	*	Raia S.A.	652
55,900	e	Rallye S.A.	1,606
29,641		Rami Levi Chain Stores Hashikma Marketing 2006 Ltd	834
4,029,074	*,e	Rite Aid Corp	3,948
208,852	e	Ruddick Corp	8,143
21,879		Ryoshoku Ltd	631
23,500		S Foods, Inc	191
1,042,077	e	Safeway, Inc	17,330
10,200		San-A Co Ltd	420
1,477,519		Seven & I Holdings Co Ltd	41,415
198,440		Shanghai Friendship Group, Inc Ltd	275
269,336		Shoppers Drug Mart Corp	10,499
767,431		Shoprite Holdings Ltd	10,746
126,411		Shufersal Ltd	501
166,000		Siam Makro PCL	1,161
36,460		Sligro Food Group NV	1,220
245,662		Spar Group Ltd	2,918

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

126,437	e	Spartan Stores, Inc	$1,957
43,000		Sugi Pharmacy Co Ltd	1,208
172,500	*	Sun Art Retail Group Ltd	179
45,300	e	Sundrug Co Ltd	1,424
1,013,532	e	Supervalu, Inc	6,750
34,268	*	Susser Holdings Corp	683
1,052,411	e	Sysco Corp	27,257
127,000		Taiwan TEA Corp	64
8,074,137		Tesco plc	47,295
693,266		Total Produce plc	353
23,988		Tsuruha Holdings, Inc	1,336
195,390	*,e	United Natural Foods, Inc	7,237
254,600	e	UNY Co Ltd	2,366
121,400		Valor Co Ltd	2,077
31,219		Village Super Market (Class A)	747
3,207,065	e	Walgreen Co	105,480
8,893,021	e	Wal-Mart de Mexico S.A. de C.V. (Series V)	20,494
4,949,453		Wal-Mart Stores, Inc	256,878
62,332		Weis Markets, Inc	2,310
1,074,514		Wesfarmers Ltd	32,466
142,090		Wesfarmers Ltd PPS	4,372
659,880	e	Whole Foods Market, Inc	43,097
238,174	*,e	Winn-Dixie Stores, Inc	1,410
2,504,394		WM Morrison Supermarkets plc	11,292
1,311,794		Woolworths Ltd	31,347
1,034,149	*,e	Wumart Stores, Inc	2,044
47,659	*,f	X 5 Retail Group NV (GDR) (purchased 08/25/10, cost $1,917)	1,311
8,600		Yaoko Co Ltd	326

		TOTAL FOOD & STAPLES RETAILING	1,544,558

FOOD, BEVERAGE & TOBACCO - 5.9%
34,967		AarhusKarlshamn AB	824
297,709		Afgri Ltd	211
95,862	*	AGV Products Corp	29
829,281	e	Ajinomoto Co, Inc	9,796
20,160	e	Alico, Inc	396
113,464		Alicorp S.A.	225
14,816		Alliance Grain Traders, Inc	315
337,297	*,e	Alliance One International, Inc	823
9,322,696	e	Altria Group, Inc	249,942
274,351		Anadolu Efes Biracilik Ve Malt Sanayii AS	3,167
2,974	*	Anheuser-Busch InBev NV	0	^
1,413,591		Archer Daniels Midland Co	35,071
20,300		Ariake Japan Co Ltd	413
31,995		Aryzta AG.	1,389
716,161		Asahi Breweries Ltd	15,175
51,256		Asian Bamboo AG.	821
1,102,624		Asian Citrus Holdings Ltd	505
246,400		Asiatic Development BHD	536
1,741,567		Associated British Foods plc	29,982
43,061		Astral Foods Ltd	624

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

16,936		Atria Group plc	$121
771,000		Ausnutria Dairy Corp Ltd	127
205,736		Austevoll Seafood ASA	710
311,861	*	Australian Agricultural Co Ltd	410
549,064		AVI Ltd	2,191
269,965	e	B&G Foods, Inc (Class A)	4,503
288,965		Bajaj Hindusthan Ltd	226
37,197		Bakkafrost P	236
152,998		Balrampur Chini Mills Ltd	143
74,225		Banvit	145
6,265	*	Baron de Ley	357
2,484		Barry Callebaut AG.	2,091
1,346	*	Belvedere S.A.	56
217,000		BESUNYEN HOLDINGS	39
14,822		Binggrae Co Ltd	589
250,600	*	BioExx Specialty Proteins Ltd	86
344,500		Biostime Internatonal Holdings Ltd	574
91,948	*	Black Earth Farming Ltd	229
6,257		Bonduelle S.C.A.	542
43,049	*,e	Boston Beer Co, Inc (Class A)	3,130
700	e	BRF-Brasil Foods S.A. (ADR)	12
144,500		British American Tobacco Malaysia BHD	2,016
3,602,327		British American Tobacco plc	152,109
322,504	e	Britvic plc	1,573
196,329	e	Brown-Forman Corp (Class B)	13,771
640,439	e	Bunge Ltd	37,331
569,550		C&C Group plc	2,151
15,348		Cairo Poultry Co	26
48,477	e	Calavo Growers, Inc	995
81,749	e	Cal-Maine Foods, Inc	2,569
609,533	e	Campbell Soup Co	19,731
22,351		Campofrio Alimentacion S.A.	190
12,661		Carlsberg AS (Class B)	750
92,200		Carlsberg Brewery-Malay BHD	185
78,861		Casa Grande S.A.	383
319,601	*,e	Central European Distribution Corp	2,240
193,570		Cermaq ASA	2,067
4,441,437	e	Chaoda Modern Agriculture	627
3,995,200		Charoen Pokphand Foods PCL	3,414
2,638,700	e	China Agri-Industries Holdings Ltd	1,658
592,000		China Corn Oil Co Ltd	263
516,000		China Green Holdings Ltd	97
1,273,500		China Huiyuan Juice Group Ltd	341
1,973,100		China Mengniu Dairy Co Ltd	6,037
1,461,292	*,f	China Minzhong Food Corp Ltd (purchased 11/30/10, cost $1,560)	973
1,551,000	*	China Modern Dairy Holdings	325
23,321		China Ocean Resources Co Ltd	110
4,050,000		China Starch Holdings Ltd	107
1,580,000		China Tontine Wines Group Ltd	139
2,101,000		China Yurun Food Group Ltd	2,222
243,848	*	Chiquita Brands International, Inc	2,034

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

158,694		Cia Cervecerias Unidas S.A.	$1,664
3,300	e	Cia de Bebidas das Americas (ADR)	101
1,480,926	*	Cia Pesquera Camanchaca S.A.	140
11,701		CJ CheilJedang Corp	2,889
67,016		Clover Industries Ltd	91
36,418	*	CNK International Co Ltd	283
104,639		Coca Cola Hellenic Bottling Co S.A.	1,844
609,887	e	Coca-Cola Amatil Ltd	6,987
32,560		Coca-Cola Bottling Co Consolidated	1,806
61,300		Coca-Cola Central Japan Co Ltd	866
10,364,744	e	Coca-Cola Co	700,243
6,740,664	e	Coca-Cola Enterprises, Inc	167,708
499,575		Coca-Cola Femsa S.A. de C.V.	4,428
97,883		Coca-Cola Icecek AS	1,327
106,218		Coca-Cola West Japan Co Ltd	2,037
1,376,600	e	ConAgra Foods, Inc	33,341
323,969	*,e	Constellation Brands, Inc (Class A)	5,831
23,549	e	Copeinca ASA	137
2,531,231	e	Corn Products International, Inc	99,326
521,174		Cosan SA Industria e Comercio	6,644
183,500	*	Cott Corp	1,259
5,180,000		CP Pokphand Co	514
42,965	*,e	Craft Brewers Alliance, Inc	241
93,844		CSM	1,854
503,000		DaChan Food Asia Ltd	100
2,160		Dae Han Flour Mills Co Ltd	253
20,360		Daesang Corp	211
307,265		Dairy Crest Group plc	1,671
1,298,000	*	Daqing Dairy Holdings Ltd	186
764,226	*	Darling International, Inc	9,622
398,971		Davide Campari-Milano S.p.A.	2,911
323,796	*,e	Dean Foods Co	2,872
346,636		Devro plc	1,271
4,692,336	e	Diageo plc	89,467
198,711	e	Diamond Foods, Inc	15,855
146,402	*,e	Dole Food Co, Inc	1,464
4,194		Dongwon F&B Co Ltd	192
5,538		Dongwon Industries Co Ltd	720
1,918,899	e	Dr Pepper Snapple Group, Inc	74,415
9,300		Dydo Drinco, Inc	360
1,214,000		Dynasty Fine Wines Group Ltd	268
29,674	e	East Asiatic Co Ltd AS	605
157,097	*,e	Ebro Puleva S.A.	2,684
669,374		Embotelladoras Arca SAB de C.V.	2,794
3,565,492		Empresas Iansa S.A.	239
87,464	e	Ezaki Glico Co Ltd	1,124
46,308	e	Farmer Bros Co	255
1,162,000		First Resources Ltd	1,080
349,186	e	Flowers Foods, Inc	6,795
3,818,814	e	Fomento Economico Mexicano S.A. de C.V.	24,826
802,111		Foster’s Group Ltd	4,098
206,000	e	Fresh Del Monte Produce, Inc	4,779

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

76,373	e	Fuji Oil Co Ltd	$1,264
23,832		Fujicco Co Ltd	319
150,000	*,e	Fujiya Co Ltd	289
1,303,881	*,e	Futuris Corp Ltd	360
2,072,394	e	General Mills, Inc	79,725
301,200		GFPT PCL	84
183,692		Glanbia plc	1,095
2,512,000		Global Bio-Chem Technology Group Co Ltd	445
1,018,000		Global Sweeteners Holdings Ltd	92
199,557		Globus Spirits Ltd	453
3,183,000		GMG Global Ltd	528
32,446		Gokul Refoils & Solvent Ltd	56
16,603,074		Golden Agri-Resources Ltd	7,683
2,652,113	e,m	Goodman Fielder Ltd	1,216
802,797	e	GrainCorp Ltd	5,512
463,863		Great Wall Enterprise Co	419
427,655	*,e	Green Mountain Coffee Roasters, Inc	39,746
536,154		Greencore Group plc	465
216,503		Greggs plc	1,549
47,547		Grieg Seafood ASA	44
10,494		Griffin Land & Nurseries, Inc (Class A)	269
1,872,977		Groupe Danone	115,138
471,500	*	Gruma SAB de C.V.	829
2,191,028	e	Grupo Bimbo S.A. de C.V. (Series A)	4,169
186,800		Grupo Herdez SAB de C.V.	329
1,741,101		Grupo Modelo S.A. (Series C)	9,967
732,642	e	H.J. Heinz Co	36,984
158,099	*	Hain Celestial Group, Inc	4,830
590,953	*	Hansen Natural Corp	51,584
225,000		Hap Seng Plantations Holdings BHD	172
94,306	*,e	Harbinger Group, Inc	478
100,798	*	Harim & Co Ltd	417
394,835	*,e	Heckmann Corp	2,089
146,684		Heineken Holding NV	5,661
69,224		Heineken NV	3,111
948,001	e	Hershey Co	56,160
790,000		Hey Song Corp	743
21,910		Hite Holdings Co Ltd	185
43,508		HKScan Oyj	268
24,200		Hokuto Corp	563
646,428	e	Hormel Foods Corp	17,466
119,652	e	House Foods Corp	2,302
250,500		IJM Plantations BHD	194
264,230		Illovo Sugar Ltd	825
51,577	e	Imperial Sugar Co	332
2,486,658		Imperial Tobacco Group plc	83,919
2,250,333		InBev NV	119,446
674,978	*,e	Indofood Agri Resources Ltd	626
4,765,176		IOI Corp BHD	6,885
4,279,542		ITC Ltd	17,239
170,900		Ito En Ltd	3,130
297,000		Itoham Foods, Inc	1,101

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

69,794		J&J Snack Foods Corp	$3,354
427,646	e	J.M. Smucker Co	31,171
4,587	e	Japan Tobacco, Inc	21,456
932,721		JBS S.A.	1,801
17,275		Jinro Distillers Co Ltd	165
75,422		Jinro Ltd	1,604
243,000		J-Oil Mills, Inc	767
14,600		JT International BHD	27
588,125	*	Juhayna Food Industries	452
16,168	*	Jutrzenka Holding S.A.	11
95,773	e	Kagome Co Ltd	1,895
747,976		Karuturi Global Ltd	118
43,800		Keck Seng Malaysia BHD	51
432,018	e	Kellogg Co	22,979
65,168	*	Kernel Holding S.A.	1,197
48,358		Kerry Group plc (Class A)	1,697
1,474	*	Kerry Group PLC A	52
20,200		KEY Coffee, Inc	408
1,478,000		Khon Kaen Sugar Industry PCL	515
111,660		Kikkoman Corp	1,276
812,000		Kingway Brewery Holdings Ltd	216
804,058		Kirin Brewery Co Ltd	10,517
127,499		Koninklijke Wessanen NV	570
1,027		Kook Soon Dang Brewery Co Ltd	7
6,038,364		Kraft Foods, Inc (Class A)	202,768
1,028,731		KS Oils Ltd	210
238,652		KT&G Corp	14,852
866,773		Kuala Lumpur Kepong BHD	5,695
2,644,208		Kulim Malaysia BHD	2,760
310,340		Kwality Dairy India Ltd	1,067
2,596		KWS Saat AG.	487
75,935	e	Lancaster Colony Corp	4,633
186,781	e	Lance, Inc	3,894
3,440		Laurent-Perrier	345
40,626		Leroy Seafood Group ASA	569
342,987		Lien Hwa Industrial Corp	185
22,994	*,e	Lifeway Foods, Inc	245
32,674	e	Limoneira Co	467
153		Lindt & Spruengli AG.	445
83		Lindt & Spruengli AG. (Reg)	2,867
2,130,690		Lorillard, Inc	235,867
1,362		Lotte Chilsung Beverage Co Ltd	1,366
1,086		Lotte Confectionery Co Ltd	1,395
1,411		Lotte Samkang Co Ltd	360
7,627		Maeil Dairy Industry Co Ltd	73
131,869		Maple Leaf Foods, Inc	1,432
186,701		Marfrig Alimentos S.A.	609
220,000		Marudai Food Co Ltd	809
935,000	e	Maruha Nichiro Holdings, Inc	1,839
233,614	e	McCormick & Co, Inc	10,784
47,739		McLeod Russel India Ltd	231
1,347,857		Mead Johnson Nutrition Co	92,773

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

80,100		Megmilk Snow Brand Co Ltd	$1,643
50,981		MEIJI Holdings Co Ltd	2,419
11,500		Meito Sangyo Co Ltd	152
404,000		Mewah International, Inc	131
43,056	e	Mgp Ingredients, Inc	218
105,676	*,f	MHP S.A. (GDR) (purchased 1/22/10, cost $1,822)	1,291
62,100		Mikuni Coca-Cola Bottling Co Ltd	566
79,600		Minerva S.A.	209
124,000	e	Mitsui Sugar Co Ltd	526
357,578	e	Molson Coors Brewing Co (Class B)	14,164
236,302		Morinaga & Co Ltd	590
311,000	e	Morinaga Milk Industry Co Ltd	1,379
95,189	*	Morpol ASA	204
16,700		Muhak Co Ltd	143
1,728,489		Multiexport Foods S.A.	432
29,000		Nagatanien Co Ltd	334
46,000		Namchow Chemical Industrial Ltd	31
919		Namyang Dairy Products Co Ltd	601
49,589	e	National Beverage Corp	752
1,985		Naturex	131
4,309,060		Nestle S.A.	237,224
516,000	e	Nichirei Corp	2,387
152,000		Nippon Beet Sugar Manufacturing Co Ltd	337
262,000		Nippon Flour Mills Co Ltd	1,272
147,594		Nippon Meat Packers, Inc	1,918
546,166	e	Nippon Suisan Kaisha Ltd	2,065
156,000	e	Nisshin Oillio Group Ltd	748
154,408	e	Nisshin Seifun Group, Inc	2,016
187,324	e	Nissin Food Products Co Ltd	7,537
7,279		Nong Shim Co Ltd	1,313
5,256		Nong Shim Holdings Co Ltd	224
54,176		Nutreco Holding NV	3,383
161,340	*,e	Omega Protein Corp	1,465
5,659		Orion Corp	2,474
75,972		Osem Investments Ltd	1,071
4,525		Ottogi Corp	493
1,646,111	e	Pacific Andes International Holdings Ltd	144
4,697,896	e	PAN Fish ASA	2,047
21,358	e	Parmalat S.p.A.	45
7,316,038	e	PepsiCo, Inc	452,863
1,174,971		Perdigao S.A.	20,109
16,745	e	Pernod-Ricard S.A.	1,311
10,367		Pescanova S.A.	328
212,000		Petra Foods Ltd	284
354,451	*	PGG Wrightson Ltd	107
1,400		Philip Morris CR	848
10,683,703	e	Philip Morris International, Inc	666,450
207,235	*,e	Pilgrim’s Pride Corp	885
47,539		Pinar SUT Mamulleri Sanayii AS.	372
666,497	*	Polski Koncern Miesny Duda S.A.	123
588,020		PPB Group BHD	3,047
2,734,901	*	Premier Foods plc	435

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

316,000		Prima Meat Packers Ltd	$398
49,263	*,e	Primo Water	278
1,086,624		PT Astra Agro Lestari Tbk	2,355
10,318,000		PT Bakrie Sumatera Plantations Tbk	329
2,478,500		PT Bisi International	278
3,839,500		PT BW Plantation Tbk	460
10,994,500		PT Charoen Pokphand Indonesia Tbk	2,955
1,102,000		PT Gudang Garam Tbk	6,517
5,984,600		PT Indofood Sukses Makmur Tbk	3,401
1,268,000		PT Japfa Comfeed Indonesia Tbk	616
5,692,500		PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,313
2,057,500		PT Sampoerna Agro Tbk	672
139,900		Q.P. Corp	2,031
852,700		QL Resources BHD	701
19,517		Radico Khaitan Ltd	49
200,747		Raisio plc (V Shares)	639
579,239	*,e	Ralcorp Holdings, Inc	44,433
793,279		REI Agro Ltd	401
939,590	e	Remy Cointreau S.A.	64,774
1,082,427	e	Reynolds American, Inc	40,569
49,147	e	Robert Wiseman Dairies plc	229
25,800		Royal UNIBREW AS	1,314
63,334		Ruchi Soya Industries Ltd	145
96,514		SABMiller plc	3,149
2,913		Sajo Industries Co Ltd	118
42,355		Sakata Seed Corp	654
7,679		Samyang Corp	514
3,915		Samyang Genex Co Ltd	193
89,415	e	Sanderson Farms, Inc	4,247
49,700		Sao Martinho S.A.	530
449,000	e	Sapporo Holdings Ltd	1,674
212,946		Saputo, Inc	8,389
2,503,760	e	Sara Lee Corp	40,936
50,904	*,e	Seneca Foods Corp	1,008
370,100	*	Shanghai Dajiang Group	142
99,000		Showa Sangyo Co Ltd	321
915,310		Shree Renuka Sugars Ltd	1,023
19,890		Silla Co Ltd	213
12,538		Sipef S.A	969
97,400		SLC Agricola S.A.	811
277,643	*,e	Smart Balance, Inc	1,638
845,772	*	Smithfield Foods, Inc	16,493
2,626		Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole S.p.A.	80
329,002	*,e	SOS Cuetara S.A.	127
584,955		Souza Cruz S.A.	5,886
427,128	*,e	Star Scientific, Inc	987
43,408		Strauss Group Ltd	551
129,012		Suedzucker AG.	3,665
370,000		Super Coffeemix Manufacturing Ltd	441
222,513		Swedish Match AB	7,343
80,328	*,e	Synutra International, Inc	427

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

18,540		Taisun Enterprise Co Ltd	$9
78,000		Taiyen Biotech Co Ltd	59
241,000		Takara Holdings, Inc	1,456
157,149		Tassal Group Ltd	218
156,384	*	TAT Konserve	241
1,182		Tata Coffee Ltd	19
219,809		Tata Tea Ltd	383
872,842		Tate & Lyle plc	8,463
416,400		TH Plantations BHD	253
608,200		Thai Union Frozen Products PCL	1,006
467,400		Thai Vegetable Oil PCL	262
216,000		Tianyi Fruit Holdings Ltd	43
319,660		Tiger Brands Ltd	8,286
2,584,000	e	Tingyi Cayman Islands Holding Corp	6,334
139,134		Tongaat Hulett Ltd	1,585
96,440	e	Tootsie Roll Industries, Inc	2,326
114,742		Toyo Suisan Kaisha Ltd	3,147
882,472		Treasury Wine Estates Ltd	3,305
162,175	*,e	TreeHouse Foods, Inc	10,029
22,831		Triveni Engineering & Industries Ltd	10
22,831	*,m	Triveni Turbine Ltd	14
9,130		TS Corp	176
458,000	e	Tsingtao Brewery Co Ltd	2,513
1,661,750	e	Tyson Foods, Inc (Class A)	28,848
132,973		Ulker Biskuvi Sanayi AS	392
2,690,571		Unilever NV	85,166
215,522		Unilever NV (ADR)	6,787
2,723,417		Unilever plc	85,309
1,251,000		Uni-President China Holdings Ltd	679
6,966,617		Uni-President Enterprises Corp	8,936
5,400		United Malacca BHD	11
105,137		United Spirits Ltd	1,697
132,802	e	Universal Corp	4,762
338,800		Universal Robina	320
151,000		Ve Wong Corp	101
194,226	e	Vector Group Ltd	3,337
6,104	e	Vilmorin & Cie	596
645,883		Vina Concha Y Toro S.A.	1,156
69,975		Viscofan S.A.	2,518
1,058,000		Vitasoy International Holdings Ltd	675
429,568		Viterra, Inc	4,226
2,369		Vranken - Pommery Monopole	86
7,933,000	e	Want Want China Holdings Ltd	7,185
272,000		Wei Chuan Food Corp	250
253,243	*	Westway Group, Inc	1,076
1,103,688	e	Wilmar International Ltd	4,392
504,000		Xiwang Sugar Holdings Co Ltd	82
73,592	e	Yakult Honsha Co Ltd	2,296
306,642	e	Yamazaki Baking Co Ltd	4,650
320,000		Yantai North Andre Juice Co	10
2,431,000		YASHILI INTERNATIONAL	356
23,000		Yonekyu Corp	180
215,294		Zeder Investments Ltd	64

		TOTAL FOOD, BEVERAGE & TOBACCO	5,320,868

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

HEALTH CARE EQUIPMENT & SERVICES - 3.5%
96,408	*,e	Abaxis, Inc	$2,209
165,647	*,e	Abiomed, Inc	1,827
161,790	*,e	Accretive Health, Inc	3,435
265,327	*,e	Accuray, Inc	1,067
1,985,866		Aetna, Inc	72,186
237,884	*	AGFA-Gevaert NV	614
62,626	*	AGFA-Gevaert NV Bruessel	0	^
127,415	*,e	Air Methods Corp	8,113
87,658	e	Alfresa Holdings Corp	3,665
256,993	*,e	Align Technology, Inc	3,899
46,188	*,e	Alimera Sciences, Inc	370
106,692	*,e	Alliance Imaging, Inc	122
337,282	*,e	Allscripts Healthcare Solutions, Inc	6,078
35,133	*,e	Almost Family, Inc	584
223,298	*,e	Alphatec Holdings, Inc	471
139,810	*,e	Amedisys, Inc	2,072
88,224	*,e	American Dental Partners, Inc	852
315,957	*	Amerigroup Corp	12,325
2,455,611	e	AmerisourceBergen Corp	91,520
213,814		Amil Participacoes S.A.	1,905
162,244	*,e	AMN Healthcare Services, Inc	651
101,232	e	Amplifon S.p.A.	496
155,316	*	Amsurg Corp	3,495
52,087		Analogic Corp	2,365
129,803	*	Angiodynamics, Inc	1,706
251,586	e	Ansell Ltd	3,146
320,274	*,e	Antares Pharma, Inc	743
9,182		Apollo Hospitals Enterprise Ltd	97
44,082		Arseus NV	606
170,327	*	Arthrocare Corp	4,900
16,100		As One Corp	338
78,766		Assisted Living Concepts, Inc (A Shares)	998
145,163	*,e	athenahealth, Inc	8,644
66,786	*,e	AtriCure, Inc	650
6,166	e	Atrion Corp	1,279
6,887		Audika	148
61,105		Axis-Shield plc	434
2,108,200		Bangkok Chain Hospital PCL	426
309,293	e	Bard (C.R.), Inc	27,076
3,644,108	e	Baxter International, Inc	204,579
929,132	e	Becton Dickinson & Co	68,123
142,680	*,e	Biolase Technology, Inc	428
97,439	*,e	Bio-Reference Labs, Inc	1,794
172,130	*,e	BioScrip, Inc	1,095
2,494,000	*	Biosensors International Group Ltd	2,303
21,500		BML, Inc	554
5,989,481	*,e	Boston Scientific Corp	35,398
171,878	*,e	Brookdale Senior Living, Inc	2,155

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

497,600		Bumrungrad Hospital PCL	$618
72,623		Cantel Medical Corp	1,534
122,022	*	Capital Senior Living Corp	753
2,798,660	e	Cardinal Health, Inc	117,207
165,213	*,e	CardioNet, Inc	496
63,544	*,e	Cardiovascular Systems, Inc	724
1,226,158	*,e	CareFusion Corp	29,366
57,187		Carl Zeiss Meditec AG.	1,012
2,311	*	Carmat	266
130,259	*,e	Catalyst Health Solutions, Inc	7,515
130,148	*,e	CBaySystems Holdings Ltd	984
77,366	e	Celesio AG.	1,018
273,116	*,e	Centene Corp	7,830
984,465	*,e	Cerner Corp	67,457
184,309	*,e	Cerus Corp	391
22,650	*	CHA Bio & Diostech Co Ltd	243
128,776		Chemed Corp	7,078
50,442	*,e	Chindex International, Inc	444
1,384,447	e	Cigna Corp	58,064
123,417		CML Healthcare Income Fund	1,107
57,503	e	Cochlear Ltd	2,549
11,974		Coloplast AS (Class B)	1,725
4,360		Coltene Holding AG.	167
270,918	*,e	Community Health Systems, Inc	4,508
43,444	e	Compagnie Generale d’Optique Essilor International S.A.	3,124
73,939	e	Computer Programs & Systems, Inc	4,891
134,713	*,e	Conceptus, Inc	1,410
134,846	*,e	Conmed Corp	3,103
141,744	*,e	Continucare Corp	904
529,180	e	Cooper Cos, Inc	41,885
39,362	*	Corvel Corp	1,673
823,025	*,e	Coventry Health Care, Inc	23,711
2,140,694	e	Covidien plc	94,404
26,100		Cremer S.A.	199
161,809	*,e	Cross Country Healthcare, Inc	676
158,018	*	CryoLife, Inc	710
26,930	*	Curexo, Inc	259
131,345	*,e	Cyberonics, Inc	3,717
44,218	*,e	Cynosure, Inc (Class A)	446
968,355	*,e	DaVita, Inc	60,687
174,957	*,e	Delcath Systems, Inc	584
648,089	e	Dentsply International, Inc	19,890
270,130	*	DexCom, Inc	3,242
366,300		Diagnosticos da America S.A.	3,115
39,887	e	DiaSorin S.p.A.	1,472
21,632		Draegerwerk AG.	2,070
7,412		Draegerwerk AG. & Co KGaA	562
84,266	*,e	DynaVox, Inc	303
888,166	*,e	Edwards Lifesciences Corp	63,308
132,604	e	Elekta AB (B Shares)	4,989
54,499	*,e	Emdeon, Inc	1,024
123,726	*,e	Emeritus Corp	1,745

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

253,617	*,e	Endologix, Inc	$2,546
67,665	e	Ensign Group, Inc	1,564
300,737	*,e	EnteroMedics, Inc	517
26,239	*,e	ePocrates, Inc	236
37,068	*,e	Exactech, Inc	522
114,499	*,e	EXamWorks, Inc	1,166
50,000		Excelsior Medical Co Ltd	87
2,723,343	*,e	Express Scripts, Inc	100,953
391,200		Faber Group BHD	164
693,675	e	Fisher & Paykel Healthcare Corp	1,325
183,141	*	Five Star Quality Care, Inc	458
117,607		Fleury S.A.	1,404
81,549	*	Fortis Healthcare Ltd	209
326,084		Fresenius Medical Care AG.	22,121
174,003		Fresenius SE	15,467
10,444	e	Galenica AG.	5,348
218,875	*	Gen-Probe, Inc	12,531
137,750	*	Gentiva Health Services, Inc	760
177,647		Getinge AB (B Shares)	3,877
22,928	*	Given Imaging Ltd	355
279,565	e	GN Store Nord	1,724
16,660,212	*	Golden Meditech Co Ltd	2,124
131,044	*,e	Greatbatch, Inc	2,622
49,400		Green Hospital Supply, Inc	1,220
130,952	*,e	Haemonetics Corp	7,658
129,840	*,e	Hanger Orthopedic Group, Inc	2,453
156,622	*,e	Hansen Medical, Inc	520
257,200		Hartalega Holdings BHD	440
373,984	*,e	HCA Holdings, Inc	7,540
448,027	*,e	Health Management Associates, Inc (Class A)	3,100
467,514	*,e	Health Net, Inc	11,085
199,292	m	Healthcare Locums plc	17
866,548	*,e	Healthsouth Corp	12,938
486,059	*,e	Healthspring, Inc	17,722
95,431	*,e	HealthStream, Inc	1,224
170,863	*,e	Healthways, Inc	1,680
48,374	*,e	HeartWare International, Inc	3,116
234,544	*,e	Henry Schein, Inc	14,544
294,275	e	Hill-Rom Holdings, Inc	8,834
842,000		Hitachi Medical Corp	9,244
348,650	*,e	HMS Holdings Corp	8,504
38,200		Hogy Medical Co Ltd	1,765
2,087,392	*,e	Hologic, Inc	31,749
1,342,930	e	Humana, Inc	97,670
51,729	*,e	ICU Medical, Inc	1,904
175,091	*,e	Idexx Laboratories, Inc	12,076
22,284		Immunodiagnostic Systems Holdings plc	358
185,134	*,e	Insulet Corp	2,825
99,648	*	Integra LifeSciences Holdings Corp	3,564
259,822	*	Intuitive Surgical, Inc	94,647
163,356	e	Invacare Corp	3,764
243,606	*,e	Inverness Medical Innovations, Inc	4,787

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

25,315		Ion Beam Applications	$170
67,189	*,e	IPC The Hospitalist Co, Inc	2,398
82,723	*,e	IRIS International, Inc	742
93,000	e	Jeol Ltd	265
31,323	*,e	Kensey Nash Corp	767
243,464	*,e	Kindred Healthcare, Inc	2,099
184,483	*,e	Kinetic Concepts, Inc	12,156
58,187	*,e	K-Kitz, Inc	116
271,100		Kossan Rubber Industries	229
678,700		KPJ Healthcare BHD	846
184,500	*,e	Laboratory Corp of America Holdings	14,585
38,021		Landauer, Inc	1,884
180,200		Latexx Partners BHD	73
682	*,e	LCA-Vision, Inc	1
59,738	*,e	LHC Group, Inc	1,019
1,018,200		Life Healthcare Group Holdings Pte Ltd	2,432
90,954	*,e	LifePoint Hospitals, Inc	3,333
179,040	e	Lincare Holdings, Inc	4,028
4,475		LVL Medical Groupe S.A.	76
160,911	*,e	Magellan Health Services, Inc	7,772
129,414	*,e	MAKO Surgical Corp	4,429
7,500		Mani, Inc	260
213,053	e	Masimo Corp	4,613
1,198,836	e	McKesson Corp	87,154
188,610	*,e	MedAssets, Inc	1,813
1,528,178	*	Medco Health Solutions, Inc	71,656
39,738		Medica	703
106,291	*,e	Medical Action Industries, Inc	537
292,328		Mediceo Paltac Holdings Co Ltd	2,961
85,168	*,e	Medidata Solutions, Inc	1,400
3,486,038	e	Medtronic, Inc	115,875
209,234	*,e	Merge Healthcare, Inc	1,274
170,377	e	Meridian Bioscience, Inc	2,682
144,693	*,e	Merit Medical Systems, Inc	1,901
174		Message Co Ltd	604
178,379	*,e	Metropolitan Health Networks, Inc	810
185,000		Microlife Corp	275
719,000		Microport Scientific Corp	375
3,990,000		Mingyuan Medicare Development Co Ltd	141
52,978		Miraca Holdings, Inc	2,329
204,176	*,e	Molina Healthcare, Inc	3,152
51,926	*,e	MWI Veterinary Supply, Inc	3,574
23,136		Nagaileben Co Ltd	354
5,500		Nakanishi, Inc	502
38,500	e	National Healthcare Corp	1,244
3,974		National Research Corp	132
199,646	*,e	Natus Medical, Inc	1,899
95,011	*	Neogen Corp	3,299
352,881	*,e	Neoprobe Corp	1,045
1,225,233	e	Network Healthcare Holdings Ltd	1,982
116,300		Nichii Gakkan Co	1,315
59,400		Nihon Kohden Corp	1,600

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

77,767		Nikkiso Co Ltd	$689
116,332	e	Nipro Corp	1,095
166,087		Nobel Biocare Holding AG.	1,667
163,899	*,e	NuVasive, Inc	2,798
183,493	*,e	NxStage Medical, Inc	3,828
148,300		Odontoprev S.A.	2,192
30,133	e	Olympus Corp	930
23,078		Omega Pharma S.A.	1,067
333,090	e	Omnicare, Inc	8,470
142,825	*,e	Omnicell, Inc	1,968
119,989		OPG Groep NV	1,813
106,795		Opto Circuits India Ltd	481
197,563	*	OraSure Technologies, Inc	1,573
258,139		Oriola-KD Oyj (B Shares)	582
30,103	e	Orpea	1,217
118,440	*	Orthofix International NV	4,087
9,784	*	Osstem Implant Co Ltd	69
292,754	e	Owens & Minor, Inc	8,338
52,264		Pacific Hospital Supply Co Ltd	165
86,187	*,e	Palomar Medical Technologies, Inc	679
40,800	m	Paramount Bed Co Ltd	1,122
357,721	e	Patterson Cos, Inc	10,242
135,806	*	Pediatrix Medical Group, Inc	8,507
143,637	*	PharMerica Corp	2,050
7,471		Phonak Holding AG.	678
302,000	*	Pihsiang Machinery Manufacturing Co Ltd	358
1,284,120		Primary Health Care Ltd	3,683
4,400		Profarma Distribuidora de Produtos Farmaceuticos S.A.	23
76,366	*,e	Providence Service Corp	813
448,665	*,e	PSS World Medical, Inc	8,834
79,175	e	Quality Systems, Inc	7,680
340,985	e	Quest Diagnostics, Inc	16,831
113,812	*,e	Quidel Corp	1,863
128,130	*,e	RadNet, Inc	313
295,000		Raffles Medical Group Ltd	502
230,001		Ramsay Health Care Ltd	4,199
434,816	*,e	Resmed, Inc	12,518
174,052		Rhoen Klinikum AG.	3,525
66,872	*,e	Rockwell Medical Technologies, Inc	546
340,609	*	RTI Biologics, Inc	1,121
565,000		Ryman Healthcare Ltd	1,090
19,487		Sartorius AG.	777
9,502		Sartorius Stedim Biotech	574
544,342		Selcuk Ecza Deposu Ticaret ve Sanayi AS	504
193,353	*,e	Select Medical Holdings Corp	1,290
6,064,000		Shandong Weigao Group Medical Polymer Co Ltd	6,741
119,978		Shenzhen Accord Pharmaceutical Co Ltd	204
1,613,071		Sigma Pharmaceuticals Ltd	1,006
1,524,800		Sinopharm Group Co	4,016
228,731	*,e	Sirona Dental Systems, Inc	9,700
82,433	*,e	Skilled Healthcare Group, Inc (Class A)	298
211,465		Smith & Nephew plc	1,902

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

248,492	*,e	Solta Medical, Inc	$311
256	e	So-net M3, Inc	1,274
403,770	e	Sonic Healthcare Ltd	4,413
87,852	*,e	SonoSite, Inc	2,665
342,858	*	Sorin S.p.A.	748
139,896	*	Spectranetics Corp	999
1,491,510	e	St. Jude Medical, Inc	53,978
79,000		St. Shine Optical Co Ltd	964
144,670	*,e	Staar Surgical Co	1,128
176,078	*,e	Stereotaxis, Inc	195
240,353	e	STERIS Corp	7,035
8,659		Stratec Biomedical Systems AG.	338
2,498		Straumann Holding AG.	391
1,171,707	e	Stryker Corp	55,223
85,332	*,e	Sun Healthcare Group, Inc	230
234,130	*,e	Sunrise Senior Living, Inc	1,084
261,800		Supermax Corp BHD	209
70,718	*,e	SurModics, Inc	644
61,254	e	Suzuken Co Ltd	1,648
266,834	*,e	SXC Health Solutions Corp	14,863
111,462	*	SXC Health Solutions Corp (Toronto)	6,218
200,165	*,e	Symmetry Medical, Inc	1,545
104,563	*,e	Synergetics USA, Inc	564
113,494		Synergy Healthcare plc	1,517
52,575	*,e	Synovis Life Technologies, Inc	878
57,286	f	Synthes, Inc 144A (purchased 04/18/11, cost $9,619)	9,271
49,263		Sysmex Corp	1,772
137,786		TaiDoc Technology Corp	165
196,111	*,e	Team Health Holdings, Inc	3,220
70,683	e	Teleflex, Inc	3,801
123,700	*	Tempo Participacoes S.A.	230
1,194,178	*	Tenet Healthcare Corp	4,932
149,016	e	Terumo Corp	7,755
165,206	*,e	Thoratec Corp	5,392
57,100	e	Toho Pharmaceutical Co Ltd	701
688,600		Top Glove Corp BHD	878
42,045	*	Tornier BV	862
34,998	*,e	Transcend Services, Inc	789
362,000		Trauson Holdings Co Ltd	97
104,601	*,e	Triple-S Management Corp (Class B)	1,752
222,177	*,e	Unilife Corp	933
559,809		United Drug plc	1,714
7,561,672		UnitedHealth Group, Inc	348,743
158,291		Universal American Corp	1,592
385,363	e	Universal Health Services, Inc (Class B)	13,102
85,474	*,e	Uroplasty, Inc	415
77,606	e	US Physical Therapy, Inc	1,437
93,600	*	Vanguard Health Systems, Inc	951
553,262	*,e	Varian Medical Systems, Inc	28,858
77,679	*,e	Vascular Solutions, Inc	889
153,792	*,e	VCA Antech, Inc	2,458
40,200		VITAL KSK Holdings, Inc	352

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

212,518	*,e	Volcano Corp	$6,297
326,786	*,e	WellCare Health Plans, Inc	12,411
1,872,697	e	WellPoint, Inc	122,249
133,352	e	West Pharmaceutical Services, Inc	4,947
3,986	*,e	William Demant Holding	300
176,990	*,e	Wright Medical Group, Inc	3,165
29,293	e	Young Innovations, Inc	835
621,318	*,e	Zimmer Holdings, Inc	33,241
112,744	*,e	Zoll Medical Corp	4,255

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,114,050

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
6,124		Able C&C Co Ltd	113
27,700	*	Aderans Co Ltd	257
4,025		Amorepacific Corp	4,006
49,844	*	Atrium Innovations Inc	625
758,355	e	Avon Products, Inc	14,864
2,004,000		BaWang International Group Holding Ltd	183
120,070		Beiersdorf AG.	6,425
232,373	*,e	Central Garden and Pet Co (Class A)	1,645
72,320		China King-highway Holdings Lt	158
723,614		Church & Dwight Co, Inc	31,984
489,323		Clorox Co	32,457
1,937,111		Colgate-Palmolive Co	171,783
338,000		Coslight Technology International Group Ltd	83
310,000		Dabur India Ltd	648
138	e	Dr Ci:Labo Co Ltd	891
138,243	*	Elizabeth Arden, Inc	3,932
1,821		Emami Ltd	16
408,866	*,e	Energizer Holdings, Inc	27,165
862,303		Estee Lauder Cos (Class A)	75,744
72,500	e	Fancl Corp	1,044
77,514	e	Female Health Co	316
158,000		Grape King Industrial Co	239
975,500	e	Hengan International Group Co Ltd	7,791
49,854		Henkel KGaA	2,185
1,318,954		Henkel KGaA (Preference)	70,132
843,379		Herbalife Ltd	45,205
1,322,226		Hindustan Lever Ltd	9,176
375,925		Hypermarcas S.A.	1,767
13,722		Inter Parfums S.A.	379
67,099	e	Inter Parfums, Inc	1,037
791,068		Kao Corp	22,035
790,325	e	Kimberly-Clark Corp	56,121
733,079		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	3,769
37,000	e	Kobayashi Pharmaceutical Co Ltd	1,988
14,880		Korea Kolmar Co Ltd	69
41,500	e	Kose Corp	1,057
13,922		LG Household & Health Care Ltd	6,258
290,000	e	Lion Corp	1,747
60,712	e	L’Oreal S.A.	5,923
388,000	*	Magic Holdings international Ltd	114

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

77,779		Mandom Corp	$2,315
249,474	e	Mcbride plc	465
86,063	*,e	Medifast, Inc	1,390
239,082		Microbio Co Ltd	229
12,200	e	Milbon Co Ltd	380
231,438		Natura Cosmeticos S.A.	3,939
42,483	*,e	Nature’s Sunshine Products, Inc	598
6,392	m	Nirma Ltd	33
30,700		Noevir Holdings Co Ltd	350
384,259	e	Nu Skin Enterprises, Inc (Class A)	15,570
59,963	*,e	Nutraceutical International Corp	766
1,628,000		NVC Lighting Holdings Ltd	625
21,645	e	Oil-Dri Corp of America	402
58,742	e	Oriflame Cosmetics S.A.	2,126
6,442		Pacific Corp	1,259
20,800		Pigeon Corp	853
113,900	*	Pola Orbis Holdings, Inc	3,352
224,294	*	Prestige Brands Holdings, Inc	2,030
11,018,329		Procter & Gamble Co	696,137
2,370,000		PT Unilever Indonesia Tbk	4,418
267,059	e	PZ Cussons plc	1,370
3,099,374	e	Reckitt Benckiser Group plc	157,039
46,259	*,e	Revlon, Inc (Class A)	570
34,430,400		Ruinian International Ltd	13,020
43,051	e	Schiff Nutrition International, Inc	477
258,511	e	Shiseido Co Ltd	5,013
80,427	*	Spectrum Brands, Inc	1,900
134,601	e	Uni-Charm Corp	6,456
29,388	*,e	USANA Health Sciences, Inc	808
1,091,000	e	Vinda International Holdings Ltd	1,088
103,625	e	WD-40 Co	4,128
852,000	*	Youyuan International Holdings Ltd	217

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,540,654

INSURANCE - 3.6%
3,815,373	e	ACE Ltd	231,212
966,829	e	Admiral Group plc	18,966
1,315,799	*	Aegon NV	5,333
3,872,478	e	Aflac, Inc	135,343
11,147,007		AIA Group Ltd	31,568
13,511		Aksigorta AS	10
11,857	*,e	Alleghany Corp	3,421
800,139		Allianz AG.	74,996
415,102		Allied World Assurance Co Holdings Ltd	22,295
2,753,254	e	Allstate Corp	65,225
88,520	*	Alm Brand AS	112
270,514	e	American Equity Investment Life Holding Co	2,367
868,248	e	American Financial Group, Inc	26,976
686,415	*	American International Group, Inc	15,067
11,706		American National Insurance Co	811
76,872	*,e	American Safety Insurance Holdings Ltd	1,414
76,944	*,e	Amerisafe, Inc	1,417

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

725,262	e	Amlin plc	$3,187
3,355,407		AMP Ltd	12,603
109,302	e	Amtrust Financial Services, Inc	2,433
257,614		Anadolu Hayat Emeklilik AS	410
450,254		Anadolu Sigorta	214
666,951	e	AON Corp	27,999
36,632		April Group	560
887,485	*,e	Arch Capital Group Ltd	28,999
128,307	e	Argo Group International Holdings Ltd	3,640
193,985	e	Arthur J. Gallagher & Co	5,102
722,474	e	Aspen Insurance Holdings Ltd	16,646
637,837		Assicurazioni Generali S.p.A.	10,101
174,952	e	Assurant, Inc	6,263
329,003	e	Assured Guaranty Ltd	3,616
2,678,936		Aviva plc	12,599
2,873,648		AXA S.A.	37,386
2,474,933	e	Axis Capital Holdings Ltd	64,200
73,647		Bajaj Finserv Ltd	785
34,182	e	Baldwin & Lyons, Inc (Class B)	730
68,829		Baloise Holding AG.	5,041
1,276,387		Beazley plc	2,302
5,624,757	*	Berkshire Hathaway, Inc (Class B)	399,582
143,200		Brazil Insurance Participco	1,340
199,967	e	Brown & Brown, Inc	3,559
9,452,192		Cathay Financial Holding Co Ltd	10,710
810,232		Catlin Group Ltd	4,692
104,000		Central Reinsurance Co Ltd	47
226,601		Chesnara plc	726
1,191,908	*,e	China Insurance International Holdings Co Ltd	2,273
11,462,419	e	China Life Insurance Co Ltd	27,113
5,982,886		China Life Insurance Co Ltd (Taiwan)	5,610
3,375,800		China Pacific Insurance Group Co Ltd	9,729
1,362,875		Chubb Corp	81,759
27,443	*	CIG Pannonia Life Insurance plc	87
258,720	e	Cincinnati Financial Corp	6,812
167,534	*,e	Citizens, Inc (Class A)	1,074
44,988		Clal Insurance	640
47,581	e	CNA Financial Corp	1,069
248		CNIA SAADA Assurance	34
401,780		CNP Assurances	5,916
1,113,138	*,e	Conseco, Inc	6,022
2,033,357	e	Corp Mapfre S.A.	6,279
119,606	e	Crawford & Co (Class B)	641
3,661		Dai-ichi Mutual Life Insurance Co	3,784
224,643		Delphi Financial Group, Inc (Class A)	4,834
125,943		Delta Lloyd NV	1,987
591,007		Discovery Holdings Ltd	2,891
32,451		Donegal Group, Inc (Class A)	391
60,102		Dongbu Insurance Co Ltd	2,591
95,053	*,e	eHealth, Inc	1,298
33,283	e	EMC Insurance Group, Inc	612
170,680		Employers Holdings, Inc	2,178

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

147,857	e	Endurance Specialty Holdings Ltd	$5,049
29,237	*	Enstar Group Ltd	2,784
75,206	e	Erie Indemnity Co (Class A)	5,353
24,876		Euler Hermes S.A.	1,501
286,418	e	Everest Re Group Ltd	22,736
20,542		Fairfax Financial Holdings Ltd	7,876
29,619		FBD Holdings plc	257
69,186	e	FBL Financial Group, Inc (Class A)	1,842
1,013,650	e	Fidelity National Title Group, Inc (Class A)	15,387
548,790	e	First American Financial Corp	7,025
324,271	e	Flagstone Reinsurance Holdings Ltd	2,513
223,352		Fondiaria-Sai S.p.A RSP	265
388,111	e	Fondiaria-Sai S.p.A.	810
14,041	*,e	Fortegra Financial Corp	74
1,892,076		Fortis	3,258
36,828	*	Fpic Insurance Group, Inc	1,541
1,395,611	*	Genworth Financial, Inc (Class A)	8,011
251,746		Gjensidige Forsikring BA	2,599
443,825		Great-West Lifeco, Inc	8,729
116,069	*	Greenlight Capital Re Ltd (Class A)	2,407
57,430		Grupo Catalana Occidente S.A.	942
173,036	*	Gunes Sigorta	169
74,870	*,e	Hallmark Financial Services	552
304,968		Hannover Rueckversicherung AG.	13,788
78,236	e	Hanover Insurance Group, Inc	2,777
38,500	*	Hanwha Non-Life Insurance Co Ltd	258
11,401		Harel Insurance Investments & Finances Ltd	443
47,617	e	Harleysville Group, Inc	2,803
2,299,347	e	Hartford Financial Services Group, Inc	37,111
466,436	e	HCC Insurance Holdings, Inc	12,617
11,990		Helvetia Holding AG.	3,645
163,076	*,e	Hilltop Holdings, Inc	1,176
517,260		Hiscox Ltd	2,960
240,041		Horace Mann Educators Corp	2,739
95,480		Hyundai Marine & Fire Insurance Co Ltd	2,341
29,592	e	Independence Holding Co	215
126,070		Industrial Alliance Insurance and Financial Services, Inc	3,725
63,139		Infinity Property & Casualty Corp	3,314
237,574		ING Canada, Inc	13,043
2,256,304		Insurance Australia Group Ltd	6,532
192,228	e	Jardine Lloyd Thompson Group plc	1,882
18,306	e	Kansas City Life Insurance Co	565
92,691	e	Kemper Corp	2,221
320,840		Korea Life Insurance Co Ltd	1,502
143,030		Korean Reinsurance Co	1,642
324,767		Lancashire Holdings Ltd	3,485
21,325,382		Legal & General Group plc	31,850
161,276		Liberty Holdings Ltd	1,592
47,850		LIG Insurance Co Ltd	783
707,383	e	Lincoln National Corp	11,056
557,208	e	Loews Corp	19,252
29,280		Lotte Non-Life Insurance Co Ltd	142

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

297,350	e	Maiden Holdings Ltd	$2,197
2,086,430		Manulife Financial Corp	23,773
17,290	*,e	Markel Corp	6,175
2,823,319	e	Marsh & McLennan Cos, Inc	74,931
1,369,595		Max Capital Group Ltd	25,981
269,646	*,e	MBIA, Inc	1,960
348,707		Meadowbrook Insurance Group, Inc	3,107
483,776	e	Mediolanum S.p.A.	1,758
29,995	*	Menorah Mivtachim Holdings Ltd	236
45,819	e	Mercury General Corp	1,757
54,755		Meritz Fire & Marine Insurance Co Ltd	486
5,636,495	e	Metlife, Inc	157,878
1,726,611		Metropolitan Holdings Ltd	3,631
352,760		Migdal Insurance Holdings Ltd	451
2,939,652	e	Milano Assicurazioni S.p.A.	1,321
1,066,194		Millea Holdings, Inc	27,021
678,636		Mitsui Sumitomo Insurance Group Holdings, Inc	14,766
344,026	e	Montpelier Re Holdings Ltd	6,082
360,122		Muenchener Rueckver AG.	44,726
251,091	*,e	National Financial Partners Corp	2,747
37,320	e	National Interstate Corp	820
10,558	e	National Western Life Insurance Co (Class A)	1,431
60,491	*,e	Navigators Group, Inc	2,613
383,123		NKSJ Holdings, Inc	8,505
4,414,311	e	Old Mutual plc	7,163
391,560	e	Old Republic International Corp	3,493
86,777	e	OneBeacon Insurance Group Ltd (Class A)	1,184
617,890	e	PartnerRe Ltd	32,297
461,019	*,e	Phoenix Cos, Inc	562
79,180		Phoenix Holdings Ltd	184
6,089,000		PICC Property & Casualty Co Ltd	6,511
2,521,000		Ping An Insurance Group Co of China Ltd	14,096
151,709	e	Platinum Underwriters Holdings Ltd	4,665
230,831		Porto Seguro S.A.	2,148
429,933		Power Corp Of Canada	9,424
402,102		Power Financial Corp	9,846
107,940		Powszechny Zaklad Ubezpieczen S.A.	10,173
358,796	*,e	Premafin Finanziaria S.p.A.	132
100,354	e	Presidential Life Corp	825
136,712	e	Primerica, Inc	2,948
1,331,992	e	Principal Financial Group	30,196
132,806	e	ProAssurance Corp	9,565
1,150,911	e	Progressive Corp	20,440
153,663	e	Protective Life Corp	2,402
5,213,154		Prudential Financial, Inc	244,288
5,366,729		Prudential plc	46,090
83,418,500	*	PT Panin Life Tbk	1,014
1,792,908		QBE Insurance Group Ltd	22,017
243,912	e	Reinsurance Group of America, Inc (Class A)	11,208
714,892	e	RenaissanceRe Holdings Ltd	45,610
4,405,887		Resolution Ltd	16,883
73,377	e	RLI Corp	4,665

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,136,356		RMI Holdings	$1,760
2,640,739		Royal & Sun Alliance Insurance Group plc	4,545
50,607		Safety Insurance Group, Inc	1,914
312,850		Sampo Oyj (A Shares)	7,858
52,199		Samsung Fire & Marine Insurance Co Ltd	9,467
69,179		Samsung Life Insurance Co Ltd	5,267
3,415,383		Sanlam Ltd	11,408
31,884		Santam Ltd	545
16,906		Schweizerische National-Versicherungs-Gesellschaft	568
620,947		SCOR	13,394
98,051	e	SeaBright Insurance Holdings, Inc	706
284,835	e	Selective Insurance Group, Inc	3,717
8,820,473	*	Shin Kong Financial Holding Co Ltd	2,584
265,000		Shinkong Insurance Co Ltd	152
53,316	e	Societa Cattolica di Assicurazioni SCRL	1,149
491,807	e	Sony Financial Holdings, Inc	7,509
268,806	e	St. James’s Place plc	1,289
80,017	e	Stancorp Financial Group, Inc	2,206
1,769,731	e	Standard Life plc	5,477
86,126	e	State Auto Financial Corp	1,133
71,567	e	Stewart Information Services Corp	633
635,550	e	Storebrand ASA	3,199
165,100		Sul America SA	1,405
1,272,998		Sun Life Financial, Inc	30,407
4,206,075	e	Suncorp-Metway Ltd	32,024
48,406		Swiss Life Holding	5,309
1,007,186		Swiss Re Ltd	47,248
304,056		Symetra Financial Corp	2,478
132,982		T&D Holdings, Inc	1,253
503,000		Taiwan Fire & Marine Insurance Co	361
1,164,000		Taiwan Life Insurance Co Ltd	863
79,020		Tong Yang Life Insurance	890
16,901	*	Topdanmark AS	2,645
518,713	e	Torchmark Corp	18,082
183,908	e	Tower Group, Inc	4,204
256,704		Tower Ltd	270
109,824		Transatlantic Holdings, Inc	5,329
746,021	e	Travelers Cos, Inc	36,354
36,496	e	TrygVesta AS	1,919
1,349,909	e	Unipol Gruppo Finanziario S.p.A.	570
1,821,299		Unipol S.p.A.	546
58,769	*,e	United America Indemnity Ltd	1,004
101,682		United Fire & Casualty Co	1,799
181,320	e	Universal Insurance Holdings, Inc	698
1,391,436	e	UnumProvident Corp	29,164
1,258,554	e	Validus Holdings Ltd	31,363
61,412		Vittoria Assicurazioni S.p.A.	237
398,451	e	W.R. Berkley Corp	11,830
12,080		White Mountains Insurance Group Ltd	4,901
53,731	e	Wiener Staedtische Allgemeine Versicherung AG.	2,043
2,489,716	e	XL Capital Ltd	46,807
38,080		Yapi Kredi Sigorta AS	263
145,575		Zurich Financial Services AG.	30,324

		TOTAL INSURANCE	3,178,220

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

MATERIALS - 6.3%
164,863	e	A. Schulman, Inc	$2,801
15,467	e	Acerinox S.A.	174
488,925		ACHEM Technology Corp	197
270,000		Achilles Corp	405
122,298		Adana Cimento	267
139,600		ADEKA Corp	1,496
1,237,886		Adelaide Brighton Ltd	3,121
4,898		Adhunik Metaliks Ltd	5
443,785	e	Aditya Birla Minerals Ltd	361
29,781	*,e	Advanced Metallurgical Group NV	297
47,153	*	Advansa Sasa Polyester Sanayi AS	38
129,955		Aeci Ltd	1,191
10,195	m	Aekyung Petrochemical Co Ltd	226
24,530	*,e	AEP Industries, Inc	545
170,297		African Barrick Gold Ltd	1,329
307,658	*,e	African Minerals Ltd	1,831
117,759		African Oxygen Ltd	246
154,857		African Rainbow Minerals Ltd	3,311
89		Afyon Cimento Sanayi TAS	5
177,101		Agnico-Eagle Mines Ltd	10,588
223,643		Agrium, Inc (Toronto)	14,886
241,000	e	Aichi Steel Corp	1,430
158,310		Air Liquide	18,487
527,632	e	Air Products & Chemicals, Inc	40,295
103,311	e	Air Water, Inc	1,277
293,385	e	Airgas, Inc	18,724
196,825	e	AK Steel Holding Corp	1,287
117,826		Akcansa Cimento AS	435
225,150		Akzo Nobel NV	9,935
257,870		Alamos Gold, Inc	3,876
244,617	e	Albemarle Corp	9,883
23,678	*	Alchemia S.A.	41
1,855,120	e	Alcoa, Inc	17,753
252,675	*	Alkane Resources Ltd	268
187,421		Allegheny Technologies, Inc	6,933
252,851	*,e	Allied Nevada Gold Corp	9,055
174,690		Altri SGPS S.A.	265
529,545		Alumina Ltd	738
6,294,000	e	Aluminum Corp of China Ltd	2,681
915,987		Ambuja Cements Ltd	2,773
101,053	e	AMCOL International Corp	2,424
1,239,759		Amcor Ltd	8,208
110,928	e	American Vanguard Corp	1,238
192,075	*	Ampella Mining Ltd	349
2,941,000		AMVIG Holdings Ltd	1,658
264,482		Anadolu Cam Sanayii AS	451
299,500	*	Anatolia Minerals Development Ltd	2,924
2,042,720	e	Angang New Steel Co Ltd	1,064

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

11,606		Anglo American plc	$392
1,481,947		Anglo American plc (London)	50,995
130,514	e	Anglo Platinum Ltd	8,904
704,767		AngloGold Ashanti Ltd	29,219
2,465,304	e	Anhui Conch Cement Co Ltd	6,696
158,000		ANN JOO Resources BHD	97
1,636,895	e	Antofagasta plc	23,373
138,730	*	Anvil Mining Ltd	1,014
58,000	*	APERAM	839
118,606	e	Aptargroup, Inc	5,298
621,585		Aquarius Platinum Ltd	1,744
347,782	*	Arafura Resources Ltd	187
206,953		ArcelorMittal	3,306
103,438	e	Arch Chemicals, Inc	4,853
525,378	e	Arkema	30,424
2,563,352	e	Asahi Kasei Corp	15,363
94,000		Asahi Organic Chemicals Industry Co Ltd	262
1,610,870	e	Ashland, Inc	71,104
1,644,000		Asia Cement China Holdings Corp	649
5,250		Asia Cement Co Ltd	155
2,614,923		Asia Cement Corp	2,691
203,750		Asia Polymer	249
34,415		Asian Paints Ltd	2,215
251,681	*	Aspire Mining Ltd	107
105,100		Associated Cement Co Ltd	2,348
926,820	*	Aston Resources Pty Ltd	8,836
677,200	*	Atlas Consolidated Mining & Development	244
883,386		Atlas Iron Ltd	2,372
200,200	*	Augusta Resource Corp	592
186,194	*	Aura Minerals, Inc	208
17,276		Auriga Industries (Class B)	229
221,111	*	Aurizon Mines Ltd	1,129
125,200	*	Avalon Rare Metals, Inc	331
1,259,000	*	Avion Gold Corp	2,415
231,192		Avocet Mining plc	819
406,139		AZ Electronic Materials S.A.	1,400
768,735	*	B2Gold Corp	2,861
439		Bagfas Bandirma Gubre Fabrik	40
117,915		Balchem Corp	4,399
715,854	e	Ball Corp	22,206
264,598		Ballarpur Industries Ltd	141
243,100	*	Banro Corp	956
1,421,320		Barrick Gold Corp	66,306
2,138,989		Barrick Gold Corp (Canada)	100,245
1,099,527		BASF AG.	67,033
2,138		BASF India Ltd	26
759,728	*	Bathurst Resources Ltd	455
59,397		Baticim Bati Anadolu Cimento Sanayii AS	216
3,866		Bayer CropScience Ltd	65
2,021,500		BBMG Corp	1,491
751,278	*	Beadell Resources Ltd	518
184,605	e	Bemis Co, Inc	5,411

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

41,541		Berger Paints India Ltd	$84
4,024,525	e	BHP Billiton Ltd	133,255
2,416,399		BHP Billiton plc	64,552
2,262,575		Bhushan Steel Ltd	15,281
254,170		Billerud AB	1,705
1,933		Birla Corp Ltd	13
181,177	e	BlueScope Steel Ltd	125
1,630	*	BNG Steel Co Ltd	17
427,576		Boise, Inc	2,211
968,529	e	Boliden AB	9,960
287,103		Bolu Cimento Sanayii	210
513,014	e	Boral Ltd	1,707
10,943		Borusan Mannesmann Boru Sanayi	139
3,604,759	*	Boryszew S.A.	470
383,093		Bradespar S.A.	6,742
395,528		Braskem S.A.	3,067
1,400	e	Braskem S.A. (ADR)	22
57,896	*	Brockman Resources Ltd	107
100,206	*,e	Brush Engineered Materials, Inc	2,273
588,691	e	Buckeye Technologies, Inc	14,193
136,550		Bursa Cimento	329
102,997		Buzzi Unicem S.p.A.	832
94,636		Buzzi Unicem S.p.A. RSP	433
7,600		C Uyemura & Co Ltd	275
310,567	e	Cabot Corp	7,696
517,960	*,e	Calgon Carbon Corp	7,547
252,168	*	Canfor Corp	2,517
87,700		CANFOR PULP PRODUCTS	1,042
121,430		CAP S.A.	3,739
29,150		Capro Corp	599
673,911	*	Capstone Mining Corp	1,556
177,710	e	Carpenter Technology Corp	7,977
93,652		Cascades, Inc	349
85,023	*,e	Castle (A.M.) & Co	930
48,681		CCL Industries	1,298
1,160,318	e	Celanese Corp (Series A)	37,745
81,180		Cementir S.p.A.	174
575,952		Cementos Argos S.A.	3,253
128,282		Cementos Lima SAA	97
15,268	e	Cementos Portland Valderrivas S.A.	214
23,924,535	*,e	Cemex S.A. de C.V.	7,659
1,353,317	*	Centamin Egypt Ltd	1,971
413,030		Centerra Gold, Inc	7,690
259,509	*,e	Century Aluminum Co	2,320
126,437		Century Textile & Industries Ltd	786
652,324		CF Industries Holdings, Inc	80,490
401,166		Chambal Fertilizers & Chemicals Ltd	764
27,164	e	Chase Corp	292
70,367		Cheil Industries, Inc	4,878
386,669	*	Chemtura	3,878
1,704,560		Cheng Loong Corp	651
1,013,520		Chia Hsin Cement Corp	500

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

710,000		Chiho-Tiande Group Ltd	$370
10,068,000	e	China BlueChemical Ltd	7,693
198,000	m	China Forestry Holdings Ltd	75
59,000		China General Plastics Corp	17
794,000		China Glass Holdings Ltd	90
100,000		China Glaze Co Ltd	49
10,798,000	*,e,m	China Grand Forestry Resources Group Ltd	198
194,000		China Hi-ment Corp	248
670,000	*	China Manmade Fibers Corp	218
354,240		China Metal Products	259
13,416,400		China Metal Recycling Holdings Ltd	11,520
4,994,000	*	China Mining Resources Group Ltd	75
1,643,000		China Molybdenum Co Ltd	686
6,455,722	e	China National Building Material Co Ltd	5,440
646,000		China Nickel Resources Holding Co Ltd	52
3,747,500		China Petrochemical Development Corp	4,004
1,488,000	*	China Precious Metal Resources Holdings Co Ltd	289
896,000	*	China Rare Earth Holdings Ltd	165
3,812,000		China Resources Cement Holdings Ltd	2,510
1,131,000		China Sanjiang Fine Chemicals	298
3,653,000		China Shanshui Cement Group Ltd	2,473
193,000		China Steel Chemical Corp	801
13,856,550		China Steel Corp	13,470
992,000		China Sunshine Paper Holdings Co Ltd	160
937,000		China Synthetic Rubber Corp	733
6,700,000	*	China Timber Resources Group Ltd	267
663,000		China Vanadium Titano-Magnetite Mining Co Ltd	104
568,000		China XLX Fertiliser Ltd	115
6,240,600		China Zhongwang Holdings Ltd	2,141
496,000	*	Chongqing Iron & Steel Co Ltd	71
985,179		Christian Hansen Holding	20,406
1,495,000		Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd	233
111,000		Chuetsu Pulp & Paper Co Ltd	177
77,000		Chugoku Marine Paints Ltd	562
1,083,910		Chun Yuan Steel	434
1,344,720		Chung Hung Steel Corp	457
169,950		Chung Hwa Pulp Corp	57
356,143		Cia de Minas Buenaventura S.A. (ADR) (Series B)	13,441
463,786	*	Cia Minera Atacocha S.A.	166
214,200		Cia Minera Autlan SAB de C.V.	231
894,836		Cia Siderurgica Nacional S.A.	7,024
62,623	*	Ciech S.A.	252
15,889		Ciments Francais S.A.	1,320
38,011	e	Cimpor Cimentos de Portugal S.A.	254
126,348		Cimsa Cimento Sanayi Ve Tica	509
973,000	*	Citic Dameng Holdings	122
2,438,187	*,e	Clariant AG.	22,029
2,984		Clariant Chemicals India Ltd	44
112,838	*	Clearwater Paper Corp	3,834
1,265,134		Cleveland-Cliffs, Inc	64,737
198,500	*	Cline Mining Corp	214

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

551,367	*	Coal of Africa Ltd	$434
463,633	*,e	Coeur d’Alene Mines Corp	9,940
128,700	*	Colossus Minerals, Inc	687
205,779	e	Commercial Metals Co	1,957
86,132	*	Companhia Vale do Rio Doce	0	^
151,600		Companhia Vale do Rio Doce (ADR)	3,456
29,488		Compania de Minas Buenaventura S.A.	1,111
99,778	e	Compass Minerals International, Inc	6,663
212,966		Confab Industrial S.A.	575
129,100	*	Copper Mountain Mining Corp	510
39,908		Coromandel International Ltd	247
292,148		Corp Aceros Arequipa S.A.	218
146,300	*	Corp Durango SAB de C.V.	64
748,000		CPMC Holdings Ltd	261
243,213		CRH plc	3,759
7,466		CRH plc (Ireland)	116
721,085		Croda International plc	18,394
169,300	*	Cronus Resources Ltd	1,073
1,262,095	*	Crown Holdings, Inc	38,632
374,600		CSC Steel Holdings BHD	145
1,859,780		CSG Holding Co Ltd	1,683
25,040,000	*	CST Mining Group Ltd	316
140,972	*	Cudeco Ltd	462
1,505,935	e	Cytec Industries, Inc	52,919
314,000	*	Da Ming International Holdings Ltd	55
32,950		Daehan Steel Co Ltd	155
293,000		Dai Nippon Toryo Co Ltd	315
793,309		Daicel Chemical Industries Ltd	4,516
713,626		Daido Steel Co Ltd	4,268
91,000		Daiken Corp	307
151,857		Dainichiseika Color & Chemicals Manufacturing Co Ltd	780
986,845	e	Dainippon Ink and Chemicals, Inc	1,793
107,872	e	Daio Paper Corp	1,002
90,000		Daiso Co Ltd	304
290,900	*	Danhua Chemical Technology Co Ltd	266
21,685		DC Chemical Co Ltd	3,702
8,695		Deepak Fertilizers & Petrochemicals Corp Ltd	29
44,839	e	Deltic Timber Corp	2,676
635,405		Denki Kagaku Kogyo KK	2,423
198,215	*	Detour Gold Corp	5,164
498,515	*	Discovery Metals Ltd	623
436,371		Domtar Corp	29,747
9,110	*	Dongbu HiTek Co Ltd	52
23,360		Dongbu Steel Co Ltd	118
5,478		Dongil Industries Co Ltd	261
67,414		Dongjin Semichem Co Ltd	195
85,948		Dongkuk Industries Co Ltd	225
44,270		Dongkuk Steel Mill Co Ltd	824
2,050,000		Dongyue Group	1,014
6,191,697	e	Dow Chemical Co	139,065
312,000	e	Dowa Holdings Co Ltd	1,736
531,429		DRDGOLD Ltd	279

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,066,856	e	DS Smith plc	$2,889
397,108		DSM NV	17,266
4,200,795	e	Du Pont (E.I.) de Nemours & Co	167,905
501,860		DuluxGroup Ltd	1,209
138,400	*	Dundee Precious Metals, Inc	1,079
423,900		Dynasty Ceramic PCL	693
231,823	e	Eagle Materials, Inc	3,860
24,600	e	Earth Chemical Co Ltd	917
1,447,185	*	Eastern Platinum Ltd	967
475,124		Eastman Chemical Co	32,560
101,421	*	Eco Oro Minerals Corp	179
853,944	e	Ecolab, Inc	41,749
170,000	*	EFUN Technologies Co Ltd	115
1,045		EG Corp	20
2,735	*	Egyptian Financial & Industrial Co	4
8,574		EID Parry India Ltd	39
447,802	*	El Ezz Steel Co	443
576,573		Eldorado Gold Corp	9,931
787,306		Elementis plc	1,507
2,069,330		Empresas CMPC S.A.	7,029
10,760	*	EMS-Chemie Holding AG.	1,861
245,000	*	Endeavour Silver Corp	2,207
3,193		Eramet	441
146,673	*	Ercros S.A.	157
764,646		Eregli Demir ve Celik Fabrikalari TAS	1,329
972,994		Eternal Chemical Co Ltd	739
81,100		Eternit S.A.	349
41,223	*	Eugene Corp	82
1,524,496		Eurasian Natural Resources Corp	13,511
164,098	*	European Goldfields Ltd	1,301
655,700		Evergreen Fibreboard BHD	189
543,400		Everlight Chemical Industrial Corp	283
21,151	*,f	Evraz Group S.A. (GDR) (purchased 03/01/11, cost $728)	329
37,413	*	Evraz Highveld Steel and Vanadium Ltd	185
96,100	*	Exeter Newco	562
112,100	*	Exeter Resource Corp	411
1,284,050		Feng Hsin Iron & Steel Co	2,174
74,400		Ferbasa-Ferro Ligas DA Bahia	392
602,457		Ferrexpo plc	2,459
1,403,010	*,e	Ferro Corp	8,629
128,972		Fertilizantes Fosfatados S.A.	1,668
44,100	*	Fertilizantes Heringer S.A.	216
239,259		Fibria Celulose S.A.	1,820
31,100		Fibria Celulose S.A. (ADR)	235
1,566,494		Filtrona plc	8,465
21,015		Finolex Industries Ltd	27
234,000	*	First Majestic Silver Corp	3,571
869,089		First Quantum Minerals Ltd	11,570
1,484,561	e	Fletcher Building Ltd	8,683
197,887	*,e	Flotek Industries, Inc	924
266,661	e	FMC Corp	18,442
28,690	*	Foosung Co Ltd	172

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,870,733		Formosa Chemicals & Fibre Corp	$15,086
8,286,091		Formosa Plastics Corp	21,843
405,000		Formosan Rubber Group, Inc	275
873,120		Formosan Union Chemical	496
5,979,821	e	Fortescue Metals Group Ltd	24,978
13,900	*	Fortress Paper Ltd	443
164,400	*	Fortuna Silver Mines, Inc	816
4,233,200		Fosun International	2,137
19,800	e	FP Corp	1,408
130,548		Franco-Nevada Corp	4,723
5,414,952	e	Freeport-McMoRan Copper & Gold, Inc (Class B)	164,886
1,269,958		Fresnillo plc	31,047
378,000	*	Froch Enterprise Co Ltd	162
61,952		Frutarom Industries Ltd	531
22,154		Fuchs Petrolub AG.	880
52,073		Fuchs Petrolub AG. (Preference)	2,131
1,591,000		Fufeng Group Ltd	630
22,452		Fuji Seal International, Inc	438
18,700	e	Fujimi, Inc	222
259,000		Furukawa-Sky Aluminum Corp	731
5,083,800		Fushan International Energy Group Ltd	1,697
78,446	e	FutureFuel Corp	816
10,974,800	*	G J Steel PCL	60
5,146,900	*	G Steel PCL	66
280,470	*	Gabriel Resources Ltd	1,555
229,672	*	Gammon Gold, Inc	2,168
148,413	*	Gem Diamonds Ltd	481
260,749	*,e	General Moly, Inc	756
1,128,541	*,e	Georgia Gulf Corp	15,608
1,049,102		Gerdau S.A. Preference	7,449
997,589	*,e	Gindalbie Metals Ltd	453
26,978		Givaudan S.A.	21,040
265,566	e	Glatfelter	3,508
477,200	*	Gleichen Resources Ltd	592
426,472		Glencore International AG.	2,679
270,196	e	Globe Specialty Metals, Inc	3,923
64,844	*	Gloria Material Technology Corp	46
230,000	e	Godo Steel Ltd	520
66,369		Godrej Industries Ltd	264
944,496		Gold Fields Ltd	14,467
113,556	e	Gold Resource Corp	1,891
1,028,106		Goldcorp, Inc	47,162
21,150	*	Golden Minerals Co	156
74,260	*,e	Golden Minerals Co	552
1,223,902	*,e	Golden Star Resources Ltd	2,276
363,238	*	Golden Star Resources Ltd (Toronto)	683
4,506,418		Goldsun Development & Construction Co Ltd	1,758
348		Goltas Cimento	10
733,000		Grand Pacific Petrochemical	302
134,200	*	Grande Cache Coal Corp	533
326,968		Grange Resources Ltd	123
647,671	*	Graphic Packaging Holding Co	2,234

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,892		Grasim Industries Ltd	$233
605,755	*	Great Basin Gold Ltd	1,023
148,000		Great China Metal Industry	148
197,748	*,b,e	Great Southern Ltd	0	^
502,000	*	Greatview Aseptic Packaging Co	147
66,354	e	Greif, Inc (Class A)	2,846
21,372,543	*	G-Resources Group Ltd	1,030
427,255		Grupo Empresarial Ence S.A.	1,097
4,812,080	e	Grupo Mexico S.A. de C.V. (Series B)	11,405
158,400	*	Grupo Simec SAB de C.V.	320
341,652	*	Gryphon Minerals Ltd	426
26,092	*	Gubre Fabrikalari TAS	169
36,919		Gujarat Flourochemicals	403
84,471		Gujarat Mineral Development Corp Ltd	290
24,544		Gujarat Narmada Valley Fertilizers Co Ltd	44
381,660		Gujarat NRE Coke Ltd	187
31,309		Gujarat State Fertilisers & Chemicals Ltd	282
72,000		Gun-Ei Chemical Industry Co Ltd	210
1,116,712	*,e	Gunns Ltd	157
1,584	*	Gunns Ltd (Forest)	54
433		Gurit Holding AG.	188
105,742	*	Guyana Goldfields, Inc	793
16,372		H&R WASAG AG.	325
307,967	e	H.B. Fuller Co	5,611
2,488	*	Hadera Paper Ltd	99
11,600		Han Kuk Carbon Co Ltd	41
92,338	*	Hanfeng Evergreen, Inc	185
9,860		Hanil Cement Manufacturing	349
37,598		Hanjin P&C Co Ltd	184
320		Hankuk Paper Manufacturing Co Ltd	5
12,080		Hansol Chemical Co Ltd	146
23,750		Hansol Paper Co	149
131,898		Hanwha Chemical Corp	2,811
79,367		Hanwha Corp	2,218
509,027	e	Harmony Gold Mining Co Ltd	5,956
120,924	*	Harry Winston Diamond Corp	1,230
37,459	e	Hawkins, Inc	1,193
66,487	e	Haynes International, Inc	2,889
313,585	*,e	Headwaters, Inc	452
1,500,225	*,e	Hecla Mining Co	8,041
11,756		HeidelbergCement AG.	427
10,260	*	HeidelbergCement India Ltd	7
2,049,000	e	Hidili Industry International Development Ltd	595
534,900	*	High River Gold Mines Ltd	674
165,914		Highland Gold Mining Ltd	414
103,174		Hill & Smith Holdings plc	396
1,410,102		Hindalco Industries Ltd	3,755
159,791		Hitachi Chemical Co Ltd	2,638
20,329	e	Hitachi Metals Ltd	234
325,920	*	Ho Tung Chemical Corp	164
400,616		Hochschild Mining plc	2,534
61,345		Hoganas AB (Class B)	1,630

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

394,429	e	Hokuetsu Paper Mills Ltd	$2,833
129,644		Holcim Ltd	6,880
36,608		Holmen AB (B Shares)	909
28,298		Honam Petrochemical Corp	6,791
187,176	*,e	Horsehead Holding Corp	1,389
49,000		Hsin Kuang Steel Co Ltd	37
2,863,000	e	Huabao International Holdings Ltd	2,330
615,800	*	Hubei Sanonda Co Ltd	208
38,250		Huchems Fine Chemical Corp	735
259,492		HudBay Minerals, Inc	2,419
109,046		Huhtamaki Oyj	1,140
25,701	*	Hulamin Ltd	24
1,556,000	*	Hunan Non-Ferrous Metal Ltd	364
4,683,750	e	Huntsman Corp	45,292
31,937		Hyosung Corp	1,471
46,209		Hyundai Hysco	1,778
107,547		Hyundai Steel Co	7,829
426,097		IAMGOLD Corp	8,470
359,500	e	Iluka Resources Ltd	4,208
254,183		Imdex Ltd	396
71,922	e	Imerys S.A.	3,598
721,761		Impala Platinum Holdings Ltd	14,584
47,700	*	Imperial Metals Corp	872
350,940		Impexmetal S.A.	373
1,972,059		Incitec Pivot Ltd	6,110
252,595	e	Independence Group NL	1,037
114,310		India Cements Ltd	168
816,810	*	Indophil Resources NL	247
3,876,078		Indorama Ventures PCL (Foreign)	3,429
159,600	*	Industrias CH SAB de C.V.	452
188,815		Industrias Penoles S.A. de C.V.	6,964
62,618		Inmet Mining Corp	2,653
132,736		Innophos Holdings, Inc	5,292
97,313	*	Innospec, Inc	2,356
994,363	*	Integra Mining Ltd	448
139,912	e	International Flavors & Fragrances, Inc	7,866
1,842,327	e	International Paper Co	42,834
93,505	*	International Tower Hill Mines Ltd	476
536,118	*	Intrepid Mines Ltd	471
91,783	*,e	Intrepid Potash, Inc	2,283
395,443		Inversiones Argos S.A.	3,565
1,354,000	*	IRC Ltd	168
441,000	*,e	Ishihara Sangyo Kaisha Ltd	531
1,209,939	*	Ispat Industries Ltd	321
618,059		Israel Chemicals Ltd	7,039
3,020		Israel Corp Ltd	1,934
14,880		ISU Chemical Co Ltd	287
180,093	e	Italcementi S.p.A.	1,076
246,158		Italcementi S.p.A. RNC	712
8,046	e	Italmobiliare S.p.A.	214
31,004		Italmobiliare S.p.A. RSP	536
223,213	*	Ivanhoe Australia Ltd	205

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

275,608	*	Ivanhoe Mines Ltd	$3,800
34,318	*	Izmir Demir Celik Sanayi AS	69
723,235	*,e	Jaguar Mining, Inc	3,399
198,300	*	Jaguar Mining, Inc (Toronto)	927
200,618		JAI Corp Ltd	321
306,242	*,e	James Hardie Industries NV	1,675
372,698	*	Jastrzebska Spolka Weglowa S.A.	9,565
83,345		JFE Holdings, Inc	1,682
2,329,000	e	Jiangxi Copper Co Ltd	4,041
1,098,000	*	Jinchuan Group International Resources Co Ltd	271
76,153		Jindal Poly Films Ltd	317
60,322		Jindal Saw Ltd	167
17,670	*	Jindal South West Holdings Ltd	196
597,244		Jindal Steel & Power Ltd	6,134
218,000	*	Jinshan Gold Mines, Inc	597
33,936		Johnson Matthey plc	832
9,009	*	JSL Ltd	18
13,900		JSP Corp	241
296,627	e	JSR Corp	5,104
119,233		JSW Steel Ltd	1,435
398,992	*	Jupiter Mines Ltd	104
165,282		K&S AG.	8,652
587,955	*,e	Kagara Zinc Ltd	221
63,260	e	Kaiser Aluminum Corp	2,801
176,513	*	Kalahari Minerals plc	588
250,811		Kaneka Corp	1,419
301,837	e	Kansai Paint Co Ltd	2,892
56,000		Kanto Denka Kogyo Co Ltd	273
191,988	*,e	Kapstone Paper and Packaging Corp	2,667
12,637	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class A)	8
42,920	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	19
384		Kartonsan Karton Sanayi	40
43,632		Kazakhmys plc	533
100,500	*	Keegan Resources, Inc	506
161,229	e	Kemira Oyj	1,770
13,651		Kemrock Industries & Exports Ltd	144
739,620		KGHM Polska Miedz S.A.	28,961
734,400		Kian JOO CAN Factory BHD	410
178,091	e	Kingsgate Consolidated Ltd	1,231
205,539	*	Kingsrose Mining Ltd	242
1,361,520		Kinross Gold Corp	20,230
1,038,500		Kinsteel BHD	158
79,538	*	Kirkland Lake Gold, Inc	1,290
13,620		KISCO Corp	262
3,310		KISCO Holdings Co Ltd	90
13,760		KISWIRE Ltd	552
634,465		Klabin S.A.	1,755
536,911		KME Group S.p.A.	201
25,634	e	KMG Chemicals, Inc	316
35,000		Koatsu Gas Kogyo Co Ltd	229

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,153,382	e	Kobe Steel Ltd	$3,594
9,850		Kolon Corp	189
26,314		Kolon Industries, Inc	1,388
2,330		Kolon Industries, Inc (Preference)	35
437		Konya Cimento Sanayii	65
141,685		Koppers Holdings, Inc	3,629
14,722		Korea Kumho Petrochemical	2,257
3,109		Korea Petrochemical Ind Co Ltd	211
15,411		Korea Zinc Co Ltd	3,760
15,672	*	Koza Anadolu Metal Madencilik Isletmeleri AS	33
71,640		KP Chemical Corp	903
3,822		KPX Chemical Co Ltd	168
5,591		KPX FINE CHEMICA	119
169,454	*	Kraton Polymers LLC	2,742
58,708	e	Kronos Worldwide, Inc	944
109,000	e	Krosaki Harima Corp	386
7,280		Kukdo Chemical Co Ltd	238
235,945	e	Kumba Iron Ore Ltd	12,388
318,969	e	Kumba Resources Ltd	6,685
54,000		Kumiai Chemical Industry Co Ltd	191
832,181		Kuraray Co Ltd	11,349
163,000		Kureha CORP	705
21,200	e	Kyoei Steel Ltd	356
3,550,742	*,e	La Seda de Barcelona S.A. (Class B)	316
41,800	*	Labrador Iron Mines Holdings Ltd	231
587,920		Lafarge Malayan Cement BHD	1,201
34,391	e	Lafarge S.A.	1,182
495,100	*	Lake Shore Gold Corp	751
113,028	*,e	Landec Corp	601
2,076,021		Lanxess AG.	99,586
1,068,000		Lee & Man Holding Ltd	574
2,773,000	e	Lee & Man Paper Manufacturing Ltd	935
664,958		LEE Chang Yung Chem IND Corp	972
88,221		LG Chem Ltd	23,384
12,672		LG Chem Ltd (Preference)	1,138
64,607		Linde AG.	8,645
110,000		Lingbao Gold Co Ltd	47
359,400		Lingui Development BHD	131
81,200		Lintec Corp	1,611
683,700		Lion Industries Corp BHD	286
26,600		Lock & Lock Co Ltd	715
137,345	*	London Mining plc	668
853,000		Long Chen Paper Co Ltd	264
19,050		Lonmin plc	309
894,000		Loudong General Nice Resources China Holdings Ltd	84
553,970	*,e	Louisiana-Pacific Corp	2,825
121,026	*,e	LSB Industries, Inc	3,470
142,000		Luks Group Vietnam Holdings Ltd	32
3,482,000		Lumena Resources Corp	537
837,881	*	Lundin Mining Corp	2,918
1,363,054	*,e	Lynas Corp Ltd	1,395
1,238,991		LyondellBasell Industries AF S.C.A	30,269

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,970,000	e	Maanshan Iron & Steel	$859
80,504		MACA Ltd	141
834,737		MacArthur Coal Ltd	12,764
1,126,532		Madeco S.A.	43
8,105		Madras Cements Ltd	17
61,469	*	MAG. Silver Corp	481
3,005		Maharashtra Seamless Ltd	22
98,940		Major Drilling Group International	976
206,701	*	Makhteshim-Agan Industries Ltd	1,132
2,510		Managem	442
135,077		Mardin Cimento Sanayii	452
131,800	e	Martin Marietta Materials, Inc	8,332
26,275		Maruichi Steel Tube Ltd	620
2,139,255		Masisa S.A.	185
440,640		Mayer Steel Pipe Corp	217
14,618	e	Mayr-Melnhof Karton AG.	1,316
808,019	e	MeadWestvaco Corp	19,845
202,231	e	Mechel Steel Group OAO (ADR)	2,061
311,754		Medusa Mining Ltd	2,041
2,627,325		Merafe Resources Ltd	317
269,000	*	Mercator Minerals Ltd	359
11,617	*	METabolic EXplorer S.A.	61
87,970	*	Metals USA Holdings Corp	787
549,742	*	Metals X Ltd	117
331,400		Metalurgica Gerdau S.A.	2,954
129,500		Methanex Corp	2,698
743,325	*	Metminco Ltd	125
1,912,268	*	Metorex Ltd	1,890
1,169,032		Mexichem SAB de C.V.	3,553
959,000	e	Midas Holdings Ltd	269
321,898	*,e	Midway Gold Corp	647
143,700	*	Migao Corp	409
1,344,568	e	Minara Resources Ltd	1,122
277,208		Mincor Resources NL	183
203,597	*	Minefinders Corp	2,811
525,800	*	Minera Andes, Inc	933
844,938	*	Minera Frisco SAB de C.V.	2,946
206,434	*	Mineral Deposits Ltd	923
86,370	e	Minerals Technologies, Inc	4,255
3,032,000	*	Minmetals Resources Ltd	1,145
11,895		Miquel y Costas & Miquel S.A.	352
612,404	*,e	Mirabela Nickel Ltd	780
2,617,917	e	Mitsubishi Chemical Holdings Corp	17,754
293,143		Mitsubishi Gas Chemical Co, Inc	1,800
1,495,172		Mitsubishi Materials Corp	3,641
400,000	e	Mitsubishi Paper Mills Ltd	391
259,000		Mitsubishi Steel Manufacturing Co Ltd	739
1,164,812	e	Mitsui Chemicals, Inc	3,896
1,286,000		Mitsui Mining & Smelting Co Ltd	3,315
286,500		Mitsui Mining Co Ltd	371
191,533	e	Mittal Steel South Africa Ltd	1,401
936,181		MMC Norilsk Nickel (ADR)	20,174

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

515,400	*	MMX Mineracao e Metalicos S.A.	$1,932
1,352		MNTech Co Ltd	5
220,910	*	Moly Mines Ltd	84
98,726	*,e	Molycorp, Inc	3,245
248,047		Mondi Ltd	1,784
739,575		Mondi plc	5,405
342,000	*	Mongolian Mining Corp	302
3,771		Monnet Ispat & Energy Ltd	38
4,045,420	e	Monsanto Co	242,886
53,400		Moorim P&P Co Ltd	230
77,010		Moorim Paper Co Ltd	176
1,770,225	e	Mosaic Co	86,688
1,474,797	e	Mount Gibson Iron Ltd	1,861
267,267	*	Mpact Ltd	437
262,570	*,e	M-real Oyj (B Shares)	540
432,570	*,e	Murchison Metals Ltd	136
218,867	e	Myers Industries, Inc	2,222
233,589	*	Mytilineos Holdings S.A.	978
482,904	m	Nagarjuna Fertilizers & Chemicals	232
124,000	*	Nakayama Steel Works Ltd	140
243,281		Nalco Holding Co	8,510
33,830		Namhae Chemical Corp	283
942,937		Nampak Ltd	2,437
7,271,057		Nan Ya Plastics Corp	15,613
668,860		Nantex Industry Co Ltd	543
84,461	e	Neenah Paper, Inc	1,198
305,600	*	Neo Material Technologies Inc	1,861
72,200		Neturen Co Ltd	614
271,400		Nevsun Resources Ltd	1,367
509,828	*	New Gold, Inc	5,264
963,361		New World Resources plc (A Shares)	6,902
1,040,883	e	Newcrest Mining Ltd	34,309
36,530	e	NewMarket Corp	5,548
1,167,861		Newmont Mining Corp	73,459
1,271,600		Nickel Asia Corp	523
107,000		Nihon Nohyaku Co Ltd	509
59,874		Nihon Parkerizing Co Ltd	849
116,000	e	Nihon Yamamura Glass Co Ltd	314
2,827,000	e	Nine Dragons Paper Holdings Ltd	1,415
142,000		Nippon Denko Co Ltd	752
255,000		Nippon Kayaku Co Ltd	2,630
166,000		Nippon Koshuha Steel Co Ltd	193
1,120,000	e	Nippon Light Metal Co Ltd	1,843
433,000	e	Nippon Metal Industry Co Ltd	412
273,523	e	Nippon Paint Co Ltd	2,203
107,253	*,e	Nippon Paper Group, Inc	2,856
339,000	e	Nippon Shokubai Co Ltd	4,201
182,000		Nippon Soda Co Ltd	822
3,414,958	e	Nippon Steel Corp	9,794
67,810		Nippon Synthetic Chemical Industry Co Ltd	353
194,000		Nippon Valqua Industries Ltd	519
149,500	*	Nippon Yakin Kogyo Co Ltd	252

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

183,600	e	Nissan Chemical Industries Ltd	$1,717
1,775,238		Nisshin Steel Co Ltd	3,168
102,000		Nittetsu Mining Co Ltd	420
287,777	e	Nitto Denko Corp	11,326
296,876	*	Nkwe Platinum Ltd	49
35,171		NL Industries, Inc	441
242,921	e	NOF Corp	1,272
213,753	*	Noranda Aluminium Holding Corp	1,785
29,985	*	Norbord, Inc	226
81,431		Norddeutsche Affinerie AG.	4,117
35,141	*	Nordic Mines AB	252
78,720		Norsk Hydro ASA	357
221,100	*,e	Norske Skogindustrier ASA	156
155,822	*	North American Palladium Ltd	399
13,010,000	*	North Mining Shares Co Ltd	438
325,971		Northam Platinum Ltd	1,322
77,963	*	Northern Dynasty Minerals	417
205,853	*	Northern Iron Ltd	277
402,658	*	Northgate Minerals Corp	1,353
302,140	*	Northland Resources S.A.	402
249,149	*	Novagold Resources, Inc	1,619
96,527	f	Novolipetsk Steel (GDR) (purchased 12/02/08, cost $2,379)	1,956
76,665		Novozymes AS (B Shares)	10,900
554,898	e	Nucor Corp	17,557
436,670	*,e	Nufarm Ltd	1,774
444,368	e	Nuplex Industries Ltd	951
209,958		Nyrstar	1,827
86,450	*	Nyrstar (Strip VVPR)	0	^
124,000	*	Ocean Plastics Co Ltd	76
399,900	*	OceanaGold Corp	908
8,000		Ohara, Inc	73
954,462	e	OJI Paper Co Ltd	5,235
94,000		Okamoto Industries, Inc	397
343,833	e	Olin Corp	6,192
36,637	e	Olympic Steel, Inc	621
150,834	*	OM Group, Inc	3,917
350,588		OM Holdings Ltd	201
42,887	*	Omnia Holdings Ltd	402
196,900	*,e	Omnova Solutions, Inc	705
1,800,253		OneSteel Ltd	2,110
1,084,884		Orica Ltd	24,347
479,000		Oriental Union Chemical Corp	580
971		Orissa Minerals Development Co Ltd	858
20,000		Osaka Steel Co Ltd	361
357,046	*	Osisko Mining Corp	4,521
331,507	*	Oswal Chemical & Fertilizers	422
4,905	e	Outokumpu Oyj	32
287,403	*,e	Owens-Illinois, Inc	4,346
192,578	e	Oxiana Ltd	1,716
188,507		Pacific Metals Co Ltd	1,081
14,800		Pack Corp	242
181,095	e	Packaging Corp of America	4,220

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

34,214		Palabora Mining Co Ltd	$470
287,608		Pan American Silver Corp	7,748
1,245,864	*,e	Pan Australian Resources Ltd	2,978
87,495		Papeles y Cartones de Europa S.A.	333
1,659,768	*	PaperlinX Ltd	114
469,297	*,e	Paramount Gold and Silver Corp	1,108
7,395	*	Park Elektrik Madencilik Sanayi Ve Ticaret AS	11
544,263	*	Patagonia Gold plc	437
373,349	*	Perilya Ltd	166
577,688	*	Perseus Mining Ltd	1,699
221,060		Peter Hambro Mining plc	2,033
506,462	*	Petra Diamonds Ltd	878
5,040,000	*	PetroAsian Energy Holdings Ltd	87
3,534,800		Petronas Chemicals Group BHD	6,100
355,100		Philex Mining Corp	177
264,041	*,m	Pike River Coal Ltd	0	^
412,977	*	Platinum Australia Ltd	62
245,362	*,f	Polymetal (GDR) (purchased 07/31/09, cost $3,485)	3,768
1,008,548	e	PolyOne Corp	10,802
7,560		Poongsan	166
21,780		Poongsan Corp	459
471,841		Portucel Empresa Produtora de Pasta e Papel S.A.	1,101
98,625		POSCO	30,393
910		POSCO Coated & Color Steel Co Ltd	14
4,880		POSCO M-Tech Co Ltd	279
5,231		POSCO Refractories & Environment Co Ltd	844
159,755		Potash Corp of Saskatchewan	6,905
1,414,670		Potash Corp of Saskatchewan Toronto	61,425
1,015,314	e	PPG Industries, Inc	71,742
81,972		Prakash Industries Ltd	86
618,164		Praxair, Inc	57,786
127,400	*	Premier Gold Mines Ltd	671
270,700		Press Metal Bhd	131
694,226	e	Pretoria Portland Cement Co Ltd	1,992
22,454		Prism Cement Ltd	19
3,440,000		Prosperity International Holdings HK Ltd	175
4,496,000		PT Aneka Tambang Tbk	758
2,327,500	*	PT Barito Pacific Tbk	220
9,544,500	*	PT Darma Henwa Tbk	80
3,659,500		PT Holcim Indonesia Tbk	734
2,070,000	*	PT Indah Kiat Pulp and Paper Corp Tbk	210
2,389,300		PT Indocement Tunggal Prakarsa Tbk	3,762
27,033,500		PT International Nickel Indonesia Tbk	9,197
8,368,500		PT Krakatau Steel Tbk	744
4,111,000		PT Semen Gresik Persero Tbk	3,848
3,378,000		PT Timah Tbk	668
553,100		PTT Chemical PCL	1,747
267,161	*	Quadra Mining Ltd	2,323
52,061		Quaker Chemical Corp	1,349
78,900	*	Queenston Mining, Inc	361
144,000		Qunxing Paper Holdings Co Ltd	38
93,891		Rain Commodities Ltd	52

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

17,540		Rallis India Ltd	$62
843,835		Ramelius Resources Ltd	1,155
9,747		Randgold Resources Ltd	947
3,228	e	Rautaruukki Oyj	32
156,500	m	Real Gold Mining Ltd	178
47,099		Recticel S.A.	290
22,700	*	Recylex S.A.	98
3,769,000		Regent Pacific Group Ltd	92
431,917	*	Regis Resources Ltd	1,088
132,464	e	Reliance Steel & Aluminum Co	4,505
396,767	e	Rengo Co Ltd	3,037
623,231	*	Resolute Mining Ltd	909
106,435	*,e	Revett Minerals, Inc	411
161,353	*	Rex Minerals Ltd	185
157,062		Rexam plc	755
29,385		RHI AG.	580
1,524,616		Rio Tinto Ltd	89,303
3,752,286		Rio Tinto plc	166,408
55,423	e	Rio Tinto plc (ADR)	2,443
192,572		Rock-Tenn Co (Class A)	9,374
609,205	*,e	Rockwood Holdings, Inc	20,524
673,700	*	Romarco Minerals, Inc	765
107,324	*	Royal Bafokeng Platinum Ltd	754
153,336	e	Royal Gold, Inc	9,823
250,643	e	RPM International, Inc	4,687
137,000	*,e	RTI International Metals, Inc	3,195
295,600	*	Rubicon Minerals Corp	1,030
19,393		Sa des Ciments Vicat	1,264
195,500	*	Sabina Gold & Silver Corp	548
7,659,040	*	Sahaviriya Steel Industries PCL	164
122,000		Sakai Chemical Industry Co Ltd	549
515,674	e	Sally Malay Mining Ltd	580
3,035		Salzgitter AG.	146
3,392,000		Samling Global Ltd	169
25,546		Samsung Fine Chemicals Co Ltd	879
138,600		San Fang Chemical Industry Co Ltd	106
414,800	*	San Gold Corp	863
122,887	*	Sandfire Resources NL	704
126,000		Sanyo Chemical Industries Ltd	976
193,000	*	Sanyo Special Steel Co Ltd	1,081
731,352	*,e	Sappi Ltd	2,152
495,267	*	Saracen Mineral Holdings Ltd	324
916,500	*	Sateri Holdings Ltd	250
330,500		Satipel Industrial S.A.	1,513
55,530	*	Schmolz + Bickenbach AG.	370
39,712	e	Schnitzer Steel Industries, Inc (Class A)	1,461
70,739	e	Schweitzer-Mauduit International, Inc	3,952
141,950	e	Scotts Miracle-Gro Co (Class A)	6,331
45,000	*	Seabridge Gold, Inc	1,024
18,016		Seah Besteel Corp	943
2,498		SeAH Holdings Corp	257
8,941		SeAH Steel Corp	495

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

281,115	e	Sealed Air Corp	$4,695
757,000		Sekisui Plastics Co Ltd	3,306
548,720	*	SEMAFO, Inc	4,529
138,381		Semapa-Sociedade de Investimento e Gestao	965
185,217	*,e	Senomyx, Inc	650
212,966		Sensient Technologies Corp	6,932
375,613	*	Sentula Mining Ltd	109
27,948		Sequana	171
745,723		Sesa Goa Ltd	3,031
17,000		Sesoda Corp	16
523,631	f	Severstal (GDR) (purchased 02/09/10, cost $7,540)	5,470
279,900	*	Shanghai Chlor-Alkali Chemical Co Ltd	157
246,300		Shanghai Yaohua Pilkington Glass Co Ltd	156
201,000		Sheng Yu Steel Co Ltd	120
396,100		Sherritt International Corp	1,648
299,644	e	Sherwin-Williams Co	22,270
218,000	*	Shihlin Paper Corp	342
47,000		Shikoku Chemicals Corp	279
466,471		Shin-Etsu Chemical Co Ltd	22,882
60,200		Shin-Etsu Polymer Co Ltd	326
1,219,032		Shinkong Synthetic Fibers Corp	354
2,372		Shinwha Intertek Corp	7
259,000		Shiny Chemical Industrial Co Ltd	315
878,000		Shougang Concord Century Holdings Ltd	39
2,952,000	e	Shougang Concord International Enterprises Co Ltd	153
1,152,660		Showa Denko KK	2,275
578		Shree Cement Ltd	22
424,700		Siam Cement PCL (Foreign)	4,233
53,000		Siam City Cement PCL	371
49,044	*	Sidenor Steel Products Manufacturing Co S.A.	125
220,448	e	Sigma-Aldrich Corp	13,621
481,000		Sijia Group Co	113
258		Sika AG.	457
140,201	e	Silgan Holdings, Inc	5,151
210,324	*	Silver Lake Resources Ltd	521
182,342	*	Silver Standard Resources, Inc	3,353
679,751		Silver Wheaton Corp	20,070
368,919		Silvercorp Metals, Inc	2,919
110,626	e	Sims Group Ltd	1,327
11,180,000	*	Sino Prosper State Gold Resources Holdings Ltd	227
8,240,000	*	Sino Union Energy Investment Group Ltd	651
3,766,000	e	Sinochem Hong Kong Holding Ltd	958
283,627	*	Sino-Forest Corp	1,302
628,000		Sinon Corp	214
11,418,600	e	Sinopec Shanghai Petrochemical Co Ltd	4,062
1,008,000		Sinoref Holdings Ltd	57
23,095		SK Chemicals Co Ltd	1,245
24,767		SKC Co Ltd	816
951,565	*	Smurfit Kappa Group plc	5,685
79,584	*,e	Sociedad Nacional de Industrias Apicaciones Celulosa Espanola S.A.	121
148,669		Sociedad Quimica y Minera de Chile S.A. (Class B)	7,181

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,456		Societe Internationale de Plantations d’Heveas S.A.	$353
9,872		SODIFF Advanced Materials Co Ltd	569
607,500		Solar Applied Materials Technology Co	767
384,727	*,e	Solutia, Inc	4,944
151,185		Solvay S.A.	14,236
71,427	*,e	Sonae Industria SGPS S.A.	80
15,770		Songwon Industrial Co Ltd	169
237,807	e	Sonoco Products Co	6,713
259,351		South Valley Cement	142
385,000		Southeast Cement Co Ltd	127
1,674,269		Southern Copper Corp (NY)	41,840
169,487	*	Spartech Corp	542
13,012	e	Ssab Svenskt Stal AB (Series A)	97
55,490	*	Ssangyong Cement Industrial Co Ltd	207
1,058,164	*,e	St Barbara Ltd	2,095
17,200		ST Corp	232
224,600	*	St. Andrew Goldfields Ltd	107
497,646		Steel Authority Of India	1,067
388,505		Steel Dynamics, Inc	3,854
11,500		Stella Chemifa Corp	319
36,351	e	Stepan Co	2,442
360,313		Sterling Biotech Ltd	508
2,300,449		Sterlite Industries India Ltd	5,298
442,673	*,e	Stillwater Mining Co	3,763
3,025		STO AG.	447
984,425		Stora Enso Oyj (R Shares)	5,762
87,300		STP & I PCL	53
165,657	*,e	STR Holdings, Inc	1,343
842,472	*	Sujana Towers Ltd	449
800,221	e	Sumitomo Bakelite Co Ltd	4,269
1,417,502	e	Sumitomo Chemical Co Ltd	5,469
599,000	*	Sumitomo Light Metal Industries Ltd	527
1,586,046		Sumitomo Metal Industries Ltd	3,287
631,630		Sumitomo Metal Mining Co Ltd	8,363
1,077,193	e	Sumitomo Osaka Cement Co Ltd	3,604
61,000		Sumitomo Seika Chemicals Co Ltd	285
24,712	e	Sumitomo Titanium Corp	1,022
45,100	*	SunCoke Energy, Inc	496
3,011,979	*	Sundance Resources Ltd	1,224
2,545,000		SunVic Chemical Holdings Ltd	1,003
80,000		Super Dragon Technology Co Ltd	101
9,851		Supreme Industries Ltd	38
227,063		Suzano Papel e Celulose S.A.	1,010
432,713		Svenska Cellulosa AB (B Shares)	5,269
169,457		Symrise AG.	3,917
221,499		Syngenta AG.	57,560
763,491		Synthos S.A.	853
27,900	e	T Hasegawa Co Ltd	470
1,091,200		TA Chen Stainless Pipe	564
939		Taekwang Industrial Co Ltd	955
154,900	*	Tahoe Resources, Inc	2,232
1,509,553	e	Taiheiyo Cement Corp	2,739

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

8,571,748		Taiwan Cement Corp	$9,092
1,196,500		Taiwan Fertilizer Co Ltd	2,897
309,345		Taiwan Hon Chuan Enterprise Co Ltd	656
175,960		Taiwan Pulp & Paper Corp	58
1,234,000		Taiwan Styrene Monomer	293
19,700	e	Taiyo Ink Manufacturing Co Ltd	548
216,560	e	Taiyo Nippon Sanso Corp	1,508
103,000		Takasago International Corp	503
90,000		Takiron Co Ltd	330
444,357	*	Talvivaara Mining Co plc	1,749
9,400		Tanaka Chemical Corp	65
152,000	*	Tang Eng Iron Works Co Ltd	144
120,154	*	Tanzanian Royalty Exploration Corp	441
440,859	*	Taseko Mines Ltd	1,119
678,448		Tata Steel Ltd	5,716
2,370,800	*	Tata Steel Thailand PCL	69
9,758		Tatung Fine Chemical Co	16
2,474,000	e	TCC International Holdings Ltd	904
13,231		Technosemichem Co Ltd	447
844,764		Teck Cominco Ltd	24,926
8,066,412		Teijin Ltd	28,998
307,385		Temple-Inland, Inc	9,643
33,800		Tenma Corp	305
286,200	*	Teranga Gold Corp	595
20,237		Ternium S.A. (ADR)	422
58,841		Tessenderlo Chemie NV	1,603
94,672	e	Texas Industries, Inc	3,005
60,112	*	Texas Petrochemicals, Inc	1,207
632,000		Thai Plastic & Chemical PCL	469
719,266	*,e	Thompson Creek Metals Co, Inc	4,366
406,281	*	Thompson Creek Metals Co, Inc (Toronto)	2,462
211,000		Thye Ming Industrial Co Ltd	220
459,235		ThyssenKrupp AG.	11,284
1,230,000		Tiangong International Co Ltd	199
49,968		Tikkurila Oy	849
140,101		Time Technoplast Ltd	182
13,377	*	Tire Kutsan Oluklu Mukavva	8
73,935		Titan Cement Co S.A.	992
491,649	e	Titanium Metals Corp	7,365
354,000		Toagosei Co Ltd	1,735
40,000		Toda Kogyo Corp	318
42,400	*,e	Toho Titanium Co Ltd	703
169,000		Toho Zinc Co Ltd	626
485,000	e	Tokai Carbon Co Ltd	2,405
827,000	e	Tokuyama Corp	2,865
46,800	e	Tokyo Ohka Kogyo Co Ltd	944
152,796		Tokyo Rope Manufacturing Co Ltd	329
135,200		Tokyo Steel Manufacturing Co Ltd	1,285
1,317,750		Ton Yi Industrial Corp	612
18,613	*	Tong Yang Major Corp	16
509,000		Topy Industries Ltd	1,223
783,658	e	Toray Industries, Inc	5,488

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

729,722	e	Tosoh Corp	$2,287
353,000		Toyo Ink Manufacturing Co Ltd	1,395
131,000		Toyo Kohan Co Ltd	558
116,644		Toyo Seikan Kaisha Ltd	1,765
1,555,500		TPI Polene PCL	607
1,683,550		TSRC Corp	3,674
122,685	*,e	Tubacex S.A.	290
127,313	*	Tubos Reunidos S.A.	257
815,676		Tung Ho Steel Enterprise Corp	726
1,847,359		UBE Industries Ltd	6,139
253,268		Uflex Ltd	722
98,933		Ultra Tech Cement Ltd	2,300
87,112	e	Umicore	3,158
34,600	*	Uniao de Industrias Petroquimicas S.A.	6
12,227		Unid Co Ltd	590
10,060		Union Steel	139
110,000	*	Unipetrol	1,036
305,264		United Phosphorus Ltd	854
12,851	*,e	United States Lime & Minerals, Inc	513
252,492	e	United States Steel Corp	5,557
619,000		Universal Cement Corp	288
28,708	*,e	Universal Stainless & Alloy	730
1,150,000		UPC Technology Corp	502
863,954		UPM-Kymmene Oyj	9,760
431,655	f	Uralkali (GDR) (purchased 02/26/10, cost $15,650)	14,732
116,440	*,e	US Energy Corp Wyoming	269
476,672	*,e	US Gold Corp	1,911
30,050		Usha Martin Ltd	20
868,250		USI Corp	836
210,300		Usinas Siderurgicas de Minas Gerais S.A.	2,405
554,562		Usinas Siderurgicas de Minas Gerais S.A. (Preference)	3,103
2,798,894		Vale S.A.	63,488
3,173,476		Vale SA (Preference)	66,212
265,775		Valspar Corp	8,295
34,069	e	Vedanta Resources plc	579
26,628	*	Verbio AG	87
42,341	*,e	Verso Paper Corp	71
303		Vetropack Holding AG.	507
106,245		Victrex plc	1,799
812,300		Vinythai PCL	319
124,807	*	Viohalco S.A.	553
350,820	*,e	Vista Gold Corp	1,172
311,395		Voestalpine AG.	9,002
372,434	e	Vulcan Materials Co	10,263
45,924	e	Wacker Chemie AG.	4,077
2,661,596		Walter Energy, Inc	159,723
223,419	e	Wausau Paper Corp	1,428
132,128		Welspun-Gujarat Stahl Ltd	299
69,168	*	Wesizwe	15
2,864,000		West China Cement Ltd	457
75,262		West Fraser Timber Co Ltd	2,862
433,096	e	Western Areas NL	1,773

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

124,909	e	Westlake Chemical Corp	$4,282
239,226	*	White Energy Co Ltd	336
24,641	*,e	WHX Corp	249
266,025	e	Worthington Industries, Inc	3,716
1,093,077	*,e	WR Grace & Co	36,399
123,600		WTK Holdings BHD	44
1,291,000		Xingda International Holdings Ltd	621
1,118,000		Xinjiang Xinxin Mining Industry Co Ltd	312
1,837,763		Xstrata plc	23,207
1,112,131		Yamana Gold, Inc	15,261
7,711	e	Yamato Kogyo Co Ltd	202
236,012		Yara International ASA	9,004
570,000		Yeun Chyang Industrial Co Ltd	362
1,858,500		Yieh Phui Enterprise	618
1,873,500		Yingde Gases	1,696
408,000		Yip’s Chemical Holdings Ltd	304
166,000		Yodogawa Steel Works Ltd	765
33,900		Youlchon Chemical Co Ltd	231
2,049,285		Yuen Foong Yu Paper Manufacturing Co Ltd	783
746,500	*	Yukon-Nevada Gold Corp	203
350,178		Yule Catto & Co plc	875
59,000		Yung Chi Paint & Varnish Manufacturing Co Ltd	79
8,921		Zaklady Azotowe Pulawy S.A.	231
45,123	*	Zaklady Azotowe w Tarnowie-Moscicach S.A.	420
31,832	*	Zaklady Chemiczne Police S.A.	103
112,875	*	Zanaga Iron Ore Co Ltd	172
520,512	e	Zeon Corp	4,784
93,564	e	Zep, Inc	1,405
2,623,000		Zhaojin Mining Industry Co Ltd	4,363
64,123		Zignago Vetro S.p.A.	398
9,245,000	e	Zijin Mining Group Co Ltd	2,685
118,692	*,e	Zoltek Cos, Inc	763
1,206		Zuari Industries Ltd	13

		TOTAL MATERIALS	5,646,770

MEDIA - 2.7%
1,236,251	e	Aegis Group plc	2,382
47,911		Agora S.A.	186
78,010	e	AH Belo Corp (Class A)	328
376,469	*,e	AMC Networks, Inc	12,028
236,902	e	Antena 3 de Television S.A.	1,377
570,626	e	APN News & Media Ltd	459
166,488		Arbitron, Inc	5,507
170,172		Arnoldo Mondadori Editore S.p.A.	360
40,900	e	Asatsu-DK, Inc	1,127
85,600		Astral Media, Inc	2,661
5,369,335	*,e	Austar United Communications Ltd	5,969
44,759	e	Avex Group Holdings, Inc	547
27,986		Axel Springer AG.	963
2,547,000		BEC World PCL (Foreign)	2,993
383,623		Belo (A.H.) Corp (Class A)	1,876
3,256,600		Benpres Holdings Corp	325

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,675	*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	$8
1,722,000	*	Big Media Group Ltd	44
70,058	*	Borussia Dortmund GmbH & Co KGaA	195
3,268,566		British Sky Broadcasting plc	33,663
876,730		Cablevision Systems Corp (Class A)	13,791
71,455		Cairo Communication S.p.A.	248
76,494		Canal Plus	451
4,743,909		CBS Corp (Class B)	96,681
64,000	*,e	Central European Media Enterprises Ltd (Class A)	483
163,763	*,e	Central European Media Enterprises Ltd (Class A) Nasdaq	1,279
152,557	*,e	Charter Communications, Inc	7,146
141,960		Cheil Communications, Inc	2,224
148,209		Chime Communications plc	435
490,745		Cinemark Holdings, Inc	9,265
130,900		Cineplex Galaxy Income Fund	3,285
25,640		CJ CGV Co Ltd	513
25,844	*	CJ E&M Corp	868
69,738	*	Clear Channel Outdoor Holdings, Inc (Class A)	653
18,982		Cogeco Cable, Inc	865
11,446,923		Comcast Corp (Class A)	239,241
6,400		COOKPAD, Inc	155
114,511	*	Corus Entertainment, Inc	2,158
204,840	*,e	Crown Media Holdings, Inc (Class A)	293
33,222	e	CTS Eventim AG.	990
123,609	*,e	Cumulus Media, Inc (Class A)	351
652	e	CyberAgent, Inc	1,741
86,326		Cyfrowy Polsat S.A.	388
68,820		Daekyo Co Ltd	351
54,400		Daiichikosho Co Ltd	1,068
615,664		Daily Mail & General Trust	3,463
390,942		Deccan Chronicle Holdings Ltd	440
3,249,806	*	DEN Networks Ltd	4,619
165,042	e	Dentsu, Inc	5,229
4,410,689	*,e	DIRECTV	186,352
990,969	*,e	Discovery Communications, Inc (Class A)	37,280
183,830	*	Discovery Communications, Inc (Class C)	6,462
4,026,963		DISH Network Corp (Class A)	100,916
110,790	*	Dogan Gazetecilik AS	135
344,199	*	Dogan Yayin Holding	120
173,836	*,e	DreamWorks Animation SKG, Inc (Class A)	3,160
136,734	*	EM.Sport Media AG.	269
146,655	*,e	Eniro AB	283
144,645	*,e	Entercom Communications Corp (Class A)	759
213,710	*,e	Entravision Communications Corp (Class A)	218
95,906	*	Eros International plc	320
1,115,000	*	eSun Holdings Ltd	200
86,089	e	Euromoney Institutional Investor plc	824
36,941		Eutelsat Communications	1,484
156,861	*,e	EW Scripps Co (Class A)	1,098
5,743		Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret AS	144
38,880	*	Fisher Communications, Inc	869
19,054	*	Focus Media Holding Ltd (ADR)	320

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,550		Fuji Television Network, Inc	$7,979
77,000	e	Gakken Co Ltd	169
143		Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	19
520,269	e	Gannett Co, Inc	4,958
47,865	e	Gestevision Telecinco S.A.	272
19,468		GFK AG.	743
1,360		GIIR, Inc	10
51,972	*,e	Global Sources Ltd	352
–	*,e	Global Traffic Network, Inc	0	^
283,233	*,e	Gray Television, Inc	442
247,560		Groupe Aeroplan, Inc	2,818
3,348,127	e	Grupo Televisa S.A.	12,341
174,408	e	Gruppo Editoriale L’Espresso S.p.A.	278
27,366	e	Hakuhodo DY Holdings, Inc	1,588
192,374	e	Harte-Hanks, Inc	1,631
1,470,740	*	Hathway Cables and Datacom Pvt Ltd	2,589
630,219	e	Havas S.A.	2,301
51,624	*	Hi-Media S.A.	167
31,816	*	Hot Telecommunication System Ltd	386
95,723		Hurriyet Gazetecilik AS	49
100,080	*	Hyundai Hy Communications & Network Co	238
6,747	*	IBN18 Broadcast Ltd	6
461,167	*	Independent News & Media plc	148
1,081,952		Informa plc	5,491
77,938	*,e	interCLICK, Inc	433
8,869,691		Interpublic Group of Cos, Inc	63,862
40,212	e	IPSOS	1,298
9,655		Israel Land Development Co Ltd	48
18,519,830	*	ITV plc	16,939
5,657		Jagran Prakashan Ltd	13
1,063,302	*	JC Decaux S.A.	26,390
1,765,394	e	John Fairfax Holdings Ltd	1,387
92,813	e	John Wiley & Sons, Inc (Class A)	4,123
243,928	*,e	Journal Communications, Inc (Class A)	724
2,576		Jupiter Telecommunications Co	2,787
97,559	*	Juventus Football Club S.p.A.	95
345,604	*	Kabel Deutschland Holding AG.	18,529
29,181	e	Kadokawa Holdings, Inc	1,014
10,965		Kinepolis	812
122,095	*,e	Knology, Inc	1,585
9,897		Lagardere S.C.A.	243
103,872	*,e	Lamar Advertising Co (Class A)	1,769
1,069,916	*,e	Liberty Global, Inc (Class A)	38,710
201,787	*	Liberty Interactive LLC	13,342
146,328	*	Liberty Media Corp-Liberty Starz	9,301
235,276	*	Lin TV Corp (Class A)	513
183,636	*,e	Lions Gate Entertainment Corp	1,267
730,336	*	Live Nation, Inc	5,850
174,845		M6-Metropole Television	2,835
177,280	*	Madison Square Garden, Inc	4,042
283,300		Major Cineplex Group PCL	113
136,830	*,e	Martha Stewart Living Omnimedia, Inc (Class A)	427

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

355,552	*,e	McClatchy Co (Class A)	$476
1,120,219	e	McGraw-Hill Cos, Inc	45,929
454,600		MCOT PCL	396
119,488		MDC Partners, Inc	1,723
214,867		Mecom Group plc	509
1,977,500	*	Media China Corp Ltd	22
1,076,300		Media Chinese International Ltd	334
77	*,e	Media General, Inc (Class A)	0	^
1,310,100		Media Prima BHD	897
297,973	e	Mediaset S.p.A.	938
166,638	e	Meredith Corp	3,773
3,558		Modern Times Group AB (B Shares)	143
74,252	e	Morningstar, Inc	4,191
587,422		Naspers Ltd (N Shares)	25,368
348,665		National CineMedia, Inc	5,059
161,717		Navneet Publications India	209
1,289	*	Network 18 Media & Investments Ltd	2
647,493	*,e	New York Times Co (Class A)	3,762
5,728,037		News Corp (Class A)	88,613
53,756	*,e	Nexstar Broadcasting Group, Inc (Class A)	355
798,000	*	Next Media Ltd	74
23,585		NRJ Group	222
517,684	e	Omnicom Group, Inc	19,071
830,000		Oriental Press Group	84
78,565		Outdoor Channel Holdings, Inc	449
169,654	e	PagesJaunes Groupe S.A.	668
27,200	*	Pandora Media, Inc	398
5,264,592	e	Pearson plc	92,863
3,070,000		Phoenix Satellite Television Holdings Ltd	563
1,488,000		Pico Far East Holdings Ltd	231
432,257	*,e	Premiere AG.	1,104
365,953	*,e	Promotora de Informaciones S.A.	392
259,188		ProSiebenSat.1 Media AG.	4,557
5,800		Proto Corp	201
16,589,000	*	PT Bhakti Investama Tbk	339
8,582,500		PT Global MediaCom Tbk	793
8,104,500		PT Media Nusantara Citra Tbk	932
186,629	e	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	566
21,546	e	Publicis Groupe S.A.	899
3,605		PubliGroupe AG.	477
685,257	e	Publishing & Broadcasting Ltd	1,574
102,000		Qin Jia Yuan Media Services Co Ltd	6
65,736		Quebecor, Inc	2,083
213,601	*,e	RCS MediaGroup S.p.A.	202
74,804		REA Group Ltd	838
40,199	*,e	ReachLocal, Inc	437
1,861,699		Reed Elsevier NV	20,472
116,587		Reed Elsevier plc	893
533,813	e	Regal Entertainment Group (Class A)	6,267
43,814	*	Rentrak Corp	552
133,333		Rightmove plc	2,469

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,652		Roularta Media Group NV	$91
14,796	*,e	Saga Communications, Inc	437
10,383	e	Sanoma-WSOY Oyj	122
33,000		Saraiva S.A. Livreiros Editores	443
119,150		SBS Media Holdings Co Ltd	436
165,075	e	Schibsted ASA	3,535
135,136	e	Scholastic Corp	3,788
864,807	e	Scripps Networks Interactive (Class A)	32,145
1,404,474	*,e	Seat Pagine Gialle S.p.A.	73
117,870		SES Global S.A.	2,868
566,527	*	Shaw Communications, Inc (B Shares)	11,494
104,000	e	Shochiku Co Ltd	983
460,538		Shree Ashtavinyak Cine Vision Ltd	53
234,430	e	Sinclair Broadcast Group, Inc (Class A)	1,681
468,000		Sing Tao News Corp Ltd	59
173,038	e	Singapore Press Holdings Ltd	495
781,000		SinoMedia Holding Ltd	206
12,957,743	*,e	Sirius XM Radio, Inc	19,566
344,650		Sky Network Television Ltd	1,419
5,972	e	Sky Perfect Jsat Corp	3,115
1,103	*	SM Entertainment Co	42
395,971	e	Societe Television Francaise 1	4,923
705,424		Southern Cross Media Group	646
2,734	*	Spir Communication	87
3,091,770	*,a	Stroer Out-of-Home Media AG.	44,307
573,100	e	STW Communications Group Ltd	496
65,204	*	T4F Entretenimento S.A.	392
709,670	*	Telecom Italia Media S.p.A.	152
852,343		Television Broadcasts Ltd	4,649
969,023	e	Ten Network Holdings Ltd	816
69,807	*	Tera Resource Co Ltd	36
1,069,863	e	Thomson Corp	28,929
437,794		Thomson Corp (Toronto)	11,865
1,490,867		Time Warner Cable, Inc	93,433
3,488,537	e	Time Warner, Inc	104,551
274,000		Toei Animation Co Ltd	5,735
342,885		Toei Co Ltd	1,690
79,417	e	Toho Co Ltd	1,387
22,600		Tohokushinsha Film Corp	118
51,100		Tokyo Broadcasting System, Inc	629
1,858,000	*	Tom Group Ltd	128
115,479		Torstar Corp	875
10,258	*	Trabzonspor Sportif Yatirim ve TAS	110
677,647	*	Trinity Mirror plc	430
268		TV Asahi Corp	434
2,328,200		TV Azteca S.A. de C.V.	1,215
14,000		TV Tokyo Corp	207
152,675		TVN S.A.	655
347,688		United Business Media Ltd	2,418
143,246	*,e	Usen Corp	103
24,666	*	UTV Software Communications Ltd	477
197,232	*,e	Valassis Communications, Inc	3,696

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

8,329	e	Value Line, Inc	$96
5,179,171	e	Viacom, Inc (Class B)	200,641
1,340,092	e	Virgin Media, Inc	32,631
1,800,000		VODone Ltd	134
9,474,807	e	Walt Disney Co	285,760
17,691	e	Washington Post Co (Class B)	5,784
442,172		West Australian Newspapers Holdings Ltd	1,103
8,074	*,e	Westwood One, Inc	29
25,719		Wolters Kluwer NV	417
44,810	*	Woongjin Holdings Co Ltd	231
29,600		Woongjin Thinkbig Co Ltd	402
105,159	e	World Wrestling Entertainment, Inc (Class A)	937
7,020,997		WPP plc	65,032
3,350,758	*,e	Yell Group plc	213
1,684,008		Yellow Pages Income Fund	249
401,498	*	Zee Entertainment Enterprises Ltd	630
706,485		ZEE Telefilms Ltd	1,690
49,400		Zenrin Co Ltd	488

		TOTAL MEDIA	2,414,793

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.2%
5,178,494		Abbott Laboratories	264,828
352,765		Abcam plc	1,994
–	*,b,e	Able Laboratories, Inc	0	^
27,840	*	Ablynx NV	154
84,000		Abnova Corp	141
196,229	*,e	Achillion Pharmaceuticals, Inc	926
162,358	*,e	Acorda Therapeutics, Inc	3,241
256,422		Acrux Ltd	782
84,860		Actelion Ltd	2,819
49,050	*	Active Biotech AB	219
22,084	*,e	Acura Pharmaceuticals, Inc	75
339,005		Adcock Ingram Holdings Ltd	2,514
32,946	*,e	Aegerion Pharmaceuticals, Inc	417
244,583	*,e	Affymax, Inc	1,096
395,539	*,e	Affymetrix, Inc	1,938
2,326,335	*,e	Agilent Technologies, Inc	72,699
225,187	*,e	Akorn, Inc	1,759
113,625	*,e	Albany Molecular Research, Inc	320
1,268,789	*,e	Alexion Pharmaceuticals, Inc	81,279
31,113	*	Algeta ASA	908
13,651		ALK-Abello AS	784
493,102	*,e	Alkermes PLC	7,525
2,215,292		Allergan, Inc	182,496
439,384	*	Allos Therapeutics, Inc	808
150,712	*,e	Alnylam Pharmaceuticals, Inc	990
169,557	*,e	AMAG Pharmaceuticals, Inc	2,503
4,349,845	e	Amgen, Inc	239,023
67,506	*,e	Amicus Therapeutics, Inc	259
93,001	*,e	Ampio Pharmaceuticals, Inc	618
380,272	*,e	Amylin Pharmaceuticals, Inc	3,510
26,375	*,e	Anacor Pharmaceuticals, Inc	150

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

70,313	*,e	Anthera Pharmaceuticals, Inc	$335
237,000		Apex Biotechnology Corp	450
62,784	*,e	Ardea Biosciences, Inc	981
555,937	*,e	Arena Pharmaceuticals, Inc	806
613,706	*,e	Ariad Pharmaceuticals, Inc	5,394
291,828	*	Arqule, Inc	1,474
255,622	*,e	Array Biopharma, Inc	501
53,000		ASKA Pharmaceutical Co Ltd	446
429,950		Aspen Pharmacare Holdings Ltd	4,839
377,439	e	Astellas Pharma, Inc	14,247
433,695	*,e	Astex Pharmaceuticals	833
1,041,374		AstraZeneca plc	46,216
683,227	e	AstraZeneca plc (ADR)	30,308
230,137		Aurobindo Pharma Ltd	580
193,461	*,e	Auxilium Pharmaceuticals, Inc	2,900
499,504	*,e	AVANIR Pharmaceuticals, Inc	1,429
311,798	*,e	AVEO Pharmaceuticals, Inc	4,799
506,038	*,e	AVI BioPharma, Inc	567
6,116		Bachem Holding AG.	258
11,315	*	Basilea Pharmaceutica	482
30,332	*,e	Bavarian Nordic AS	218
2,344,206		Bayer AG.	129,362
17,199,208	*	BB Bioventures L.P.	2,399
19,440	*,e	BG Medicine, Inc	69
38,248		Bilcare Ltd	246
82,961		Biocon Ltd	569
107,425	*,e	BioCryst Pharmaceuticals, Inc	296
29,048		Biogaia AB (B Shares)	646
1,120,551	*,e	Biogen Idec, Inc	104,379
66,793	*	BioInvent International AB	165
450,784	*,e	BioMarin Pharmaceuticals, Inc	14,366
89,777	*,e	BioMimetic Therapeutics, Inc	296
56,618	*,e	Bio-Rad Laboratories, Inc (Class A)	5,139
370,828	*,e	Biosante Pharmaceuticals, Inc	845
20,559	*,e	Biospecifics Technologies Corp	332
406,093	e	Biota Holdings Ltd	312
6,377		Biotest AG.	349
6,511		Biotest AG. (Preference)	319
100,999	*,e	Biotime, Inc	445
5,355,265	*	Bioton S.A.	128
381,981	e	Biovail Corp	14,179
375,772		Biovail Corp (Toronto)	14,007
10,095,422	*,e	Biovitrum AB	23,910
6,934		Boiron S.A.	190
6,476,202	e	Bristol-Myers Squibb Co	203,223
1,616,000	*	Broad Intelligence International Pharmaceutical Holdings Ltd	245
239,846	*	Bruker BioSciences Corp	3,245
435,451	*	BTG plc	1,683
32,850		Bukwang Pharmaceutical Co Ltd	421
143,119	*,e	Cadence Pharmaceuticals, Inc	937
14,475		Cadila Healthcare Ltd	224

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

240,869	*	Caliper Life Sciences, Inc	$2,522
185,189	*,e	Cambrex Corp	933
116,761	*	Cardiome Pharma Corp	399
2,957,520	*,e	Celgene Corp	183,129
660,603	*,e	Cell Therapeutics, Inc	700
209,143	*,e	Celldex Therapeutics, Inc	478
99,508		Celltrion, Inc	3,651
134,499	*,e	Cephalon, Inc	10,854
300,176	*,e	Cepheid, Inc	11,656
146,359	*,e	Charles River Laboratories International, Inc	4,189
210,559	*,e	Chelsea Therapeutics International, Inc	769
67,000		China Chemical & Pharmaceutical Co Ltd	39
238,000		China Medical System Holdings Ltd	158
1,940,000		China Pharmaceutical Group Ltd	469
586,000		China Shineway Pharmaceutical Group Ltd	717
17,280		Chong Kun Dang Pharm Corp	290
18,402		Choongwae Pharma Corp	234
265,183		Chugai Pharmaceutical Co Ltd	4,492
469,489		Cipla Ltd	2,688
508,587		Cipla Medpro South Africa Ltd	424
3,440,000		CK Life Sciences International Holdings, Inc	140
33,517	*	Clal Biotechnology Industries Ltd	135
108,129	*,e	Cleveland Biolabs, Inc	275
22,500		CMIC Co Ltd	401
100,872	*,e	Codexis, Inc	461
336,639	*,e	Columbia Laboratories, Inc	656
306,093	*,e	Combinatorx, Inc	300
44,252	*,e	Complete Genomics, Inc	260
8,198,000	*	Coolpoint Energy Ltd	80
144,055	*,e	Corcept Therapeutics, Inc	447
53,078	*,e	Cornerstone Therapeutics, Inc	340
110,891	*,e	Covance, Inc	5,040
798,138	e	CSL Ltd	22,659
327,772	*,e	Cubist Pharmaceuticals, Inc	11,577
313,203	*,e	Curis, Inc	990
197,258	*,e	Cytori Therapeutics, Inc	582
13,960		Daewoong Pharmaceutical Co Ltd	374
698,078	e	Daiichi Sankyo Co Ltd	14,552
231,625	e	Dainippon Sumitomo Pharma Co Ltd	2,546
832,000		Dawnrays Pharmaceutical Holdings Ltd	223
101,700		Dechra Pharmaceuticals plc	779
412,152	*,e	Dendreon Corp	3,709
223,643	*,e	Depomed, Inc	1,208
186,617	*	Deva Holding AS	173
20,049	*	Devgen	113
23,779	*	Diamyd Medical AB (B Shares)	31
8,955		Dong-A Pharmaceutical Co Ltd	677
182,075		Dr Reddy’s Laboratories Ltd	5,480
362,435	*,e	Durect Corp	584
119,772	*,e	Dusa Pharmaceuticals, Inc	443
384,294	*,e	Dyax Corp	484
464,932	*,e	Dynavax Technologies Corp	865

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

9,789		Egis Gyogyszergyar Rt	$658
95,153		EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS.	109
519,453	e	Eisai Co Ltd	20,959
171,663	*	Elan Corp plc	1,820
67,751	*,e	Elan Corp plc (ADR)	713
44,272		Elder Pharmaceuticals Ltd	344
3,830,236	e	Eli Lilly & Co	141,604
166,444	*,e	Emergent Biosolutions, Inc	2,568
320,127	*,e	Endo Pharmaceuticals Holdings, Inc	8,960
72,696	*,e	Endocyte, Inc	771
155,960	*,e	Enzo Biochem, Inc	401
182,871	*,e	Enzon Pharmaceuticals, Inc	1,287
133		EPS Co Ltd	302
202,727	*,e	eResearch Technology, Inc	904
16,130		Eurofins Scientific	1,219
128,488	*	Evolutec Group plc	100
134,852	*	Evotec AG.	404
211,649	*,e	Exact Sciences Corp	1,403
515,406	*	Exelixis, Inc	2,814
3,060,000	*	Extrawell Pharmaceutical Holdings Ltd	209
283,522		FAES FARMA S.A.	505
5,222		FDC Ltd	10
48,133	*,e	Fluidigm Corp	670
1,355,541	*	Forest Laboratories, Inc	41,737
41,502	*,e	Furiex Pharmaceuticals Inc	591
133,000		Fuso Pharmaceutical Industries Ltd	393
197,777	*	Galapagos NV	1,553
52,839	*	Genmab AS	308
68,989	*,e	Genomic Health, Inc	1,516
1,401,400	*	Genomma Lab Internacional S.A. de C.V.	2,341
109,086		Genus plc	1,773
582,407	*,e	Geron Corp	1,235
58,156		Gerresheimer AG.	2,434
5,660,014	*	Gilead Sciences, Inc	219,608
7,229,934		GlaxoSmithKline plc	149,190
9,220	*,e	Golf Trust Of America, Inc	81
7,863		Green Cross Corp	1,120
118,599	e	Grifols S.A.	2,212
78,050	*,e	GTx, Inc	261
78,000		Guangzhou Pharmaceutical Co Ltd	48
312,464	*,e	Halozyme Therapeutics, Inc	1,919
25,910	*	Han All Pharmarceutical Co	181
3,490		Handok Pharmaceuticals Co Ltd	36
6,736		Hanmi Holdings Co Ltd	123
5,884	*	Hanmi Pharm Co Ltd	338
95,097	*,e	Harvard Bioscience, Inc	401
185,928		Hikma Pharmaceuticals plc	1,643
51,231	e	Hisamitsu Pharmaceutical Co, Inc	2,462
51,771	*,e	Hi-Tech Pharmacal Co, Inc	1,740
10,700	*	Horizon Pharma, Inc	75
558,840	*	Hospira, Inc	20,677

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,660,000		Hua Han Bio-Pharmaceutical Holdings Ltd	$311
781,220	*,e	Human Genome Sciences, Inc	9,914
219,541	*,e	Idenix Pharmaceuticals, Inc	1,096
3,900		Il Dong Pharmaceutical Co Ltd	25
392,033	*,e	Illumina, Inc	16,042
2,924		Ilsung Pharmaceuticals Co Ltd	170
18,415		Ilyang Pharmaceutical Co Ltd	374
330,957	*,e	Immunogen, Inc	3,627
286,642	*,e	Immunomedics, Inc	917
287,617	*,e	Impax Laboratories, Inc	5,151
368,856	*,e	Incyte Corp	5,153
88,161	*,e	Infinity Pharmaceuticals, Inc	622
240,258	*,e	Inhibitex, Inc	591
119,763	*,e	Insmed, Inc	611
53,810	*,e	Intercell AG.	148
243,567	*,e	InterMune, Inc	4,920
1,490		Ipca Laboratories Ltd	8
33,900		Ipsen	1,020
202,918	*,e	Ironwood Pharmaceuticals, Inc	2,192
406,668	*,e	Isis Pharmaceuticals, Inc	2,757
254,834	*	ISTA Pharmaceuticals, Inc	879
137,316	*,e	Jazz Pharmaceuticals, Inc	5,701
19,000		JCR Pharmaceuticals Co Ltd	168
15,170		Jeil Pharmaceutical Co	148
9,496,227	e	Johnson & Johnson	605,005
12,347		Jubilant Organosys Ltd	50
228,521		Kaken Pharmaceutical Co Ltd	3,194
278,273	*,e	Keryx Biopharmaceuticals, Inc	835
54,600		Kissei Pharmaceutical Co Ltd	1,193
56,785	*	Komipharm International Co Ltd	470
208,977	*,e	KV Pharmaceutical Co (Class A)	282
81,330		Kwang Dong Pharmaceutical Co Ltd	203
104,336		Kyorin Co Ltd	2,182
1,166,187		Kyowa Hakko Kogyo Co Ltd	13,003
69,345	e	Laboratorios Almirall S.A.	487
29,984		Laboratorios Farmaceuticos Rovi S.A	208
59,962	*,e	Lannett Co, Inc	230
768,806	*,e	Lexicon Pharmaceuticals, Inc	707
18,990	*	LG Life Sciences Ltd	596
799,881	*	Life Technologies Corp	30,739
85,651	*,e	Ligand Pharmaceuticals, Inc (Class B)	1,172
1,270,000		Lijun International Pharmaceutical Holding Ltd	119
118,200		Livzon Pharmaceutical, Inc	200
341,068		Lonza Group AG.	20,551
149,094	*,e	Luminex Corp	3,305
213,582		Lupin Ltd	2,059
291,992	*,e	MannKind Corp	1,107
94,787	*,e	MAP Pharmaceuticals, Inc	1,386
122,961	e	Maxygen, Inc	673
95,375		MDS, Inc	843
512,291	e	Meda AB (A Shares)	4,675
377,084	*	Medicines Co	5,611

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

331,651	e	Medicis Pharmaceutical Corp (Class A)	$12,099
7,445	*	Medipost Co Ltd	738
151,251	*,e	Medivation, Inc	2,568
28,097	*	Medivir AB	368
35,955	e	Medtox Scientific, Inc	471
10,984,366	e	Merck & Co, Inc	359,299
292,992		Merck KGaA	23,999
134,450	*	Mesoblast Ltd	1,031
133,737	*,e	Metabolix, Inc	586
234,270	*,e	Mettler-Toledo International, Inc	32,788
361,843	*,e	Micromet, Inc	1,737
82,516		Mochida Pharmaceutical Co Ltd	946
185,869	*,e	Momenta Pharmaceuticals, Inc	2,137
29,508	*	Morphosys AG.	753
22,167,242	*,a	MPM Bioventures II	4,162
5,220,657	*	Mylan Laboratories, Inc	88,751
268,742	*,e	Myriad Genetics, Inc	5,036
321,430	*,e	Nabi Biopharmaceuticals	540
447,963	*,e	Nektar Therapeutics	2,173
75,139	*,e	Neostem, Inc	49
395,250	*,e	Neurocrine Biosciences, Inc	2,364
32,095	*,e	NeuroSearch AS	127
38,000	e	Nichi-iko Pharmaceutical Co Ltd	1,016
94,657	*,e	NicOx S.A.	134
425,550		Nippon Chemiphar Co Ltd	1,746
68,000		Nippon Shinyaku Co Ltd	873
10,388	*,e	Novacea, Inc	69
4,413,868		Novartis AG.	246,566
153,250		Novartis AG. (ADR)	8,547
554		Novartis India Ltd	9
360,977	*,e	Novavax, Inc	581
516,124		Novo Nordisk AS (Class B)	51,475
365,602	*,e	NPS Pharmaceuticals, Inc	2,380
68,874	*,e	Nymox Pharmaceutical Corp	563
78,752	*,e	Obagi Medical Products, Inc	714
47,555	*,e	OncoGenex Pharmaceutical, Inc	466
115	*	OncoTherapy Science, Inc	204
186,848	*,e	Oncothyreon, Inc	1,117
105,495	e	Ono Pharmaceutical Co Ltd	6,294
341,303	*,e	Onyx Pharmaceuticals, Inc	10,243
405,823	*,e	Opko Health, Inc	1,757
222,518	*,e	Optimer Pharmaceuticals, Inc	3,080
189,272		Orchid Chemicals & Pharmaceuticals Ltd	608
396,863	*,e	Orexigen Therapeutics, Inc	790
44,768	e	Orion Oyj (Class B)	901
73,955	*,e	Osiris Therapeutics, Inc	379
269,254		Otsuka Holdings KK	7,377
137,685	*,e	Pacific Biosciences of California, Inc	442
10,563	*,e	Pacira Pharmaceuticals, Inc	105
164,214	e	Pain Therapeutics, Inc	782
24,700	*	Paladin Labs, Inc	874
206,292	*,e	Par Pharmaceutical Cos, Inc	5,491

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

246,388	*,e	Parexel International Corp	$4,664
882,900	e	PDL BioPharma, Inc	4,900
258,092	*,e	Peregrine Pharmaceuticals, Inc	281
773,485	e	PerkinElmer, Inc	14,859
297,964	e	Perrigo Co	28,935
926		Pfizer Ltd	25
51,389,733		Pfizer, Inc	908,570
275,008	e	Pharmaceutical Product Development, Inc	7,057
186,454	*,e	Pharmacyclics, Inc	2,206
490,135	*,e	Pharmasset, Inc	40,372
157,944	*,e	PharmAthene, Inc	278
317,591	*,e	Pharmaxis Ltd	220
83,670	*,f	Pharmstandard (GDR) (purchased 08/04/10, cost $2,188)	1,599
193,000	*	Phytohealth Corp	207
145,992		Piramal Healthcare Ltd	1,060
123,849	*,e	Pozen, Inc	298
130,489	*,e	Progenics Pharmaceuticals, Inc	749
197,500	*	Pronova BioPharma AS	205
11,171,500		PT Kalbe Farma Tbk	4,090
30,459	*	Qiagen N.V.	423
663,087	*,e	Qiagen N.V. (NASDAQ)	9,170
305,391	*,e	Questcor Pharmaceuticals, Inc	8,325
170,363		Ranbaxy Laboratories Ltd	1,779
155,624	*,e	Raptor Pharmaceutical Corp	702
276,929		Recordati S.p.A.	2,411
211,545	*,e	Regeneron Pharmaceuticals, Inc	12,312
16,863		Richter Gedeon Nyrt	2,302
294,498	*,e	Rigel Pharmaceuticals, Inc	2,168
80,430	*	RNL BIO Co Ltd	483
1,100,597		Roche Holding AG.	177,760
171,000		Rohto Pharmaceutical Co Ltd	2,233
32,523	*,e	Sagent Pharmaceuticals	658
304,121	*,e	Salix Pharmaceuticals Ltd	9,002
215,652	*,e	Sangamo Biosciences, Inc	938
2,611,630		Sanofi-Aventis	171,785
381,900	*,e	Santarus, Inc	1,066
90,469		Santen Pharmaceutical Co Ltd	3,802
290,147	*,e	Savient Pharmaceuticals, Inc	1,190
20,600	e	Sawai Pharmaceutical Co Ltd	2,224
6,955		Schweizerhall Holding AG.	528
143,752	*,e	Sciclone Pharmaceuticals, Inc	548
384,510	*,e	Seattle Genetics, Inc	7,329
7,124	*	Seegene, Inc	465
153,800		Seikagaku Corp	1,800
397,024	*,e	Sequenom, Inc	2,021
216,000		Shandong Luoxin Pharmacy Stock Co Ltd	138
166,000		Shandong Xinhua Pharmaceutical Co Ltd	38
299,947	e	Shionogi & Co Ltd	4,438
2,864,006		Shire Ltd	89,313
195,108	e	Shire plc (ADR)	18,326
141,305	*,e	SIGA Technologies, Inc	462
2,058,000		Sihuan Pharmaceutical Holdings	753

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,260,000		Sino Biopharmaceutical	$1,487
4,254,176	*,a	Skyline Venture Fund II Ltd	245
976,029	*	Skyline Venture Fund III Ltd	214
339,199	*,e	Spectrum Pharmaceuticals, Inc	2,588
112,846		Stada Arzneimittel AG.	2,369
5,318		Stallergenes	344
246,100		Standard Chemical & Pharma	186
263,394		Strides Arcolab Ltd	1,891
53,955	*,e	Sucampo Pharmaceuticals, Inc (Class A)	201
118,612	*	Sun Pharmaceutical Industries Ltd	188
606,760		Sun Pharmaceuticals Industries Ltd	5,702
59,899	*,e	Sunesis Pharmaceuticals, Inc	74
98,082	*,e	Synta Pharmaceuticals Corp	319
10,800		Taiko Pharmaceutical Co Ltd	116
152,759	e,m	Taisho Pharmaceutical Co Ltd	3,786
46,400	*,e	Takara Bio, Inc	277
1,303,775	e	Takeda Pharmaceutical Co Ltd	61,836
213,000		Tanabe Seiyaku Co Ltd	3,960
150,707	*,e	Targacept, Inc	2,261
371,223		Tecan Group AG.	26,606
119,548	e	Techne Corp	8,130
526,850		Teva Pharmaceutical Industries Ltd	19,520
2,354,697		Teva Pharmaceutical Industries Ltd (ADR)	87,642
88,001	*	Theratechnologies, Inc	262
277,027	*,e	Theravance, Inc	5,579
1,566,835	*,e	Thermo Electron Corp	79,346
37,897	*	ThromboGenics NV	859
472,000		Tong Ren Tang Technologies Co Ltd	439
15,800	e	Torii Pharmaceutical Co Ltd	326
9,900		Towa Pharmaceutical Co Ltd	454
22,411	*,e	Transgene S.A.	243
16,072	*,e,m	Trius Therapeutics, Inc	101
55,933	e	Tsumura & Co	1,783
75,274		TTY Biopharm Co Ltd	207
990,803	e	UCB S.A.	42,225
1,670		Unichem Laboratories Ltd	5
13,440,000	*	United Gene High-Tech Group Ltd	191
694,000	e	United Laboratories Ltd	526
256,981	*,e	United Therapeutics Corp	9,634
1,456,102	*,a,e	Vanda Pharmaceuticals, Inc	7,208
502,773	*	Vectura Group plc	674
651,850	*,e	Vertex Pharmaceuticals, Inc	29,033
288,896	*,e	Vical, Inc	716
10,720		Virbac S.A.	1,738
401,461	*,e	Viropharma, Inc	7,254
333,663	*,e	Vivus, Inc	2,693
3,171,754	e	Warner Chilcott plc	45,356
447,159	*,e	Waters Corp	33,756
4,590,196	*,e	Watson Pharmaceuticals, Inc	313,281
528,000	*	Winteam Pharmaceutical Group Ltd	74
72,070	*	Wockhardt Ltd	562
13,448	*	WuXi PharmaTech Cayman, Inc (ADR)	157

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

155,900	*,e	Xenoport, Inc	$920
10,923		Yuhan Corp	993
214,410	*	Yungjin Pharmaceutical Co Ltd	161
170,000		YungShin Global Holding Corp	215
215,313	*,e	Zeltia S.A.	441
27,000		Zeria Pharmaceutical Co Ltd	462
245,610	*,e	ZIOPHARM Oncology, Inc	1,083
26,619	*,e	Zogenix, Inc	49

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	6,506,219

REAL ESTATE - 3.0%
335,881	e	Abacus Property Group	594
42,900	*	Able Chintai Holdings, Inc	228
162,576		Acadia Realty Trust	3,040
59,009		Acanthe Developpement S.A.	74
122,295		Acucap Properties Ltd	591
6,631	*	Advance Residence Investment Corp	12,011
637,788	*	Aedes S.p.A.	79
23,655		Aeon Mall Co Ltd	540
14,825		Affine S.A.	287
373,213	*	Afirma Grupo Inmobiliario S.A.	64
125,786	*	Africa Israel Investments Ltd	358
14,138	*	Africa Israel Properties Ltd	104
14,200	*	AG Mortgage Investment Trust	266
3,174,000	e	Agile Property Holdings Ltd	2,059
66,293	e	Agree Realty Corp	1,444
356,200		AIMS AMP Capital Industrial REIT	270
61,110	*	Airport City Ltd	235
32,000		Airport Facilities Co Ltd	132
36,608		Akmerkez Gayrimenkul Yatirim Ortakligi AS	428
8,179	e	Alexander’s, Inc	2,953
179,908		Alexandria Real Estate Equities, Inc	11,045
261,684		Aliansce Shopping Centers S.A.	1,751
1,188,770	e	Allan Gray Property Trust	986
17,091,079		Allco Commercial Real Estate Investment Trust	10,379
695		Alliances Developpement Immobilier S.A.	56
27,817		Allied Properties Real Estate Investment Trust	615
16,998		Allreal Holding AG.	2,628
148,718		Alony Hetz Properties & Investments Ltd	640
5,797	*	AL-ROV Israel Ltd	116
6,102		Alrov Properties and Lodgings Ltd	79
87,509		Alstria Office REIT-AG.	1,027
1,620,400		Amata Corp PCL (Foreign)	570
1,089,482		AMB Property Corp	26,420
2,508,451	*	Amer Group Holding	439
216,739		American Assets Trust,Inc	3,890
365,404	e	American Campus Communities, Inc	13,597
498,595	e	American Capital Agency Corp	13,512
17,900	*	American Capital Mortgage, Inc	299
133,683		Amot Investments Ltd	323
1,104,875		AMP NZ Office Trust	724
332,632		Anant Raj Industries Ltd	388

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,530,392		Annaly Capital Management, Inc	$75,340
85,248		Ansal Properties & Infrastructure Ltd	56
547,273		Anworth Mortgage Asset Corp	3,721
541,127		Apartment Investment & Management Co (Class A)	11,970
66,368		Apollo Commercial Real Estate Finance, Inc	874
202,544	*,e	ARMOUR Residential REIT, Inc	1,377
75,351		Artis Real Estate Investment Trust	889
719,000	f	Ascendas India Trust (purchased 05/31/11, cost $565)	422
2,206,619		Ascendas Real Estate Investment Trust	3,403
838,586		Ascott Residence Trust	644
250,714		Ashford Hospitality Trust, Inc	1,760
2,164,680		Asian Property Development PCL (Foreign)	377
730,169		Aspen Group	277
267,673	e	Associated Estates Realty Corp	4,138
3,318		Atenor Group	138
390,806		Atrium European Real Estate Ltd	1,860
359,319		Australand Property Group	790
462,846		AvalonBay Communities, Inc	52,788
36,227	*,e	Avatar Holdings, Inc	296
7,582,323		Ayala Land, Inc	2,504
9,247,920	m	Ayala Land, Inc (Preference)	21
74,082		Babcock & Brown Japan Property Trust	147
9,897,400	*	Bangkokland PCL	158
1,583		Bayside Land Corp	295
33,980		Befimmo SCA Sicafi	2,547
1,878,000		Beijing Capital Land Ltd	334
706,000		Beijing North Star Co	103
3,148,950	*	Belle Corp	238
1,301,413		Beni Stabili S.p.A.	685
27,000		Beni Stabili S.p.A. (Paris)	14
156,875		Big Yellow Group plc	582
670,047		BioMed Realty Trust, Inc	11,103
233		BLife Investment Corp	1,390
70,959		Boardwalk Real Estate Investment Trust	3,263
917,231		Boston Properties, Inc	81,725
647,956		BR Malls Participacoes S.A.	6,620
266,311		BR Properties S.A.	2,419
240,900		Brandywine Realty Trust	1,930
293,300		Brasil Brokers Participacoes S.A.	923
150,383	e	BRE Properties, Inc (Class A)	6,367
435,776	*	Brioschi Sviluppo Immobiliare	70
129,985		British Israel Investments Ltd	393
839,207		British Land Co plc	6,181
617,700		Brookfield Asset Management, Inc	17,084
5,708	*	Brookfield Multiplex Group	418
45,000	e	Brookfield Office Properties, Inc	620
605,528		Brookfield Office Properties, Inc (Toronto)	8,373
786,403		Bunnings Warehouse Property Trust	1,285
11,150,000	e	C C Land Holdings Ltd	1,616
90,089	*	CA Immobilien Anlagen AG.	1,087
789,000		Cache Logistics Trust	577
85,275		Calloway Real Estate Investment Trust	2,094

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,191,840		Cambridge Industrial Trust	$417
415,037		Camden Property Trust	22,935
122,445	e	Campus Crest Communities, Inc	1,332
60,891		Canadian Apartment Properties REIT	1,226
82,156		Canadian Real Estate Investment Trust	2,797
3,807,974	e	CapitaCommercial Trust	2,909
779,224		Capital & Counties Properties	2,036
571,715	*	Capital & Regional plc	314
443,998		Capital Lease Funding, Inc	1,603
1,741,022		Capital Property Fund	1,844
1,464,404	e	CapitaLand Ltd	2,732
2,612,474		CapitaMall Trust	3,623
1,609,480		CapitaMalls Asia Ltd	1,483
432,100		CapitaMalls Malaysia Trust	177
837,000		CapitaRetail China Trust	744
425,781		Capstead Mortgage Corp	4,914
353,579		Castellum AB	4,308
1,923,000		Cathay Real Estate Development Co Ltd	761
–	*,e	CB Richard Ellis Group, Inc (Class A)	0	^
680,822		CBL & Associates Properties, Inc	7,734
936,276	*	CBRE Group, Inc	12,602
861,000	e	CDL Hospitality Trusts	989
392,371		Cedar Shopping Centers, Inc	1,220
1,314,000		Central China Real Estate Ltd	259
98,000		Central Pattana PCL (Foreign)	107
2,575	*	Centro Properties Group	0	^
1,581,031	*,e	Centro Retail Group	417
2,445,725		CFS Gandel Retail Trust	4,104
953,000		CH Karnchang PCL	181
695,438		Challenger Diversified Property Group	330
4,555,636	e	Champion Real Estate Investment Trust	1,740
873,411		Charter Hall Group	1,402
49,598		Chatham Lodging Trust	492
144,271	e	Chesapeake Lodging Trust	1,741
5,590,813		Cheuk Nang Holdings Ltd	1,894
1,956,607		Cheung Kong Holdings Ltd	21,212
7,214,578		Chimera Investment Corp	19,984
1,300,000		China Aoyuan Property Group Ltd	123
2,092,000		China Chengtong Development Group Ltd	81
7,709,080	e	China Overseas Land & Investment Ltd	11,011
652,000	*	China Properties Group Ltd	146
5,948,000	e	China Resources Land Ltd	6,397
1,867,000		China SCE Property Holdings Ltd	420
3,902,000		China South City Holdings Ltd	488
2,130,520		China Vanke Co Ltd	1,831
335,500	e	Chinese Estates Holdings Ltd	555
271,690		Chong Hong Construction Co	571
128,619	e	City Developments Ltd	933
240,670		Citycon Oyj	823
40,641	*	CLS Holdings plc	368
734,000	*	Coastal Greenland Ltd	28
19,869		Cofinimmo	2,339

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

200,973		Cogdell Spencer, Inc	$758
26,001	*	Colonia Real Estate AG.	137
439,017		Colonial Properties Trust	7,973
133,943	e	Colony Financial, Inc	1,731
41,498		Cominar Real Estate Investment Trust	851
5,304,581	e	Commonwealth Property Office Fund	4,565
20,506	e	Consolidated-Tomoka Land Co	538
91,624	e	Conwert Immobilien Invest AG.	1,102
80,345		Coresite Realty	1,153
51,497		Corio NV	2,373
187,746		Corporate Office Properties Trust	4,089
7,295,000	e	Country Garden Holdings Co Ltd	2,016
510,126		Cousins Properties, Inc	2,984
1,021		Crescendo Investment Corp	536
228,785		CreXus Investment Corp	2,032
1,222,570		Cromwell Group	789
11,180,000		CSI Properties Ltd	242
526,700	*	CubeSmart	4,493
317,851	e	CYS Investments, Inc	3,843
1,379	e	DA Office Investment Corp	3,567
75,100		Daibiru Corp	528
415,000	*	Daikyo, Inc	666
1,245,900		Daiman Development BHD	689
112,465	e	Daito Trust Construction Co Ltd	10,311
517,879		Daiwa House Industry Co Ltd	6,631
2,700,251		DB RREEF Trust	2,128
1,287,633	e	DCT Industrial Trust, Inc	5,653
1,174,183	e	DDR Corp	12,799
409,483		Delta Corp Ltd	823
141,521		Derwent London plc	3,154
66,143	e	Deutsche Euroshop AG.	2,217
104,168		Deutsche Wohnen AG.	1,384
172,389		Development Securities plc	509
879,471	e	DiamondRock Hospitality Co	6,148
72,893	e	DIC Asset AG.	555
610,979	e	Digital Realty Trust, Inc	33,702
6,323,418		DLF Ltd	28,005
223,981	e	Douglas Emmett, Inc	3,830
177,321		Douja Promotion Groupe Addoha S.A.	1,707
454,637		Duke Realty Corp	4,774
33,194		Dundee Real Estate Investment Trust	1,006
236,828	e	DuPont Fabros Technology, Inc	4,663
234,637	e	Dynex Capital, Inc	1,891
432,600		Eastern & Oriental BHD	194
121,189	e	EastGroup Properties, Inc	4,622
432,477		Education Realty Trust, Inc	3,715
19,877	*	Elbit Imaging Ltd	45
14,911	*	Electra Real Estate Ltd	42
503,234		Emira Property Fund	726
1,304,821		Emlak Konut Gayrimenkul Yatiri	1,671
4,902,666		Emperor International Holdings	694

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

222,766		Entertainment Properties Trust	$8,683
170,153	e	Equity Lifestyle Properties, Inc	10,669
216,568		Equity One, Inc	3,435
1,000,385		Equity Residential	51,890
226,896	e	Essex Property Trust, Inc	27,237
36,007		Eurobank Properties Real Estate Investment Co	193
59,253		Eurocommercial Properties NV	2,281
9,201,000		Evergrande Real Estate Group	2,812
101,099		Excel Trust, Inc	973
48,300		Extendicare Real Estate Investment Trust	324
423,828		Extra Space Storage, Inc	7,896
217,253		Fabege AB	1,642
4,710,000		Fantasia Holdings Group Co Ltd	371
1,639,003		Far East Consortium	259
335,700		Farglory Land Development Co Ltd	540
91,274	*	Fastighets AB Balder	328
204,271	e	Federal Realty Investment Trust	16,834
740,807	*	FelCor Lodging Trust, Inc	1,726
17,839,000		Filinvest Land, Inc	444
94,280		First Capital Realty, Inc	1,529
446,003	*	First Industrial Realty Trust, Inc	3,568
203,361	e	First Potomac Realty Trust	2,536
585,000		First Real Estate Investment Trust	338
39,010	*	FirstService Corp	1,009
925,592	e	FKP Property Group	395
25,120		Fonciere Des Regions	1,752
491,155	*,e	Forest City Enterprises, Inc (Class A)	5,236
146,869	*	Forestar Real Estate Group, Inc	1,602
1,618,849	e	Fortune Real Estate Investment Trust	702
281,617	e	Franklin Street Properties Corp	3,185
6,035,200		Franshion Properties China Ltd	942
637,000		Frasers Centrepoint Trust	697
534		Frontier Real Estate Investment Corp	4,727
139	*	Fukuoka REIT Corp	903
725	*	Future Mall Management Ltd	1
137,120		GAGFAH S.A.	828
15,600		Gazit, Inc	264
20,867		Gecina S.A.	1,824
1,724,712		General Growth Properties, Inc	20,869
69,900	*	General Shopping Brasil S.A.	372
108,596	e	Getty Realty Corp	1,566
42,240	e	Gladstone Commercial Corp	662
469,784		Glimcher Realty Trust	3,326
341,729	*	Global Logistic Properties	429
267	e	Global One Real Estate Investment Corp	2,046
4,153,000	*	Global-Estate Resorts, Inc	192
101,029	*	Globe Trade Centre S.A.	356
1,414,000		Glorious Property Holdings Ltd	188
184,721	f	Gold Wheaton Gold Corp (GDR) (purchased 04/28/11, cost $1,519)	673
72,390		Goldcrest Co Ltd	1,330
934,968	e	Goodman Property Trust	696

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

131,880		Government Properties Income Trust	$2,837
884,831		GPT Group (ASE)	2,661
556,110	e	Grainger plc	746
825,011		Great Eagle Holdings Ltd	1,780
519,328		Great Portland Estates plc	2,736
1,047,500		Greentown China Holdings Ltd	493
2,240,171		Growthpoint Properties Ltd	4,916
8,476,400	*,e	Guangzhou Investment Co Ltd	1,095
5,275,936	e	Guangzhou R&F Properties Co Ltd	3,883
1,198,000		GZI Real Estate Investment Trust	517
18,000		H&R Real Estate Investment Trust	360
664,815		Hammerson plc	3,892
111,622		Hang Lung Group Ltd	569
792,071		Hang Lung Properties Ltd	2,357
81		Hankyu Reit, Inc	375
345,179		Hatteras Financial Corp	8,685
1,070,593		HCP, Inc	37,535
487,210		Health Care REIT, Inc	22,801
324,082	e	Healthcare Realty Trust, Inc	5,461
235,000		Heiwa Real Estate Co Ltd	503
124,877		Helical Bar plc	377
14,816		Heliopolis Housing	33
1,096,098	e	Henderson Land Development Co Ltd	4,921
638,514		Hersha Hospitality Trust	2,209
453,000		Highwealth Construction Corp	749
333,985	e	Highwoods Properties, Inc	9,438
1,008,800		HKR International Ltd	344
376,000	e	Ho Bee Investment Ltd	378
203,495		Home Properties, Inc	11,550
481,000	*	Hong Fok Corp Ltd	149
290,000		Hongkong Land Holdings Ltd	1,285
52,000		Hopefluent Group Holdings Ltd	11
994,387		Hopewell Holdings	2,853
1,246,000	e	Hopson Development Holdings Ltd	701
727,735		Hospitality Properties Trust	15,450
2,442,178		Host Marriott Corp	26,717
358,399	*	Housing Development & Infrastruture Ltd	711
62,503	*,e	Howard Hughes Corp	2,631
130,446		HRPT Properties Trust	2,475
614,389		Huaku Development Co Ltd	1,297
154,000		Huang Hsiang Construction Co	288
88,900		Hudson Pacific Properties	1,034
292,523		Hufvudstaden AB (Series A)	2,824
83,200		Hulic Co Ltd	936
299,000		Hung Ching Development Co	133
565,362		Hung Poo Real Estate Development Corp	444
952,000		Hung Sheng Construction Co Ltd	382
2,476,000		Hutchison Harbour Ring Ltd	196
161,587		Hyprop Investments Ltd	1,081
1,026,976		Hysan Development Co Ltd	3,111
49,592		Icade	3,875
1,496,932		IGB Corp BHD	892

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

78,500		Iguatemi Empresa de Shopping Centers S.A.	$1,315
20,000		Iida Home Max	169
1,452,000		IJM Land BHD	885
339,307		Immobiliare Grande Distribuzione	502
685,563	*,e	IMMOFINANZ Immobilien Anlagen AG	1,938
691,248		Indiabulls Real Estate Ltd	1,026
287		Industrial & Infrastructure Fund Investment Corp	1,480
122,941		Industrial Buildings Corp	178
5,316,963		ING Office Fund	3,100
418,439		Inland Real Estate Corp	3,055
110,300		InnVest Real Estate Investment Trust	455
1,845		Intershop Holdings	653
9,356		Intervest Offices	245
457,216		Invesco Mortgage Capital, Inc	6,460
363,541	e	Investors Real Estate Trust	2,617
1,100,963		Is Gayrimenkul Yatirim Ortakligi AS	690
397,412	*,e	iStar Financial, Inc	2,313
120,878	*,e	IVG Immobilien AG.	423
85,506	*	IVR Prime Urban Developers Ltd	50
686		Japan Excellent, Inc	3,066
266	*,e	Japan Logistics Fund Inc	2,324
1,966	e	Japan Prime Realty Investment Corp	5,048
472	e	Japan Real Estate Investment Corp	4,615
1,456		Japan Rental Housing Investments, Inc	570
6,170	*	Japan Retail Fund Investment Corp	9,920
52,000		Jereissati Participacoes S.A.	37
75,354		Jerusalem Economy Ltd	490
283,800		JHSF Participacoes S.A.	611
1,150,650		Jiangsu Future Land Co Ltd	535
1,015		Joint Reit Investment Corp	3,746
222,082	e	Jones Lang LaSalle, Inc	11,506
5,024	*	JW Construction Holding S.A.	10
1,369,036	e	K Wah International Holdings Ltd	270
3,020,000	*	Kaisa Group Holdings Ltd	728
228,480		KEE TAI Properties Co Ltd	108
1,185	*	Kenedix Realty Investment Corp	3,862
3,075	*,e	Kenedix, Inc	369
96,230	e	Kennedy-Wilson Holdings, Inc	1,020
4,080,546	e	Keppel Land Ltd	7,970
1,830,140		Kerry Properties Ltd	5,842
58,900	e	Killam Properties, Inc	601
248,709	e	Kilroy Realty Corp	7,785
1,520,129	e	Kimco Realty Corp	22,848
109,000		Kindom Construction Co	71
453,600		King’s Town Construction Co Ltd	287
334,820	e	Kite Realty Group Trust	1,225
1,009,141	e	Kiwi Income Property Trust	819
5,363,278		KLCC Property Holdings BHD	5,332
75,987	e	Klepierre	2,130
240,045		Klovern AB	873
3,125,130		Kowloon Development Co Ltd	2,659
488,000		K-REIT Asia	372

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

97,400		KrisAssets Holdings BHD	$125
205,554		Kungsleden AB	1,397
470,000	*	Kuoyang Construction Co Ltd	192
2,731,500	e	KWG Property Holding Ltd	1,013
37,423,000		Lai Fung Holdings Ltd	889
7,827,000	*	Lai Sun Development	128
1,723,711		Land Securities Group plc	17,131
445,735	e	LaSalle Hotel Properties	8,558
2,087		Leasinvest Real Estate SCA	173
363,903		Lend Lease Corp Ltd	2,444
186,011	*,e	Leopalace21 Corp	406
614,819	e	Lexington Corporate Properties Trust	4,021
539,162		Liberty International plc	2,734
206,652		Liberty Property Trust	6,016
3,107,211	e	Link Real Estate Investment Trust	9,817
1,787,000		Lippo-Mapletree Indonesia Retail Trust	731
220,000		Liu Chong Hing Investment	180
584,000		Long Bon International Co Ltd	210
1,974,500		Longfor Properties Co Ltd	1,960
2,323,300		LPN Development PCL	822
121,600		LPN Development PCL (ADR)	43
63,700		LPS Brasil Consultoria de Imoveis S.A.	1,021
181,216		LTC Properties, Inc	4,588
526,694	e	Macerich Co	22,453
156,299		Mack-Cali Realty Corp	4,181
830,047		Macquarie CountryWide Trust	2,494
3,420,572		Macquarie Goodman Group	1,874
3,055,590		Macquarie MEAG Prime REIT	1,354
655,484	e	Macquarie Office Trust	2,110
259,727	*	Maguire Properties, Inc	548
1,037,000		Mah Sing Group BHD	569
35,779	*,e,m	Mapeley Ltd	236
2,178,360		Mapletree Industrial Trust	1,792
1,846,523	e	Mapletree Logistics Trust	1,196
463,192		Medical Properties Trust, Inc	4,146
13,590	*	Medinet Nasr Housing	26
15,955,000	f	Megaworld Corp (purchased 12/09/10, cost $801)	608
25,365		Melisron Ltd	372
42,916		Mercialys S.A	1,529
263,009		Metric Property Investments plc	407
1,716,593		MFA Mortgage Investments, Inc	12,050
401	e	MID Reit, Inc	1,014
169,567		Mid-America Apartment Communities, Inc	10,211
1,792,929	e	Midland Holdings Ltd	737
2,480,000		Mingfa Group	716
2,658,000		Minmetals Land Ltd	246
1,721,908		Mirvac Group	1,893
310,434	e	Mission West Properties, Inc	2,356
1,216,837		Mitsubishi Estate Co Ltd	19,739
1,556,322		Mitsui Fudosan Co Ltd	24,587
6,630		Mobimo Holding AG.	1,594
140,047	e	Monmouth Real Estate Investment Corp (Class A)	1,111

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

38,521		Morguard Real Estate Investment Trust	$544
1,427		Mori Hills REIT Investment Corp	4,801
865	e	Mori Trust Sogo Reit, Inc	7,970
111,496		Multiplan Empreendimentos Imobiliarios S.A.	2,067
360,700		Naim Holdings BHD	188
100,020		National Health Investors, Inc	4,214
467,939		National Retail Properties, Inc	12,574
1,520,000	*	Neo-China Land Group Holdings Ltd	221
4,856,666	e	New World China Land Ltd	1,172
16,338,427		New World Development Ltd	15,622
452,756	e	Newcastle Investment Corp	1,843
50,764		Nieuwe Steen Investments NV	754
272	*	Nippon Accommodations Fund, Inc	1,926
108	e	Nippon Building Fund, Inc	1,118
48,098	*	Nitsba Holdings 1995 Ltd	352
74,929		Nomura Real Estate Holdings, Inc	1,134
503		Nomura Real Estate Office Fund, Inc	3,067
233		Nomura Real Estate Residential Fund, Inc	1,043
31,669		Northern Property Real Estate Investment Trust	823
393,764	e	NorthStar Realty Finance Corp	1,299
535,190		Norwegian Property ASA	713
175,270		NRDC Acquisition Corp	1,942
1,181	e	NTT Urban Development Corp	858
410,858	e	Omega Healthcare Investors, Inc	6,545
62,004	e	One Liberty Properties, Inc	909
757	*	Orix JREIT, Inc	3,479
499,000	*	Oxley Holdings Ltd	123
1,228,000		Pacific Century Premium Developments Ltd	160
825,654	*	Palm Hills Developments SAE	172
140,920		Paramount Corp BHD	71
514,000		Parkway Life Real Estate Investment Trust	717
149,704	e	Parkway Properties, Inc	1,648
830,165		Parque Arauco S.A	1,360
358,802	*	Parsvnath Developers Ltd	473
67,519	*	Patrizia Immobilien AG.	316
226,460		PAZ Corp S.A.	85
251,317		Pebblebrook Hotel Trust	3,933
234,063		Peet Ltd	261
279,649		Pennsylvania Real Estate Investment Trust	2,162
111,058		Pennymac Mortgage Investment Trust	1,766
446,920		Phoenix Mills Ltd	1,954
307,078	e	Piedmont Office Realty Trust, Inc	4,965
815,080	*	Pirelli & C Real Estate S.p.A.	226
398,526	e	Plum Creek Timber Co, Inc	13,833
2,920,000	e	Poly Hong Kong Investment Ltd	881
7,091,160		Polytec Asset Holdings Ltd	512
226,571	e	Post Properties, Inc	7,871
185,678		Potlatch Corp	5,853
952,000		Powerlong Real Estate Holdings Ltd	155
329		Premier Investment Co	1,289
970,670		Prestige Estates Projects Ltd	1,814
2,257,100		Preuksa Real Estate PCL (Foreign)	1,030

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

51,816		Primaris Retail Real Estate Investment Trust	$1,014
133,366		Primary Health Properties plc	686
588,600		Prince Housing & Development Corp	415
3,637		Property & Building Corp	141
2,466,000		Prosperity REIT	438
126,960		PS Business Parks, Inc	6,290
78,154		PSP Swiss Property AG.	7,014
8,067,500	*	PT Agung Podomoro Land Tbk	290
24,683,000		PT Alam Sutera Realty Tbk	1,067
43,477,000		PT Bakrieland Development Tbk	544
9,218,000		PT Bumi Serpong Damai	902
8,439,000		PT Ciputra Development Tbk	484
4,321,000		PT Ciputra Property Tbk	209
8,872,000	*	PT Intiland Development Tbk	229
32,236,313		PT Lippo Karawaci Tbk	2,471
3,515,000	*	PT Pakuwon Jati Tbk	309
20,729,500	*	PT Sentul City Tbk	580
4,496,000		PT Summarecon Agung Tbk	507
657,936		Public Storage, Inc	73,261
2,003,815	f	Puravankara Projects Ltd (purchased 01/21/08, cost $7,383)	2,675
8,592,800		Quality House PCL	396
758,306	*	Quintain Estates & Development plc	473
265,022		Radium Life Tech Co Ltd	206
163,644	e	RAIT Investment Trust	555
229,630		Ramco-Gershenson Properties	1,883
1,005,315		Raven Russia Ltd	853
1,338,466		Rayonier, Inc	49,242
225,280	e	Realty Income Corp	7,263
3,064,590		Redefine Income Fund Ltd	3,032
351,956		Redwood Trust, Inc	3,931
29,934,000	e	Regal Real Estate Investment Trust	5,856
279,719	e	Regency Centers Corp	9,882
16,906,500		Renhe Commercial Holdings Co Ltd	1,801
305,389		Resilient Property Income Fund Ltd	1,231
273,001	e	Resource Capital Corp	1,365
386,793		RioCan Real Estate Investment Trust	9,597
104,864	e	RLJ Lodging Trust	1,339
2,389,100		Robinsons Land Corp	613
474,200		Rojana Industrial Park PCL	110
495,000		Ruentex Development Co Ltd	482
2,480,188		S.A. Corporate Real Estate Fund	997
5,056,000		Sabana Shari’ah Compliant Industrial REIT	3,312
228,821		Sabra Healthcare REIT, Inc	2,183
38,790		Sankei Building Co Ltd	189
2,480,483		Sansiri PCL	380
59,568		Saul Centers, Inc	2,014
260,506		Savills plc	1,154
166,970		SC Global Developments Ltd	143
730,938		Segro plc	2,493
678,399		Senior Housing Properties Trust	14,613
656,545		Shaftesbury plc	4,743

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

542,840		Shanghai Jinqiao Export Processing Zone Development Co Ltd	$400
1,217,200		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	1,365
21,738,000	e	Shanghai Real Estate Ltd	1,009
650,000		Shanghai Zendai Property Ltd	15
4,666,000		Shenzhen Investment Ltd	854
335,100	*	Shenzhen Special Economic Zone Real Estate & Properties Group Co Ltd	103
6,222,500	e	Shimao Property Holdings Ltd	4,674
693,450	*	Shining Building Business Co Ltd	635
42,200	e	Shoei Co Ltd	335
7,338,305	e	Shui On Land Ltd	1,766
2,750,000		Silver Grant International	489
1,658,897		Simon Property Group, Inc	182,446
214,000		Singapore Land Ltd	949
1,341,259	e	Sino Land Co	1,771
2,132,000	*	Sinolink Worldwide Holdings Ltd	149
14,216,557		Sino-Ocean Land Holdings Ltd	4,527
1,218,638		Sinpas Gayrimenkul Yatirim Ortakligi AS	944
561,800		Sinyi Realty Co	724
66,083		Six of October Development & Investment	142
522,165		SL Green Realty Corp	30,364
2,362,662		SM Development Corp	397
6,642,652		SM Prime Holdings	1,845
270,179		Sobha Developers Ltd	1,190
6,768		Societe de la Tour Eiffel	384
16,183	e	Societe Immobiliere de Location pour l’Industrie et le Commerce	1,562
7,303,500		Soho China Ltd	4,611
28,700		Sonae Sierra Brasil S.A.	339
407,779	*	Songbird Estates plc	738
98,000		Soundwill Holdings Ltd	91
125,503		Sovran Self Storage, Inc	4,665
1,212,475		SP Setia BHD	1,473
67,678	*	Sparkassen Immobilien AG.	357
2,945,929	e	SPG Land Holdings Ltd	593
567,976		Sponda Oyj	2,133
312,730		ST Modwen Properties plc	569
119,208	*,e	St. Joe Co	1,787
62,477	e	STAG Industrial, Inc	637
622,318		Starwood Property Trust, Inc	10,679
4,184,062		Stockland Trust Group	11,646
945,726	*	Strategic Hotels & Resorts, Inc	4,076
23,870		Sumitomo Real Estate Sales Co Ltd	1,011
679,362		Sumitomo Realty & Development Co Ltd	13,059
109,493		Summit Hotel Properties, Inc	773
93,470	e	Sun Communities, Inc	3,289
1,865,047		Sun Hung Kai Properties Ltd	21,397
936,000	*	Sunac China Holdings Ltd	167
2,514,000		Sunlight Real Estate Investment Trust	647
640,674	*,e	Sunstone Hotel Investors, Inc	3,645

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,309,000		Suntec Real Estate Investment Trust	$2,893
1,704,952		Sunteck Realty Ltd	10,792
694,222	*	Sunway BHD	411
1,213,000		Sunway Real Estate Investment	421
2,691,000		Supalai PCL	1,125
1,122,114	e	Swire Pacific Ltd (Class A)	11,530
85,660		Swiss Prime Site AG.	6,902
93,619		Sycom Property Fund	245
1,047,200		TA Global BHD	94
72,555	*,e	TAG Tegernsee Immobilien und Beteiligungs AG.	585
864,000		TAI Cheung Holdings	575
391,741	*	Taiwan Land Development Corp	150
1,213,041	*	Talaat Moustafa Group	746
21,181,700		Tanayong PCL	400
472,963	e	Tanger Factory Outlet Centers, Inc	12,302
368,622		Taubman Centers, Inc	18,545
137,437		Technopolis plc	581
57,003	*,e	Tejon Ranch Co	1,361
59,492	e	Terreno Realty Corp	763
745,000	*,e	Thomas Properties Group, Inc	1,699
1,316,800		Ticon Industrial Connection PCL	501
53,341	*	TK Development	138
106,800		TOC Co Ltd	514
28,400		Toho Real Estate Co Ltd	152
3,346,482		Tokyo Tatemono Co Ltd	10,184
1,980,329		Tokyu Land Corp	7,118
28,000		Tokyu Livable, Inc	250
296	*	Tokyu REIT, Inc	1,588
148,000		Tomson Group Ltd	35
901		Top REIT Inc	4,883
218,242		Torunlar Gayrimenkul Yatirim Ortakligi AS	591
14,449	e	Tosei Corp	3,915
685,760	e	Two Harbors Investment Corp	6,055
715,885		UDR, Inc	15,850
994,596	*	UEM Land Holdings BHD	537
48,126	e	UMH Properties, Inc	437
109,877		Unibail	19,606
372,571	*	Unite Group plc	957
7,639,635	*	Unitech Corporate Parks plc	2,993
16,809,188		Unitech Ltd	8,918
6,770,000	*	United Energy Group Ltd	818
1,202,637		United Overseas Land Ltd	3,790
11,343		United Urban Investment Corp	11,877
46,093	e	Universal Health Realty Income Trust	1,549
91,354	e	Urstadt Biddle Properties, Inc (Class A)	1,459
24,524		Vastned Offices/Industrial	319
25,284		Vastned Retail NV	1,200
1,295,987	e	Ventas, Inc	64,022
7,557,000		Vista Land & Lifescapes, Inc	524
687,944		Vornado Realty Trust	51,334
182,555		Vukile Property Fund Ltd	324
117,890		Wallenstam Byggnads AB (B Shares)	1,070

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

22,047		Warehouses De Pauw SCA	$1,090
270,275	e	Washington Real Estate Investment Trust	7,616
215,888	e	Weingarten Realty Investors	4,570
3,525		Wereldhave Belgium NV	306
31,574		Wereldhave NV	2,221
7,541,788		Westfield Group	55,928
7,246,585		Westfield Retail Trust	16,865
1,527,678		Weyerhaeuser Co	23,755
2,035,213	e	Wharf Holdings Ltd	10,041
1,564,857		Wheelock & Co Ltd	4,630
374,097		Wheelock Properties S Ltd	462
27,832		Whitestone REIT	310
178,057		Wihlborgs Fastigheter AB	2,249
720,267		Wing Tai Holdings Ltd	667
115,672	e	Winthrop Realty Trust	1,005
275,702		Workspace Group plc	926
965,000	e	Yanlord Land Group Ltd	517
150,759		YNH Property BHD	80
727,600	*	YTL Land & Development BHD	190
538,000		Yuzhou Properties Co	113
4,782,800	*	Zhong An Real Estate Ltd	611
550,000	*	Zhuguang Holdings Group Co Ltd	77
56,590	*	Zueblin Immobilien Holding AG.	180

		TOTAL REAL ESTATE	2,638,489

RETAILING - 3.8%
164,729	*,e	1-800-FLOWERS.COM, Inc (Class A)	382
197,562	*	99 Cents Only Stores	3,639
348,324	e	Aaron’s, Inc	8,795
17,901		ABC-Mart, Inc	688
543,059	e	Abercrombie & Fitch Co (Class A)	33,431
397,500	e	Advance Auto Parts, Inc	23,095
412,350	*,e	Aeropostale, Inc	4,458
55,200		Alpen Co Ltd	1,025
1,951,614	*	Amazon.com, Inc	421,998
851,772	e	American Eagle Outfitters, Inc	9,983
38,177	*	America’s Car-Mart, Inc	1,108
30,726		Amsterdam Commodities NV	395
300,134	*,e	Ann Taylor Stores Corp	6,855
46,600		AOKI Holdings, Inc	714
72,341		Aoyama Trading Co Ltd	1,254
85,284		ARB Corp Ltd	666
40,900		Arc Land Sakamoto Co Ltd	811
17,200		Asahi Co Ltd	413
116,388	*,e	Asbury Automotive Group, Inc	1,919
26,400	e	ASKUL Corp	378
248,550	*	ASOS plc	5,856
125,104	*,e	Audiovox Corp (Class A)	687
274,000		Aurora Corp	391
46,778		Autobacs Seven Co Ltd	2,099
172,439		Automotive Holdings Group	318
119,981	*,e	Autonation, Inc	3,933

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

203,917	*,e	Autozone, Inc	$65,088
80,479		B2W Companhia Global Do Varejo	629
129,094	e	Barnes & Noble, Inc	1,527
50,661		BasicNet S.p.A	128
146,028	e	Bebe Stores, Inc	981
2,173,145	*,e	Bed Bath & Beyond, Inc	124,542
6,046,600	e,f	Belle International Holdings Ltd (purchased 10/06/09, cost $8,290)	10,424
31,300		Belluna Co Ltd	271
1,201,109	e	Best Buy Co, Inc	27,986
66,000	*	Best Denki Co Ltd	187
37,962		Beter BED Holding NV	691
2,010	e	BIC CAMERA, Inc	1,090
124,836	e	Big 5 Sporting Goods Corp	759
137,825	*,e	Big Lots, Inc	4,800
66,001	e	Bilia AB (A Shares)	839
53,073	*,e	Blue Nile, Inc	1,872
96,111	*,e	Body Central Corp	1,745
5,658,000		Bonjour Holdings Ltd	802
64,162	e	Bon-Ton Stores, Inc	319
1,196,000		Boshiwa International Holding	218
330,272	*	Boyner Buyuk Magazacilik	529
185,632	e	Brown Shoe Co, Inc	1,322
113,552	e	Buckle, Inc	4,367
68,177	*,e	Build-A-Bear Workshop, Inc	348
46,241		Byggmax Group AB	191
199,220	*,e	Cabela’s, Inc	4,082
108,862		Canadian Tire Corp Ltd	5,921
147,400	*	Canon Marketing Japan, Inc	1,799
410,623	*,e	Carmax, Inc	9,793
42,504	e	Carpetright plc	328
10,585		Cashbuild Ltd	135
203,420	*,e	Casual Male Retail Group, Inc	765
114,328	e	Cato Corp (Class A)	2,579
71,294	*	CDON Group AB	261
50,701		CFAO S.A.	1,815
18,310		Charles Voegele Holding AG.	551
497,354	*,e	Charming Shoppes, Inc	1,293
1,164,849	e	Chico’s FAS, Inc	13,314
243,128	*,e	Children’s Place Retail Stores, Inc	11,313
33,400		Chiyoda Co Ltd	562
1,492,000	e	Chow Sang Sang Holding	3,214
154,531		Christopher & Banks Corp	545
194,600		Cia Hering	3,251
71,174	*,e	Citi Trends, Inc	838
3,813		CJ O Shopping Co Ltd	844
49,700	e	Clas Ohlson AB (B Shares)	543
741,630		Clicks Group Ltd	3,437
312,554	*,e	Coldwater Creek, Inc	391
304,089	*,e	Collective Brands, Inc	3,941
84,099	*,e	Conn’s, Inc	604
57,676	*	Core-Mark Holding Co, Inc	1,767

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

78,160	*,e	Cost Plus, Inc	$492
39		Daesung Industrial Co Ltd	1
8,270	*	Daewoo Motor Sales	9
1,706,000		Dah Chong Hong Holdings Ltd	1,751
215,700	*,e	Daiei, Inc	793
3,431,805	e	David Jones Ltd	9,867
285,000	e	DCM Japan Holdings Co Ltd	2,493
2,733,189	e	Debenhams plc	2,387
37,103		Delek Automotive Systems Ltd	268
14,792		Delticom AG.	1,276
46,782	e	Destination Maternity Corp	602
432,338	*,e	Dick’s Sporting Goods, Inc	14,466
14,752,000		Dickson Concepts International Ltd	7,110
30,350		D’ieteren S.A.	1,504
139,734	e	Dillard’s, Inc (Class A)	6,076
70,073	*	Dogus Otomotiv Servis ve Ticaret AS	158
316,511	*,e	Dollar General Corp	11,951
440,869	*	Dollar Tree, Inc	33,114
105,704		Dollarama, Inc	3,662
61,500		Don Quijote Co Ltd	2,196
10,381		Dongsuh Co, Inc	282
11,300		Doshisha Co Ltd	326
29,936	e	Douglas Holding AG.	1,175
4,997,135	*,e	DSG International plc	890
182,140	e	DSW, Inc (Class A)	8,411
26,965	*	Dufry Group	2,357
138,446	e	Dunelm Group plc	1,018
426,000	*,e	E-Commerce China Dangdang, Inc (ADR)	2,104
145,983	e	EDION Corp	1,222
316,000		E-LIFE MALL Corp	493
4,030,000		Emperor Watch & Jewellery Ltd	480
366,350		Empresas Hites S.A.	204
232,917		Empresas La Polar S.A.	191
4,988,961	e	Esprit Holdings Ltd	6,042
3,912	*	Etam Developpement S.A.	75
1,535,040	e	Expedia, Inc	39,527
327,434	e	Express Parent LLC	6,644
386,013	e	Family Dollar Stores, Inc	19,633
1,490,288		Far Eastern Department Stores Co Ltd	1,938
74,689	e	Fast Retailing Co Ltd	13,377
17,441	e	Fielmann AG.	1,747
677,786	*	Findel plc	50
247,201	e	Finish Line, Inc (Class A)	4,942
2,845,517	e	Foot Locker, Inc	57,166
300,867		Foschini Ltd	3,155
54,239		Fourlis Holdings S.A.	210
31,900	*	Francesca’s Holdings Corp	677
196,780	e	Fred’s, Inc (Class A)	2,098
24,400		Fuji Co Ltd	586
6,553,036	e	Game Group plc	2,420
2,182,499	*,e	GameStop Corp (Class A)	50,416
622,372	e	Gap, Inc	10,107

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

114,018	*,e	Genesco, Inc	$5,875
658,728	e	Genuine Parts Co	33,463
760	e	Geo Corp	914
4,158,000		Giordano International Ltd	2,715
110,701	*,e	GNC Holdings, Inc	2,227
1,223,300		Golden Eagle Retail Group Ltd	2,493
290,000		Goldlion Holdings Ltd	102
21,600		Golf & Co Ltd	82
15,700,408	e	GOME Electrical Appliances Holdings Ltd	3,611
22,926	*,e	Gordmans Stores, Inc	274
106,081	e	Group 1 Automotive, Inc	3,771
148,825	e	Grupo Elektra S.A. de C.V.	11,354
316,500	*	Grupo Famsa SAB de C.V.	251
–	*,e	Gruppo Coin S.p.A.	0	^
3,788		GS Home Shopping, Inc	338
118,619		Guess?, Inc	3,379
13,450		Gulliver International Co Ltd	591
1,048		GwangjuShinsegae Co Ltd	148
93,500		Hai-O Enterprise BHD	48
279,278	e	Halfords Group plc	1,268
124,825	e	Hankyu Department Stores, Inc	997
442,908	e	Harvey Norman Holdings Ltd	910
78,196	e	Haverty Furniture Cos, Inc	781
46,859	*	Hellenic Duty Free Shops S.A.	406
7,272,000		Hengdeli Holdings Ltd	2,495
868,773		Hennes & Mauritz AB (B Shares)	26,013
78,247	*,e	hhgregg, Inc	763
113,707	*,e	Hibbett Sports, Inc	3,854
27,401	e	Hikari Tsushin, Inc	649
5,502,334		Home Depot, Inc	180,861
4,144,983		Home Product Center PCL	1,239
1,162,660	e	Home Retail Group	2,020
73,601	*,e	HomeAway, Inc	2,474
20,620	e	Honeys Co Ltd	298
164,228	e	Hot Topic, Inc	1,253
163,935	*,e	HSN, Inc	5,431
898,000		Huiyin Household Appliances	71
34,998		Hyundai Department Store Co Ltd	4,897
39,640		Hyundai H&S Co Ltd	471
12,222		Hyundai Home Shopping Network Corp	1,418
550,225		Imperial Holdings Ltd	7,152
614,301		Inchcape plc	2,653
381,702		Inditex S.A.	32,584
14,492	*	Interpark Corp	56
932,000	e	Intime Department Store Group Co Ltd	1,032
270,087	*	Isetan Mitsukoshi Holdings Ltd	2,734
578,000		IT Ltd	357
74,800	e	Izumi Co Ltd	1,159
358,727		J Front Retailing Co Ltd	1,703
214,687		Jardine Cycle & Carriage Ltd	6,822
132,204	e	JB Hi-Fi Ltd	1,916
289,884	e	JC Penney Co, Inc	7,763

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

351,715		JD Group Ltd	$1,658
84,046		John Menzies plc	638
114,085	*,e	JOS A Bank Clothiers, Inc	5,320
55,000	e	Joshin Denki Co Ltd	640
156,928		JUMBO S.A.	810
89,867	e	KappAhl Holding AB	180
73,187	e	Keiyo Co Ltd	460
926,020	e	Kesa Electricals plc	1,203
3,203,511	e	Kingfisher plc	12,301
79,882	*,e	Kirkland’s, Inc	733
1,939,942	e	Kohl’s Corp	95,251
27,400	e	Kohnan Shoji Co Ltd	483
26,200		Kojima Co Ltd	185
47,900		Komeri Co Ltd	1,570
80,903	e	K’s Holdings Corp	3,175
2,090,500	*	L’ Occitane International S.A.	4,211
13,195		LES Enphants Co Ltd	12
220,394		Lewis Group Ltd	1,904
9,212,777	e	Li & Fung Ltd	15,372
1,942,649	*	Liberty Media Holding Corp (Interactive A)	28,693
1,019,502	e	Lifestyle International Holdings Ltd	2,586
2,027,623		Limited Brands, Inc	78,083
86,659	e	Lithia Motors, Inc (Class A)	1,246
415,270	*	LKQ Corp	10,033
409,414		Lojas Americanas S.A.	3,092
187,249		Lojas Renner S.A.	5,044
637,409		Lookers plc	514
29,790		Lotte Midopa Co Ltd	393
15,692		Lotte Shopping Co Ltd	5,293
7,380,684		Lowe’s Cos, Inc	142,741
398,000		Luk Fook Holdings International Ltd	1,164
94,490	*,e	Lumber Liquidators, Inc	1,427
5,284,033	e	Macy’s, Inc	139,076
62,500	*	Magazine Luiza S.A.	390
87,520	*,e	MarineMax, Inc	566
1,171,207		Marks & Spencer Group plc	5,703
1,102,897	e	Marui Co Ltd	8,292
37,800	*,e	Matsuya Co Ltd	243
39,750		Megane TOP Co Ltd	413
45,187		Mekonomen AB	1,400
241,523	e	Men’s Wearhouse, Inc	6,299
499,004		Mercuries & Associates Ltd	458
607,200		Metro Holdings Ltd	300
1,795,276	*,e	MFI Furniture plc	2,847
482	*	Midas, Inc	4
44,325		Mobilezone Holding AG.	451
126,305	e	Monro Muffler, Inc	4,164
104,217	e	Mothercare plc	509
644,268		Mr Price Group Ltd	5,339
2,095,305		Myer Holdings Ltd	4,078
323,848		N Brown Group plc	1,352
13,000		Nafco Co Ltd	247

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

341,000		National Petroleum Co Ltd	$344
52,771	*	NET Holding AS.	44
238,381	*,e	NetFlix, Inc	26,975
3,977,194		New Carphone Warehouse plc	20,890
1,033,000	e	New World Department Store China Ltd	575
91,931	*,e	New York & Co, Inc	293
482,242		Next plc	18,906
19,033		NFI Empik Media & Fasion S.A.	50
94,000		Nice Holdings, Inc	204
77,100	e	Nishimatsuya Chain Co Ltd	620
93,100		Nissen Holdings Co Ltd	616
25,777		Nitori Co Ltd	2,595
776,432	e	Nordstrom, Inc	35,467
111,672	e	Nutri/System, Inc	1,352
2,421,969	*	Ocado Ltd	3,557
1,534,000	*	Oceanus Group Ltd	145
1,176,898	*	Office Depot, Inc	2,424
1,611,564	*,e	OfficeMax, Inc	7,816
137,289	*,e	Orbitz Worldwide, Inc	298
551,408	*,e	O’Reilly Automotive, Inc	36,740
1,136,000		OSIM International Ltd	927
12,100		Otsuka Kagu Ltd	110
55,672	*,e	Overstock.com, Inc	516
1,289,280		Pacific Brands Ltd	825
270,976	*,e	Pacific Sunwear Of California, Inc	325
5,950		Pal Co Ltd	210
46,900		Paltac Corp	875
2,590,202		Pantaloon Retail India Ltd	10,366
61,782	e	Parco Co Ltd	483
36,800	e	Paris Miki, Inc	346
555,660		Parkson Holdings BHD	982
1,965,000	e	Parkson Retail Group Ltd	2,375
4,488,000		PCD Stores Ltd	557
1,765,064	*	Pendragon plc	258
205,926	e	Penske Auto Group, Inc	3,295
261,451	e	PEP Boys - Manny Moe & Jack	2,581
90,588	e	PetMed Express, Inc	815
983,473	e	Petsmart, Inc	41,945
588,234	*,e	Pier 1 Imports, Inc	5,753
21,970		Point, Inc	1,111
2,118,000	*	Pou Sheng International Holdings Ltd	281
57,228		PPR	7,397
80,287	e	Praktiker Bau- und Heimwerkermaerkte AG.	342
109,213		Premier Investments Ltd	550
254,098	*,e	Priceline.com, Inc	114,207
541,669		Prraneta Industries Ltd	134
2,173,000		PT Ramayana Lestari Sentosa Tbk	169
404,512	e	RadioShack Corp	4,700
11,661	*	Rakuten, Inc	13,586
111,837		Reitmans Canada Ltd	1,622
26,076		Reject Shop Ltd	237
303,611	e	Rent-A-Center, Inc	8,334

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

156,745	*,e	RNB Retail and Brands AB	$53
694,400		Robinson Department Store PCL	748
171,722		RONA, Inc	1,657
854,565		Ross Stores, Inc	67,246
62,629	*,e	Rue21, Inc	1,421
47,000		Ryohin Keikaku Co Ltd	2,591
3,398,000	e	SA SA International Holdings Ltd	2,015
611,943		SACI Falabella	4,885
526,953	*,e	Saks, Inc	4,611
621,132	*,e	Sally Beauty Holdings, Inc	10,311
60,500	e	Sanrio Co Ltd	2,835
68,278	*,e	Sears Holdings Corp	3,927
355,135	*,e	Select Comfort Corp	4,961
72,400		Senshukai Co Ltd	546
25,250	*	Seobu Truck Terminal Co Ltd	477
93,700		Shimachu Co Ltd	2,257
32,345		Shimamura Co Ltd	3,391
16,600		Shimojima Co Ltd	240
12,167		Shinsegae Co Ltd	2,811
1,442,000		Shirble Department Stores	150
43,635	*,e	Shoe Carnival, Inc	1,030
87,090		Shopper’s Stop Ltd	618
120,402	*,e	Shutterfly, Inc	4,958
655,000		Sichuan Xinhua Winshare Chainstore Co Ltd	262
355,138	*,e	Signet Jewelers Ltd	12,004
577,000		Silver base Group Holdings Ltd	510
189,675	e	Sonic Automotive, Inc (Class A)	2,047
17,994	*,e	Sourceforge, Inc	364
1,992,000		Sparkle Roll Group Ltd	141
375,396	*	Sports Direct International plc	1,264
184,768	e	Stage Stores, Inc	2,563
4,569,745	e	Staples, Inc	60,778
65,900		Start Today Co Ltd	1,428
380,192		Statoil Fuel & Retail ASA	2,799
134,058	e	Stein Mart, Inc	838
41,674	e	Stockmann Oyj Abp (B Share)	701
11,385	*	Suny Electronic, Inc Ltd	51
113,711		Super Cheap Auto Group Ltd	691
4,845,506	*	Super Group Ltd	504
35,840	*	SuperGroup plc	575
27,071	*,e	Syms Corp	237
50,539	e	Systemax, Inc	643
1,431,095	e	Takashimaya Co Ltd	10,437
36,569		Takihyo Co Ltd	210
42,189		Takkt AG.	508
2,327,992	*,e	Talbots, Inc	6,286
7,201,133		Target Corp	353,145
30,171	*,e	Teavana Holdings, Inc	614
181		Telepark Corp	397
7,161,605		Test-Rite International Co	5,091
540,123	e	Tiffany & Co	32,850
1,642,970	e	TJX Companies, Inc	91,135

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

219,475		Topps Tiles plc	$116
299,847	e	Tractor Supply Co	18,755
1,143		Trent Ltd	26
618,129		Truworths International Ltd	5,373
170,000		Tsann Kuen Enterprise Co Ltd	325
175,603		Tsutsumi Jewelry Co Ltd	4,254
186,015	*,e	Tuesday Morning Corp	655
200,131	*,e	Ulta Salon Cosmetics & Fragrance, Inc	12,454
563,399	e	United Arrows Ltd	10,703
539,825	*,e	Urban Outfitters, Inc	12,049
54,490	*,e	US Auto Parts Network, Inc	276
67,965		USS Co Ltd	5,779
6,854		Valora Holding AG.	1,485
164,367	*,e	Valuevision International, Inc (Class A)	388
110,702	*	Vitamin Shoppe, Inc	4,145
158,765		Warehouse Group Ltd	386
88,110	*,e	West Marine, Inc	678
503,773	*,e	Wet Seal, Inc (Class A)	2,257
422,787		WH Smith plc	3,240
275,134	e	Williams-Sonoma, Inc	8,471
8,018	e	Winmark Corp	371
1,604,810		Woolworths Holdings Ltd	6,929
137,041	e	Wotif.com Holdings Ltd	519
41,500		Xebio Co Ltd	1,057
196,506	e	Yamada Denki Co Ltd	13,667
86,400		Yokohama Reito Co Ltd	657
50,638	*	Yoox S.p.A	649
136,463	*,e	Zale Corp	389
3,016	*	zooplus AG.	179
84,366	*,e	Zumiez, Inc	1,477

		TOTAL RETAILING	3,402,299

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
179,184	*	Advanced Analogic Technologies, Inc	776
200,251	*,e	Advanced Energy Industries, Inc	1,726
3,792,599	*,e	Advanced Micro Devices, Inc	19,266
5,908,016		Advanced Semiconductor Engineering, Inc	5,037
44,293		Advanced Wireless Semiconductor Co	35
118,812	e	Advantest Corp	1,281
174,597	e	Aixtron AG.	2,533
139,000		Alcor Micro Corp	184
544,000		ALI Corp	601
88,778	*,e	Alpha & Omega Semiconductor Lt	729
860,723	e	Altera Corp	27,139
549,934	*,e	Amkor Technology, Inc	2,398
35,429	*,e	Amtech Systems, Inc	283
337,713	*,e	Anadigics, Inc	729
912,963	e	Analog Devices, Inc	28,530
284,000		Anpec Electronics Corp	197
25,736,000	*	Apollo Solar Energy Technology Holdings Ltd	990
2,515,131	e	Applied Materials, Inc	26,032
257,997	*,e	Applied Micro Circuits Corp	1,385

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

180,788		Ardentec Corp	$105
1,914,903	e	ARM Holdings plc	16,376
10,331	*	Asia Pacific Systems, Inc	100
111,531	e	ASM International NV	2,763
419,762	e	ASM Pacific Technology	4,097
395,446		ASML Holding NV	13,674
905,784	*	Atmel Corp	7,310
162,894	*,e	ATMI, Inc	2,577
26,630	*	Atto Co Ltd	149
92,910		AUK Corp	175
23,847	e	Austriamicrosystems AG.	938
2,302,752	e	Avago Technologies Ltd	75,461
441,069	*,e	Axcelis Technologies, Inc	529
5,100	e	Axell Corp	118
139,730	*,e	AXT, Inc	704
32,055		BE Semiconductor Industries NV	197
382,000		Bright Led Electronics Corp	196
3,753,229	e	Broadcom Corp (Class A)	124,946
342,701		Brooks Automation, Inc	2,793
113,128	*,e	Cabot Microelectronics Corp	3,890
48,309		Capella Microsystems Taiwan, Inc	164
195,036	*,e	Cavium Networks, Inc	5,268
46,877		Centrotherm Photovoltaics AG.	957
94,366	*,e	Ceva, Inc	2,294
11,538	*,e,m	China Energy Savings Technology, Inc	0	^
8,760,000		China Resources Microelectronics Ltd	538
614,000		Chipbond Technology Corp	553
382,085	*,e	Cirrus Logic, Inc	5,632
133,803		Cohu, Inc	1,322
824,000		Comtec Solar Systems Group Ltd	113
330,000		Contrel Technology Co Ltd	110
197,032	*,e	Cree, Inc	5,119
299,213		Crystalwise Technology, Inc	242
237,381		CSR plc	771
30,574	*	CSR plc (ADR)	408
161,456	*,e	Cymer, Inc	6,003
742,516	e	Cypress Semiconductor Corp	11,115
322,616	e	Dainippon Screen Manufacturing Co Ltd	1,972
115,874		DelSolar Co Ltd	100
74,209	*	Dialog Semiconductor plc	1,256
146,212	*,e	Diodes, Inc	2,620
43,372	e	Disco Corp	2,050
7,046	*	DMS Co Ltd	22
146,849	*,e	DSP Group, Inc	866
48,462	*	Duksan Hi-Metal Co Ltd	1,095
683,753		Dynamic Electronics Co Ltd	242
111,864		Edison Opto Corp	242
846,000		Elan Microelectronics Corp	898
11,000		Elite Advanced Laser Corp	19
252,000		Elite Semiconductor Memory Technology, Inc	263
12,506		ELK Corp	116
29,359		Elmos Semiconductor AG.	266

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

708,854	*,e	Elpida Memory, Inc	$4,434
209,571		eMemory Technology, Inc	458
243,409		ENE Technology, Inc	171
781,191	*,e	Entegris, Inc	4,984
349,232	*,e	Entropic Communications, Inc	1,442
8,127		Eo Technics Co Ltd	170
192,000	*	Episil Technologies, Inc	70
963,578		Epistar Corp	1,674
292,000	*	E-Ton Solar Tech Co Ltd	144
859,997		Etron Technology, Inc	293
11,328		Eugene Technology Co Ltd	128
171,370	*	Exar Corp	979
4,198,807	*,e	Fairchild Semiconductor International, Inc	45,347
339,101		Faraday Technology Corp	325
49,800	e	Ferrotec	640
170,773	*,e	First Solar, Inc	10,795
878,000		Forhouse Corp	487
193,208	*	Formfactor, Inc	1,204
353,000		Formosa Advanced Technologies Co Ltd	308
262,000		Formosa Epitaxy, Inc	173
4,970,060	*,e	Freescale Semiconductor Holdings Ltd	54,820
166,807	*,e	FSI International, Inc	315
3,000		Furuya Metal Co Ltd	142
9,521,000		GCL Poly Energy Holdings Ltd	2,478
23,213	*	GemVax & Kael Co Ltd	782
195,910	*	Genesis Photonics, Inc	259
26,150		Giga Solar Materials Corp	294
369,599		Gintech Energy Corp	471
172,000		Global Mixed Mode Technology, Inc	462
127,000		Global Unichip Corp	505
983,000		Greatek Electronics, Inc	674
100,757		Green Energy Technology, Inc	113
90,827	*,e	GSI Technology, Inc	447
704,953	*,e	GT Solar International, Inc	4,949
4,664		Hana Micron, Inc	32
65,320		Hanmi Semiconductor Co Ltd	288
5,435		Hansol LCD, Inc	85
134,637		Harvatek Corp	69
2,008,000	*	Heng Xin China Holdings Ltd	150
133,378	*,e	Hittite Microwave Corp	6,496
458,000		Holtek Semiconductor, Inc	440
225,862		Huga Optotech, Inc	116
1,198,230		Hynix Semiconductor, Inc	21,144
24,010	*	Iljin Display Co Ltd	153
3,333,588		Infineon Technologies AG.	24,597
1,752,377	*	Inotera Memories, Inc	371
80,688	*,e	Inphi Corp	708
676,722	*	Integrated Device Technology, Inc	3,485
42,000	*	Integrated Memory Logic Ltd	128
123,127	*	Integrated Silicon Solution, Inc	962
21,927,588	e	Intel Corp	467,716
124,568	*,e	International Rectifier Corp	2,319

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

228,330	e	Intersil Corp (Class A)	$2,350
635,648	*	IQE plc	231
161,000		ITE Technology, Inc	172
108,602	*,e	IXYS Corp	1,182
31,816	*	Jusung Engineering Co Ltd	221
20,234		KC Tech Co Ltd	72
1,857,000		King Yuan Electronics Co Ltd	661
1,154,669		Kinsus Interconnect Technology Corp	3,730
625,004	e	Kla-Tencor Corp	23,925
110,346		Kontron AG.	797
281,483	*,e	Kopin Corp	965
409,317	*,e	Kulicke & Soffa Industries, Inc	3,054
19,560		L&F Co Ltd	169
1,603,913	*	Lam Research Corp	60,917
769,097	*,e	Lattice Semiconductor Corp	4,038
120,639		Leadtrend Technology Corp	264
292,726		Lextar Electronics Corp	166
429,465	e	Linear Technology Corp	11,875
142,000		Lingsen Precision Industries Ltd	71
4,399,255	*,e	LSI Logic Corp	22,788
275,877	*,e	LTX-Credence Corp	1,459
13,952	*	Lumens Co Ltd	52
19,000		Macroblock, Inc	56
4,465,640		Macronix International	1,570
648	*,e	Manz Automation AG.	22
8,453,130	*,e	Marvell Technology Group Ltd	122,825
1,383,212	e	Maxim Integrated Products, Inc	32,270
68,129	*,e	MaxLinear, Inc	440
1,828,227		MediaTek, Inc	19,879
49,632		Melexis NV	602
7,851		Melfas, Inc	109
38,653	*	Mellanox Technologies Ltd	1,138
414,008	*,e	MEMC Electronic Materials, Inc	2,169
362,856		Micrel, Inc	3,436
336,043	e	Microchip Technology, Inc	10,454
17,718,291	*,e	Micron Technology, Inc	89,300
43,259	*	Micronas Semiconductor Holdings, Inc	286
19,100	e	Micronics Japan Co Ltd	118
353,700	*,e	Microsemi Corp	5,652
21,900	e	Mimasu Semiconductor Industry Co Ltd	205
155,005	*,e	Mindspeed Technologies, Inc	806
200,015	*,e	MIPS Technologies, Inc	968
63,300		Mitsui High-Tec, Inc	308
256,269	e	MKS Instruments, Inc	5,564
137,356	*,e	Monolithic Power Systems, Inc	1,398
1,271,000	*	Mosel Vitelic, Inc	202
124,650	*,e	MoSys, Inc	456
634,225		Motech Industries, Inc	1,010
39,000		MPI Corp	97
547,356		MStar Semiconductor, Inc	2,857
106,009	*,e	Nanometrics, Inc	1,537
1,183,551	*	Nanya Technology Corp	147

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

250,000	*	NEC Electronics Corp	$1,668
306,277		Neo Solar Power Corp	286
14,982		NEPES Corp	143
339,671	*,e	Netlogic Microsystems, Inc	16,342
169,803		Nordic Semiconductor ASA	290
593,826		Novatek Microelectronics Corp Ltd	1,360
596,083	*,e	Novellus Systems, Inc	16,249
15,300		NPC, Inc	132
24,453	*,e	NVE Corp	1,483
2,124,096	*,e	Nvidia Corp	26,551
331,178	*,e	Omnivision Technologies, Inc	4,650
7,052,958	*,e	ON Semiconductor Corp	50,570
1,366,000		Opto Technology Corp	499
897,000	*	Orient Semiconductor Electronics Ltd	116
50,000		Orise Technology Co Ltd	60
10,750	*	Osung LST Co Ltd	84
182,000		Pan Jit International, Inc	97
96,484	*,e	PDF Solutions, Inc	394
115,865	*,e	Pericom Semiconductor Corp	859
143,547		Phison Electronics Corp	677
7,841		Phoenix Solar AG.	86
269,747	*,e	Photronics, Inc	1,343
131,300		Pixart Imaging, Inc	308
169,647	*	PLX Technology, Inc	511
421,895	*,e	PMC - Sierra, Inc	2,523
118,589	e	Power Integrations, Inc	3,630
5,753,401	*	Powerchip Semiconductor Corp	322
855,725		Powertech Technology, Inc	1,820
394,840	e	PV Crystalox Solar plc	80
154,301	*,e	Q-Cells AG.	120
624,620		Radiant Opto-Electronics Corp	1,752
200,000		Ralink Technology Corp	673
401,074	*,e	Rambus, Inc	5,615
100,490		Raydium Semiconductor Corp	258
460,467		Realtek Semiconductor Corp	769
1,174,000		Regent Manner International Ltd	238
34,720	*,e	Renewable Energy Corp AS	30
3,251,615	*,e	RF Micro Devices, Inc	20,615
158,661		Richtek Technology Corp	734
138,701		Rohm Co Ltd	7,235
68,082	*	Rubicon Technology, Inc	744
163,454	*,e	Rudolph Technologies, Inc	1,094
214,541		Samsung Electronics Co Ltd	149,806
29,842		Samsung Electronics Co Ltd (Preference)	14,226
3,358		San Chih Semiconductor Co	5
155,000	e	Sanken Electric Co Ltd	590
321,000		SDI Corp	222
33,036,000	*,e	Semiconductor Manufacturing International	1,615
265,923	*,e	Semtech Corp	5,611
37,299		Seoul Semiconductor Co Ltd	657
42,000	*	Shibaura Mechatronics Corp	121
149,000		Shindengen Electric Manufacturing Co Ltd	617

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

56,300	e	Shinkawa Ltd	$314
90,700	e	Shinko Electric Industries	645
5,710		Shinsung Holdings Co Ltd	16
128,902	*,e	Sigma Designs, Inc	1,011
30,680	*	Signetics Corp	101
233,000		Sigurd Microelectronics Corp	158
158,190	*	Silex Systems Ltd	391
561,002	*	Silicon Image, Inc	3,293
1,350,000		Silicon Integrated Systems Corp	551
80,391	*,e	Silicon Laboratories, Inc	2,694
8,909		Silicon Works Co Ltd	157
3,693,031		Siliconware Precision Industries Co	3,571
13,341		Simm Tech Co Ltd	125
1,549,850		Sino-American Silicon Products, Inc	2,561
4,900,000	*	Sino-Tech International Holdings Ltd	48
65,000		Sitronix Technology Corp	82
75,584		Skymedi Corp	205
465,118	*,e	Skyworks Solutions, Inc	8,344
148,621	*,e	SOITEC	791
1,755,000		Solargiga Energy Holdings Ltd	171
93,450		Solartech Energy Corp	88
119,379	e	Solarworld AG.	494
35,644,511		Solomon Systech International Ltd	710
401,000		Sonix Technology Co Ltd	543
504,202	*,e	Spansion, Inc	6,161
169,844		Sporton International, Inc	351
316,385	*	Spreadtrum Communications, Inc (ADR)	5,679
95,922	*,e	Standard Microsystems Corp	1,861
188,223	e	STMicroelectronics NV	1,230
23,947	*	STS Semiconductor & Telecommunications	137
91,584	*,e	Sumco Corp	855
1,407,000		Sunplus Technology Co Ltd	559
226,213	*,e	Sunpower Corp (Class A)	1,830
47,389	*,e	Supertex, Inc	820
25,119	*	Suss Microtec AG.	211
315,305		TA-I Technology Co Ltd	208
349,000		Taiwan Mask Corp	125
529,000		Taiwan Semiconductor Co Ltd	289
39,362,717		Taiwan Semiconductor Manufacturing Co Ltd	88,596
271,700		Taiwan Surface Mounting Technology Co Ltd	547
431,000		Tekcore Co Ltd	221
1,829,159	*,e	Teradyne, Inc	20,139
232,027	*	Tessera Technologies, Inc	2,770
2,783,413	e	Texas Instruments, Inc	74,178
501,000		ThaiLin Semiconductor Corp	127
347,802	e	Tokyo Electron Ltd	15,776
82,100	e	Tokyo Seimitsu Co Ltd	1,428
451,860		Topco Scientific Co Ltd	578
8,525	*	Toptec Co Ltd	106
274,015	*	Tower Semiconductor Ltd	177
248,508		Transcend Information, Inc	483
664,415	*	Triquint Semiconductor, Inc	3,335

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,214,000	*	Trony Solar Holdings Co Ltd.	$201
811,000		Tyntek Corp	277
87,529	*,e	Ultra Clean Holdings	375
176,814	*,e	Ultratech, Inc	3,032
54,200	*	Ulvac, Inc	723
759,100		Unisem M BHD	239
29,110,022		United Microelectronics Corp	10,735
408,029		Unity Opto Technology Co Ltd	302
1,866,743		Vanguard International Semiconductor Corp	651
132,372	*	Varian Semiconductor Equipment Associates, Inc	8,095
193,523	*,e	Veeco Instruments, Inc	4,722
1,311,000	*	Via Technologies, Inc	999
256,750		Visual Photonics Epitaxy Co Ltd	306
105,537	*	Volterra Semiconductor Corp	2,029
293,550		Wafer Works Corp	245
703,000		Walton Advanced Engineering, Inc	255
644,000		Weltrend Semiconductor	360
540,737		Win Semiconductors Corp	485
3,313,000	*	Winbond Electronics Corp	651
159,582	*,e	Wolfson Microelectronics plc	336
32,630	*	Woongjin Energy Co Ltd	158
595,764	e	Xilinx, Inc	16,348
105,069		XinTec, Inc	88
41,383		Youngtek Electronics Corp	86

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,198,840

SOFTWARE & SERVICES - 7.1%
356,000		A8 Digital Music Holdings Ltd	35
235,709	*	Accelrys, Inc	1,428
3,227,527	e	Accenture plc	170,026
233	*,e	Access Co Ltd	164
207,280	*,e	ACI Worldwide, Inc	5,708
1,658	*	Acotel Group S.p.A	47
57,154	*,e	Active Network, Inc	843
1,826,301	e	Activision Blizzard, Inc	21,733
181,423	*,e	Actuate Corp	1,001
361,799	*	Acxiom Corp	3,850
1,689,364	*,e	Adobe Systems, Inc	40,832
131,914	*,e	Advent Software, Inc	2,750
16,197		Ahnlab, Inc	491
582,577	*,e	Akamai Technologies, Inc	11,582
1,718,000	e	Alibaba.com Ltd	1,581
603,485	*,e	Alliance Data Systems Corp	55,943
256,147		Alpha Systems, Inc	4,104
55,079		Alten	1,487
122,277	*,e	Altran Technologies S.A.	540
1,015,767		Amadeus IT Holding S.A.	16,229
1,318,129	*,e	Amdocs Ltd	35,748
98,740	e	American Software, Inc (Class A)	716
180,408	*,e	Ancestry.com, Inc	4,240
396,258	*,e	Ansys, Inc	19,432

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,576,369	*,e	AOL, Inc	$18,916
339,387		Argo Graphics, Inc	4,440
273,649	*,e	Ariba, Inc	7,583
485,558	*,e	Aspen Technology, Inc	7,414
66,505		Asseco Poland S.A.	806
19,000	*	Astro Corp	30
464,196		Atos Origin S.A.	20,035
1,479,100	*,e	Autodesk, Inc	41,089
1,627,825	e	Automatic Data Processing, Inc	76,752
464,001	*	Autonomy Corp plc	18,358
396,960		Aveva Group plc	8,654
4,275	*	Axway Software S.A.	90
135,468	*	Baidu, Inc (ADR)	14,483
63,300	*	Bankrate, Inc	963
49,930		Bechtle AG.	1,662
264,831		Blackbaud, Inc	5,898
173,875	*,e	Blackboard, Inc	7,765
368,457	*	Blinkx plc	843
1,484,784	*,e	BMC Software, Inc	57,253
41,318	*,e	Booz Allen Hamilton Holding Co	614
139,890	*	Bottomline Technologies, Inc	2,817
356,562		Broadridge Financial Solutions, Inc	7,181
119,664	*,e	BroadSoft, Inc	3,632
244,614	*	Buongiorno S.p.A.	292
1,507,892	e	CA, Inc	29,268
174,884	*,e	CACI International, Inc (Class A)	8,734
832,391	*,e	Cadence Design Systems, Inc	7,691
121,644	*,e	Callidus Software, Inc	561
105,311		Cap Gemini S.A.	3,501
349,186	e	Capcom Co Ltd	8,704
16,200	*	Carbonite, Inc	195
268,049	*,e	Cardtronics, Inc	6,144
370,655		carsales.com.au Ltd	1,685
37,294	e	Cass Information Systems, Inc	1,158
10,140		Cegid Group	211
373,731	*	CGI Group, Inc	7,030
80,449	*,e	Check Point Software Technologies	4,244
293,000	*	China Cyber Port International Co Ltd	49
7,665,000	*	China Metal Resources Holdings Ltd	79
1,060,000	*	Chinasoft International Ltd	296
25,000		Chinese Gamer International Corp	59
262,973	*	Ciber, Inc	797
829,087	*,e	Citrix Systems, Inc	45,210
55,620	*,m	Clinical Data, Inc	53
2,657		CMC Ltd	45
1,211,071	*,e	Cognizant Technology Solutions Corp (Class A)	75,934
246,536	*,e	Commvault Systems, Inc	9,137
404,143		Companhia Brasileira de Meios de Pagamento	9,006
194,369	e	Computacenter plc	1,120
1,320,628	e	Computer Sciences Corp	35,459
67,089	*,e	Computer Task Group, Inc	749
494,927		Computershare Ltd	3,524

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

626,429	*	Compuware Corp	$4,798
137,437	*,e	comScore, Inc	2,319
179,866	*,e	Concur Technologies, Inc	6,695
116,035	*,e	Constant Contact, Inc	2,006
458,793	*,e	Convergys Corp	4,303
51,347	*,e	Convio, Inc	432
53,972		Core Projects & Technologies Ltd	315
47,101	*,e	Cornerstone OnDemand, Inc	591
582,869	e	CSE Global Ltd	364
434,473		CSG Ltd	444
138,022	*,e	CSG Systems International, Inc	1,745
125,000	*,e,m	CSK Holdings Corp	452
257,893		Customers Ltd	202
194,000		Cyberlink Corp	359
19,560	*	Daea TI Co Ltd	27
1,255	*	Danal Co Ltd	6
47,900		Daou Technology, Inc	374
44,343	e	Dassault Systemes S.A.	3,131
17,205		Daum Communications	2,063
164,345	*	DealerTrack Holdings, Inc	2,575
103,951	*,e	Deltek, Inc	625
31,869	*,e	Demand Media, Inc	255
160,646	*,e	DemandTec, Inc	1,051
189,289	e	Dena Co Ltd	7,930
10,040	e	Devoteam S.A.	168
307,238	*,e	Dice Holdings, Inc	2,403
1,740	*	Digital Garage, Inc	5,022
178,862	*,e	Digital River, Inc	3,708
30,761	*,e	DMRC Corp	781
21,551		Dragonfly GF Co Ltd	536
401,815	e	DST Systems, Inc	17,612
27,300		DTS Corp	340
11,080	*	DuzonBIzon Co Ltd	58
72		Dwango Co Ltd	130
34,440	*,e	Dynamics Research Corp	307
2,258	*,e	eAccess Ltd	570
589,642	e	Earthlink, Inc	3,850
4,055,318	*,e	eBay, Inc	119,590
128,187	*,e	Ebix, Inc	1,884
44,503	*,e	Echo Global Logistics, Inc	592
21,342		Econocom Group	373
93,000	*	EDB Business Partner ASA	142
1,861,839	*,e	Electronic Arts, Inc	38,075
18,335	*,e	Ellie Mae, Inc	102
188,174	e	Ementor ASA	1,492
8,455		Engineering Ingegneria Informatica S.p.A.	240
78,606	*,e	Envestnet, Inc	786
152,051	e	EPIQ Systems, Inc	1,905
17,189	*,e	ePlus, Inc	424
82,141	*,e	Equinix, Inc	7,297
218,306	*,e	Euronet Worldwide, Inc	3,436
25,824		Exact Holding NV	602

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

67,822	*	ExlService Holdings, Inc	$1,492
131,977	e	Factset Research Systems, Inc	11,742
178,686	e	Fair Isaac Corp	3,901
149,731	*,e	FalconStor Software, Inc	437
939,411	e	Fidelity National Information Services, Inc	22,846
59,170		Fidessa Group plc	1,449
24,763		Financial Technologies India Ltd	409
171,180	*,e	First American Corp	1,826
420,777	*,e	Fiserv, Inc	21,363
41,631	*,e	FleetCor Technologies, Inc	1,093
57,948	e	Forrester Research, Inc	1,884
757,965	*,e	Fortinet, Inc	12,734
13,369	*,e	FriendFinder Networks, Inc	25
125,728	e	F-Secure Oyj	327
44,500		FUJI SOFT, Inc	733
206		Future Architect, Inc	88
97,000		Gamania Digital Entertainment Co Ltd	93
13,393	*	GameHi Co Ltd	113
90,239	*	GameLoft	439
2,048	*	Gamevil, Inc	120
438,058	*,e	Gartner, Inc	15,275
357,379	*,e	Genpact Ltd	5,143
841,120		Geodesic Information Systems Ltd	870
141,205	*,e,m	Gerber Scientific, Inc	0	^
55,397	*,e	GFI Informatique	214
347,451	*	Global Cash Access, Inc	889
484,379	e	Global Payments, Inc	19,564
75,303		Glodyne Technoserve Ltd	571
163,534	*,e	Glu Mobile, Inc	345
62,300	e	GMO internet, Inc	246
1,394,105	*	Google, Inc (Class A)	717,099
42,400	e	Gourmet Navigator, Inc	540
350,000	*,e	Gravity Co Ltd (ADR)	448
97,248	*	Gree, Inc	2,966
30,274	e	Groupe Steria SCA	507
49,000	*	GTL Ltd	58
52,025	*,e	Guidance Software, Inc	338
134,899	*	Hackett Group, Inc	503
21,208		HCL Infosystems Ltd	27
296,638		HCL Technologies Ltd	2,461
163,629		Heartland Payment Systems, Inc	3,227
280,878		Hexaware Technologies Ltd	475
3,120,000	*,e	Hi Sun Technology China Ltd	656
67,702		HIQ International AB	250
1,381,110	*,e	IAC/InterActiveCorp	54,622
126,957	e	iGate Corp	1,465
599,189	e	Indra Sistemas S.A.	8,614
39,306		Industrial & Financial Systems	514
410,200		Ines Corp	2,744
298,446	*,e	Informatica Corp	12,221
351,900		Information Development Co	2,291

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

32,200		Information Services International-Dentsu Ltd	$264
179,950	*	Infospace, Inc	1,504
770,287		Infosys Technologies Ltd	39,584
6,220	*	Infraware, Inc	56
7,000		Insyde Software Corp	29
56,642	*	Interactive Intelligence, Inc	1,538
216,585	*	Internap Network Services Corp	1,066
4,608,892	e	International Business Machines Corp	806,695
91,000		International Games System Co Ltd	416
135	e	Internet Initiative Japan, Inc	627
1,446,769	*,e	Intuit, Inc	68,635
189,619		Iress Market Technology Ltd	1,271
265,860		IT Holdings Corp	2,575
68,327	e	Itochu Techno-Science Corp	3,074
185,864	e	j2 Global Communications, Inc	5,000
425,459		Jack Henry & Associates, Inc	12,330
2,506		JCEntertainment Corp	66
190,616	*	JDA Software Group, Inc	4,468
92,200	e	Kakaku.com, Inc	3,785
109,102	*,e	Kenexa Corp	1,706
60,852	e	Keynote Systems, Inc	1,286
2,704,000		Kingdee International Software Group Co Ltd	1,010
904,000		Kingsoft Corp Ltd	342
143,663	*,e	KIT Digital, Inc	1,207
145,344	*,e	Knot, Inc	1,187
163,717	e	Konami Corp	5,496
11,473	*	Korea Digital Communications Corp	16
53,810		KPIT Cummins Infosystems Ltd	165
45,619	*	KT Hitel Co Ltd	262
288,756	e	Lender Processing Services, Inc	3,953
267,162	*,e	Limelight Networks, Inc	631
77,290	*,e	LinkedIn Corp	6,035
291,910	*,e	Lionbridge Technologies	718
136,217	*,e	Liquidity Services, Inc	4,368
242,854	*,e	Liveperson, Inc	2,416
3,397,959		LogicaCMG plc	4,126
86,948	*,e	LogMeIn, Inc	2,888
135,302	*	LoopNet, Inc	2,318
70,225		MacDonald Dettwiler & Associates Ltd	3,179
75,200	e	Macromill, Inc	886
269,808	*,e	Magma Design Automation, Inc	1,228
14,387	*,f	Mail.ru (GDR) (purchased 06/17/11, cost $509)	417
141,898	*,e	Manhattan Associates, Inc	4,694
113,561	e	Mantech International Corp (Class A)	3,564
90,392	e	Marchex, Inc (Class B)	768
548,183		Mastercard, Inc (Class A)	173,862
78,792		Matrix IT Ltd	370
203,026		MAXIMUS, Inc	7,086
405,864	*,e	Mentor Graphics Corp	3,904
16,951	e	Mercadolibre, Inc	911
579,109		Micro Focus International plc	2,890
592,696	*,e	Micros Systems, Inc	26,025

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

37,622,629		Microsoft Corp	$936,426
49,854	*,e	MicroStrategy, Inc (Class A)	5,687
344,052		Misys plc	1,154
86	e	Mixi Inc	307
203,086	e	ModusLink Global Solutions, Inc	709
392,138	*	MoneyGram International, Inc	914
686,170		Moneysupermarket.com Group plc	1,095
815,308	*	Monitise plc	439
156,460	*,e	Monotype Imaging Holdings, Inc	1,898
296,045	*,e	Monster Worldwide, Inc	2,126
156,609	*,e	Motricity, Inc	265
665,125	*,e	Move, Inc	964
449		MTI Ltd	568
1,250,000	*	Nan Hai Corp Ltd	5
35,537	*,e	NCI, Inc (Class A)	424
39,481		NCsoft	11,154
42,700		NEC Fielding Ltd	543
10,178		Nemetschek AG.	377
24,645	*	Neowiz Games Corp	1,357
122,569	*,e	Ness Technologies, Inc	939
33,617		Net Entertainment NE AB	276
1,773	e	NET One Systems Co Ltd	4,662
247,500		NetDragon Websoft, Inc	121
256,351	*,e	Netscout Systems, Inc	2,928
110,395	*,e	NetSuite, Inc	2,982
239,246	*	NeuStar, Inc (Class A)	6,015
54,032	*	NHN Corp	10,294
255,806	e	NIC, Inc	2,929
41,924	*	Nice Systems Ltd	1,262
75,900		Nihon Unisys Ltd	427
31,800		NIIT Ltd	28
10,491		NIIT Technologies Ltd	42
150,564		Nintendo Co Ltd	22,124
46,100	e	Nippon System Development Co Ltd	379
339,802		Nomura Research Institute Ltd	7,762
23,300		NS Solutions Corp	532
2,226	e	NTT Data Corp	6,870
1,137,225	*,e	Nuance Communications, Inc	23,154
6,300		OBIC Business Consultants Ltd	364
9,290		Obic Co Ltd	1,806
111,512	*	OnMobile Global Ltd	135
63,741	*	Open Text Corp	3,332
126,041	*,e	OpenTable, Inc	5,799
372,402	*,e	Openwave Systems, Inc	581
196,592		Opera Software ASA	868
58,987	e	Opnet Technologies, Inc	2,059
22,963,179		Oracle Corp	659,961
69,591		Oracle Corp Japan	2,450
27,768		ORC Software AB	186
62,957	*,e	Ordina NV	120
21,321		Otsuka Corp	1,470
417,700		Pacific Online	195

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

622,120	*,e	Parametric Technology Corp	$9,568
13,842		Patni Computer Systems Ltd	81
936,798	e	Paychex, Inc	24,703
62,752		PC Home Online	366
275,000		PCA Corp	3,227
66,444	e	Pegasystems, Inc	2,034
105,512	*,e	Perficient, Inc	772
548,100		Philweb Corp	189
201,102		Playtech Ltd	816
105,230		Polaris Software Lab Ltd	283
96,454	*	POSDATA Co Ltd	510
80,953	*,e	PRG-Schultz International, Inc	382
344,022	*,e	Progress Software Corp	6,038
94,587	*,e	PROS Holdings, Inc	1,219
14,123		PSI AG. Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	342
32,231	*,e	QAD, Inc (Class A)	345
376,479	*	QLIK Technologies, Inc	8,155
14,691	*,e	Quepasa Corp	51
343,782	*	Quest Software, Inc	5,459
122,663	*,e	QuinStreet, Inc	1,270
283,526	*,e	Rackspace Hosting, Inc	9,680
157,108	*,e	RealD, Inc	1,469
89,824	e	RealNetworks, Inc	757
123,153	*,e	RealPage, Inc	2,518
1,719,728	*,e	Red Hat, Inc	72,676
522,700		Redecard S.A.	7,117
88,193		Redflex Holdings Ltd	149
69,868	e	Renaissance Learning, Inc	1,172
12,864	*,e	RENREN,Inc (ADR)	66
9,827		Reply S.p.A.	222
41,249	*,e	Responsys, Inc	445
20,509	*	Retalix Ltd	271
99,422	*,e	RightNow Technologies, Inc	3,286
71,883		Rolta India Ltd	121
66,186	*,e	Rosetta Stone, Inc	606
320,540	*,e	Rovi Corp	13,777
253,412	*	S1 Corp	2,324
129,943	*,e	Saba Software, Inc	748
2,649,804		Sage Group plc	10,509
646,202	*,e	SAIC, Inc	7,632
480,827	*,e	Salesforce.com, Inc	54,949
762,600		Samart Corp PCL	195
1,280,787		SAP AG.	65,169
430,498	e	Sapient Corp	4,365
726,568	*	Satyam Computer Services Ltd	1,033
20,016		SBSi Co Ltd	275
58,261	*,e	Sciquest, Inc	870
147,826		SDL plc	1,489
141,308	*,e	Seachange International, Inc	1,088
39,590	*,e	ServiceSource International LLC	523
239,630		Shanghai Baosight Software Co Ltd	267

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

10,019		SimCorp AS	$1,437
289		Simplex Technology, Inc	96
8,019	*,e	Sina Corp	574
20,885		SK C&C Co Ltd	2,532
14,948	*	SK Communications Co Ltd	228
178,082	*,e	Smith Micro Software, Inc	271
167,729		SMS Management & Technology Ltd	871
97,212		Software AG.	3,044
134,000		Soft-World International Corp	322
228,720	*,e	SolarWinds, Inc	5,036
212,309		Solera Holdings, Inc	10,722
499,873		Sonda S.A.	1,077
177		So-net Entertainment Corp	743
5,679		Sopra Group S.A.	323
115,580	*,e	Sourcefire, Inc	3,093
84,000		Springsoft, Inc	89
34,589	*,e	SPS Commerce, Inc	563
201,216	e	Square Enix Co Ltd	3,623
54,056	*,e	SRS Labs, Inc	387
102,644	*,e	SS&C Technologies Holdings, Inc	1,467
52,407	e	Stamps.com, Inc	1,071
21,956	*	Stream Global Services, Inc	45
499,510	*,e	SuccessFactors, Inc	11,484
26,271	e	Sumisho Computer Systems Corp	418
197,350	*,e	SupportSoft, Inc	391
8,485		Sword Group	145
7,851,847	*	Symantec Corp	127,985
107,932	*,e	Synchronoss Technologies, Inc	2,689
690,506	*,e	Synopsys, Inc	16,821
79,748	e	Syntel, Inc	3,444
133	*	Systena Corp	109
356,000		Systex Corp	394
257,521	*,e	TA Indigo Holding Corp	1,934
332,360	*,e	Take-Two Interactive Software, Inc	4,228
290,466	*,e	Taleo Corp (Class A)	7,471
134,376	*	Tangoe, Inc	1,520
805,889		Tata Consultancy Services Ltd	16,962
52,065	*,e	TechTarget, Inc	297
105,800		Tecmo Koei Holdings Co Ltd	1,013
233,076	*	Telecity Group plc	2,011
297,768	*,e	TeleCommunication Systems, Inc (Class A)	1,027
205,916	*,e	TeleNav, Inc	1,826
197,631	*	TeleTech Holdings, Inc	3,012
95,335	*,e	Temenos Group AG.	1,288
1,630,100	e	Tencent Holdings Ltd	33,811
924,615	*,e	Teradata Corp	49,495
268,602	*,e	THQ, Inc	465
470,332	*,e	TIBCO Software, Inc	10,531
82,141	e	Tietoenator Oyj	1,033
582,660	*,e	TiVo, Inc	5,442
18,700		TKC	392
106,259	*,e	TNS, Inc	1,998

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,092,124	e	Total System Services, Inc	$18,490
170,900		Totvus S.A.	2,909
59,257	*	TradeDoubler AB	195
73,700		Trans Cosmos, Inc/Japan	892
1,279,999	e	Travelsky Technology Ltd	558
69,490	*,e	Travelzoo, Inc	1,528
107,851	*	Trend Micro, Inc	3,373
130,799	*,e	Tyler Technologies, Inc	3,307
119,763	*,e	Ubisoft Entertainment	644
103,537	*,e	Ultimate Software Group, Inc	4,837
283,056	*,e	Unisys Corp	4,441
36,234	e	Unit 4 Agresso NV	885
158,420	e	United Internet AG.	2,678
552,337	e	United Online, Inc	2,889
26,300		Universo Online S.A.	247
2,100		Userjoy Technology Co Ltd	4
319,527	*,e	Valueclick, Inc	4,972
110,886	*	Vasco Data Security International	567
837,501	*,e	VeriFone Systems, Inc	29,329
84,906	*,e	Verint Systems, Inc	2,232
283		VeriSign Japan KK	101
487,232	e	VeriSign, Inc	13,940
140,355	e	VirnetX Holding Corp	2,104
65,170	*,e	Virtusa Corp	860
2,114,568	e	Visa, Inc (Class A)	181,262
122,164	*,e	VistaPrint Ltd	3,302
1,093,636	*,e	VMware, Inc (Class A)	87,906
71,159	*,e	Vocus, Inc	1,193
348,519	*,e	Wave Systems Corp	816
105,730	*,e	WebMD Health Corp (Class A)	3,188
214,265	*,e	Websense, Inc	3,707
113,511	*,e	Website Pros, Inc	792
17,589	*	Webzen, Inc	121
10,306		WeMade Entertainment Co Ltd	503
3,846,432		Western Union Co	58,812
761,290		Wipro Ltd	5,268
133,557		Wirecard AG.	2,043
160,678	*,e	Wright Express Corp	6,112
286,066		Xchanging plc	342
4,227		XING AG.	308
21,553	e	Yahoo! Japan Corp	6,694
5,746,442	*	Yahoo!, Inc	75,622
194,084	*,e	Yandex NV	3,961
260,500		YTL E-Solutions BHD	58
42		Zappallas, Inc	43
16,100	*	Zillow, Inc	440
294,645	*,e	Zix Corp	787

		TOTAL SOFTWARE & SERVICES	6,348,918

TECHNOLOGY HARDWARE & EQUIPMENT - 5.9%
100,800	*	5N Plus, Inc	706
1,500,000	e	AAC Acoustic Technologies Holdings, Inc	3,217

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

20,947		Aastra Technologies Ltd	$295
415,000		Ability Enterprise Co Ltd	367
588,292		Accton Technology Corp	257
5,699,174		Acer, Inc	6,916
13,934		Acme Electronics Corp	26
117,199	*	Acme Packet, Inc	4,992
199,000		A-DATA Technology Co Ltd	210
243,800		Adlink Technology, Inc	265
331,482		Adtran, Inc	8,771
52,403	*	ADVA AG. Optical Networking	232
504,775		Advantech Co Ltd	1,326
111,186	*,e	Agilysys, Inc	793
18,500		Aiphone Co Ltd	357
1,533,376	*,e	Alcatel S.A.	4,446
1,180,286	*,e	Alcatel-Lucent (ADR)	3,340
872,000		Alpha Networks, Inc	571
341,800	e	Alps Electric Co Ltd	2,618
34,161	*	Amper S.A.	99
309,235	e	Amphenol Corp (Class A)	12,608
1,450,949		AmTRAN Technology Co Ltd	781
83,992	*,e	Anaren, Inc	1,608
136,894	e	Anixter International, Inc	6,494
169,000	e	Anritsu Corp	1,874
122,000		APCB, Inc	93
5,415,948	*	Apple, Inc	2,064,452
174,266		Arcadyan Technology Corp	179
40,800		Arisawa Manufacturing Co Ltd	195
612,019	*,e	Arris Group, Inc	6,304
592,864	*,e	Arrow Electronics, Inc	16,470
2,125,000	*	Artel Solutions Group Holdings Ltd	41
345,112	*,e	Aruba Networks, Inc	7,216
33,812		Ascom Holding AG.	323
103,323		Asia Vital Components Co Ltd	63
112,000		ASROCK, Inc	346
2,139,293		Asustek Computer, Inc	15,943
118,000		Aten International Co Ltd	207
9,011,853		AU Optronics Corp	3,587
45,629	*	Audiocodes Ltd	128
19,295		Austria Technologie & Systemtechnik AG.	227
254,000		AV Tech Corp	708
616,362	*	Avanzit S.A.	128
4,015,741		Avermedia Technologies	3,434
128,767	*,e	Avid Technology, Inc	997
278,241	*,e	Avnet, Inc	7,257
79,194	e	AVX Corp	940
79,956	*,e	AX Holding Corp	728
52,816	e	Axis Communications AB	861
49,966	*	Balda AG.	383
28,139		Barco NV	1,281
63,726	e	Bel Fuse, Inc (Class B)	993
29,400		Bematech S.A.	63
341,260	*,e	Benchmark Electronics, Inc	4,440

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,697,402		Benq Corp	$447
189,228	*,e	BigBand Networks, Inc	242
97,353	e	Black Box Corp	2,078
290,853	*,e	Blue Coat Systems, Inc	4,037
190,182	*,e	Bookham, Inc	692
485,546	*	Brightpoint, Inc	4,472
830,456	*,e	Brocade Communications Systems, Inc	3,588
430,078		Brother Industries Ltd	5,053
305,649	*,e	Bull S.A.	1,306
1,783,000		BYD Electronic International Co Ltd	444
1,889,400		CalComp Electronics Thailand PCL	143
152,048	*,e	Calix Networks, Inc	1,186
1,194,716	*	Cando Corp	495
33,000		Canon Electronics, Inc	928
1,581,498		Canon, Inc	71,809
2,614,000		Career Technology Co Ltd	4,172
1,548,943		Catcher Technology Co Ltd	8,868
388,000	*	Catic Shenzhen Holdings Ltd	159
385,703	*	CD Projekt Red S.A.	409
262,985	*	Celestica, Inc	1,910
819,000		Centron Telecom International Holdings Ltd	107
37,029	*	Ceragon Networks Ltd	346
91,670		Chang Wah Electromaterials, Inc	228
331,836		Channel Well Technology Co Ltd	110
190,256	*	Checkpoint Systems, Inc	2,584
968,827		Cheng Uei Precision Industry Co Ltd	2,099
54,000		Chenming Mold Industry Corp	50
1,565,054		Chicony Electronics Co Ltd	2,521
202,779		Chimei Materials Technology Corp	134
3,714,000		China Aerospace International Holdings Ltd	273
1,434,000		China All Access Holdings Ltd	273
3,544,000	*	China Energine International Holdings Ltd	116
1,105,000		China High Precision Automation Group Ltd	420
1,709,000	*	China ITS Holdings Co Ltd	167
3,150,000	*	China Public Healthcare Holding Ltd	13
3,956,000		China Wireless Technologies Ltd	539
628,000		Chin-Poon Industrial Co	371
567,840		Chroma ATE, Inc	1,164
4,740,857	*	Chunghwa Picture Tubes Ltd	353
167,809	*,e	Ciena Corp	1,879
22,744,572		Cisco Systems, Inc	352,312
423,084		Citizen Watch Co Ltd	2,107
582,212		Clevo Co	971
3,102,000	*	CMC Magnetics Corp	587
53,700	*	CMK Corp	219
237,315		Cognex Corp	6,434
145,024	*,e	Coherent, Inc	6,230
1,280,299		Comba Telecom Systems Holdings Ltd	931
28,162	e	Communications Systems, Inc	366
469,000		Compal Communications, Inc	566
7,675,648		Compal Electronics, Inc	6,980
472,000	*	Compeq Manufacturing Co	188

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

145,265	e	Comtech Telecommunications Corp	$4,080
1,026,800		Coretronic Corp	784
4,239,156	e	Corning, Inc	52,396
201,000		Coxon Precise Industrial Co Ltd	247
224,319	*,e	Cray, Inc	1,191
63,850		Creative Technology Ltd	131
12,859	*	CrucialTec Co Ltd	125
179,431	e	CTS Corp	1,459
75,000		CyberPower Systems, Inc	291
385,000		CyberTAN Technology, Inc	377
41,810		Daeduck Electronics Co	237
24,710		Daeduck GDS Co Ltd	155
7,800		Dai-ichi Seiko Co Ltd	233
389,000		Daiwabo Co Ltd	867
153,556	e	Daktronics, Inc	1,318
234,000		Darfon Electronics Corp	147
6,864	*	Dasan Networks, Inc	26
309,143		DataTec Ltd	1,451
438,416		Daxon Technology, Inc	183
324,000		DBA Telecommunication Asia Holdings Ltd	90
132,658	e	DDi Corp	960
6,845,588	*,e	Dell, Inc	96,865
1,193,700		Delta Electronics Thai PCL	746
2,220,964		Delta Electronics, Inc	5,202
82,000		Denki Kogyo Co Ltd	330
118,000		DFI, Inc	93
109,426	*,e	DG FastChannel, Inc	1,855
116,732	e	Diebold, Inc	3,211
118,257	*,e	Digi International, Inc	1,301
1,366,000		Digital China Holdings Ltd	1,788
9,063	*,e	Digital Multimedia Technologies S.p.A.	190
3,947		Digitech Systems Co Ltd	28
277,776		Diploma plc	1,373
744,000		D-Link Corp	543
241,240	*,e	Dolby Laboratories, Inc (Class A)	6,620
240,702	*,e	Dot Hill Systems Corp	363
70,804	*,e	DTS, Inc	1,758
320,900		Eastern Communications Co Ltd	136
139,366	*,e	Echelon Corp	977
104,832	*,e	EchoStar Corp (Class A)	2,370
16,971		Eizo Nanao Corp	373
115,000		Elec & Eltek International Co Ltd	322
74,344		Electro Rent Corp	1,027
115,141	*,e	Electro Scientific Industries, Inc	1,369
700,850		Electrocomponents plc	2,063
211,719	*	Electronics for Imaging, Inc	2,852
204,938		Elite Material Co Ltd	154
1,821,000		Elitegroup Computer Systems Co Ltd	401
288,300	*	Eltek ASA	149
70,648	*,e	eMagin Corp	186
8,235,033	*,e	EMC Corp	172,853
404,772	*,e	EMCORE Corp	401

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

353,680	*,e	Emulex Corp	$2,264
25,700	e	Enplas Corp	503
60,900		Entire Technology Co Ltd	93
5,853,424		Ericsson (LM) (B Shares)	56,205
32,407		Esprinet S.p.A.	135
364,970		Everlight Electronics Co Ltd	621
26,125		EVS Broadcast Equipment S.A.	1,351
49,463	*	Exfo Electro Optical Engineering, Inc	312
402,878	*,e	Extreme Networks, Inc	1,068
243,709	*	F5 Networks, Inc	17,316
81,993	*,e	Fabrinet	1,533
69,045	*,e	FARO Technologies, Inc	2,178
111,000	*	FDK Corp	129
209,594	*,e	FEI Co	6,279
360,392	*,e	Finisar Corp	6,321
127,000		Firich Enterprises Co Ltd	131
44,183		FLEXium Interconnect, Inc	106
280,255	e	Flir Systems, Inc	7,020
222,183		Flytech Technology Co Ltd	405
2,293,462	*,e	Foxconn International Holdings Ltd	1,185
875,046		Foxconn Technology Co Ltd	2,790
1,309,782		Fuji Folms Holdings Corp	30,440
3,320,557		Fujitsu Ltd	15,659
15,438		Fulltech Fiber Glass Corp	9
28,700		Furuno Electric Co Ltd	137
55,060	*,e	Fusion-io, Inc	1,046
247,153		G Tech Optoelectronics Corp	737
117,361	e	Gemalto NV	5,581
384,913		Gemtek Technology Corp	306
92,368		GeoVision, Inc	295
693,000		Getac Technology Corp	393
20,000	*	Giantplus Technology Co Ltd	6
1,263,000		Gigabyte Technology Co Ltd	1,095
186,986		Gigastorage Corp	126
40,103	*	Gilat Satellite Networks Ltd	125
694,748		Global Brands Manufacture Ltd	321
95,279	*,e	Globecomm Systems, Inc	1,287
492,000		Gold Circuit Electronics Ltd	132
770,000		Great Wall Technology Co Ltd	153
117,139	*	GSI Group, Inc	900
32,500		Hakuto Co Ltd	312
505,405		Halma plc	2,470
31,334	e	Hamamatsu Photonics KK	1,263
780,600		Hana Microelectronics PCL	424
623,838		Hannstar Board Corp	265
5,270,441	*	HannStar Display Corp	345
456,594	*	Harmonic, Inc	1,945
404,900	e	Harris Corp	13,835
325,260	*	Harris Stratex Networks, Inc (Class A)	764
9,894,298		Hewlett-Packard Co	222,128
21,360	e	Hexagon AB (B Shares)	278

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,544,540		High Tech Computer Corp	$33,913
2,302,278	*	Himachal Futuristic Communications	524
9,100		Hioki EE Corp	187
476,000		Hi-P International Ltd	191
24,166	e	Hirose Electric Co Ltd	2,247
77,730		Hitachi High-Technologies Corp	1,560
691,000	*,e	Hitachi Kokusai Electric, Inc	4,440
18,550,237	e	Hitachi Ltd	92,086
288,324		HiTi Digital, Inc	222
616,000		Holystone Enterprise Co Ltd	542
13,346,234		Hon Hai Precision Industry Co, Ltd	29,741
76,895		Horiba Ltd	2,335
80,900		Hosiden Corp	576
401,691	*	Hoya Corp	9,313
29,154		Humax Co Ltd	191
282,033	*	Ibiden Co Ltd	5,960
31,000		Ichia Technologies, Inc	14
236,000		I-Chiun Precision Industry Co Ltd	116
10,700	e	Icom, Inc	274
62,000		ICP Electronics, Inc	77
134,100	*	IdeiasNet S.A.	189
1,170,805	*,e	Imagination Technologies Group plc	7,566
196,240	*,e	Imation Corp	1,435
128,916	*,e	Immersion Corp	771
3,567		Inficon Holding AG.	519
463,358	*,e	Infinera Corp	3,577
404,000		Infortrend Technology, Inc	365
45,714	e	Ingenico	1,712
274,378	*,e	Ingram Micro, Inc (Class A)	4,426
5,942,243	*	InnoLux Display Corp	2,366
240,998	*,e	Insight Enterprises, Inc	3,649
6,365,000		Inspur International Ltd	158
2,130	*	Intelligent Digital Integrated Securities Co Ltd	50
4,743		Intelligent Digital Integrated Security	37
201,732	e	InterDigital, Inc	9,397
7,059		Interflex Co Ltd	121
243,721	*,e	Intermec, Inc	1,589
141,646	*,e	Intevac, Inc	990
15,834		INTOPS Co Ltd	218
3,674,356		Inventec Co Ltd	1,326
88,942	*	IPG Photonics Corp	3,864
440,325		ITEQ Corp	452
116,921	*,e	Itron, Inc	3,449
35,982		Ituran Location and Control Ltd	422
151,322	*,e	Ixia	1,161
39,159		J Touch Corp	56
1,860,358	e	Jabil Circuit, Inc	33,096
151,000	e	Japan Aviation Electronics Industry Ltd	1,013
18,900		Japan Cash Machine Co Ltd	175
38,000		Japan Digital Laboratory Co Ltd	440
125,535	e	Japan Radio Co Ltd	332
1,352,900		JCY International BHD	174

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,284,968	*,e	JDS Uniphase Corp	$52,691
101,737	*	Jenoptik AG.	628
26,399		Jentech Precision Industrial Co Ltd	64
153,528		Jess-Link Products Co Ltd	176
1,394,000		Ju Teng International Holdings Ltd	257
3,554,117	*,e	Juniper Networks, Inc	61,344
27,600		Kaga Electronics Co Ltd	295
7,986	e	Kapsch TrafficCom AG.	527
209,949	*,e	Kemet Corp	1,501
43,274		Keyence Corp	11,842
3,218		KH Vatec Co Ltd	19
1,527,676	e	Kingboard Chemical Holdings Ltd	4,115
2,318,000		Kinpo Electronics	556
55,400		Koa Corp	600
872,350	e	Konica Minolta Holdings, Inc	5,981
46,641		Kudelski S.A.	414
67,699	*,e	KVH Industries, Inc	535
505,000		KYE Systems Corp	198
226,644		Kyocera Corp	18,951
368,632		Laird Group plc	789
239,544		Largan Precision Co Ltd	5,532
67,361	*,e	LeCroy Corp	532
17,347,300		Lenovo Group Ltd	11,599
1,092,486	*,e	Lexmark International, Inc (Class A)	29,530
10,401		LG Innotek Co Ltd	553
399,542		LG.Philips LCD Co Ltd	6,516
1,017,058		LITE-ON IT Corp	953
655,000		Lite-On Semiconductor Corp	385
4,457,510		Lite-On Technology Corp	4,038
92,670		Littelfuse, Inc	3,726
231,377	*,e	Logitech International S.A.	1,782
2,494	*,e	LoJack Corp	8
44,943	*	Loral Space & Communications, Inc	2,252
18,000		Lotes Co Ltd	49
223,600		Lumax International Corp Ltd	474
22,600		Macnica, Inc	483
35,000		Mag Layers Scientific-Technics Co Ltd	48
145,000		Marubun Corp	604
7,300	*	Maruwa Co Ltd	310
112,627	*,e	Maxwell Technologies, Inc	2,073
61,224	*,e	Measurement Specialties, Inc	1,589
21,800	*,e	Megachips Corp	308
14,200		Meiko Electronics Co	141
32,300		Melco Holdings, Inc	1,008
145,339	*,e	Mercury Computer Systems, Inc	1,671
35,601	*,e	Meru Networks, Inc	290
171,683		Methode Electronics, Inc	1,276
644,000	*	Microelectronics Technology, Inc	144
78,824	*	Micronic Laser Systems AB	109
1,854,000		Micro-Star International Co Ltd	834
422,204	*,e	Microvision, Inc	287
110,000		MIN AIK Technology Co Ltd	234

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,096,000		Mitac International	$754
111,500		Mitsumi Electric Co Ltd	746
303,000		MOBI Development Co Ltd	35
237,732	e	Molex, Inc	4,843
110,509		Moser Baer India Ltd	48
537,850	*	Motorola Mobility Holdings, Inc	20,320
627,079	e	Motorola, Inc	26,275
64,223	e	MTS Systems Corp	1,968
55,136	*	Multi-Fineline Electronix, Inc	1,099
287,481	e	Murata Manufacturing Co Ltd	15,609
234,850		Nan Ya Printed Circuit Board Corp	630
458,000	*	Nanjing Panda Electronics	78
160,907		National Instruments Corp	3,678
524,241	*,e	NCR Corp	8,854
362,382	*	NEC Corp	736
18,400		NEC Mobiling Ltd	664
20,198	*,e	NeoPhotonics Corp Ltd	139
32,662	e	Neopost S.A.	2,395
460,480	*	Net Insight AB	134
2,367,607	*,e	NetApp, Inc	80,357
168,234	*	Netgear, Inc	4,356
5,750		Netronix, Inc	5
5,163	*,e	Network Equipment Technologies, Inc	10
27,000		Newmax Technology Co Ltd	48
241,423	*	Newport Corp	2,610
98,326	e	Nichicon Corp	1,190
35,900		Nidec Copal Electronics Corp	261
52,000		Nidec Sankyo Corp	307
19,400	e	Nihon Dempa Kogyo Co Ltd	215
19,800		Nippon Ceramic Co Ltd	389
254,000	e	Nippon Chemi-Con Corp	912
571,613		Nippon Electric Glass Co Ltd	5,194
31,000		Nohmi Bosai Ltd	204
7,764,885		Nokia Oyj	43,909
41,234		Nolato AB (B Shares)	291
1,065		Nortel Networks Netas Telekomunikasyon AS	88
130,953	*,e	Novatel Wireless, Inc	395
40,611	*,e	Numerex Corp	226
203,404	*,e	OCZ Technology Group, Inc	987
997,000	*	Oki Electric Industry Co Ltd	905
208,253		Omron Corp	4,090
1,240,000	*	O-Net Communications Group	290
114,572	*,e	Oplink Communications, Inc	1,735
220,457	*,e	OpNext, Inc	276
80,248	*	Orbcomm, Inc	205
34,000	e	Osaki Electric Co Ltd	335
128,419	*,e	OSI Systems, Inc	4,305
806,990		Pan-International Industrial	791
213,000		Paragon Technologies Co Ltd	226
88,094		Park Electrochemical Corp	1,883
17,558	*	Parrot S.A.	359
31,546		Partron Co Ltd	244

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

188,000	*	PAX Global Technology Ltd	$38
57,717	*	PC Connection, Inc	461
839	*	PC-Tel, Inc	5
2,083,217		Pegatron Technology Corp	1,914
1,148		Phoenix Mecano AG.	568
211,496	e	Plantronics, Inc	6,017
152,944	*,e	Plexus Corp	3,460
60,000		Plotech Co Ltd	35
1,045,940	*	Polycom, Inc	19,214
254,000		Portwell, Inc	194
44,400		Positivo Informatica S.A.	127
474,000		Power Quotient International Co Ltd	155
409,092	*,e	Power-One, Inc	1,841
645,820	*,e	Powerwave Technologies, Inc	1,111
510,657	e	Premier Farnell plc	1,225
61,845		Primax Electronics Ltd	36
4,749,000		Prime View International Co Ltd	9,844
46,976	*,e	Procera Networks, Inc	451
15,539		Prosperity Dielectrics Co Ltd	6
166,000		P-Two Industries, Inc	109
470,748	*	QLogic Corp	5,969
11,260,118		Qualcomm, Inc	547,579
3,148,532		Quanta Computer, Inc	6,031
427,000		Quanta Storage, Inc	282
1,054,069	*,e	Quantum Corp	1,908
123,955	*,e	Rackable Systems, Inc	1,478
98,239	*	Radisys Corp	601
19,447		Redington India Ltd	36
95,355	e	Renishaw plc	1,507
688,476	*	Research In Motion Ltd (Canada)	14,034
89,370		Richardson Electronics Ltd	1,216
479,228	e	Ricoh Co Ltd	4,017
56,238		Rimage Corp	711
45,200		Riso Kagaku Corp	814
3,588,000	*	Ritek	625
384,351	*	Riverbed Technology, Inc	7,672
126,851	*	Rofin-Sinar Technologies, Inc	2,436
67,758	*,e	Rogers Corp	2,651
11,200		Roland DG Corp	120
58,200		Ryosan Co Ltd	1,286
32,700		Ryoyo Electro Corp	311
32,150		Sam Young Electronics Co Ltd	214
73,196		Samsung Electro-Mechanics Co Ltd	4,483
45,991		Samsung SDI Co Ltd	4,421
3,284,302	*,e	SanDisk Corp	132,522
158,413	*	Sandvine Corp	228
371,158	*,e	Sanmina-SCI Corp	2,479
33,200		Sanshin Electronics Co Ltd	289
139,597	*,e	Scansource, Inc	4,126
179,611	*,e	SCM Microsystems, Inc	357
40,000		Sea Sonic Electronics Co Ltd	39
1,299,602		Seagate Technology, Inc	13,360

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

28,960	e	Seiko Epson Corp	$369
194,000		Senao International Co Ltd	564
33,000		Sercomm Corp	33
12,421		SFA Engineering Corp	604
308,800	*	Shanghai Potevio Co Ltd	167
20,700	*,m	Shenzhen SEG Co Ltd	8
133,100	*	Shijiazhuang Baoshi Electronic Glass Co Ltd	98
148,289	e	Shimadzu Corp	1,251
23,200		Shinko Shoji Co Ltd	187
189,210	*,e	ShoreTel, Inc	942
535,000	*	Shuttle, Inc	164
37,711	*	Sierra Wireless, Inc	259
18,600	*	Siix Corp	242
2,242,000	e	SIM Technology Group Ltd	169
642,739		Simplo Technology Co Ltd	3,948
548,000		Sinbon Electronics Co Ltd	318
13,208		Sindoh Co Ltd	539
447,000	*	Sintek Photronic Corp	147
156,000		Sirtec International Co Ltd	210
80,700	*	Smart Technologies, Inc	340
384,940	*,e	Smart Technologies, Inc (Class A)	1,617
86,000	e	SMK Corp	320
7,363		SNU Precision Co Ltd	85
394,000	*	Solelytex Industrial Corp	127
889,143	*,e	Sonus Networks, Inc	1,929
250,380		Spectris plc	4,532
935,920		Spirent Communications plc	1,780
53,100	e	Star Micronics Co Ltd	523
159,015	*,e	STEC, Inc	1,612
303,237		Sterlite Technologies Ltd	222
84,384	*,e	Stratasys, Inc	1,564
238,000		Sunrex Technology Corp	159
102,931	*	Super Micro Computer, Inc	1,290
14,356		Suprema, Inc	103
14,000		Supreme Electronics Co Ltd	8
656,686	*	SVA Electron Co Ltd	287
1,221,800		SVI PCL (ADR)	142
79,839	e	Sycamore Networks, Inc	1,441
228,538	*	Symmetricom, Inc	992
140,873	*,e	Synaptics, Inc	3,367
246,000		Syncmold Enterprise Corp	255
141,985	*	SYNNEX Corp	3,720
1,828,198		Synnex Technology International Corp	3,948
74,972		Taiflex Scientific Co Ltd	92
378,000	*	Taiwan Chi Cheng Enterprise Co Ltd	157
258,000		Taiwan PCB Techvest Co Ltd	194
132,803	e	Taiyo Yuden Co Ltd	968
82,000	e	Tamura Corp	206
1,000,000		TCL Communication Technology Holdings Ltd	411
196,716	e	TDK Corp	6,862
81,414	*,e	Tech Data Corp	3,520
164,558	e	Technitrol, Inc	471

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

313,947	*,e	Tekelec	$1,896
657,398	e	Tellabs, Inc	2,820
111,280		Test Research, Inc	126
251,000		Thinking Electronic Industrial Co Ltd	198
9,630		Thrane & Thrane AS	358
75,444		TKH Group NV	1,515
107,000	*,e	Toko, Inc	206
155,105	e	Tokyo Denpa Co Ltd	818
151,625		Tong Hsing Electronic Industries Ltd	352
81,100	e	Topcon Corp	403
66,618		Topoint Technology Co Ltd	45
5,094,371	e	Toshiba Corp	20,782
179,000		Toshiba TEC Corp	671
63,200	e	Toyo Corp/Chuo-ku	716
119,450	*	TPK Holding Co Ltd	2,212
1,674,000	e	Tpv Technology Ltd	489
239,787	*,e	Trimble Navigation Ltd	8,045
507,832		Tripod Technology Corp	1,323
3,215,000		Truly International Holdings	320
354,153		TT electronics plc	853
252,386	*,e	TTM Technologies, Inc	2,400
512,039		TXC Corp	594
6,914	*	U-Blox AG.	262
211,200		Uchi Technologies BHD	78
15,742		Uju Electronics Co Ltd	190
281,000	*	Uniden Corp	1,020
1,635,756		Unimicron Technology Corp	2,288
151,937		Unitech Printed Circuit Board Corp	64
168,255	*,e	Universal Display Corp	8,066
25		V Technology Co Ltd	97
402,795		Venture Corp Ltd	2,040
36,183	*,e	Veraz Networks, Inc	67
151,050	*,e	Viasat, Inc	5,031
11,882	*,e	Viasystems Group, Inc	209
28,000		Viking Tech Corp	29
1,274,233	*,e	Vishay Intertechnology, Inc	10,653
52,119	*,e	Vishay Precision Group, Inc	687
1,700,000	*	VST Holdings Ltd	164
220,900	e	Vtech Holdings Ltd	2,050
478		Wacom Co Ltd	560
44,042		Wah Hong Industrial Corp	70
1,726,767		Wah Lee Industrial Corp	2,135
476,769		Walsin Technology Corp	146
1,016,000		Wasion Group Holdings Ltd	293
637,350		Weikeng Industrial Co Ltd	455
103,000		Wellypower Optronics Corp	56
209,863	*,e	Westell Technologies, Inc	453
1,750,353	*,e	Western Digital Corp	45,019
209,500		Wi-Lan, Inc	1,226
44,258		Wincor Nixdorf AG.	1,987
1,882,962		Wintek Corp	1,453
2,509,496		Wistron Corp	2,816

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

200,545		Wistron NeWeb Corp	$487
8,130		Woojin, Inc	84
4,496,000		World Wide Touch Technology Ho	111
1,619,598		WPG Holdings Co Ltd	1,862
323,642		WT Microelectronics Co Ltd	392
308,000	*	WUS Printed Circuit Co Ltd	160
5,097,899	e	Xerox Corp	35,532
116,243	*,e	X-Rite, Inc	434
178,500	e	Xyratex Ltd	1,655
15,750	*,b,m	Ya Hsin Industrial Co Ltd	3
1,658,000		Yageo Corp	461
81,293		Yamatake Corp	1,740
167,203	e	Yaskawa Electric Corp	1,261
337,785	*,e	Yokogawa Electric Corp	3,195
109,348		Young Fast Optoelectronics Co Ltd	297
152,410	*	Zebra Technologies Corp (Class A)	4,716
213,000		Zinwell Corp	210
839,147	e	ZTE Corp	2,377
87,615	*,e	Zygo Corp	1,013
453,000		Zyxel Communications	263

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	5,304,764

TELECOMMUNICATION SERVICES - 3.6%
12,152	*	012 Smile.Communications Ltd	190
244,640	*,e	8x8, Inc	996
93,565	e	AboveNet, Inc	5,015
2,669,100		Advanced Info Service PCL	10,919
150,506	f	AFK Sistema (GDR) (purchased 03/30/07, cost $2,646)	2,093
187,488	e	Alaska Communications Systems Group, Inc	1,230
62,685		Allied Technologies Ltd	457
64,555,760	e	America Movil S.A. de C.V. (Series L)	71,266
2,905,840	*,e	American Tower Corp (Class A)	156,334
26,395,884	e	AT&T, Inc	752,810
45,839		Atlantic Tele-Network, Inc	1,507
96,883	*	Avanti Communications Group plc	400
1,308,000	*	Axtel SAB de CV	477
630,262		BCE, Inc	23,631
247,535		Belgacom S.A.	7,450
74,320		Bell Aliant Regional Communications Income Fund	1,961
2,000,214		Bezeq Israeli Telecommunication Corp Ltd	3,743
795,877		Bharti Airtel Ltd	6,114
14,524	*,e	Boingo Wireless, Inc	104
750,862		Brasil Telecom S.A. (Preference)	4,381
19,888,553		BT Group plc	53,308
10,102,917		Cable & Wireless plc	5,842
6,356,392		Cable & Wireless Worldwide	3,050
113,441	*,e	Cbeyond Communications, Inc	801
50,690		Cellcom Israel Ltd	1,035
4,657,784		CenturyTel, Inc	154,266
4,015,768		China Communications Services Corp Ltd	1,837
10,089,390		China Mobile Hong Kong Ltd	98,627
21,103,889		China Telecom Corp Ltd	13,216

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

12,203,601	e	China Unicom Ltd	$24,811
5,164,118		Chunghwa Telecom Co Ltd	17,103
1,021,829	*,e	Cincinnati Bell, Inc	3,157
1,320,000	e	Citic 1616 Holdings Ltd	256
3,282,000	*	Citic 21CN Co Ltd	222
436,000		City Telecom (HK) Ltd	206
370,799	*,e	Clearwire Corp (Class A)	864
184,461	*,e	Cogent Communications Group, Inc	2,481
431,965	*	Colt Telecom Group S.A.	681
168,221	e	Consolidated Communications Holdings, Inc	3,036
1,118,625	*,e	Crown Castle International Corp	45,494
7,204,219		Deutsche Telekom AG.	84,562
481,400		Digi.Com BHD	4,571
114,195		Drillisch AG.	1,116
39,782		Egyptian Co for Mobile Services	612
10,129		Elisa Oyj (Series A)	207
190,344		Empresa Nacional de Telecomunicaciones S.A.	3,662
107,031	*,e	Fairpoint Communications, Inc	460
2,704,019		Far EasTone Telecommunications Co Ltd	3,998
596,874		France Telecom S.A.	9,769
250,265	e	Freenet AG.	2,923
2,746,316	e	Frontier Communications Corp	16,780
208,174	*	General Communication, Inc (Class A)	1,707
173,736	*,e	Global Crossing Ltd	4,154
380,921	*,e	Globalstar, Inc	156
64,100		Globe Telecom, Inc	1,295
19,990		Hellenic Telecommunications Organization S.A.	85
39,925	e	HickoryTech Corp	384
2,108,651		Hutchison Telecommunications Hong Kong Holdings Ltd	736
143,438	e	IDT Corp (Class B)	2,926
283,583		iiNET Ltd	592
1,486	e	Iliad S.A.	166
124,236	*,e	inContact, Inc	429
398,934		Inmarsat plc	3,038
8,299	*	Internet Gold-Golden Lines Ltd	93
175,797	*,e	Iridium Communications, Inc	1,090
1,807,800		Jasmine International PCL	93
279,401	*	Jazztel plc	1,380
1,197,818		Kcom Group plc	1,316
3,919	e	KDDI Corp	26,980
161,000		Keppel Telecommunications & Transportation Ltd	148
110,552		KT Corp	3,330
371,187	*,e	Leap Wireless International, Inc	2,561
5,892,912	*,e	Level 3 Communications, Inc	8,780
406,366		LG Telecom Ltd	2,189
115,389		M2 Telecommunications Group Ltd	326
731,680		Magyar Telekom	1,628
229,429	*	Mahanagar Telephone Nigam	147
53,700		Manitoba Telecom Services, Inc	1,661
245,653		Maroc Telecom	4,209
3,177,700		Maxis BHD	5,278
5,025,152	*,e	MetroPCS Communications, Inc	43,769

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

74,999	e	Millicom International Cellular S.A.	$7,474
822,452	e	Mobile TeleSystems (ADR)	10,116
508,809		MobileOne Ltd	950
23,872		Mobistar S.A.	1,363
2,956,397		MTN Group Ltd	48,298
546,545	*	Netia S.A.	817
138,710	*,e	Neutral Tandem, Inc	1,343
1,082,406	*,e	NII Holdings, Inc (Class B)	29,171
1,619,489		Nippon Telegraph & Telephone Corp	77,587
131,961	e	NTELOS Holdings Corp	2,340
12,876	e	NTT DoCoMo, Inc	23,461
4,026,562	*	Orascom Telecom Holding SAE	2,214
680,872	*,e	PAETEC Holding Corp	3,602
137,382		Partner Communications	1,302
8,329,161		PCCW Ltd	3,098
90,062		Philippine Long Distance Telephone Co	4,490
841,424	e	Portugal Telecom SGPS S.A.	6,182
255,568	*,e	Premiere Global Services, Inc	1,641
26,032,000	*	PT Bakrie Telecom Tbk	969
2,285,500		PT Excelcomindo Pratama	1,280
1,382,676		PT Indosat Tbk	818
13,526,821		PT Telekomunikasi Indonesia Tbk (Series B)	11,537
186,222	*,e	QSC AG.	504
794,833		Reliance Communication Ventures Ltd	1,154
462,268		Rogers Communications, Inc (Class B)	15,824
346,796		Rostelecom (ADR)	9,584
2,527,321		Royal KPN NV	33,287
541,910	*,e	SBA Communications Corp (Class A)	18,685
19,817		Scailex Corp Ltd	121
108,160	e	Shenandoah Telecom Co	1,205
6,306,773	e	Singapore Telecommunications Ltd	15,203
288,459	*	SK Broadband Co Ltd	862
48,931		SK Telecom Co Ltd	6,179
1,496,018	e	SmarTone Telecommunications Holding Ltd	2,244
896,193		Softbank Corp	26,223
252,616	e	Sonaecom - SGPS S.A.	380
10,576,822	*	Sprint Nextel Corp	32,154
690,321		StarHub Ltd	1,500
45,421	e	SureWest Communications	476
3,995		Swisscom AG.	1,625
2,512,715		Taiwan Mobile Co Ltd	6,176
670,065		TalkTalk Telecom Group plc	1,311
777,160	*	Tata Teleservices Maharashtra Ltd	269
554,585		TDC AS	4,531
154,613		Tele Norte Leste Participacoes S.A.	1,694
321,194		Tele Norte Leste Participacoes S.A. (Preference)	3,041
758,359	e	Tele2 AB (B Shares)	13,736
2,744,941		Telecom Corp of New Zealand Ltd	5,456
482,800		Telecom Egypt	1,185
10,749,380		Telecom Italia RSP	10,454
16,726,589		Telecom Italia S.p.A.	18,174
101,824		Telecom Plus plc	1,145

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

591,617		Telecomunicacoes de Sao Paulo S.A.	$15,669
6,855	e	Telecomunicacoes de Sao Paulo S.A. (ADR)	181
167,407		Telefonica O2 Czech Republic AS	3,562
2,484,275		Telefonica S.A.	47,611
7,473,422	*,e	Telefonos de Mexico S.A. de C.V. (Series L)	5,599
26,279		Telekom Austria AG.	265
4,640,500		Telekom Malaysia BHD	5,923
1,392,525		Telekomunikacja Polska S.A.	7,278
75,196		Telemar Norte Leste S.A.	1,548
80,717		Telenet Group Holding NV	2,957
1,286,201		Telenor ASA	19,837
303,201	e	Telephone & Data Systems, Inc	6,443
1,324,101		TeliaSonera AB	8,730
391,728		Telkom S.A. Ltd	1,551
9,698,164	e	Telstra Corp Ltd	28,883
68,460		TELUS Corp	3,355
184,746		TELUS Corp, non-voting shares	8,612
398,400	*	Thaicom PCL	104
1,489,762		Tim Participacoes S.A.	6,893
1,089	e	Tim Participacoes S.A. (ADR)	26
1,747,300	*	Time dotCom BHD	245
1,933,079	*,e	Tiscali S.p.A.	120
3,599,000		TM International BHD	5,147
138,912	*,e	Towerstream Corp	356
377,993		TPG Telecom Ltd	514
486,822	*	True Corp PCL	49
17,567		Tulip Telecom Ltd	57
947,977		Turk Telekomunikasyon AS	4,071
1,043,669		Turkcell Iletisim Hizmet AS	4,736
265,585	*,e	tw telecom inc (Class A)	4,387
27,209	*,e	US Cellular Corp	1,079
141,657	e	USA Mobility, Inc	1,870
16,186,265	e	Verizon Communications, Inc	595,655
1,590,390		Vivendi Universal S.A.	32,380
774,801		Vodacom Group Pty Ltd	8,636
65,889,021		Vodafone Group plc	169,813
696,337	e	Vodafone Group plc (ADR)	17,861
989,442	*,e	Vonage Holdings Corp	2,573
1,052,398	e	Windstream Corp	12,271

		TOTAL TELECOMMUNICATION SERVICES	3,241,959

TRANSPORTATION - 1.9%
156,539		Abertis Infraestructuras S.A.	2,407
49,512	*	ACE Aviation Holdings, Inc (Class A)	500
272,473	*	AER Lingus	240
5,587		Aeroports de Paris	420
53,088	*,e	Air Berlin plc	192
90,100	*	Air Canada (Class A)	126
3,742,600	e	Air China Ltd	2,599
18,756	*,e	Air France-KLM	137
386,370	e	Air New Zealand Ltd	319
230,912	*	Air Transport Services Group, Inc	1,000

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,095,100		AirAsia BHD	$1,964
192,799	*	Alaska Air Group, Inc	10,853
120,322	e	Alexander & Baldwin, Inc	4,395
582,652		All America Latina Logistica S.A.	2,643
1,196,324	e	All Nippon Airways Co Ltd	3,744
59,399	e	Allegiant Travel Co	2,799
41,158	*	Amerco, Inc	2,570
964,593	*,e	AMR Corp	2,855
624,000		Anhui Expressway Co	314
115,165		Ansaldo STS S.p.A.	1,145
716		AP Moller - Maersk AS (Class A)	4,008
3,741		AP Moller - Maersk AS (Class B)	21,974
128,733		Arkansas Best Corp	2,079
4,307,128	e	Asciano Group	5,934
104,790	*	Asiana Airlines	674
136,861	*	Atlas Air Worldwide Holdings, Inc	4,556
759,399		Auckland International Airport Ltd	1,320
1,211,343		Australian Infrastructure Fund	2,099
105,393		Autostrada Torino-Milano S.p.A.	1,000
333,814		Autostrade S.p.A.	4,800
417,357	*,e	Avis Budget Group, Inc	4,036
104,285	*	Avis Europe plc	512
61,165	e	Baltic Trading Ltd	284
989,200		Bangkok Expressway PCL	524
331,000	*	Bangkok Metro PCL	6
959,866		BBA Aviation plc	2,486
2,937,600		Beijing Capital International Airport Co Ltd	1,183
241,515	e	Brisa-Auto Estradas de Portugal S.A.	854
977,423		Canadian National Railway Co	65,320
224,669		Canadian Pacific Railway Ltd	10,831
4,101,773	e	Cathay Pacific Airways Ltd	6,694
403,020		Cebu Air, Inc	657
174,945		Celadon Group, Inc	1,554
14,613		Celebi Hava Servisi	149
2,539	e	Central Japan Railway Co	22,157
745,220	e	CH Robinson Worldwide, Inc	51,025
2,910,127		China Airlines	1,426
1,862,744	e	China Merchants Holdings International Co Ltd	4,995
6,698,800	*,e	China Shipping Container Lines Co Ltd	1,021
1,959,300	e	China Shipping Development Co Ltd	1,246
6,302,000	*,e	China Southern Airlines Co Ltd	2,896
254,000		Chinese Maritime Transport Ltd	341
330,887		Cia de Concessoes Rodoviarias	8,615
19,679		Clarkson plc	342
181,631		ComfortDelgro Corp Ltd	180
16,776	e	Compagnie Maritime Belge S.A.	389
2,239,038		Compania SudAmericana de Vapores S.A.	515
6,929,217	e	ConnectEast Group	3,622
590,148	e	Con-Way, Inc	13,060
281,204		Copa Holdings S.A. (Class A)	17,229
4,212,475	e	COSCO Holdings	1,724
2,672,000	e	COSCO Pacific Ltd	2,956

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

212,233	e	Costamare, Inc	$2,621
18,270	*,e	Covenant Transportation Group, Inc	67
5,116,998		CSX Corp	95,534
293,000		CWT Ltd	209
30,517	e	D/S Norden	840
173,000	*,e	Daiichi Chuo Kisen Kaisha	218
892,050		Dazhong Transportation Group Co Ltd	449
2,934,536	*,e	Delta Air Lines, Inc	22,009
841,522		Deutsche Lufthansa AG.	10,910
645,527		Deutsche Post AG.	8,265
3,572		Dfds AS	243
117,308	*	Dollar Thrifty Automotive Group, Inc	6,604
244,526		DSV AS	4,400
399,841	*,e	Eagle Bulk Shipping, Inc	628
619,425		East Japan Railway Co	37,554
235,547	*	easyJet plc	1,254
274,900		EcoRodovias Infraestrutura e Logistica S.A.	2,018
2,081,772		Eva Airways Corp	1,363
519,500		Evergreen International Storage & Transport Corp	289
4,861,407		Evergreen Marine Corp Tawain Ltd	2,452
376,531	*,e	Excel Maritime Carriers Ltd	783
706,730	e	Expeditors International Washington, Inc	28,658
15,000	*	Farglory F T Z Investment Holding Co Ltd	8
902,650	e	FedEx Corp	61,091
1,856,000		First Steamship Co Ltd	2,666
666,377	e	Firstgroup plc	3,313
12,314	e	Flughafen Wien AG.	524
6,554		Flughafen Zuerich AG.	2,469
35,161	*	Flybe Group plc	63
120,734	e	Forward Air Corp	3,073
13,786		Fraport AG. Frankfurt Airport Services Worldwide	812
317,795		Freightways Ltd	771
308,000	e	Fukuyama Transporting Co Ltd	1,875
6,917		Gateway Distriparks Ltd	20
642,491	*,e	Gemina S.p.A.	518
168,323	*,e	Genco Shipping & Trading Ltd	1,315
159,485	*,e	Genesee & Wyoming, Inc (Class A)	7,419
22,532	f	Globaltrans Investment plc (GDR) (purchased 07/05/10, cost $338)	306
14,979		GLOVIS Co Ltd	2,212
97,841		Go-Ahead Group plc	2,011
177,762		Gol Linhas Aereas Inteligentes S.A.	968
433,000		Golden Ocean Group Ltd	294
465,000	e	Goodpack Ltd	537
819,717	e	Grindrod Ltd	1,522
340,815		Groupe Eurotunnel S.A.	2,888
205,100	*	Grupo Aeroportuario del Centro Norte Sab de C.V.	329
978,491	e	Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	3,272
372,900	e	Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	1,860
303,560		Guangdong Provincial Expressway Development Co Ltd	88
1,214,000		GZI Transportation Ltd	429
132,000	*	Hainan Meilan International Airport Co Ltd	79

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

48,598	e	Hamburger Hafen und Logistik AG.	$1,350
56,920		Hanjin Shipping Co Ltd	491
37,170		Hanjin Shipping Holdings Co Ltd	235
4,330		Hanjin Transportation Co Ltd	89
219,315	*,e	Hawaiian Holdings, Inc	923
207,844	e	Heartland Express, Inc	2,818
1,098,992	*,e	Hertz Global Holdings, Inc	9,781
68,500		Hitachi Transport System Ltd	1,272
64,400		Hong Kong Aircraft Engineerg	817
322,085		Hopewell Highway Infrastructure Ltd	196
204,232	*,e	Hub Group, Inc (Class A)	5,774
4,662,294		Hutchison Port Holdings Trust	3,112
49,520		Hyundai Merchant Marine Co Ltd	1,059
107,757	*,e	Iino Kaiun Kaisha Ltd	570
134,138	*	International Consolidated Airlines	316
320,510		International Container Term Services, Inc	340
31,722	e	International Shipholding Corp	587
27,900		Inui Steamship Co Ltd	107
30,212		Irish Continental Group plc	579
434,734	e	J.B. Hunt Transport Services, Inc	15,703
52,855	e	Japan Airport Terminal Co Ltd	786
117,850	*	Jet Airways India Ltd	562
2,683,327	*,e	JetBlue Airways Corp	11,002
4,036,000		Jiangsu Express	3,048
166,000		Jinzhou Port Co Ltd	83
99,500		Julio Simoes Logistica S.A.	466
481,083		Kamigumi Co Ltd	4,294
1,264,830	*	Kansas City Southern Industries, Inc	63,191
1,955,538	e	Kawasaki Kisen Kaisha Ltd	4,067
343,263	e	Keihin Electric Express Railway Co Ltd	3,169
422,104	e	Keio Corp	3,020
201,128		Keisei Electric Railway Co Ltd	1,364
629,067	*	Kingfisher Airlines Ltd	256
1,169,487	e	Kintetsu Corp	4,409
19,200		Kintetsu World Express, Inc	549
305,441	*,e	Kirby Corp	16,078
291,213	e	Knight Transportation, Inc	3,876
49,871		Koninklijke Vopak NV	2,384
13,321	*	Korea Express Co Ltd	739
59,457		Korean Air Lines Co Ltd	2,199
5,522		Kuehne & Nagel International AG.	620
198,325		Lan Airlines S.A.	4,194
240,735		Landstar System, Inc	9,523
45,500		Lingkaran Trans Kota Holdings BHD	51
393,700	*	LLX Logistica S.A.	760
176,092		Localiza Rent A Car	2,332
42,200	*	Log-in Logistica Intermodal S.A.	145
465,337		Macquarie Airports	1,441
515,893	*	Macquarie Atlas Roads Group	650
165,030		Mainfreight Ltd	1,222
212,900		Malaysia Airports Holdings BHD	352
246,800		Malaysian Bulk Carriers BHD	138

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

61,264		Marten Transport Ltd	$1,056
113,000		Maruzen Showa Unyu Co Ltd	424
302,252		Mercator Lines Ltd	148
324,400		Mermaid Marine Australia Ltd	987
1,276,100		MISC BHD	2,331
78,556	e	Mitsubishi Logistics Corp	846
1,446,125	e	Mitsui OSK Lines Ltd	5,572
225,610		Mitsui-Soko Co Ltd	873
850,253		MTR Corp	2,545
495,552		Mundra Port and Special Economic Zone Ltd	1,656
581,710		National Express Group plc	2,104
836,658	e	Neptune Orient Lines Ltd	690
653,134	e	Nippon Express Co Ltd	2,786
137,100		Nippon Konpo Unyu Soko Co Ltd	1,707
3,936,348	e	Nippon Yusen Kabushiki Kaisha	10,677
534,714	e	Nishi-Nippon Railroad Co Ltd	2,529
96,000		Nissin Corp	240
1,618,174	e	Norfolk Southern Corp	98,741
356,980	*	Northgate plc	1,383
27,912	*,e	Norwegian Air Shuttle AS	290
75,378	f	Novorossiysk Commercial Sea Port (GDR) (purchased 11/03/10, cost $687)	533
457,763	e	Odakyu Electric Railway Co Ltd	4,351
94,375	e	Oesterreichische Post AG.	2,684
252,077	*	Old Dominion Freight Line	7,303
314,476	e	Orient Overseas International Ltd	1,256
199,468	*,e	Pacer International, Inc	748
2,203,290	e	Pacific Basin Shipping Ltd	851
18,886	*	Panalpina Welttransport Holding AG.	1,607
33,444	*,e	Park-Ohio Holdings Corp	402
27,231	*,e	Patriot Transportation Holding, Inc	550
10,200		Piraeus Port Authority	122
2,964,500		PLUS Expressways BHD	4,002
654,700		Pos Malaysia & Services Holdings BHD	520
550,600		Precious Shipping PCL	256
12,753,500	*	PT Berlian Laju Tanker Tbk	293
5,294,000	*	PT Garuda Indonesia Tbk	259
681,500		PT Jasa Marga Tbk	305
4,893,387	*	Qantas Airways Ltd	6,560
1,331,888		QR National Ltd	4,028
77,248	*	Quality Distribution, Inc	693
112,797	*,e	RailAmerica, Inc	1,470
440,700	*	Regional Container Lines PCL	88
164,651	*,e	Republic Airways Holdings, Inc	466
244,000	e	Road King Infrastructure	129
51,608	*	Roadrunner Transportation Services Holdings, Inc	708
55,719		Ryanair Holdings plc	246
132,287		Ryanair Holdings plc (ADR)	3,406
371,909	e	Ryder System, Inc	13,950
735,000	e	Sagami Railway Co Ltd	2,460
96,801	*,e	Saia, Inc	1,018
96	*,m	SAir Group	0	^

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

388,000		Sankyu, Inc	$1,827
120,600		Santos Brasil Participacoes S.A.	1,539
232,067	*,e	SAS AB	366
20,200		Sebang Co Ltd	231
294,000		Seino Holdings Corp	2,391
116,000		Senko Co Ltd	467
186,300		Shandong Airlines Co Ltd	241
229,100	m	Shanghai Jinjiang International Investment Holdings Co	176
141,400		Shenzhen Chiwan Petroleum	130
259,100	m	Shenzhen Chiwan Wharf Holdings Ltd	263
876,000	e	Shenzhen Expressway Co Ltd	314
14,295,000		Shenzhen International Holdings	710
94,000		Shibusawa Warehouse Co Ltd	299
438,000		Shih Wei Navigation Co Ltd	434
215,000		Shinwa Kaiun Kaisha Ltd	311
1,372,000	e	Shun TAK Holdings Ltd	494
480,000		Sincere Navigation	394
419,005	e	Singapore Airlines Ltd	3,628
926,000		Singapore Airport Terminal Services Ltd	1,544
3,611,419		Singapore Post Ltd	2,819
1,982,000		Sinotrans Ltd	386
2,700,000		Sinotrans Shipping Ltd	596
38,593		Sixt AG.	724
42,227		Sixt AG. (Preference)	692
140,327	*	Skymark Airlines, Inc	2,236
237,808		Skywest, Inc	2,737
1,051,000	e	SMRT Corp Ltd	1,399
196,236		Societa Iniziative Autostradali e Servizi S.p.A.	1,508
3,458,719	e	Southwest Airlines Co	27,808
4,712,668	*	SpiceJet Ltd	2,032
71,400	*,e	Spirit Airlines, Inc	893
918,323		Stagecoach Group plc	3,496
394,593		Stobart Group Ltd	785
56,062		Stolt-Nielsen S.A.	1,036
115,390		STX Pan Ocean Co Ltd	732
228,767		Sumitomo Warehouse Co Ltd	1,056
911,784	*,e	Swift Transportation Co, Inc	5,872
516,000		T.Join Transportation Co	517
214,000		Taiwan Navigation Co Ltd	190
140,170		Tam S.A. (Preference)	2,152
230,179	*	TAV Havalimanlari Holding AS	908
55,000		Tegma Gestao Logistica	597
169,400		Thai Airways International PCL	108
876,600		Thai Airways International PCL	560
69,700		Thoresen Thai Agencies PCL	33
415,500	*	Tianjin Marine Shipping Co Ltd	171
3,628,000		Tianjin Port Development Holdings Ltd	400
379,000	*	Tiger Airways Holdings Ltd	239
42,798		TNT Express NV	299
2,191,380		TNT NV	9,586
744,534	e	Tobu Railway Co Ltd	3,507
1,781,170		Tokyu Corp	8,951

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,374,667	e	Toll Holdings Ltd	$5,765
46,500		TPI-Triunfo Participacoes e Investimentos S.A.	240
97,337	f	TransContainer OAO (GDR) (purchased 03/30/11, cost $1,050)	924
164,556		TransForce, Inc	1,625
946,682		Transurban Group	4,922
683,712	*	Turk Hava Yollari	1,001
2,576,994	*,e	UAL Corp	49,943
95,532	*,e	Ultrapetrol Bahamas Ltd	217
565,300		U-Ming Marine Transport Corp	821
2,258,534	e	Union Pacific Corp	184,453
4,662,975		United Parcel Service, Inc (Class B)	294,466
38,023	e	Universal Truckload Services, Inc	494
821,903	*,e	US Airways Group, Inc	4,520
886,594	e	UTI Worldwide, Inc	11,561
67,336	*	Virgin Blue Holdings Ltd	20
11,668		VTG AG.	211
21,222	*	Vueling Airlines S.A.	160
1,111,057		Wan Hai Lines Ltd	519
218,990	e	Werner Enterprises, Inc	4,562
62,000	*	Wesco Aircraft Holdings, Inc	678
426,792	e	West Japan Railway Co	18,295
168,472		Wincanton plc	208
371,800		Wisdom Marine Lines Co Ltd	455
6,366,000		Xiamen International Port Co Ltd	834
471,457	e	Yamato Transport Co Ltd	8,595
1,962,415		Yang Ming Marine Transport	755
121	*,e	YRC Worldwide, Inc	0	^
37,700		Yusen Air & Sea Service Co Ltd	499
5,360,000		Zhejiang Expressway Co Ltd	3,242
41,459	*,e	Zipcar, Inc	746

		TOTAL TRANSPORTATION	1,742,048

UTILITIES - 3.8%
9,559,392	e	A2A S.p.A.	11,892
4,910,331		Aboitiz Power Corp	3,175
231,714	e	Acciona S.A.	19,534
1,592,619	e	ACEA S.p.A.	12,760
1,971,104	*,e	AES Corp	19,238
5,342,536		AES Gener S.A.	2,622
160,444		AES Tiete S.A.	2,005
674,710		AGL Energy Ltd	9,251
350,542	e	AGL Resources, Inc	14,281
42,810	*	Akenerji Elektrik Uretim AS	66
41,494		Alerion Industries S.p.A.	212
205,525		Algonquin Power & Utilities Corp	1,128
148,431	e	Allete, Inc	5,437
595,867	e	Alliant Energy Corp	23,048
668,549		Ameren Corp	19,903
1,451,277		American Electric Power Co, Inc	55,178
76,936	e	American States Water Co	2,610
1,221,723		American Water Works Co, Inc	36,873

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,000,620		APA Group	$3,883
254,257	e	Aqua America, Inc	5,484
29,456	e	Artesian Resources Corp	516
127,918		Ascopiave S.p.A.	254
82,423		Atco Ltd	4,870
42,859		Athens Water Supply & Sewage Co S.A.	174
324,150	e	Atlantic Power Corp	4,600
85,734		Atlantic Power Corp (Toronto)	1,212
162,268	e	Atmos Energy Corp	5,266
6,524,000	*	AVIC International Holding HK Ltd	207
289,778	e	Avista Corp	6,911
2,147,690	e	Babcock & Brown Wind Partners	468
5,004,000	*	Beijing Enterprises Water Group Ltd	905
72,135	*	BF Utilities Ltd	672
2,324,000	*	Binhai Investment Co Ltd	86
17,711	e	Bkw Fmb Energie AG.	833
168,774	e	Black Hills Corp	5,171
30,295	*	Boralex, Inc	201
61,358	*,e	Cadiz, Inc	485
163,531	e	California Water Service Group	2,896
3,189,536	*	Calpine Corp	44,909
191,305		Canadian Utilities Ltd	11,339
114,900	e	Capital Power Corp	2,791
7,555,470		Centerpoint Energy, Inc	148,238
391,310		Centrais Eletricas Brasileiras S.A.	3,371
329,924		Centrais Eletricas Brasileiras S.A. (Preference)	3,769
10,000		Centrais Eletricas de Santa Catarina S.A.	196
76,368		Central Vermont Public Service Corp	2,689
4,854,874		Centrica plc	22,379
6,060		CESC Ltd	34
322,401		CEZ AS	12,353
63,795	e	CH Energy Group, Inc	3,328
244,853		Challenger Infrastructure Fund	239
60,703	e	Chesapeake Utilities Corp	2,435
818,852	e	Cheung Kong Infrastructure Holdings Ltd	4,771
4,988,000		China Gas Holdings Ltd	1,280
2,890,000		China Longyuan Power Group Corp	2,378
5,300,000	*	China Oil and Gas Group Ltd	278
6,045,000		China Power International Development Ltd	1,095
8,540,000	*,e	China Power New Energy Development Co Ltd	308
364,000		China Resources Gas Group Ltd	490
2,376,599		China Resources Power Holdings Co	3,587
2,302,000	e	China Water Affairs Group Ltd	645
4,540,000	*	China WindPower Group Ltd	215
859,742	e	Chubu Electric Power Co, Inc	16,102
217,291	e	Chugoku Electric Power Co, Inc	3,822
184,973		Cia de Saneamento Basico do Estado de Sao Paulo	4,299
115,300		Cia de Saneamento de Minas Gerais-COPASA	1,824
53,845		Cia de Transmissao de Energia Electrica Paulista	1,374
774,037		Cia Energetica de Minas Gerais	11,416
226,171		Cia Energetica de Sao Paulo (Class B)	3,344
55,900		Cia Energetica do Ceara	969

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

360,019		Cia Paranaense de Energia	$6,491
307,498		Cleco Corp	10,498
2,344,322		CLP Holdings Ltd	21,120
1,186,910	e	CMS Energy Corp	23,489
9,936,346		Colbun S.A.	2,486
21,760	*	Conergy AG.	9
35,751	e	Connecticut Water Service, Inc	894
600,505		Consolidated Edison, Inc	34,241
69,032	e	Consolidated Water Co, Inc	544
1,279,236		Constellation Energy Group, Inc	48,689
1,163,099	*,e	Contact Energy Ltd	4,805
284,640		CPFL Energia S.A.	3,123
7,906,000	e	Datang International Power Generation Co Ltd	2,007
1,665,257	e	Dominion Resources, Inc	84,545
209,072	e	DPL, Inc	6,301
800,423		Drax Group plc	5,952
773,264		DTE Energy Co	37,905
1,885,345	e	DUET Group	2,930
2,748,527	e	Duke Energy Corp	54,943
451,122	*,e	Dynegy, Inc (Class A)	1,859
2,194,488		E.ON AG.	47,612
6,160		E1 Corp	271
2,358,305	e	Edison International	90,205
8,646,732		Edison S.p.A.	10,912
115,467		EDP - Energias do Brasil S.A.	2,334
246,828	*	EDP Renovaveis S.A.	1,344
212,103	e	El Paso Electric Co	6,806
186,441	e	Electric Power Development Co	5,509
57,523		Electricite de France	1,666
310,500		Electricity Generating PCL	843
151,652		Eletropaulo Metropolitana de Sao Paulo S.A.	2,295
52,781		Elia System Operator S.A.	2,142
166,541	e	Empire District Electric Co	3,228
632,998		Empresa Electrica del Norte Grande S.A.	1,504
5,171,231		Empresa Nacional de Electricidad S.A.	7,493
582,435		Enagas	10,704
208,929		Enea S.A.	1,003
1,340,199		Enel Green Power S.p.A	3,053
18,888,299		Enel S.p.A.	83,377
11,460,422		Energias de Portugal S.A.	35,298
1,024,060	*,e	Energy World Corp Ltd	499
19,304,492		Enersis S.A.	6,569
350,159	e	Entergy Corp	23,212
2,051,446		Envestra Ltd	1,304
882,000		Epure International Ltd	279
155,900		Equatorial Energia S.A.	962
48,270		EVN AG.	694
5,957,815		Exelon Corp	253,861
7,898,200	*	First Gen Corp	2,515
493,930		First Philippine Holdings Corp	608
2,858,985	e	FirstEnergy Corp	128,396
202,338		Fortis, Inc	6,358

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

469,252		Fortum Oyj	$11,046
868,550		GAIL India Ltd	7,248
414,102		Gas Natural SDG S.A.	7,042
1,672,610		Gaz de France	49,696
555,300		Glow Energy PCL	841
2,221,066	*	GMR Infrastructure Ltd	1,214
71,029		Great Lakes Hydro Income Fund	1,755
241,685	e	Great Plains Energy, Inc	4,665
140,000		Great Taipei Gas Co Ltd	79
6,758,000	e	Guangdong Investments Ltd	4,200
194,239		Gujarat State Petronet Ltd	417
3,777,342	*	GVK Power & Infrastructure Ltd	1,213
986,836	e	Hastings Diversified Utilities Fund	1,457
166,146		Hawaiian Electric Industries, Inc	4,034
810,444	e	Hera S.p.A.	1,228
133,495	e	Hokkaido Electric Power Co, Inc	1,968
122,973	e	Hokuriku Electric Power Co	2,269
5,369,186		Hong Kong & China Gas Ltd	12,086
1,407,788		Hong Kong Electric Holdings Ltd	10,771
1,137,130	*	Huadian Energy Co Ltd	353
10,168,000	e	Huaneng Power International, Inc	4,316
723,000	e	Hyflux Ltd	816
833,405		Iberdrola S.A.	5,635
229,131	e	Idacorp, Inc	8,657
30,672		Indraprastha Gas Ltd	266
868,025	e	Infratil Ltd	1,171
102,923	e	Innergex Renewable Energy, Inc	918
137,322		Integrys Energy Group, Inc	6,677
631,505		Interconexion Electrica S.A.	3,796
954,269	e	International Power plc	4,530
551,212		Inversiones Aguas Metropolitanas S.A.	754
554,950		Iride S.p.A.	648
434,156	e	ITC Holdings Corp	33,617
135		Japan Wind Development Co Ltd	121
183,825		Just Energy Income Fund	1,758
1,462,971	e	Kansai Electric Power Co, Inc	25,282
8,877		Korea District Heating Corp	449
323,010	*	Korea Electric Power Corp	5,652
34,709		Korea Gas Corp	902
26,537	*	KSK Energy Ventures Ltd	55
399,799	e	Kyushu Electric Power Co, Inc	6,428
126,768		Laclede Group, Inc	4,912
78,100		Macquarie Power & Infrastructure Income Fund	472
413,900	*	Magma Energy Corp	209
387,177		Manila Electric Co	2,061
1,428,200		Manila Water Co, Inc	618
462,553		MDU Resources Group, Inc	8,876
108,624	e	MGE Energy, Inc	4,418
62,613	e	Middlesex Water Co	1,069
17,800	*	MPX Energia S.A.	337
195,189		National Fuel Gas Co	9,502
5,835,256		National Grid plc	57,839

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

208,353	e	New Jersey Resources Corp	$8,870
1,527,029		NextEra Energy, Inc	82,490
228,143		Nicor, Inc	12,550
3,676,664		NiSource, Inc	78,607
1,017,757	e	Northeast Utilities	34,248
93,859		Northland Power Income Fund	1,436
784,803		Northumbrian Water Group plc	5,660
120,909	e	Northwest Natural Gas Co	5,332
158,020		NorthWestern Corp	5,047
1,786,455	*	NRG Energy, Inc	37,891
217,881		NSTAR	9,763
1,254,884		NTPC Ltd	4,280
5,128,684	e	NV Energy, Inc	75,443
7,658	e	Oest Elektrizitatswirts AG. (Class A)	220
448,247		OGE Energy Corp	21,422
94,400		Okinawa Electric Power Co, Inc	4,219
389,378		Oneok, Inc	25,714
72,400	e	Ormat Technologies, Inc	1,164
2,996,406	e	Osaka Gas Co Ltd	12,449
149,130	e	Otter Tail Corp	2,729
20,839	e	Pennichuck Corp	583
538,580	e	Pennon Group plc	5,643
1,068,981	e	Pepco Holdings, Inc	20,225
1,625,900		Petronas Gas BHD	6,578
2,482,495	e	PG&E Corp	105,034
378,989		Piedmont Natural Gas Co, Inc	10,949
577,493	e	Pinnacle West Capital Corp	24,798
361,084	e	PNM Resources, Inc	5,933
11,173,450		PNOC Energy Development Corp	1,435
1,344,271		Polska Grupa Energetyczna S.A.	7,842
344,104		Portland General Electric Co	8,152
1,705,117		Power Grid Corp of India Ltd	3,412
2,455,224	e	PPL Corp	70,072
1,264,171	e	Progress Energy, Inc	65,383
17,453,500		PT Perusahaan Gas Negara	5,246
201,477		PTC India Ltd	279
70,894		Public Power Corp	563
3,572,733	e	Public Service Enterprise Group, Inc	119,222
294,300		Puncak Niaga Holding BHD	105
4,460		Pusan City Gas Co Ltd	71
857,896	e	Questar Corp	15,193
711,900		Ratchaburi Electricity Generating Holding PCL	972
56,881		Red Electrica de Espana	2,592
73,500		Redentor Energia S.A.	233
254,045	e	Redes Energeticas Nacionais S.A.	714
323,614		Reliance Energy Ltd	2,449
721,529	*	Reliance Power Ltd	1,123
11,353,787	*,e	RRI Energy, Inc	31,564
42,843	e	Rubis	2,158
1,660,855		RusHydro (ADR)	5,663
192,194		RWE AG.	7,090
299		RWE AG. (Preference)	10

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

6,438		Samchully Co Ltd	$531
199,288	e	SCANA Corp	8,061
1,178,915		Scottish & Southern Energy plc	23,657
23,693	e	Sechilienne-Sidec	398
607,153		Sempra Energy	31,268
168,564	e	Severn Trent plc	4,027
229,850	e	Shikoku Electric Power Co, Inc	6,319
75,000		Shizuoka Gas Co Ltd	506
59,737	e	SJW Corp	1,300
1,186,354	e	Snam Rete Gas S.p.A.	5,477
125,003		South Jersey Industries, Inc	6,219
2,913,190	e	Southern Co	123,432
242,049	e	Southwest Gas Corp	8,755
1,136,489		SP AusNet	1,021
1,851,828	f,g	Spark Infrastructure Group (purchased 05/29/09, cost $1,818)	2,214
190,893		Suez Environnement S.A.	2,657
1,214,450		Taiwan Cogeneration Corp	745
1,403,540		Tata Power Co Ltd	2,853
2,305,737		Tauron Polska Energia S.A.	3,526
381,533	e	TECO Energy, Inc	6,536
3,565,218		Tenaga Nasional BHD	5,740
47,811		Terna Energy S.A.	123
837,053		Terna Rete Elettrica Nazionale S.p.A.	3,104
3,045,800		Thai Tap Water Supply PCL	494
99,391	*,e	Theolia S.A.	123
12,551		Thessaloniki Water Supply & Sewage Co S.A.	54
428,208	e	Toho Gas Co Ltd	2,810
623,798	e	Tohoku Electric Power Co, Inc	8,642
1,439,506	*,e	Tokyo Electric Power Co, Inc	4,352
5,503,585		Tokyo Gas Co Ltd	25,562
1,176,000		Towngas China Co Ltd	588
193,820		Tractebel Energia S.A.	2,690
253,792		TransAlta Corp	5,524
192,178	e	UGI Corp	5,049
248,677	e	UIL Holdings Corp	8,189
195,683	e	Unisource Energy Corp	7,062
484,699		United Utilities Group plc	4,692
45,343		Unitil Corp	1,164
212,014	e	Utilities Select Sector SPDR Fund	7,132
485,768		Vector Ltd	943
141,422		Vectren Corp	3,830
538,342	e	Veolia Environnement	7,862
389,628	e	Westar Energy, Inc	10,294
261,502	e	WGL Holdings, Inc	10,217
840,105	e	Wisconsin Energy Corp	26,287
3,448,386		Xcel Energy, Inc	85,141
1,244,000		Xinao Gas Holdings Ltd	4,024
1,090		YESCO Co Ltd	22
56,905	e	York Water Co	921
7,867,925		YTL Corp BHD	3,248
2,798,890		YTL Power International BHD	1,482

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,453,400		Zhejiang Southeast Electric Power Co (Class B)	$672
52,000		Zhengzhou Gas Co Ltd	64
354,478	*	Zorlu Enerji Elektrik Uretim AS	341

		TOTAL UTILITIES	3,471,368

		TOTAL COMMON STOCKS	89,191,406

		(Cost $94,920,562)

PREFERRED STOCKS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
319,300		Daishin Securities Co Ltd Pref 2	1,677

		TOTAL DIVERSIFIED FINANCIALS	1,677

FOOD, BEVERAGE & TOBACCO - 0.0%
1,161,376	*	Ambev Cia De Bebidas Das	35,053

		TOTAL FOOD, BEVERAGE & TOBACCO	35,053

		TOTAL PREFERRED STOCKS	36,730

		(Cost $24,283)

RIGHTS / WARRANTS - 0.0%
BANKS - 0.0%
2,479	m	Banco Pine S.A.	0	^
143,340	m	Hong Leong Bank Bhd	39
12,780	m	Jeonbuk Bank	0	^

		TOTAL BANKS	39

CAPITAL GOODS - 0.0%
245,087		Gamuda Berhad	65
14,548		IJM Corp BHD - Warrants	7
2,254		Lock & Lock Co Ltd	9

		TOTAL CAPITAL GOODS	81

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
20,240		WCT Berhad	3

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	3

DIVERSIFIED FINANCIALS - 0.0%
4,296,630		Banco Bilbao Vizcaya Argentaria S.A.	633
134,907	m	Citadel Capital SAE	0	^
84,892	m	Daewoo Securities Co Ltd	142

		TOTAL DIVERSIFIED FINANCIALS	775

ENERGY - 0.0%
123,722		Etablissements Maurel et Prom CW14	49

		TOTAL ENERGY	49

FOOD & STAPLES RETAILING - 0.0%
1,105,047	m	Goodman Fielder Ltd	53

		TOTAL FOOD & STAPLES RETAILING	53

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES	COMPANY	RATE	MATURITY DATE	VALUE (000)

FOOD, BEVERAGE & TOBACCO - 0.0%
577,930	m	Bajaj Hindusthan Ltd	$28
9,850		Kulim Malaysia BHD	3
3,040		QL Resources BHD	1
8,333		Xiwang Sugar Holdings Co Ltd	0	^

		TOTAL FOOD, BEVERAGE & TOBACCO	32

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
1,300,000	m	EnteroMedics, Inc	13

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	13

MATERIALS - 0.0%
4,157		Aekyung Petrochemical Co Ltd	19
1,558		Kinross Gold Corp	4
696	m	Sahaviriya Steel Industries PCL	0	^

		TOTAL MATERIALS	23

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
78,480		Sanofi-Aventis S.A.	83

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	83

REAL ESTATE - 0.0%
4,761,352	m	GPT Group	0	^
66,140		IJM Land BHD - CW13	17
122,437		SP Setia BHD	35

		TOTAL REAL ESTATE	52

RETAILING - 0.0%
83	m	Lojas Americanas S.A.	3

		TOTAL RETAILING	3

		TOTAL RIGHTS / WARRANTS	1,206

		(Cost $814)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 7.1%
GOVERNMENT AGENCY DEBT - 0.1%
		Federal Home Loan Bank (FHLB)
$50,000,000		FHLB	0.001%	10/03/11	50,000
36,200,000		FHLB	0.200	10/21/11	36,199
		Federal Home Loan Mortgage Corp (FHLMC)
4,000,000		FHLMC	0.047	01/09/12	4,000

		TOTAL GOVERNMENT AGENCY DEBT			90,199

TREASURY DEBT - 0.4%
55,200,000	d	United States Treasury Bill	0.050	10/20/11	55,198
3,000,000		United States Treasury Bill	0.065	12/22/11	3,000
130,000,000		United States Treasury Bill	0.031 - 0.042	05/31/12	129,939
142,000,000		United States Treasury Bill	0.045	06/28/12	141,908

		TOTAL TREASURY DEBT			330,045

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.6%
REPURCHASE AGREEMENTS - 5.9%
$250,990,000	o	Barclays Capital	0.050%	10/03/11	$250,990
695,000,000	p	BNP	0.020	10/03/11	695,000
945,000,000	q	Calyon	0.050	10/03/11	945,000
140,000,000	r	Citigroup	0.040	10/03/11	140,000
725,000,000	s	CSFB	0.050	10/03/11	725,000
78,000,000	t	Deutsche Bank	0.030	10/03/11	78,000
100,000,000	u	HSBC	0.030	10/03/11	100,000
200,000,000	v	JP Morgan Chase & Co	0.010	10/03/11	200,000
540,000,000	w	Merrill Lynch	0.040	10/03/11	540,000
77,000,000	x	Morgan Stanley	0.030	10/03/11	77,000
520,000,000	y	Nomura Securities	0.040	10/03/11	520,000
852,000,000	z	Royal Bank of Scotland	0.050	10/03/11	852,000
217,000,000	aa	UBS Warburg	0.030	10/03/11	217,000

		TOTAL REPURCHASE AGREEMENTS			5,339,990

VARIABLE RATE SECURITY - 0.7%
58,000,000		American Express Credit Account Master	0.530	10/15/12	58,135
51,000,000		Chase Issuance Trust 2007	0.590	06/15/12	50,967
9,046,494		GE Equipment Midticket LLC	0.530	11/14/11	9,046
17,000,000		General Electric Cap Corp	0.760	11/21/11	16,994
19,349,741		Granite Master Issuer plc 2006	0.570	12/20/50	18,334
15,299,782		Granite Master Issuer plc 2007	0.490	12/20/50	14,497
8,137,156		Medallion Trust Series 2005	0.470	08/22/36	7,875
34,518,799		Nelnet Student Loan Trust 2006	0.470	11/23/18	34,459
24,307,442		Nelnet Student Loan Trust 2007	0.610	09/25/18	24,233
135,000,000		Permanent Master Issuer plc	0.700	10/15/33	134,711
18,317,650		Puma Global Mortgage Backed Trust	0.480	02/21/38	17,177
2,779,437		SLM Student Loan Trust 2006	0.770	01/25/19	2,779
170,000,000		SLM Student Loan Trust 2007	0.440	01/25/19	163,890
40,440,798		SLM Student Loan Trust 2008	0.600	10/25/16	40,458

		TOTAL VARIABLE RATE SECURITY			593,555

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			5,933,545

		TOTAL SHORT-TERM INVESTMENTS			6,353,789

		(Cost $6,361,654)
		TOTAL INVESTMENTS - 106.4%			95,583,198
		(Cost $101,307,384)
		OTHER ASSETS & LIABILITIES, NET - (6.4)%			(5,778,320)

		NET ASSETS - 100.0%			$89,804,878

		Abbreviation(s):
ADR		American Depositary Receipt
ETF		Exchange Traded Fund
GDR		Global Depositary Receipt
NVDR		Non Voting Depositary Receipt
REIT		Real Estate Investment Trust
SPDR		Standard & Poor’s Depositary Receipts

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

*	Non-income producing.
^	Amount represents less than $1,000.
a	Affiliated holding.
b	In bankruptcy
d	All or a portion of these securities have been segregated by the custodian to cover requirements on swap agreements.
e	All or a portion of these securities are out on loan.
f	Restricted security. At 9/30/2011, the value of these securities amounted to $137,512,000 or 0.2% of net assets.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2011 the value of these securities amounted to $3,014,000 or 0.0% of net assets.

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
n	In default
o	Agreement with Barclays Capital, 0.05% dated 09/30/11 to be repurchased at $250,990,000 on 10/03/11, collateralized by U.S. Government Agency Securities valued at $256,010,000.
p	Agreement with BNP, 0.02% dated 09/30/11 to be repurchased at $695,000,000 on 10/03/11, collateralized by U.S. Government Agency Securities valued at $708,900,000.
q	Agreement with Calyon, 0.05% dated 09/30/11 to be repurchased at $945,000,000 on 10/03/11, collateralized by U.S. Government Agency Securities valued at $963,900,000.
r	Agreement with Citigroup, 0.04% dated 09/30/11 to be repurchased at $140,000,000 on 10/03/11, collateralized by U.S. Government Agency Securities valued at $102,000,000.
s	Agreement with CSFB, 0.05% dated 09/30/11 to be repurchased at $725,003,000 on 10/03/11, collateralized by U.S. Government Agency Securities valued at $739,502,000.
t	Agreement with Deutsche Bank, 0.03% dated 09/30/11 to be repurchased at $78,000,000 on 10/03/11, collateralized by U.S. Government Agency Securities valued at $79,560,000.
u	Agreement with HSBC, 0.03% dated 09/30/11 to be repurchased at $100,000,000 on 10/03/11, collateralized by U.S. Government Agency Securities valued at $102,003,000.
v	Agreement with JP Morgan Chase, 0.10% dated 09/30/11 to be repurchased at $200,000,000 on 10/03/11, collateralized by U.S. Government Agency Securities valued at $204,004,000.
w	Agreement with Merrill Lynch, 0.04% dated 09/30/11 to be repurchased at $540,000,000 on 10/03/11, collateralized by U.S. Government Agency Securities valued at $550,800,000.
x	Agreement with Morgan Stanley, 0.03% dated 09/30/11 to be repurchased at $77,000,000 on 10/03/11, collateralized by U.S. Government Agency Securities valued at $78,540,000.
y	Agreement with Nomura Securities, 0.04% dated 09/30/11 to be repurchased at $520,000,000 on 10/03/11, collateralized by U.S. Government Agency Securities valued at $530,400,000.
z	Agreement with Royal Bank of Scotland, 0.05% dated 09/30/11 to be repurchased at $852,004,000 on 10/03/11, collateralized by U.S. Government Agency Securities valued at $869,043,000.
aa	Agreement with UBS Warburg, 0.05% dated 09/30/11 to be repurchased at $217,000,000 on 10/03/11, collateralized by U.S. Government Agency Securities valued at $221,340,000.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)
September 30, 2011

COUNTRY	VALUE (000)	% OF TOTAL PORTFOLIO

DOMESTIC

UNITED STATES	$68,697,483	71.9%

TOTAL DOMESTIC	68,697,483	71.9

FOREIGN

ARGENTINA	4,058	0.0
AUSTRALIA	1,323,740	1.4
AUSTRIA	103,799	0.1
BAHAMAS	208	0.0
BELGIUM	259,217	0.3
BERMUDA	39,947	0.0
BRAZIL	878,712	0.9
CAMBODIA	262	0.0
CANADA	2,519,995	2.6
CAYMAN ISLANDS	3,774	0.0
CHILE	88,859	0.1
CHINA	1,022,729	1.1
COLOMBIA	49,335	0.1
CYPRUS	2,824	0.0
CZECH REPUBLIC	25,258	0.0
DENMARK	162,349	0.2
EGYPT	20,210	0.0
FINLAND	128,774	0.1
FRANCE	1,495,337	1.6
GERMANY	1,406,502	1.5
GIBRALTAR	10,668	0.0
GREECE	23,556	0.0
GUERNSEY, C.I.	2,612	0.0
HONG KONG	534,950	0.6
HUNGARY	12,034	0.0
INDIA	583,624	0.6
INDONESIA	177,154	0.2
IRELAND	323,272	0.3
ISRAEL	162,165	0.2
ITALY	418,655	0.4
JAPAN	4,166,399	4.4
JERSEY, C.I.	1,942	0.0
KAZAKHSTAN	13,511	0.0
KOREA, REPUBLIC OF	919,547	1.0
LIECHTENSTEIN	1,595	0.0
LUXEMBOURG	19,851	0.0
MACAU	70,189	0.1
MALAYSIA	202,897	0.2
MEXICO	322,889	0.4

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COUNTRY	VALUE (000)	% OF TOTAL PORTFOLIO

MONACO	$478	0.0%
MOROCCO	9,713	0.0
NETHERLANDS	813,906	0.9
NEW ZEALAND	33,662	0.0
NORWAY	142,896	0.2
PANAMA	19,048	0.0
PERU	29,275	0.0
PHILIPPINES	47,465	0.0
POLAND	111,281	0.1
PORTUGAL	73,483	0.1
PUERTO RICO	2,373	0.0
RUSSIA	337,281	0.4
SINGAPORE	228,638	0.2
SOUTH AFRICA	464,467	0.5
SPAIN	419,110	0.4
SWEDEN	451,890	0.5
SWITZERLAND	1,368,512	1.4
TAIWAN	752,876	0.8
THAILAND	123,233	0.1
TURKEY	101,390	0.1
UKRAINE	2,488	0.0
UNITED ARAB EMIRATES	25,992	0.0
UNITED KINGDOM	3,822,269	4.0
VIRGIN ISLANDS, BRITISH	590	0.0

TOTAL FOREIGN	26,885,715	28.1

TOTAL PORTFOLIO	$95,583,198	100.0%

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2011

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.1%

AUSTRALIA - 2.4%
134,195		AGL Energy Ltd	$1,840
712,794	e	Alumina Ltd	994
324,341		Amcor Ltd	2,147
957,801		AMP Ltd	3,598
548,904	e	Asciano Group	756
1,500,000	*	Austar United Communications Ltd	1,667
702,555	*	Australia & New Zealand Banking Group Ltd	13,040
53,165		Australian Stock Exchange Ltd	1,544
44,983	e	Bendigo Bank Ltd	364
1,248,566		BHP Billiton Ltd	41,341
525,474	e	BlueScope Steel Ltd	362
90,395	e	Boral Ltd	301
412,361		Brambles Ltd	2,542
16,894		Caltex Australia Ltd	174
260,652	e	CFS Gandel Retail Trust	437
1,224,031	e	Challenger Financial Services Group Ltd	4,965
164,876	e	Coca-Cola Amatil Ltd	1,889
33,492	e	Cochlear Ltd	1,485
356,031	e	Commonwealth Bank of Australia	15,484
141,141		Computershare Ltd	1,005
58,516	e	Crown Ltd	446
159,774	e	CSL Ltd	4,536
723,184	e	David Jones Ltd	2,079
697,140		DB RREEF Trust	549
63,698		DuluxGroup Ltd	153
84,978	*	Echo Entertainment Group Ltd	300
146,683		First Quantum Minerals Ltd	1,953
690,459	e	Fortescue Metals Group Ltd	2,884
151,037		Foster’s Group Ltd	772
253,672		GPT Group (ASE)	763
59,527	e	Harvey Norman Holdings Ltd	122
32,606	e	Iluka Resources Ltd	382
291,226	e	Incitec Pivot Ltd	902
575,349		Insurance Australia Group Ltd	1,666
263,997	e	John Fairfax Holdings Ltd	207
41,848	e	Leighton Holdings Ltd	743
185,209		Lend Lease Corp Ltd	1,244
132,319	*,e	Lynas Corp Ltd	135
507,933		MacArthur Coal Ltd	7,767
65,599		Macquarie Airports	203
820,923		Macquarie Goodman Group	450
113,721	*	Macquarie Group Ltd	2,459
110,871		Metcash Ltd	437
1,050,208		Mirvac Group	1,155

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

207,946		Monadelphous Group Ltd	$3,445
811,998		National Australia Bank Ltd	17,248
221,299		Newcrest Mining Ltd	7,294
395,589		OneSteel Ltd	464
172,512		Orica Ltd	3,872
328,687		Origin Energy Ltd	4,206
105,594		Oxiana Ltd	941
77,375	*,e	Paladin Resources Ltd	89
138,231	*	Qantas Airways Ltd	185
423,214		QBE Insurance Group Ltd	5,197
131,922		QR National Ltd	399
210,000	e	Ramsay Health Care Ltd	3,834
496,272		Rio Tinto Ltd	29,068
255,437		Santos Ltd	2,764
20,106	e	Sims Group Ltd	241
36,009	e	Sonic Healthcare Ltd	394
175,802		SP AusNet	158
752,520	e	Stockland Trust Group	2,095
416,291		Suncorp-Metway Ltd	3,169
85,264		Tabcorp Holdings Ltd	210
162,791		Tattersall’s Ltd	348
1,449,078	e	Telstra Corp Ltd	4,316
230,157	e	Toll Holdings Ltd	965
334,311		Transurban Group	1,737
328,540		Wesfarmers Ltd	9,927
11,847		Wesfarmers Ltd PPS	364
4,506,313		Westfield Group	33,418
2,835,226		Westfield Retail Trust	6,598
673,072	e	Westpac Banking Corp	13,034
190,044		Woodside Petroleum Ltd	5,888
338,666		Woolworths Ltd	8,093
35,568	e	WorleyParsons Ltd	887

		TOTAL AUSTRALIA	299,090

AUSTRIA - 0.2%
40,000		Andritz AG.	3,257
379,276		Erste Bank der Oesterreichischen Sparkassen AG.	9,673
56,425	*,e	IMMOFINANZ Immobilien Anlagen AG	160
9,114	e	Oest Elektrizitatswirts AG. (Class A)	262
110,000	e	Oesterreichische Post AG.	3,128
16,785		OMV AG.	500
5,555	e	Raiffeisen International Bank Holding AG.	161
34,953		Telekom Austria AG.	353
11,938		Voestalpine AG.	345
5,231		Wiener Staedtische Allgemeine Versicherung AG.	199
962,653		Wienerberger AG.	11,215

		TOTAL AUSTRIA	29,253

BELGIUM - 0.7%
31,925	*	Anheuser-Busch InBev NV	0	^
2,157	e	Bekaert S.A.	88
44,385		Belgacom S.A.	1,336

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

45,696		Colruyt S.A.	$1,898
10,796		Delhaize Group	631
74,311	*	Dexia	141
281,050		Fortis	484
8,621		Groupe Bruxelles Lambert S.A.	605
477	*	Groupe Bruxelles Lambert S.A. - STR VVPR	0	^
1,005,046		InBev NV	53,347
20,411		KBC Groep NV	471
3,526		Mobistar S.A.	201
78,636		Solvay S.A.	7,404
527,808	e	UCB S.A.	22,494
12,153		Umicore	441

		TOTAL BELGIUM	89,541

BERMUDA - 0.0%
89,800		Validus Holdings Ltd	2,238

		TOTAL BERMUDA	2,238

BRAZIL - 0.8%
400,000		Banco Bradesco S.A. (Preference)	5,895
700,000		Banco do Estado do Rio Grande do Sul	5,957
1,234,020		BM&FBOVESPA S.A.	5,769
140,000		Bradespar S.A.	2,464
145,000	e	Braskem S.A. (ADR)	2,265
180,000		Cia de Saneamento Basico do Estado de Sao Paulo	4,183
225,000		Cosan SA Industria e Comercio	2,868
250,000		EDP - Energias do Brasil S.A.	5,053
170,000		Eletropaulo Metropolitana de Sao Paulo S.A.	2,573
300,000		Light S.A.	3,947
1,150,000		Marcopolo S.A.	4,220
450,000		Mills Estruturas e Servicos de	4,619
650,000		MRV Engenharia e Participacoes S.A.	3,329
1,733,700	*	OGX Petroleo e Gas Participacoes S.A.	10,604
2,416,240		PDG Realty S.A.	7,877
250,000		Perdigao S.A.	4,279
724,944		Petroleo Brasileiro S.A. (ADR)	16,275
1,008,720		Tim Participacoes S.A.	4,667

		TOTAL BRAZIL	96,844

CANADA - 4.3%
53,058		Agnico-Eagle Mines Ltd	3,172
193,847		Agrium, Inc (Toronto)	12,903
39,734		Alimentation Couche Tard, Inc	1,115
83,028		ARC Energy Trust	1,787
81,568	*	Athabasca Oil Sands Corp	834
197,761		Bank of Montreal	11,072
397,851		Bank of Nova Scotia	20,016
384,614		Barrick Gold Corp	17,942
814,419		Barrick Gold Corp (Canada)	38,168
30,754		Baytex Energy Trust	1,286
221,526		BCE, Inc	8,306
20,514		Bell Aliant Regional Communications Income Fund	541

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

90,855		Biovail Corp (Toronto)	$3,387
489,597		Bombardier, Inc	1,715
38,513		Bonavista Energy Trust	866
184,594		Brookfield Asset Management, Inc	5,105
82,325		CAE, Inc	772
125,897		Cameco Corp	2,312
146,427		Canadian Imperial Bank of Commerce/Canada	10,254
354,874		Canadian National Railway Co	23,716
438,658		Canadian Natural Resources Ltd (Canada)	12,881
146,854		Canadian Oil Sands Trust	2,857
108,478		Canadian Pacific Railway Ltd	5,230
24,940		Canadian Tire Corp Ltd	1,357
29,274		Canadian Utilities Ltd	1,735
39,785		Canadian Western Bank	975
262,000		Cenovus Energy, Inc	8,046
480,266		Cenovus Energy, Inc (Toronto)	14,790
44,867		Centerra Gold, Inc	835
517,438	*	CGI Group, Inc	9,733
53,940		CI Financial Corp	1,068
399,751		Crescent Point Energy Corp	15,049
167,338		Eldorado Gold Corp	2,882
9,251		Empire Co Ltd	508
282,684		Enbridge, Inc	9,024
234,746		EnCana Corp	4,518
60,254		Enerplus Resources Fund	1,488
3,736		Ensign Energy Services, Inc	49
6,790		Fairfax Financial Holdings Ltd	2,603
57,817		Finning International, Inc	1,057
58,202		Fortis, Inc	1,829
39,736		Franco-Nevada Corp	1,438
16,450		George Weston Ltd	1,087
36,964		Gildan Activewear, Inc	959
250,595		Goldcorp, Inc	11,495
96,556		Great-West Lifeco, Inc	1,899
89,717		Husky Energy, Inc	1,943
117,876		IAMGOLD Corp	2,343
39,806		IGM Financial, Inc	1,692
100,143		Imperial Oil Ltd	3,597
26,754		Industrial Alliance Insurance and Financial Services, Inc	790
35,721		ING Canada, Inc	1,961
16,666		Inmet Mining Corp	706
71,753	*	Ivanhoe Mines Ltd	989
339,999		Kinross Gold Corp	5,052
35,705		Loblaw Cos Ltd	1,344
3,311	*,e	Lululemon Athletica, Inc	161
73,841		Magna International, Inc (Class A)	2,442
150,000		Manitoba Telecom Services, Inc	4,641
556,940		Manulife Financial Corp	6,346
33,910	*	MEG Energy Corp	1,254
35,595		Metro, Inc	1,556
54,844		National Bank of Canada	3,658
115,642	*	New Gold, Inc	1,194

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

177,593		Nexen, Inc	$2,762
15,587		Niko Resources Ltd	642
30,390		Onex Corp	947
19,567	*	Open Text Corp	1,023
93,677	*	Osisko Mining Corp	1,186
79,450		Pacific Rubiales Energy Corp (Toronto)	1,683
31,802		Pan American Silver Corp	857
89,081		Pengrowth Energy Trust	805
153,396		Penn West Energy Trust	2,276
25,809		PetroBakken Energy Ltd	166
100,000		Petrominerales Ltd	1,966
400,716		Potash Corp of Saskatchewan Toronto	17,399
118,161		Power Corp Of Canada	2,590
83,895		Power Financial Corp	2,054
413,363	*	Precision Drilling Trust	3,444
57,696		ProEx Energy Ltd	710
152,073	*	Research In Motion Ltd (Canada)	3,100
39,915		RioCan Real Estate Investment Trust	990
33,411		Ritchie Bros Auctioneers, Inc	678
154,935		Rogers Communications, Inc (Class B)	5,303
657,177		Royal Bank of Canada (Toronto)	30,140
48,485		Saputo, Inc	1,910
124,372	*	Shaw Communications, Inc (B Shares)	2,523
73,024		Shoppers Drug Mart Corp	2,847
110,382		Silver Wheaton Corp	3,259
51,230		SNC-Lavalin Group, Inc	2,153
182,921		Sun Life Financial, Inc	4,369
761,827		Suncor Energy, Inc	19,455
488,189		Suncor Energy, Inc (NY)	12,420
325,495		Talisman Energy, Inc	4,001
180,414		Teck Cominco Ltd	5,323
18,469		TELUS Corp	905
50,345		TELUS Corp, non-voting shares	2,347
119,818		Thomson Corp (Toronto)	3,247
22,685		Tim Hortons, Inc	1,050
54,581		Tim Hortons, Inc (Toronto)	2,537
105,818		TMX Group, Inc	4,134
464,095		Toronto-Dominion Bank	33,034
32,669	*	Tourmaline Oil Corp	961
70,399		TransAlta Corp	1,532
221,374		TransCanada Corp	8,987
200,000		Trican Well Service Ltd	2,836
24,534		Vermilion Energy Trust	1,031
116,278		Viterra, Inc	1,144
236,981		Yamana Gold, Inc	3,252

		TOTAL CANADA	528,308

CHILE - 0.0%
300,000		Empresa Nacional de Telecomunicaciones S.A.	5,772

		TOTAL CHILE	5,772

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

CHINA - 0.9%
2,400,000	e	Agile Property Holdings Ltd	$1,557
718,000		Agricultural Bank of China	234
11,532,000		Air China Ltd	8,006
22,700	*	Baidu, Inc (ADR)	2,427
2,449,700	e	Bank of Communications Co Ltd	1,451
3,000,000	*,e	Brilliance China Automotive Holdings Ltd	2,326
50,130,200		Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	56,018
1,015,000		China Aoyuan Property Group Ltd	96
1,208,000		China Merchants Bank Co Ltd	1,827
400,000		China Mobile Hong Kong Ltd	3,910
664,000		China Overseas Land & Investment Ltd	948
2,910,000		CNOOC Ltd	4,679
3,834,000		Dah Chong Hong Holdings Ltd	3,935
189,000		Glorious Property Holdings Ltd	25
3,300,000		Great Wall Motor Co Ltd	3,758
6,221,000		Industrial & Commercial Bank of China	3,004
5,000,000		iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	6,652
8,736	*,e	RENREN,Inc (ADR)	45
4,900,000		Shandong Weigao Group Medical Polymer Co Ltd	5,447
1,920,500	e	Shimao Property Holdings Ltd	1,443
5,438,865		Sino-Ocean Land Holdings Ltd	1,732
1,400,000		Zhaojin Mining Industry Co Ltd	2,329

		TOTAL CHINA	111,849

CYPRUS - 0.0%
95,304		Bank of Cyprus Public Co Ltd	147

		TOTAL CYPRUS	147

CZECH REPUBLIC - 0.1%
140,000	e	CEZ AS	5,364

		TOTAL CZECH REPUBLIC	5,364

DENMARK - 0.7%
68		AP Moller - Maersk AS (Class A)	381
131		AP Moller - Maersk AS (Class B)	770
11,358		Carlsberg AS (Class B)	673
1,057,912		Christian Hansen Holding	21,914
2,430		Coloplast AS (Class B)	350
59,939	*	Danske Bank AS	838
25,758		DSV AS	463
140,000		H Lundbeck AS	2,664
462,479		Novo Nordisk AS (Class B)	46,125
5,853	e	Novozymes AS (B Shares)	832
3,659		Pandora AS	24
722,040		TDC AS	5,899
30,000	*	Topdanmark AS	4,695
2,575	e	TrygVesta AS	135
25,864	*,e	Vestas Wind Systems AS	419
2,526	*,e	William Demant Holding	190

		TOTAL DENMARK	86,372

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

FINLAND - 0.2%
17,201		Elisa Oyj (Series A)	$352
468,354		Fortum Oyj	11,025
6,796		Kesko Oyj (B Shares)	209
38,094		Kone Oyj (Class B )	1,812
16,148		Metso Oyj	473
13,232	e	Neste Oil Oyj	115
320,419		Nokia Oyj	1,812
11,547		Nokian Renkaat Oyj	346
214,277	e	OKO Bank (Class A)	2,254
215,651		Orion Oyj (Class B)	4,342
12,758	e	Outokumpu Oyj	84
25,865		Outotec Oyj	923
8,720	e	Rautaruukki Oyj	87
53,418		Sampo Oyj (A Shares)	1,342
8,392	e	Sanoma-WSOY Oyj	99
62,231		Stora Enso Oyj (R Shares)	364
55,415		UPM-Kymmene Oyj	626
32,859		Wartsila Oyj (B Shares)	780

		TOTAL FINLAND	27,045

FRANCE - 3.5%
81,987		Accor S.A.	2,183
4,026		Aeroports de Paris	303
14,446	*,e	Air France-KLM	106
26,242		Air Liquide	3,064
246,600	*,e	Alcatel S.A.	715
21,854	e	Alstom RGPT	720
279,541		Arkema	16,188
501,491		Atos Origin S.A.	21,643
177,555		AXA S.A.	2,310
120,711		BNP Paribas	4,759
18,635	e	Bouygues S.A.	616
43,468		Bureau Veritas S.A.	3,125
18,571		Cap Gemini S.A.	617
64,534		Carrefour S.A.	1,470
5,900		Casino Guichard Perrachon S.A.	461
3,333		Christian Dior S.A.	373
18,375		CNP Assurances	271
410,579		Compagnie de Saint-Gobain	15,664
15,310	*	Compagnie Generale de Geophysique S.A.	270
1	*	Compagnie Generale de Geophysique-Veritas (ADR)	0	^
25,482		Compagnie Generale d’Optique Essilor International S.A.	1,832
98,995		Credit Agricole S.A.	681
7,773	e	Dassault Systemes S.A.	549
2,801,902		Edenred	66,750
79,361		Eiffage S.A.	2,448
31,720		Electricite de France	919
565		Eramet	78
170,000	e	Etablissements Maurel et Prom	2,767
3,273		Eurazeo	137
7,870		Eutelsat Communications	316

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

120,000	e	Faurecia	$2,556
3,256		Fonciere Des Regions	227
127,961		France Telecom S.A.	2,094
141,010		Gaz de France	4,190
2,093		Gecina S.A.	183
591,843		Groupe Danone	36,384
31,151		Groupe Eurotunnel S.A.	264
2,244		Icade	175
1,060	e	Iliad S.A.	118
3,540		Imerys S.A.	177
623,327	*	JC Decaux S.A.	15,470
12,242	e	Klepierre	343
21,342	e	Lafarge S.A.	734
7,042		Lagardere S.C.A.	173
16,194		Legrand S.A.	505
18,627	e	L’Oreal S.A.	1,817
114,663		LVMH Moet Hennessy Louis Vuitton S.A.	15,137
3,335		M6-Metropole Television	54
13,934		Michelin (C.G.D.E.) (Class B)	833
91,866		Natixis	289
3,858	e	Neopost S.A.	283
18,945	e	Pernod-Ricard S.A.	1,483
9,099		Peugeot S.A.	194
7,117		PPR	920
9,893	e	Publicis Groupe S.A.	413
479,662		Remy Cointreau S.A.	33,067
20,190		Renault S.A.	669
512,786		Rexel S.A.	7,646
22,346		Safran S.A.	684
816,907		Sanofi-Aventis	53,733
126,082		Schneider Electric S.A.	6,747
17,884		SCOR	386
63,777		Societe BIC S.A.	5,430
64,604		Societe Generale	1,691
7,119	e	Societe Television Francaise 1	89
7,518		Sodexho Alliance S.A.	495
16,085		Suez Environnement S.A.	224
357,831		Technip S.A.	28,668
11,872		Thales S.A.	371
532,512		Total S.A.	23,494
11,052		Unibail	1,972
106,000		Valeo S.A.	4,456
317,494		Vallourec	18,182
20,822		Veolia Environnement	304
46,343		Vinci S.A.	1,988
128,976		Vivendi Universal S.A.	2,626
56,842	e	Wendel	3,562

		TOTAL FRANCE	432,835

GERMANY - 2.7%
16,437		Adidas-Salomon AG.	1,000
374,404		Allianz AG.	35,094

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

2,196		Axel Springer AG.	$76
317,701		BASF AG.	19,369
332,792		Bayer AG.	18,365
106,692		Bayerische Motoren Werke AG.	7,048
448		Bayerische Motoren Werke AG. (Preference)	21
284,220		Beiersdorf AG.	15,207
135,642		Brenntag AG.	11,767
10,465		Celesio AG.	138
696,610	*	Commerzbank AG.	1,746
4,542	*	Continental AG.	262
689,187		DaimlerChrysler AG. (EUR)	30,652
68,252		Deutsche Bank AG.	2,365
13,698	e	Deutsche Boerse AG.	691
11,017	*	Deutsche Boerse AG. - New	557
24,283		Deutsche Lufthansa AG.	315
90,635		Deutsche Post AG.	1,160
724,555		Deutsche Telekom AG.	8,505
205,076		E.ON AG.	4,449
3,749		Fraport AG. Frankfurt Airport Services Worldwide	221
194,579		Fresenius Medical Care AG.	13,200
13,506		Fresenius SE	1,201
60,000		Fuchs Petrolub AG. (Preference)	2,455
10,374		GEA Group AG.	242
7,661		Hannover Rueckversicherung AG.	346
14,981		HeidelbergCement AG.	544
13,904		Henkel KGaA	609
69,032		Henkel KGaA (Preference)	3,671
2,560		Hochtief AG.	160
115,180		Infineon Technologies AG.	850
18,271		K&S AG.	956
363,613	*	Kabel Deutschland Holding AG.	19,495
399,004		Lanxess AG.	19,140
10,110		Linde AG.	1,353
31,969		MAN AG.	2,478
1,840		MAN SE	232
33,870		Merck KGaA	2,774
13,156		Metro AG.	558
73,000		MTU Aero Engines Holding AG.	4,552
232,353		Muenchener Rueckver AG.	28,857
60,000		Norddeutsche Affinerie AG.	3,034
14,326		Porsche AG.	682
4,504		ProSiebenSat.1 Media AG.	79
80,878		Rheinmetall AG.	3,794
37,734		RWE AG.	1,392
3,812		RWE AG. (Preference)	132
4,075		Salzgitter AG.	196
578,576		SAP AG.	29,440
202,980		Siemens AG.	18,262
851	e	Solarworld AG.	4
500,269	*	Stroer Out-of-Home Media AG.	7,169
6,885		Suedzucker AG.	196
38,379		ThyssenKrupp AG.	943

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

8,436	*	TUI AG.	$43
6,440	e	United Internet AG.	109
2,872		Volkswagen AG.	354
40,943		Volkswagen AG. (Preference)	5,403
950	e	Wacker Chemie AG.	84

		TOTAL GERMANY	333,997

GIBRALTAR - 0.0%
1,400,000		PartyGaming plc	2,674

		TOTAL GIBRALTAR	2,674

GREECE - 0.0%
54,442	*	Alpha Bank S.A.	95
23,188		Coca Cola Hellenic Bottling Co S.A.	409
162,767	e	Costamare, Inc	2,010
36,401	*	EFG Eurobank Ergasias S.A.	45
19,850		Hellenic Telecommunications Organization S.A.	84
6,560		Marfin Investment Group S.A	2
95,926	*	National Bank of Greece S.A.	347
50,836		OPAP S.A.	513
10,066		Public Power Corp	80

		TOTAL GREECE	3,585

HONG KONG - 0.9%
2,637,200		AIA Group Ltd	7,468
15,558	e	ASM Pacific Technology	152
152,293	e	Bank of East Asia Ltd	468
2,798,948		BOC Hong Kong Holdings Ltd	5,918
92,237	e	Cathay Pacific Airways Ltd	151
594,111		Cheung Kong Holdings Ltd	6,441
35,661	e	Cheung Kong Infrastructure Holdings Ltd	208
6,500,000		China Resources Cement Holdings Ltd	4,279
1,694,000	e	China Resources Land Ltd	1,822
10,170	e	Chinese Estates Holdings Ltd	17
1,000,000		Chow Sang Sang Holding	2,154
489,456		CLP Holdings Ltd	4,410
285,131	e	Esprit Holdings Ltd	345
2,215,200	*,e,f	Galaxy Entertainment Group Ltd (purchased 05/18/11, cost $4,183)	3,218
207,927		Hang Lung Group Ltd	1,059
564,337		Hang Lung Properties Ltd	1,679
283,170	e	Hang Seng Bank Ltd	3,317
277,005		Henderson Land Development Co Ltd	1,244
1,449,690		Hong Kong & China Gas Ltd	3,263
289,779		Hong Kong Electric Holdings Ltd	2,217
286,185	e	Hong Kong Exchanges and Clearing Ltd	4,151
61,217		Hopewell Holdings	176
402,700		Hutchison Port Holdings Trust	269
318,416		Hutchison Whampoa Ltd	2,356
50,294		Hysan Development Co Ltd	152
379,427		Kerry Properties Ltd	1,211
16,528,800	e	KWG Property Holding Ltd	6,128

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,682,638	e	Li & Fung Ltd	$2,808
46,000		Lifestyle International Holdings Ltd	117
223,812		Link Real Estate Investment Trust	707
1,094,400	*	MGM China Holdings Ltd	1,450
416,415		MTR Corp	1,246
4,040,200		New World Development Ltd	3,863
724	*	Newton Resources Ltd	0	^
347,640		Noble Group Ltd	347
141,887		NWS Holdings Ltd	188
15,364		Orient Overseas International Ltd	61
309,749		PCCW Ltd	115
13,155,000		Rexcapital Financial Holdings Ltd	782
36,440,500		Ruinian International Ltd	13,780
5,194,800	*	Samsonite International	7,338
2,192,000		Shanghai Real Estate Ltd	102
113,270		Shangri-La Asia Ltd	217
7,000,000		Singamas Container Holdings Ltd	1,152
235,142	e	Sino Land Co	311
77,120	*	Sino-Forest Corp	354
126,000		SJM Holdings Ltd	223
14,335,611		Solomon Systech International Ltd	286
355,222		Sun Hung Kai Properties Ltd	4,075
158,793		Swire Pacific Ltd (Class A)	1,632
148,662		Wharf Holdings Ltd	733
90,000		Wheelock & Co Ltd	266
19,872		Wing Hang Bank Ltd	160
58,089		Yue Yuen Industrial Holdings	150

		TOTAL HONG KONG	106,736

INDIA - 0.5%
29,863		Bank of Baroda	462
484,179		Bank of India	3,100
35,020	*	Bharat Heavy Electricals Ltd	1,168
283,922		Dabur India Ltd	594
1,587,287	*	DEN Networks Ltd	2,256
1,384,466		Dhanalakshmi Bank Ltd	2,067
3,036,555		DLF Ltd	13,447
199,312		Engineers India Ltd	998
787,416		Geodesic Information Systems Ltd	814
557,610	*	Hathway Cables and Datacom Pvt Ltd	981
89,112	e	Infosys Technologies Ltd (ADR)	4,551
400,070		ING Vysya Bank Ltd	2,432
1,387,858		ITC Ltd	5,591
40,000		Larsen & Toubro Ltd	1,102
410,977		LIC Housing Finance Ltd	1,765
200,000		Pantaloon Retail India Ltd	800
439,806		Prestige Estates Projects Ltd	822
760,625	f	Puravankara Projects Ltd (purchased 11/27/10, cost $2,194)	1,015
60,361		Sobha Developers Ltd	266
675,935		Sun Pharmaceuticals Industries Ltd	6,352
339,989		Sun TV Network Ltd	1,610
1,060,481		Sunteck Realty Ltd	6,712

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

87,014		Tata Consultancy Services Ltd	$1,831
7,945,868		Unitech Ltd	4,216
6,781	e	Vedanta Resources plc	115

		TOTAL INDIA	65,067

INDONESIA - 0.3%
12,045,000		Bank Rakyat Indonesia	7,887
816,563		PT Astra International Tbk	5,837
12,000,000		PT Bank Negara Indonesia	5,014
5,001,000		PT Harum Energy Indonesia Tbk	3,987
5,500,000		PT Indofood Sukses Makmur Tbk	3,126
5,933,300		PT Tambang Batubara Bukit Asam Tbk	11,211

		TOTAL INDONESIA	37,062

IRELAND - 0.6%
280,503		Accenture plc	14,777
147,992	*,m	Anglo Irish Bank Corp plc	0	^
66,737		CRH plc	1,031
8,463	e	CRH plc (Ireland)	132
49,515	*	Elan Corp plc	525
1,700	*	Elan Corp plc (ADR)	18
54,439	*,e	James Hardie Industries NV	298
17,171		Kerry Group plc (Class A)	603
452	*	Kerry Group PLC A	16
30,905		Ryanair Holdings plc	137
2,290,690	*	Smurfit Kappa Group plc	13,686
3,287,216		WPP plc	30,449
414,477		XL Capital Ltd	7,792

		TOTAL IRELAND	69,464

ISRAEL - 0.1%
59,346		Bank Hapoalim Ltd	205
66,665		Bank Leumi Le-Israel	204
99,116		Bezeq Israeli Telecommunication Corp Ltd	185
3,070		Cellcom Israel Ltd	63
70,000	*,e	Check Point Software Technologies	3,693
297		Delek Group Ltd	45
1,340		Elbit Systems Ltd	52
25,119		Israel Chemicals Ltd	286
140		Israel Corp Ltd	90
48,116	*	Israel Discount Bank Ltd	71
13,664	*	Makhteshim-Agan Industries Ltd	75
7,799		Mizrahi Tefahot Bank Ltd	64
3,443	*	Nice Systems Ltd	104
4,862		Partner Communications	46
52,981		Teva Pharmaceutical Industries Ltd	1,963
271,400		Teva Pharmaceutical Industries Ltd (ADR)	10,102

		TOTAL ISRAEL	17,248

ITALY - 0.9%
1,694,068	e	A2A S.p.A.	2,107
228,506		ACEA S.p.A.	1,831

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

124,910		Assicurazioni Generali S.p.A.	$1,978
11,239		Autogrill S.p.A.	113
31,683		Autostrade S.p.A.	456
66,456	e	Banca Carige S.p.A.	129
1,963,612		Banca Intesa S.p.A.	3,079
96,435		Banca Intesa S.p.A. RSP	124
327,600		Banca Monte dei Paschi di Siena S.p.A.	182
72,766		Banche Popolari Unite Scpa	269
133,414	e	Banco Popolare Scarl	221
804		Beni Stabili S.p.A. (Paris)	0	^
1,018,777		De’Longhi S.p.A.	9,172
102,385		Enel Green Power S.p.A	233
1,216,794		Enel S.p.A.	5,371
417,597	e	ENI S.p.A.	7,347
6,999		Exor S.p.A.	137
81,499	*	FIAT Industrial S.p.A.	609
81,493	e	Fiat S.p.A.	440
51,455		Finmeccanica S.p.A.	356
1,033,209	e	Lottomatica S.p.A.	16,143
12,397	e	Luxottica Group S.p.A.	315
73,198		Mediaset S.p.A.	231
53,027		Mediobanca S.p.A.	416
101,543		Parmalat S.p.A.	214
555,900	e	Pirelli & C S.p.A.	3,954
16,646	e	Prysmian S.p.A.	219
1,276,612		Saipem S.p.A.	44,806
222,078		Snam Rete Gas S.p.A.	1,025
360,202		Telecom Italia RSP	350
832,831		Telecom Italia S.p.A.	905
558,259		Terna Rete Elettrica Nazionale S.p.A.	2,070
1,515,018		UniCredito Italiano S.p.A.	1,606
598,599	*	Yoox S.p.A	7,675

		TOTAL ITALY	114,083

JAPAN - 8.2%
36,000		77 Bank Ltd	164
1,600	e	ABC-Mart, Inc	62
4,924	*	Advance Residence Investment Corp	8,919
18,742	e	Advantest Corp	202
197,409	e	Aeon Co Ltd	2,670
7,803		Aeon Credit Service Co Ltd	120
7,800		Aeon Mall Co Ltd	178
8,000	e	Air Water, Inc	99
98,542		Aisin Seiki Co Ltd	3,281
187,529	e	Ajinomoto Co, Inc	2,215
5,757	e	Alfresa Holdings Corp	241
45,435	e	All Nippon Airways Co Ltd	142
309,744		Amada Co Ltd	2,037
5,992,848	e	Aozora Bank Ltd	13,798
51,607		Asahi Breweries Ltd	1,094
227,773		Asahi Glass Co Ltd	2,224
404,834		Asahi Kasei Corp	2,426

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

238,200		Asics Corp	$3,252
113,341	e	Astellas Pharma, Inc	4,278
77,653	e	Bank of Kyoto Ltd	691
315,971		Bank of Yokohama Ltd	1,585
21,453		Benesse Corp	950
448,804		Bridgestone Corp	10,183
74,000		Brother Industries Ltd	869
358,997		Canon, Inc	16,300
378,900	e	Capcom Co Ltd	9,444
79,623	e	Casio Computer Co Ltd	504
494		Central Japan Railway Co	4,311
262,323	e	Chiba Bank Ltd	1,819
224,000	e	Chiyoda Corp	2,184
218,166	e	Chubu Electric Power Co, Inc	4,086
77,058		Chugai Pharmaceutical Co Ltd	1,305
36,100	e	Chugoku Bank Ltd	532
94,853	e	Chugoku Electric Power Co, Inc	1,668
14,442		Citizen Watch Co Ltd	72
6,271		Coca-Cola West Japan Co Ltd	120
188,343		Cosmo Oil Co Ltd	466
245,855		Credit Saison Co Ltd	4,740
101,076	e	Dai Nippon Printing Co Ltd	1,045
15,630		Daicel Chemical Industries Ltd	89
53,698		Daido Steel Co Ltd	321
78,290	*,e	Daihatsu Motor Co Ltd	1,421
772		Dai-ichi Mutual Life Insurance Co	798
141,897	e	Daiichi Sankyo Co Ltd	2,958
23,846	e	Daikin Industries Ltd	683
16,263	e	Dainippon Sumitomo Pharma Co Ltd	179
73,711	e	Daito Trust Construction Co Ltd	6,757
49,856		Daiwa House Industry Co Ltd	638
90,300	*,e	Daiwa Securities Group, Inc	337
27,000	e	Dena Co Ltd	1,131
47,676		Denki Kagaku Kogyo KK	182
182,845		Denso Corp	5,878
17,655	e	Dentsu, Inc	559
3,439	*,e	Digital Garage, Inc	9,926
119,552		East Japan Railway Co	7,248
45,117	e	Eisai Co Ltd	1,820
15,239	e	Electric Power Development Co	450
21,208	*,e	Elpida Memory, Inc	133
6,144		FamilyMart Co Ltd	235
73,043	*,e	Fanuc Ltd	10,061
66,418	e	Fast Retailing Co Ltd	11,895
35,900	e	FCC Co Ltd	747
30,822	*,e	Fuji Electric Holdings Co Ltd	80
302,884		Fuji Folms Holdings Corp	7,038
87,342		Fuji Heavy Industries Ltd	513
500		Fuji Television Network, Inc	719
399,991		Fujitsu Ltd	1,886
167,167		Fukuoka Financial Group, Inc	699
199,805		Furukawa Electric Co Ltd	544

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

196,100	*	Gree, Inc	$5,981
37,110	e	GS Yuasa Corp	174
75,879		Gunma Bank Ltd	423
77,842	e	Hachijuni Bank Ltd	477
2,455	e	Hakuhodo DY Holdings, Inc	142
63,537	e	Hamamatsu Photonics KK	2,561
194,182		Hino Motors Ltd	1,155
2,987		Hirose Electric Co Ltd	278
59,744	e	Hiroshima Bank Ltd	296
22,900	e	Hisamitsu Pharmaceutical Co, Inc	1,100
10,452		Hitachi Chemical Co Ltd	173
5,922	e	Hitachi Construction Machinery Co Ltd	99
295,900		Hitachi High-Technologies Corp	5,937
200,000	*,e	Hitachi Kokusai Electric, Inc	1,285
6,038,685	e	Hitachi Ltd	29,975
215,000		Hitachi Medical Corp	2,360
44,000	e	Hitachi Metals Ltd	507
61,882	e	Hokkaido Electric Power Co, Inc	912
150,446		Hokuhoku Financial Group, Inc	329
61,075	e	Hokuriku Electric Power Co	1,127
1,173,168	e	Honda Motor Co Ltd	34,369
98,853	*	Hoya Corp	2,292
39,266	*	Ibiden Co Ltd	830
39,247	e	Idemitsu Kosan Co Ltd	3,516
592		Inpex Holdings, Inc	3,636
127,081	*	Isetan Mitsukoshi Holdings Ltd	1,286
4,827,178		Ishikawajima-Harima Heavy Industries Co Ltd	10,642
374,169		Isuzu Motors Ltd	1,607
1,234,623	e	Itochu Corp	11,798
12,162	e	Itochu Techno-Science Corp	547
49,652		Iyo Bank Ltd	507
266,989	e	J Front Retailing Co Ltd	1,267
330,000	e	Japan Aviation Electronics Industry Ltd	2,214
9,100		Japan Petroleum Exploration Co	331
467	e	Japan Prime Realty Investment Corp	1,199
148		Japan Real Estate Investment Corp	1,447
151	*	Japan Retail Fund Investment Corp	243
224,428	e	Japan Steel Works Ltd	1,339
1,377	e	Japan Tobacco, Inc	6,441
140,604		JFE Holdings, Inc	2,838
236,978		JGC Corp	5,795
121,624		Joyo Bank Ltd	566
26,223		JS Group Corp	734
18,353	e	JSR Corp	316
245,203		JTEKT Corp	2,934
175		Jupiter Telecommunications Co	189
726,400		JX Holdings, Inc	4,077
283,372	e	Kajima Corp	930
56,000	e	Kakaku.com, Inc	2,299
26,126		Kamigumi Co Ltd	233
28,900	e	Kaneka Corp	163
241,274		Kansai Electric Power Co, Inc	4,170

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

21,480	e	Kansai Paint Co Ltd	$206
202,853		Kao Corp	5,650
808,212	e	Kawasaki Heavy Industries Ltd	2,061
336,817	e	Kawasaki Kisen Kaisha Ltd	700
949	e	KDDI Corp	6,533
153,722	e	Keihin Electric Express Railway Co Ltd	1,419
193,310	e	Keio Corp	1,383
90,426		Keisei Electric Railway Co Ltd	613
10,585		Keyence Corp	2,897
44,795		Kikkoman Corp	512
14,131		Kinden Corp	122
368,914	e	Kintetsu Corp	1,391
227,849		Kirin Brewery Co Ltd	2,980
745,084	e	Kobe Steel Ltd	1,244
5,000	*	Koito Manufacturing Co Ltd	79
146,322	e	Komatsu Ltd	3,155
5,073	e	Konami Corp	170
48,113	e	Konica Minolta Holdings, Inc	330
63,158	e	Kubota Corp	515
48,387		Kuraray Co Ltd	660
8,397		Kurita Water Industries Ltd	235
65,012		Kyocera Corp	5,436
77,486		Kyowa Hakko Kogyo Co Ltd	864
128,184		Kyushu Electric Power Co, Inc	2,061
59,751	e	Lawson, Inc	3,382
2,616		Mabuchi Motor Co Ltd	121
17,836	*	Makita Corp	635
1,293,072		Marubeni Corp	7,220
12,109	e	Marui Co Ltd	91
4,396		Maruichi Steel Tube Ltd	104
172,555	e	Matsushita Electric Industrial Co Ltd	1,668
432,150	e	Mazda Motor Corp	874
3,600	e	McDonald’s Holdings Co Japan Ltd	96
14,812		Mediceo Paltac Holdings Co Ltd	150
3,749		MEIJI Holdings Co Ltd	178
199,464		Millea Holdings, Inc	5,055
18,716		Minebea Co Ltd	63
42,900		Miraca Holdings, Inc	1,886
428,719	e	Mitsubishi Chemical Holdings Corp	2,907
628,095		Mitsubishi Corp	12,788
1,073,037		Mitsubishi Electric Corp	9,506
373,705		Mitsubishi Estate Co Ltd	6,062
38,160		Mitsubishi Gas Chemical Co, Inc	234
855,150	e	Mitsubishi Heavy Industries Ltd	3,607
11,262	e	Mitsubishi Logistics Corp	121
972,293		Mitsubishi Materials Corp	2,368
452,130	*,e	Mitsubishi Motors Corp	599
4,901,254	e	Mitsubishi UFJ Financial Group, Inc	22,495
5,870		Mitsubishi UFJ Lease & Finance Co Ltd	234
1,120,204	e	Mitsui & Co Ltd	16,226
272,087	e	Mitsui Chemicals, Inc	910
37,875	e	Mitsui Engineering & Shipbuilding Co Ltd	64

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

411,137		Mitsui Fudosan Co Ltd	$6,495
115,499	e	Mitsui OSK Lines Ltd	445
58,220		Mitsui Sumitomo Insurance Group Holdings, Inc	1,267
1,672,749	e	Mitsui Trust Holdings, Inc	5,537
6,096,398	e	Mizuho Financial Group, Inc	8,927
5,000	e	Monex Beans Holdings, Inc	776
21,120	e	Murata Manufacturing Co Ltd	1,147
5,000	e	Nabtesco Corp	95
131,106	e	Namco Bandai Holdings, Inc	1,776
141,615	*	NEC Corp	288
273		NET One Systems Co Ltd	718
53,179		NGK Insulators Ltd	800
14,988		NGK Spark Plug Co Ltd	204
87,138		NHK Spring Co Ltd	770
37,206	e	Nidec Corp	2,996
78,281		Nikon Corp	1,847
21,758		Nintendo Co Ltd	3,197
151		Nippon Building Fund, Inc	1,563
95,175		Nippon Electric Glass Co Ltd	865
86,441	e	Nippon Express Co Ltd	369
9,944		Nippon Meat Packers, Inc	129
9,787	*,e	Nippon Paper Group, Inc	261
76,507	e	Nippon Sheet Glass Co Ltd	171
1,318,884		Nippon Steel Corp	3,783
476,930		Nippon Telegraph & Telephone Corp	22,849
862,408	e	Nippon Yusen Kabushiki Kaisha	2,339
39,721		Nishi-Nippon City Bank Ltd	122
793,443	e	Nissan Motor Co Ltd	7,020
59,618	e	Nisshin Seifun Group, Inc	778
70,321		Nisshin Steel Co Ltd	126
10,135	e	Nissin Food Products Co Ltd	408
20,273		Nitori Co Ltd	2,041
30,237	e	Nitto Denko Corp	1,190
37,709		NKSJ Holdings, Inc	837
82,851	*,e	NOK Corp	1,499
360,763	*	Nomura Holdings, Inc	1,316
9,574		Nomura Real Estate Holdings, Inc	145
91		Nomura Real Estate Office Fund, Inc	555
12,210		Nomura Research Institute Ltd	279
23,911		NSK Ltd	176
3,091,948	e	NTN Corp	14,500
325	e	NTT Data Corp	1,003
4,974	e	NTT DoCoMo, Inc	9,063
391	e	NTT Urban Development Corp	284
207,259		Obayashi Corp	1,024
206,398	e	Odakyu Electric Railway Co Ltd	1,962
84,797	e	OJI Paper Co Ltd	465
26,012	e	Olympus Corp	803
70,102		Omron Corp	1,377
78,698	e	Ono Pharmaceutical Co Ltd	4,695
2,717	e	Oriental Land Co Ltd	290
294,979	*,e	ORIX Corp	23,152

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

628,981	e	Osaka Gas Co Ltd	$2,613
1,687		Otsuka Corp	116
133,600		Otsuka Holdings KK	3,660
1,549,900		Park24 Co Ltd	19,263
15,000		Point, Inc	758
3,676	*,e	Rakuten, Inc	4,283
186,130		Resona Holdings, Inc	888
62,581	e	Ricoh Co Ltd	525
124,299	e	Rinnai Corp	10,377
19,824		Rohm Co Ltd	1,034
2,980	e	Sankyo Co Ltd	161
223,000	e	Sanrio Co Ltd	10,449
10,556		Santen Pharmaceutical Co Ltd	444
1,088	*	SBI Holdings, Inc	94
54,434	e	Secom Co Ltd	2,625
1,495,643	e	Sega Sammy Holdings, Inc	34,894
7,183	e	Seiko Epson Corp	91
663,951		Sekisui Chemical Co Ltd	5,582
50,920		Sekisui House Ltd	477
225,681		Seven & I Holdings Co Ltd	6,326
30		Seven Bank Ltd	59
108,106	*,e	Sharp Corp	908
59,719	e	Shikoku Electric Power Co, Inc	1,642
24,982	e	Shimadzu Corp	211
1,197		Shimamura Co Ltd	125
3,881		Shimano, Inc	205
179,062	e	Shimizu Corp	786
72,600		Shin-Etsu Chemical Co Ltd	3,561
1,622,649		Shinsei Bank Ltd	1,824
62,173	e	Shionogi & Co Ltd	920
19,485	e	Shiseido Co Ltd	378
170,301	e	Shizuoka Bank Ltd	1,784
147,654		Showa Denko KK	291
19,073		Showa Shell Sekiyu KK	136
136,000	*	Skymark Airlines, Inc	2,167
9,588	e	SMC Corp	1,401
338,660		Softbank Corp	9,909
125,836		Sojitz Holdings Corp	230
237,902	*,e	Sony Corp	4,554
21,100	e	Sony Financial Holdings, Inc	322
73,499	e	Square Enix Co Ltd	1,323
17,335		Stanley Electric Co Ltd	262
572,600		Start Today Co Ltd	12,407
11,876	*,e	Sumco Corp	111
171,000	e	Sumitomo Bakelite Co Ltd	912
156,883	e	Sumitomo Chemical Co Ltd	605
369,963	e	Sumitomo Corp	4,578
168,676		Sumitomo Electric Industries Ltd	1,981
56,625		Sumitomo Heavy Industries Ltd	290
1,886,400		Sumitomo Metal Industries Ltd	3,910
145,464		Sumitomo Metal Mining Co Ltd	1,926
822,079	e	Sumitomo Mitsui Financial Group, Inc	23,163

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

878,256		Sumitomo Realty & Development Co Ltd	$16,882
417,263		Sumitomo Rubber Industries, Inc	5,335
457,654	e	Suruga Bank Ltd	4,459
6,987	e	Suzuken Co Ltd	188
46,022		Suzuki Motor Corp	1,014
64,000		Sysmex Corp	2,303
53,262		T&D Holdings, Inc	502
300,943	e	Taisei Corp	828
192,411	e,m	Taisho Pharmaceutical Co Ltd	4,769
26,357	e	Taiyo Nippon Sanso Corp	184
97,718	e	Takashimaya Co Ltd	713
295,448	e	Takeda Pharmaceutical Co Ltd	14,013
305,900	e	Tamron Co Ltd	9,612
122,081		Tanabe Seiyaku Co Ltd	2,270
12,227	e	TDK Corp	427
5,564,613		Teijin Ltd	20,005
48,476	e	Terumo Corp	2,523
39,276		THK Co Ltd	654
279,878	e	Tobu Railway Co Ltd	1,318
11,775	e	Toho Co Ltd	206
160,000	e	Toho Gas Co Ltd	1,050
143,615	e	Tohoku Electric Power Co, Inc	1,990
449,760	*,e	Tokyo Electric Power Co, Inc	1,360
53,410		Tokyo Electron Ltd	2,423
1,316,624		Tokyo Gas Co Ltd	6,115
272,000		Tokyo Tatemono Co Ltd	828
347,852		Tokyu Corp	1,748
44,414		Tokyu Land Corp	160
83,427		Toppan Printing Co Ltd	608
537,764	e	Toray Industries, Inc	3,766
2,700	e	Tosei Corp	732
947,481	e	Toshiba Corp	3,865
951,647	e	Tosoh Corp	2,982
28,681	e	Toto Ltd	253
15,239		Toyo Seikan Kaisha Ltd	231
36,099		Toyo Suisan Kaisha Ltd	990
15,497	e	Toyoda Gosei Co Ltd	295
6,700	e	Toyota Boshoku Corp	96
208,861		Toyota Industries Corp	6,091
898,248	*	Toyota Motor Corp	30,792
21,494		Toyota Tsusho Corp	368
5,728	*	Trend Micro, Inc	179
57,274	e	Tsumura & Co	1,826
307,932		UBE Industries Ltd	1,023
205,051	e	Uni-Charm Corp	9,835
835,300	e	United Arrows Ltd	15,869
1,000		United Urban Investment Corp	1,047
191,184		Ushio, Inc	2,911
1,203		USS Co Ltd	102
35,300	e	West Japan Railway Co	1,513
4,751	e	Yahoo! Japan Corp	1,476
25,077	e	Yakult Honsha Co Ltd	782

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

4,469	e	Yamada Denki Co Ltd	$311
44,666		Yamaguchi Financial Group, Inc	451
8,688		Yamaha Corp	94
42,983	*,e	Yamaha Motor Co Ltd	567
4,500	e	Yamato Kogyo Co Ltd	118
40,055	e	Yamato Transport Co Ltd	730
11,553		Yamazaki Baking Co Ltd	175
22,384	e	Yaskawa Electric Corp	169
22,510	*,e	Yokogawa Electric Corp	213
189,000	e	Zeon Corp	1,737

		TOTAL JAPAN	1,021,448

JERSEY, C.I. - 0.1%
64,660		Randgold Resources Ltd	6,281

		TOTAL JERSEY, C.I.	6,281

KAZAKHSTAN - 0.0%
14,590		Eurasian Natural Resources Corp	129

		TOTAL KAZAKHSTAN	129

KOREA, REPUBLIC OF - 0.6%
100,000		Daewoo Shipbuilding & Marine Engineering Co Ltd	1,874
110,000		Dongbu Insurance Co Ltd	4,742
91,607	*	Duksan Hi-Metal Co Ltd	2,069
232,960		Hanwha Chemical Corp	4,965
21,276		Hyundai Mobis	6,026
58,797		Hyundai Motor Co	10,279
27,000		Hyundai Steel Co	1,965
110,000		Kangwon Land, Inc	2,517
245,631		KB Financial Group, Inc	8,116
120,780		Kia Motors Corp	7,202
10,838		LG Chem Ltd	2,873
5,695		LG Household & Health Care Ltd	2,560
40,000		LS Cable Ltd	2,465
2,915		Samsung Electronics Co Ltd	2,035
23,472		Samsung Engineering Co Ltd	4,532
120,000		Samsung Heavy Industries Co Ltd	2,747
122,310		Shinhan Financial Group Co Ltd	4,265
150,695		Silicon Works Co Ltd	2,648

		TOTAL KOREA, REPUBLIC OF	73,880

LUXEMBOURG - 0.1%
91,650		ArcelorMittal	1,464
2,560,750	*	L’ Occitane International S.A.	5,158
9,649	e	Millicom International Cellular S.A.	962
37,207		SES Global S.A.	905
50,411		Tenaris S.A.	635

		TOTAL LUXEMBOURG	9,124

MACAU - 0.3%
14,334,900	*	Sands China Ltd	33,539
121,200		Wynn Macau Ltd	287

		TOTAL MACAU	33,826

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

MALAYSIA - 0.1%
3,680,000		AirAsia BHD	$3,450
1,300,000		Bumiputra-Commerce Holdings BHD	2,817
1,151,800		Public Bank BHD	4,384
30,659		YNH Property BHD	16

		TOTAL MALAYSIA	10,667

MEXICO - 0.2%
200,000	e	Alfa S.A. de C.V. (Class A)	2,084
75,920	e	America Movil S.A. de C.V. (ADR) (Series L)	1,676
63,000	*,e	Fomento Economico Mexicano SAB de C.V. (ADR)	4,084
622,837		Fresnillo plc	15,227

		TOTAL MEXICO	23,071

NETHERLANDS - 1.8%
204,722	*	Aegon NV	830
24,822		Akzo Nobel NV	1,095
46,187		ASML Holding NV	1,597
6,596		Boskalis Westminster	203
200,000		Chicago Bridge & Iron Co NV	5,726
50,000	*	CNH Global NV	1,312
7,093		Corio NV	327
5,918		Delta Lloyd NV	93
9,213		DSM NV	401
494,171		European Aeronautic Defence and Space Co	13,891
8,409		Fugro NV	424
14,190		Heineken Holding NV	548
32,852		Heineken NV	1,476
11,877,503	*	ING Groep NV	83,783
125,776		Koninklijke Ahold NV	1,479
107,093		Koninklijke Philips Electronics NV	1,921
4,196		Koninklijke Vopak NV	201
154,103		LyondellBasell Industries AF S.C.A	3,765
28,910	*	Qiagen N.V.	402
11,914		Randstad Holdings NV	380
75,131		Reed Elsevier NV	826
1,518,572		Royal Dutch Shell plc (A Shares)	46,919
614,106		Royal Dutch Shell plc (B Shares)	19,108
1,085,415		Royal KPN NV	14,296
20,304		SBM Offshore NV	352
45,804		TNT Express NV	320
45,413		TNT NV	199
420,469		Unilever NV	13,309
164,478		Unilever NV (ADR)	5,179
30,840		Wolters Kluwer NV	500

		TOTAL NETHERLANDS	220,862

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

NEW ZEALAND - 0.0%
114,408		Auckland International Airport Ltd	$199
43,598	*,e	Contact Energy Ltd	180
80,866	e	Fletcher Building Ltd	473
72,322		Sky City Entertainment Group Ltd	183
271,011		Telecom Corp of New Zealand Ltd	539

		TOTAL NEW ZEALAND	1,574

NORWAY - 0.1%
9,945		Aker Kvaerner ASA	95
351,740		DNB NOR Holding ASA	3,506
74,763	e	Frontline Ltd	363
11,195		Gjensidige Forsikring BA	116
97,072		Norsk Hydro ASA	440
82,500		Orkla ASA	627
67,680	*,e	Renewable Energy Corp AS	59
37,831	e	SeaDrill Ltd	1,045
119,491		Statoil ASA	2,564
84,644		Telenor ASA	1,305
20,373		Yara International ASA	777

		TOTAL NORWAY	10,897

PHILIPPINES - 0.1%
7,000,000		Aboitiz Power Corp	4,526
10,195,901	m	Ayala Land, Inc (Preference)	23
3,771,610		Metropolitan Bank & Trust	5,637
1,200,000		San Miguel Corp	3,167

		TOTAL PHILIPPINES	13,353

POLAND - 0.0%
120,789		KGHM Polska Miedz S.A.	4,730

		TOTAL POLAND	4,730

PORTUGAL - 0.3%
317,940	e	Banco Comercial Portugues S.A.	82
55,039	e	Banco Espirito Santo S.A.	146
6,052		Brisa-Auto Estradas de Portugal S.A.	21
23,082	e	Cimpor Cimentos de Portugal S.A.	154
18,553	*	EDP Renovaveis S.A.	101
549,980		Energias de Portugal S.A.	1,694
21,184		Galp Energia SGPS S.A.	387
2,029,379		Jeronimo Martins SGPS S.A.	31,691
78,119		Portugal Telecom SGPS S.A.	574

		TOTAL PORTUGAL	34,850

RUSSIA - 0.1%
315,187	*,f	Pharmstandard (GDR) (purchased 10/08/10, cost $7,395)	6,023
225,000		Sberbank of Russian Federation (ADR)	2,000

		TOTAL RUSSIA	8,023

SINGAPORE - 0.5%
205,473		Ascendas Real Estate Investment Trust	317
850,082		CapitaLand Ltd	1,586

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

677,974	e	CapitaMall Trust	$940
105,000		CapitaMalls Asia Ltd	97
162,868	e	City Developments Ltd	1,181
148,028		ComfortDelgro Corp Ltd	147
78,584	e	Cosco Corp Singapore Ltd	55
960,025		DBS Group Holdings Ltd	8,609
164,671	*,e	Flextronics International Ltd	927
72,103	e	Fraser and Neave Ltd	317
475,384	*,e	Genting International plc	552
140,000	*	Global Logistic Properties	176
521,497		Golden Agri-Resources Ltd	241
514,000		Hotel Properties Ltd	796
255,945	e	Jardine Cycle & Carriage Ltd	8,133
1,184,326	e	Keppel Corp Ltd	6,945
2,315,000	e	Keppel Land Ltd	4,522
23,000		K-Green Trust	16
70,465	e	Neptune Orient Lines Ltd	58
1,231,318	e	Olam International Ltd	2,098
361,614	e	Oversea-Chinese Banking Corp	2,229
795,811		SembCorp Industries Ltd	2,054
640,857	e	SembCorp Marine Ltd	1,569
134,492	e	Singapore Airlines Ltd	1,164
4,152		Singapore Airport Terminal Services Ltd	7
255,560	e	Singapore Exchange Ltd	1,285
482,963	e	Singapore Press Holdings Ltd	1,381
653,896	e	Singapore Technologies Engineering Ltd	1,392
2,461,704	e	Singapore Telecommunications Ltd	5,934
46,274		StarHub Ltd	101
178,741	e	United Overseas Bank Ltd	2,298
1,057,965	e	United Overseas Land Ltd	3,334
170,000	e	Wilmar International Ltd	676
146,000		Yangzijiang Shipbuilding	98

		TOTAL SINGAPORE	61,235

SOUTH AFRICA - 0.2%
800,000		Clicks Group Ltd	3,708
102,071	e	Kumba Iron Ore Ltd	5,359
570,000		Mr Price Group Ltd	4,724
110,000		Sasol Ltd	4,511
200,000		Woolworths Holdings Ltd	864

		TOTAL SOUTH AFRICA	19,166

SPAIN - 0.6%
36,463		Abertis Infraestructuras S.A.	561
3,102		Acciona S.A.	262
12,227	e	Acerinox S.A.	137
26,021	e	ACS Actividades Cons y Servicios S.A.	917
871,108		Amadeus IT Holding S.A.	13,918
517,865		Banco Bilbao Vizcaya Argentaria S.A.	4,288
108,356	e	Banco de Sabadell S.A.	387
98,338	e	Banco Popular Espanol S.A.	454
1,697,458		Banco Santander Central Hispano S.A.	13,878

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

51,556	*	Bankia SAU	$253
32,972	e	Bankinter S.A.	179
426,631	e	Bolsas y Mercados Espanoles	11,428
48,891		Cintra Concesiones de Infraestructuras de Transporte S.A.	557
91,994	e	Corp Mapfre S.A.	284
102,720		Criteria Caixacorp S.A.	450
1,234,276	*	Distribuidora Internacional de Alimentacion S.A.	4,915
14,232		Enagas	262
4,577	e	Fomento de Construcciones y Contratas S.A.	113
23,218		Gas Natural SDG S.A.	395
14,850	e	Gestevision Telecinco S.A.	84
17,489	e	Grifols S.A.	326
438,170		Iberdrola S.A.	2,962
102,192		Inditex S.A.	8,724
11,048	e	Indra Sistemas S.A.	159
8,618	e	Red Electrica de Espana	393
81,345		Repsol YPF S.A.	2,147
538,203		Telefonica S.A.	10,315
18,122		Zardoya Otis S.A.	230

		TOTAL SPAIN	78,978

SWEDEN - 0.8%
43,488		Alfa Laval AB	685
25,052		Assa Abloy AB (Class B)	515
132,602	e	Atlas Copco AB (A Shares)	2,347
49,233		Atlas Copco AB (B Shares)	771
2,121,467	*	Biovitrum AB	5,024
216,365	e	Boliden AB	2,225
250,000		Castellum AB	3,046
25,718	e	Electrolux AB (Series B)	378
2,136,872		Ericsson (LM) (B Shares)	20,518
21,342		Getinge AB (B Shares)	466
865,704		Hennes & Mauritz AB (B Shares)	25,920
14,859	e	Hexagon AB (B Shares)	193
5,477		Holmen AB (B Shares)	136
43,800		Husqvarna AB (B Shares)	177
6,385		Industrivarden AB	67
57,490	e	Investor AB (B Shares)	1,012
140,000	e	JM AB	1,794
12,372		Kinnevik Investment AB (Series B)	229
2,915		Modern Times Group AB (B Shares)	117
309,533		Nordea Bank AB	2,505
10,906		Ratos AB (B Shares)	125
543,102		Sandvik AB	6,258
34,094		Scania AB (B Shares)	487
39,393		Securitas AB (B Shares)	287
185,469		Skandinaviska Enskilda Banken AB (Class A)	997
50,181		Skanska AB (B Shares)	695
171,073		SKF AB (B Shares)	3,223
18,071	e	Ssab Svenskt Stal AB (Series A)	134
145,393		Svedbergs i Dalstorp AB	697
61,374		Svenska Cellulosa AB (B Shares)	747

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

92,593		Svenska Handelsbanken (A Shares)	$2,356
81,715		Swedbank AB (A Shares)	902
173,761		Swedish Match AB	5,734
39,269	e	Tele2 AB (B Shares)	711
280,521		TeliaSonera AB	1,849
330,000		Trelleborg AB (B Shares)	2,130
133,495		Volvo AB (B Shares)	1,311

		TOTAL SWEDEN	96,768

SWITZERLAND - 3.2%
185,005		ABB Ltd	3,165
13,281		Actelion Ltd	441
195,629		Adecco S.A.	7,710
8,844		Aryzta AG.	384
6,224		Baloise Holding AG.	456
408,480		Compagnie Financiere Richemont S.A.	18,197
830,405		Credit Suisse Group	21,724
13,637	*,e	Foster Wheeler AG.	243
9,931		Geberit AG.	1,834
850		Givaudan S.A.	663
49,453		Glencore International AG.	311
26,200		Holcim Ltd	1,390
550,058		Julius Baer Group Ltd	18,382
16,314		Julius Baer Holding AG.	204
12,732		Kuehne & Nagel International AG.	1,429
94		Lindt & Spruengli AG.	273
12		Lindt & Spruengli AG. (Reg)	415
3,407	*,e	Logitech International S.A.	26
36,745		Lonza Group AG.	2,214
1,383,554		Nestle S.A.	76,169
2,436		Nobel Biocare Holding AG.	24
1,822,794		Novartis AG.	101,824
160,744		Novartis AG. (ADR)	8,965
2,784		Pargesa Holding S.A.	190
6,014		Phonak Holding AG.	546
9,000	*	Rieter Holding AG.	1,433
267,488		Roche Holding AG.	43,203
8,357		Schindler Holding AG.	886
1,292		Schindler Holding AG. (Reg)	141
1,105		SGS S.A.	1,679
122		Sika AG.	216
83,142		STMicroelectronics NV	543
845		Straumann Holding AG.	132
1,425		Sulzer AG.	146
4,089		Swatch Group AG.	1,345
2,898		Swatch Group AG. Reg	173
3,831		Swiss Life Holding	420
372,103		Swiss Re Ltd	17,456
3,905		Swisscom AG.	1,589
148,629		Syngenta AG.	38,625
7,847	f	Synthes, Inc 144A (purchased 06/06/07, cost $987)	1,270
19,032		Transocean Ltd	918

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,079,877	*	UBS AG. (Switzerland)	$12,352
18,560		Zurich Financial Services AG.	3,866

		TOTAL SWITZERLAND	393,572

TAIWAN - 0.3%
1,000,000		Catcher Technology Co Ltd	5,725
4,728,000		First Steamship Co Ltd	6,793
167,728	*	Foxconn International Holdings Ltd	87
280,350		High Tech Computer Corp	6,156
1,412,540		Hon Hai Precision Industry Co, Ltd	3,148
250,000		Largan Precision Co Ltd	5,773
665,000		PC Home Online	3,880
3,030,250	*	Shining Building Business Co Ltd	2,773
2,000,000		Taiwan Cement Corp	2,121
3,361,230		TSRC Corp	7,335

		TOTAL TAIWAN	43,791

THAILAND - 0.2%
4,538,000		Bank of Ayudhya PCL - NVDR	2,896
219,437		Banpu PCL	3,703
4,227,800		Charoen Pokphand Foods PCL	3,613
1,851,200		Charoen Pokphand Foods PCL (ADR)	1,582
1,157,000		Kasikornbank PCL - NVDR	4,315
6,300,000		Krung Thai Bank PCL	3,098
859,368		PTT Chemical PCL	2,715
333,000		PTT PCL	2,767

		TOTAL THAILAND	24,689

TURKEY - 0.1%
500,000		Ford Otomotiv Sanayi AS	3,483
200,000		Koza Altin Isletmeleri AS	2,380
930,000		Tofas Turk Otomobil Fabrik	3,299
1,600,000		Turk Sise ve Cam Fabrikalari AS	3,052
1,025,936		Turk Telekomunikasyon AS	4,405

		TOTAL TURKEY	16,619

UKRAINE - 0.1%
106,014	*	Kernel Holding S.A.	1,948
569,454	*	MHP S.A (GDR)	6,958

		TOTAL UKRAINE	8,906

UNITED KINGDOM - 9.4%
122,675		3i Group plc	357
16,513	e	Acergy S.A.	314
1,454,012	e	Admiral Group plc	28,523
3,000,000	*	Afren plc	3,764
1,201,435		Aggreko plc	30,233
26,524		AMEC plc	335
858,374		Anglo American plc (London)	29,538
795,010		Antofagasta plc	11,352
80,133		ARM Holdings plc	685

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

211,200	*	ASOS plc	$4,976
291,200		Associated British Foods plc	5,013
450,854		AstraZeneca plc	20,009
4,600		AstraZeneca plc (ADR)	204
355,839	*	Autonomy Corp plc	14,079
1,122,234	*	Avanti Communications Group plc	4,635
562,461		Aveva Group plc	12,261
298,977		Aviva plc	1,406
21,507		Babcock International Group	219
370,002		BAE Systems plc	1,528
86,463		Balfour Beatty plc	342
3,787,332		Barclays plc	9,288
3,653,727		BG Group plc	69,926
469,394		BHP Billiton plc	12,539
2,943,100	*	Blinkx plc	6,733
4,617,964		BP plc	27,688
10,400		BP plc (ADR)	375
1,179,539		British American Tobacco plc	49,806
132,707		British Land Co plc	978
68,089		British Sky Broadcasting plc	701
8,343,810		BT Group plc	22,364
325,888		Bunzl plc	3,883
514,281		Burberry Group plc	9,339
50,374		Cable & Wireless plc	29
50,365		Cable & Wireless Worldwide	24
467,403	*	Cairn Energy plc	2,027
112,623		Capita Group plc	1,234
4,320		Capital & Counties Properties	11
800,000		Carillion plc	4,136
10,813		Carnival plc	337
6,162,405		Centrica plc	28,406
91,039		Cobham plc	246
289,718		Compass Group plc	2,337
601,900		Croda International plc	15,354
1,504,729		Diageo plc	28,690
6,898		Drax Group plc	51
3,238	*	Enquest plc	5
235,604		Ensco International plc (ADR)	9,525
19,265	*	Essar Energy plc	75
350,884		Experian Group Ltd	3,939
1,214		F&C Asset Management plc	1
9,424		Firstgroup plc	47
92,345		GKN plc	251
2,027,919		GlaxoSmithKline plc	41,846
189,580		Greggs plc	1,357
168,452		Group 4 Securicor plc	697
76,042		Hammerson plc	445
1,854,000		Homeserve plc	13,216
6,662,823		HSBC Holdings plc	51,032
68,739		ICAP plc	438
2,353,905	*	Imagination Technologies Group plc	15,211
240,000		IMI plc	2,634

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,055,873		Imperial Tobacco Group plc	$35,633
27,377		Inmarsat plc	208
670,755		Intercontinental Hotels Group plc	10,877
76,270	*	International Consolidated Airlines	180
263,405	e	International Power plc	1,250
9,431		Intertek Group plc	271
260,356		Invensys plc	907
55,096		Investec plc	298
220,643	*	ITV plc	202
128,529		J Sainsbury plc	547
12,837		Johnson Matthey plc	315
12,811		Kazakhmys plc	156
141,309		Kingfisher plc	543
96,547		Land Securities Group plc	960
11,527,301		Legal & General Group plc	17,216
64,792		Liberty International plc	329
3,461,808	*	Lloyds TSB Group plc	1,858
240,261	e	London Stock Exchange Group plc	3,023
9,629		Lonmin plc	156
226,265		Man Group plc	585
94,747		Marks & Spencer Group plc	461
1,589,007		Meggitt plc	8,227
540,000		Mondi plc	3,947
8,407,850	*	Monitise plc	4,523
490,148		National Grid plc	4,858
8,024,222		New Carphone Warehouse plc	42,145
309,566		New World Resources plc (A Shares)	2,218
339,815		Next plc	13,322
683,250		Old Mutual plc	1,109
1,646,224		Pearson plc	29,039
25,192		Petrofac Ltd	466
2,613,357		Prudential plc	22,444
653,584		Reckitt Benckiser Group plc	33,116
72,691		Reed Elsevier plc	557
92,898		Resolution Ltd	356
93,730		Rexam plc	451
1,296,540		Rio Tinto plc	57,499
72,500	e	Rio Tinto plc (ADR)	3,196
764,159	*	Rockhopper Exploration plc	2,300
1,528,991		Rolls-Royce Group plc	14,056
436,608		Royal & Sun Alliance Insurance Group plc	751
1,845,536	*	Royal Bank of Scotland Group plc	660
76,908		SABMiller plc	2,509
166,645		Sage Group plc	661
12,147		Schroders plc	241
172,529		Scottish & Southern Energy plc	3,462
92,175		Segro plc	314
79,821	e	Serco Group plc	631
52,156		Severn Trent plc	1,246
161,819		Smith & Nephew plc	1,456
889,985		Smiths Group plc	13,735
180,000		Spectris plc	3,258

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,185,537		Standard Chartered plc	$23,653
286,057		Standard Life plc	885
2,350,388		Tesco plc	13,768
57,255		TUI Travel plc	132
3,142,567		Tullow Oil plc	63,556
467,310		Unilever plc	14,638
3,453,598	*	Unitech Corporate Parks plc	1,353
86,075		United Utilities Group plc	833
272,455	e	Virgin Media, Inc	6,634
18,275,522		Vodafone Group plc	47,101
17,100		Vodafone Group plc (ADR)	439
67,618		Weir Group plc	1,616
22,012		Whitbread plc	540
900,000		William Hill plc	3,157
231,559		WM Morrison Supermarkets plc	1,044
415,634		Wolseley plc	10,313
1,058,478		Xstrata plc	13,366
2,309,012		Yule Catto & Co plc	5,766

		TOTAL UNITED KINGDOM	1,164,516

UNITED STATES - 51.9%
98,841		3M Co	7,096
97,500		A.O. Smith Corp	3,123
389,550		Abbott Laboratories	19,922
32,622		Abercrombie & Fitch Co (Class A)	2,008
478,347		ACE Ltd	28,988
30,000	*	Acme Packet, Inc	1,278
69,393	e	Activision Blizzard, Inc	826
237,575	*	Adobe Systems, Inc	5,742
64,600		Advance Auto Parts, Inc	3,753
19,949	*	Advanced Micro Devices, Inc	101
46,360	*,e	Aeropostale, Inc	501
55,395	*	AES Corp	541
418,930		Aetna, Inc	15,227
237,198		Aflac, Inc	8,290
31,111	*	AGCO Corp	1,076
133,421	*	Agilent Technologies, Inc	4,169
25,260		Air Products & Chemicals, Inc	1,929
10,127		Airgas, Inc	646
23,500	*	Akamai Technologies, Inc	467
35,066		Alcoa, Inc	336
40,897	*	Alexion Pharmaceuticals, Inc	2,620
3,237		Allegheny Technologies, Inc	120
207,818		Allergan, Inc	17,120
216,558	*,e	Alliance Data Systems Corp	20,075
52,070		Alliant Energy Corp	2,014
18,959		Alliant Techsystems, Inc	1,033
22,380		Allied World Assurance Co Holdings Ltd	1,202
138,672		Allstate Corp	3,285
62,900	*	Alpha Natural Resources, Inc	1,113
52,404		Altera Corp	1,652
618,475		Altria Group, Inc	16,581

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

170,196	*	Amazon.com, Inc	$36,800
41,939		AMB Property Corp	1,017
43,157		Ameren Corp	1,285
3,748		American Eagle Outfitters, Inc	44
45,520		American Electric Power Co, Inc	1,731
105,251		American Express Co	4,726
89,000		American Financial Group, Inc	2,765
17,066	*	American International Group, Inc	375
115,798	*	American Tower Corp (Class A)	6,230
236,445		American Water Works Co, Inc	7,136
18,000	*	Amerigroup Corp	702
20,246		Ameriprise Financial, Inc	797
411,828		AmerisourceBergen Corp	15,348
39,439		Ametek, Inc	1,300
489,157		Amgen, Inc	26,879
33,024		Amphenol Corp (Class A)	1,346
376,560		Anadarko Petroleum Corp	23,742
189,732		Analog Devices, Inc	5,929
434,146		Annaly Capital Management, Inc	7,220
56,848		AON Corp	2,386
298,724		Apache Corp	23,970
6,255	e	Apartment Investment & Management Co (Class A)	138
43,432	*	Apollo Group, Inc (Class A)	1,721
810,470	*	Apple, Inc	308,936
105,685		Applied Materials, Inc	1,094
2,770		Aqua America, Inc	60
216,943	*	Arch Capital Group Ltd	7,089
6,585		Arch Coal, Inc	96
60,936		Archer Daniels Midland Co	1,512
137,476	*	Arrow Electronics, Inc	3,819
110,000	*,e	Ascena Retail Group, Inc	2,978
319,443		Ashland, Inc	14,100
132,267		Assurant, Inc	4,735
2,944,633		AT&T, Inc	83,982
32,195	*	Autodesk, Inc	894
115,051		Autoliv, Inc	5,580
145,889		Automatic Data Processing, Inc	6,879
33,533	*	Autozone, Inc	10,703
479,568		Avago Technologies Ltd	15,715
26,878	e	AvalonBay Communities, Inc	3,065
3,332		Avery Dennison Corp	84
8,250	*	Avnet, Inc	215
44,211		Avon Products, Inc	867
468,431		Axis Capital Holdings Ltd	12,151
56,557	*	Babcock & Wilcox Co	1,106
335,507		Baker Hughes, Inc	15,487
65,907		Ball Corp	2,044
1,297,468		Bank of America Corp	7,941
62,296		Bank of New York Mellon Corp	1,158
31,865		Bard (C.R.), Inc	2,789
466,374		Baxter International, Inc	26,182
118,168		BB&T Corp	2,521

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

47,551		Becton Dickinson & Co	$3,486
228,910	*	Bed Bath & Beyond, Inc	13,119
76,808	*	Berkshire Hathaway, Inc (Class B)	5,456
108,240	e	Best Buy Co, Inc	2,522
53,925	*	Biogen Idec, Inc	5,023
79,583		BlackRock, Inc	11,779
546,174		Blackstone Group LP	6,543
180,203	*	BMC Software, Inc	6,949
484,545		Boeing Co	29,320
51,806	*	BorgWarner, Inc	3,136
131,008		Boston Properties, Inc	11,673
158,500	*	Boston Scientific Corp	937
25,000		Brinker International, Inc	523
296,445		Bristol-Myers Squibb Co	9,302
109,335		Broadcom Corp (Class A)	3,640
80,413		Brookfield Office Properties, Inc (Toronto)	1,112
13,043		Brown-Forman Corp (Class B)	915
28,696		Bunge Ltd	1,673
265,945		CA, Inc	5,162
117,514		Cablevision Systems Corp (Class A)	1,848
60,918		Cabot Oil & Gas Corp	3,771
57,000	*	CACI International, Inc (Class A)	2,847
121,770	*	Calpine Corp	1,715
148,690	*	Cameron International Corp	6,177
6,498		Campbell Soup Co	210
254,300		Capital One Financial Corp	10,078
180,645		Cardinal Health, Inc	7,565
205,936	*	CareFusion Corp	4,932
12,233	*	Carmax, Inc	292
95,250		Carnival Corp	2,886
213,187		Caterpillar, Inc	15,742
19,762	*	CBRE Group, Inc	266
729,800		CBS Corp (Class B)	14,873
184,886		Celanese Corp (Series A)	6,014
475,900	*	Celgene Corp	29,468
1,610,337		Centerpoint Energy, Inc	31,594
212,947		CenturyTel, Inc	7,053
3,953	*,e	Cephalon, Inc	319
81,559	*,e	Cerner Corp	5,588
114,930		CF Industries Holdings, Inc	14,181
164,692		CH Robinson Worldwide, Inc	11,277
1,127	*	Charles River Laboratories International, Inc	32
64,949		Charles Schwab Corp	732
22,251		Chesapeake Energy Corp	569
946,017		Chevron Corp	87,524
204,000		Chico’s FAS, Inc	2,332
1,900,000	e	Chimera Investment Corp	5,263
983	*	Chipotle Mexican Grill, Inc (Class A)	298
231,391		Chubb Corp	13,881
304,982		Church & Dwight Co, Inc	13,480
184,308		Cigna Corp	7,730
4,541		Cimarex Energy Co	253

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

12,151		Cincinnati Financial Corp	$320
4,394		Cintas Corp	124
3,285,354		Cisco Systems, Inc	50,889
101,295	*	CIT Group, Inc	3,076
1,575,226		Citigroup, Inc	40,357
28,939	*	Citrix Systems, Inc	1,578
60,000	*	Clean Harbors, Inc	3,078
82,903		Cleveland-Cliffs, Inc	4,242
39,075		Clorox Co	2,592
16,049		CME Group, Inc	3,954
133,977		Coach, Inc	6,944
95,000	*	Cobalt International Energy, Inc	732
1,220,576		Coca-Cola Co	82,463
543,975		Coca-Cola Enterprises, Inc	13,534
39,609	*	Cognizant Technology Solutions Corp (Class A)	2,483
126,123		Colgate-Palmolive Co	11,185
707,664		Comcast Corp (Class A)	14,790
87,390	e	Comcast Corp (Special Class A)	1,808
19,751		Comerica, Inc	454
8,000		Compass Minerals International, Inc	534
269,571		Computer Sciences Corp	7,238
91,468		ConAgra Foods, Inc	2,215
222,474	*	Concho Resources, Inc	15,827
354,231		ConocoPhillips	22,430
110,230		Consol Energy, Inc	3,740
56,059		Consolidated Edison, Inc	3,196
6,574	*	Constellation Brands, Inc (Class A)	118
258,958		Constellation Energy Group, Inc	9,856
249,455	e	Consumer Staples Select Sector SPDR Fund	7,409
27,826	*,e	Continental Resources, Inc	1,346
64,200		Cooper Cos, Inc	5,081
124,313		Cooper Industries plc	5,733
154,441		Corn Products International, Inc	6,060
193,022		Corning, Inc	2,386
233,429		Costco Wholesale Corp	19,169
6,514	*	Covance, Inc	296
130,396	*	Coventry Health Care, Inc	3,757
114,482		Covidien plc	5,049
3,550	*	Cree, Inc	92
47,679	*	Crown Castle International Corp	1,939
611,854	*	Crown Holdings, Inc	18,729
249,860		Crude Carriers Corp	2,404
435,340		CSX Corp	8,128
136,356		Cummins, Inc	11,135
953,845		CVS Corp	32,029
368,877		Cytec Industries, Inc	12,962
729,031	*	Dana Holding Corp	7,655
534,712		Danaher Corp	22,426
178,437		Darden Restaurants, Inc	7,628
184,405	*	DaVita, Inc	11,557
10,872	*	Deckers Outdoor Corp	1,014
54,701		Deere & Co	3,532

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

739,479	*	Dell, Inc	$10,464
7,286	*	Delta Air Lines, Inc	55
1,113,079	*	Denbury Resources, Inc	12,800
45,271		Dentsply International, Inc	1,389
32,925	*	Devon Energy Corp	1,825
3,555		DeVry, Inc	131
23,332	e	Diamond Offshore Drilling, Inc	1,277
97,385	e	Dillard’s, Inc (Class A)	4,234
546,252	*	DIRECTV	23,079
679,333		Discover Financial Services	15,584
352,066	*	Discovery Communications, Inc (Class A)	13,245
8,293	*	Discovery Communications, Inc (Class C)	291
620,102		DISH Network Corp (Class A)	15,540
9,792	*	Dolby Laboratories, Inc (Class A)	269
57,503	*	Dollar General Corp	2,171
68,065	*	Dollar Tree, Inc	5,112
91,192		Dominion Resources, Inc	4,630
27,480		Domtar Corp	1,873
41,113		Dover Corp	1,916
1,180,266		Dow Chemical Co	26,510
279,008		DR Horton, Inc	2,522
157,601		Dr Pepper Snapple Group, Inc	6,112
113,747	e	DSW, Inc (Class A)	5,253
53,822		DTE Energy Co	2,638
269,581		Du Pont (E.I.) de Nemours & Co	10,775
117,574		Duke Energy Corp	2,350
20,768		Duke Realty Corp	218
2,687		Dun & Bradstreet Corp	165
2,914	*,e	Dunkin Brands Group, Inc	81
101,980	*	E*Trade Financial Corp	929
112,199		East West Bancorp, Inc	1,673
81,657		Eastman Chemical Co	5,596
10,733		Eaton Corp	381
6,003		Eaton Vance Corp	134
454,231	*	eBay, Inc	13,394
304,228	e	Ecolab, Inc	14,874
10,585		Edison International	405
327,982	*	Edwards Lifesciences Corp	23,379
291,301		El Paso Corp	5,092
51,571	*	Electronic Arts, Inc	1,055
209,432		Eli Lilly & Co	7,743
956,943	*	EMC Corp	20,086
97,179		Emerson Electric Co	4,014
110,295	*	Endo Pharmaceuticals Holdings, Inc	3,087
30,000		Endurance Specialty Holdings Ltd	1,025
3,519		Energen Corp	144
167,852	*	Energizer Holdings, Inc	11,152
3,050	*	EnerSys	61
15,586	e	Entergy Corp	1,033
81,229		EOG Resources, Inc	5,768
6,540		Equifax, Inc	201
42,357		Equitable Resources, Inc	2,260

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

111,057	e	Equity Residential	$5,761
10,000	e	Essex Property Trust, Inc	1,200
39,967		Estee Lauder Cos (Class A)	3,511
50,095		Everest Re Group Ltd	3,977
936,121		Exelon Corp	39,887
66,223		Expedia, Inc	1,705
32,338		Expeditors International Washington, Inc	1,311
391,980	*	Express Scripts, Inc	14,531
1,895,836		Exxon Mobil Corp	137,694
2,639	*	F5 Networks, Inc	188
210,400	*	Fairchild Semiconductor International, Inc	2,272
49,583	e	Family Dollar Stores, Inc	2,522
38,321	e	Fastenal Co	1,275
110,000	*	Federal Mogul Corp (Class A)	1,623
17,989		Federal Realty Investment Trust	1,482
19,203		FedEx Corp	1,300
520,000	*	Ferro Corp	3,198
18,897		Fidelity National Information Services, Inc	460
114,970		Fidelity National Title Group, Inc (Class A)	1,745
388,645		Fifth Third Bancorp	3,925
725	*	First American Corp	8
725		First American Financial Corp	9
250,000		First Horizon National Corp	1,490
2,780	*,e	First Solar, Inc	176
119,780		FirstEnergy Corp	5,379
16,220	*	Fiserv, Inc	823
62,862		Flir Systems, Inc	1,575
10,416		Flowserve Corp	771
84,428		Fluor Corp	3,930
3,803		FMC Corp	263
204,393	*	FMC Technologies, Inc	7,685
150,000		Foot Locker, Inc	3,014
1,701,479	*	Ford Motor Co	16,454
199,257	*	Forest Laboratories, Inc	6,135
4,711		Fortune Brands, Inc	255
27,879	*	Fossil, Inc	2,260
66,512		Franklin Resources, Inc	6,361
495,558		Freeport-McMoRan Copper & Gold, Inc (Class B)	15,090
819,044	e	Frontier Communications Corp	5,004
492	*,e	FTI Consulting, Inc	18
43	*	Furiex Pharmaceuticals Inc	1
314,441	*,e	GameStop Corp (Class A)	7,264
34,886		Gap, Inc	567
36,373	e	Garmin Ltd	1,156
30,285		General Dynamics Corp	1,723
3,596,593		General Electric Co	54,811
14,207		General Growth Properties, Inc	172
446,430		General Mills, Inc	17,174
530,757	*	General Motors Co	0	^
13,592,224	*,b	General Motors Co	0	^
18,106,794	*,b,e	General Motors Co	0	^
19,417,463	*,b	General Motors Co	0	^

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

26,439,985	*,b	General Motors Co	$0	^
4,461,000	*,b	General Motors Co	0	^
18,159,000	*,b	General Motors Co	0	^
206,214	*,e	General Motors Co	4,161
61,921,000	*,b,e	General Motors Co	0	^
69,850,000	*,b	General Motors Co	0	^
29,845,445	*,b	General Motors Co	0	^
24,397		Genuine Parts Co	1,239
16,426	*	Genworth Financial, Inc (Class A)	94
98,000	*	Georgia Gulf Corp	1,355
1,344,855	*	Gilead Sciences, Inc	52,181
292,504		Goldman Sachs Group, Inc	27,657
128,902		Goodrich Corp	15,556
32,980	*	Goodyear Tire & Rubber Co	333
192,285	*	Google, Inc (Class A)	98,907
67,213	*	Green Mountain Coffee Roasters, Inc	6,247
200,000	*,e	GT Solar International, Inc	1,404
129,207		H&R Block, Inc	1,720
1		H.B. Fuller Co	0	^
177,165		H.J. Heinz Co	8,943
313,993		Halliburton Co	9,583
53,423	*	Hansen Natural Corp	4,663
7,900		Harley-Davidson, Inc	271
45,426	e	Harris Corp	1,552
21,375		Hartford Financial Services Group, Inc	345
12,841		Hasbro, Inc	419
5,193	*	HCA Holdings, Inc	105
30,488		HCP, Inc	1,069
8,076		Health Care REIT, Inc	378
70,703	*	Health Net, Inc	1,676
325,000	*	Healthsouth Corp	4,852
42,001		Helmerich & Payne, Inc	1,705
4,703	*	Henry Schein, Inc	292
138,078		Herbalife Ltd	7,401
78,334		Hershey Co	4,641
38,900	*,e	Hertz Global Holdings, Inc	346
76,018		Hess Corp	3,988
1,645,222		Hewlett-Packard Co	36,935
48,863		Holly Corp	1,281
355,404	*	Hologic, Inc	5,406
371,158		Home Depot, Inc	12,200
1,050,238		Honeywell International, Inc	46,117
83,668		Hormel Foods Corp	2,261
249,835	*	Hospira, Inc	9,244
208,468		Host Marriott Corp	2,281
40,670		Hudson City Bancorp, Inc	230
138,573	*	Human Genome Sciences, Inc	1,758
154,126		Humana, Inc	11,210
3,757,784		Huntington Bancshares, Inc	18,037
2,511	*	Huntington Ingalls	61
340,000		Huntsman Corp	3,288
181,668	*	IAC/InterActiveCorp	7,185

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

2,279	*	IHS, Inc (Class A)	$170
126,019		Illinois Tool Works, Inc	5,242
6,416	*,e	Illumina, Inc	263
21,170		Ingersoll-Rand plc	595
4,150	e	Integrys Energy Group, Inc	202
1,924,254		Intel Corp	41,045
232,425	*	IntercontinentalExchange, Inc	27,487
520,011		International Business Machines Corp	91,017
26,199		International Flavors & Fragrances, Inc	1,473
31,975		International Game Technology	465
56,157		International Paper Co	1,306
739,973		Interpublic Group of Cos, Inc	5,328
128,388	*	Intuit, Inc	6,091
16,481	*	Intuitive Surgical, Inc	6,004
43,620		Invesco Ltd	677
6,010		Iron Mountain, Inc	190
443,000	e	iShares MSCI Canada Index Fund	11,292
1,975,000	e	iShares MSCI EAFE Index Fund	94,307
1,792,078	e	iShares MSCI Japan Index Fund	16,953
18,916	*,e	ITT Educational Services, Inc	1,089
14,196		ITT Industries, Inc	596
29,753		J.B. Hunt Transport Services, Inc	1,075
30,677		J.M. Smucker Co	2,236
58,507	*	Jacobs Engineering Group, Inc	1,889
793,149		Jarden Corp	22,415
5,751	e	JC Penney Co, Inc	154
635,332	*	JDS Uniphase Corp	6,334
7,010		Jefferies Group, Inc	87
6,048		John Bean Technologies Corp	86
522,917		Johnson & Johnson	33,315
220,912		Johnson Controls, Inc	5,825
157,877		Joy Global, Inc	9,848
1,498,048		JPMorgan Chase & Co	45,122
322,663	*	Juniper Networks, Inc	5,569
93,177	*	Kansas City Southern Industries, Inc	4,655
347,857		KBR, Inc	8,220
52,945		Kellogg Co	2,816
50,000		Kennametal, Inc	1,637
200,991		Keycorp	1,192
36,214		Kimberly-Clark Corp	2,572
32,277	e	Kimco Realty Corp	485
4,442	*	Kinder Morgan Management LLC	261
62,675	e	Kinder Morgan, Inc	1,623
8,388	*	Kinetic Concepts, Inc	553
103,857		Kla-Tencor Corp	3,976
61,302		Kohl’s Corp	3,010
935,375		Kraft Foods, Inc (Class A)	31,410
586,645		Kroger Co	12,883
14,302		L-3 Communications Holdings, Inc	886
5,438	*	Laboratory Corp of America Holdings	430
149,721	*	Lam Research Corp	5,686
175,402	*	Las Vegas Sands Corp	6,725

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

128,231		Lear Corp	$5,501
7,810		Legg Mason, Inc	201
19,825		Leggett & Platt, Inc	392
30,132		Lender Processing Services, Inc	413
10,808		Leucadia National Corp	245
16,722	*,e	Level 3 Communications, Inc	25
111,880	*	Lexmark International, Inc (Class A)	3,024
54,886	*	Liberty Global, Inc (Class A)	1,986
6,740	*	Liberty Global, Inc (Series C)	233
3	*	Liberty Media Corp-Liberty Starz	0	^
194,108	*	Liberty Media Holding Corp (Interactive A)	2,867
10,402	e	Liberty Property Trust	303
195,540	*	Life Technologies Corp	7,515
506,048		Limited Brands, Inc	19,488
72,000		Lincoln National Corp	1,125
74,599		Linear Technology Corp	2,063
80,027		Lockheed Martin Corp	5,813
28,132		Loews Corp	972
321,610		Lorillard, Inc	35,602
108,002		Lowe’s Cos, Inc	2,089
33,663	*,e	LSI Logic Corp	174
5,409		M&T Bank Corp	378
34,988		Macerich Co	1,492
704,861		Macy’s, Inc	18,552
1	*	Madison Square Garden, Inc	0	^
4,315		Manpower, Inc	145
255,426		Marathon Oil Corp	5,512
93,492	e	Marathon Petroleum Corp	2,530
9,517		Marriott International, Inc (Class A)	259
299,629		Marsh & McLennan Cos, Inc	7,952
1,497	e	Martin Marietta Materials, Inc	95
837,427	*,e	Marvell Technology Group Ltd	12,168
1,117,216		Masco Corp	7,955
60,028		Mastercard, Inc (Class A)	19,038
77,111		Mattel, Inc	1,996
174,083		Maxim Integrated Products, Inc	4,061
57,949		McCormick & Co, Inc	2,675
204,602	*	McDermott International, Inc	2,202
333,608		McDonald’s Corp	29,297
121,397		McGraw-Hill Cos, Inc	4,977
64,015		McKesson Corp	4,654
16,223		MDU Resources Group, Inc	311
172,878		Mead Johnson Nutrition Co	11,899
65,673		MeadWestvaco Corp	1,613
82,892	*	Medco Health Solutions, Inc	3,887
114,470		Medtronic, Inc	3,805
4,319	*	MEMC Electronic Materials, Inc	23
762,718		Merck & Co, Inc	24,949
713,586		Metlife, Inc	19,988
91,107	*	MetroPCS Communications, Inc	794
3,869,479	*	MF Global Holdings Ltd	15,981
10,811	*	MGM Mirage	100

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

10,022	e	Microchip Technology, Inc	$312
1,779,974	*	Micron Technology, Inc	8,971
4,045,490		Microsoft Corp	100,693
3,240	*	Mohawk Industries, Inc	139
5,484		Molson Coors Brewing Co (Class B)	217
311,710		Monsanto Co	18,715
66,246		Moody’s Corp	2,017
102,304		Morgan Stanley	1,381
76,998		Mosaic Co	3,771
118,214	*	Motorola Mobility Holdings, Inc	4,466
50,949		Motorola, Inc	2,135
25,106		Murphy Oil Corp	1,109
589,671	*	Mylan Laboratories, Inc	10,024
953	*	Myriad Genetics, Inc	18
23,443	*	Nabors Industries Ltd	287
43,091	*	Nasdaq Stock Market, Inc	997
170,284		National Oilwell Varco, Inc	8,722
200,000	*	NCR Corp	3,378
151,606	*	NetApp, Inc	5,146
1,660	*	NetFlix, Inc	188
36,111	e	New York Community Bancorp, Inc	430
9,614		Newell Rubbermaid, Inc	114
7,032	*	Newfield Exploration Co	279
16,376		Newmont Mining Corp	1,030
60,865		News Corp (Class A)	942
14,620	e	News Corp (Class B)	228
58,249		NextEra Energy, Inc	3,147
31,978	*	Nielsen Holdings NV	834
309,874	*	NII Holdings, Inc (Class B)	8,351
30,002		Nike, Inc (Class B)	2,565
129,422		NiSource, Inc	2,767
86,726		Noble Corp	2,545
143,141		Noble Energy, Inc	10,134
201,032		Nordstrom, Inc	9,183
220,205		Norfolk Southern Corp	13,437
56,869		Northeast Utilities	1,914
16,651		Northern Trust Corp	582
45,466		Northrop Grumman Corp	2,372
146,700	*	Novellus Systems, Inc	3,999
465,026	*	NRG Energy, Inc	9,864
16,027		NSTAR	718
283,751	e	Nu Skin Enterprises, Inc (Class A)	11,498
338,758	*	Nuance Communications, Inc	6,897
10,530		Nucor Corp	333
30,399	*	Nvidia Corp	380
18,106	*	NVR, Inc	10,937
13,910		NYSE Euronext	323
958,517		Occidental Petroleum Corp	68,533
44,970		Old Republic International Corp	401
6,404	e	Omnicare, Inc	163
83,446		Omnicom Group, Inc	3,074
940,000	*	ON Semiconductor Corp	6,740

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

36,607		Oneok, Inc	$2,418
3,171,064		Oracle Corp	91,137
2,303		Oracle Corp Japan	81
18,659	*,e	O’Reilly Automotive, Inc	1,243
623,543	*	Orient-Express Hotels Ltd (Class A)	4,309
10,457	*	Owens-Illinois, Inc	158
512,529		Paccar, Inc	17,334
45,115		Pall Corp	1,913
10,000	*	Panera Bread Co (Class A)	1,039
82,905		Parker Hannifin Corp	5,234
170,809		PartnerRe Ltd	8,928
9,627		Patterson Cos, Inc	276
3,061		Patterson-UTI Energy, Inc	53
50,993		Paychex, Inc	1,345
45,098		Peabody Energy Corp	1,528
75,000	*	Penn National Gaming, Inc	2,497
10,884		Pentair, Inc	348
73,127		People’s United Financial, Inc	834
109,117		Pepco Holdings, Inc	2,064
991,771		PepsiCo, Inc	61,391
225,857		PerkinElmer, Inc	4,339
85,427		Perrigo Co	8,296
196,124		Petsmart, Inc	8,365
5,931,172		Pfizer, Inc	104,863
177,829		PG&E Corp	7,524
5,742		Pharmaceutical Product Development, Inc	147
1,216,670		Philip Morris International, Inc	75,897
45,364		Pinnacle West Capital Corp	1,948
11,934		Pioneer Natural Resources Co	785
21,555	e	Pitney Bowes, Inc	405
54,692	*	Plains Exploration & Production Co	1,242
17,226	e	Plum Creek Timber Co, Inc	598
273,647		PNC Financial Services Group, Inc	13,187
130,000	*	Polycom, Inc	2,388
94,740		PPG Industries, Inc	6,694
212,300		PPL Corp	6,059
44,689		Praxair, Inc	4,178
160,690		Precision Castparts Corp	24,981
23,672	*	Priceline.com, Inc	10,640
113,457		Principal Financial Group	2,572
719,818		Procter & Gamble Co	45,477
104,302		Progress Energy, Inc	5,394
33,678		Progressive Corp	598
894,316		Prudential Financial, Inc	41,909
150,000	*,e	PSS World Medical, Inc	2,954
424,362		Public Service Enterprise Group, Inc	14,161
37,723	e	Public Storage, Inc	4,200
1,395,548	*,e	Pulte Homes, Inc	5,512
983,480		Qualcomm, Inc	47,827
11,157	*	Quanta Services, Inc	210
8,444		Quest Diagnostics, Inc	417
98,198		Questar Corp	1,739

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

14,505		Questar Market Resources, Inc	$393
10,753		R.R. Donnelley & Sons Co	152
30,530	e	RadioShack Corp	355
132,973	*	Ralcorp Holdings, Inc	10,200
17,867		Ralph Lauren Corp	2,317
12,987		Range Resources Corp	759
9,513		Raven Industries, Inc	459
72,418	e	Rayonier, Inc	2,664
28,052		Raytheon Co	1,146
84,797	*	Red Hat, Inc	3,584
7,810		Regency Centers Corp	276
64,115		Regions Financial Corp	214
188,644		RenaissanceRe Holdings Ltd	12,035
632,722		Republic Services, Inc	17,754
164,912		Reynolds American, Inc	6,181
4,753		Robert Half International, Inc	101
2,243		Rock-Tenn Co (Class A)	109
18,686		Rockwell Automation, Inc	1,046
282,037		Rockwell Collins, Inc	14,880
65,000	*	Rockwood Holdings, Inc	2,190
120,262		Roper Industries, Inc	8,288
160,672	e	Ross Stores, Inc	12,643
191,882	*	Rowan Cos, Inc	5,793
23,317		Royal Caribbean Cruises Ltd	505
105,634	*	RRI Energy, Inc	294
12,069		Safeway, Inc	201
63,331	*	SAIC, Inc	748
4,160	*	Salesforce.com, Inc	475
360,031	*	SanDisk Corp	14,527
108,381		Sara Lee Corp	1,772
10,726	*	SBA Communications Corp (Class A)	370
11,659	e	SCANA Corp	472
782,245		Schlumberger Ltd	46,723
353,947		Scripps Networks Interactive (Class A)	13,156
12,880		SEACOR Holdings, Inc	1,033
193,076		Seagate Technology, Inc	1,985
5,318		Sealed Air Corp	89
1,466	*,e	Sears Holdings Corp	84
7,706		SEI Investments Co	119
247,953		Sempra Energy	12,770
101,074	*,e	Sensata Technologies Holding BV	2,674
30,184		Sherwin-Williams Co	2,243
1,582,425		Shire Ltd	49,347
125,398		Shire plc (ADR)	11,779
22,277		Sigma-Aldrich Corp	1,376
228,553		Simon Property Group, Inc	25,137
124,142	*,e	Sirius XM Radio, Inc	187
100,000	*	Skyworks Solutions, Inc	1,794
33,900	e	SL Green Realty Corp	1,971
74,633		SLM Corp	929
435,000	*	Smithfield Foods, Inc	8,483
57,262		Sotheby’s (Class A)	1,579

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

471,557		Southern Co	$19,980
6,931		Southwest Airlines Co	56
100,797	*	Southwestern Energy Co	3,360
2,579,000	e	SPDR Trust Series 1	291,866
65,592		Spectra Energy Corp	1,609
95,000	*	Spirit Aerosystems Holdings, Inc (Class A)	1,515
844,128	*	Sprint Nextel Corp	2,566
1,688		SPX Corp	76
80,929		St. Jude Medical, Inc	2,929
5,230		Stanley Works	257
771,299		Staples, Inc	10,258
372,345		Starbucks Corp	13,885
76,248		Starwood Hotels & Resorts Worldwide, Inc	2,960
135,456		State Street Corp	4,356
33,873	*	Stericycle, Inc	2,734
107,351		Stryker Corp	5,059
3,956		Sunoco, Inc	123
53	*,e	Sunpower Corp (Class A)	0	^
27,122		SunTrust Banks, Inc	487
56,800	e	Supervalu, Inc	378
1,043,868	*	Symantec Corp	17,015
22,842	*	Synopsys, Inc	556
75,389		Sysco Corp	1,953
15,616		T Rowe Price Group, Inc	746
764,633		Target Corp	37,499
43,230	e	Taubman Centers, Inc	2,175
92,111		TD Ameritrade Holding Corp	1,354
25,000	*	Tempur-Pedic International, Inc	1,315
56,559	*	Teradata Corp	3,028
96,000	*,e	Teradyne, Inc	1,057
250,177		Texas Instruments, Inc	6,667
378,570		Textron, Inc	6,678
381,413	*	Thermo Electron Corp	19,314
36,376		Tiffany & Co	2,212
406,375		Time Warner Cable, Inc	25,469
36,364		Time Warner, Inc	1,090
106,233		Timken Co	3,487
289,928		TJX Companies, Inc	16,082
53,524	*	Toll Brothers, Inc	772
94,626		TonenGeneral Sekiyu KK	1,087
49,721		Torchmark Corp	1,733
49,176		Toro Co	2,423
90,425		Total System Services, Inc	1,531
6,188	*	TransDigm Group, Inc	505
41,056		Travelers Cos, Inc	2,001
198,060	*	TRW Automotive Holdings Corp	6,483
87,311		Tupperware Corp	4,692
95,033	e	Tyco Electronics Ltd	2,674
961,283		Tyco International Ltd	39,172
170,925		Tyson Foods, Inc (Class A)	2,967
268,252	*	UAL Corp	5,198
12,807	*	Ultra Petroleum Corp	355

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

250,111		Union Pacific Corp	$20,427
441,984		United Parcel Service, Inc (Class B)	27,912
4,777	e	United States Steel Corp	105
142,489		United Technologies Corp	10,026
1,955,549		UnitedHealth Group, Inc	90,189
220,316		UnumProvident Corp	4,618
7,472	*	Urban Outfitters, Inc	167
45,788	*	URS Corp	1,358
1,522,462		US Bancorp	35,839
160,337		Valero Energy Corp	2,851
173,454	*	Vanda Pharmaceuticals, Inc	859
6,507	*	Varian Medical Systems, Inc	339
58,654		Ventas, Inc	2,898
79,043	*	VeriFone Systems, Inc	2,768
22,670		VeriSign, Inc	649
48,871	*	Verisk Analytics, Inc	1,699
1,273,619		Verizon Communications, Inc	46,870
10,360	*	Vertex Pharmaceuticals, Inc	461
30,872		VF Corp	3,752
791,824		Viacom, Inc (Class B)	30,676
49,377		Visa, Inc (Class A)	4,233
320,118	*	Vishay Intertechnology, Inc	2,676
536,600	*	Visteon Corp	23,073
238,670	*	VMware, Inc (Class A)	19,184
79,414		Vornado Realty Trust	5,926
4,276	e	Vulcan Materials Co	118
39,034		W.R. Berkley Corp	1,159
18,386		W.W. Grainger, Inc	2,749
93,000	*	WABCO Holdings, Inc	3,521
72,110		Walgreen Co	2,372
460,344		Wal-Mart Stores, Inc	23,892
718,954		Walt Disney Co	21,684
1,461,366		Walter Energy, Inc	87,697
184,740	e	Warner Chilcott plc	2,642
766	e	Washington Post Co (Class B)	250
24,200		Waste Management, Inc	788
46,603	*	Waters Corp	3,518
687,209	*	Watson Pharmaceuticals, Inc	46,902
73,110	*	Weatherford International Ltd	893
26,780	*	WellCare Health Plans, Inc	1,017
344,309		WellPoint, Inc	22,475
3,836,627		Wells Fargo & Co	92,538
146,457	*	Western Digital Corp	3,767
472,080		Western Union Co	7,218
42,400		Westlake Chemical Corp	1,453
176,757	*	Westway Group, Inc	751
18,074	e	Weyerhaeuser Co	281
51,828		Whirlpool Corp	2,587
9,852	*	Whiting Petroleum Corp	346
69,325		Whole Foods Market, Inc	4,528
323,880		Williams Cos, Inc	7,883
145,300		Williams-Sonoma, Inc	4,474

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	RATE	MATURITY DATE	VALUE (000)

21,811	e	Willis Group Holdings plc			$750
76,656	e	Windstream Corp			894
84,519		Wisconsin Energy Corp			2,645
310,386	*	WR Grace & Co			10,336
15,027		Wynn Resorts Ltd			1,729
457,539		Xcel Energy, Inc			11,297
812,353		Xerox Corp			5,662
173,157		Xilinx, Inc			4,751
739,739	*	Yahoo!, Inc			9,734
334,218		Yum! Brands, Inc			16,507
42,618	*	Zimmer Holdings, Inc			2,280

		TOTAL UNITED STATES			6,431,113

VIRGIN ISLANDS, BRITISH - 0.1%
377,743		Arcos Dorados Holdings, Inc			8,760

		TOTAL VIRGIN ISLANDS, BRITISH			8,760

		TOTAL COMMON STOCKS			12,285,402

		(Cost $13,302,555)

RIGHTS / WARRANTS - 0.0%
AUSTRALIA - 0.0%
681,005	m	GPT Group			0	^

		TOTAL AUSTRALIA			0	^

FRANCE - 0.0%
59,520		Sanofi-Aventis S.A.			63

		TOTAL FRANCE			63

MALAYSIA - 0.0%
51,780		IJM Land BHD			13

		TOTAL MALAYSIA			13

SPAIN - 0.0%
503,274		Banco Bilbao Vizcaya Argentaria S.A.			74
57,358		CaixaBank			5

		TOTAL SPAIN			79

UNITED STATES - 0.0%
759		American International Group, Inc			5

		TOTAL UNITED STATES			5

		TOTAL RIGHTS / WARRANTS			160

		(Cost $238)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 9.9%
GOVERNMENT AGENCY DEBT - 0.4%
	Federal Home Loan Bank (FHLB)
$13,224,000	FHLB	0.025%	12/23/11	13,224
	Federal National Mortgage Association (FNMA)

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$32,400,000		FNMA	0.023%	11/09/11	$32,398

		TOTAL GOVERNMENT AGENCY DEBT			45,622

TREASURY DEBT - 0.3%
20,000,000		United States Treasury Bill	0.015	04/05/12	19,994
20,000,000		United States Treasury Bill	0.031	05/31/12	19,991

		TOTAL TREASURY DEBT			39,985

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 9.2%
REPURCHASE AGREEMENTS - 8.3%
323,000,000	o	Barclays Capital	0.050	10/03/11	323,000
21,000,000	p	BNP	0.020	10/03/11	21,000
48,000,000	q	Calyon	0.050	10/03/11	48,000
40,000,000	r	Citigroup	0.040	10/03/11	40,000
50,000,000	s	CSFB	0.050	10/03/11	50,000
49,000,000	t	Deutsche Bank	0.030	10/03/11	49,000
25,000,000	u	HSBC	0.030	10/03/11	25,000
67,000,000	v	ING	0.020	10/03/11	67,000
54,916,000	w	Merrill Lynch	0.040	10/03/11	54,916
52,000,000	x	Morgan Stanley	0.030	10/03/11	52,000
90,000,000	y	Nomura Securities	0.040	10/03/11	90,000
77,000,000	z	Royal Bank of Scotland	0.050	10/03/11	77,000
67,000,000	aa	Societe Generale	0.030	10/03/11	67,000
64,000,000	bb	UBS Warburg	0.030	10/03/11	64,000

		TOTAL REPURCHASE AGREEMENTS			1,027,916

VARIABLE RATE SECURITY - 0.9%
11,000,000		American Express Credit Account Master	0.530	10/15/12	11,026
9,000,000		Chase Issuance Trust 2007	0.590	06/15/12	8,994
1,855,691		GE Equipment Midticket LLC	0.530	11/14/11	1,856
3,000,000		General Electric Cap Corp	0.760	11/21/11	2,999
3,149,956		Granite Master Issuer plc 2006	0.570	12/20/50	2,985
2,699,962		Granite Master Issuer plc 2007	0.490	12/20/50	2,558
1,549,934		Medallion Trust Series 2005	0.460	08/22/36	1,500
6,147,183		Nelnet Student Loan Trust 2006	0.460	11/23/18	6,136
2,700,827		Nelnet Student Loan Trust 2007	0.610	09/25/18	2,693
25,000,000		Permanent Master Issuer plc	0.700	10/15/33	24,947
3,099,910		Puma Global Mortgage Backed Trust	0.480	02/21/38	2,907
524,422		SLM Student Loan Trust 2006	0.770	01/25/19	524
30,000,000		SLM Student Loan Trust 2007	0.440	01/25/19	28,921
7,523,869		SLM Student Loan Trust 2008	0.600	10/25/16	7,527

		TOTAL VARIABLE RATE SECURITY			105,573

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			1,133,489

		TOTAL SHORT-TERM INVESTMENTS			1,219,096

		(Cost $1,220,454)
		TOTAL INVESTMENTS - 109.0%			13,504,658
		(Cost $14,523,247)
		OTHER ASSETS & LIABILITIES, NET - (9.0)%			$(1,115,363)

		NET ASSETS - 100.0%			$12,389,295

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

Abbreviation(s):
ADR	American Depositary Receipt
SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing.
^	Amount represents less than $1,000.
b	In bankruptcy.
e	All or a portion of these securities are out on loan.
f	Restricted security. As of 9/30/2011, the value of these securities amounted to $11,526,847,000 or 0.1% of net assets.
m	Indicates a security that has been deemed illiquid.
o	Agreement with Barclays Capital, 0.05% dated 9/30/11 to be repurchased at $323,000,000 on 10/03/11, collateralized by U.S. Government Agency Securities valued at $329,460,000.
p	Agreement with BNP, 0.02% dated 09/30/11 to be repurchased at $21,000,000 on 10/03/11, collateralized by U.S. Government Agency Securities valued at $21,420,000.
q	Agreement with Calyon, 0.05% dated 09/30/11 to be repurchased at $48,000,000 on 10/03/11, collateralized by U.S. Government Agency Securities valued at $48,960,000.
r	Agreement with Citgroup, 0.04% dated 09/30/11 to be repurchased at $40,000,000 on 10/03/11, collateralized by U.S. Government Agency Securities valued at $40,800,000.
s	Agreement with CSFB, 0.05% dated 09/30/11 to be repurchased at $50,000,000 on 10/03/11, collateralized by U.S. Government Agency Securities valued at $51,000,000.
t	Agreement with Deutsche Bank, 0.03% dated 09/30/11 to be repurchased at $49,000,000 on 10/03/11, collateralized by U.S. Government Agency Securities valued at $49,980,000.
u	Agreement with HSBC, 0.03% dated 09/30/11 to be repurchased at $25,000,000 on 10/03/11, collateralized by U.S. Government Agency Securities valued at $25,504,000.
v	Agreement with ING, 0.02% dated 09/30/11 to be repurchased at $67,000,000 on 10/03/11, collateralized by U.S. Government Agency Securities valued at $68,343,000.
w	Agreement with Merrill Lynch, 0.04% dated 09/30/11 to be repurchased at $54,916,000 on 10/03/11, collateralized by U.S. Government Agency Securities valued at $56,014,000.
x	Agreement with Morgan Stanley, 0.03% dated 09/30/11 to be repurchased at $52,000,000 on 10/03/11, collateralized by U.S. Government Agency Securities valued at $53,040,000.
y	Agreement with Nomura Securities, 0.04% dated 09/30/11 to be repurchased at $90,000,000 on 10/03/11, collateralized by U.S. Government Agency Securities valued at $91,800,000.
z	Agreement with Royal Bank of Scotland, 0.05% dated 09/30/11 to be repurchased at $77,000,000 on 10/03/11, collateralized by U.S. Government Agency Securities valued at $78,544,000.
aa	Agreement with Societe Generale, 0.03% dated 09/30/11 to be repurchased at $67,000,000 on 10/03/11, collateralized by U.S. Government Agency Securities valued at $68,340,000.
bb	Agreement with UBS Warburg, 0.03% dated 09/30/11 to be repurchased at $64,000,000 on 10/03/11, collateralized by U.S. Government Agency Securities valued at $65,280,000.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
September 30, 2011

SECTOR	VALUE (000)	% OF NET ASSETS

FINANCIALS	$2,304,222	18.6%
INFORMATION TECHNOLOGY	1,615,352	13.0
CONSUMER DISCRETIONARY	1,529,753	12.4
HEALTH CARE	1,345,495	10.9
INDUSTRIALS	1,299,301	10.5
CONSUMER STAPLES	1,253,011	10.1
ENERGY	1,174,748	9.5
MATERIALS	991,062	8.0
TELECOMMUNICATION SERVICES	395,428	3.2
UTILITIES	377,190	3.0
SHORT - TERM INVESTMENTS	1,219,096	9.8
OTHER ASSETS & LIABILITIES, NET	(1,115,363)	(9.0)

NET ASSETS	$12,389,295	100.0%

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2011

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 1.2%
228,342	*	BorgWarner, Inc	$13,822
420,700	*	Federal Mogul Corp (Class A)	6,205
2,238,829	*	Ford Motor Co	21,650
148,780		Gentex Corp	3,578
1,184,127	*	Goodyear Tire & Rubber Co	11,948
252,903		Harley-Davidson, Inc	8,682
29,900		Hyundai Mobis	8,469
1,840,547		Johnson Controls, Inc	48,535
55,353	*,e	Tesla Motors, Inc	1,350
374,823	*	TRW Automotive Holdings Corp	12,268
2,900	*	Visteon Corp	125

		TOTAL AUTOMOBILES & COMPONENTS	136,632

BANKS - 0.2%
42,487		Hudson City Bancorp, Inc	240
72,867		People’s United Financial, Inc	831
793,325		Wells Fargo & Co	19,135

		TOTAL BANKS	20,206

CAPITAL GOODS - 8.9%
673,483		3M Co	48,349
57,642	*	Aecom Technology Corp	1,019
2,348		Alliant Techsystems, Inc	128
170,226		Ametek, Inc	5,612
2,269		Armstrong World Industries, Inc	78
126,997	*	Babcock & Wilcox Co	2,483
99,253	*	BE Aerospace, Inc	3,286
1,749,493		Boeing Co	105,863
5,375		Carlisle Cos, Inc	171
1,542,934		Caterpillar, Inc	113,929
3,693,820		Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	4,128
367,541		Chicago Bridge & Iron Co NV	10,522
292,100	*	CNH Global NV	7,665
115,834		Cooper Industries plc	5,342
480,569		Cummins, Inc	39,243
1,186,812		Danaher Corp	49,776
612,029		Deere & Co	39,518
82,272		Donaldson Co, Inc	4,509
156,896		Dover Corp	7,311
139,804		Eaton Corp	4,963
806,651		Emerson Electric Co	33,323

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

158,788	e	Empresa Brasileira de Aeronautica S.A. (ADR)	$4,028
679,542		European Aeronautic Defence and Space Co	19,101
318,594	e	Fastenal Co	10,603
54,932		Flowserve Corp	4,065
188,391		Fluor Corp	8,770
181,638		Gardner Denver, Inc	11,543
29,294	*	General Cable Corp	684
260,949		Goodrich Corp	31,491
65,045		Graco, Inc	2,221
7,400	*	GrafTech International Ltd	94
7,215		Harsco Corp	140
1,644,132		Honeywell International, Inc	72,194
80,193		IDEX Corp	2,499
447,072		Illinois Tool Works, Inc	18,598
283,788		Ingersoll-Rand plc	7,972
378,150		Joy Global, Inc	23,589
430,318		KBR, Inc	10,168
172,909		Kennametal, Inc	5,661
57,704		Lennox International, Inc	1,488
57,049		Lincoln Electric Holdings, Inc	1,655
268,184		Lockheed Martin Corp	19,481
141,085	e	Manitowoc Co, Inc	947
386,869		Masco Corp	2,754
46,405		MSC Industrial Direct Co (Class A)	2,620
42,015	*	Navistar International Corp	1,350
65,547		Nordson Corp	2,605
392,311		Paccar, Inc	13,268
125,680		Pall Corp	5,329
325,289		Parker Hannifin Corp	20,535
42,229	*	Polypore International, Inc	2,387
562,149		Precision Castparts Corp	87,393
155,956		Rockwell Automation, Inc	8,734
166,510		Rockwell Collins, Inc	8,785
576,393		Roper Industries, Inc	39,718
11,427		Snap-On, Inc	507
17,196	*	Spirit Aerosystems Holdings, Inc (Class A)	274
15,133		SPX Corp	686
16,817		Textron, Inc	297
9,816	*	Thomas & Betts Corp	392
426,485		Timken Co	13,997
33,396		Toro Co	1,645
53,989	*	TransDigm Group, Inc	4,409
212,400		Tyco International Ltd	8,655
929,335		United Technologies Corp	65,388
23,525		Valmont Industries, Inc	1,834
126,819		W.W. Grainger, Inc	18,965
72,923	*	WABCO Holdings, Inc	2,761
22,003	*	WESCO International, Inc	738
52,149		Westinghouse Air Brake Technologies Corp	2,757

		TOTAL CAPITAL GOODS	1,062,993

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
6,855		Avery Dennison Corp	$172
63,805	*	Copart, Inc	2,496
8,000		Covanta Holding Corp	122
53,029		Dun & Bradstreet Corp	3,249
6,768		Equifax, Inc	208
51,885	*	IHS, Inc (Class A)	3,882
194,804		Iron Mountain, Inc	6,160
4,208	*	KAR Auction Services, Inc	51
75,057	*	Nielsen Holdings NV	1,957
157,621		Robert Half International, Inc	3,345
182,883	*	Stericycle, Inc	14,762
84,185		Towers Watson & Co	5,032
107,433	*	Verisk Analytics, Inc	3,735
440,776		Waste Connections, Inc	14,907

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	60,078

CONSUMER DURABLES & APPAREL - 1.9%
428,436		Burberry Group plc	7,780
315,569		Coach, Inc	16,356
41,794	*	Deckers Outdoor Corp	3,898
207,613	*	Fossil, Inc	16,829
7,368	e	Garmin Ltd	234
101,939	*	Hanesbrands, Inc	2,549
49,824		Harman International Industries, Inc	1,424
130,718		Hasbro, Inc	4,263
924,615		Jarden Corp	26,130
116,112		Leggett & Platt, Inc	2,298
507,308		Mattel, Inc	13,134
915,712		Nike, Inc (Class B)	78,303
9,537		Phillips-Van Heusen Corp	555
69,990		Polaris Industries, Inc	3,497
67,871		Ralph Lauren Corp	8,803
225,035	*	Tempur-Pedic International, Inc	11,839
505,920		Tupperware Corp	27,188
39,348	*,e	Under Armour, Inc (Class A)	2,613

		TOTAL CONSUMER DURABLES & APPAREL	227,693

CONSUMER SERVICES - 3.7%
130,369	*	Apollo Group, Inc (Class A)	5,164
44,231	*	Bally Technologies, Inc	1,193
347,916		Brinker International, Inc	7,278
930,207		Carnival Corp	28,185
131,032	*	Chipotle Mexican Grill, Inc (Class A)	39,696
2,133		Choice Hotels International, Inc	63
146,409		Darden Restaurants, Inc	6,259
60,436		DeVry, Inc	2,234
23,700	*	Dunkin Brands Group, Inc	656
194,076		H&R Block, Inc	2,583
2,400	*	Hyatt Hotels Corp	75
168,542		International Game Technology	2,449
30,332	*,e	ITT Educational Services, Inc	1,747
1,975,832	*	Las Vegas Sands Corp	75,753

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

300,636		Marriott International, Inc (Class A)	$8,189
1,113,661		McDonald’s Corp	97,803
1,797,200	*	MGM China Holdings Ltd	2,382
1,238,833	*,e	MGM Mirage	11,509
746,697	*	Orient-Express Hotels Ltd (Class A)	5,160
31,095	*	Panera Bread Co (Class A)	3,232
81,331		Royal Caribbean Cruises Ltd	1,760
4,839,400	*	Sands China Ltd	11,323
2,234,008		Starbucks Corp	83,306
210,747		Starwood Hotels & Resorts Worldwide, Inc	8,181
162,253	e	Weight Watchers International, Inc	9,451
85,011		Wynn Resorts Ltd	9,783
499,652		Yum! Brands, Inc	24,678

		TOTAL CONSUMER SERVICES	450,092

DIVERSIFIED FINANCIALS - 3.1%
39,919	*	Affiliated Managers Group, Inc	3,116
886,655		American Express Co	39,811
230,091		BlackRock, Inc	34,056
691,899		Blackstone Group LP	8,289
56,818		CBOE Holdings, Inc	1,390
1,116,969		Charles Schwab Corp	12,588
32,308		CME Group, Inc	7,961
621,305		Discover Financial Services	14,253
125,825		Eaton Vance Corp	2,802
79,256	e	Federated Investors, Inc (Class B)	1,389
306,520		Franklin Resources, Inc	29,316
23,857	*,e	Green Dot Corp	747
31,669	e	Greenhill & Co, Inc	905
521,385	*	IntercontinentalExchange, Inc	61,660
2,220,750	e	iShares Russell 1000 Growth Index Fund	116,856
119,926		Lazard Ltd (Class A)	2,530
31,289	*	LPL Investment Holdings, Inc	795
213,872		Moody’s Corp	6,512
129,870	*	MSCI, Inc (Class A)	3,939
365,965	*	Nasdaq Stock Market, Inc	8,468
87,473		NYSE Euronext	2,033
160,749		SEI Investments Co	2,472
278,842		T Rowe Price Group, Inc	13,320
234,819		TD Ameritrade Holding Corp	3,453
94,241		Waddell & Reed Financial, Inc (Class A)	2,357

		TOTAL DIVERSIFIED FINANCIALS	381,018

ENERGY - 9.0%
137,314	*	Alpha Natural Resources, Inc	2,429
366,648		Anadarko Petroleum Corp	23,117
324,384		Apache Corp	26,029
24,650		Arch Coal, Inc	359
12,230	*	Atwood Oceanics, Inc	420
185,325		Baker Hughes, Inc	8,555
126,501	*	Brigham Exploration Co	3,195
111,245		Cabot Oil & Gas Corp	6,887

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

195,189	*	Cameron International Corp	$8,108
20,724	e	CARBO Ceramics, Inc	2,125
815,136		Cenovus Energy, Inc	25,033
332,722		Chevron Corp	30,783
24,354		Cimarex Energy Co	1,357
119,251	*	Cobalt International Energy, Inc	919
863,431	*	Concho Resources, Inc	61,423
244,873		Consol Energy, Inc	8,309
45,291	*,e	Continental Resources, Inc	2,191
49,290		Core Laboratories NV	4,428
795,475		Crescent Point Energy Corp	29,947
1,423,995	*	Denbury Resources, Inc	16,376
35,084	e	Diamond Offshore Drilling, Inc	1,920
86,194	*	Dresser-Rand Group, Inc	3,493
776,079		El Paso Corp	13,566
288,081		EOG Resources, Inc	20,457
57,033		Equitable Resources, Inc	3,043
152,113		EXCO Resources, Inc	1,631
5,059,130	d	Exxon Mobil Corp	367,444
259,540	*	FMC Technologies, Inc	9,759
96,478	*	Forest Oil Corp	1,389
1,203,153		Halliburton Co	36,720
95,518		Helmerich & Payne, Inc	3,878
206,196		Holly Corp	5,406
125,948	e	Kinder Morgan, Inc	3,261
30,050	*	Kosmos Energy LLC	352
221,640	*	McDermott International, Inc	2,385
31,957		Murphy Oil Corp	1,411
872,816		National Oilwell Varco, Inc	44,706
83,820	*	Newfield Exploration Co	3,327
38,347		Noble Energy, Inc	2,715
498,325		Occidental Petroleum Corp	35,630
117,262		Oceaneering International, Inc	4,144
46,525	*	Oil States International, Inc	2,369
18,605		Patterson-UTI Energy, Inc	323
290,218		Peabody Energy Corp	9,833
228,849		Petroleo Brasileiro S.A. (ADR)	5,138
102,368		Pioneer Natural Resources Co	6,733
149,932		Questar Market Resources, Inc	4,059
7,745	*,e	Quicksilver Resources, Inc	59
171,319		Range Resources Corp	10,015
22,705	*	Rowan Cos, Inc	685
46,415		RPC, Inc	757
442,809	*,e	SandRidge Energy, Inc	2,462
2,862,921		Schlumberger Ltd	171,003
373,023	*	Southwestern Energy Co	12,433
55,573		St. Mary Land & Exploration Co	3,371
486,504		Suncor Energy, Inc (NY)	12,377
86,014	*	Superior Energy Services	2,257
3,600		Tidewater, Inc	151
432,500		Tullow Oil plc	8,747
163,536	*	Ultra Petroleum Corp	4,533
126,817	*	Whiting Petroleum Corp	4,449

		TOTAL ENERGY	1,090,381

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

FOOD & STAPLES RETAILING - 2.2%
4,731	*	BJ’s Wholesale Club, Inc	$242
1,069,753		Costco Wholesale Corp	87,848
1,391,522		Kroger Co	30,558
626,274		Sysco Corp	16,220
927,378		Walgreen Co	30,501
1,721,879		Wal-Mart Stores, Inc	89,366
167,058		Whole Foods Market, Inc	10,911

		TOTAL FOOD & STAPLES RETAILING	265,646

FOOD, BEVERAGE & TOBACCO - 6.2%
2,015,000		Altria Group, Inc	54,022
94,469		Brown-Forman Corp (Class B)	6,626
40,712		Bunge Ltd	2,373
143,151		Campbell Soup Co	4,634
2,916,122		Coca-Cola Co	197,013
2,067,103		Coca-Cola Enterprises, Inc	51,430
55,647		ConAgra Foods, Inc	1,348
66,590		Corn Products International, Inc	2,613
239,190		Dr Pepper Snapple Group, Inc	9,276
120,832		Flowers Foods, Inc	2,351
516,490		General Mills, Inc	19,869
131,849	*	Green Mountain Coffee Roasters, Inc	12,254
203,056		H.J. Heinz Co	10,250
137,637	*	Hansen Natural Corp	12,014
122,591		Hershey Co	7,262
78,703		Hormel Foods Corp	2,127
245,584		Kellogg Co	13,063
177,268		Lorillard, Inc	19,624
97,980		McCormick & Co, Inc	4,523
342,525		Mead Johnson Nutrition Co	23,576
1,696,676		PepsiCo, Inc	105,024
2,620,517		Philip Morris International, Inc	163,468
110,541		Reynolds American, Inc	4,143
524,714		Sara Lee Corp	8,579

		TOTAL FOOD, BEVERAGE & TOBACCO	737,462

HEALTH CARE EQUIPMENT & SERVICES - 4.9%
297,500		Aetna, Inc	10,814
165,592	*	Allscripts Healthcare Solutions, Inc	2,984
31,526	*	Amerigroup Corp	1,230
722,297		AmerisourceBergen Corp	26,920
92,496		Bard (C.R.), Inc	8,097
718,727		Baxter International, Inc	40,349
234,834		Becton Dickinson & Co	17,218
91,495	*	Brookdale Senior Living, Inc	1,147
490,669		Cardinal Health, Inc	20,549
75,539	*	CareFusion Corp	1,809
45,982	*	Catalyst Health Solutions, Inc	2,653

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

694,190	*	Cerner Corp	$47,566
167,349		Cigna Corp	7,019
122,751		Cooper Cos, Inc	9,716
422,571		Covidien plc	18,635
275,031	*	DaVita, Inc	17,236
61,666		Dentsply International, Inc	1,893
535,958	*	Edwards Lifesciences Corp	38,203
1,723	*,e	Emdeon, Inc	32
864,086	*	Express Scripts, Inc	32,032
51,520	*	Gen-Probe, Inc	2,950
85,048	*	HCA Holdings, Inc	1,715
266,830	*	Health Management Associates, Inc (Class A)	1,846
52,446	*	Henry Schein, Inc	3,252
57,244		Hill-Rom Holdings, Inc	1,718
62,116	*	Idexx Laboratories, Inc	4,284
216,532	*	Intuitive Surgical, Inc	78,878
54,197	*	Kinetic Concepts, Inc	3,571
106,957	*	Laboratory Corp of America Holdings	8,455
101,726		Lincare Holdings, Inc	2,289
467,877		McKesson Corp	34,014
429,011	*	Medco Health Solutions, Inc	20,116
991,156		Medtronic, Inc	32,946
44,101		Patterson Cos, Inc	1,263
52,004	*	Pediatrix Medical Group, Inc	3,258
152,864		Quest Diagnostics, Inc	7,545
161,788	*	Resmed, Inc	4,658
60,257	*	Sirona Dental Systems, Inc	2,555
351,194		St. Jude Medical, Inc	12,710
335,811		Stryker Corp	15,827
64,862	*	SXC Health Solutions Corp	3,613
29,156	*	Tenet Healthcare Corp	120
61,627	*	Thoratec Corp	2,012
254,073		UnitedHealth Group, Inc	11,718
97,641		Universal Health Services, Inc (Class B)	3,320
184,496	*	Varian Medical Systems, Inc	9,623
92,900		WellPoint, Inc	6,065

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	586,423

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
464,793		Avon Products, Inc	9,110
88,950		Church & Dwight Co, Inc	3,932
8,378		Clorox Co	556
473,734		Colgate-Palmolive Co	42,010
667,727		Estee Lauder Cos (Class A)	58,653
422,972		Herbalife Ltd	22,671
370,013		Kimberly-Clark Corp	26,275
199,955		Procter & Gamble Co	12,633

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	175,840

INSURANCE - 0.2%
152,019		ACE Ltd	9,212
218,469		Aflac, Inc	7,635

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

29,897		Erie Indemnity Co (Class A)	$2,128
354,062		Metlife, Inc	9,918
9,345		Validus Holdings Ltd	233

		TOTAL INSURANCE	29,126

MATERIALS - 5.0%
226,788		Air Products & Chemicals, Inc	17,320
84,241		Airgas, Inc	5,376
17,407	e	AK Steel Holding Corp	114
240,933		Albemarle Corp	9,734
114,714		Allegheny Technologies, Inc	4,243
93,654	*	Allied Nevada Gold Corp	3,354
230,913		Ashland, Inc	10,192
515,086		Ball Corp	15,979
214,712		Barrick Gold Corp	10,016
47,292		Carpenter Technology Corp	2,123
804,896		Celanese Corp (Series A)	26,183
194,189		CF Industries Holdings, Inc	23,961
325,670		Cleveland-Cliffs, Inc	16,665
34,727		Compass Minerals International, Inc	2,319
167,513	*	Crown Holdings, Inc	5,128
996,671		Du Pont (E.I.) de Nemours & Co	39,837
279,135		Eastman Chemical Co	19,129
248,894		Ecolab, Inc	12,168
77,540		FMC Corp	5,363
1,810,888		Freeport-McMoRan Copper & Gold, Inc (Class B)	55,141
551,519		Huntsman Corp	5,333
85,508		International Flavors & Fragrances, Inc	4,807
589,794		International Paper Co	13,713
56,522	*	Intrepid Potash, Inc	1,406
23,647	e	Kronos Worldwide, Inc	380
136,800		Lanxess AG.	6,562
23,085		LyondellBasell Industries AF S.C.A	564
23,920	e	Martin Marietta Materials, Inc	1,512
60,566	*,e	Molycorp, Inc	1,991
2,197,518		Monsanto Co	131,940
295,172		Mosaic Co	14,455
132,031		Nalco Holding Co	4,618
99,620		Packaging Corp of America	2,321
303,913		PPG Industries, Inc	21,474
326,236		Praxair, Inc	30,497
8,600		Reliance Steel & Aluminum Co	292
74,863		Rock-Tenn Co (Class A)	3,644
259,392	*	Rockwood Holdings, Inc	8,739
58,721	e	Royal Gold, Inc	3,762
5,112		Schnitzer Steel Industries, Inc (Class A)	188
43,364	e	Scotts Miracle-Gro Co (Class A)	1,934
96,996		Sherwin-Williams Co	7,209
131,607		Sigma-Aldrich Corp	8,132
53,496		Silgan Holdings, Inc	1,965
131,999	*	Solutia, Inc	1,696
181,779		Southern Copper Corp (NY)	4,543

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

172,275		Steel Dynamics, Inc	$1,709
30,447		Temple-Inland, Inc	955
48,904		Titanium Metals Corp	733
10,738		Valspar Corp	335
252,281		Walter Energy, Inc	15,139
4,566		Westlake Chemical Corp	157
381,961	*	WR Grace & Co	12,719

		TOTAL MATERIALS	599,769

MEDIA - 3.0%
58,701	*	AMC Networks, Inc	1,875
234,805		Cablevision Systems Corp (Class A)	3,693
768,020		CBS Corp (Class B)	15,652
62,543	*	Charter Communications, Inc	2,930
1,677,322		Comcast Corp (Class A)	35,056
1,524,205	*	DIRECTV	64,399
301,097	*	Discovery Communications, Inc (Class A)	11,327
806,483		DISH Network Corp (Class A)	20,210
1,309,601		Interpublic Group of Cos, Inc	9,429
50,387		John Wiley & Sons, Inc (Class A)	2,238
12,926	*,e	Lamar Advertising Co (Class A)	220
297,521	*	Liberty Global, Inc (Class A)	10,764
424,209		McGraw-Hill Cos, Inc	17,393
26,387		Morningstar, Inc	1,489
303,136		Omnicom Group, Inc	11,168
9,500	*	Pandora Media, Inc	139
20,191	e	Regal Entertainment Group (Class A)	237
101,136		Scripps Networks Interactive (Class A)	3,759
4,163,595	*,e	Sirius XM Radio, Inc	6,287
191,771		Thomson Corp	5,185
493,719		Time Warner Cable, Inc	30,941
1,373,358		Viacom, Inc (Class B)	53,205
342,792		Virgin Media, Inc	8,347
1,448,444		Walt Disney Co	43,685

		TOTAL MEDIA	359,628

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.1%
1,566,504		Abbott Laboratories	80,111
1,428,679	*	Agilent Technologies, Inc	44,647
731,951	*	Alexion Pharmaceuticals, Inc	46,889
1,401,517		Allergan, Inc	115,456
140,549	*	Amylin Pharmaceuticals, Inc	1,297
475,518	*	Biogen Idec, Inc	44,295
119,847	*	BioMarin Pharmaceuticals, Inc	3,820
91,533	*	Bruker BioSciences Corp	1,238
1,699,872	*	Celgene Corp	105,255
55,752	*	Charles River Laboratories International, Inc	1,596
64,707	*	Covance, Inc	2,941
154,061	*,e	Dendreon Corp	1,387
361,399		Eli Lilly & Co	13,361
314,825	*	Endo Pharmaceuticals Holdings, Inc	8,812
1,257,162	*	Gilead Sciences, Inc	48,777

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

152,179	*	Hospira, Inc	$5,631
501,697	*	Human Genome Sciences, Inc	6,367
272,101	*,e	Illumina, Inc	11,134
599,480		Johnson & Johnson	38,193
215,762	*	Life Technologies Corp	8,292
110,867	*	Mettler-Toledo International, Inc	15,517
1,447,454	*	Mylan Laboratories, Inc	24,607
92,093	*	Myriad Genetics, Inc	1,726
323,601		Perrigo Co	31,425
1,517,441		Pfizer, Inc	26,828
107,362		Pharmaceutical Product Development, Inc	2,755
78,338	*	Pharmasset, Inc	6,453
74,910	*,e	Regeneron Pharmaceuticals, Inc	4,360
207,705		Shire plc (ADR)	19,510
39,780		Techne Corp	2,705
101,300	*	Thermo Electron Corp	5,130
55,883	*	United Therapeutics Corp	2,095
459,051	*	Vertex Pharmaceuticals, Inc	20,446
768,026		Warner Chilcott plc	10,983
98,349	*	Waters Corp	7,424
1,340,935	*	Watson Pharmaceuticals, Inc	91,518

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	862,981

REAL ESTATE - 1.1%
87,612		Apartment Investment & Management Co (Class A)	1,938
129,173		Boston Properties, Inc	11,509
54,632		Camden Property Trust	3,019
315,600	*	CBRE Group, Inc	4,248
24,141		Corporate Office Properties Trust	526
102,834	e	Digital Realty Trust, Inc	5,672
13		Duke Realty Corp	0^
78,076		Equity Residential	4,050
19,626		Essex Property Trust, Inc	2,356
49,432		Federal Realty Investment Trust	4,074
35,238		Jones Lang LaSalle, Inc	1,826
50,628		Macerich Co	2,158
105,499	e	Plum Creek Timber Co, Inc	3,662
141,941		Public Storage, Inc	15,805
131,517		Rayonier, Inc	4,839
435,684		Simon Property Group, Inc	47,916
11,482		UDR, Inc	254
166,247		Ventas, Inc	8,213
21,928		Vornado Realty Trust	1,636
168,650		Weyerhaeuser Co	2,623

		TOTAL REAL ESTATE	126,324

RETAILING - 6.5%
62,982		Aaron’s, Inc	1,590
81,583		Abercrombie & Fitch Co (Class A)	5,022
83,648		Advance Auto Parts, Inc	4,860
1,275,228	*	Amazon.com, Inc	275,742
20,760	*,e	Autonation, Inc	681

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

67,822	*	Autozone, Inc	$21,648
1,079,795	*	Bed Bath & Beyond, Inc	61,882
28,146	*	Big Lots, Inc	980
41,162	*	Carmax, Inc	982
1,132,917		Chico’s FAS, Inc	12,949
101,697	*	Dick’s Sporting Goods, Inc	3,403
106,853	*	Dollar General Corp	4,035
316,848	*	Dollar Tree, Inc	23,798
210,190		DSW, Inc (Class A)	9,707
123,020		Expedia, Inc	3,168
237,729		Family Dollar Stores, Inc	12,091
46,432		Genuine Parts Co	2,359
69,985		Guess?, Inc	1,994
1,033,780		Home Depot, Inc	33,980
5,600	*	HomeAway, Inc	188
245,291		Kohl’s Corp	12,044
810,528		Limited Brands, Inc	31,213
150,516	*	LKQ Corp	3,636
851,288		Macy’s, Inc	22,406
56,262	*,e	NetFlix, Inc	6,367
452,301		Nordstrom, Inc	20,661
147,306	*	O’Reilly Automotive, Inc	9,815
757,780		Petsmart, Inc	32,319
85,258	*	Priceline.com, Inc	38,320
376,331		Ross Stores, Inc	29,613
94,850	*	Sally Beauty Holdings, Inc	1,575
571,172		Target Corp	28,011
138,055		Tiffany & Co	8,397
763,812		TJX Companies, Inc	42,369
188,482		Tractor Supply Co	11,790
48,978	*	Ulta Salon Cosmetics & Fragrance, Inc	3,048
130,982	*	Urban Outfitters, Inc	2,924
238,685		Williams-Sonoma, Inc	7,349

		TOTAL RETAILING	792,916

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
664,045	*	Advanced Micro Devices, Inc	3,373
657,708		Altera Corp	20,738
656,014		Analog Devices, Inc	20,500
93,937		Applied Materials, Inc	972
462,481	*	Atmel Corp	3,732
1,172,990		Avago Technologies Ltd	38,438
977,886		Broadcom Corp (Class A)	32,554
8,903	*	Cree, Inc	231
479,115		Cypress Semiconductor Corp	7,172
64,355	*,e	First Solar, Inc	4,068
29,110	*	Freescale Semiconductor Holdings Ltd	321
67,531		Intersil Corp (Class A)	695
461,882		Kla-Tencor Corp	17,681
347,961	*	Lam Research Corp	13,216
246,042		Linear Technology Corp	6,803
1,331,439	*	LSI Logic Corp	6,897

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

887,804		Maxim Integrated Products, Inc	$20,712
147,687	*	MEMC Electronic Materials, Inc	774
205,790	e	Microchip Technology, Inc	6,402
1,325,200	*	Micron Technology, Inc	6,679
353,800	*	Novellus Systems, Inc	9,645
648,543	*	Nvidia Corp	8,107
1,247,724	*	ON Semiconductor Corp	8,946
12,500	*	PMC - Sierra, Inc	75
42,929	*,e	Silicon Laboratories, Inc	1,439
198,640	*	Skyworks Solutions, Inc	3,564
728,400	*,e	Teradyne, Inc	8,020
1,071,998		Texas Instruments, Inc	28,569
80,741	*	Varian Semiconductor Equipment Associates, Inc	4,937
554,474		Xilinx, Inc	15,215

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	300,475

SOFTWARE & SERVICES - 17.7%
1,269,210		Accenture plc	66,862
852,293	*	Adobe Systems, Inc	20,600
530,543	*	Akamai Technologies, Inc	10,547
272,055	*	Alliance Data Systems Corp	25,219
417,752		Amadeus IT Holding S.A.	6,674
356,691	*	Amdocs Ltd	9,673
95,303	*	Ansys, Inc	4,674
104,423	*	Ariba, Inc	2,894
1,033,126	*	Autodesk, Inc	28,700
536,477		Automatic Data Processing, Inc	25,295
61,200	*	Baidu, Inc (ADR)	6,543
189,972	*	BMC Software, Inc	7,325
11,100	*	Booz Allen Hamilton Holding Co	165
123,127		Broadridge Financial Solutions, Inc	2,480
282,255	*	Cadence Design Systems, Inc	2,608
494,675	*	Check Point Software Technologies	26,099
203,138	*	Citrix Systems, Inc	11,077
326,678	*	Cognizant Technology Solutions Corp (Class A)	20,483
173,017	*	Compuware Corp	1,325
5,640		DST Systems, Inc	247
675,141	*	eBay, Inc	19,910
359,401	*	Electronic Arts, Inc	7,350
50,642	*	Equinix, Inc	4,499
50,101		Factset Research Systems, Inc	4,457
124,341	*	Fiserv, Inc	6,313
16,105	*	FleetCor Technologies, Inc	423
129,524	*	Fortinet, Inc	2,176
316,854	*	Gartner, Inc	11,049
105,693	*	Genpact Ltd	1,521
85,960		Global Payments, Inc	3,472
734,930	*	Google, Inc (Class A)	378,033
241,800	*	IAC/InterActiveCorp	9,563
113,195	*	Informatica Corp	4,635
1,689,956		International Business Machines Corp	295,793
2,697,598	*	Intuit, Inc	127,974

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

93,314		Lender Processing Services, Inc	$1,277
9,752	*,e	LinkedIn Corp	761
236,539		Mastercard, Inc (Class A)	75,021
104,180	e	Mercadolibre, Inc	5,600
85,624	*	Micros Systems, Inc	3,760
10,956,578		Microsoft Corp	272,710
78,954	*	NeuStar, Inc (Class A)	1,985
1,298,384	*	Nuance Communications, Inc	26,435
8,047,344		Oracle Corp	231,282
319,144		Paychex, Inc	8,416
111,275	*	Rackspace Hosting, Inc	3,799
1,762,924	*	Red Hat, Inc	74,501
120,206	*	Rovi Corp	5,166
100,529	*	SAIC, Inc	1,187
383,293	*	Salesforce.com, Inc	43,803
72,734		Solera Holdings, Inc	3,673
1,652,118	*	Symantec Corp	26,930
9,848	*	Synopsys, Inc	240
182,462	*	Teradata Corp	9,767
179,421	*	TIBCO Software, Inc	4,017
256,699	*	VeriFone Systems, Inc	8,990
180,872		VeriSign, Inc	5,175
1,186,966		Visa, Inc (Class A)	101,747
47,001	*,e	VistaPrint Ltd	1,270
462,322	*	VMware, Inc (Class A)	37,161
63,475	*	WebMD Health Corp (Class A)	1,914
680,372		Western Union Co	10,403

		TOTAL SOFTWARE & SERVICES	2,123,648

TECHNOLOGY HARDWARE & EQUIPMENT - 10.0%
57,807	*	Acme Packet, Inc	2,462
190,333		Amphenol Corp (Class A)	7,759
1,878,400	*	Apple, Inc	716,008
190,204	*	Arrow Electronics, Inc	5,284
99,536	*,e	Ciena Corp	1,115
2,943,579	*	Dell, Inc	41,652
57,169	*	Dolby Laboratories, Inc (Class A)	1,569
3,830,941	*	EMC Corp	80,410
87,652	*	F5 Networks, Inc	6,228
172,486		Flir Systems, Inc	4,321
9,300	*	Fusion-io, Inc	177
38,216		Harris Corp	1,306
29,795	*	IPG Photonics Corp	1,294
171,979		Jabil Circuit, Inc	3,060
244,847	*	JDS Uniphase Corp	2,441
1,306,084	*	Juniper Networks, Inc	22,543
93,054		National Instruments Corp	2,127
650,545	*	NCR Corp	10,988
1,488,763	*	NetApp, Inc	50,529
190,784	*	Polycom, Inc	3,505
99,891	*	QLogic Corp	1,267
4,253,025		Qualcomm, Inc	206,824

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

165,845	*,e	Riverbed Technology, Inc	$3,310
504,605	*	SanDisk Corp	20,361
591,800		Seagate Technology, Inc	6,084
129,414	*	Trimble Navigation Ltd	4,342
178,488	*	Zebra Technologies Corp (Class A)	5,522

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,212,488

TELECOMMUNICATION SERVICES - 1.4%
1,171,962	*	American Tower Corp (Class A)	63,052
121,210	*,e	Clearwire Corp (Class A)	282
310,428	*	Crown Castle International Corp	12,625
1,011,793	*	MetroPCS Communications, Inc	8,813
161,023	*	NII Holdings, Inc (Class B)	4,340
124,826	*	SBA Communications Corp (Class A)	4,304
138,331	*	tw telecom inc (Class A)	2,285
1,772,586		Verizon Communications, Inc	65,231
299,645	e	Windstream Corp	3,494

		TOTAL TELECOMMUNICATION SERVICES	164,426

TRANSPORTATION - 1.6%
139,464	*,e	AMR Corp	413
176,961		CH Robinson Worldwide, Inc	12,117
4,550		Con-Way, Inc	101
27,349		Copa Holdings S.A. (Class A)	1,676
1,695,932		CSX Corp	31,663
549,543	*	Delta Air Lines, Inc	4,122
227,186		Expeditors International Washington, Inc	9,212
19,488		FedEx Corp	1,319
264,360	*	Hertz Global Holdings, Inc	2,353
95,257		J.B. Hunt Transport Services, Inc	3,441
683,939	*	Kansas City Southern Industries, Inc	34,169
41,082	*	Kirby Corp	2,163
51,382		Landstar System, Inc	2,033
97,746		Ryder System, Inc	3,666
146,131		Southwest Airlines Co	1,175
307,086	*	UAL Corp	5,950
86,390		Union Pacific Corp	7,055
1,227,330		United Parcel Service, Inc (Class B)	77,506
90,829		UTI Worldwide, Inc	1,184

		TOTAL TRANSPORTATION	201,318

UTILITIES - 0.0%
15,301		Aqua America, Inc	330
55,152		ITC Holdings Corp	4,270
13,095		National Fuel Gas Co	638
8,709		Oneok, Inc	575

		TOTAL UTILITIES	5,813

		TOTAL COMMON STOCKS	11,973,376

		(Cost $11,432,795)

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 1.6%
TREASURY DEBT - 0.3%
$2,450,000		United States Treasury Bill	0.050%	10/20/11	$2,450
17,600,000		United States Treasury Bill	0.041	03/01/12	17,597
20,000,000		United States Treasury Bill	0.032	05/31/12	19,990

		TOTAL TREASURY DEBT			40,037

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.3%
155,586,375	x	TIAA - CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			155,586

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			155,586

		TOTAL SHORT-TERM INVESTMENTS			195,623

		(Cost $195,628)
		TOTAL INVESTMENTS - 100.9%			12,168,999
		(Cost $11,628,423)
		OTHER ASSETS & LIABILITIES, NET - (0.9)%			(108,915)

		NET ASSETS - 100.0%			$12,060,084

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing.
^	Amount represents less than $1,000.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.
e	All or a portion of these securities are out on loan.
x	Investments made with cash collateral received from securities on loan.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)
September 30, 2011

COUNTRY	VALUE (000)	% OF TOTAL PORTFOLIO

DOMESTIC

UNITED STATES	$11,860,664	97.5%

TOTAL DOMESTIC	11,860,664	97.5

FOREIGN

ARGENTINA	5,600	0.0
BERMUDA	1,754	0.0
BRAZIL	9,166	0.1
CANADA	82,558	0.7
CHINA	10,671	0.1
GERMANY	6,562	0.1
HONG KONG	2,382	0.0
IRELAND	66,862	0.5
ISRAEL	26,099	0.2
KOREA, REPUBLIC OF	8,469	0.1
MACAU	11,322	0.1
MEXICO	4,543	0.0
NETHERLANDS	39,123	0.3
PANAMA	1,676	0.0
SPAIN	6,674	0.1
UNITED KINGDOM	24,874	0.2

TOTAL FOREIGN	308,335	2.5

TOTAL PORTFOLIO	$12,168,999	100.0%

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND
EQUITY INDEX ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2011

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 0.9%
51,119	*	American Axle & Manufacturing Holdings, Inc	$390
15,097	*,e	Amerigon, Inc (Class A)	192
65,947		Autoliv, Inc	3,198
82,199	*	BorgWarner, Inc	4,976
45,804		Cooper Tire & Rubber Co	499
110,265	*	Dana Holding Corp	1,158
7,682	*	Dorman Products, Inc	254
16,941		Drew Industries, Inc	338
58,919	*	Exide Technologies	236
13,635	*	Federal Mogul Corp (Class A)	201
2,816,300	*	Ford Motor Co	27,234
14,261	*	Fuel Systems Solutions, Inc	274
574,351	*	General Motors Co	11,590
109,188		Gentex Corp	2,626
180,426	*	Goodyear Tire & Rubber Co	1,820
179,291		Harley-Davidson, Inc	6,155
510,688		Johnson Controls, Inc	13,467
79,404		Lear Corp	3,406
36,302	*	Modine Manufacturing Co	329
9,067	*	Motorcar Parts of America, Inc	75
30,024	e	Spartan Motors, Inc	124
11,969		Standard Motor Products, Inc	155
20,247	*	Stoneridge, Inc	106
17,815		Superior Industries International, Inc	275
46,120	*	Tenneco, Inc	1,181
39,362	*,e	Tesla Motors, Inc	960
33,978	e	Thor Industries, Inc	753
5,700	*	Tower International, Inc	59
77,381	*	TRW Automotive Holdings Corp	2,533
38,775	*	Visteon Corp	1,667
24,826	*,e	Winnebago Industries, Inc	172

		TOTAL AUTOMOBILES & COMPONENTS	86,403

BANKS - 2.9%
11,459		1st Source Corp	239
17,104	*	1st United Bancorp, Inc	84
17,560		Abington Bancorp, Inc	126
3,251		Alliance Financial Corp	91
18,171	*	Ameris Bancorp	158
4,648	e	Ames National Corp	73
8,700	*	Apollo Residential Mortgage	143
6,924	e	Arrow Financial Corp	154

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

130,985		Associated Banc-Corp	$1,218
66,701		Astoria Financial Corp	513
5,016	e	Bancfirst Corp	166
21,466		Banco Latinoamericano de Exportaciones S.A. (Class E)	327
2,914		Bancorp Rhode Island, Inc	124
64,583	e	Bancorpsouth, Inc	567
41,404		Bank Mutual Corp	108
36,026		Bank of Hawaii Corp	1,311
4,416	e	Bank of Kentucky Financial Corp	89
3,864		Bank of Marin Bancorp	128
22,826	e	Bank of the Ozarks, Inc	478
17,629		BankFinancial Corp	117
25,535	e	BankUnited	530
12,480		Banner Corp	160
528,398		BB&T Corp	11,270
23,421	*	Beneficial Mutual Bancorp, Inc	174
10,481		Berkshire Hills Bancorp, Inc	194
5,599	*,e	BofI Holding, Inc	75
21,305	e	BOK Financial Corp	999
59,217	e	Boston Private Financial Holdings, Inc	348
4,741	e	Bridge Bancorp, Inc	87
7,190	*	Bridge Capital Holdings	72
48,082		Brookline Bancorp, Inc	371
8,337		Bryn Mawr Bank Corp	138
5,527		Camden National Corp	151
8,819	*	Cape Bancorp, Inc	62
9,158	e	Capital City Bank Group, Inc	95
246,176		CapitalSource, Inc	1,512
128,335		Capitol Federal Financial	1,355
18,053		Cardinal Financial Corp	156
61,647		Cathay General Bancorp	702
9,768	e	Center Bancorp, Inc	94
27,645	*	Center Financial	130
16,756		Centerstate Banks of Florida, Inc	88
11,577	*,e	Central Pacific Financial Corp	119
2,883		Century Bancorp, Inc	67
18,856		Chemical Financial Corp	289
150,892	*	CIT Group, Inc	4,583
6,398		Citizens & Northern Corp	95
12,921	e	City Holding Co	349
31,313		City National Corp	1,182
10,007	e	Clifton Savings Bancorp, Inc	92
6,672	e	CNB Financial Corp	86
21,290	e	CoBiz, Inc	95
31,348		Columbia Banking System, Inc	449
152,119		Comerica, Inc	3,494
56,271		Commerce Bancshares, Inc	1,955
28,981	e	Community Bank System, Inc	658
11,562	e	Community Trust Bancorp, Inc	269
40,227		Cullen/Frost Bankers, Inc	1,845
67,239	e	CVB Financial Corp	517
19,824		Dime Community Bancshares	201

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

96,753	*,e	Doral Financial Corp	$105
12,747	*,e	Eagle Bancorp, Inc	150
116,790		East West Bancorp, Inc	1,741
6,100	*,e	Encore Bancshares, Inc	65
4,559	e	Enterprise Bancorp, Inc	56
11,656		Enterprise Financial Services Corp	158
8,385	e	ESB Financial Corp	92
12,436		ESSA Bancorp, Inc	131
7,387	e	Federal Agricultural Mortgage Corp (Class C)	141
697,023		Fifth Third Bancorp	7,040
7,979		Financial Institutions, Inc	114
9,860		First Bancorp (NC)	99
6,485	e	First Bancorp, Inc	82
58,052		First Busey Corp	253
4,158		First Citizens Bancshares, Inc (Class A)	597
84,375	e	First Commonwealth Financial Corp	312
12,139		First Community Bancshares, Inc	124
6,200	*	First Connecticut Bancorp	70
7,726	*	First Defiance Financial Corp	104
44,691		First Financial Bancorp	617
23,120	e	First Financial Bankshares, Inc	605
8,954		First Financial Corp	246
12,966		First Financial Holdings, Inc	52
202,896		First Horizon National Corp	1,209
9,546		First Interstate Bancsystem, Inc	102
19,481		First Merchants Corp	137
57,533	e	First Midwest Bancorp, Inc	421
232,398		First Niagara Financial Group, Inc	2,126
4,191		First of Long Island Corp	95
6,248		First Pactrust Bancorp, Inc	71
56,357	*	First Republic Bank	1,305
82,846		FirstMerit Corp	941
150,505	*	Flagstar Bancorp, Inc	74
19,779		Flushing Financial Corp	214
96,816	e	FNB Corp	830
11,394		Fox Chase Bancorp, Inc	144
10,443	*	Franklin Financial Corp	115
152,821		Fulton Financial Corp	1,169
8,476	e	German American Bancorp, Inc	137
56,600		Glacier Bancorp, Inc	530
7,809		Great Southern Bancorp, Inc	131
7,762	*,e	Hampton Roads Bankshares, Inc	36
58,181		Hancock Holding Co	1,558
112,891	*,e	Hanmi Financial Corp	94
10,342		Heartland Financial USA, Inc	147
15,254	*,e	Heritage Commerce Corp	59
11,990		Heritage Financial Corp	132
14,896		Home Bancshares, Inc	316
12,641		Home Federal Bancorp, Inc	99
329,334		Hudson City Bancorp, Inc	1,864
10,014		Hudson Valley Holding Corp	175
664,830		Huntington Bancshares, Inc	3,191

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

22,391		IBERIABANK Corp	$1,054
17,904	e	Independent Bank Corp	389
40,567		International Bancshares Corp	533
37,852	*	Investors Bancorp, Inc	478
14,732		Kearny Financial Corp	130
728,383		Keycorp	4,319
14,481		Lakeland Bancorp, Inc	113
12,420		Lakeland Financial Corp	257
94,845		M&T Bank Corp	6,630
11,504		MainSource Financial Group, Inc	100
41,491		MB Financial, Inc	611
3,784	e	Merchants Bancshares, Inc	101
7,250	*	Meridian Interstate Bancorp, Inc	79
118,224	*	MGIC Investment Corp	221
3,556	e	Midsouth Bancorp, Inc	38
25,640	*	Nara Bancorp, Inc	156
5,351	e	National Bankshares, Inc	129
101,297		National Penn Bancshares, Inc	710
27,027		NBT Bancorp, Inc	503
331,783	e	New York Community Bancorp, Inc	3,948
14,313	e	Northfield Bancorp, Inc	190
81,183		Northwest Bancshares, Inc	967
10,808		OceanFirst Financial Corp	126
57,265	*	Ocwen Financial Corp	756
76,288		Old National Bancorp	711
9,164	*	OmniAmerican Bancorp, Inc	125
33,903		Oriental Financial Group, Inc	328
45,254		Oritani Financial Corp	582
3,841	e	Orrstown Financial Services, Inc	49
2,800	*	Pacific Capital Bancorp	71
14,467		Pacific Continental Corp	103
22,250	e	PacWest Bancorp	310
11,191	e	Park National Corp	592
22,441	*,e	Park Sterling Bank	77
2,964	e	Penns Woods Bancorp, Inc	97
10,509	*	Pennsylvania Commerce Bancorp, Inc	91
6,808		Peoples Bancorp, Inc	75
278,935		People’s United Financial, Inc	3,180
25,469	*,e	Pinnacle Financial Partners, Inc	279
112,879	*,e	PMI Group, Inc	23
400,312		PNC Financial Services Group, Inc	19,290
772,337	*	Popular, Inc	1,159
45,847		PrivateBancorp, Inc	345
35,938	e	Prosperity Bancshares, Inc	1,174
45,191		Provident Financial Services, Inc	486
30,181		Provident New York Bancorp	176
100,581	e	Radian Group, Inc	220
949,890		Regions Financial Corp	3,163
19,501	e	Renasant Corp	248
6,104		Republic Bancorp, Inc (Class A)	108
22,920		Rockville Financial, Inc	217
7,271		Roma Financial Corp	59

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

20,998	e	S&T Bancorp, Inc	$339
8,198	e	S.Y. Bancorp, Inc	153
18,232		Sandy Spring Bancorp, Inc	267
9,604		SCBT Financial Corp	237
55,743	*	Seacoast Banking Corp of Florida	82
8,919		Sierra Bancorp	82
34,819	*	Signature Bank	1,662
13,207		Simmons First National Corp (Class A)	287
11,606	e	Southside Bancshares, Inc	209
14,769	*,e	Southwest Bancorp, Inc	62
10,282	e	State Bancorp, Inc	109
24,453	*	State Bank & Trust Co	309
16,183		StellarOne Corp	161
27,752		Sterling Bancorp	201
20,641	*,e	Sterling Financial Corp	256
7,140		Suffolk Bancorp	59
29,193	*,e	Sun Bancorp, Inc	77
410,984		SunTrust Banks, Inc	7,377
102,135	e	Susquehanna Bancshares, Inc	559
32,913	*	SVB Financial Group	1,218
597,443	e	Synovus Financial Corp	639
7,584	*,e	Taylor Capital Group, Inc	49
122,960		TCF Financial Corp	1,126
9,400		Territorial Bancorp, Inc	180
31,378	*	Texas Capital Bancshares, Inc	717
52,101	*	TFS Financial Corp	424
16,995	*	The Bancorp, Inc	122
7,054	e	Tompkins Trustco, Inc	252
8,003		Tower Bancorp, Inc	168
17,850	e	TowneBank	203
9,919	e	Trico Bancshares	122
62,026		Trustco Bank Corp NY	277
49,168	e	Trustmark Corp	892
24,801		UMB Financial Corp	796
91,424		Umpqua Holdings Corp	804
14,087		Union Bankshares Corp	151
33,421	e	United Bankshares, Inc	671
15,882	*,e	United Community Banks, Inc	135
15,445		United Financial Bancorp, Inc	211
12,704		Univest Corp of Pennsylvania	169
1,454,613		US Bancorp	34,241
130,458	e	Valley National Bancorp	1,382
26,270		ViewPoint Financial Group	301
14,744	*	Virginia Commerce Bancorp	87
7,900	*	Walker & Dunlop, Inc	92
12,184		Washington Banking Co	119
86,794		Washington Federal, Inc	1,106
10,818		Washington Trust Bancorp, Inc	214
52,669		Webster Financial Corp	806
3,717,379		Wells Fargo & Co	89,662
19,012		WesBanco, Inc	329
11,970		West Bancorporation, Inc	102

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

14,484	*,e	West Coast Bancorp	$203
21,501	e	Westamerica Bancorporation	824
49,360	*	Western Alliance Bancorp	270
23,121		Westfield Financial, Inc	152
44,266	*	Wilshire Bancorp, Inc	121
26,249	e	Wintrust Financial Corp	677
4,467		WSFS Financial Corp	141
139,772		Zions Bancorporation	1,967

		TOTAL BANKS	282,184

CAPITAL GOODS - 7.9%
32,404	*,e	3D Systems Corp	453
536,137		3M Co	38,489
29,148		A.O. Smith Corp	934
54,877	*,e	A123 Systems, Inc	189
13,279	e	Aaon, Inc	209
29,552		AAR Corp	493
30,986	*	Accuride Corp	159
17,815		Aceto Corp	94
62,960	*,e	Active Power, Inc	81
52,376		Actuant Corp (Class A)	1,034
31,651		Acuity Brands, Inc	1,141
90,136	*	Aecom Technology Corp	1,593
14,335	*,e	Aerovironment, Inc	404
71,219	*	AGCO Corp	2,462
26,678	*,e	Air Lease Corp	512
43,373		Aircastle Ltd	413
4,490		Alamo Group, Inc	93
23,047		Albany International Corp (Class A)	421
23,985		Alliant Techsystems, Inc	1,307
18,705	*	Altra Holdings, Inc	216
13,776	*,e	Ameresco, Inc	140
7,032	*	American Railcar Industries, Inc	108
7,536		American Science & Engineering, Inc	460
35,994	*,e	American Superconductor Corp	141
8,518		American Woodmark Corp	103
7,062		Ameron International Corp	600
123,000		Ametek, Inc	4,055
8,632		Ampco-Pittsburgh Corp	177
25,458		Apogee Enterprises, Inc	219
32,556		Applied Industrial Technologies, Inc	884
5,631	*	Argan, Inc	57
16,319		Armstrong World Industries, Inc	562
73,192	*	ArvinMeritor, Inc	517
15,638	*	Astec Industries, Inc	458
7,763	*	Astronics Corp	219
10,559		AZZ, Inc	409
90,144	*	Babcock & Wilcox Co	1,762
13,564	e	Badger Meter, Inc	392
37,827		Barnes Group, Inc	728
74,030	*	BE Aerospace, Inc	2,451
35,044	*	Beacon Roofing Supply, Inc	560

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

36,981		Belden CDT, Inc	$954
8,617	*	Berliner Communications, Inc	43
35,059	*	Blount International, Inc	468
558,436		Boeing Co	33,791
37,869		Brady Corp (Class A)	1,001
39,839		Briggs & Stratton Corp	538
71,104	*,e	Broadwind Energy, Inc	23
22,099	*,e	Builders FirstSource, Inc	28
9,868	*	CAI International, Inc	116
177,093	*,e	Capstone Turbine Corp	177
46,691		Carlisle Cos, Inc	1,489
4,845		Cascade Corp	162
486,312		Caterpillar, Inc	35,908
19,382	*	Ceradyne, Inc	521
21,260	*	Chart Industries, Inc	897
76,040		Chicago Bridge & Iron Co NV	2,177
12,832		CIRCOR International, Inc	377
38,968		Clarcor, Inc	1,612
19,959	*	CNH Global NV	524
6,482	*,e	Coleman Cable, Inc	55
18,683	*,e	Colfax Corp	379
12,813	*	Columbus McKinnon Corp	140
33,040		Comfort Systems USA, Inc	275
18,507	*	Commercial Vehicle Group, Inc	122
124,177		Cooper Industries plc	5,727
38,179		Crane Co	1,363
12,848		Cubic Corp	502
148,143		Cummins, Inc	12,097
35,284		Curtiss-Wright Corp	1,017
413,059		Danaher Corp	17,324
316,133		Deere & Co	20,412
26,753	*	DigitalGlobe, Inc	520
58,497		Donaldson Co, Inc	3,206
14,128		Douglas Dynamics, Inc	181
140,993		Dover Corp	6,570
7,637		Ducommun, Inc	114
5,160	*	DXP Enterprises, Inc	97
22,876	*	Dycom Industries, Inc	350
12,440		Dynamic Materials Corp	196
257,797		Eaton Corp	9,152
50,074	*	EMCOR Group, Inc	1,018
567,589		Emerson Electric Co	23,447
15,305	e	Encore Wire Corp	315
62,216	*,e	Ener1, Inc	9
25,675	*,e	Energy Recovery, Inc	77
37,162	*	EnerSys	744
15,889	*	EnPro Industries, Inc	472
20,938		ESCO Technologies, Inc	534
13,418	*,e	Essex Rental Corp	33
22,100	*	Esterline Technologies Corp	1,146
222,424	e	Fastenal Co	7,401
50,117		Federal Signal Corp	222

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

26,655	*	Flow International Corp	$59
42,235		Flowserve Corp	3,125
131,109		Fluor Corp	6,104
56,935	*	Force Protection, Inc	219
19,315		Franklin Electric Co, Inc	701
12,439	*	Freightcar America, Inc	179
89,877	*,e	FuelCell Energy, Inc	75
25,764	*	Furmanite Corp	139
39,732		Gardner Denver, Inc	2,525
35,871		GATX Corp	1,112
42,477	*,e	GenCorp, Inc	191
18,874	*	Generac Holdings, Inc	355
40,126	*	General Cable Corp	937
250,762		General Dynamics Corp	14,266
8,016,754		General Electric Co	122,175
16,043	*	GeoEye, Inc	455
20,138	*	Gibraltar Industries, Inc	164
12,250	*,e	Global Power Equipment Group, Inc	285
94,487		Goodrich Corp	11,403
12,953		Gorman-Rupp Co	320
46,150		Graco, Inc	1,576
93,433	*	GrafTech International Ltd	1,187
12,308		Graham Corp	205
26,732		Granite Construction, Inc	502
44,924		Great Lakes Dredge & Dock Corp	183
10,367	*	Greenbrier Cos, Inc	121
37,869	*	Griffon Corp	310
21,180	*	H&E Equipment Services, Inc	175
61,544		Harsco Corp	1,193
31,872	e	Heico Corp	1,569
74,803	*	Hexcel Corp	1,658
593,599		Honeywell International, Inc	26,065
12,024	e	Houston Wire & Cable Co	138
45,393		Hubbell, Inc (Class B)	2,249
35,859	*	Huntington Ingalls	872
4,796	*	Hurco Cos, Inc	97
62,789		IDEX Corp	1,957
39,772	*	II-VI, Inc	696
336,453		Illinois Tool Works, Inc	13,996
248,148		Ingersoll-Rand plc	6,970
28,439	*	Insituform Technologies, Inc (Class A)	329
10,094		Insteel Industries, Inc	102
27,412	*	Interline Brands, Inc	353
139,194		ITT Industries, Inc	5,846
96,369	*	Jacobs Engineering Group, Inc	3,112
20,027		John Bean Technologies Corp	286
79,748		Joy Global, Inc	4,975
9,545	*	Kadant, Inc	170
21,747		Kaman Corp	606
25,042		Kaydon Corp	718
115,976		KBR, Inc	2,741
62,712		Kennametal, Inc	2,053

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

14,447	*,e	KEYW Holding Corp	$103
24,942	*,e	Kratos Defense & Security Solutions, Inc	168
79,754		L-3 Communications Holdings, Inc	4,942
3,000		Lawson Products, Inc	41
13,874	*	Layne Christensen Co	320
7,262		LB Foster Co (Class A)	161
37,224		Lennox International, Inc	960
65,044		Lincoln Electric Holdings, Inc	1,887
10,010	e	Lindsay Manufacturing Co	539
6,398	*	LMI Aerospace, Inc	109
215,979		Lockheed Martin Corp	15,689
12,960		LSI Industries, Inc	81
12,907	*	Lydall, Inc	115
87,671	e	Manitowoc Co, Inc	588
276,648		Masco Corp	1,969
43,578	*	Mastec, Inc	767
10,825		Met-Pro Corp	93
7,039	*	Michael Baker Corp	135
14,602	*	Middleby Corp	1,029
7,280		Miller Industries, Inc	126
32,829	*	Moog, Inc (Class A)	1,071
33,838		MSC Industrial Direct Co (Class A)	1,910
28,928		Mueller Industries, Inc	1,116
118,277	e	Mueller Water Products, Inc (Class A)	293
13,261	*	MYR Group, Inc	234
4,424		Nacco Industries, Inc (Class A)	280
3,938	e	National Presto Industries, Inc	342
54,812	*	Navistar International Corp	1,761
19,754	*	NCI Building Systems, Inc	149
12,459	*	NN, Inc	63
46,455		Nordson Corp	1,846
209,761		Northrop Grumman Corp	10,941
8,845	*	Northwest Pipe Co	179
44,747	*	Orbital Sciences Corp	573
19,593	*	Orion Marine Group, Inc	113
69,175	*	Oshkosh Truck Corp	1,089
86,991	*	Owens Corning, Inc	1,885
276,402		Paccar, Inc	9,348
88,975		Pall Corp	3,773
122,137		Parker Hannifin Corp	7,711
76,198		Pentair, Inc	2,439
20,289		Perini Corp	233
12,323	*	Pike Electric Corp	83
13,529	*,e	PMFG, Inc	213
29,527	*	Polypore International, Inc	1,669
5,761	*	Powell Industries, Inc	178
12,071	*,e	PowerSecure International, Inc	57
108,427		Precision Castparts Corp	16,856
1,801	e	Preformed Line Products Co	82
19,995		Primoris Services Corp	209
28,579		Quanex Building Products Corp	313
162,009	*	Quanta Services, Inc	3,044

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

13,791		Raven Industries, Inc	$665
267,449		Raytheon Co	10,931
16,219	*	RBC Bearings, Inc	551
29,618		Regal-Beloit Corp	1,344
29,287		Robbins & Myers, Inc	1,017
109,940		Rockwell Automation, Inc	6,157
116,117		Rockwell Collins, Inc	6,126
71,848		Roper Industries, Inc	4,951
50,633	*	RSC Holdings, Inc	361
24,579	*	Rush Enterprises, Inc (Class A)	348
40,673	*,e	SatCon Technology Corp	39
8,467	*	Sauer-Danfoss, Inc	245
240		Seaboard Corp	432
8,300	e	SeaCube Container Leasing Ltd	101
55,138	*	Shaw Group, Inc	1,199
31,950		Simpson Manufacturing Co, Inc	797
44,614		Snap-On, Inc	1,981
83,416	*	Spirit Aerosystems Holdings, Inc (Class A)	1,330
37,552		SPX Corp	1,701
11,927		Standex International Corp	371
124,240		Stanley Works	6,100
12,518	*	Sterling Construction Co, Inc	140
15,189		Sun Hydraulics Corp	310
15,435	e	TAL International Group, Inc	385
44,785	*,e	Taser International, Inc	193
10,545	*	Tecumseh Products Co (Class A)	77
28,168	*	Teledyne Technologies, Inc	1,376
14,645		Tennant Co	518
83,491	*	Terex Corp	857
7,088		Textainer Group Holdings Ltd	144
208,523		Textron, Inc	3,678
7,771	*	Thermon Group Holdings	107
40,166	*	Thomas & Betts Corp	1,603
66,676		Timken Co	2,188
32,571	e	Titan International, Inc	489
11,613	*	Titan Machinery, Inc	208
22,572		Toro Co	1,112
37,710	*	TransDigm Group, Inc	3,080
19,671		Tredegar Corp	292
13,203	*,e	Trex Co, Inc	212
19,750	*	Trimas Corp	293
61,064		Trinity Industries, Inc	1,307
28,842		Triumph Group, Inc	1,406
6,504		Twin Disc, Inc	173
354,409		Tyco International Ltd	14,442
45,976	*,e	United Rentals, Inc	774
690,777		United Technologies Corp	48,602
14,766		Universal Forest Products, Inc	355
60,216	*	URS Corp	1,786
51,472	*,e	USG Corp	346
47,033	*,e	Valence Technology, Inc	49
16,747		Valmont Industries, Inc	1,305

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

12,845		Vicor Corp	$112
42,855		W.W. Grainger, Inc	6,409
39,545	*	Wabash National Corp	189
51,712	*	WABCO Holdings, Inc	1,958
22,186	e	Watsco, Inc	1,134
23,144	e	Watts Water Technologies, Inc (Class A)	617
32,103	*	WESCO International, Inc	1,077
35,290		Westinghouse Air Brake Technologies Corp	1,866
46,990		Woodward Governor Co	1,288
5,984	*,e	Xerium Technologies, Inc	63

		TOTAL CAPITAL GOODS	758,663

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
37,566		ABM Industries, Inc	716
32,312	*	Acacia Research (Acacia Technologies)	1,163
46,006	*	ACCO Brands Corp	219
16,355	e	Administaff, Inc	364
11,265	*	Advisory Board Co	727
14,202		American Ecology Corp	220
26,021	*	American Reprographics Co	87
20,202	*	APAC Customer Services, Inc	172
7,698	*	AT Cross Co	87
81,325		Avery Dennison Corp	2,040
6,166		Barrett Business Services, Inc	86
35,828		Brink’s Co	835
19,056	*	Casella Waste Systems, Inc (Class A)	100
41,673	*,e	CBIZ, Inc	275
7,981		CDI Corp	85
38,005	*,e	Cenveo, Inc	114
87,464		Cintas Corp	2,461
35,102	*	Clean Harbors, Inc	1,801
8,210	*	Consolidated Graphics, Inc	300
61,340	*,e	Coolbrands International, Inc	248
44,329	*	Copart, Inc	1,734
27,057		Corporate Executive Board Co	806
82,362	*	Corrections Corp of America	1,869
19,267	*,e	CoStar Group, Inc	1,001
6,267		Courier Corp	41
92,927		Covanta Holding Corp	1,412
8,400	*	CRA International, Inc	168
37,676		Deluxe Corp	701
23,101	*	Dolan Media Co	208
37,542		Dun & Bradstreet Corp	2,300
67,718	*	EnergySolutions, Inc	239
20,747	*,e	EnerNOC, Inc	187
17,307		Ennis, Inc	226
94,166		Equifax, Inc	2,895
11,236	*	Exponent, Inc	464
9,375	*	Franklin Covey Co	71
32,036	*,e	FTI Consulting, Inc	1,179
12,288	*	Fuel Tech, Inc	72
15,088		G & K Services, Inc (Class A)	385

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

49,785	*	Geo Group, Inc	$924
12,104	*	GP Strategies Corp	121
49,713		Healthcare Services Group	802
14,300		Heidrick & Struggles International, Inc	235
3,302	*	Heritage-Crystal Clean, Inc	60
43,782		Herman Miller, Inc	782
23,633	*,e	Higher One Holdings, Inc	385
17,074	*	Hill International, Inc	80
33,809	e	HNI Corp	647
24,166	*	Hudson Highland Group, Inc	83
16,505	*	Huron Consulting Group, Inc	514
13,014	*	ICF International, Inc	245
114,792	*,e	ICO Global Communications Holdings Ltd	258
37,578	*	IHS, Inc (Class A)	2,811
22,974	*,e	Innerworkings, Inc	180
38,561		Interface, Inc (Class A)	457
6,998		Intersections, Inc	90
137,601	e	Iron Mountain, Inc	4,351
21,500	*	KAR Auction Services, Inc	260
20,372		Kelly Services, Inc (Class A)	232
21,985	*	Kforce, Inc	216
18,600		Kimball International, Inc (Class B)	90
35,963		Knoll, Inc	493
34,304	*	Korn/Ferry International	418
8,335	*	M&F Worldwide Corp	205
63,464		Manpower, Inc	2,134
17,708		McGrath RentCorp	421
39,317	*	Metalico, Inc	153
21,996		Mine Safety Appliances Co	593
13,300	*	Mistras Group, Inc	234
28,189	*	Mobile Mini, Inc	463
8,734		Multi-Color Corp	197
40,393	*	Navigant Consulting, Inc	374
58,900	*	Nielsen Holdings NV	1,536
50,328	*,e	Odyssey Marine Exploration, Inc	124
25,372	*	On Assignment, Inc	179
139,284	e	Pitney Bowes, Inc	2,619
19,286	e	Quad	348
158,991		R.R. Donnelley & Sons Co	2,245
240,647		Republic Services, Inc	6,754
32,857		Resources Connection, Inc	321
112,120		Robert Half International, Inc	2,379
50,683		Rollins, Inc	948
7,412	*	RPX Corp	154
10,767		Schawk, Inc (Class A)	106
14,249	*	School Specialty, Inc	102
12,140	*	Standard Parking Corp	190
54,705	e	Steelcase, Inc (Class A)	345
64,756	*	Stericycle, Inc	5,228
31,978	*	SYKES Enterprises, Inc	478
13,336	*	Team, Inc	280
47,935	*	Tetra Tech, Inc	898

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

9,816	*	TMS International Corp	$71
43,886		Towers Watson & Co	2,624
13,579	*	TRC Cos, Inc	41
37,265	*	TrueBlue, Inc	422
11,503		Unifirst Corp	521
36,394		United Stationers, Inc	992
87,867	*	Verisk Analytics, Inc	3,055
15,178		Viad Corp	258
2,793		VSE Corp	72
83,921	e	Waste Connections, Inc	2,838
360,208	e	Waste Management, Inc	11,729
12,744	*	WCA Waste Corp	54

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	95,477

CONSUMER DURABLES & APPAREL - 1.4%
30,538	e	American Greetings Corp (Class A)	565
9,523	*	Arctic Cat, Inc	138
45,763	*	Ascena Retail Group, Inc	1,239
58,119	*,e	Beazer Homes USA, Inc	88
4,923		Blyth, Inc	273
60,835	e	Brunswick Corp	854
51,179	e	Callaway Golf Co	265
37,626	*	Carter’s, Inc	1,149
4,557	*	Cavco Industries, Inc	157
5,581	e	Cherokee, Inc	72
31,639	*,e	Clarus Corp	206
222,939		Coach, Inc	11,554
9,339	e	Columbia Sportswear Co	433
64,294	*	CROCS, Inc	1,522
5,480		CSS Industries, Inc	91
29,784	*	Deckers Outdoor Corp	2,778
4,329	*	Delta Apparel, Inc	68
215,214		DR Horton, Inc	1,946
204,406	*,e	Eastman Kodak Co	159
18,783	e	Ethan Allen Interiors, Inc	256
117,473		Fortune Brands, Inc	6,354
39,142	*	Fossil, Inc	3,173
34,198	*	Furniture Brands International, Inc	70
82,384	e	Garmin Ltd	2,617
13,268	*	G-III Apparel Group Ltd	303
73,677	*	Hanesbrands, Inc	1,843
53,605		Harman International Industries, Inc	1,532
90,667		Hasbro, Inc	2,957
23,782	*	Helen of Troy Ltd	597
49,581	*,e	Hovnanian Enterprises, Inc (Class A)	60
54,965	*	Iconix Brand Group, Inc	868
18,236	*,e	iRobot Corp	459
24,481	e	Jakks Pacific, Inc	464
71,707		Jarden Corp	2,026
3,583	*	Johnson Outdoors, Inc	55
66,643		Jones Apparel Group, Inc	614
58,687	e	KB Home	344

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

6,203	*	Kenneth Cole Productions, Inc (Class A)	$67
19,366	*,e	K-Swiss, Inc (Class A)	82
39,237	*	La-Z-Boy, Inc	291
34,167	*	Leapfrog Enterprises, Inc	115
109,499		Leggett & Platt, Inc	2,167
122,890		Lennar Corp (Class A)	1,664
12,366	*	Libbey, Inc	130
7,210		Lifetime Brands, Inc	70
71,814	*,e	Liz Claiborne, Inc	359
16,303	*	M/I Homes, Inc	98
17,427	*	Maidenform Brands, Inc	408
8,407	*,e	Marine Products Corp	29
262,506		Mattel, Inc	6,795
29,150	e	MDC Holdings, Inc	494
24,046	*	Meritage Homes Corp	364
43,299	*	Mohawk Industries, Inc	1,858
12,667		Movado Group, Inc	154
221,507		Newell Rubbermaid, Inc	2,629
270,881		Nike, Inc (Class B)	23,162
4,055	*	NVR, Inc	2,449
10,106		Oxford Industries, Inc	347
8,860	*	Perry Ellis International, Inc	167
43,642		Phillips-Van Heusen Corp	2,542
48,524		Polaris Industries, Inc	2,425
38,375		Pool Corp	1,005
256,906	*	Pulte Homes, Inc	1,015
107,027	*	Quiksilver, Inc	326
45,710		Ralph Lauren Corp	5,929
6,477		RG Barry Corp	69
35,106	e	Ryland Group, Inc	374
47,340	*,e	Sealy Corp	70
27,339	*	Skechers U.S.A., Inc (Class A)	384
7,200	*	Skullcandy, Inc	102
7,407		Skyline Corp	71
52,271	*	Smith & Wesson Holding Corp	132
70,229	*,e	Standard-Pacific Corp	173
4,356	*	Steinway Musical Instruments, Inc	94
26,200	*	Steven Madden Ltd	789
14,503	e	Sturm Ruger & Co, Inc	377
8,138	*	Summer Infant, Inc	54
50,128	*	Tempur-Pedic International, Inc	2,637
109,135	*	Toll Brothers, Inc	1,575
19,300	*	True Religion Apparel, Inc	520
47,753		Tupperware Corp	2,566
27,184	*,e	Under Armour, Inc (Class A)	1,805
10,905	*	Unifi, Inc	89
11,370	*	Universal Electronics, Inc	186
12,069	*,e	Vera Bradley, Inc	435
66,632		VF Corp	8,097
32,732	*	Warnaco Group, Inc	1,509
5,214		Weyco Group, Inc	116
57,906		Whirlpool Corp	2,890

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

38,905		Wolverine World Wide, Inc	$1,294
15,230	*,e	Zagg, Inc	151

		TOTAL CONSUMER DURABLES & APPAREL	131,849

CONSUMER SERVICES - 2.3%
18,260	*	AFC Enterprises	216
14,656		Ambassadors Group, Inc	84
13,862	*,e	American Public Education, Inc	471
24,907		Ameristar Casinos, Inc	400
92,271	*	Apollo Group, Inc (Class A)	3,656
5,600	*,e	Archipelago Learning, Inc	47
10,098	*	Ascent Media Corp (Series A)	397
33,030	*	Bally Technologies, Inc	891
10,282	*,e	Benihana, Inc	89
17,427	*	BJ’s Restaurants, Inc	769
24,666		Bob Evans Farms, Inc	703
35,903	*,e	Boyd Gaming Corp	176
14,947	*	Bravo Brio Restaurant Group, Inc	249
14,051	*,e	Bridgepoint Education, Inc	245
65,006		Brinker International, Inc	1,360
13,602	*	Buffalo Wild Wings, Inc	813
12,339	*	Cambium Learning Group, Inc	37
12,593	*	Capella Education Co	357
46,334	*,e	Career Education Corp	605
5,895	*,e	Caribou Coffee Co, Inc	70
323,451		Carnival Corp	9,801
8,099	*	Carrols Restaurant Group, Inc	72
17,289		CBRL Group, Inc	693
15,042		CEC Entertainment, Inc	428
46,024	*,e	Cheesecake Factory	1,134
23,322	*	Chipotle Mexican Grill, Inc (Class A)	7,065
21,525		Choice Hotels International, Inc	640
9,609		Churchill Downs, Inc	375
23,500	*,e	Coinstar, Inc	940
59,209	*,e	Corinthian Colleges, Inc	92
104,522		Darden Restaurants, Inc	4,468
75,312	*	Denny’s Corp	251
51,986		DeVry, Inc	1,922
11,939	*,e	DineEquity, Inc	460
47,224	*	Domino’s Pizza, Inc	1,287
18,900	*	Dunkin Brands Group, Inc	524
30,412	*,e	Education Management Corp	451
4,221		Einstein Noah Restaurant Group, Inc	54
27,229	*,e	Gaylord Entertainment Co	527
24,016	*	Grand Canyon Education, Inc	388
228,332		H&R Block, Inc	3,040
47,975		Hillenbrand, Inc	883
33,800	*	Hyatt Hotels Corp	1,060
230,043		International Game Technology	3,343
22,405		International Speedway Corp (Class A)	512
34,104	*	Interval Leisure Group, Inc	454
15,534	*	Isle of Capri Casinos, Inc	75

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

21,273	*,e	ITT Educational Services, Inc	$1,225
39,870	*	Jack in the Box, Inc	794
47,403	*,e	Jamba, Inc	61
18,366	*,e	K12, Inc	468
39,822	*	Krispy Kreme Doughnuts, Inc	272
296,147	*	Las Vegas Sands Corp	11,354
31,445	*,e	Life Time Fitness, Inc	1,159
17,103		Lincoln Educational Services Corp	138
13,766	*,e	Luby’s, Inc	56
8,861		Mac-Gray Corp	114
14,891		Marcus Corp	148
212,861		Marriott International, Inc (Class A)	5,798
23,085		Matthews International Corp (Class A)	710
11,950	*	McCormick & Schmick’s Seafood Restaurants, Inc	83
783,078		McDonald’s Corp	68,770
262,267	*	MGM Mirage	2,436
8,692	*	Monarch Casino & Resort, Inc	85
23,956	*,e	Morgans Hotel Group Co	143
20,438	*	Multimedia Games, Inc	83
5,638		National American University Holdings, Inc	40
14,289	*,e	O’Charleys, Inc	85
78,277	*	Orient-Express Hotels Ltd (Class A)	541
21,333	*	Panera Bread Co (Class A)	2,217
14,983	*	Papa John’s International, Inc	455
8,992	*,e	Peet’s Coffee & Tea, Inc	500
51,627	*	Penn National Gaming, Inc	1,719
18,084	e	PF Chang’s China Bistro, Inc	493
48,180	*	Pinnacle Entertainment, Inc	437
9,873	*	Red Lion Hotels Corp	66
11,853	*	Red Robin Gourmet Burgers, Inc	286
44,951		Regis Corp	633
101,674		Royal Caribbean Cruises Ltd	2,200
50,005	*	Ruby Tuesday, Inc	358
26,831	*	Ruth’s Chris Steak House, Inc	115
49,874	*	Scientific Games Corp (Class A)	355
183,181		Service Corp International	1,678
44,601	*	Shuffle Master, Inc	375
31,480	e	Six Flags Entertainment Corp	873
45,772	*	Sonic Corp	324
51,448		Sotheby’s (Class A)	1,418
9,984		Speedway Motorsports, Inc	121
567,253		Starbucks Corp	21,153
147,494		Starwood Hotels & Resorts Worldwide, Inc	5,726
958	*	Steak N Shake Co	284
11,970	*	Steiner Leisure Ltd	488
68,986		Stewart Enterprises, Inc (Class A)	410
9,323	e	Strayer Education, Inc	715
42,904	e	Texas Roadhouse, Inc (Class A)	567
16,126	*	Town Sports International Holdings, Inc	117
15,190		Universal Technical Institute, Inc	206
27,599	e	Vail Resorts, Inc	1,043
22,133	e	Weight Watchers International, Inc	1,289

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

241,251		Wendy’s	$1,107
43,711	*	WMS Industries, Inc	769
128,938		Wyndham Worldwide Corp	3,676
59,484		Wynn Resorts Ltd	6,845
351,395		Yum! Brands, Inc	17,355

		TOTAL CONSUMER SERVICES	223,510

DIVERSIFIED FINANCIALS - 5.4%
36,918		Advance America Cash Advance Centers, Inc	272
39,037	*	Affiliated Managers Group, Inc	3,047
270,566	*	American Capital Ltd	1,845
794,899		American Express Co	35,692
183,441		Ameriprise Financial, Inc	7,220
149,594		Apollo Investment Corp	1,125
147,601		Ares Capital Corp	2,032
21,300	e	Artio Global Investors, Inc	170
7,646,383		Bank of America Corp	46,796
941,975		Bank of New York Mellon Corp	17,510
58,435		BGC Partners, Inc (Class A)	352
54,667	e	BlackRock Kelso Capital Corp	399
65,468		BlackRock, Inc	9,690
77,753	*,e	Broadpoint Securities Group, Inc	93
16,951		Calamos Asset Management, Inc (Class A)	170
346,072		Capital One Financial Corp	13,715
2,167		Capital Southwest Corp	160
22,738		Cash America International, Inc	1,163
35,130		CBOE Holdings, Inc	860
791,596		Charles Schwab Corp	8,921
2,192,977		Citigroup, Inc	56,184
50,689		CME Group, Inc	12,490
12,285	e	Cohen & Steers, Inc	353
30,640		Compass Diversified Trust	373
50,765	*,e	Cowen Group, Inc	138
5,106	*	Credit Acceptance Corp	329
9,816	*,e	Deerfield Capital Corp	43
1,420		Diamond Hill Investment Group, Inc	99
414,926		Discover Financial Services	9,518
33,079	*	Dollar Financial Corp	723
21,313		Duff & Phelps Corp	227
191,552	*	E*Trade Financial Corp	1,745
92,658		Eaton Vance Corp	2,063
11,162	*	Encore Capital Group, Inc	244
10,984		Epoch Holding Corp	149
14,946		Evercore Partners, Inc (Class A)	341
36,390	*	Ezcorp, Inc (Class A)	1,039
39,284	*	FBR Capital Markets Corp	93
69,691	e	Federated Investors, Inc (Class B)	1,222
51,357	e	Fifth Street Finance Corp	479
29,176	*,e	Financial Engines, Inc	528
23,334	*	First Cash Financial Services, Inc	979
58,259	*,e	First Marblehead Corp	59
109,286		Franklin Resources, Inc	10,452

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

5,142	e	Friedman Billings Ramsey Group, Inc (Class A)	$124
17,300	e	FXCM, Inc	243
7,000	*,e	Gain Capital Holdings, Inc	44
6,584		GAMCO Investors, Inc (Class A)	259
54,396		GFI Group, Inc	219
15,081		Gladstone Capital Corp	103
15,921		Gladstone Investment Corp	108
390,654		Goldman Sachs Group, Inc	36,935
5,889	e	Golub Capital BDC, Inc	87
16,998	*,e	Green Dot Corp	532
22,433	e	Greenhill & Co, Inc	641
16,757	*,e	Harris & Harris Group, Inc	59
33,744		Hercules Technology Growth Capital, Inc	287
22,560	*	HFF, Inc (Class A)	197
13,505	*	Imperial Holdings, Inc	32
30,361		Interactive Brokers Group, Inc (Class A)	423
54,957	*	IntercontinentalExchange, Inc	6,499
13,392	*	International Assets Holding Corp	278
32,107	*	Internet Capital Group, Inc	296
346,461		Invesco Ltd	5,374
34,884	*	Investment Technology Group, Inc	342
37,000	e	iShares Russell 2000 Index Fund	2,377
75,823	e	iShares Russell 3000 Index Fund	5,060
137,373		Janus Capital Group, Inc	824
98,527		Jefferies Group, Inc	1,223
11,011		JMP Group, Inc	64
3,003,829		JPMorgan Chase & Co	90,475
26,819		KBW, Inc	370
73,616	*	Knight Capital Group, Inc (Class A)	895
15,310		Kohlberg Capital Corp	90
73,441	*,e	Ladenburg Thalmann Financial Services, Inc	114
84,822		Lazard Ltd (Class A)	1,790
113,921		Legg Mason, Inc	2,929
148,551		Leucadia National Corp	3,369
26,205	*	LPL Investment Holdings, Inc	666
15,412		Main Street Capital Corp	274
21,429		MarketAxess Holdings, Inc	558
6,533	*	Marlin Business Services Corp	69
64,585		MCG Capital Corp	256
9,981		Medallion Financial Corp	93
7,998		Medley Capital Corp	81
125,909	*	MF Global Holdings Ltd	520
152,732		Moody’s Corp	4,651
1,162,927		Morgan Stanley	15,699
91,923	*	MSCI, Inc (Class A)	2,788
17,411		MVC Capital, Inc	182
94,841	*	Nasdaq Stock Market, Inc	2,195
20,204		Nelnet, Inc (Class A)	379
23,100	*,e	Netspend Holdings, Inc	119
5,367	e	New Mountain Finance Corp	68
21,889	*	NewStar Financial, Inc	204
12,077		NGP Capital Resources Co	79

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

7,402	e	Nicholas Financial, Inc	$72
164,117		Northern Trust Corp	5,741
198,629		NYSE Euronext	4,616
7,363		Oppenheimer Holdings, Inc	118
35,056	e	PennantPark Investment Corp	313
41,814	*	PHH Corp	672
17,372	*	Pico Holdings, Inc	356
13,978	*	Piper Jaffray Cos	251
13,016	*	Portfolio Recovery Associates, Inc	810
32,274	*,e	Primus Guaranty Ltd	170
75,446	e	Prospect Capital Corp	635
9,591		Pzena Investment Management, Inc (Class A)	31
75,031		Raymond James Financial, Inc	1,948
21,125	*	Safeguard Scientifics, Inc	317
8,937		Sanders Morris Harris Group, Inc	58
110,255		SEI Investments Co	1,696
400,986		SLM Corp	4,992
28,070		Solar Capital Ltd	565
6,100		Solar Senior Capital Ltd	87
238,000		SPDR Trust Series 1	26,933
380,776		State Street Corp	12,246
40,347	*,e	Stifel Financial Corp	1,072
37,258		SWS Group, Inc	175
194,627		T Rowe Price Group, Inc	9,297
167,448		TD Ameritrade Holding Corp	2,462
6,653		THL Credit, Inc	73
20,926	e	TICC Capital Corp	171
14,296	e	Triangle Capital Corp	218
4,394	*,e	Virtus Investment Partners, Inc	236
67,558		Waddell & Reed Financial, Inc (Class A)	1,690
21,009		Walter Investment Management Corp	482
3,869		Westwood Holdings Group, Inc	134
10,829	*	World Acceptance Corp	606

		TOTAL DIVERSIFIED FINANCIALS	521,888

ENERGY - 10.6%
70,225	*,e	Abraxas Petroleum Corp	185
9,171		Alon USA Energy, Inc	56
172,068	*	Alpha Natural Resources, Inc	3,044
13,406	*,e	Amyris Biotechnologies, Inc	271
375,256		Anadarko Petroleum Corp	23,660
289,823		Apache Corp	23,255
6,580	e	APCO Argentina, Inc	490
16,856	*,e	Approach Resources, Inc	286
154,928		Arch Coal, Inc	2,259
33,846	*,e	ATP Oil & Gas Corp	261
44,174	*	Atwood Oceanics, Inc	1,518
328,852		Baker Hughes, Inc	15,180
18,593	*	Basic Energy Services, Inc	263
39,652		Berry Petroleum Co (Class A)	1,403
35,237	*	Bill Barrett Corp	1,277
90,573	*,e	BPZ Energy, Inc	251

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

89,197	*	Brigham Exploration Co	$2,253
27,721		Bristow Group, Inc	1,176
9,000	*	C&J Energy Services, Inc	148
79,061		Cabot Oil & Gas Corp	4,895
79,978	*	Cal Dive International, Inc	153
27,753	*	Callon Petroleum Co	107
183,191	*	Cameron International Corp	7,610
14,570	e	CARBO Ceramics, Inc	1,494
29,745	*	Carrizo Oil & Gas, Inc	641
71,149	*,e	Cheniere Energy, Inc	366
496,966		Chesapeake Energy Corp	12,697
1,519,051		Chevron Corp	140,543
64,690		Cimarex Energy Co	3,603
4,602	*,e	Clayton Williams Energy, Inc	197
37,262	*,e	Clean Energy Fuels Corp	414
46,507	*	Cloud Peak Energy, Inc	788
83,572	*	Cobalt International Energy, Inc	644
60,400	*	Complete Production Services, Inc	1,139
36,545	*,e	Comstock Resources, Inc	565
78,411	*	Concho Resources, Inc	5,578
1,066,847		ConocoPhillips	67,553
173,265		Consol Energy, Inc	5,879
9,289	*	Contango Oil & Gas Co	508
29,565	*,e	Continental Resources, Inc	1,430
34,938		Core Laboratories NV	3,138
15,591	*,e	Crimson Exploration, Inc	34
37,807	e	Crosstex Energy, Inc	510
67,340	*	CVR Energy, Inc	1,424
4,728	*,e	Dawson Geophysical Co	111
7,530		Delek US Holdings, Inc	85
308,251	*	Denbury Resources, Inc	3,545
318,030	*	Devon Energy Corp	17,632
38,961		DHT Maritime, Inc	79
51,948	e	Diamond Offshore Drilling, Inc	2,844
59,365	*	Dresser-Rand Group, Inc	2,406
26,285	*	Dril-Quip, Inc	1,417
584,057		El Paso Corp	10,209
28,282	*,e	Endeavour International Corp	226
53,820		Energen Corp	2,201
21,960	*	Energy Partners Ltd	243
56,747	*,e	Energy XXI Bermuda Ltd	1,217
201,894		EOG Resources, Inc	14,336
102,738		Equitable Resources, Inc	5,482
11,704	*	Evolution Petroleum Corp	83
111,561		EXCO Resources, Inc	1,196
48,293	*,e	Exterran Holdings, Inc	469
3,723,604	d	Exxon Mobil Corp	270,446
181,806	*	FMC Technologies, Inc	6,836
85,352	*	Forest Oil Corp	1,229
39,564	e	Frontline Ltd	192
36,931	*,e	FX Energy, Inc	153
54,404	*	Gastar Exploration Ltd	163

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

90,020	e	General Maritime Corp	$23
7,921	*,e	Geokinetics, Inc	19
15,376	*,e	Georesources, Inc	274
3,300	*,e	Gevo, Inc	18
14,135	*	Global Geophysical Services, Inc	113
79,950	*	Global Industries Ltd	633
46,474	*,e	GMX Resources, Inc	105
28,774	e	Golar LNG Ltd	914
20,317	*,e	Goodrich Petroleum Corp	240
20,962	*,e	Green Plains Renewable Energy, Inc	196
9,089		Gulf Island Fabrication, Inc	188
15,761	*	Gulfmark Offshore, Inc	573
29,832	*	Gulfport Energy Corp	721
690,553		Halliburton Co	21,076
29,621	*,e	Harvest Natural Resources, Inc	254
81,706	*	Helix Energy Solutions Group, Inc	1,070
72,674		Helmerich & Payne, Inc	2,951
87,818	*	Hercules Offshore, Inc	256
229,736		Hess Corp	12,052
142,620		Holly Corp	3,739
18,746	*,e	Hornbeck Offshore Services, Inc	467
14,150	e	Houston American Energy Corp	195
130,217	*,e	Hyperdynamics Corp	482
100,154	*	ION Geophysical Corp	474
823	*,e	Isramco, Inc	48
27,417	*,e	James River Coal Co	175
95,985	*	Key Energy Services, Inc	911
127,114	e	Kinder Morgan, Inc	3,291
7,900	*	KiOR, Inc (Class A)	164
18,775	e	Knightsbridge Tankers Ltd	311
158,147	*,e	Kodiak Oil & Gas Corp	824
24,954	*	Kosmos Energy LLC	292
12,300	*,e	L&L Energy, Inc	33
22,968		Lufkin Industries, Inc	1,222
81,929	*,e	Magnum Hunter Resources Corp	271
536,438		Marathon Oil Corp	11,576
270,119		Marathon Petroleum Corp	7,309
23,922	*	Matrix Service Co	204
176,324	*	McDermott International, Inc	1,897
78,067	*,e	McMoRan Exploration Co	775
31,904	*,e	Miller Petroleum, Inc	84
7,684	*	Mitcham Industries, Inc	86
147,218		Murphy Oil Corp	6,501
217,056	*	Nabors Industries Ltd	2,661
320,105		National Oilwell Varco, Inc	16,396
5,226	*	Natural Gas Services Group, Inc	67
101,438	*	Newfield Exploration Co	4,026
69,901	*	Newpark Resources, Inc	426
133,406		Noble Energy, Inc	9,445
37,402	e	Nordic American Tanker Shipping	527
48,403	*,e	Northern Oil And Gas, Inc	939
45,751	*,e	Oasis Petroleum, Inc	1,022

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

613,477		Occidental Petroleum Corp	$43,864
82,172		Oceaneering International, Inc	2,904
37,449	*	Oil States International, Inc	1,907
19,618	e	Overseas Shipholding Group, Inc	270
3,307	*	OYO Geospace Corp	186
37,088	*,e	Pacific Asia Petroleum, Inc	22
5,367	e	Panhandle Oil and Gas, Inc (Class A)	152
96,030	*	Parker Drilling Co	422
69,102	*,e	Patriot Coal Corp	585
119,282		Patterson-UTI Energy, Inc	2,068
205,078		Peabody Energy Corp	6,948
35,015	e	Penn Virginia Corp	195
16,488	*	Petroleum Development Corp	320
43,261	*,e	Petroquest Energy, Inc	238
9,723	*	PHI, Inc	186
42,944	*	Pioneer Drilling Co	308
88,660		Pioneer Natural Resources Co	5,831
108,164	*	Plains Exploration & Production Co	2,456
132,552		Questar Market Resources, Inc	3,588
86,019	*,e	Quicksilver Resources, Inc	652
121,181		Range Resources Corp	7,084
167,304	*,e	Rentech, Inc	131
35,433	*,e	Resolute Energy Corp	403
26,939	*,e	Rex Energy Corp	341
6,400	*	Rex Stores Corp	108
4,515	*	RigNet, Inc	72
40,850	*	Rosetta Resources, Inc	1,398
96,528	*	Rowan Cos, Inc	2,914
33,284		RPC, Inc	543
304,794	*,e	SandRidge Energy, Inc	1,695
1,024,091		Schlumberger Ltd	61,168
19,383	*,e	Scorpio Tankers, Inc	102
16,143		SEACOR Holdings, Inc	1,295
31,863	*	SemGroup Corp	636
34,031	e	Ship Finance International Ltd	442
8,338	*,e	Solazyme, Inc	80
93,776		Southern Union Co	3,804
263,405	*	Southwestern Energy Co	8,779
493,023		Spectra Energy Corp	12,094
47,139		St. Mary Land & Exploration Co	2,859
36,323	*	Stone Energy Corp	589
90,549		Sunoco, Inc	2,808
59,956	*	Superior Energy Services	1,573
32,148	*	Swift Energy Co	782
49,984	*,e	Syntroleum Corp	43
12,700		Targa Resources Investments, Inc	378
32,878	e	Teekay Corp	743
32,183	e	Teekay Tankers Ltd (Class A)	148
23,351	*	Tesco Corp	271
108,582	*,e	Tesoro Corp	2,114
61,337	*	Tetra Technologies, Inc	474
38,204	e	Tidewater, Inc	1,606

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

32,149	*,e	Triangle Petroleum Corp	$115
113,637	*	Ultra Petroleum Corp	3,150
10,127	*	Union Drilling, Inc	48
29,837	*	Unit Corp	1,102
49,078	*,e	Uranerz Energy Corp	67
76,523	*,e	Uranium Energy Corp	210
13,262	*,e	Uranium Resources, Inc	9
80,628	*	Ur-Energy, Inc	73
64,074	*,e	USEC, Inc	103
48,465	*	Vaalco Energy, Inc	236
431,477		Valero Energy Corp	7,672
169,150	*	Vantage Drilling Co	211
22,450	*	Venoco, Inc	198
34,077	*,e	Voyager Oil & Gas, Inc	72
26,733	e	W&T Offshore, Inc	368
67,894	*	Warren Resources, Inc	163
41,000	*,e	Western Refining, Inc	511
7,723	*	Westmoreland Coal Co	60
89,390	*	Whiting Petroleum Corp	3,136
29,621	*	Willbros Group, Inc	124
446,175		Williams Cos, Inc	10,860
54,207		World Fuel Services Corp	1,770
18,939	*,e	Zion Oil & Gas, Inc	37

		TOTAL ENERGY	1,021,336

FOOD & STAPLES RETAILING - 2.1%
13,080		Andersons, Inc	440
837		Arden Group, Inc (Class A)	67
39,570	*	BJ’s Wholesale Club, Inc	2,028
29,235		Casey’s General Stores, Inc	1,276
7,700	*	Chefs’ Warehouse Holdings, Inc	91
329,717		Costco Wholesale Corp	27,076
1,021,715		CVS Corp	34,308
21,250	*,e	Fresh Market, Inc	811
8,163		Ingles Markets, Inc (Class A)	116
459,245		Kroger Co	10,085
10,977		Nash Finch Co	296
16,292	*	Pantry, Inc	198
13,557		Pricesmart, Inc	845
445,462	*,e	Rite Aid Corp	437
33,448		Ruddick Corp	1,304
271,027		Safeway, Inc	4,507
18,527		Spartan Stores, Inc	287
165,275	e	Supervalu, Inc	1,101
5,570	*	Susser Holdings Corp	111
442,709		Sysco Corp	11,466
36,743	*	United Natural Foods, Inc	1,361
4,652		Village Super Market (Class A)	111
692,698		Walgreen Co	22,783
1,340,713		Wal-Mart Stores, Inc	69,582
8,834		Weis Markets, Inc	327
116,808		Whole Foods Market, Inc	7,629

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

41,829	*,e	Winn-Dixie Stores, Inc	$248

		TOTAL FOOD & STAPLES RETAILING	198,891

FOOD, BEVERAGE & TOBACCO - 5.6%
2,319		Alico, Inc	46
68,179	*	Alliance One International, Inc	166
1,583,571		Altria Group, Inc	42,456
508,614		Archer Daniels Midland Co	12,620
37,577		B&G Foods, Inc (Class A)	627
6,724	*,e	Boston Beer Co, Inc (Class A)	489
76,741		Brown-Forman Corp (Class B)	5,383
110,705		Bunge Ltd	6,453
7,129	e	Calavo Growers, Inc	146
10,929		Cal-Maine Foods, Inc	343
131,903		Campbell Soup Co	4,270
53,541	*,e	Central European Distribution Corp	375
31,603	*,e	Chiquita Brands International, Inc	264
4,202		Coca-Cola Bottling Co Consolidated	233
1,493,303		Coca-Cola Co	100,888
248,992		Coca-Cola Enterprises, Inc	6,195
312,873		ConAgra Foods, Inc	7,578
141,361	*	Constellation Brands, Inc (Class A)	2,544
57,268		Corn Products International, Inc	2,247
7,653	*,e	Craft Brewers Alliance, Inc	43
88,594	*	Darling International, Inc	1,115
140,023	*	Dean Foods Co	1,242
16,103	e	Diamond Foods, Inc	1,285
27,600	*,e	Dole Food Co, Inc	276
169,553		Dr Pepper Snapple Group, Inc	6,575
5,320	e	Farmer Bros Co	29
85,492		Flowers Foods, Inc	1,664
27,866	e	Fresh Del Monte Produce, Inc	646
480,957		General Mills, Inc	18,503
92,988	*	Green Mountain Coffee Roasters, Inc	8,642
2,482		Griffin Land & Nurseries, Inc (Class A)	64
241,687		H.J. Heinz Co	12,200
27,245	*	Hain Celestial Group, Inc	832
51,477	*	Hansen Natural Corp	4,493
7,067	*	Harbinger Group, Inc	36
70,305	*,e	Heckmann Corp	372
114,632		Hershey Co	6,791
105,226		Hormel Foods Corp	2,843
8,158	e	Imperial Sugar Co	53
11,326		J&J Snack Foods Corp	544
87,000		J.M. Smucker Co	6,341
186,439		Kellogg Co	9,917
1,248,435		Kraft Foods, Inc (Class A)	41,923
14,250	e	Lancaster Colony Corp	869
36,396		Lance, Inc	759
3,603	*,e	Lifeway Foods, Inc	38
6,464	e	Limoneira Co	92
109,064		Lorillard, Inc	12,073

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

100,117		McCormick & Co, Inc	$4,621
154,798		Mead Johnson Nutrition Co	10,655
9,066	e	Mgp Ingredients, Inc	46
99,012		Molson Coors Brewing Co (Class B)	3,922
5,604		National Beverage Corp	85
15,084	*	Omega Protein Corp	137
1,194,876		PepsiCo, Inc	73,963
1,344,113		Philip Morris International, Inc	83,846
37,600	*,e	Pilgrim’s Pride Corp	161
9,350	*,e	Primo Water	53
42,347	*	Ralcorp Holdings, Inc	3,248
253,791		Reynolds American, Inc	9,512
17,484	e	Sanderson Farms, Inc	830
447,735		Sara Lee Corp	7,320
7,792	*	Seneca Foods Corp	154
53,670	*,e	Smart Balance, Inc	317
125,524	*	Smithfield Foods, Inc	2,448
69,350	*,e	Star Scientific, Inc	160
14,223	*,e	Synutra International, Inc	76
18,111	e	Tootsie Roll Industries, Inc	437
26,938	*	TreeHouse Foods, Inc	1,666
230,318		Tyson Foods, Inc (Class A)	3,998
18,707		Universal Corp	671
35,110	e	Vector Group Ltd	603

		TOTAL FOOD, BEVERAGE & TOBACCO	542,512

HEALTH CARE EQUIPMENT & SERVICES - 4.5%
15,924	*,e	Abaxis, Inc	365
27,756	*	Abiomed, Inc	306
30,836	*,e	Accretive Health, Inc	655
52,299	*,e	Accuray, Inc	210
288,207		Aetna, Inc	10,476
8,631	*	Air Methods Corp	550
47,580	*	Align Technology, Inc	722
4,887	*,e	Alimera Sciences, Inc	39
18,580	*	Alliance Imaging, Inc	21
145,378	*	Allscripts Healthcare Solutions, Inc	2,620
7,268	*	Almost Family, Inc	121
39,818	*	Alphatec Holdings, Inc	84
21,596	*	Amedisys, Inc	320
9,851	*	American Dental Partners, Inc	95
32,663	*	Amerigroup Corp	1,274
209,849		AmerisourceBergen Corp	7,821
30,580	*	AMN Healthcare Services, Inc	123
25,648	*	Amsurg Corp	577
10,953		Analogic Corp	497
18,523	*	Angiodynamics, Inc	243
54,175	*,e	Antares Pharma, Inc	126
20,843	*	Arthrocare Corp	600
17,166		Assisted Living Concepts, Inc (A Shares)	217
25,682	*,e	athenahealth, Inc	1,529
10,854	*	AtriCure, Inc	106

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

1,039		Atrion Corp	$215
64,525		Bard (C.R.), Inc	5,649
431,603		Baxter International, Inc	24,230
165,298		Becton Dickinson & Co	12,120
21,696	*,e	Biolase Technology, Inc	65
18,346	*,e	Bio-Reference Labs, Inc	338
31,488	*	BioScrip, Inc	200
1,149,568	*	Boston Scientific Corp	6,794
74,076	*	Brookdale Senior Living, Inc	929
12,419		Cantel Medical Corp	262
15,384	*	Capital Senior Living Corp	95
265,985		Cardinal Health, Inc	11,139
18,454	*	CardioNet, Inc	55
9,837	*,e	Cardiovascular Systems, Inc	112
164,978	*	CareFusion Corp	3,951
32,577	*	Catalyst Health Solutions, Inc	1,879
24,036	*,e	CBaySystems Holdings Ltd	182
39,667	*	Centene Corp	1,137
107,062	*	Cerner Corp	7,335
28,816	*	Cerus Corp	61
16,152		Chemed Corp	888
8,056	*	Chindex International, Inc	71
205,164		Cigna Corp	8,605
72,212	*	Community Health Systems, Inc	1,202
7,737		Computer Programs & Systems, Inc	512
25,681	*	Conceptus, Inc	269
22,053	*	Conmed Corp	507
23,514	*,e	Continucare Corp	150
34,815		Cooper Cos, Inc	2,756
6,016	*	Corvel Corp	256
110,716	*	Coventry Health Care, Inc	3,190
374,197		Covidien plc	16,502
22,090	*	Cross Country Healthcare, Inc	92
27,223	*	CryoLife, Inc	122
19,734	*	Cyberonics, Inc	558
5,493	*	Cynosure, Inc (Class A)	55
71,147	*	DaVita, Inc	4,459
29,659	*,e	Delcath Systems, Inc	99
107,747		Dentsply International, Inc	3,307
51,238	*	DexCom, Inc	615
7,198	*	DynaVox, Inc	26
85,857	*	Edwards Lifesciences Corp	6,120
21,300	*,e	Emdeon, Inc	400
23,206	*,e	Emeritus Corp	327
34,017	*	Endologix, Inc	342
10,891		Ensign Group, Inc	252
4,100	*	ePocrates, Inc	37
4,898	*	Exactech, Inc	69
20,845	*,e	EXamWorks, Inc	212
368,220	*	Express Scripts, Inc	13,650
24,001	*	Five Star Quality Care, Inc	60
35,041	*	Gen-Probe, Inc	2,006

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

22,160	*	Gentiva Health Services, Inc	$122
19,254	*	Greatbatch, Inc	385
18,549	*	Haemonetics Corp	1,085
25,502	*	Hanger Orthopedic Group, Inc	482
32,412	*,e	Hansen Medical, Inc	108
98,994	*	HCA Holdings, Inc	1,996
197,006	*	Health Management Associates, Inc (Class A)	1,363
69,494	*	Health Net, Inc	1,648
71,500	*	Healthsouth Corp	1,067
48,395	*	Healthspring, Inc	1,764
12,083	*	HealthStream, Inc	155
28,116	*	Healthways, Inc	276
9,160	*,e	HeartWare International, Inc	590
69,502	*	Henry Schein, Inc	4,310
49,054		Hill-Rom Holdings, Inc	1,473
62,121	*	HMS Holdings Corp	1,515
200,085	*	Hologic, Inc	3,043
126,179		Humana, Inc	9,177
9,095	*	ICU Medical, Inc	335
43,803	*	Idexx Laboratories, Inc	3,021
34,069	*,e	Insulet Corp	520
16,250	*	Integra LifeSciences Holdings Corp	581
29,788	*	Intuitive Surgical, Inc	10,851
23,110		Invacare Corp	532
65,672	*	Inverness Medical Innovations, Inc	1,290
11,925	*	IPC The Hospitalist Co, Inc	426
12,955	*	IRIS International, Inc	116
8,260	*	Kensey Nash Corp	202
38,766	*	Kindred Healthcare, Inc	334
49,419	*	Kinetic Concepts, Inc	3,256
75,460	*	Laboratory Corp of America Holdings	5,965
8,629		Landauer, Inc	427
11,927	*	LHC Group, Inc	203
40,314	*	LifePoint Hospitals, Inc	1,477
72,282		Lincare Holdings, Inc	1,626
23,696	*	Magellan Health Services, Inc	1,145
24,243	*,e	MAKO Surgical Corp	830
38,810		Masimo Corp	840
191,202		McKesson Corp	13,900
33,286	*	MedAssets, Inc	320
302,273	*	Medco Health Solutions, Inc	14,174
9,627	*	Medical Action Industries, Inc	49
14,224	*	Medidata Solutions, Inc	234
805,576		Medtronic, Inc	26,777
38,200	*	Merge Healthcare, Inc	233
31,965	e	Meridian Bioscience, Inc	503
29,037	*	Merit Medical Systems, Inc	382
30,372	*	Metropolitan Health Networks, Inc	138
21,513	*	Molina Healthcare, Inc	332
9,533	*	MWI Veterinary Supply, Inc	656
6,756	e	National Healthcare Corp	218
19,956	*	Natus Medical, Inc	190

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

18,486	*	Neogen Corp	$642
66,756	*,e	Neoprobe Corp	198
30,456	*,e	NuVasive, Inc	520
33,986	*	NxStage Medical, Inc	709
86,850	e	Omnicare, Inc	2,209
24,067	*	Omnicell, Inc	332
30,922	*	OraSure Technologies, Inc	246
14,876	*	Orthofix International NV	513
48,567		Owens & Minor, Inc	1,383
12,302	*	Palomar Medical Technologies, Inc	97
79,206		Patterson Cos, Inc	2,268
35,351	*	Pediatrix Medical Group, Inc	2,214
23,814	*	PharMerica Corp	340
8,598	*	Providence Service Corp	92
41,924	*,e	PSS World Medical, Inc	825
13,588	e	Quality Systems, Inc	1,318
118,730		Quest Diagnostics, Inc	5,861
21,781	*,e	Quidel Corp	357
23,354	*,e	RadNet, Inc	57
116,858	*,e	Resmed, Inc	3,364
12,187	*,e	Rockwell Medical Technologies, Inc	99
38,631	*	RTI Biologics, Inc	127
34,640	*,e	Select Medical Holdings Corp	231
42,129	*	Sirona Dental Systems, Inc	1,787
15,881	*	Skilled Healthcare Group, Inc (Class A)	57
44,003	*	Solta Medical, Inc	55
12,040	*	SonoSite, Inc	365
21,581	*	Spectranetics Corp	154
249,528		St. Jude Medical, Inc	9,030
26,141	*,e	Staar Surgical Co	204
16,786	*,e	Stereotaxis, Inc	19
45,845		STERIS Corp	1,342
237,874		Stryker Corp	11,211
19,029	*,e	Sun Healthcare Group, Inc	51
40,216	*,e	Sunrise Senior Living, Inc	186
13,627	*	SurModics, Inc	124
47,188	*	SXC Health Solutions Corp	2,628
32,497	*	Symmetry Medical, Inc	251
16,509	*,e	Synergetics USA, Inc	89
9,221	*	Synovis Life Technologies, Inc	154
20,027	*	Team Health Holdings, Inc	329
30,710		Teleflex, Inc	1,651
367,275	*	Tenet Healthcare Corp	1,517
43,318	*,e	Thoratec Corp	1,414
7,882	*	Tornier BV	162
4,824	*	Transcend Services, Inc	109
14,800	*	Triple-S Management Corp (Class B)	248
37,485	*,e	Unilife Corp	157
819,406		UnitedHealth Group, Inc	37,792
23,233		Universal American Corp	234
69,358		Universal Health Services, Inc (Class B)	2,358
15,919	*,e	Uroplasty, Inc	77

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

8,422		US Physical Therapy, Inc	$156
23,000	*	Vanguard Health Systems, Inc	234
87,360	*	Varian Medical Systems, Inc	4,557
12,709	*	Vascular Solutions, Inc	146
66,310	*	VCA Antech, Inc	1,060
39,957	*,e	Volcano Corp	1,184
32,075	*	WellCare Health Plans, Inc	1,218
277,764		WellPoint, Inc	18,132
26,348		West Pharmaceutical Services, Inc	978
28,863	*	Wright Medical Group, Inc	516
4,290		Young Innovations, Inc	122
145,078	*	Zimmer Holdings, Inc	7,762
17,148	*	Zoll Medical Corp	647

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	431,272

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
327,248		Avon Products, Inc	6,414
46,305	*	Central Garden and Pet Co (Class A)	328
106,968		Church & Dwight Co, Inc	4,728
100,687		Clorox Co	6,679
369,332		Colgate-Palmolive Co	32,752
17,426	*	Elizabeth Arden, Inc	496
52,776	*	Energizer Holdings, Inc	3,506
85,023		Estee Lauder Cos (Class A)	7,469
11,623	e	Female Health Co	47
91,346		Herbalife Ltd	4,896
12,258		Inter Parfums, Inc	189
297,029		Kimberly-Clark Corp	21,092
9,661	*,e	Medifast, Inc	156
5,868	*,e	Nature’s Sunshine Products, Inc	83
38,826		Nu Skin Enterprises, Inc (Class A)	1,573
8,067	*	Nutraceutical International Corp	103
3,981	e	Oil-Dri Corp of America	74
38,233	*	Prestige Brands Holdings, Inc	346
2,109,899		Procter & Gamble Co	133,303
9,587	*,e	Revlon, Inc (Class A)	118
9,325		Schiff Nutrition International, Inc	103
11,963	*	Spectrum Brands, Inc	283
6,878	*,e	USANA Health Sciences, Inc	189
11,364		WD-40 Co	453

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	225,380

INSURANCE - 3.7%
255,207		ACE Ltd	15,465
352,489		Aflac, Inc	12,319
4,966	*	Alleghany Corp	1,433
28,991		Allied World Assurance Co Holdings Ltd	1,557
396,548		Allstate Corp	9,394
46,461		American Equity Investment Life Holding Co	407
61,424		American Financial Group, Inc	1,908
335,080	*	American International Group, Inc	7,355
4,964		American National Insurance Co	344

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

7,468	*	American Safety Insurance Holdings Ltd	$137
13,065	*	Amerisafe, Inc	241
17,807	e	Amtrust Financial Services, Inc	396
249,687		AON Corp	10,482
101,080	*	Arch Capital Group Ltd	3,303
21,131		Argo Group International Holdings Ltd	599
81,896		Arthur J. Gallagher & Co	2,154
54,260		Aspen Insurance Holdings Ltd	1,250
73,810		Assurant, Inc	2,642
141,003	e	Assured Guaranty Ltd	1,550
91,618		Axis Capital Holdings Ltd	2,377
4,897		Baldwin & Lyons, Inc (Class B)	105
1,323,128	*	Berkshire Hathaway, Inc (Class B)	93,994
84,688		Brown & Brown, Inc	1,507
220,762		Chubb Corp	13,244
108,469		Cincinnati Financial Corp	2,856
32,879	*,e	Citizens, Inc (Class A)	211
19,762		CNA Financial Corp	444
170,071	*,e	Conseco, Inc	920
14,025	e	Crawford & Co (Class B)	75
36,264		Delphi Financial Group, Inc (Class A)	780
9,364		Donegal Group, Inc (Class A)	113
17,698	*	eHealth, Inc	242
4,503		EMC Insurance Group, Inc	83
34,055		Employers Holdings, Inc	435
31,116		Endurance Specialty Holdings Ltd	1,063
4,920	*	Enstar Group Ltd	469
21,144		Erie Indemnity Co (Class A)	1,505
33,466		Everest Re Group Ltd	2,657
9,829		FBL Financial Group, Inc (Class A)	262
171,742		Fidelity National Title Group, Inc (Class A)	2,607
77,697		First American Financial Corp	995
40,236		Flagstone Reinsurance Holdings Ltd	312
10,330	*	Fpic Insurance Group, Inc	432
364,848	*	Genworth Financial, Inc (Class A)	2,094
20,683	*	Greenlight Capital Re Ltd (Class A)	429
7,438	*	Hallmark Financial Services	55
32,699		Hanover Insurance Group, Inc	1,161
10,427		Harleysville Group, Inc	614
338,501		Hartford Financial Services Group, Inc	5,463
87,439		HCC Insurance Holdings, Inc	2,365
20,059	*	Hilltop Holdings, Inc	145
29,235		Horace Mann Educators Corp	334
5,411	e	Independence Holding Co	39
10,619		Infinity Property & Casualty Corp	557
2,078		Kansas City Life Insurance Co	64
39,343		Kemper Corp	943
233,947		Lincoln National Corp	3,657
237,462		Loews Corp	8,204
34,934		Maiden Holdings Ltd	258
7,078	*	Markel Corp	2,528
414,979		Marsh & McLennan Cos, Inc	11,014

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

69,338		Max Capital Group Ltd	$1,315
100,530	*,e	MBIA, Inc	731
42,189		Meadowbrook Insurance Group, Inc	376
17,944		Mercury General Corp	688
621,472		Metlife, Inc	17,406
47,771		Montpelier Re Holdings Ltd	845
36,167	*	National Financial Partners Corp	396
9,917		National Interstate Corp	218
1,551		National Western Life Insurance Co (Class A)	210
8,338	*	Navigators Group, Inc	360
195,723		Old Republic International Corp	1,746
20,220		OneBeacon Insurance Group Ltd (Class A)	276
51,773		PartnerRe Ltd	2,706
98,653	*	Phoenix Cos, Inc	120
28,637		Platinum Underwriters Holdings Ltd	881
13,808		Presidential Life Corp	114
21,424		Primerica, Inc	462
243,784		Principal Financial Group	5,527
22,204		ProAssurance Corp	1,599
497,045		Progressive Corp	8,828
65,519		Protective Life Corp	1,024
367,158		Prudential Financial, Inc	17,204
56,415		Reinsurance Group of America, Inc (Class A)	2,592
39,604		RenaissanceRe Holdings Ltd	2,527
12,489	e	RLI Corp	794
11,015		Safety Insurance Group, Inc	417
14,868		SeaBright Insurance Holdings, Inc	107
40,400		Selective Insurance Group, Inc	527
35,995		Stancorp Financial Group, Inc	992
9,480		State Auto Financial Corp	125
12,744		Stewart Information Services Corp	113
51,687		Symetra Financial Corp	421
87,019		Torchmark Corp	3,033
31,231		Tower Group, Inc	714
47,478		Transatlantic Holdings, Inc	2,304
316,878		Travelers Cos, Inc	15,441
12,914	*	United America Indemnity Ltd	221
17,338		United Fire & Casualty Co	307
10,064		Universal Insurance Holdings, Inc	39
234,134		UnumProvident Corp	4,907
58,995		Validus Holdings Ltd	1,470
84,224		W.R. Berkley Corp	2,501
5,268	e	White Mountains Insurance Group Ltd	2,137
236,648		XL Capital Ltd	4,449

		TOTAL INSURANCE	349,718

MATERIALS - 3.9%
24,943		A. Schulman, Inc	424
5,113	*	AEP Industries, Inc	114
159,479		Air Products & Chemicals, Inc	12,179
58,464		Airgas, Inc	3,731
84,458	e	AK Steel Holding Corp	552

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

69,587		Albemarle Corp	$2,811
801,888		Alcoa, Inc	7,674
81,466		Allegheny Technologies, Inc	3,013
68,161	*	Allied Nevada Gold Corp	2,441
18,051		AMCOL International Corp	433
18,079	e	American Vanguard Corp	202
50,149		Aptargroup, Inc	2,240
17,411		Arch Chemicals, Inc	817
60,252		Ashland, Inc	2,660
21,090		Balchem Corp	787
125,914		Ball Corp	3,905
80,502		Bemis Co, Inc	2,360
76,383		Boise, Inc	395
14,781	*	Brush Engineered Materials, Inc	335
31,123		Buckeye Technologies, Inc	750
50,868		Cabot Corp	1,261
45,612	*	Calgon Carbon Corp	665
33,678		Carpenter Technology Corp	1,512
11,808	*	Castle (A.M.) & Co	129
118,461		Celanese Corp (Series A)	3,854
39,702	*,e	Century Aluminum Co	355
53,955		CF Industries Holdings, Inc	6,658
5,158	e	Chase Corp	55
73,547	*	Chemtura	738
21,602	*	Clearwater Paper Corp	734
110,374		Cleveland-Cliffs, Inc	5,648
64,083	*	Coeur d’Alene Mines Corp	1,374
86,134		Commercial Metals Co	819
25,270		Compass Minerals International, Inc	1,688
116,848	*	Crown Holdings, Inc	3,577
38,318		Cytec Industries, Inc	1,346
9,014		Deltic Timber Corp	538
31,420		Domtar Corp	2,142
889,490		Dow Chemical Co	19,978
699,853		Du Pont (E.I.) de Nemours & Co	27,974
33,735		Eagle Materials, Inc	562
54,019		Eastman Chemical Co	3,702
175,372	e	Ecolab, Inc	8,574
66,070	*	Ferro Corp	406
38,825	*,e	Flotek Industries, Inc	181
53,112		FMC Corp	3,673
717,022		Freeport-McMoRan Copper & Gold, Inc (Class B)	21,833
14,460	e	FutureFuel Corp	150
51,402	*,e	General Moly, Inc	149
25,535	*,e	Georgia Gulf Corp	353
35,119		Glatfelter	464
47,286		Globe Specialty Metals, Inc	687
21,606	e	Gold Resource Corp	360
9,348	*,e	Golden Minerals Co	70
196,126	*,e	Golden Star Resources Ltd	365
122,089	*	Graphic Packaging Holding Co	421
26,849		Greif, Inc (Class A)	1,152

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

36,079		H.B. Fuller Co	$657
6,809	e	Hawkins, Inc	217
9,402		Haynes International, Inc	409
54,162	*,e	Headwaters, Inc	78
214,218	*,e	Hecla Mining Co	1,148
33,599	*	Horsehead Holding Corp	249
145,355		Huntsman Corp	1,406
16,427		Innophos Holdings, Inc	655
18,027	*	Innospec, Inc	436
59,727		International Flavors & Fragrances, Inc	3,358
330,657		International Paper Co	7,689
40,015	*	Intrepid Potash, Inc	995
65,101	*,e	Jaguar Mining, Inc	306
11,905	e	Kaiser Aluminum Corp	527
32,261	*	Kapstone Paper and Packaging Corp	448
4,800	e	KMG Chemicals, Inc	59
16,539		Koppers Holdings, Inc	424
24,388	*	Kraton Polymers LLC	395
14,288	e	Kronos Worldwide, Inc	230
14,893	*	Landec Corp	79
101,464	*	Louisiana-Pacific Corp	517
13,887	*	LSB Industries, Inc	398
237,032		LyondellBasell Industries AF S.C.A	5,791
34,945	e	Martin Marietta Materials, Inc	2,209
126,929		MeadWestvaco Corp	3,117
8,652	*	Metals USA Holdings Corp	77
60,363	*,e	Midway Gold Corp	121
14,800		Minerals Technologies, Inc	729
42,981	*,e	Molycorp, Inc	1,413
404,416		Monsanto Co	24,281
208,415		Mosaic Co	10,206
23,791		Myers Industries, Inc	241
106,157		Nalco Holding Co	3,713
11,726		Neenah Paper, Inc	166
6,813	e	NewMarket Corp	1,035
368,379		Newmont Mining Corp	23,172
4,943		NL Industries, Inc	62
16,993	*	Noranda Aluminium Holding Corp	142
240,123		Nucor Corp	7,597
63,038		Olin Corp	1,135
9,331		Olympic Steel, Inc	158
23,303	*	OM Group, Inc	605
32,453	*	Omnova Solutions, Inc	116
123,223	*	Owens-Illinois, Inc	1,863
79,420		Packaging Corp of America	1,850
90,889	*,e	Paramount Gold and Silver Corp	214
71,742		PolyOne Corp	768
119,875		PPG Industries, Inc	8,470
228,879		Praxair, Inc	21,396
9,804		Quaker Chemical Corp	254
55,860		Reliance Steel & Aluminum Co	1,900
18,123	*	Revett Minerals, Inc	70

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

52,434		Rock-Tenn Co (Class A)	$2,552
52,353	*	Rockwood Holdings, Inc	1,764
41,544		Royal Gold, Inc	2,661
98,223		RPM International, Inc	1,837
23,200	*	RTI International Metals, Inc	541
16,575		Schnitzer Steel Industries, Inc (Class A)	610
13,962		Schweitzer-Mauduit International, Inc	780
34,625	e	Scotts Miracle-Gro Co (Class A)	1,544
123,206		Sealed Air Corp	2,058
30,735	*	Senomyx, Inc	108
38,347		Sensient Technologies Corp	1,248
67,242		Sherwin-Williams Co	4,997
90,851		Sigma-Aldrich Corp	5,614
37,804		Silgan Holdings, Inc	1,389
93,627	*	Solutia, Inc	1,203
76,188		Sonoco Products Co	2,151
130,301		Southern Copper Corp (NY)	3,256
25,932	*	Spartech Corp	83
165,292		Steel Dynamics, Inc	1,640
5,500		Stepan Co	369
78,944	*,e	Stillwater Mining Co	671
21,697	*,e	STR Holdings, Inc	176
10,000	*	SunCoke Energy, Inc	110
79,885		Temple-Inland, Inc	2,506
17,319	e	Texas Industries, Inc	550
10,121	*	Texas Petrochemicals, Inc	203
117,009	*,e	Thompson Creek Metals Co, Inc	710
65,998	e	Titanium Metals Corp	989
1,357	*	United States Lime & Minerals, Inc	54
110,404	e	United States Steel Corp	2,430
4,623	*	Universal Stainless & Alloy	118
21,458	*,e	US Energy Corp Wyoming	50
79,913	*,e	US Gold Corp	320
73,237		Valspar Corp	2,286
11,300	*,e	Verso Paper Corp	19
52,408	*,e	Vista Gold Corp	175
98,368	e	Vulcan Materials Co	2,711
46,839		Walter Energy, Inc	2,811
37,679		Wausau Paper Corp	241
15,532		Westlake Chemical Corp	532
4,506	*	WHX Corp	45
46,555		Worthington Industries, Inc	650
56,274	*	WR Grace & Co	1,874
15,316		Zep, Inc	230
19,213	*,e	Zoltek Cos, Inc	124

		TOTAL MATERIALS	372,511

MEDIA - 3.0%
13,486		AH Belo Corp (Class A)	57
41,954	*	AMC Networks, Inc	1,340
20,466		Arbitron, Inc	677
72,008		Belo (A.H.) Corp (Class A)	352

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

167,818		Cablevision Systems Corp (Class A)	$2,640
502,970		CBS Corp (Class B)	10,251
27,491	*,e	Central European Media Enterprises Ltd (Class A) Nasdaq	215
43,790	*	Charter Communications, Inc	2,051
70,211		Cinemark Holdings, Inc	1,326
28,047	*	Clear Channel Outdoor Holdings, Inc (Class A)	263
2,081,008		Comcast Corp (Class A)	43,493
13,062	*,e	Crown Media Holdings, Inc (Class A)	19
17,373	*,e	Cumulus Media, Inc (Class A)	49
579,083	*	DIRECTV	24,466
213,192	*	Discovery Communications, Inc (Class A)	8,020
153,317		DISH Network Corp (Class A)	3,842
54,653	*,e	DreamWorks Animation SKG, Inc (Class A)	994
18,269	*,e	Entercom Communications Corp (Class A)	96
38,482	*	Entravision Communications Corp (Class A)	39
21,197	*,e	EW Scripps Co (Class A)	148
5,404	*	Fisher Communications, Inc	121
184,081		Gannett Co, Inc	1,754
8,856	*	Global Sources Ltd	60
37,922	*,e	Gray Television, Inc	59
33,505		Harte-Hanks, Inc	284
16,105	*,e	interCLICK, Inc	89
376,254		Interpublic Group of Cos, Inc	2,709
33,375		John Wiley & Sons, Inc (Class A)	1,483
42,642	*	Journal Communications, Inc (Class A)	127
23,300	*	Knology, Inc	302
43,505	*,e	Lamar Advertising Co (Class A)	741
207,281	*	Liberty Global, Inc (Class A)	7,499
52,568	*	Liberty Interactive LLC	3,476
38,482	*	Liberty Media Corp-Liberty Starz	2,446
29,608	*	Lin TV Corp (Class A)	65
40,329	*,e	Lions Gate Entertainment Corp	278
108,249	*,e	Live Nation, Inc	867
45,616	*	Madison Square Garden, Inc	1,040
29,313	*,e	Martha Stewart Living Omnimedia, Inc (Class A)	91
45,516	*,e	McClatchy Co (Class A)	61
230,598		McGraw-Hill Cos, Inc	9,455
19,518		MDC Partners, Inc	281
26,535	e	Meredith Corp	601
16,901		Morningstar, Inc	954
40,500		National CineMedia, Inc	588
104,815	*,e	New York Times Co (Class A)	609
1,738,349		News Corp (Class A)	26,892
7,914	*	Nexstar Broadcasting Group, Inc (Class A)	52
213,171		Omnicom Group, Inc	7,853
11,051		Outdoor Channel Holdings, Inc	63
12,300	*	Pandora Media, Inc	180
7,422	*,e	ReachLocal, Inc	81
60,087		Regal Entertainment Group (Class A)	705
7,217	*	Rentrak Corp	91
2,741	*	Saga Communications, Inc	81
22,736		Scholastic Corp	637

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

69,106		Scripps Networks Interactive (Class A)	$2,569
34,573		Sinclair Broadcast Group, Inc (Class A)	248
2,997,389	*,e	Sirius XM Radio, Inc	4,526
285,406		Thomson Corp	7,717
254,382		Time Warner Cable, Inc	15,942
810,703		Time Warner, Inc	24,297
38,340	*,e	Valassis Communications, Inc	718
444,170		Viacom, Inc (Class B)	17,207
242,160		Virgin Media, Inc	5,897
1,426,524		Walt Disney Co	43,024
3,529	e	Washington Post Co (Class B)	1,154
3,997	*	Westwood One, Inc	15
18,692	e	World Wrestling Entertainment, Inc (Class A)	167

		TOTAL MEDIA	296,494

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.6%
1,175,415		Abbott Laboratories	60,111
30,051	*,e	Achillion Pharmaceuticals, Inc	142
29,951	*	Acorda Therapeutics, Inc	598
6,188	*,e	Acura Pharmaceuticals, Inc	21
5,695	*	Aegerion Pharmaceuticals, Inc	72
30,064	*	Affymax, Inc	135
56,476	*	Affymetrix, Inc	277
264,050	*	Agilent Technologies, Inc	8,252
50,321	*	Akorn, Inc	393
17,349	*	Albany Molecular Research, Inc	49
138,256	*	Alexion Pharmaceuticals, Inc	8,856
70,988	*	Alkermes PLC	1,083
230,440		Allergan, Inc	18,984
63,430	*	Allos Therapeutics, Inc	117
27,380	*,e	Alnylam Pharmaceuticals, Inc	180
16,995	*	AMAG Pharmaceuticals, Inc	251
703,075		Amgen, Inc	38,633
12,703	*,e	Amicus Therapeutics, Inc	49
15,482	*,e	Ampio Pharmaceuticals, Inc	103
96,782	*	Amylin Pharmaceuticals, Inc	893
12,511	*,e	Anthera Pharmaceuticals, Inc	60
12,961	*,e	Ardea Biosciences, Inc	202
148,696	*,e	Arena Pharmaceuticals, Inc	216
101,217	*,e	Ariad Pharmaceuticals, Inc	890
40,003	*	Arqule, Inc	202
33,623	*	Array Biopharma, Inc	66
44,629	*	Astex Pharmaceuticals	86
36,727	*	Auxilium Pharmaceuticals, Inc	551
96,279	*,e	AVANIR Pharmaceuticals, Inc	275
27,927	*,e	AVEO Pharmaceuticals, Inc	430
98,905	*,e	AVI BioPharma, Inc	111
22,254	*,e	BioCryst Pharmaceuticals, Inc	61
182,645	*	Biogen Idec, Inc	17,012
84,714	*	BioMarin Pharmaceuticals, Inc	2,700
8,360	*	BioMimetic Therapeutics, Inc	28
15,217	*	Bio-Rad Laboratories, Inc (Class A)	1,381

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

71,471	*,e	Biosante Pharmaceuticals, Inc	$163
2,885	*,e	Biospecifics Technologies Corp	47
16,168	*,e	Biotime, Inc	71
1,286,596		Bristol-Myers Squibb Co	40,373
64,623	*	Bruker BioSciences Corp	874
28,637	*,e	Cadence Pharmaceuticals, Inc	188
34,601	*	Caliper Life Sciences, Inc	362
20,927	*	Cambrex Corp	105
349,491	*	Celgene Corp	21,639
128,007	*,e	Cell Therapeutics, Inc	136
24,391	*,e	Celldex Therapeutics, Inc	56
56,902	*,e	Cephalon, Inc	4,592
45,716	*	Cepheid, Inc	1,775
39,385	*	Charles River Laboratories International, Inc	1,127
50,100	*,e	Chelsea Therapeutics International, Inc	183
17,313	*,e	Cleveland Biolabs, Inc	44
19,275	*	Codexis, Inc	88
56,439	*,e	Columbia Laboratories, Inc	110
51,595	*,e	Combinatorx, Inc	51
7,924	*,e	Complete Genomics, Inc	47
19,348	*,e	Corcept Therapeutics, Inc	60
5,072	*	Cornerstone Therapeutics, Inc	32
46,271	*	Covance, Inc	2,103
45,663	*	Cubist Pharmaceuticals, Inc	1,613
47,886	*,e	Curis, Inc	151
47,980	*,e	Cytori Therapeutics, Inc	142
110,216	*,e	Dendreon Corp	992
40,825	*	Depomed, Inc	220
50,131	*	Durect Corp	81
18,782	*	Dusa Pharmaceuticals, Inc	69
69,074	*	Dyax Corp	87
88,678	*,e	Dynavax Technologies Corp	165
771,910		Eli Lilly & Co	28,538
16,293	*	Emergent Biosolutions, Inc	251
89,664	*	Endo Pharmaceuticals Holdings, Inc	2,510
11,335	*	Endocyte, Inc	120
18,855	*	Enzo Biochem, Inc	48
31,349	*	Enzon Pharmaceuticals, Inc	221
35,238	*	eResearch Technology, Inc	157
44,787	*	Exact Sciences Corp	297
97,774	*	Exelixis, Inc	534
4,820	*,e	Fluidigm Corp	67
216,110	*	Forest Laboratories, Inc	6,654
7,338	*	Furiex Pharmaceuticals Inc	104
11,423	*,e	Genomic Health, Inc	251
88,925	*,e	Geron Corp	189
592,986	*	Gilead Sciences, Inc	23,007
14,714	*,e	GTx, Inc	49
59,871	*	Halozyme Therapeutics, Inc	368
16,723	*	Harvard Bioscience, Inc	71
6,140	*	Hi-Tech Pharmacal Co, Inc	206
126,136	*	Hospira, Inc	4,667

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

144,582	*	Human Genome Sciences, Inc	$1,835
41,403	*,e	Idenix Pharmaceuticals, Inc	207
93,634	*,e	Illumina, Inc	3,832
54,113	*,e	Immunogen, Inc	593
54,649	*,e	Immunomedics, Inc	175
49,816	*	Impax Laboratories, Inc	892
67,377	*,e	Incyte Corp	941
14,237	*,e	Infinity Pharmaceuticals, Inc	100
36,185	*,e	Inhibitex, Inc	89
19,213	*,e	Insmed, Inc	98
37,443	*	InterMune, Inc	756
38,336	*	Ironwood Pharmaceuticals, Inc	414
74,058	*	Isis Pharmaceuticals, Inc	502
19,803	*	ISTA Pharmaceuticals, Inc	68
16,809	*	Jazz Pharmaceuticals, Inc	698
2,071,974		Johnson & Johnson	132,006
53,997	*,e	Keryx Biopharmaceuticals, Inc	162
38,103	*,e	KV Pharmaceutical Co (Class A)	51
7,363	*,e	Lannett Co, Inc	28
154,334	*,e	Lexicon Pharmaceuticals, Inc	142
136,670	*	Life Technologies Corp	5,252
14,627	*	Ligand Pharmaceuticals, Inc (Class B)	200
31,134	*,e	Luminex Corp	690
55,893	*,e	MannKind Corp	212
16,568	*	MAP Pharmaceuticals, Inc	242
16,427	e	Maxygen, Inc	90
41,466	*	Medicines Co	617
47,245	e	Medicis Pharmaceutical Corp (Class A)	1,723
27,156	*,e	Medivation, Inc	461
5,876		Medtox Scientific, Inc	77
2,333,347		Merck & Co, Inc	76,324
25,691	*,e	Metabolix, Inc	113
24,299	*	Mettler-Toledo International, Inc	3,401
75,576	*,e	Micromet, Inc	363
34,069	*,e	Momenta Pharmaceuticals, Inc	392
332,461	*	Mylan Laboratories, Inc	5,652
65,398	*	Myriad Genetics, Inc	1,226
40,164	*	Nabi Biopharmaceuticals	67
87,448	*	Nektar Therapeutics	424
19,348	*,e	Neostem, Inc	13
37,513	*	Neurocrine Biosciences, Inc	224
69,550	*,e	Novavax, Inc	112
62,195	*	NPS Pharmaceuticals, Inc	405
15,169	*,e	Nymox Pharmaceutical Corp	124
12,855	*	Obagi Medical Products, Inc	117
7,745	*,e	OncoGenex Pharmaceutical, Inc	76
31,842	*,e	Oncothyreon, Inc	190
48,332	*	Onyx Pharmaceuticals, Inc	1,450
69,903	*,e	Opko Health, Inc	303
31,166	*,e	Optimer Pharmaceuticals, Inc	431
23,670	*,e	Orexigen Therapeutics, Inc	47
12,630	*,e	Osiris Therapeutics, Inc	65

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

26,111	*,e	Pacific Biosciences of California, Inc	$84
24,948	e	Pain Therapeutics, Inc	119
26,028	*	Par Pharmaceutical Cos, Inc	693
46,620	*	Parexel International Corp	883
115,867	e	PDL BioPharma, Inc	643
39,629	*,e	Peregrine Pharmaceuticals, Inc	43
86,372		PerkinElmer, Inc	1,659
61,479		Perrigo Co	5,970
5,972,535		Pfizer, Inc	105,594
75,577		Pharmaceutical Product Development, Inc	1,939
35,539	*	Pharmacyclics, Inc	420
57,030	*	Pharmasset, Inc	4,698
25,992	*,e	PharmAthene, Inc	46
15,548	*	Pozen, Inc	37
15,641	*	Progenics Pharmaceuticals, Inc	90
178,940	*,e	Qiagen N.V. (NASDAQ)	2,475
40,523	*	Questcor Pharmaceuticals, Inc	1,105
24,692	*,e	Raptor Pharmaceutical Corp	111
55,800	*,e	Regeneron Pharmaceuticals, Inc	3,248
52,596	*	Rigel Pharmaceuticals, Inc	387
5,222	*,e	Sagent Pharmaceuticals	106
44,827	*	Salix Pharmaceuticals Ltd	1,327
45,925	*,e	Sangamo Biosciences, Inc	200
40,020	*	Santarus, Inc	112
60,281	*,e	Savient Pharmaceuticals, Inc	247
28,586	*	Sciclone Pharmaceuticals, Inc	109
72,220	*,e	Seattle Genetics, Inc	1,377
87,069	*,e	Sequenom, Inc	443
26,901	*,e	SIGA Technologies, Inc	88
47,540	*	Spectrum Pharmaceuticals, Inc	363
6,322	*,e	Sucampo Pharmaceuticals, Inc (Class A)	24
11,524	*,e	Synta Pharmaceuticals Corp	37
21,017	*	Targacept, Inc	315
27,021		Techne Corp	1,838
53,148	*,e	Theravance, Inc	1,070
289,600	*	Thermo Electron Corp	14,666
39,512	*	United Therapeutics Corp	1,481
26,661	*	Vanda Pharmaceuticals, Inc	132
156,727	*	Vertex Pharmaceuticals, Inc	6,981
44,579	*,e	Vical, Inc	111
60,661	*	Viropharma, Inc	1,096
62,291	*,e	Vivus, Inc	503
128,177		Warner Chilcott plc	1,833
70,145	*	Waters Corp	5,295
95,597	*	Watson Pharmaceuticals, Inc	6,524
22,676	*,e	Xenoport, Inc	134
54,772	*,e	ZIOPHARM Oncology, Inc	242

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	731,095

REAL ESTATE - 3.1%
30,272		Acadia Realty Trust	566
4,700	*	AG Mortgage Investment Trust	88

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

10,360	e	Agree Realty Corp	$226
1,574	e	Alexander’s, Inc	568
46,674		Alexandria Real Estate Equities, Inc	2,865
345,824		AMB Property Corp	8,386
24,506		American Assets Trust, Inc	440
51,788		American Campus Communities, Inc	1,927
131,312	e	American Capital Agency Corp	3,559
714,434		Annaly Capital Management, Inc	11,880
96,360		Anworth Mortgage Asset Corp	655
90,448		Apartment Investment & Management Co (Class A)	2,001
13,700	e	Apollo Commercial Real Estate Finance, Inc	180
38,135	*,e	ARMOUR Residential REIT, Inc	259
36,163	e	Ashford Hospitality Trust, Inc	254
38,683	e	Associated Estates Realty Corp	598
70,799		AvalonBay Communities, Inc	8,075
7,072	*,e	Avatar Holdings, Inc	58
99,685		BioMed Realty Trust, Inc	1,652
110,472		Boston Properties, Inc	9,843
101,192	e	Brandywine Realty Trust	811
55,761		BRE Properties, Inc (Class A)	2,361
52,573		Camden Property Trust	2,905
23,300	e	Campus Crest Communities, Inc	254
54,804		Capital Lease Funding, Inc	198
59,367	e	Capstead Mortgage Corp	685
113,740	e	CBL & Associates Properties, Inc	1,292
223,662	*	CBRE Group, Inc	3,010
41,738	e	Cedar Shopping Centers, Inc	130
10,703		Chatham Lodging Trust	106
24,872		Chesapeake Lodging Trust	300
757,920	e	Chimera Investment Corp	2,099
39,627		Cogdell Spencer, Inc	149
66,987		Colonial Properties Trust	1,216
25,359	e	Colony Financial, Inc	328
4,977	e	Consolidated-Tomoka Land Co	131
15,000		Coresite Realty	215
54,562	e	Corporate Office Properties Trust	1,188
67,154		Cousins Properties, Inc	393
44,020	e	CreXus Investment Corp	391
82,463	*	CubeSmart	703
69,256	e	CYS Investments, Inc	837
189,300	e	DCT Industrial Trust, Inc	831
156,133	e	DDR Corp	1,702
131,313		DiamondRock Hospitality Co	918
72,895	e	Digital Realty Trust, Inc	4,021
94,119	e	Douglas Emmett, Inc	1,609
192,154		Duke Realty Corp	2,018
45,206	e	DuPont Fabros Technology, Inc	890
31,087	e	Dynex Capital, Inc	251
20,779	e	EastGroup Properties, Inc	793
56,527	e	Education Realty Trust, Inc	486
35,904		Entertainment Properties Trust	1,400
19,332		Equity Lifestyle Properties, Inc	1,212

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

40,925	e	Equity One, Inc	$649
223,532		Equity Residential	11,595
24,154		Essex Property Trust, Inc	2,899
11,724	e	Excel Trust, Inc	113
71,827	e	Extra Space Storage, Inc	1,338
46,443		Federal Realty Investment Trust	3,827
102,427	*	FelCor Lodging Trust, Inc	239
62,210	*	First Industrial Realty Trust, Inc	498
38,591	e	First Potomac Realty Trust	481
104,902	*	Forest City Enterprises, Inc (Class A)	1,118
29,389	*	Forestar Real Estate Group, Inc	321
56,329	e	Franklin Street Properties Corp	637
431,127		General Growth Properties, Inc	5,217
18,098	e	Getty Realty Corp	261
6,667	e	Gladstone Commercial Corp	105
82,965		Glimcher Realty Trust	587
24,781	e	Government Properties Income Trust	533
56,136	e	Hatteras Financial Corp	1,412
309,882		HCP, Inc	10,864
137,306		Health Care REIT, Inc	6,426
55,374	e	Healthcare Realty Trust, Inc	933
104,583		Hersha Hospitality Trust	362
54,288	e	Highwoods Properties, Inc	1,534
36,266	e	Home Properties, Inc	2,058
94,278		Hospitality Properties Trust	2,002
524,013		Host Marriott Corp	5,733
16,459	*	Howard Hughes Corp	693
55,294		HRPT Properties Trust	1,049
14,600	e	Hudson Pacific Properties	170
64,150	e	Inland Real Estate Corp	468
80,500		Invesco Mortgage Capital, Inc	1,137
61,579	e	Investors Real Estate Trust	443
71,105	*,e	iStar Financial, Inc	414
32,173		Jones Lang LaSalle, Inc	1,667
16,390	e	Kennedy-Wilson Holdings, Inc	174
45,316	e	Kilroy Realty Corp	1,418
312,567		Kimco Realty Corp	4,698
35,097	e	Kite Realty Group Trust	128
65,968	e	LaSalle Hotel Properties	1,267
87,513	e	Lexington Corporate Properties Trust	572
88,122	e	Liberty Property Trust	2,565
21,755		LTC Properties, Inc	551
99,256		Macerich Co	4,231
67,066	e	Mack-Cali Realty Corp	1,794
37,179	*	Maguire Properties, Inc	78
86,187		Medical Properties Trust, Inc	771
267,655		MFA Mortgage Investments, Inc	1,879
27,705		Mid-America Apartment Communities, Inc	1,668
14,218	e	Mission West Properties, Inc	108
20,723	e	Monmouth Real Estate Investment Corp (Class A)	164
20,485	e	National Health Investors, Inc	863
67,418		National Retail Properties, Inc	1,812

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

50,379	e	Newcastle Investment Corp	$205
63,283	e	NorthStar Realty Finance Corp	209
32,022	e	NRDC Acquisition Corp	355
76,065		Omega Healthcare Investors, Inc	1,212
6,398	e	One Liberty Properties, Inc	94
16,523	e	Parkway Properties, Inc	182
36,600	e	Pebblebrook Hotel Trust	573
46,426		Pennsylvania Real Estate Investment Trust	359
21,080		Pennymac Mortgage Investment Trust	335
130,905	e	Piedmont Office Realty Trust, Inc	2,117
120,633		Plum Creek Timber Co, Inc	4,187
38,129		Post Properties, Inc	1,325
30,874		Potlatch Corp	973
13,382		PS Business Parks, Inc	663
106,468		Public Storage, Inc	11,854
21,923	e	RAIT Investment Trust	74
29,459	e	Ramco-Gershenson Properties	242
92,230		Rayonier, Inc	3,393
95,037	e	Realty Income Corp	3,064
60,300	e	Redwood Trust, Inc	674
69,743		Regency Centers Corp	2,464
48,367	e	Resource Capital Corp	242
20,274	e	RLJ Lodging Trust	259
19,029		Sabra Healthcare REIT, Inc	182
6,582	e	Saul Centers, Inc	223
108,382	e	Senior Housing Properties Trust	2,335
222,237		Simon Property Group, Inc	24,441
61,937		SL Green Realty Corp	3,602
21,282	e	Sovran Self Storage, Inc	791
49,920	*,e	St. Joe Co	748
12,552	e	STAG Industrial, Inc	128
72,400		Starwood Property Trust, Inc	1,242
134,064	*	Strategic Hotels & Resorts, Inc	578
16,200	e	Summit Hotel Properties, Inc	114
16,244	e	Sun Communities, Inc	572
89,758	*	Sunstone Hotel Investors, Inc	511
64,882		Tanger Factory Outlet Centers, Inc	1,688
42,522		Taubman Centers, Inc	2,139
11,747	*	Tejon Ranch Co	280
6,500	e	Terreno Realty Corp	83
106,189		Two Harbors Investment Corp	938
162,214	e	UDR, Inc	3,591
6,794	e	UMH Properties, Inc	62
10,285		Universal Health Realty Income Trust	346
19,529		Urstadt Biddle Properties, Inc (Class A)	312
191,957		Ventas, Inc	9,483
139,893		Vornado Realty Trust	10,439
49,089		Washington Real Estate Investment Trust	1,383
92,487	e	Weingarten Realty Investors	1,958
407,759		Weyerhaeuser Co	6,341
6,173	e	Whitestone REIT	69
24,416	e	Winthrop Realty Trust	212

		TOTAL REAL ESTATE	292,283

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

RETAILING - 4.0%
14,742	*	1-800-FLOWERS.COM, Inc (Class A)	$34
34,292	*	99 Cents Only Stores	632
61,275		Aaron’s, Inc	1,547
67,299		Abercrombie & Fitch Co (Class A)	4,143
57,625		Advance Auto Parts, Inc	3,348
61,843	*,e	Aeropostale, Inc	669
274,960	*	Amazon.com, Inc	59,454
149,222		American Eagle Outfitters, Inc	1,749
6,968	*	America’s Car-Mart, Inc	202
39,729	*	Ann Taylor Stores Corp	907
19,614	*	Asbury Automotive Group, Inc	323
10,900	*	Audiovox Corp (Class A)	60
31,301	*,e	Autonation, Inc	1,026
20,083	*	Autozone, Inc	6,410
23,047	e	Barnes & Noble, Inc	273
23,033		Bebe Stores, Inc	155
188,717	*	Bed Bath & Beyond, Inc	10,815
238,182	e	Best Buy Co, Inc	5,550
15,894		Big 5 Sporting Goods Corp	97
54,783	*	Big Lots, Inc	1,908
8,066	*,e	Blue Nile, Inc	285
8,762	*	Body Central Corp	159
9,116	e	Bon-Ton Stores, Inc	45
32,106	e	Brown Shoe Co, Inc	229
19,480	e	Buckle, Inc	749
10,668	*,e	Build-A-Bear Workshop, Inc	54
31,259	*	Cabela’s, Inc	640
168,507	*	Carmax, Inc	4,019
32,976	*	Casual Male Retail Group, Inc	124
21,208		Cato Corp (Class A)	478
88,714	*,e	Charming Shoppes, Inc	231
136,364		Chico’s FAS, Inc	1,559
20,820	*,e	Children’s Place Retail Stores, Inc	969
27,159		Christopher & Banks Corp	96
12,866	*	Citi Trends, Inc	151
46,768	*	Coldwater Creek, Inc	58
48,995	*,e	Collective Brands, Inc	635
12,208	*,e	Conn’s, Inc	88
8,334	*	Core-Mark Holding Co, Inc	255
14,401	*,e	Cost Plus, Inc	91
7,524		Destination Maternity Corp	97
72,153	*	Dick’s Sporting Goods, Inc	2,414
25,912	e	Dillard’s, Inc (Class A)	1,127
74,326	*	Dollar General Corp	2,807
91,848	*	Dollar Tree, Inc	6,899
16,500		DSW, Inc (Class A)	762
143,983		Expedia, Inc	3,708
41,844		Express Parent LLC	849
91,780		Family Dollar Stores, Inc	4,668

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
39,004		Finish Line, Inc (Class A)	$780
118,869		Foot Locker, Inc	2,388
7,500	*	Francesca’s Holdings Corp	159
29,664		Fred’s, Inc (Class A)	316
108,324	*,e	GameStop Corp (Class A)	2,502
266,695		Gap, Inc	4,331
18,687	*	Genesco, Inc	963
118,350		Genuine Parts Co	6,012
16,735	*,e	GNC Holdings, Inc	337
3,931	*,e	Gordmans Stores, Inc	47
16,517	e	Group 1 Automotive, Inc	587
47,951		Guess?, Inc	1,366
16,062		Haverty Furniture Cos, Inc	160
13,509	*,e	hhgregg, Inc	132
20,590	*,e	Hibbett Sports, Inc	698
1,204,931		Home Depot, Inc	39,607
6,500	*	HomeAway, Inc	219
36,184		Hot Topic, Inc	276
30,139	*	HSN, Inc	999
126,540	e	JC Penney Co, Inc	3,389
19,864	*	JOS A Bank Clothiers, Inc	926
13,001	*	Kirkland’s, Inc	119
203,304		Kohl’s Corp	9,982
453,658	*	Liberty Media Holding Corp (Interactive A)	6,701
188,193		Limited Brands, Inc	7,247
20,412	e	Lithia Motors, Inc (Class A)	294
110,420	*	LKQ Corp	2,668
985,152		Lowe’s Cos, Inc	19,054
16,815	*,e	Lumber Liquidators, Inc	254
321,128		Macy’s, Inc	8,452
16,477	*	MarineMax, Inc	107
35,909		Men’s Wearhouse, Inc	937
22,581		Monro Muffler, Inc	744
39,734	*	NetFlix, Inc	4,496
13,306	*	New York & Co, Inc	42
124,877		Nordstrom, Inc	5,704
20,499		Nutri/System, Inc	248
212,310	*	Office Depot, Inc	437
64,982	*	OfficeMax, Inc	315
23,547	*	Orbitz Worldwide, Inc	51
102,656	*	O’Reilly Automotive, Inc	6,840
11,517	*,e	Overstock.com, Inc	107
47,625	*,e	Pacific Sunwear Of California, Inc	57
30,900		Penske Auto Group, Inc	494
37,199		PEP Boys - Manny Moe & Jack	367
6,350	e	PetMed Express, Inc	57
86,299		Petsmart, Inc	3,681
81,262	*	Pier 1 Imports, Inc	795
37,423	*	Priceline.com, Inc	16,819
78,808		RadioShack Corp	916
48,714		Rent-A-Center, Inc	1,337
88,626		Ross Stores, Inc	6,974

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
11,225	*,e	Rue21, Inc	$255
88,313	*,e	Saks, Inc	773
72,533	*	Sally Beauty Holdings, Inc	1,204
28,136	*,e	Sears Holdings Corp	1,618
36,072	*	Select Comfort Corp	504
6,965	*	Shoe Carnival, Inc	164
22,139	*	Shutterfly, Inc	912
65,800	*	Signet Jewelers Ltd	2,224
27,187	e	Sonic Automotive, Inc (Class A)	293
3,181	*	Sourceforge, Inc	64
30,798		Stage Stores, Inc	427
539,841		Staples, Inc	7,180
17,973		Stein Mart, Inc	112
9,938		Systemax, Inc	126
54,244	*,e	Talbots, Inc	146
521,499		Target Corp	25,574
5,400	*	Teavana Holdings, Inc	110
97,585		Tiffany & Co	5,935
291,314		TJX Companies, Inc	16,160
54,506		Tractor Supply Co	3,409
21,617	*	Tuesday Morning Corp	76
34,631	*	Ulta Salon Cosmetics & Fragrance, Inc	2,155
90,986	*	Urban Outfitters, Inc	2,031
9,604	*	US Auto Parts Network, Inc	49
31,872	*	Valuevision International, Inc (Class A)	75
19,111	*	Vitamin Shoppe, Inc	716
11,292	*	West Marine, Inc	87
73,584	*	Wet Seal, Inc (Class A)	330
80,479		Williams-Sonoma, Inc	2,478
1,945		Winmark Corp	90
24,636	*,e	Zale Corp	70
17,544	*,e	Zumiez, Inc	307
		TOTAL RETAILING	381,692

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
25,828	*	Advanced Analogic Technologies, Inc	112
29,482	*	Advanced Energy Industries, Inc	254
466,383	*	Advanced Micro Devices, Inc	2,369
11,245	*	Alpha & Omega Semiconductor Lt	92
244,350		Altera Corp	7,704
86,945	*,e	Amkor Technology, Inc	379
7,247	*,e	Amtech Systems, Inc	58
47,982	*,e	Anadigics, Inc	104
226,802		Analog Devices, Inc	7,088
989,600		Applied Materials, Inc	10,242
51,846	*	Applied Micro Circuits Corp	278
351,660	*	Atmel Corp	2,838
24,963	*	ATMI, Inc	395
141,941		Avago Technologies Ltd	4,651
61,290	*	Axcelis Technologies, Inc	74
23,951	*	AXT, Inc	121
404,673		Broadcom Corp (Class A)	13,472

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
52,087		Brooks Automation, Inc	$425
17,924	*	Cabot Microelectronics Corp	616
36,515	*	Cavium Networks, Inc	986
18,075	*	Ceva, Inc	439
50,384	*,e	Cirrus Logic, Inc	743
15,857		Cohu, Inc	157
80,481	*,e	Cree, Inc	2,091
6,193	*	CSR plc (ADR)	83
23,525	*	Cymer, Inc	875
128,589		Cypress Semiconductor Corp	1,925
28,713	*	Diodes, Inc	515
21,955	*	DSP Group, Inc	130
105,554	*	Entegris, Inc	673
59,143	*,e	Entropic Communications, Inc	244
25,111	*	Exar Corp	143
95,996	*	Fairchild Semiconductor International, Inc	1,037
44,208	*,e	First Solar, Inc	2,794
34,973	*	Formfactor, Inc	218
31,290	*	Freescale Semiconductor Holdings Ltd	345
12,025	*	FSI International, Inc	23
13,134	*	GSI Technology, Inc	65
94,807	*,e	GT Solar International, Inc	666
22,180	*	Hittite Microwave Corp	1,080
15,509	*	Inphi Corp	136
110,719	*	Integrated Device Technology, Inc	570
19,660	*	Integrated Silicon Solution, Inc	154
4,001,445		Intel Corp	85,350
54,670	*	International Rectifier Corp	1,018
94,162		Intersil Corp (Class A)	969
16,725	*	IXYS Corp	182
128,607		Kla-Tencor Corp	4,923
50,517	*	Kopin Corp	173
53,200	*	Kulicke & Soffa Industries, Inc	397
94,102	*	Lam Research Corp	3,574
90,159	*	Lattice Semiconductor Corp	473
172,947		Linear Technology Corp	4,782
463,465	*	LSI Logic Corp	2,401
37,527	*	LTX-Credence Corp	199
378,552	*	Marvell Technology Group Ltd	5,500
226,036		Maxim Integrated Products, Inc	5,273
12,640	*	MaxLinear, Inc	82
172,909	*	MEMC Electronic Materials, Inc	906
40,439		Micrel, Inc	383
144,577	e	Microchip Technology, Inc	4,498
661,530	*	Micron Technology, Inc	3,334
65,939	*	Microsemi Corp	1,054
24,281	*,e	Mindspeed Technologies, Inc	126
39,820	*,e	MIPS Technologies, Inc	193
38,788		MKS Instruments, Inc	842
21,310	*,e	Monolithic Power Systems, Inc	217
20,301	*,e	MoSys, Inc	74
13,765	*	Nanometrics, Inc	200

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
52,264	*	Netlogic Microsystems, Inc	$2,514
52,784	*	Novellus Systems, Inc	1,439
3,184	*,e	NVE Corp	193
452,420	*	Nvidia Corp	5,655
42,750	*	Omnivision Technologies, Inc	600
334,921	*	ON Semiconductor Corp	2,401
17,237	*,e	PDF Solutions, Inc	70
19,298	*	Pericom Semiconductor Corp	143
46,544	*,e	Photronics, Inc	232
26,715	*	PLX Technology, Inc	80
173,538	*	PMC - Sierra, Inc	1,038
22,028	e	Power Integrations, Inc	674
74,010	*,e	Rambus, Inc	1,036
209,504	*	RF Micro Devices, Inc	1,328
11,027	*	Rubicon Technology, Inc	121
20,900	*	Rudolph Technologies, Inc	140
50,038	*	Semtech Corp	1,056
27,850	*	Sigma Designs, Inc	218
56,384	*	Silicon Image, Inc	331
32,688	*,e	Silicon Laboratories, Inc	1,095
143,829	*	Skyworks Solutions, Inc	2,580
38,295	*	Spansion, Inc	468
18,903	*,e	Standard Microsystems Corp	367
69,345	*,e	Sunpower Corp (Class A)	561
8,595	*	Supertex, Inc	149
138,239	*,e	Teradyne, Inc	1,522
36,930	*	Tessera Technologies, Inc	441
877,245		Texas Instruments, Inc	23,379
121,131	*	Triquint Semiconductor, Inc	608
17,159	*	Ultra Clean Holdings	74
18,851	*	Ultratech, Inc	323
56,064	*	Varian Semiconductor Equipment Associates, Inc	3,428
31,233	*,e	Veeco Instruments, Inc	762
18,190	*	Volterra Semiconductor Corp	350
199,973		Xilinx, Inc	5,487
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	255,350

SOFTWARE & SERVICES - 9.4%
38,595	*	Accelrys, Inc	234
485,564		Accenture plc	25,581
27,282	*	ACI Worldwide, Inc	751
9,202	*,e	Active Network, Inc	136
323,808		Activision Blizzard, Inc	3,853
40,528	*	Actuate Corp	224
62,110	*	Acxiom Corp	661
381,125	*	Adobe Systems, Inc	9,212
24,736	*	Advent Software, Inc	516
143,070	*	Akamai Technologies, Inc	2,844
39,116	*	Alliance Data Systems Corp	3,626
138,680	*	Amdocs Ltd	3,761
15,720		American Software, Inc (Class A)	114
23,866	*,e	Ancestry.com, Inc	561

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
70,574	*	Ansys, Inc	$3,461
80,190	*	AOL, Inc	962
74,946	*	Ariba, Inc	2,077
63,576	*	Aspen Technology, Inc	971
173,236	*	Autodesk, Inc	4,812
378,100		Automatic Data Processing, Inc	17,828
17,200	*	Bankrate, Inc	262
35,258		Blackbaud, Inc	785
27,255	*,e	Blackboard, Inc	1,217
135,036	*	BMC Software, Inc	5,207
16,977	*	Booz Allen Hamilton Holding Co	252
24,349	*	Bottomline Technologies, Inc	490
90,770		Broadridge Financial Solutions, Inc	1,828
16,789	*,e	BroadSoft, Inc	510
288,789		CA, Inc	5,605
23,036	*	CACI International, Inc (Class A)	1,150
201,713	*	Cadence Design Systems, Inc	1,864
23,561	*,e	Callidus Software, Inc	109
32,719	*	Cardtronics, Inc	750
6,400	e	Cass Information Systems, Inc	199
52,926	*	Ciber, Inc	160
142,733	*	Citrix Systems, Inc	7,783
10,743	*,m	Clinical Data, Inc	10
229,932	*	Cognizant Technology Solutions Corp (Class A)	14,417
33,451	*	Commvault Systems, Inc	1,240
116,063		Computer Sciences Corp	3,116
11,045	*	Computer Task Group, Inc	123
173,306	*	Compuware Corp	1,328
24,577	*	comScore, Inc	415
34,178	*,e	Concur Technologies, Inc	1,272
21,930	*,e	Constant Contact, Inc	379
80,273	*	Convergys Corp	753
9,530	*	Convio, Inc	80
8,741	*,e	Cornerstone OnDemand, Inc	110
28,626	*	CSG Systems International, Inc	362
30,663	*	DealerTrack Holdings, Inc	480
13,498	*,e	Deltek, Inc	81
6,000	*	Demand Media, Inc	48
25,056	*,e	DemandTec, Inc	164
37,330	*	Dice Holdings, Inc	292
29,296	*	Digital River, Inc	607
5,437	*	DMRC Corp	138
27,367		DST Systems, Inc	1,199
7,224	*,e	Dynamics Research Corp	64
82,942		Earthlink, Inc	542
869,111	*	eBay, Inc	25,629
23,473	*,e	Ebix, Inc	345
7,871	*,e	Echo Global Logistics, Inc	105
250,141	*	Electronic Arts, Inc	5,115
15,051	*	Envestnet, Inc	151
25,591		EPIQ Systems, Inc	321
2,603	*	ePlus, Inc	64

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
35,741	*	Equinix, Inc	$3,175
36,402	*	Euronet Worldwide, Inc	573
13,663	*	ExlService Holdings, Inc	301
34,865		Factset Research Systems, Inc	3,102
30,409		Fair Isaac Corp	664
22,225	*	FalconStor Software, Inc	65
197,402		Fidelity National Information Services, Inc	4,801
74,050	*	First American Corp	790
108,079	*	Fiserv, Inc	5,487
11,158	*	FleetCor Technologies, Inc	293
11,266		Forrester Research, Inc	366
86,075	*	Fortinet, Inc	1,446
74,422	*	Gartner, Inc	2,595
96,351	*	Genpact Ltd	1,386
19,206	*,e,m	Gerber Scientific, Inc	0	^
38,913	*	Global Cash Access, Inc	100
60,916		Global Payments, Inc	2,460
49,882	*,e	Glu Mobile, Inc	105
190,272	*	Google, Inc (Class A)	97,871
9,927	*	Guidance Software, Inc	64
30,102	*	Hackett Group, Inc	112
28,656		Heartland Payment Systems, Inc	565
58,809	*	IAC/InterActiveCorp	2,326
23,666	e	iGate Corp	273
80,970	*	Informatica Corp	3,316
23,086	*	Infospace, Inc	193
9,285	*	Interactive Intelligence, Inc	252
34,783	*	Internap Network Services Corp	171
915,501		International Business Machines Corp	160,241
226,527	*	Intuit, Inc	10,746
34,679		j2 Global Communications, Inc	933
64,463		Jack Henry & Associates, Inc	1,868
32,026	*	JDA Software Group, Inc	751
20,173	*	Kenexa Corp	316
10,875		Keynote Systems, Inc	230
27,331	*,e	KIT Digital, Inc	230
19,259	*	Knot, Inc	157
68,025		Lender Processing Services, Inc	931
50,961	*,e	Limelight Networks, Inc	120
6,825	*,e	LinkedIn Corp	533
44,720	*	Lionbridge Technologies	110
14,351	*	Liquidity Services, Inc	460
40,701	*	Liveperson, Inc	405
15,508	*	LogMeIn, Inc	515
12,620	*	LoopNet, Inc	216
51,504	*	Magma Design Automation, Inc	234
15,963	*	Manhattan Associates, Inc	528
18,418		Mantech International Corp (Class A)	578
16,386	e	Marchex, Inc (Class B)	139
81,137		Mastercard, Inc (Class A)	25,734
25,522		MAXIMUS, Inc	891
73,403	*	Mentor Graphics Corp	706

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
60,589	*	Micros Systems, Inc	$2,660
5,609,324		Microsoft Corp	139,617
6,006	*	MicroStrategy, Inc (Class A)	685
33,165		ModusLink Global Solutions, Inc	116
62,930	*	MoneyGram International, Inc	147
27,277	*	Monotype Imaging Holdings, Inc	331
95,930	*	Monster Worldwide, Inc	689
27,889	*,e	Motricity, Inc	47
117,341	*	Move, Inc	170
7,188	*	NCI, Inc (Class A)	86
25,316	*	Ness Technologies, Inc	194
28,739	*	Netscout Systems, Inc	328
20,451	*	NetSuite, Inc	552
55,861	*	NeuStar, Inc (Class A)	1,404
48,579		NIC, Inc	556
178,400	*	Nuance Communications, Inc	3,632
17,950	*,e	OpenTable, Inc	826
63,876	*,e	Openwave Systems, Inc	100
11,138		Opnet Technologies, Inc	389
2,903,317		Oracle Corp	83,441
90,859	*	Parametric Technology Corp	1,397
243,091		Paychex, Inc	6,410
12,459	e	Pegasystems, Inc	381
20,679	*	Perficient, Inc	151
14,513	*	PRG-Schultz International, Inc	69
50,287	*	Progress Software Corp	883
14,689	*	PROS Holdings, Inc	189
3,320	*	QAD, Inc (Class A)	35
53,768	*	QLIK Technologies, Inc	1,165
47,293	*	Quest Software, Inc	751
20,643	*	QuinStreet, Inc	214
77,245	*	Rackspace Hosting, Inc	2,637
29,852	*,e	RealD, Inc	279
18,038		RealNetworks, Inc	152
22,836	*	RealPage, Inc	467
145,439	*	Red Hat, Inc	6,146
10,418		Renaissance Learning, Inc	175
7,378	*	Responsys, Inc	80
17,574	*	RightNow Technologies, Inc	581
8,173	*,e	Rosetta Stone, Inc	75
85,331	*	Rovi Corp	3,668
41,988	*	S1 Corp	385
18,173	*	Saba Software, Inc	105
211,037	*	SAIC, Inc	2,492
100,810	*	Salesforce.com, Inc	11,521
83,759		Sapient Corp	849
9,258	*	Sciquest, Inc	138
21,571	*	Seachange International, Inc	166
7,451	*,e	ServiceSource International LLC	98
20,806	*,e	Smith Micro Software, Inc	32
43,415	*	SolarWinds, Inc	956
53,861	e	Solera Holdings, Inc	2,720

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
20,938	*,e	Sourcefire, Inc	$560
6,377	*	SPS Commerce, Inc	104
8,406	*	SRS Labs, Inc	60
19,523	*	SS&C Technologies Holdings, Inc	279
12,380		Stamps.com, Inc	253
60,325	*,e	SuccessFactors, Inc	1,387
32,388	*	SupportSoft, Inc	64
570,729	*	Symantec Corp	9,303
20,217	*	Synchronoss Technologies, Inc	504
111,101	*	Synopsys, Inc	2,706
11,726		Syntel, Inc	506
24,737	*	TA Indigo Holding Corp	186
54,620	*	Take-Two Interactive Software, Inc	695
30,543	*	Taleo Corp (Class A)	786
6,100	*	Tangoe, Inc	69
4,323	*	TechTarget, Inc	25
29,873	*	TeleCommunication Systems, Inc (Class A)	103
12,644	*,e	TeleNav, Inc	112
19,317	*,e	TeleTech Holdings, Inc	294
128,452	*	Teradata Corp	6,876
48,928	*,e	THQ, Inc	85
124,754	*	TIBCO Software, Inc	2,793
92,801	*	TiVo, Inc	867
19,243	*	TNS, Inc	362
121,982		Total System Services, Inc	2,065
4,369	*,e	Travelzoo, Inc	96
27,050	*,e	Tyler Technologies, Inc	684
19,182	*	Ultimate Software Group, Inc	896
32,818	*,e	Unisys Corp	515
61,183		United Online, Inc	320
62,276	*	Valueclick, Inc	969
19,828	*	Vasco Data Security International	101
76,311	*	VeriFone Systems, Inc	2,672
14,384	*	Verint Systems, Inc	378
127,769		VeriSign, Inc	3,655
29,764	e	VirnetX Holding Corp	446
11,849	*	Virtusa Corp	156
395,597		Visa, Inc (Class A)	33,912
33,510	*,e	VistaPrint Ltd	906
63,347	*	VMware, Inc (Class A)	5,092
11,624	*	Vocus, Inc	195
60,808	*,e	Wave Systems Corp	142
46,090	*	WebMD Health Corp (Class A)	1,390
29,640	*	Websense, Inc	513
22,635	*,e	Website Pros, Inc	158
478,647		Western Union Co	7,319
29,100	*	Wright Express Corp	1,107
989,958	*	Yahoo!, Inc	13,027
3,100	*	Zillow, Inc	85
47,197	*	Zix Corp	126
		TOTAL SOFTWARE & SERVICES	896,971

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT - 6.6%
41,025	*	Acme Packet, Inc	$1,747
49,633		Adtran, Inc	1,313
18,766	*,e	Agilysys, Inc	134
133,451		Amphenol Corp (Class A)	5,441
14,600	*	Anaren, Inc	280
21,570		Anixter International, Inc	1,023
699,016	*	Apple, Inc	266,452
94,272	*	Arris Group, Inc	971
89,079	*	Arrow Electronics, Inc	2,475
65,293	*,e	Aruba Networks, Inc	1,365
24,879	*	Avid Technology, Inc	193
115,335	*	Avnet, Inc	3,008
34,410		AVX Corp	408
15,077	*	AX Holding Corp	137
7,316		Bel Fuse, Inc (Class B)	114
29,704	*	Benchmark Electronics, Inc	386
24,403	*	BigBand Networks, Inc	31
13,787		Black Box Corp	294
32,159	*	Blue Coat Systems, Inc	446
30,312	*,e	Bookham, Inc	110
53,964	*	Brightpoint, Inc	497
362,901	*	Brocade Communications Systems, Inc	1,568
28,887	*,e	Calix Networks, Inc	225
30,668	*	Checkpoint Systems, Inc	416
70,799	*,e	Ciena Corp	793
4,150,940		Cisco Systems, Inc	64,299
32,766		Cognex Corp	888
19,403	*	Coherent, Inc	834
5,175		Communications Systems, Inc	67
22,382		Comtech Telecommunications Corp	629
1,187,054		Corning, Inc	14,671
22,453	*	Cray, Inc	119
23,637		CTS Corp	192
22,322		Daktronics, Inc	192
10,171		DDi Corp	74
1,231,693	*	Dell, Inc	17,428
20,194	*	DG FastChannel, Inc	342
47,853		Diebold, Inc	1,316
18,652	*	Digi International, Inc	205
41,327	*	Dolby Laboratories, Inc (Class A)	1,134
44,988	*	Dot Hill Systems Corp	68
15,044	*	DTS, Inc	374
24,998	*,e	Echelon Corp	175
28,785	*	EchoStar Corp (Class A)	651
11,677		Electro Rent Corp	161
17,062	*	Electro Scientific Industries, Inc	203
39,428	*	Electronics for Imaging, Inc	531
12,190	*,e	eMagin Corp	32
1,551,021	*	EMC Corp	32,556
35,109	*,e	EMCORE Corp	35
65,177	*	Emulex Corp	417

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
89,895	*	Extreme Networks, Inc	$238
61,700	*	F5 Networks, Inc	4,384
15,539	*,e	Fabrinet	291
12,851	*	FARO Technologies, Inc	405
29,895	*	FEI Co	896
65,242	*	Finisar Corp	1,144
118,407		Flir Systems, Inc	2,966
12,700	*	Fusion-io, Inc	241
14,375	*	Globecomm Systems, Inc	194
20,123	*	GSI Group, Inc	155
85,574	*	Harmonic, Inc	365
94,007	e	Harris Corp	3,212
42,057	*	Harris Stratex Networks, Inc (Class A)	99
1,502,129		Hewlett-Packard Co	33,723
21,588	*	Imation Corp	158
18,659	*	Immersion Corp	112
88,583	*,e	Infinera Corp	684
116,956	*	Ingram Micro, Inc (Class A)	1,887
34,716	*	Insight Enterprises, Inc	526
32,759	e	InterDigital, Inc	1,526
45,111	*	Intermec, Inc	294
14,156	*	Intevac, Inc	99
21,046	*	IPG Photonics Corp	914
31,091	*	Itron, Inc	917
29,634	*	Ixia	227
147,311		Jabil Circuit, Inc	2,621
165,013	*	JDS Uniphase Corp	1,645
401,021	*	Juniper Networks, Inc	6,922
33,781	*	Kemet Corp	242
10,929	*	KVH Industries, Inc	86
12,911	*	LeCroy Corp	102
60,595	*	Lexmark International, Inc (Class A)	1,638
17,104		Littelfuse, Inc	688
8,072	*	Loral Space & Communications, Inc	404
22,942	*,e	Maxwell Technologies, Inc	422
11,532	*	Measurement Specialties, Inc	299
23,128	*	Mercury Computer Systems, Inc	266
8,476	*,e	Meru Networks, Inc	69
28,385		Methode Electronics, Inc	211
60,310	*,e	Microvision, Inc	41
103,296	e	Molex, Inc	2,104
194,156	*	Motorola Mobility Holdings, Inc	7,335
228,165		Motorola, Inc	9,560
13,932		MTS Systems Corp	427
9,079	*	Multi-Fineline Electronix, Inc	181
69,482		National Instruments Corp	1,588
122,276	*	NCR Corp	2,065
6,600	*,e	NeoPhotonics Corp Ltd	45
277,187	*	NetApp, Inc	9,408
28,803	*	Netgear, Inc	746
27,910	*	Newport Corp	302
26,247	*,e	Novatel Wireless, Inc	79

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
7,509	*	Numerex Corp	$42
38,785	*,e	OCZ Technology Group, Inc	188
15,398	*	Oplink Communications, Inc	233
39,024	*	OpNext, Inc	49
28,044	*	Orbcomm, Inc	72
14,702	*	OSI Systems, Inc	493
18,452		Park Electrochemical Corp	394
6,868	*	PC Connection, Inc	55
37,039		Plantronics, Inc	1,054
27,845	*	Plexus Corp	630
135,032	*	Polycom, Inc	2,481
53,353	*,e	Power-One, Inc	240
93,835	*,e	Powerwave Technologies, Inc	161
8,810	*	Procera Networks, Inc	85
79,841	*	QLogic Corp	1,012
1,260,034		Qualcomm, Inc	61,276
171,155	*	Quantum Corp	310
25,143	*,e	Rackable Systems, Inc	300
15,185	*	Radisys Corp	93
11,626		Richardson Electronics Ltd	158
7,282		Rimage Corp	92
117,498	*,e	Riverbed Technology, Inc	2,345
21,664	*	Rofin-Sinar Technologies, Inc	416
12,342	*	Rogers Corp	483
180,113	*	SanDisk Corp	7,268
61,646	*	Sanmina-SCI Corp	412
22,159	*	Scansource, Inc	655
28,820	*	SCM Microsystems, Inc	57
31,292	*	ShoreTel, Inc	156
165,491	*	Sonus Networks, Inc	359
20,704	*,e	STEC, Inc	210
15,369	*,e	Stratasys, Inc	285
20,839	*	Super Micro Computer, Inc	261
14,861		Sycamore Networks, Inc	268
35,188	*	Symmetricom, Inc	153
26,694	*,e	Synaptics, Inc	638
16,588	*	SYNNEX Corp	435
35,560	*	Tech Data Corp	1,537
38,313	e	Technitrol, Inc	110
50,795	*	Tekelec	307
277,614		Tellabs, Inc	1,191
94,008	*	Trimble Navigation Ltd	3,154
41,884	*	TTM Technologies, Inc	398
29,474	*,e	Universal Display Corp	1,413
27,617	*	Viasat, Inc	920
3,408	*,e	Viasystems Group, Inc	60
119,020	*	Vishay Intertechnology, Inc	995
9,508	*	Vishay Precision Group, Inc	125
40,762	*	Westell Technologies, Inc	88
175,363	*	Western Digital Corp	4,510
1,063,212		Xerox Corp	7,411
25,096	*	X-Rite, Inc	94

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
23,047	e	Xyratex Ltd	$214
41,665	*	Zebra Technologies Corp (Class A)	1,289
12,959	*	Zygo Corp	150
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	640,358

TELECOMMUNICATION SERVICES - 3.0%
46,463	*,e	8x8, Inc	189
16,682		AboveNet, Inc	894
39,332	e	Alaska Communications Systems Group, Inc	258
299,404	*	American Tower Corp (Class A)	16,108
4,476,420		AT&T, Inc	127,668
7,918		Atlantic Tele-Network, Inc	260
20,132	*,e	Cbeyond Communications, Inc	142
462,109		CenturyTel, Inc	15,305
168,115	*	Cincinnati Bell, Inc	519
136,103	*,e	Clearwire Corp (Class A)	317
35,274	*	Cogent Communications Group, Inc	474
20,626		Consolidated Communications Holdings, Inc	372
219,871	*	Crown Castle International Corp	8,942
16,551	*,e	Fairpoint Communications, Inc	71
762,890	e	Frontier Communications Corp	4,661
38,028	*	General Communication, Inc (Class A)	312
23,031	*,e	Global Crossing Ltd	551
55,768	*,e	Globalstar, Inc	23
10,686	e	HickoryTech Corp	103
10,513		IDT Corp (Class B)	214
24,433	*,e	inContact, Inc	84
33,317	*	Iridium Communications, Inc	207
46,753	*,e	Leap Wireless International, Inc	323
1,307,010	*,e	Level 3 Communications, Inc	1,947
212,720	*	MetroPCS Communications, Inc	1,853
25,073	*	Neutral Tandem, Inc	243
128,973	*	NII Holdings, Inc (Class B)	3,476
23,518		NTELOS Holdings Corp	417
89,041	*	PAETEC Holding Corp	471
46,371	*	Premiere Global Services, Inc	298
86,257	*	SBA Communications Corp (Class A)	2,974
18,151		Shenandoah Telecom Co	202
2,271,081	*	Sprint Nextel Corp	6,904
11,067		SureWest Communications	116
65,013	e	Telephone & Data Systems, Inc	1,382
26,456	*,e	Towerstream Corp	68
108,826	*	tw telecom inc (Class A)	1,798
5,129	*	US Cellular Corp	203
18,421		USA Mobility, Inc	243
2,138,494		Verizon Communications, Inc	78,697
95,787	*	Vonage Holdings Corp	249
378,977	e	Windstream Corp	4,419
		TOTAL TELECOMMUNICATION SERVICES	283,957

TRANSPORTATION - 1.8%
44,655	*	Air Transport Services Group, Inc	193

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
27,508	*	Alaska Air Group, Inc	$1,548
30,756	e	Alexander & Baldwin, Inc	1,124
9,924	e	Allegiant Travel Co	468
6,973	*	Amerco, Inc	435
234,666	*,e	AMR Corp	695
19,331		Arkansas Best Corp	312
19,165	*	Atlas Air Worldwide Holdings, Inc	638
79,295	*	Avis Budget Group, Inc	767
12,726	e	Baltic Trading Ltd	59
16,346		Celadon Group, Inc	145
125,392		CH Robinson Worldwide, Inc	8,586
40,201		Con-Way, Inc	890
23,678		Copa Holdings S.A. (Class A)	1,451
834,193		CSX Corp	15,574
644,364	*	Delta Air Lines, Inc	4,833
22,195	*	Dollar Thrifty Automotive Group, Inc	1,250
51,764	*,e	Eagle Bulk Shipping, Inc	81
26,769	*,e	Excel Maritime Carriers Ltd	56
162,491		Expeditors International Washington, Inc	6,589
239,546		FedEx Corp	16,212
22,919		Forward Air Corp	583
20,776	*,e	Genco Shipping & Trading Ltd	162
29,936	*	Genesee & Wyoming, Inc (Class A)	1,393
40,654	*	Hawaiian Holdings, Inc	171
38,365	e	Heartland Express, Inc	520
183,917	*	Hertz Global Holdings, Inc	1,637
28,105	*	Hub Group, Inc (Class A)	795
4,290		International Shipholding Corp	79
70,799		J.B. Hunt Transport Services, Inc	2,557
181,414	*,e	JetBlue Airways Corp	744
82,727	*	Kansas City Southern Industries, Inc	4,133
39,152	*	Kirby Corp	2,061
42,524		Knight Transportation, Inc	566
34,523		Landstar System, Inc	1,366
10,239		Marten Transport Ltd	177
265,397		Norfolk Southern Corp	16,195
36,263	*,e	Old Dominion Freight Line	1,051
31,042	*	Pacer International, Inc	116
6,136	*	Park-Ohio Holdings Corp	74
3,411	*	Patriot Transportation Holding, Inc	69
11,331	*	Quality Distribution, Inc	102
16,300	*	RailAmerica, Inc	212
40,702	*,e	Republic Airways Holdings, Inc	115
8,012	*	Roadrunner Transportation Services Holdings, Inc	110
39,335		Ryder System, Inc	1,475
9,635	*	Saia, Inc	101
40,260		Skywest, Inc	463
598,461		Southwest Airlines Co	4,812
12,178	*	Spirit Airlines, Inc	152
60,697	*	Swift Transportation Co, Inc	391
254,115	*	UAL Corp	4,925
18,066	*,e	Ultrapetrol Bahamas Ltd	41

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
370,994		Union Pacific Corp	$30,298
554,538		United Parcel Service, Inc (Class B)	35,020
3,884		Universal Truckload Services, Inc	50
126,271	*,e	US Airways Group, Inc	694
81,226		UTI Worldwide, Inc	1,059
33,067		Werner Enterprises, Inc	689
15,800	*	Wesco Aircraft Holdings, Inc	173
7,765	*,e	Zipcar, Inc	140
		TOTAL TRANSPORTATION	177,377

UTILITIES - 4.0%
502,487	*	AES Corp	4,904
59,868		AGL Resources, Inc	2,439
24,428		Allete, Inc	895
81,807		Alliant Energy Corp	3,164
183,716		Ameren Corp	5,469
362,712		American Electric Power Co, Inc	13,790
16,487		American States Water Co	559
131,951		American Water Works Co, Inc	3,983
104,679		Aqua America, Inc	2,258
4,909		Artesian Resources Corp	86
45,246	e	Atlantic Power Corp	642
69,174		Atmos Energy Corp	2,245
43,026		Avista Corp	1,026
29,085	e	Black Hills Corp	891
8,402	*,e	Cadiz, Inc	66
35,650		California Water Service Group	631
267,409	*	Calpine Corp	3,765
321,488		Centerpoint Energy, Inc	6,308
10,819		Central Vermont Public Service Corp	381
13,300		CH Energy Group, Inc	694
8,826		Chesapeake Utilities Corp	354
45,284		Cleco Corp	1,546
188,036		CMS Energy Corp	3,721
6,221		Connecticut Water Service, Inc	156
220,183		Consolidated Edison, Inc	12,555
10,306	e	Consolidated Water Co, Inc	81
142,412		Constellation Energy Group, Inc	5,420
435,837		Dominion Resources, Inc	22,127
85,290		DPL, Inc	2,571
127,357		DTE Energy Co	6,243
1,006,612		Duke Energy Corp	20,122
75,150	*,e	Dynegy, Inc (Class A)	310
245,806		Edison International	9,402
34,619		El Paso Electric Co	1,111
35,476	e	Empire District Electric Co	688
134,820		Entergy Corp	8,937
501,378		Exelon Corp	21,364
317,277		FirstEnergy Corp	14,249
104,313		Great Plains Energy, Inc	2,013
73,366		Hawaiian Electric Industries, Inc	1,781
34,349		Idacorp, Inc	1,298

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
59,780		Integrys Energy Group, Inc	$2,907
37,881		ITC Holdings Corp	2,933
18,300		Laclede Group, Inc	709
144,690		MDU Resources Group, Inc	2,777
16,000		MGE Energy, Inc	651
9,765		Middlesex Water Co	167
58,843		National Fuel Gas Co	2,864
31,721		New Jersey Resources Corp	1,350
317,782		NextEra Energy, Inc	17,167
35,013		Nicor, Inc	1,926
208,593		NiSource, Inc	4,460
134,366		Northeast Utilities	4,521
18,551		Northwest Natural Gas Co	818
27,832		NorthWestern Corp	889
184,642	*	NRG Energy, Inc	3,916
76,892		NSTAR	3,446
176,210		NV Energy, Inc	2,592
75,923		OGE Energy Corp	3,628
81,923		Oneok, Inc	5,409
13,917	e	Ormat Technologies, Inc	224
29,407	e	Otter Tail Corp	538
3,531		Pennichuck Corp	99
168,153		Pepco Holdings, Inc	3,181
299,242		PG&E Corp	12,661
55,696		Piedmont Natural Gas Co, Inc	1,609
81,375		Pinnacle West Capital Corp	3,494
64,221		PNM Resources, Inc	1,055
58,032		Portland General Electric Co	1,375
436,957		PPL Corp	12,471
222,068		Progress Energy, Inc	11,485
380,899		Public Service Enterprise Group, Inc	12,711
135,152		Questar Corp	2,394
582,024	*	RRI Energy, Inc	1,618
87,177	e	SCANA Corp	3,526
178,686		Sempra Energy	9,202
10,436		SJW Corp	227
22,925		South Jersey Industries, Inc	1,141
643,005		Southern Co	27,245
34,400		Southwest Gas Corp	1,244
163,004		TECO Energy, Inc	2,792
85,402		UGI Corp	2,244
38,476	e	UIL Holdings Corp	1,267
27,775		Unisource Energy Corp	1,002
11,594		Unitil Corp	298
62,527		Vectren Corp	1,693
86,960	e	Westar Energy, Inc	2,297
38,842		WGL Holdings, Inc	1,518
175,600		Wisconsin Energy Corp	5,495
360,957		Xcel Energy, Inc	8,912
9,006		York Water Co	146
		TOTAL UTILITIES	388,539
		TOTAL COMMON STOCKS	9,585,710
		(Cost $8,854,321)

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
SHORT-TERM INVESTMENTS - 3.2%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.2%
310,993,648	x	TIAA - CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$310,994
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	310,994

		TOTAL SHORT-TERM INVESTMENTS	310,994
		(Cost $310,994)
		TOTAL INVESTMENTS - 102.9%	9,896,704
		(Cost $9,165,315)
		OTHER ASSETS & LIABILITIES, NET - (2.9)%	(274,437)
		NET ASSETS - 100.0%	$9,622,267

Abbreviation(s):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing.
^	Amount represents less than $1,000.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.
e	All or a portion of these securities are out on loan.
m	Indicates a security that has been deemed illiquid.
x	Investments made with cash collateral received from securities on loan.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND
BOND MARKET ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2011

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

BANK LOAN OBLIGATIONS - 0.1%

CAPITAL GOODS - 0.0%
$4,962,500	i	TransDigm, Inc	4.000%	02/14/17	$4,842

		TOTAL CAPITAL GOODS			4,842

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
4,252,077	i,m	JohnsonDiversey, Inc	4.000	11/24/15	4,241

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			4,241

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
5,117,077	i	Fresenius US Finance I, Inc	3.500	09/10/14	5,026
1,839,846	i	Fresenius US Finance I, Inc	3.500	09/10/14	1,807

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			6,833

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
804,572	i	Mylan, Inc	3.563	10/02/14	803

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			803

		TOTAL BANK LOAN OBLIGATIONS			16,719

		(Cost $16,962)

BONDS - 98.6%

CORPORATE BONDS - 27.8%

AUTOMOBILES & COMPONENTS - 0.1%
4,500,000		Ford Motor Co	7.450	07/16/31	5,080
4,500,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	4,603

		TOTAL AUTOMOBILES & COMPONENTS			9,683

BANKS - 4.8%
5,480,000	g	Akbank TAS	5.130	07/22/15	5,288
4,500,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.880	09/25/17	4,050
4,500,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.750	04/28/21	3,848
4,500,000	g	Banco Bradesco S.A.	4.130	05/16/16	4,478
7,580,000	g	Banco de Credito del Peru	4.750	03/16/16	7,315
4,500,000		Banco de Oro Unibank, Inc	3.880	04/22/16	4,193
4,500,000	g	Banco do Brasil S.A.	5.380	01/15/21	4,343
5,000,000	g	Banco do Brasil S.A.	5.880	01/26/22	4,763
4,400,000	g,i	Banco Santander Chile	1.500	04/20/12	4,403
3,500,000	g	BanColombia S.A.	4.250	01/12/16	3,430
4,905,000	g	BanColombia S.A.	5.950	06/03/21	4,746
3,555,000		Bank of America Corp	4.880	01/15/13	3,543
22,240,000		Bank of America Corp	3.630	03/17/16	20,245

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$14,800,000		Bank of America Corp	3.750%	07/12/16	$13,465
18,550,000		Bank of America Corp	5.300	03/15/17	16,754
8,525,000		Bank of America Corp	6.000	09/01/17	8,201
5,725,000		Bank of America Corp	5.750	12/01/17	5,369
3,150,000		Bank of America Corp	5.000	05/13/21	2,810
5,700,000		Bank of New York Mellon Corp	4.300	05/15/14	6,150
10,000,000		Bank of New York Mellon Corp	2.300	07/28/16	10,074
4,125,000		Bank of New York Mellon Corp	5.450	05/15/19	4,766
37,700,000	g	Bank of Nova Scotia	1.650	10/29/15	37,981
39,500,000	g	Bank of Nova Scotia	2.150	08/03/16	40,178
1,250,000	i	BB&T Capital Trust IV	6.820	06/12/57	1,244
6,000,000		BB&T Corp	3.850	07/27/27	6,136
4,330,000	g	BBVA Bancomer S.A.	4.500	03/10/16	4,027
3,750,000		Capital One Bank USA NA	8.800	07/15/19	4,418
5,000,000		Capital One Capital V	8.880	05/15/40	5,074
6,500,000		Capital One Financial Corp	3.150	07/15/16	6,435
8,075,000		Citigroup, Inc	6.000	12/13/13	8,482
12,640,000		Citigroup, Inc	5.000	09/15/14	12,397
29,300,000		Citigroup, Inc	3.950	06/15/16	29,230
4,525,000		Citigroup, Inc	6.130	05/15/18	4,854
11,406,000		Citigroup, Inc	5.380	08/09/20	11,817
7,575,000		Citigroup, Inc	6.880	03/05/38	8,224
3,825,000		Citigroup, Inc	8.130	07/15/39	4,585
45,000,000	g	Depfa ACS Bank	5.130	03/16/37	34,385
3,500,000		Deutsche Bank AG	3.880	08/18/14	3,572
5,980,000		Discover Bank	7.000	04/15/20	6,338
4,700,000		First Horizon National Corp	5.380	12/15/15	4,757
3,500,000		Golden West Financial Corp	4.750	10/01/12	3,605
4,600,000	g	HSBC Bank plc	3.500	06/28/15	4,668
7,350,000	g	HSBC Bank plc	4.130	08/12/20	7,278
7,000,000		HSBC Bank USA NA	4.630	04/01/14	7,167
3,000,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	2,652
2,100,000		HSBC Holdings plc	6.500	09/15/37	2,061
5,590,000	g	ICICI Bank Ltd	5.500	03/25/15	5,568
4,500,000	g	ICICI Bank Ltd	4.750	11/25/16	4,302
4,000,000		JP Morgan Chase Capital XXV	6.800	10/01/37	4,015
2,950,000		JPMorgan Chase & Co	4.650	06/01/14	3,123
2,595,000		JPMorgan Chase & Co	5.130	09/15/14	2,733
6,000,000		JPMorgan Chase & Co	3.400	06/24/15	6,094
3,750,000		JPMorgan Chase & Co	3.450	03/01/16	3,765
19,825,000		JPMorgan Chase & Co	3.150	07/05/16	19,696
25,570,000		JPMorgan Chase & Co	4.250	10/15/20	25,631
3,025,000		JPMorgan Chase & Co	5.500	10/15/40	3,198
4,250,000	i	Manufacturers & Traders Trust Co	5.630	12/01/21	4,112
12,750,000		Northern Trust Corp	4.630	05/01/14	13,745
2,500,000		Northern Trust Corp	3.380	08/23/21	2,531
8,000,000		PNC Funding Corp	5.130	02/08/20	8,855
4,500,000	g	Shinhan Bank	4.130	10/04/16	4,385
2,355,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	2,429
26,500,000	g	Toronto-Dominion Bank	1.630	09/14/16	26,409
4,500,000	g	Turkiye Garanti Bankasi AS.	6.250	04/20/21	4,185
4,500,000	g	Turkiye Is Bankasi	5.100	02/01/16	4,343
2,000,000		Union Bank of California NA	5.950	05/11/16	2,202

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$5,000,000		US Bancorp	4.950%	10/30/14	$5,442
1,925,000		USB Capital XIII Trust	6.630	12/15/39	1,933
5,125,000		Wachovia Bank NA	5.300	10/15/11	5,130
8,275,000		Wachovia Bank NA	4.800	11/01/14	8,830
3,605,000		Wachovia Bank NA	4.880	02/01/15	3,795
2,050,000		Wachovia Bank NA	5.850	02/01/37	2,130
5,000,000		Wachovia Corp	4.880	02/15/14	5,201
3,000,000		Wells Fargo & Co	4.380	01/31/13	3,113
14,020,000		Wells Fargo & Co	3.680	06/15/16	14,590
10,650,000		Wells Fargo Bank NA	4.750	02/09/15	11,098
5,700,000		Westpac Banking Corp	3.000	08/04/15	5,804
3,000,000		Zions Bancorporation	7.750	09/23/14	3,163

		TOTAL BANKS			625,349

CAPITAL GOODS - 0.8%
2,000,000		Alliant Techsystems, Inc	6.750	04/01/16	2,005
1,500,000		Black & Decker Corp	8.950	04/15/14	1,759
8,000,000		Caterpillar, Inc	1.380	05/27/14	8,053
5,200,000		Caterpillar, Inc	5.200	05/27/41	6,077
3,800,000		CRH America, Inc	4.130	01/15/16	3,826
5,000,000		Danaher Corp	1.300	06/23/14	5,058
4,150,000		Danaher Corp	2.300	06/23/16	4,251
4,000,000		Emerson Electric Co	4.500	05/01/13	4,215
4,500,000	g	Empresas ICA SAB de C.V.	8.900	02/04/21	3,960
3,300,000		General Electric Co	5.250	12/06/17	3,667
3,515,000		Goodrich Corp	6.130	03/01/19	4,232
1,500,000		Goodrich Corp	4.880	03/01/20	1,692
1,300,000	g	Illinois Tool Works, Inc	3.380	09/15/21	1,332
3,300,000	g	Illinois Tool Works, Inc	4.880	09/15/41	3,674
2,125,000		ITT Corp	4.900	05/01/14	2,323
1,500,000		Kennametal, Inc	7.200	06/15/12	1,560
2,500,000		Lockheed Martin Corp	4.120	03/14/13	2,628
9,250,000		Lockheed Martin Corp	3.350	09/15/21	9,159
4,245,000	g	Myriad International Holding BV	6.380	07/28/17	4,404
9,800,000		Pentair, Inc	5.000	05/15/21	10,235
3,040,000	g	Sigma Alimentos S.A.	5.630	04/14/18	2,964
2,000,000		SPX Corp	6.880	09/01/17	2,050
3,050,000		Tyco International Finance S.A.	6.000	11/15/13	3,339
2,190,000		Tyco International Finance S.A.	4.130	10/15/14	2,328
4,970,000		United Technologies Corp	5.400	05/01/35	5,816
1,075,000		United Technologies Corp	6.050	06/01/36	1,363
3,525,000		United Technologies Corp	5.700	04/15/40	4,298

		TOTAL CAPITAL GOODS			106,268

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
1,750,000		Corrections Corp of America	7.750	06/01/17	1,848
3,220,000	g	National Agricultural Cooperative Federation	4.250	01/28/16	3,239
10,290,000		Republic Services, Inc	3.800	05/15/18	10,700
5,810,000		Republic Services, Inc	6.200	03/01/40	6,982
3,270,000	g	VIP Finance Ireland Ltd	6.490	02/02/16	2,984
7,150,000		Waste Management, Inc	2.600	09/01/16	7,167
9,040,000		Waste Management, Inc	6.130	11/30/39	10,958

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			43,878

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

CONSUMER DURABLES & APPAREL - 0.2%
$3,000,000		Hanesbrands, Inc	8.000%	12/15/16	$3,173
5,500,000	g	Harley-Davidson Financial Services, Inc	3.880	03/15/16	5,660
3,000,000		Phillips-Van Heusen Corp	7.380	05/15/20	3,128
5,600,000		Whirlpool Corp	8.000	05/01/12	5,815
3,600,000		Xerox Corp	8.250	05/15/14	4,099
5,000,000		Xerox Corp	4.250	02/15/15	5,289
2,075,000		Xerox Corp	4.500	05/15/21	2,075

		TOTAL CONSUMER DURABLES & APPAREL			29,239

CONSUMER SERVICES - 0.1%
2,000,000		DineEquity, Inc	9.500	10/30/18	1,985
648,000	g	Knowledge Learning Corp, Inc	7.750	02/01/15	616
2,000,000		Penn National Gaming, Inc	8.750	08/15/19	2,120
3,500,000	g	Transnet Ltd	4.500	02/10/16	3,596
6,375,000		Walt Disney Co	4.500	12/15/13	6,886

		TOTAL CONSUMER SERVICES			15,203

DIVERSIFIED FINANCIALS - 4.5%
7,750,000		Abbey National Treasury Services plc	4.000	04/27/16	7,154
2,550,000		American Express Co	7.000	03/19/18	3,017
8,875,000		American Express Co	8.130	05/20/19	11,201
7,500,000		American General Finance Corp	6.900	12/15/17	5,400
3,550,000		Ameriprise Financial, Inc	5.300	03/15/20	3,924
4,500,000		Axiata SPV1 (Labuan) Ltd	5.380	04/28/20	4,703
4,500,000	g	Banco Mercantil del Norte S.A.	4.380	07/19/15	4,478
4,500,000	g	Bangkok Bank PCL	4.800	10/18/20	4,285
8,067,000	g	Banque PSA Finance	3.380	04/04/14	7,815
3,750,000		Barclays Bank plc	5.200	07/10/14	3,835
7,250,000		BlackRock, Inc	3.500	12/10/14	7,704
7,000,000		BlackRock, Inc	4.250	05/24/21	7,293
3,200,000	g	BM&FBOVESPA S.A.	5.500	07/16/20	3,148
5,000,000		Brookfield Asset Management, Inc	7.130	06/15/12	5,164
3,000,000	g	CC Holdings GS V LLC	7.750	05/01/17	3,195
3,700,000		Countrywide Financial Corp	6.250	05/15/16	3,265
6,850,000		Credit Suisse	5.000	05/15/13	7,080
8,250,000		Credit Suisse	5.500	05/01/14	8,721
3,275,000		Credit Suisse	4.380	08/05/20	3,169
4,725,000		Credit Suisse AG.	5.400	01/14/20	4,539
3,000,000		Credit Suisse USA, Inc	4.880	01/15/15	3,159
4,664,000		Eaton Vance Corp	6.500	10/02/17	5,320
2,000,000		Ford Motor Credit Co LLC	7.500	08/01/12	2,040
2,250,000		Ford Motor Credit Co LLC	5.880	08/02/21	2,238
5,000,000	g	FUEL Trust	3.980	06/15/16	4,896
2,100,000		General Electric Capital Corp	2.800	01/08/13	2,136
11,950,000		General Electric Capital Corp	1.880	09/16/13	12,005
21,200,000		General Electric Capital Corp	5.500	06/04/14	22,984
9,850,000		General Electric Capital Corp	2.950	05/09/16	9,872
30,215,000		General Electric Capital Corp	4.380	09/16/20	30,745
8,600,000		General Electric Capital Corp	5.300	02/11/21	8,922
5,000,000		General Electric Capital Corp	6.150	08/07/37	5,344
375,000		General Electric Capital Corp	6.880	01/10/39	430

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,900,000	i	Goldman Sachs Capital II	5.790%	12/30/49	$3,038
3,250,000		Goldman Sachs Group, Inc	5.700	09/01/12	3,336
9,700,000		Goldman Sachs Group, Inc	4.750	07/15/13	9,982
1,550,000		Goldman Sachs Group, Inc	3.700	08/01/15	1,518
12,902,000		Goldman Sachs Group, Inc	3.630	02/07/16	12,561
4,000,000		Goldman Sachs Group, Inc	6.150	04/01/18	4,145
4,975,000		Goldman Sachs Group, Inc	7.500	02/15/19	5,552
1,150,000		Goldman Sachs Group, Inc	6.450	05/01/36	1,045
3,100,000		Goldman Sachs Group, Inc	6.750	10/01/37	2,836
10,250,000		Goldman Sachs Group, Inc	6.250	02/01/41	9,967
8,465,000		HSBC Finance Corp	4.750	07/15/13	8,751
9,599,000	g	HSBC Finance Corp	6.680	01/15/21	9,434
1,440,000	g	Hyundai Capital America	3.750	04/06/16	1,422
1,800,000	g	Hyundai Capital Services, Inc	4.380	07/27/16	1,821
3,750,000	g	International Lease Finance Corp	6.500	09/01/14	3,750
2,325,000		International Lease Finance Corp	8.630	09/15/15	2,308
13,450,000		International Lease Finance Corp	5.750	05/15/16	11,955
3,200,000		International Lease Finance Corp	6.250	05/15/19	2,781
4,500,000	g	Inversiones CMPC S.A.	4.750	01/19/18	4,549
8,500,000		Jefferies Group, Inc	5.130	04/13/18	7,960
1,450,000		Jefferies Group, Inc	6.250	01/15/36	1,315
7,440,000		John Deere Capital Corp	2.250	06/07/16	7,556
3,150,000	n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	0	^
3,875,000		Lloyds TSB Bank plc	6.380	01/21/21	3,820
4,500,000	g	Majapahit Holding BV	7.880	06/29/37	4,860
4,000,000		MBNA Corp	6.130	03/01/13	4,004
4,825,000		Merrill Lynch & Co, Inc	5.450	02/05/13	4,782
4,675,000		Merrill Lynch & Co, Inc	6.400	08/28/17	4,533
9,075,000		Merrill Lynch & Co, Inc	6.880	04/25/18	9,079
3,850,000		MF Global Holdings Ltd	6.250	08/08/16	3,636
14,775,000		Morgan Stanley	6.000	05/13/14	14,962
9,150,000		Morgan Stanley	2.880	07/28/14	8,719
3,925,000		Morgan Stanley	6.000	04/28/15	3,906
8,350,000		Morgan Stanley	5.380	10/15/15	8,284
9,250,000		Morgan Stanley	3.800	04/29/16	8,528
9,125,000		Morgan Stanley	5.450	01/09/17	8,802
4,775,000		Morgan Stanley	5.950	12/28/17	4,630
4,975,000		Morgan Stanley	7.300	05/13/19	5,127
3,415,000		Morgan Stanley	5.630	09/23/19	3,204
16,800,000		Morgan Stanley	5.750	01/25/21	15,457
708,000		NASDAQ OMX Group, Inc	2.500	08/15/13	724
3,500,000		NASDAQ OMX Group, Inc	4.000	01/15/15	3,567
2,625,000		NASDAQ OMX Group, Inc	5.550	01/15/20	2,629
3,415,000		National Rural Utilities Cooperative Finance Corp	2.610	09/16/12	3,477
5,990,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	6,464
3,800,000		National Rural Utilities Cooperative Finance Corp	10.380	11/01/18	5,460
3,750,000		Nomura Holdings, Inc	4.130	01/19/16	3,805
4,500,000	g	Odebrecht Finance Ltd	7.000	04/21/20	4,691
2,250,000	g	Odebrecht Finance Ltd	6.000	04/05/23	2,093
4,500,000	g	PTTEP Australia International Finance Pty Ltd	4.150	07/19/15	4,758
7,000,000		Rabobank Nederland NV	2.130	10/13/15	6,986
4,900,000	g,i	Rabobank Nederland NV	11.000	12/30/49	5,892
5,645,000	g	RCI Banque S.A.	3.400	04/11/14	5,470

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$6,350,000		State Street Corp	4.300%	05/30/14	$6,851
40,000,000	g	Toronto-Dominion Bank	0.880	09/12/14	39,852
5,495,000		Toronto-Dominion Bank	2.500	07/14/16	5,640
4,000,000		UBS AG.	2.250	01/28/14	3,898
6,675,000		UBS AG.	4.880	08/04/20	6,427
4,050,000	g	Waha Aerospace BV	3.930	07/28/20	4,161
1,800,000	g	WT Finance Aust Pty Ltd	5.130	11/15/14	1,893

		TOTAL DIVERSIFIED FINANCIALS			577,834

ENERGY - 3.1%
5,450,000		Anadarko Petroleum Corp	5.950	09/15/16	5,961
2,400,000		Anadarko Petroleum Corp	6.380	09/15/17	2,692
2,445,000		Anadarko Petroleum Corp	6.950	06/15/19	2,836
2,145,000		Anadarko Petroleum Corp	6.450	09/15/36	2,269
5,000,000		Apache Corp	5.100	09/01/40	5,578
1,000,000		Arch Coal, Inc	8.750	08/01/16	1,060
3,415,000	g	Baker Hughes, Inc	3.200	08/15/21	3,441
1,500,000		Baker Hughes, Inc	5.130	09/15/40	1,717
4,725,000		BP Capital Markets plc	3.130	03/10/12	4,769
21,565,000		BP Capital Markets plc	3.200	03/11/16	22,482
7,750,000		Burlington Resources Finance Co	7.200	08/15/31	10,578
3,250,000		Chesapeake Energy Corp	6.500	08/15/17	3,364
1,000,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	1,038
2,000,000		Cloud Peak Energy Resources LLC	8.500	12/15/19	2,080
9,725,000		ConocoPhillips	4.600	01/15/15	10,653
7,600,000		ConocoPhillips	6.500	02/01/39	10,078
6,800,000		Devon Energy Corp	5.600	07/15/41	7,839
3,976,200		Dolphin Energy Ltd	5.890	06/15/19	4,255
4,500,000		Drummond Co, Inc	7.380	02/15/16	4,556
4,500,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	4,940
2,000,000	g	Empresa Nacional del Petroleo	5.250	08/10/20	2,067
3,250,000		Enbridge Energy Partners LP	5.200	03/15/20	3,458
1,525,000		EnCana Corp	6.630	08/15/37	1,760
2,000,000		Encore Acquisition Co	9.500	05/01/16	2,160
5,950,000		Enterprise Products Operating LLC	4.600	08/01/12	6,105
4,000,000		Enterprise Products Operating LLC	5.600	10/15/14	4,378
1,150,000		Enterprise Products Operating LLC	5.000	03/01/15	1,249
4,260,000		Enterprise Products Operating LLC	6.500	01/31/19	5,016
3,545,000		Enterprise Products Operating LLC	6.130	10/15/39	3,860
4,105,000		Enterprise Products Operating LLC	5.950	02/01/41	4,403
3,500,000		Enterprise Products Operating LLC	5.700	02/15/42	3,683
2,325,000		EOG Resources, Inc	4.100	02/01/21	2,487
3,000,000	g	Gaz Capital S.A.	5.090	11/29/15	2,940
4,000,000		Gaz Capital S.A.	6.210	11/22/16	4,030
4,500,000		Gaz Capital S.A.	6.510	03/07/22	4,410
3,600,000		Hess Corp	8.130	02/15/19	4,640
1,075,000		Hess Corp	6.000	01/15/40	1,226
4,625,000		Hess Corp	5.600	02/15/41	4,990
2,000,000		Kaneb Pipe Line Operating Partnership LP	5.880	06/01/13	2,126
6,430,000	g	KMG Finance Sub BV	6.380	04/09/21	6,237
9,070,000	g	Lukoil International Finance BV	6.130	11/09/20	8,435
2,000,000		Lyondell Chemical Co	11.000	05/01/18	2,160
5,530,000	g	Marathon Petroleum Corp	3.500	03/01/16	5,702

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,275,000	g	Marathon Petroleum Corp	5.130%	03/01/21	$4,452
1,000,000		MarkWest Energy Partners LP	6.750	11/01/20	1,015
720,000		Niska Gas Storage US	8.880	03/15/18	713
2,475,000		Noble Holding International Ltd	3.450	08/01/15	2,602
7,550,000		Noble Holding International Ltd	4.900	08/01/20	8,121
4,570,000	g	Novatek Finance Ltd	6.600	02/03/21	4,404
12,000,000		Occidental Petroleum Corp	1.750	02/15/17	11,910
7,450,000		Occidental Petroleum Corp	4.100	02/01/21	8,082
1,500,000		Peabody Energy Corp	7.380	11/01/16	1,648
800,000		Pemex Project Funding Master Trust	5.750	03/01/18	866
1,150,000		Pemex Project Funding Master Trust	6.630	06/15/35	1,233
1,890,000		Pemex Project Funding Master Trust	6.630	06/15/38	2,032
3,650,000	g	Pertamina PT	5.250	05/23/21	3,504
1,750,000	g	Pertamina PT	6.500	05/27/41	1,663
2,080,000		Petrobras International Finance Co	3.880	01/27/16	2,063
4,500,000		Petrobras International Finance Co	7.880	03/15/19	5,220
4,450,000		Petrobras International Finance Co	6.880	01/20/40	4,695
2,900,000		Petroleos Mexicanos	8.000	05/03/19	3,538
2,500,000		Petroleos Mexicanos	6.000	03/05/20	2,735
4,000,000		Petroleos Mexicanos	5.500	01/21/21	4,200
1,740,000		Petroleos Mexicanos	6.500	06/02/41	1,801
3,960,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	4,683
3,000,000		Plains All American Pipeline LP	5.630	12/15/13	3,234
8,200,000		Plains All American Pipeline LP	5.000	02/01/21	8,644
2,674,000		Precision Drilling Trust	6.630	11/15/20	2,607
4,500,000	g	PTTEP Canada International Finance Ltd	5.690	04/05/21	4,547
700,000		Range Resources Corp	7.250	05/01/18	746
3,454,304		Ras Laffan Liquefied Natural Gas Co Ltd	5.300	09/30/20	3,727
3,000,000	g	Reliance Holdings USA	4.500	10/19/20	2,753
4,025,000	g	Rockies Express Pipeline LLC	6.250	07/15/13	4,283
15,900,000	g	Schlumberger Investment S.A.	3.300	09/14/21	15,917
3,750,000		SEACOR Holdings, Inc	7.380	10/01/19	4,054
6,250,000		Shell International Finance BV	3.100	06/28/15	6,635
7,620,000		Shell International Finance BV	4.300	09/22/19	8,559
1,925,000		Shell International Finance BV	6.380	12/15/38	2,623
3,464,000		Southwestern Energy Co	7.500	02/01/18	3,924
2,800,000		Statoil ASA	2.900	10/15/14	2,946
2,175,000		TransCanada Pipelines Ltd	4.000	06/15/13	2,276
3,400,000		TransCanada Pipelines Ltd	5.850	03/15/36	4,076
2,750,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	2,738
2,000,000		Vale Overseas Ltd	6.250	01/23/17	2,168
2,760,000		Vale Overseas Ltd	6.880	11/21/36	2,977
4,650,000		Vale Overseas Ltd	6.880	11/10/39	4,999
3,375,000		Valero Energy Corp	4.500	02/01/15	3,603
4,290,000		Valero Energy Corp	6.130	02/01/20	4,760
5,430,000		Weatherford Bermuda Holdings Ltd	5.130	09/15/20	5,526
5,000,000		XTO Energy, Inc	6.250	04/15/13	5,416
4,400,000		XTO Energy, Inc	4.630	06/15/13	4,690

		TOTAL ENERGY			399,316

FOOD & STAPLES RETAILING - 0.3%
5,690,000		CVS Caremark Corp	3.250	05/18/15	5,988
10,500,000		CVS Caremark Corp	5.750	06/01/17	12,052

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$795,000		CVS Caremark Corp	6.600%	03/15/19	$967
3,800,000		Delhaize Group S.A.	5.880	02/01/14	4,141
3,800,000		Delhaize Group S.A.	6.500	06/15/17	4,442
1,500,000		Ingles Markets, Inc	8.880	05/15/17	1,571
1,500,000		Kroger Co	6.200	06/15/12	1,551
1,205,000		Kroger Co	5.000	04/15/13	1,266
1,600,000		Kroger Co	6.400	08/15/17	1,897
775,000		Kroger Co	6.800	12/15/18	956
900,000		Stater Bros Holdings, Inc	7.380	11/15/18	918
880,000		Stater Brothers Holdings	7.750	04/15/15	898
439,000		SuperValu, Inc	8.000	05/01/16	415

		TOTAL FOOD & STAPLES RETAILING			37,062

FOOD, BEVERAGE & TOBACCO - 1.0%
6,300,000		Anheuser-Busch InBev Worldwide, Inc	2.880	02/15/16	6,597
7,175,000		Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	8,208
2,500,000		Anheuser-Busch InBev Worldwide, Inc	6.380	01/15/40	3,319
6,400,000		Bottling Group LLC	6.950	03/15/14	7,319
4,500,000	g	CCL Finance Ltd	9.500	08/15/14	5,018
18,750,000	g	Coca-Cola Co	1.800	09/01/16	18,804
7,200,000		Coca-Cola Co	3.150	11/15/20	7,432
7,600,000	g	Coca-Cola Co	3.300	09/01/21	7,928
3,000,000		Coca-Cola Enterprises, Inc	3.250	08/19/21	3,015
7,250,000		Dr Pepper Snapple Group, Inc	2.350	12/21/12	7,359
3,775,000		Dr Pepper Snapple Group, Inc	6.120	05/01/13	4,051
4,080,000		General Mills, Inc	5.200	03/17/15	4,574
1,750,000		General Mills, Inc	5.650	02/15/19	2,072
1,650,000	g	Grupo Bimbo SAB de C.V.	4.880	06/30/20	1,658
2,530,000		Kraft Foods, Inc	6.130	02/01/18	2,970
8,750,000		Kraft Foods, Inc	5.380	02/10/20	9,903
8,105,000		Kraft Foods, Inc	6.500	02/09/40	9,907
2,025,000		PepsiAmericas, Inc	5.750	07/31/12	2,112
625,000		PepsiAmericas, Inc	4.380	02/15/14	677
4,800,000		PepsiCo, Inc	0.880	10/25/13	4,804
680,000		PepsiCo, Inc	7.900	11/01/18	905
2,900,000		Philip Morris International, Inc	4.880	05/16/13	3,077
7,425,000		Philip Morris International, Inc	6.880	03/17/14	8,426
1,600,000		Philip Morris International, Inc	6.380	05/16/38	2,063
1,000,000		Smithfield Foods, Inc	10.000	07/15/14	1,135

		TOTAL FOOD, BEVERAGE & TOBACCO			133,333

HEALTH CARE EQUIPMENT & SERVICES - 0.5%
3,750,000		Boston Scientific Corp	4.500	01/15/15	3,918
1,817,000		CHS/Community Health Systems	8.880	07/15/15	1,785
2,000,000		DaVita, Inc	6.380	11/01/18	1,920
4,500,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	4,343
2,560,000		HCA, Inc	6.500	02/15/20	2,502
2,000,000		Healthsouth Corp	7.250	10/01/18	1,900
3,852,000		McKesson Corp	3.250	03/01/16	4,061
5,000,000		Medtronic, Inc	4.750	09/15/15	5,616
4,450,000		Medtronic, Inc	4.450	03/15/20	5,039
3,500,000		Quest Diagnostics, Inc	6.400	07/01/17	4,133
6,225,000		Thermo Fisher Scientific, Inc	2.150	12/28/12	6,327

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,695,000		Thermo Fisher Scientific, Inc	3.200%	05/01/15	$1,789
1,750,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	1,941
12,280,000		Thermo Fisher Scientific, Inc	3.200	03/01/16	12,900
6,125,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	6,210
2,560,000		Thermo Fisher Scientific, Inc	4.700	05/01/20	2,871
3,300,000		Thermo Fisher Scientific, Inc	3.600	08/15/21	3,426

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			70,681

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
4,490,000	g	Hypermarcas S.A.	6.500	04/20/21	4,086
4,975,000		Procter & Gamble Co	5.550	03/05/37	6,405
3,000,000		Unilever Capital Corp	4.800	02/15/19	3,490
2,000,000		Unilever Capital Corp	4.250	02/10/21	2,274

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			16,255

INSURANCE - 1.2%
3,825,000		ACE INA Holdings, Inc	5.880	06/15/14	4,232
2,155,000		Aetna, Inc	6.500	09/15/18	2,586
1,925,000		Aetna, Inc	6.630	06/15/36	2,443
1,525,000		Aflac, Inc	6.900	12/17/39	1,565
5,375,000		Allstate Corp	7.450	05/16/19	6,570
4,375,000		American Financial Group, Inc	9.880	06/15/19	5,411
500,000		American International Group, Inc	3.650	01/15/14	488
3,750,000		Chubb Corp	6.000	05/11/37	4,427
1,390,000		CIGNA Corp	5.130	06/15/20	1,511
6,900,000		CIGNA Corp	4.500	03/15/21	7,148
5,200,000		Genworth Financial, Inc	7.200	02/15/21	4,419
7,600,000		Hartford Financial Services Group, Inc	4.000	03/30/15	7,645
7,600,000		Hartford Financial Services Group, Inc	5.500	03/30/20	7,410
3,725,000		Hartford Financial Services Group, Inc	6.630	03/30/40	3,488
2,800,000		Lincoln National Corp	7.000	06/15/40	2,888
7,500,000		Markel Corp	5.350	06/01/21	7,655
5,620,000		Metlife, Inc	5.000	06/15/15	6,157
7,675,000		Metlife, Inc	6.750	06/01/16	8,828
4,500,000		Metlife, Inc	5.700	06/15/35	4,810
5,500,000	g	Principal Life Global Funding I	5.130	10/15/13	5,862
5,000,000		Progressive Corp	3.750	08/23/21	5,100
2,000,000		Prudential Financial, Inc	5.100	09/20/14	2,109
8,050,000		Prudential Financial, Inc	7.380	06/15/19	9,434
5,000,000		Prudential Financial, Inc	6.630	06/21/40	5,403
7,000,000		Prudential Financial, Inc	6.200	11/15/40	7,191
3,000,000	g	Prudential Funding LLC	6.750	09/15/23	3,478
4,250,000		Travelers Cos, Inc	5.800	05/15/18	4,896
1,150,000		Travelers Cos, Inc	5.900	06/02/19	1,340
1,500,000		Unum Group	5.630	09/15/20	1,652
4,902,000		WellPoint, Inc	6.380	01/15/12	4,979
1,800,000		WellPoint, Inc	5.880	06/15/17	2,059
2,250,000		WellPoint, Inc	5.850	01/15/36	2,586
7,000,000		Willis Group Holdings plc	4.130	03/15/16	7,116
2,400,000		WR Berkley Corp	5.380	09/15/20	2,463

		TOTAL INSURANCE			155,349

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

MATERIALS - 1.7%
$3,385,000		3M Co	4.380%	08/15/13	$3,629
4,150,000		3M Co	5.700	03/15/37	5,428
4,500,000	g	Adaro Indonesia PT	7.630	10/22/19	4,410
4,600,000		Air Products & Chemicals, Inc	4.150	02/01/13	4,805
6,630,000		Air Products & Chemicals, Inc	4.380	08/21/19	7,301
1,125,000		Airgas, Inc	4.500	09/15/14	1,199
1,000,000		Airgas, Inc	7.130	10/01/18	1,072
7,000,000		Alcoa, Inc	5.400	04/15/21	6,783
4,500,000	g	ALROSA Finance S.A.	7.750	11/03/20	4,241
2,150,000	g	Anglo American Capital plc	4.450	09/27/20	2,153
6,540,000		AngloGold Ashanti Holdings plc	5.380	04/15/20	6,407
1,860,000		ArcelorMittal	3.750	08/05/15	1,737
3,750,000		ArcelorMittal	3.750	02/01/16	3,448
2,085,000		ArcelorMittal	9.850	06/01/19	2,362
8,370,000		ArcelorMittal	7.000	10/15/39	7,465
7,400,000		ArcelorMittal	6.750	03/01/41	6,395
1,015,000		Ball Corp	7.130	09/01/16	1,066
355,000		Ball Corp	7.380	09/01/19	375
4,000,000		Ball Corp	5.750	05/15/21	3,889
7,175,000		Barrick North America Finance LLC	4.400	05/30/21	7,358
2,000,000	g	Braskem SA	7.000	05/07/20	2,030
3,000,000		Celanese US Holdings LLC	6.630	10/15/18	3,101
1,990,000	g,i	Cemex SAB de C.V.	5.370	09/30/15	1,194
4,500,000	g	Cemex SAB de C.V.	9.500	12/14/16	3,263
1,930,000	g	Cemex SAB de C.V.	9.000	01/11/18	1,308
2,000,000		CF Industries, Inc	6.880	05/01/18	2,233
3,175,000		CF Industries, Inc	7.130	05/01/20	3,616
4,175,000	g	China Liansu Group Holdings Ltd	7.880	05/13/16	3,048
7,800,000		Cliffs Natural Resources, Inc	6.250	10/01/40	7,597
1,000,000		Clorox Co	3.550	11/01/15	1,040
5,600,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	5,567
2,770,000	g	Crown Americas LLC	6.250	02/01/21	2,770
1,000,000		Eastman Chemical Co	5.500	11/15/19	1,123
6,450,000		EI Du Pont de Nemours & Co	3.250	01/15/15	6,863
6,000,000		EI Du Pont de Nemours & Co	4.630	01/15/20	6,743
2,350,000	g	Fibria Overseas Finance Ltd	6.750	05/04/20	2,103
4,500,000		Fibria Overseas Finance Ltd	7.500	05/04/20	4,230
3,315,000	g	Fufeng Group Ltd	7.630	04/13/16	2,321
1,250,000	g	Georgia Gulf Corp	9.000	01/15/17	1,263
5,000,000	g	Georgia-Pacific LLC	5.400	11/01/20	5,086
1,500,000		Graphic Packaging International, Inc	9.500	06/15/17	1,605
1,400,000		Greif, Inc	7.750	08/01/19	1,456
2,775,000	g	Hyundai Steel Co	4.630	04/21/16	2,776
4,250,000		International Paper Co	7.300	11/15/39	4,776
3,000,000		Martin Marietta Materials, Inc	6.600	04/15/18	3,383
4,500,000	g	POSCO	4.250	10/28/20	4,189
4,600,000	g	POSCO	5.250	04/14/21	4,556
5,050,000		Praxair, Inc	5.250	11/15/14	5,672
7,500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	7,483
10,115,000		Rio Tinto Finance USA Ltd	3.500	11/02/20	9,947
2,000,000		Silgan Holdings, Inc	7.250	08/15/16	2,070
6,450,000	g	Sinochem Corp	6.300	11/12/40	5,966
3,140,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	3,286

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,000,000		Solutia, Inc	7.880%	03/15/20	$3,158
4,500,000	g	Suzano Trading Ltd	5.880	01/23/21	4,039
1,940,000		Teck Resources Ltd	6.000	08/15/40	1,997

		TOTAL MATERIALS			214,381

MEDIA - 0.9%
3,000,000		AMC Entertainment, Inc	8.750	06/01/19	2,948
3,750,000		CBS Corp	4.300	02/15/21	3,771
1,388,000		Cinemark USA, Inc	8.630	06/15/19	1,430
1,011,000		Comcast Cable Communications Holdings, Inc	8.380	03/15/13	1,111
6,500,000		Comcast Corp	5.650	06/15/35	6,804
3,475,000		Comcast Corp	6.400	03/01/40	4,044
1,455,000		CSC Holdings LLC	8.500	04/15/14	1,570
4,370,000		DIRECTV Holdings LLC	3.500	03/01/16	4,509
4,740,000		DIRECTV Holdings LLC	7.630	05/15/16	5,096
3,000,000		DIRECTV Holdings LLC	6.000	08/15/40	3,202
5,000,000		Grupo Televisa S.A.	6.000	05/15/18	5,450
1,970,000		Interpublic Group of Cos, Inc	6.250	11/15/14	2,078
375,000		Lamar Media Corp	6.630	08/15/15	368
2,160,000		Lamar Media Corp	7.880	04/15/18	2,160
8,700,000		NBCUniversal Media LLC	5.150	04/30/20	9,540
11,930,000		NBCUniversal Media LLC	4.380	04/01/21	12,253
1,274,000		News America, Inc	7.250	05/18/18	1,482
2,105,000		News America, Inc	7.630	11/30/28	2,534
1,578,000		News America, Inc	6.550	03/15/33	1,712
3,800,000		News America, Inc	6.200	12/15/34	4,068
3,575,000		News America, Inc	6.650	11/15/37	3,930
3,800,000		News America, Inc	6.900	08/15/39	4,328
3,315,000		Nielsen Finance LLC	7.750	10/15/18	3,381
2,100,000		Time Warner Cable, Inc	8.750	02/14/19	2,687
9,675,000		Time Warner Cable, Inc	8.250	04/01/19	12,115
5,000,000		Time Warner Cable, Inc	4.000	09/01/21	4,890
3,000,000		Time Warner, Inc	3.150	07/15/15	3,103
3,825,000		Time Warner, Inc	6.500	11/15/36	4,342
3,875,000		Viacom, Inc	4.380	09/15/14	4,141

		TOTAL MEDIA			119,047

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.0%
3,975,000		Abbott Laboratories	5.300	05/27/40	4,737
9,575,000		Amgen, Inc	3.450	10/01/20	9,868
9,575,000		Amgen, Inc	4.100	06/15/21	10,307
6,170,000		Eli Lilly & Co	3.550	03/06/12	6,247
8,750,000		Gilead Sciences, Inc	4.500	04/01/21	9,431
3,750,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	4,535
5,450,000		Johnson & Johnson	2.150	05/15/16	5,625
4,000,000		Johnson & Johnson	5.850	07/15/38	5,305
3,140,000		Life Technologies Corp	3.500	01/15/16	3,196
4,115,000		Mead Johnson Nutrition Co	4.900	11/01/19	4,604
2,750,000		Mead Johnson Nutrition Co	5.900	11/01/39	3,252
7,750,000		Merck & Co, Inc	3.880	01/15/21	8,427
1,500,000	g	Mylan, Inc	7.880	07/15/20	1,568
1,750,000		NBTY, Inc	9.000	10/01/18	1,792
3,750,000		Novartis Capital Corp	4.130	02/10/14	4,032

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$15,775,000		Novartis Capital Corp	2.900%	04/24/15	$16,694
2,715,000		Novartis Capital Corp	4.400	04/24/20	3,068
3,230,000		Pfizer, Inc	5.350	03/15/15	3,680
8,750,000		Sanofi-Aventis S.A.	2.630	03/29/16	9,052
3,225,000		Schering-Plough Corp	6.550	09/15/37	4,532
3,000,000	g	Valeant Pharmaceuticals International	6.750	10/01/17	2,764

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			122,716

REAL ESTATE - 0.6%
4,500,000	g	Agile Property Holdings Ltd	8.880	04/28/17	3,240
1,485,000		AMB Property LP	7.630	08/15/14	1,618
2,310,000		AMB Property LP	4.500	08/15/17	2,173
2,000,000		Brandywine Operating Partnership LP	5.400	11/01/14	2,086
1,525,000		Brandywine Operating Partnership LP	7.500	05/15/15	1,652
7,000,000		Brandywine Operating Partnership LP	4.950	04/15/18	6,762
3,965,000		Camden Property Trust	4.630	06/15/21	3,942
6,800,000		Developers Diversified Realty Corp	4.750	04/15/18	6,203
3,460,000		Developers Diversified Realty Corp	7.880	09/01/20	3,665
255,000		Federal Realty Investment Trust	5.650	06/01/16	278
700,000		Federal Realty Investment Trust	5.900	04/01/20	760
4,445,000		HCP, Inc	3.750	02/01/16	4,393
3,335,000		Health Care REIT, Inc	3.630	03/15/16	3,252
2,775,000		Healthcare Realty Trust, Inc	5.750	01/15/21	2,715
1,600,000		Highwoods Properties, Inc	5.850	03/15/17	1,688
1,925,000		Kilroy Realty Corp	5.000	11/03/15	1,998
3,250,000		Kilroy Realty LP	4.800	07/15/18	3,135
840,000		Kimco Realty Corp	5.700	05/01/17	898
4,000,000		National Retail Properties, Inc	5.500	07/15/21	4,066
900,000		Nationwide Health Properties, Inc	6.250	02/01/13	947
2,325,000		Regency Centers LP	5.250	08/01/15	2,496
225,000		Regency Centers LP	5.880	06/15/17	243
800,000		Simon Property Group LP	5.250	12/01/16	871
3,040,000		Simon Property Group LP	10.350	04/01/19	4,066
1,000,000		Simon Property Group LP	4.380	03/01/21	1,016
1,750,000	g,i	USB Realty Corp	6.090	12/30/49	1,269
3,750,000		Washington Real Estate Investment Trust	4.950	10/01/20	3,980
4,500,000	g	Yanlord Land Group Ltd	10.630	03/29/18	2,925

		TOTAL REAL ESTATE			72,337

RETAILING - 0.6%
5,250,000	g	Ace Hardware Corp	9.130	06/01/16	5,447
3,000,000		AmeriGas Partners LP	6.250	08/20/19	2,873
2,000,000		Asbury Automotive Group, Inc	7.630	03/15/17	1,910
2,000,000		Ferrellgas LP	6.500	05/01/21	1,700
2,400,000		Home Depot, Inc	4.400	04/01/21	2,608
3,900,000		Home Depot, Inc	5.880	12/16/36	4,540
7,850,000		Home Depot, Inc	5.950	04/01/41	9,335
4,500,000	g	Hyva Global BV	8.630	03/24/16	3,555
3,150,000		Limited Brands, Inc	7.000	05/01/20	3,308
14,062,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	15,434
8,050,000		O’Reilly Automotive, Inc	4.630	09/15/21	8,130
1,000,000	g	QVC, Inc	7.130	04/15/17	1,045
2,000,000	g	QVC, Inc	7.500	10/01/19	2,130

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,875,000		Staples, Inc	9.750%	01/15/14	$4,491
875,000		Wal-Mart Stores, Inc	3.000	02/03/14	922
3,450,000		Wal-Mart Stores, Inc	3.250	10/25/20	3,574
3,675,000		Wal-Mart Stores, Inc	5.000	10/25/40	4,199

		TOTAL RETAILING			75,201

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
3,838,000		Analog Devices, Inc	5.000	07/01/14	4,195
2,250,000		Broadcom Corp	1.500	11/01/13	2,254
5,350,000		Broadcom Corp	2.380	11/01/15	5,398
2,150,000		National Semiconductor Corp	3.950	04/15/15	2,304

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			14,151

SOFTWARE & SERVICES - 0.3%
7,325,000		International Business Machines Corp	1.000	08/05/13	7,378
4,030,000		International Business Machines Corp	1.950	07/22/16	4,065
3,655,000		Microsoft Corp	0.880	09/27/13	3,679
10,625,000		Microsoft Corp	1.630	09/25/15	10,830
3,925,000		Oracle Corp	3.750	07/08/14	4,227
3,100,000		Oracle Corp	5.750	04/15/18	3,693
3,750,000	g	Oracle Corp	3.880	07/15/20	3,981
3,000,000		SunGard Data Systems, Inc	7.380	11/15/18	2,790

		TOTAL SOFTWARE & SERVICES			40,643

TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
4,000,000		Amphenol Corp	4.750	11/15/14	4,240
1,000,000		Brocade Communications Systems, Inc	6.880	01/15/20	1,021
7,525,000		Hewlett-Packard Co	4.250	02/24/12	7,626
1,660,000		Hewlett-Packard Co	4.500	03/01/13	1,732
5,250,000		Hewlett-Packard Co	4.750	06/02/14	5,640
9,150,000		Hewlett-Packard Co	2.650	06/01/16	9,139
2,000,000		Hewlett-Packard Co	3.000	09/15/16	2,017
3,500,000		Jabil Circuit, Inc	5.630	12/15/20	3,413
4,450,000		L-3 Communications Corp	6.380	10/15/15	4,544
2,255,000		L-3 Communications Corp	5.200	10/15/19	2,379
2,000,000		L-3 Communications Corp	4.950	02/15/21	2,087
4,000,000		NII Capital Corp	7.630	04/01/21	3,970
2,700,000	g	Pinafore LLC	9.000	10/01/18	2,768

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			50,576

TELECOMMUNICATION SERVICES - 1.8%
2,870,000		America Movil SAB de C.V.	2.380	09/08/16	2,775
2,400,000		America Movil SAB de C.V.	5.000	03/30/20	2,534
4,000,000		America Movil SAB de C.V.	6.130	03/30/40	4,160
2,500,000		AT&T, Inc	2.500	08/15/15	2,556
20,750,000		AT&T, Inc	2.950	05/15/16	21,411
2,000,000		AT&T, Inc	6.150	09/15/34	2,238
11,500,000		AT&T, Inc	6.300	01/15/38	13,174
3,886,000		AT&T, Inc	5.350	09/01/40	4,062
13,125,000		BellSouth Corp	5.200	09/15/14	14,412
1,975,000		BellSouth Corp	6.550	06/15/34	2,290
13,850,000		Cellco Partnership	8.500	11/15/18	18,456
4,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	5,335

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$8,500,000		France Telecom S.A.	2.130%	09/16/15	$8,413
4,500,000	g	Globo Comunicacao e Participacoes S.A.	6.250	12/30/49	4,579
2,500,000	g	Indosat Palapa Co	7.380	07/29/20	2,475
2,000,000		Intelsat Jackson Holdings Ltd	11.250	06/15/16	2,040
3,500,000	g	MTS International Funding Ltd	8.630	06/22/20	3,465
5,150,000	g	Qtel International Finance	4.750	02/16/21	5,144
3,000,000		Qwest Communications International, Inc	7.130	04/01/18	2,940
3,000,000		Qwest Corp	8.880	03/15/12	3,101
1,225,000		Sprint Nextel Corp	6.000	12/01/16	1,054
3,075,000		Telecom Italia Capital S.A.	6.180	06/18/14	3,060
2,825,000		Telecom Italia Capital S.A.	7.000	06/04/18	2,831
6,275,000		Telecom Italia Capital S.A.	7.180	06/18/19	6,291
21,100,000		Telefonica Emisiones SAU	3.990	02/16/16	20,076
7,465,000		Telefonica Emisiones SAU	5.130	04/27/20	6,953
4,750,000		Telefonica Emisiones SAU	5.460	02/16/21	4,511
3,315,000	g	Telefonica Moviles Chile S.A.	2.880	11/09/15	3,170
4,500,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	4,815
8,728,000	g	Telemar Norte Leste S.A.	5.500	10/23/20	8,292
5,125,000		Verizon Communications, Inc	5.250	04/15/13	5,448
1,250,000		Verizon Communications, Inc	5.500	02/15/18	1,449
2,905,000		Verizon Communications, Inc	8.750	11/01/18	3,890
3,100,000		Verizon Communications, Inc	8.950	03/01/39	4,788
6,650,000		Verizon Communications, Inc	6.000	04/01/41	8,083
6,500,000		Verizon Virginia, Inc	4.630	03/15/13	6,794
4,500,000	g	Vimpelcom Holdings	7.500	03/01/22	3,623
4,500,000		Virgin Media Finance plc	9.500	08/15/16	4,860
5,400,000		Virgin Media Secured Finance plc	5.250	01/15/21	5,810
735,000		Windstream Corp	8.130	09/01/18	741

		TOTAL TELECOMMUNICATION SERVICES			232,099

TRANSPORTATION - 0.7%
5,730,000	g	Asciano Finance	5.000	04/07/18	5,859
2,000,000	g	Bombardier, Inc	7.750	03/15/20	2,130
2,840,000		Bristow Group, Inc	7.500	09/15/17	2,925
2,400,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	2,939
7,000,000		Burlington Northern Santa Fe Corp	5.750	05/01/40	8,234
5,000,000		Burlington Northern Santa Fe LLC	3.450	09/15/21	5,092
4,700,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	5,039
3,500,000		Burlington Northern Santa Fe LLC	4.950	09/15/41	3,714
7,000,000		Delta Air Lines, Inc	5.300	04/15/19	6,860
2,325,000		Embraer Overseas Ltd	6.380	01/15/20	2,523
1,000,000		Hertz Corp	7.500	10/15/18	955
2,640,000		Kansas City Southern de Mexico S.A. de C.V.	8.000	02/01/18	2,812
4,500,000		Kansas City Southern de Mexico S.A. de C.V.	6.630	12/15/20	4,635
2,085,000		Kansas City Southern de Mexico S.A. de C.V.	6.130	06/15/21	2,064
5,650,000	g	Kazakhstan Temir Zholy Finance BV	6.380	10/06/20	5,551
2,500,000		Norfolk Southern Corp	5.750	01/15/16	2,869
2,800,000		Norfolk Southern Corp	5.750	04/01/18	3,282
2,056,000		Norfolk Southern Corp	5.590	05/17/25	2,367
4,250,000	g	TAM Capital 3, Inc	8.380	06/03/21	3,910
1,500,000		Union Pacific Corp	6.500	04/15/12	1,543
5,578,000	g	Union Pacific Corp	4.160	07/15/22	5,953
5,500,000		Union Pacific Corp	4.750	09/15/41	5,650

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$7,750,000		United Parcel Service, Inc	3.130%	01/15/21	$8,091

		TOTAL TRANSPORTATION			94,997

UTILITIES - 2.7%
2,500,000		AES Corp	7.750	03/01/14	2,550
4,300,000		AES El Salvador Trust	6.750	02/01/16	4,193
3,785,000	g	AES Gener S.A.	5.250	08/15/21	3,664
2,250,000		AGL Capital Corp	5.250	08/15/19	2,534
2,000,000		AGL Capital Corp	6.000	10/01/34	2,307
8,435,000		Alliant Energy Corp	4.000	10/15/14	8,785
1,667,000		Arizona Public Service Co	5.050	09/01/41	1,817
5,500,000		Atmos Energy Corp	8.500	03/15/19	7,427
2,000,000	g	Calpine Corp	7.500	02/15/21	1,910
4,500,000		Carolina Power & Light Co	5.130	09/15/13	4,861
4,750,000		Carolina Power & Light Co	5.300	01/15/19	5,603
2,750,000		Carolina Power & Light Co	5.700	04/01/35	3,270
2,100,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	2,366
3,670,000		CenterPoint Energy Resources Corp	4.500	01/15/21	3,774
3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	4,044
7,500,000		CenterPoint Energy Resources Corp	5.850	01/15/41	8,168
2,500,000		CMS Energy Corp	5.050	02/15/18	2,470
1,860,000	g	Comision Federal Electricidad	4.880	05/26/21	1,869
3,055,000		Commonwealth Edison Co	4.000	08/01/20	3,223
4,200,000		Commonwealth Edison Co	5.900	03/15/36	5,031
2,750,000		Connecticut Light & Power Co	5.500	02/01/19	3,243
3,500,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	4,270
3,500,000		Consolidated Natural Gas Co	6.250	11/01/11	3,514
4,250,000		Consolidated Natural Gas Co	5.000	12/01/14	4,670
3,535,000		Dominion Resources, Inc	4.450	03/15/21	3,845
4,000,000		Dominion Resources, Inc	4.900	08/01/41	4,140
900,000	g	Dubai Electricity & Water Authority	8.500	04/22/15	959
3,600,000	g	Dubai Electricity & Water Authority	7.380	10/21/20	3,474
7,150,000		Duke Energy Carolinas LLC	5.750	11/15/13	7,841
1,400,000		Duke Energy Carolinas LLC	4.300	06/15/20	1,546
2,500,000	g	Empresa Electrica del Norte Grande S.A.	5.630	01/15/21	2,610
2,000,000		Florida Power Corp	6.400	06/15/38	2,624
3,500,000		FPL Group Capital, Inc	2.600	09/01/15	3,546
5,000,000		Georgia Power Co	5.400	06/01/40	5,901
6,170,000		Great Plains Energy, Inc	4.850	06/01/21	6,496
5,000,000		Indiana Michigan Power Co	7.000	03/15/19	6,172
2,725,000		Integrys Energy Group, Inc	4.170	11/01/20	2,806
1,000,000	g	Kansas Gas & Electric	6.700	06/15/19	1,231
2,460,000	g	Kazatomprom	6.250	05/20/15	2,478
2,815,000		Kinder Morgan Energy Partners LP	5.850	09/15/12	2,929
6,650,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	6,823
2,825,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	3,609
1,850,000	g	Korea Hydro & Nuclear Power Co Ltd	3.130	09/16/15	1,808
5,150,000	g	Korea Hydro & Nuclear Power Co Ltd	4.750	07/13/21	5,139
5,000,000		LG&E and KU Energy LLC	3.750	11/15/20	4,839
5,950,000		Midamerican Energy Holdings Co	5.950	05/15/37	7,001
4,000,000		National Fuel Gas Co	5.250	03/01/13	4,199
2,800,000		Nevada Power Co	6.500	08/01/18	3,376
3,500,000		Nevada Power Co	6.650	04/01/36	4,641

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,250,000		Nevada Power Co	5.380%	09/15/40	$3,766
3,335,000		Nevada Power Co	5.450	05/15/41	3,911
2,850,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	3,169
4,075,000		ONEOK Partners LP	5.900	04/01/12	4,165
5,250,000		Pacific Gas & Electric Co	8.250	10/15/18	6,993
2,350,000		Pacific Gas & Electric Co	3.250	09/15/21	2,325
2,750,000		PacifiCorp	6.000	01/15/39	3,470
4,825,000		Pepco Holdings, Inc	2.700	10/01/15	4,889
6,750,000		PG&E Corp	5.750	04/01/14	7,402
750,000		Potomac Electric Power Co	7.900	12/15/38	1,140
2,000,000		PPL Electric Utilities Corp	3.000	09/15/21	1,995
1,750,000		PPL Electric Utilities Corp	5.200	07/15/41	2,062
3,825,000		Progress Energy, Inc	7.050	03/15/19	4,757
2,000,000		Public Service Co of Colorado	7.880	10/01/12	2,138
4,625,000		Public Service Co of Colorado	3.200	11/15/20	4,706
8,800,000		Public Service Co of Oklahoma	5.150	12/01/19	9,771
2,640,000		Public Service Electric & Gas Co	5.300	05/01/18	3,124
5,000,000		Public Service Electric & Gas Co	3.500	08/15/20	5,162
1,250,000		Questar Market Resources, Inc	6.880	03/01/21	1,306
2,000,000		Sabine Pass LNG LP	7.250	11/30/13	1,935
4,275,000		San Diego Gas & Electric Co	3.000	08/15/21	4,319
3,100,000		San Diego Gas & Electric Co	5.350	05/15/40	3,809
4,000,000		Sempra Energy	6.000	10/15/39	4,841
9,475,000		Southern California Edison Co	3.880	06/01/21	10,267
2,000,000		Spectra Energy Capital LLC	6.250	02/15/13	2,114
2,600,000		Veolia Environnement	5.250	06/03/13	2,735
4,500,000		Virginia Electric and Power Co	4.750	03/01/13	4,733
3,000,000		Williams Partners LP	3.800	02/15/15	3,130
5,350,000		Williams Partners LP	5.250	03/15/20	5,754
6,200,000		Williams Partners LP	6.300	04/15/40	6,862
3,000,000		Wisconsin Electric Power Co	5.630	05/15/33	3,627
14,000,000	g	Wpd Investment Holdings Ltd	3.900	05/01/16	14,677
4,000,000		Xcel Energy, Inc	4.800	09/15/41	4,230
4,500,000	g	Xinao Gas Holdings Ltd	6.000	05/13/21	4,351

		TOTAL UTILITIES			349,231

		TOTAL CORPORATE BONDS			3,604,829

		(Cost $3,478,186)

GOVERNMENT BONDS - 66.2%

AGENCY SECURITIES - 9.3%
9,750,000		Federal Farm Credit Bank (FFCB) FFCB	1.380	06/25/13	9,923
15,000,000		Federal Home Loan Bank (FHLB) FHLB	1.880	06/21/13	15,383
5,000,000		Federal Home Loan Mortgage Corp (FHLMC) FHLMC	1.750	06/15/12	5,052
80,000,000		FHLMC	0.750	03/28/13	80,462
6,000,000		FHLMC	3.500	05/29/13	6,310
18,350,000		FHLMC	2.500	04/23/14	19,265
20,000,000		FHLMC	3.000	07/28/14	21,327
528,686		FHLMC	5.750	12/15/18	541

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

		Federal National Mortgage Association (FNMA)
$2,000,000		FNMA	1.130%	07/30/12	$2,014
10,000,000		FNMA	3.630	02/12/13	10,433
20,500,000		FNMA	1.250	08/20/13	20,795
24,500,000		FNMA	2.750	02/05/14	25,782
76,000,000		FNMA	2.750	03/13/14	80,094
25,500,000		FNMA	2.500	05/15/14	26,738
23,500,000		FNMA	3.000	09/16/14	25,133
35,000,000		FNMA	2.630	11/20/14	37,098
21,486,892		AMAL Ltd	3.470	08/21/21	22,646
4,898,904		Cal Dive I- Title XI, Inc	4.930	02/01/27	5,645
34,000,000		Citigroup Funding, Inc	2.000	03/30/12	34,279
35,000,000		Citigroup Funding, Inc	1.880	10/22/12	35,552
12,000,000		Citigroup Funding, Inc	2.250	12/10/12	12,262
5,500,000		Citigroup, Inc	2.130	04/30/12	5,561
26,000,000	g,j	FDIC Structured Sale Guarantee	0.000	10/25/12	25,678
61,500,000		General Electric Capital Corp	2.250	03/12/12	62,078
37,400,000		General Electric Capital Corp	2.200	06/08/12	37,910
15,000,000		General Electric Capital Corp	2.130	12/21/12	15,326
7,000,000		General Electric Capital Corp	2.630	12/28/12	7,198
54,875,000		GMAC, Inc	1.750	10/30/12	55,728
61,800,000		GMAC, Inc	2.200	12/19/12	63,164
23,000,000		JPMorgan Chase & Co	3.130	12/01/11	23,107
30,000,000		Morgan Stanley	2.250	03/13/12	30,262
2,972,610		National Credit Union Administration	1.840	10/07/20	3,010
25,000,000	m	NCUA Guaranteed Notes	3.450	06/12/21	27,244
10,000,000		New York Community Bank	3.000	12/16/11	10,060
1,395,352		Overseas Private Investment Corp	3.420	01/15/15	1,450
22,386,931		Premier Aircraft Leasing	3.580	02/06/22	23,767
13,000,000		Private Export Funding Corp	4.900	12/15/11	13,124
25,000,000		Private Export Funding Corp	3.550	04/15/13	26,183
10,000,000		Private Export Funding Corp	3.050	10/15/14	10,659
7,000,000		Private Export Funding Corp	4.550	05/15/15	7,869
15,000,000		Private Export Funding Corp	2.130	07/15/16	15,482
17,000,000		Private Export Funding Corp	5.450	09/15/17	20,666
10,000,000		Private Export Funding Corp	2.250	12/15/17	10,344
10,000,000		Private Export Funding Corp	4.380	03/15/19	11,588
35,000,000		Private Export Funding Corp	4.300	12/15/21	40,106
4,090,743		Rowan Cos, Inc	3.530	05/01/20	4,293
8,333,160		Rowan Cos, Inc	3.160	07/15/21	8,649
8,619,371		San Clemente Leasing LLC	3.590	08/27/21	9,138
6,500,000		Sovereign Bancorp, Inc	2.750	01/17/12	6,546
4,000,000		Sovereign Bancorp, Inc	2.500	06/15/12	4,059
39,000,000		State Street Corp	2.150	04/30/12	39,434
3,572,656		Totem Ocean Trailer Express, Inc	4.510	12/18/19	3,874
15,000,000		US Bancorp	2.250	03/13/12	15,137
9,500,000		US Central Federal Credit Union	1.900	10/19/12	9,665
3,000,000		US Department of Housing and Urban Development	5.380	08/01/18	3,542
18,400,000		Wells Fargo & Co	2.130	06/15/12	18,627
5,000,000		Western Corporate Federal Credit Union	1.750	11/02/12	5,076

		TOTAL AGENCY SECURITIES			1,172,338

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

FOREIGN GOVERNMENT BONDS - 5.4%
$16,500,000	g	Bank of Montreal	2.850%	06/09/15	$17,415
27,700,000	g	Bank of Montreal	2.630	01/25/16	28,924
2,000,000	g	Barbados Government International Bond	7.000	08/04/22	1,980
4,210,000		Brazilian Government International Bond	5.880	01/15/19	4,831
6,920,000		Brazilian Government International Bond	4.880	01/22/21	7,397
825,000		Brazilian Government International Bond	7.130	01/20/37	1,054
4,500,000		Brazilian Government International Bond	5.630	01/07/41	4,849
10,680,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	11,086
12,200,000		Canada Government International Bond	2.380	09/10/14	12,840
6,000,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	6,250
12,500,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	13,092
3,630,000		Chile Government International Bond	3.880	08/05/20	3,784
2,675,000		Colombia Government International Bond	4.380	07/12/21	2,729
4,500,000		Colombia Government International Bond	6.130	01/18/41	5,099
4,500,000	g	Commonwealth of the Bahamas	6.950	11/20/29	4,905
15,000,000		Council of Europe Development Bank	2.750	02/10/15	15,890
4,370,000	g	Croatia Government International Bond	6.630	07/14/20	4,162
3,350,000	g	Croatia Government International Bond	6.380	03/24/21	3,090
2,350,000	g	Democratic Socialist Republic of Sri Lanka	7.400	01/22/15	2,421
4,500,000	g	Dominican Republic International Bond	7.500	05/06/21	4,388
4,660,000		Eksportfinans ASA	5.000	02/14/12	4,732
5,854,000		Eksportfinans ASA	2.000	09/15/15	5,975
9,400,000	g	El Salvador Government International Bond	7.630	02/01/41	9,024
7,690,000	g	Eskom Holdings Ltd	5.750	01/26/21	7,767
3,500,000		European Investment Bank	4.880	02/15/36	4,094
15,350,000		Export Development Canada	2.250	05/28/15	16,133
1,900,000		Export-Import Bank of Korea	5.130	06/29/20	1,926
7,000,000		Export-Import Bank of Korea	4.380	09/15/21	6,594
3,000,000		Federative Republic of Brazil	6.000	01/17/17	3,425
3,105,556		Federative Republic of Brazil	8.000	01/15/18	3,669
2,000,000		Hungary Government International Bond	4.750	02/03/15	1,960
2,810,000		Hungary Government International Bond	6.380	03/29/21	2,734
6,160,000		Hungary Government International Bond	7.630	03/29/41	6,006
4,400,000		Italy Government International Bond	5.380	06/12/17	4,332
1,610,000		Italy Government International Bond	6.880	09/27/23	1,586
3,670,000	g	Korea Housing Finance Corp	3.500	12/15/16	3,653
4,150,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	4,296
5,000,000		Landwirtschaftliche Rentenbank	5.130	02/01/17	5,901
5,000,000	g	Lithuania Government International Bond	5.130	09/14/17	4,850
1,000,000		Mexico Government International Bond	5.630	01/15/17	1,114
2,900,000		Mexico Government International Bond	6.750	09/27/34	3,567
5,000,000		Mexico Government International Bond	6.050	01/11/40	5,650
9,250,000	g	National Bank of Canada	1.650	01/30/14	9,398
2,000,000		Panama Government International Bond	5.200	01/30/20	2,189
4,500,000		Panama Government International Bond	6.700	01/26/36	5,445
1,000,000		Peruvian Government International Bond	7.130	03/30/19	1,208
1,200,000		Peruvian Government International Bond	7.350	07/21/25	1,494
1,250,000		Peruvian Government International Bond	6.550	03/14/37	1,450
2,500,000		Philippine Government International Bond	5.500	03/30/26	2,616
4,500,000		Poland Government International Bond	3.880	07/16/15	4,561
6,350,000		Poland Government International Bond	6.380	07/15/19	6,985
10,667,000		Poland Government International Bond	5.130	04/21/21	10,640
3,044,000	g	Portugal Government International Bond	3.500	03/25/15	2,141

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$13,825,000		Province of British Columbia Canada	2.850%	06/15/15	$14,741
4,500,000	g	Province of Buenos Aires Argentina	10.880	01/26/21	3,285
7,400,000		Province of Manitoba Canada	5.000	02/15/12	7,521
3,000,000		Province of Manitoba Canada	2.130	04/22/13	3,075
20,000,000		Province of Manitoba Canada	1.380	04/28/14	20,385
20,000,000		Province of New Brunswick Canada	2.750	06/15/18	20,913
12,000,000		Province of Nova Scotia Canada	2.380	07/21/15	12,500
27,400,000		Province of Ontario Canada	4.100	06/16/14	29,647
24,250,000		Province of Ontario Canada	2.950	02/05/15	25,633
35,525,000		Province of Ontario Canada	2.700	06/16/15	37,330
24,000,000		Province of Ontario Canada	2.300	05/10/16	24,862
11,900,000		Province of Ontario Canada	1.600	09/21/16	11,873
10,000,000		Province of Ontario Canada	4.000	10/07/19	11,158
13,000,000		Province of Ontario Canada	4.400	04/14/20	14,802
2,250,000		Province of Quebec Canada	5.130	11/14/16	2,635
8,835,000		Province of Quebec Canada	4.630	05/14/18	10,246
22,500,000		Province of Quebec Canada	3.500	07/29/20	24,034
20,000,000		Province of Quebec Canada	2.750	08/25/21	19,815
6,000,000		Province of Quebec Canada	7.500	09/15/29	9,178
3,000,000		Qatar Government International Bond	5.250	01/20/20	3,300
2,500,000	g	Republic of Ghana	8.500	10/04/17	2,613
2,700,000		Republic of Hungary	6.250	01/29/20	2,619
4,230,000	g	Republic of Indonesia	4.880	05/05/21	4,272
5,500,000	g	Republic of Serbia	7.250	09/28/21	5,060
3,600,000		Republic of Serbia	6.750	11/01/24	3,366
4,500,000		Republic of Turkey	7.500	07/14/17	5,119
4,500,000		Republic of Turkey	6.000	01/14/41	4,286
7,000,000	g	Russian Foreign Bond - Eurobond	3.630	04/29/15	6,878
3,375,000	g	Russian Foreign Bond - Eurobond	5.000	04/29/20	3,316
1,940,000	g	Senegal Goverment International Bond	8.750	05/13/21	1,896
4,502,000		South Africa Government International Bond	6.880	05/27/19	5,357
3,500,000		South Africa Government International Bond	5.500	03/09/20	3,828
1,600,000		South Africa Government International Bond	6.250	03/08/41	1,784
3,700,000	g	Sri Lanka Government International Bond	6.250	10/04/20	3,571
1,630,000	g	Sri Lanka Government International Bond	6.250	07/27/21	1,567
7,680,000		Svensk Exportkredit AB	5.130	03/01/17	8,883
9,000,000	g	Toronto-Dominion Bank	2.200	07/29/15	9,280
3,500,000	g	Ukraine Government International Bond	6.880	09/23/15	3,220
4,000,000	g	Ukraine Government International Bond	6.250	06/17/16	3,555
3,500,000	g	Ukraine Government International Bond	7.750	09/23/20	3,150
2,180,000		United Mexican States	5.880	02/17/14	2,359
3,500,000		United Mexican States	5.950	03/19/19	3,973
500,000		United Mexican States	5.130	01/15/20	541
4,500,000		Uruguay Government International Bond	6.880	09/28/25	5,288

		TOTAL FOREIGN GOVERNMENT BONDS			716,015

MORTGAGE BACKED - 31.2%
23,765,090		Federal Home Loan Mortgage Corp (FHLMC) FHLMC (interest only)	4.000	06/15/34	2,812
4,509,632	i	FHLMC	2.500	02/01/36	4,740
5,671,997	i	FHLMC	2.570	07/01/36	6,008
3,156,457	i	FHLMC	2.420	09/01/36	3,352
3,979,694	i	FHLMC	2.740	09/01/36	4,176

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,441,431	i	FHLMC	5.280%	09/01/36	$3,588
3,995,094	i	FHLMC	5.290	09/01/36	4,217
7,119,795	i	FHLMC	5.740	02/01/37	7,708
8,991,674	i	FHLMC	4.700	03/01/37	9,464
7,322,891	i	FHLMC	5.930	04/01/37	7,953
467,640	i	FHLMC	5.740	05/01/37	505
5,406,894	i	FHLMC	5.600	06/01/37	5,759
5,308,799	i	FHLMC	5.630	08/01/37	5,665
4,452,175	i	FHLMC	5.180	09/01/37	4,732
20,069,836		FHLMC	5.500	08/01/39	22,150
92,828		Federal Home Loan Mortgage Corp Gold (FGLMC) FGLMC	7.000	07/01/13	97
719,876		FGLMC	6.500	12/01/16	784
5,190,868		FGLMC	5.000	09/01/18	5,613
2,668,243		FGLMC	4.500	10/01/18	2,851
1,536,317		FGLMC	4.500	11/01/18	1,642
1,541,451		FGLMC	5.500	01/01/19	1,688
718,433		FGLMC	4.000	06/01/19	764
2,817,406		FGLMC	4.500	01/01/20	3,014
2,272,943		FGLMC	4.500	07/01/20	2,458
1,486,380		FGLMC	4.500	08/01/20	1,590
232,873		FGLMC	7.000	10/01/20	268
20,648,253		FGLMC	4.500	06/01/21	22,082
6,808,368		FGLMC	4.500	06/01/21	7,281
2,614,162		FGLMC	5.000	04/01/23	2,809
43,014		FGLMC	7.000	05/01/23	49
570,747		FGLMC	6.000	10/01/23	628
460,815		FGLMC	6.000	11/01/23	507
10,502,670		FGLMC	4.000	07/01/24	11,063
3,503,088		FGLMC	4.500	09/01/24	3,722
33,000,000	h	FGLMC	5.000	10/15/25	35,423
102,699		FGLMC	8.000	01/01/31	122
71,676		FGLMC	7.000	11/01/31	83
168,407		FGLMC	7.000	12/01/31	195
84,707		FGLMC	7.000	12/01/31	98
141,418		FGLMC	7.000	12/01/31	163
6,503		FGLMC	7.000	01/01/32	8
359,842		FGLMC	8.000	02/01/32	426
4,855,355		FGLMC	4.500	07/01/33	5,172
2,460,544		FGLMC	5.500	11/01/33	2,712
11,100,683		FGLMC	5.500	12/01/33	12,092
3,567,808		FGLMC	5.500	12/01/33	3,887
17,011,711		FGLMC	7.000	12/01/33	19,642
35,270,862		FGLMC	5.000	01/01/34	38,032
7,265,312		FGLMC	5.000	05/01/34	7,832
4,640,777		FGLMC	6.000	09/01/34	5,139
15,740,269		FGLMC	4.500	10/01/34	16,767
1,083,589		FGLMC	5.500	12/01/34	1,189
6,295,411		FGLMC	4.500	04/01/35	6,706
2,413,232		FGLMC	6.000	05/01/35	2,681
1,376,730		FGLMC	6.000	05/01/35	1,530
1,872,609		FGLMC	6.000	05/01/35	2,078
2,507,267		FGLMC	6.000	05/01/35	2,786

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,320,330		FGLMC	6.000%	05/01/35	$4,801
2,720,473		FGLMC	6.000	05/01/35	3,023
6,783,099		FGLMC	7.000	05/01/35	7,832
1,405,692		FGLMC	5.500	06/01/35	1,531
1,132,431		FGLMC	5.500	06/01/35	1,233
3,270,221		FGLMC	5.500	06/01/35	3,561
13,795,219		FGLMC	5.500	06/01/35	15,024
2,774,116		FGLMC	6.000	06/01/35	3,082
10,603,959		FGLMC	4.500	08/01/35	11,282
1,347,209		FGLMC	5.000	10/01/35	1,451
441,255		FGLMC	6.500	11/01/35	497
1,289,958		FGLMC	6.000	01/01/36	1,420
2,748,322		FGLMC	5.000	02/01/36	2,961
1,190,112		FGLMC	5.500	04/01/36	1,306
828,683		FGLMC	6.500	05/01/36	925
7,012,284		FGLMC	6.500	10/01/36	7,826
12,636,063		FGLMC	5.500	04/01/37	13,715
19,097,780		FGLMC	5.500	05/01/37	20,728
7,691,057		FGLMC	6.000	08/01/37	8,546
3,112,206		FGLMC	6.000	09/01/37	3,458
4,377,110		FGLMC	6.500	11/01/37	4,869
14,189,191		FGLMC	5.000	04/01/38	15,391
9,970,683		FGLMC	6.000	11/01/38	10,943
12,120,273		FGLMC	4.500	05/01/39	12,838
16,308,701		FGLMC	4.000	06/01/39	17,102
8,626,550		FGLMC	5.000	07/01/39	9,266
12,342,752		FGLMC	6.000	07/01/39	13,784
85,000,000	h	FGLMC	5.000	10/15/40	91,136
22,774,380		FGLMC	4.500	11/01/40	24,535
25,303,839		FGLMC	4.500	12/01/40	27,181
115,000,000	h	FGLMC	4.500	10/15/41	121,630
60,468		Federal National Mortgage Association (FNMA) FNMA	5.000	06/01/13	63
2,602,187		FNMA	4.440	07/01/13	2,709
3,299,367		FNMA	4.750	10/01/13	3,369
1,332,969		FNMA	4.780	02/01/14	1,410
5,167,347		FNMA	4.440	04/01/14	5,481
1,483,243		FNMA	4.560	01/01/15	1,590
194,281		FNMA	7.500	02/01/15	211
541,185		FNMA	7.500	04/01/15	588
429,470		FNMA	7.500	04/01/15	457
44,673		FNMA	6.500	03/01/16	49
17,074		FNMA	6.500	04/01/16	19
356,025		FNMA	6.500	10/01/16	391
295,949		FNMA	6.500	11/01/16	325
2,993,620		FNMA	5.000	12/01/17	3,239
852,010		FNMA	6.500	02/01/18	936
2,226,435		FNMA	5.500	03/01/18	2,421
5,267,135		FNMA	5.500	04/01/18	5,729
451,414		FNMA	5.500	04/01/18	487
677,260		FNMA	6.500	04/01/18	744
168,378		FNMA	5.500	05/01/18	183
9,008,304		FNMA	4.500	12/01/18	9,650

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$272,990		FNMA	6.000%	01/01/19	$300
60,523		FNMA	6.000	02/01/19	66
5,071,576		FNMA	5.000	04/01/19	5,487
2,582,255		FNMA	4.500	06/01/19	2,767
3,656,690		FNMA	5.000	03/01/20	3,956
1,983,556		FNMA	5.500	07/01/20	2,171
1,236,492		FNMA	4.500	11/01/20	1,325
3,549,347		FNMA	5.000	12/01/20	3,838
5,555,844		FNMA	5.000	03/01/21	6,011
3,288,147		FNMA	5.500	08/01/21	3,568
3,353,707		FNMA	4.500	03/01/23	3,576
98,956		FNMA	8.000	03/01/23	115
7,454,398		FNMA	4.500	06/01/23	7,948
7,282,316		FNMA	5.000	07/01/23	7,834
6,555,728		FNMA	5.000	07/01/23	7,052
2,905,551		FNMA	5.000	12/01/23	3,175
864,308		FNMA	5.500	02/01/24	947
9,924,194		FNMA	4.000	05/01/24	10,474
1,696,145		FNMA	5.500	07/01/24	1,857
262,955		FNMA	8.000	07/01/24	306
3,382,447		FNMA	4.500	08/01/24	3,602
2,271,967		FNMA	5.500	08/01/24	2,487
15,351,397		FNMA	4.000	09/01/24	16,202
7,638,955		FNMA	5.000	10/01/25	8,300
22,000,000	h	FNMA	4.000	10/25/25	23,183
22,000,000	h	FNMA	4.500	10/25/25	23,406
58,089		FNMA	9.000	11/01/25	68
12,000,000	h	FNMA	3.000	10/25/26	12,362
4,275,048		FNMA	6.500	07/01/32	4,811
243,680		FNMA	7.000	07/01/32	281
255,531		FNMA	7.000	07/01/32	294
5,270,471		FNMA	5.500	01/01/33	5,759
4,277,506		FNMA	6.000	01/01/33	4,700
766,499		FNMA	5.000	02/01/33	828
6,142,204		FNMA	4.500	03/25/33	6,574
3,060,238		FNMA	4.500	08/01/33	3,268
3,614,028		FNMA	5.000	08/01/33	3,906
5,792,215		FNMA	4.500	10/01/33	6,186
3,417,473		FNMA	5.000	10/01/33	3,693
2,084,061		FNMA	5.000	10/01/33	2,252
1,003,942		FNMA	5.000	10/01/33	1,085
26,111,306		FNMA	5.000	11/01/33	28,220
549,336		FNMA	5.000	11/01/33	594
6,389,166		FNMA	5.000	11/01/33	6,905
5,802,277		FNMA	5.000	11/01/33	6,271
5,088,271		FNMA	5.500	12/01/33	5,609
618,876		FNMA	5.500	12/01/33	676
1,843,388		FNMA	5.500	12/01/33	2,015
1,390,340		FNMA	5.000	03/01/34	1,503
3,528,381		FNMA	5.000	03/01/34	3,813
1,214,276		FNMA	5.000	03/01/34	1,312
9,239,424		FNMA	5.000	03/01/34	9,986
1,093,597		FNMA	5.000	03/01/34	1,182

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,577,284		FNMA	5.500%	03/01/34	$5,065
9,296,685		FNMA	5.000	04/01/34	10,045
34,527,606		FNMA	5.000	08/01/34	37,306
5,378,181		FNMA	6.000	08/01/34	5,970
2,351,880		FNMA	5.500	09/01/34	2,597
1,930,176		FNMA	5.500	09/01/34	2,136
1,425,489		FNMA	5.500	10/01/34	1,563
1,758,668		FNMA	5.500	10/01/34	1,946
1,733,815		FNMA	6.000	12/01/34	1,929
3,257,603		FNMA	5.500	01/01/35	3,586
36,706,849		FNMA	5.500	02/01/35	40,122
2,656,294		FNMA	5.500	04/01/35	2,939
3,482,173		FNMA	6.000	04/01/35	3,858
9,274,091		FNMA	4.500	05/01/35	9,905
12,606,924		FNMA	5.500	05/01/35	13,764
4,363,893		FNMA	6.000	05/01/35	4,855
2,038,032		FNMA	5.500	06/01/35	2,226
1,473,651		FNMA	5.500	06/01/35	1,610
3,195,705		FNMA	5.500	06/01/35	3,489
561,550		FNMA	5.500	06/01/35	613
615,775		FNMA	5.500	06/01/35	681
112,828		FNMA	7.500	06/01/35	132
1,399,937		FNMA	5.500	07/01/35	1,528
1,996,756		FNMA	6.000	07/01/35	2,204
5,264,337		FNMA	4.500	08/01/35	5,612
7,454,859		FNMA	5.000	08/01/35	8,049
7,945,702		FNMA	5.500	09/01/35	8,792
8,220,619		FNMA	5.000	10/01/35	8,876
4,157,904		FNMA	5.500	11/01/35	4,540
4,146,558	i	FNMA	2.400	02/01/36	4,364
8,017,102		FNMA	5.000	02/01/36	8,656
15,908,449		FNMA	6.000	03/01/36	17,520
2,424,497		FNMA	5.000	04/01/36	2,616
1,669,384	i	FNMA	2.390	07/01/36	1,743
3,263,238		FNMA	6.500	09/01/36	3,639
5,709,873		FNMA	6.000	12/01/36	6,288
5,791,041		FNMA	6.500	03/01/37	6,459
207,044		FNMA	6.500	03/01/37	230
4,099,184		FNMA	7.000	04/01/37	4,708
7,015,193		FNMA	6.500	08/01/37	7,802
2,352,904		FNMA	6.500	08/01/37	2,629
4,151,088		FNMA	6.000	09/01/37	4,662
4,731,368		FNMA	6.000	09/01/37	5,314
2,664,796		FNMA	6.000	09/01/37	2,993
3,575,302		FNMA	6.000	09/01/37	4,016
6,604,556		FNMA	6.500	09/01/37	7,325
5,963,326		FNMA	6.500	09/01/37	6,632
2,868,507		FNMA	6.500	09/01/37	3,181
5,395,916		FNMA	6.500	09/01/37	5,984
787,390		FNMA	6.500	09/01/37	874
9,900,941	i	FNMA	5.870	10/01/37	10,542
2,062,067		FNMA	7.000	11/01/37	2,368
528,822		FNMA	6.500	01/01/38	586

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$213,587		FNMA	6.500%	02/01/38	$237
3,020,523		FNMA	6.500	03/01/38	3,346
369,052		FNMA	6.500	03/01/38	409
1,086,485		FNMA	6.500	03/01/38	1,204
3,506,321		FNMA	5.000	04/01/38	3,776
6,816,560		FNMA	5.000	05/01/38	7,340
13,117,751		FNMA	6.000	07/01/38	14,418
5,641,495	i	FNMA	4.930	10/01/38	6,046
24,013,565		FNMA	6.000	10/01/38	26,394
192,000,000	h	FNMA	5.000	10/25/38	206,520
266,000,000	h	FNMA	6.000	10/25/38	291,769
25,000,000	h	FNMA	6.500	10/25/38	27,555
9,464,586		FNMA	4.500	01/01/39	10,060
5,898,187		FNMA	5.500	01/01/39	6,410
6,680,027		FNMA	6.000	01/01/39	7,338
5,009,099		FNMA	6.000	01/01/39	5,502
9,985,795		FNMA	4.500	02/01/39	10,614
17,949,021		FNMA	4.500	02/01/39	19,077
5,766,299		FNMA	5.500	02/01/39	6,267
9,759,159		FNMA	4.000	04/01/39	10,294
14,339,312		FNMA	4.500	05/01/39	15,232
12,385,710		FNMA	4.500	08/01/39	13,157
253,000,000	h	FNMA	4.000	10/25/39	265,176
141,000,000	h	FNMA	4.500	10/25/39	149,570
355,000,000	h	FNMA	5.500	10/25/39	385,229
31,000,000		FNMA	4.000	02/25/40	33,068
78,362,866		FNMA	4.500	09/01/40	83,240
50,300,845		FNMA	4.500	09/01/40	53,432
80,000,000	h	FNMA	3.500	10/25/40	82,188
19,251,526		FNMA	4.000	11/01/40	20,204
31,658,562		FNMA	4.500	11/01/40	33,629
18,641		Government National Mortgage Association (GNMA) GNMA	9.000	06/15/16	21
4,058		GNMA	9.000	09/15/16	4
7,541		GNMA	9.000	09/15/16	8
11,496		GNMA	9.000	11/15/16	12
3,594		GNMA	9.000	12/15/16	4
8,121		GNMA	9.000	12/15/16	8
77,424		GNMA	9.500	12/15/16	88
34,130		GNMA	8.000	06/15/24	40
60,470		GNMA	8.500	11/20/30	73
66,865		GNMA	8.500	12/20/30	81
2,813,632		GNMA	5.500	07/15/33	3,127
1,352,558		GNMA	5.500	11/20/33	1,507
5,097,223		GNMA	5.500	03/20/35	5,681
2,993,981		GNMA	5.500	12/20/35	3,334
1,891,734		GNMA	6.000	10/20/36	2,116
2,006,361		GNMA	6.000	01/20/37	2,244
5,646,825		GNMA	6.000	02/20/37	6,308
5,536,877		GNMA	6.000	12/15/37	6,182
7,599,585		GNMA	5.000	04/15/38	8,354
9,531,435		GNMA	5.500	07/15/38	10,539
8,704,504		GNMA	5.500	07/20/38	9,647

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,713,160		GNMA	6.000%	08/15/38	$3,028
2,832,497		GNMA	6.000	08/20/38	3,160
48,000,000	h	GNMA	5.500	10/15/38	53,025
3,695,658		GNMA	6.500	11/20/38	4,185
11,879,632		GNMA	4.500	03/15/39	12,953
13,237,599		GNMA	4.500	05/15/39	14,433
6,418,221		GNMA	5.000	06/15/39	7,106
5,725,847		GNMA	5.000	06/15/39	6,339
14,773,885		GNMA	4.500	07/20/39	16,049
4,658,933		GNMA	5.000	07/20/39	5,127
5,412,042		GNMA	4.000	08/15/39	5,798
115,000,000	h	GNMA	4.500	10/15/39	124,937
135,000,000	h	GNMA	5.000	10/15/39	148,247
40,000,000	h	GNMA	6.000	10/15/39	44,606
1,758,828		GNMA	4.000	11/20/39	1,896
50,000,000	h	GNMA	5.000	10/20/40	54,914
130,000,000	h	GNMA	4.000	10/15/41	139,019
91,000,000	h	GNMA	4.500	10/20/41	98,635
10,156,427		GNMA	6.230	09/15/43	10,716
7,899,796		GNMA	6.500	01/15/44	8,789

		TOTAL MORTGAGE BACKED			4,041,646

MUNICIPAL BONDS - 0.5%
2,000,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	2,175
13,000,000		Grant County Public Utility District No 2	5.630	01/01/27	14,686
16,100,000		State of California	7.630	03/01/40	19,847
15,250,000		State of Illinois	6.730	04/01/35	16,166
15,000,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	15,956

		TOTAL MUNICIPAL BONDS			68,830

U.S. TREASURY SECURITIES - 19.8%
345,372,000		United States Treasury Bond	8.000	11/15/21	539,428
22,000,000		United States Treasury Bond	6.380	08/15/27	33,089
49,175,000		United States Treasury Bond	5.250	02/15/29	67,162
147,861,000		United States Treasury Bond	5.380	02/15/31	207,999
677,000		United States Treasury Bond	4.500	02/15/36	877
111,855,000		United States Treasury Bond	3.500	02/15/39	124,369
26,070,000		United States Treasury Bond	3.880	08/15/40	30,974
73,222,000		United States Treasury Bond	4.380	05/15/41	94,594
16,650,000		United States Treasury Note	1.880	06/15/12	16,850
5,410,000		United States Treasury Note	0.630	06/30/12	5,429
6,477,000		United States Treasury Note	1.380	10/15/12	6,556
102,500,000		United States Treasury Note	1.380	11/15/12	103,853
24,690,000		United States Treasury Note	0.630	01/31/13	24,825
30,940,000		United States Treasury Note	1.130	06/15/13	31,386
8,435,000		United States Treasury Note	0.750	08/15/13	8,508
1,575,000		United States Treasury Note	0.130	08/31/13	1,571
25,195,000		United States Treasury Note	3.130	08/31/13	26,556
81,829,000		United States Treasury Note	3.130	09/30/13	86,445
3,835,000		United States Treasury Note	0.500	10/15/13	3,850
62,337,000		United States Treasury Note	2.750	10/31/13	65,473
68,179,000		United States Treasury Note	2.000	11/30/13	70,635
6,467,000		United States Treasury Note	2.250	05/31/14	6,782

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,760,000		United States Treasury Note	0.630%	07/15/14	$3,783
4,880,000		United States Treasury Note	0.500	08/15/14	4,893
22,415,000		United States Treasury Note	2.130	11/30/14	23,571
19,897,000		United States Treasury Note	2.500	04/30/15	21,251
147,421,000		United States Treasury Note	2.130	05/31/15	155,563
37,717,000		United States Treasury Note	1.880	06/30/15	39,461
70,952,000		United States Treasury Note	1.750	07/31/15	73,940
26,332,500		United States Treasury Note	1.250	09/30/15	26,917
18,485,000		United States Treasury Note	1.250	10/31/15	18,876
9,900,000		United States Treasury Note	2.250	03/31/16	10,524
9,800,000		United States Treasury Note	2.380	03/31/16	10,467
34,000,000		United States Treasury Note	1.500	06/30/16	34,938
228,850,000		United States Treasury Note	1.000	08/31/16	229,423
10,000,000		United States Treasury Note	3.130	10/31/16	11,060
7,300,000		United States Treasury Note	2.880	03/31/18	8,013
92,420,000		United States Treasury Note	2.380	05/31/18	98,376
125,000,000		United States Treasury Note	2.250	07/31/18	131,914
10,515,000		United States Treasury Note	1.500	08/31/18	10,566
319,500		United States Treasury Note	2.630	11/15/20	342
18,377,900		United States Treasury Note	2.130	08/15/21	18,702
51,500,000		United States Treasury Note	3.750	08/15/41	59,957
25,000,000	j	United States Treasury Strip Principal	0.000	08/15/27	16,125

		TOTAL U.S. TREASURY SECURITIES			2,565,873

		TOTAL GOVERNMENT BONDS			8,564,702

		(Cost $8,141,128)

STRUCTURED ASSETS - 4.6%

ASSET BACKED - 1.2%
4,950,000		AmeriCredit Automobile Receivables Trust	3.340	04/08/16	5,037
		Series - 2010 3 (Class C)
5,350,000		AmeriCredit Automobile Receivables Trust	2.850	08/08/16	5,393
		Series - 2011 1 (Class C)
74,236	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	0	^
		Series - 2006 WMC1 (Class N1)
1,450,000	g	Avis Budget Rental Car Funding AESOP LLC	3.150	03/20/17	1,494
		Series - 2010 5A (Class A)
2,360,274	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	1,258
		Series - 2004 2 (Class 1M1)
1,180,137	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	398
		Series - 2004 2 (Class 1M2)
927,250	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	206
		Series - 2004 2 (Class 1B)
2,839,919		CIT Group Home Equity Loan Trust	6.200	02/25/30	2,831
		Series - 2002 1 (Class AF6)
682,305		CIT Group Home Equity Loan Trust	6.390	12/25/30	113
		Series - 2002 2 (Class MF2)
6,559		CIT Group Home Equity Loan Trust	6.830	06/25/33	0	^
		Series - 2002 2 (Class BF)
7,048,887		Citicorp Mortgage Securities, Inc	5.710	07/25/36	7,051
		Series - 2006 1 (Class A3)
851,802		Citicorp Mortgage Securities, Inc	5.560	09/25/36	850
		Series - 2006 2 (Class A3)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,105,319	i	Countrywide Asset-Backed Certificates	0.670%	05/25/36	$995
		Series - 2004 AB2 (Class A3)
5,107,671	i	Countrywide Asset-Backed Certificates	5.680	10/25/46	4,938
		Series - 2006 15 (Class A2)
605,290	i	Countrywide Home Equity Loan Trust	0.450	02/15/29	397
		Series - 2004 B (Class 1A)
3,493,843	g	Credit-Based Asset Servicing and Securitization LLC	6.160	12/25/36	3,359
		Series - 2007 MX1 (Class A1)
14,802,435	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	13,762
		Series - 2007 1A (Class AF3)
2,725,000		Ford Credit Auto Owner Trust	3.210	07/15/17	2,812
		Series - 2011 A (Class D)
1,004,163		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	994
		Series - 2006 HLTV (Class A3)
2,600,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	2,065
		Series - 2006 HLTV (Class A4)
3,540,721	i	Irwin Home Equity Corp	0.610	02/25/34	2,910
		Series - 2005 A (Class A3)
21,846,085		Lehman XS Trust	6.500	06/25/46	12,154
		Series - 2006 13 (Class 2A1)
2,911,996	i	Long Beach Mortgage Loan Trust	0.690	02/25/35	2,868
		Series - 2005 1 (Class M1)
1,242,733	i	Morgan Stanley ABS Capital I	0.270	01/25/37	1,210
		Series - 2007 HE2 (Class A2A)
2,886,016	i	Park Place Securities, Inc	0.860	09/25/34	2,525
		Series - 2004 WHQ1 (Class M1)
42,628	i	Renaissance Home Equity Loan Trust	0.670	08/25/33	35
		Series - 2003 2 (Class A)
8,025,000		Renaissance Home Equity Loan Trust	5.590	11/25/36	3,395
		Series - 2006 3 (Class AF3)
8,816,789	i	Residential Asset Mortgage Products, Inc	0.850	11/25/34	8,033
		Series - 2004 RS11 (Class M1)
468,626	i	Residential Asset Securities Corp	6.490	10/25/30	425
		Series - 2001 KS2 (Class AI6)
2,676,134	i	Residential Asset Securities Corp	0.660	04/25/35	2,308
		Series - 2005 KS3 (Class M3)
1,176,721		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	1,163
		Series - 2006 HI5 (Class A2)
13,500,000		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	11,178
		Series - 2006 HI5 (Class A3)
3,728,269		Residential Funding Mortgage Securities II, Inc	5.450	08/25/34	2,888
		Series - 2005 HI1 (Class A5)
5,176,360		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	4,626
		Series - 2006 HI3 (Class A3)
2,500,000		Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	2,142
		Series - 2006 HI1 (Class M1)
350,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	264
		Series - 2006 HI1 (Class M2)
19,219,196		Residential Funding Mortgage Securities II, Inc	5.440	09/25/36	17,404
		Series - 2006 HI4 (Class A3)
2,424,588	i	Securitized Asset Backed Receivables LLC Trust	0.380	03/25/36	2,273
		Series - 2006 NC2 (Class A2)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$6,000,000	g	SLM Student Loan Trust	4.370%	04/17/28	$6,355
		Series - 2011 A (Class A2)
2,000,000	g	SLM Student Loan Trust	3.740	02/15/29	2,011
		Series - 2011 B (Class A2)
6,646,348	i	Soundview Home Equity Loan Trust	0.340	10/25/36	6,488
		Series - 2006 EQ1 (Class A2)
1,928,295	i	Structured Asset Investment Loan Trust	0.630	05/25/35	1,834
		Series - 2005 4 (Class M1)
1,310,265	g,m	Wachovia Amortization Controlled Heloc NIM	5.680	08/12/47	1,081
		Series - 2006 N1 (Class N1)
2,768,834	g,i	Wachovia Loan Trust	0.590	05/25/35	2,177
		Series - 2005 SD1 (Class A)
3,068,327	i	Wells Fargo Home Equity Trust	0.370	07/25/36	2,642
		Series - 2006 2 (Class A3)
540,000		World Financial Network Credit Card Master Trust	5.200	04/15/19	586
		Series - 2010 A (Class M)
5,000,000		World Financial Network Credit Card Master Trust	6.750	04/15/19	5,583
		Series - 2010 A (Class B)

		TOTAL ASSET BACKED			160,511

OTHER MORTGAGE BACKED - 3.4%
4,094,000	i	Banc of America Commercial Mortgage, Inc	4.770	07/10/43	3,633
		Series - 2005 3 (Class AJ)
10,500,000		Banc of America Commercial Mortgage, Inc	5.680	07/10/46	9,796
		Series - 2006 4 (Class AM)
9,773,000	i	Banc of America Commercial Mortgage, Inc	5.820	04/10/49	10,446
		Series - 2007 2 (Class A4)
312,732		Bank of America Alternative Loan Trust	5.500	09/25/19	312
		Series - 2004 8 (Class 3A1)
5,140,475		Bear Stearns Asset Backed Securities Trust	5.250	04/25/35	4,639
		Series - 2005 AC2 (Class 1A)
3,570,153		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	3,859
		Series - 2006 PW14 (Class A4)
6,800,000	i	Bear Stearns Commercial Mortgage Securities	5.580	09/11/41	6,695
		Series - 2006 PW13 (Class AM)
6,375,000	i	Bear Stearns Commercial Mortgage Securities	5.570	10/12/41	6,291
		Series - 2006 T24 (Class AM)
10,445,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	11,126
		Series - 2004 T16 (Class A6)
1,290,000	i	Bear Stearns Commercial Mortgage Securities	5.690	06/11/50	1,373
		Series - 2007 PW17 (Class A4)
2,695,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	2,901
		Series - 2007 PW18 (Class A4)
9,330,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	8,408
		Series - 2007 C9 (Class AM)
6,131,790		Countrywide Alternative Loan Trust	5.500	08/25/16	6,190
		Series - 2004 30CB (Class 1A15)
5,191,777		Countrywide Home Loan Mortgage Pass Through Trust	5.250	02/25/16	4,928
		Series - 2005 6 (Class 1A10)
3,024,124		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	2,940
		Series - 2005 12 (Class 1A5)
1,885,065		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	1,859
		Series - 2005 J3 (Class 1A1)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,521,399	g,i	Credit Suisse Mortgage Capital Certificates	0.410%	04/15/22	$4,095
		Series - 2007 TF2A (Class A1)
14,450,000	g	Credit Suisse Mortgage Capital Certificates	5.380	02/15/40	13,398
		Series - 2009 RR1 (Class A3C)
3,700,000		CS First Boston Mortgage Securities Corp	4.050	05/15/38	3,657
		Series - 2003 C3 (Class B)
9,863,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	10,687
		Series - 2005 C5 (Class A4)
5,525,000	g,i	DB/UBS Mortgage Trust	5.730	11/10/46	4,882
		Series - 2011 LC1A (Class C)
654,941		First Horizon Asset Securities, Inc	5.500	11/25/33	657
		Series - 2003 9 (Class 1A4)
5,828,789	i	GMAC Mortgage Corp Loan Trust	4.560	10/19/33	5,953
		Series - 2003 AR1 (Class A5)
27,604,000	i	Greenwich Capital Commercial Funding Corp	5.890	07/10/38	25,813
		Series - 2006 GG7 (Class AM)
19,762,248		Greenwich Capital Commercial Funding Corp	5.740	12/10/49	20,516
		Series - 2007 GG11 (Class A4)
8,762,000	g	GS Mortgage Securities Corp II	5.150	08/10/43	8,301
		Series - 2010 C1 (Class B)
4,670,000	g,i	GS Mortgage Securities Corp II	5.400	12/10/43	3,976
		Series - 2010 C2 (Class C)
5,910,000	g,i	GS Mortgage Securities Corp II	5.400	12/10/43	5,604
		Series - 2010 C2 (Class B)
2,343,239	i	GSR Mortgage Loan Trust	2.790	01/25/36	2,196
		Series - 2006 AR1 (Class 2A2)
1,076,985	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.410	02/15/20	1,050
		Series - 2006 FL1A (Class A2)
1,290,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.070	11/15/43	1,224
		Series - 2010 C2 (Class B)
2,500,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.720	11/15/43	2,317
		Series - 2010 C2 (Class C)
11,025,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	05/15/45	10,647
		Series - 2006 LDP8 (Class AM)
7,000,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.480	05/15/45	5,498
		Series - 2006 LDP8 (Class AJ)
6,455,000	g,i,m	JP Morgan Chase Commercial Mortgage Securities Corp	5.430	07/15/46	5,588
		Series - 2011 C4 (Class C)
4,695,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340	05/15/47	4,848
		Series - 2006 LDP9 (Class A3)
1,400,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.820	06/15/49	1,463
		Series - 2007 LD11 (Class A4)
2,669,506	i	JP Morgan Mortgage Trust	4.300	04/25/35	2,658
		Series - 2005 A2 (Class 5A1)
3,774,000		LB-UBS Commercial Mortgage Trust	4.740	02/15/30	4,028
		Series - 2005 C1 (Class A4)
7,500,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	8,106
		Series - 2005 C2 (Class A5)
5,425,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	5,571
		Series - 2007 C2 (Class A3)
20,950,000		LB-UBS Commercial Mortgage Trust	5.460	02/15/40	18,524
		Series - 2007 C1 (Class AM)
2,594,000	i	LB-UBS Commercial Mortgage Trust	5.860	07/15/40	2,776
		Series - 2007 C6 (Class A4)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,109,435		MASTR Asset Securitization Trust	5.000%	05/25/35	$3,107
		Series - 2005 1 (Class 2A5)
3,729,128	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	3,675
		Series - 2005 CIP1 (Class AM)
4,700,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.610	02/12/39	5,140
		Series - 2006 1 (Class A4)
12,565,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.170	12/12/49	13,399
		Series - 2006 4 (Class A3)
13,200,000	i	Morgan Stanley Capital I	5.450	02/12/44	14,156
		Series - 2007 HQ11 (Class A4)
6,710,000		Morgan Stanley Capital I	5.360	03/15/44	7,123
		Series - 2007 IQ13 (Class A4)
9,770,000	g,i	Morgan Stanley Capital I	5.420	09/15/47	8,261
		Series - 2011 C1 (Class C)
6,760,000	g,i	Morgan Stanley Capital I	5.420	09/15/47	5,225
		Series - 2011 C1 (Class D)
3,075,000	i	Morgan Stanley Capital I	5.540	11/12/49	2,975
		Series - 2007 T25 (Class AM)
6,714,000	g,i	RBSCF Trust	4.830	04/15/24	6,047
		Series - 2010 MB1 (Class D)
8,525,407		Residential Accredit Loans, Inc	6.000	06/25/36	5,111
		Series - 2006 QS7 (Class A3)
15,480,433	i	Residential Accredit Loans, Inc	0.420	05/25/46	8,755
		Series - 2006 QO5 (Class 2A1)
4,999,610	i	Residential Funding Mortgage Securities I, Inc	2.910	08/25/35	4,281
		Series - 2005 SA3 (Class 2A1)
1,550,413	i	Structured Adjustable Rate Mortgage Loan Trust	0.610	03/25/35	1,459
		Series - 2005 6XS (Class A3)
8,585,000	g	Vornado DP LLC	5.280	09/13/28	7,657
		Series - 2010 VNO (Class C)
9,530,000		Wachovia Bank Commercial Mortgage Trust	5.380	12/15/43	7,621
		Series - 2007 C30 (Class AM)
17,352,000	i	Wachovia Bank Commercial Mortgage Trust	6.170	06/15/45	16,443
		Series - 2006 C26 (Class AM)
3,225,000	i	Wachovia Bank Commercial Mortgage Trust	5.820	05/15/46	2,758
		Series - 2007 C34 (Class AM)
7,595,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	7,859
		Series - 2007 C31 (Class A5)
3,660,000		Wachovia Bank Commercial Mortgage Trust	5.340	11/15/48	3,334
		Series - 2006 C29 (Class AM)
15,255,000	i	Wachovia Bank Commercial Mortgage Trust	5.370	11/15/48	9,396
		Series - 2006 C29 (Class AJ)
6,125,000	i	Wachovia Bank Commercial Mortgage Trust	6.100	02/15/51	6,450
		Series - 2007 C33 (Class A4)
6,565,000	i	Wachovia Bank Commercial Mortgage Trust	6.100	02/15/51	6,920
		Series - 2007 C33 (Class A5)
2,426,720		Wells Fargo Mortgage Backed Securities Trust	5.500	04/25/35	2,448
		Series - 2005 2 (Class 1A1)
854,889	i	Wells Fargo Mortgage Backed Securities Trust	5.390	03/25/36	851
		Series - 2006 AR1 (Class 2A2)
4,725,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.280	10/15/57	4,692
		Series - 2010 C1 (Class B)

		TOTAL OTHER MORTGAGE BACKED			434,572

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

	TOTAL STRUCTURED ASSETS			$595,083

	(Cost $627,988)

	TOTAL BONDS			12,764,614

	(Cost $12,247,302)

SHARES	COMPANY

PREFERRED STOCKS - 0.0%

BANKS - 0.0%
470,597	Federal Home Loan Mortgage Corp	8.380%	12/30/49	941
1,527,061	Federal National Mortgage Association	8.250	12/30/49	2,902

	TOTAL BANKS			3,843

	TOTAL PREFERRED STOCKS			3,843

	(Cost $49,941)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 18.7%
GOVERNMENT AGENCY DEBT - 2.8%
	Federal Home Loan Bank (FHLB)
$20,000,000	FHLB	0.001	10/03/11	20,000
125,000,000	FHLB	0.100	10/14/11	124,998
50,000,000	FHLB	0.014	10/19/11	49,999
50,000,000	FHLB	0.064	11/28/11	49,990
8,300,000	FHLB	0.025	12/30/11	8,300
50,000,000	Federal Home Loan Mortgage Corp (FHLMC) FHLMC	0.070	11/02/11	49,998
49,800,000	FHLMC	0.047	01/09/12	49,796
15,500,000	Federal National Mortgage Association (FNMA) FNMA	0.068	11/03/11	15,497

	TOTAL GOVERNMENT AGENCY DEBT			368,578

TREASURY DEBT - 15.9%
100,000,000	United States Treasury Bill	0.060	10/06/11	100,000
200,000,000	United States Treasury Bill	0.030	10/13/11	199,999
100,000,000	United States Treasury Bill	0.008	10/27/11	99,998
50,000,000	United States Treasury Bill	0.065	11/10/11	49,996
200,000,000	United States Treasury Bill	0.090	11/17/11	199,995
200,000,000	United States Treasury Bill	0.050	11/25/11	199,987
200,000,000	United States Treasury Bill	0.095	12/01/11	199,995
112,000,000	United States Treasury Bill	0.301	12/15/11	111,997
200,000,000	United States Treasury Bill	0.076	12/22/11	199,993
100,000,000	United States Treasury Bill	0.017	01/05/12	99,996
100,000,000	United States Treasury Bill	0.024	01/12/12	99,994
100,000,000	United States Treasury Bill	0.032	02/09/12	99,988
9,000,000	United States Treasury Bill	0.047	02/16/12	8,999
50,000,000	United States Treasury Bill	0.031 - 0.036	03/01/12	49,991
100,000,000	United States Treasury Bill	0.036	03/08/12	99,980
35,000,000	United States Treasury Bill	0.027	05/03/12	34,986
199,000,000	United States Treasury Bill	0.031 - 0.048	05/31/12	198,907

	TOTAL TREASURY DEBT			2,054,801

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	VALUE (000)

	TOTAL SHORT-TERM INVESTMENTS	$2,423,379

	(Cost $2,423,367)

	TOTAL INVESTMENTS - 117.4%	15,208,555
	(Cost $14,737,572)
	OTHER ASSETS & LIABILITIES, NET - (17.4)%	(2,248,664)

	NET ASSETS - 100.0%	$12,959,891

^	Amount represents less than $1,000.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $1,039,107,000 or 8.0% of net assets.

h	These securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
n	In default

	Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND
INFLATION-LINKED BOND ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2011

PRINCIPAL		ISSUER	VALUE (000)

GOVERNMENT BONDS - 99.1%

U.S. TREASURY SECURITIES - 99.1%
	k	United States Treasury Inflation Indexed Bonds
$198,642,056		0.630%, 04/15/13	$202,305
343,310,314		1.880%, 07/15/13	359,349
348,879,918		2.000%, 01/15/14	370,358
236,235,537		1.250%, 04/15/14	247,512
329,799,989		2.000%, 07/15/14	354,818
299,245,685		1.630%, 01/15/15	322,016
224,965,026		0.500%, 04/15/15	234,087
282,931,656		1.880%, 07/15/15	310,761
270,275,088		2.000%, 01/15/16	300,385
256,077,198		0.130%, 04/15/16	264,580
273,596,270		2.500%, 07/15/16	314,443
230,557,196		2.380%, 01/15/17	265,123
208,195,730		2.630%, 07/15/17	245,329
230,825,099		1.630%, 01/15/18	258,254
217,492,140		1.380%, 07/15/18	241,008
215,183,080		2.130%, 01/15/19	250,621
233,831,260		1.880%, 07/15/19	269,144
257,312,073		1.380%, 01/15/20	286,441
283,453,317		1.250%, 07/15/20	312,928
392,895,606		1.130%, 01/15/21	428,839
344,912,076		0.630%, 07/15/21	360,002
377,243,008		2.380%, 01/15/25	465,983
269,563,688		2.000%, 01/15/26	320,212
220,353,175		2.380%, 01/15/27	275,528
215,566,163		1.750%, 01/15/28	249,720
296,152,280		3.630%, 04/15/28	425,950
196,137,536		2.500%, 01/15/29	251,807
291,187,714		3.880%, 04/15/29	438,124
88,151,358		3.380%, 04/15/32	130,010
164,780,510		2.130%, 02/15/40	209,078
217,052,848		2.130%, 02/15/41	277,183
		United States Treasury Notes
52,000,000		0.500%, 08/15/14	52,134
21,000,000		1.000%, 08/31/16	21,053
11,000,000		2.250%, 07/31/18	11,608
4,000,000		2.130%, 08/15/21	4,071

		TOTAL U.S. TREASURY SECURITIES	9,330,764

		TOTAL GOVERNMENT BONDS
		(Cost $8,284,657)	9,330,764

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

PRINCIPAL	ISSUER	VALUE (000)

SHORT-TERM INVESTMENTS - 0.4%

GOVERNMENT AGENCY DEBT - 0.2%
$10,000,000	Federal Home Loan Bank (FHLB) 0.030%, 11/16/11	$10,000
3,055,000	FHLB 0.200%, 10/21/11	3,055
1,605,000	Federal Home Loan Mortgage Corp (FHLMC) 0.046%, 01/24/12	1,605
5,900,000	FHLMC 0.034%, 12/12/11	5,899

		20,559

TREASURY DEBT - 0.2%
	United States Treasury Bill
1,615,000	0.078% 12/22/11	1,615
	United States Treasury Bill
1,930,000	0.100% 12/29/11	1,930
	United States Treasury Note
15,000,000	0.880% 01/31/12	15,040

		18,585

	TOTAL SHORT-TERM INVESTMENTS	39,144

	(Cost $39,146)
	TOTAL INVESTMENTS - 99.5%	9,369,908
	(Cost $8,323,803)
	OTHER ASSETS AND LIABILITIES, NET - 0.5%	45,189

	NET ASSETS - 100.0%	$9,415,097

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND
SOCIAL CHOICE ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2011

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

BONDS - 40.5%

CORPORATE BONDS - 11.1%

AUTOMOBILES & COMPONENTS - 0.0%
$2,350,000		BorgWarner, Inc	4.630%	09/15/20	$2,528
3,250,000		Johnson Controls, Inc	5.000	03/30/20	3,586

		TOTAL AUTOMOBILES & COMPONENTS			6,114

BANKS - 2.2%
3,400,000		Bank of New York Mellon Corp	4.300	05/15/14	3,668
5,000,000		Bank of New York Mellon Corp	3.100	01/15/15	5,190
5,000,000		Bank of New York Mellon Corp	2.950	06/18/15	5,200
5,000,000	e	Bank of New York Mellon Corp	2.300	07/28/16	5,037
2,675,000		Bank of New York Mellon Corp	5.450	05/15/19	3,091
4,750,000		Bank of New York Mellon Corp	3.550	09/23/21	4,735
14,090,000	e,g	Bank of Nova Scotia	1.650	10/29/15	14,195
9,800,000	g	Bank of Nova Scotia	2.150	08/03/16	9,968
5,000,000		BB&T Corp	3.380	09/25/13	5,180
5,000,000		BB&T Corp	3.850	07/27/27	5,113
5,000,000		Capital One Bank USA NA	8.800	07/15/19	5,891
3,500,000		Capital One Capital V	8.880	05/15/40	3,552
4,750,000	i	Capital One Financial Corp	1.400	07/15/14	4,733
6,500,000		Capital One Financial Corp	2.130	07/15/14	6,435
7,250,000	e	Capital One Financial Corp	3.150	07/15/16	7,177
6,900,000		Comerica, Inc	3.000	09/16/15	6,855
8,800,000	g	Depfa ACS Bank	5.130	03/16/37	6,724
2,375,000		Discover Bank	7.000	04/15/20	2,517
8,750,000		First Horizon National Corp	5.380	12/15/15	8,856
5,000,000		First Niagara Financial Group, Inc	6.750	03/19/20	5,624
3,000,000		First Union National Bank of Florida	6.180	02/15/36	3,426
10,400,000		Manufacturers & Traders Trust Co	6.630	12/04/17	12,088
4,644,000	i	Manufacturers & Traders Trust Co	5.590	12/28/20	4,502
6,076,000	i	Manufacturers & Traders Trust Co	5.630	12/01/21	5,879
5,000,000		Mercantile Bankshares Corp	4.630	04/15/13	5,189
1,250,000		Mercantile-Safe Deposit & Trust Co	5.700	11/15/11	1,256
6,100,000		Northern Trust Corp	4.630	05/01/14	6,576
2,250,000		Northern Trust Corp	3.380	08/23/21	2,278
5,000,000		PNC Funding Corp	3.630	02/08/15	5,245
4,750,000		PNC Funding Corp	2.700	09/19/16	4,750
5,000,000		PNC Funding Corp	5.130	02/08/20	5,534
4,650,000	e	SVB Financial Group	5.380	09/15/20	4,833
11,000,000	e,g	Toronto-Dominion Bank	1.630	09/14/16	10,962
4,900,000		US Bancorp	2.000	06/14/13	4,997
3,000,000		US Bancorp	4.950	10/30/14	3,265

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$5,000,000	e	US Bancorp	2.880%	11/20/14	$5,183
2,500,000		USB Capital XIII Trust	6.630	12/15/39	2,511
5,000,000		Webster Bank	5.880	01/15/13	5,106
4,000,000		Zions Bancorporation	7.750	09/23/14	4,217

		TOTAL BANKS			217,538

CAPITAL GOODS - 0.6%
8,200,000		Caterpillar, Inc	1.380	05/27/14	8,255
5,330,000		Caterpillar, Inc	5.200	05/27/41	6,229
5,000,000		Danaher Corp	1.300	06/23/14	5,058
5,000,000		Danaher Corp	2.300	06/23/16	5,122
1,800,000		Deere & Co	5.380	10/16/29	2,243
4,340,000		Deere & Co	8.100	05/15/30	6,547
1,000,000	g	Illinois Tool Works, Inc	3.380	09/15/21	1,025
2,500,000	g	Illinois Tool Works, Inc	4.880	09/15/41	2,783
5,155,000		Pall Corp	5.000	06/15/20	5,788
5,000,000		Pentair, Inc	5.000	05/15/21	5,222
5,000,000		Timken Co	6.000	09/15/14	5,530

		TOTAL CAPITAL GOODS			53,802

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
6,000,000		Fluor Corp	3.380	09/15/21	5,998
5,000,000		Howard Hughes Medical Institute	3.450	09/01/14	5,318
4,750,000		Waste Management, Inc	2.600	09/01/16	4,761
2,730,000	e	Waste Management, Inc	4.600	03/01/21	2,929

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			19,006

CONSUMER DURABLES & APPAREL - 0.4%
7,500,000	g	Harley-Davidson Financial Services, Inc	3.880	03/15/16	7,718
3,150,000		Masco Corp	7.130	03/15/20	3,052
2,500,000		Whirlpool Corp	8.000	05/01/12	2,596
1,100,000		Whirlpool Corp	8.600	05/01/14	1,255
5,000,000		Xerox Corp	8.250	05/15/14	5,692
9,750,000	i	Xerox Corp	1.110	05/16/14	9,661
2,500,000		Xerox Corp	4.250	02/15/15	2,644
2,500,000		Xerox Corp	4.500	05/15/21	2,500

		TOTAL CONSUMER DURABLES & APPAREL			35,118

CONSUMER SERVICES - 0.3%
2,000,000		American National Red Cross	5.390	11/15/12	2,022
4,000,000		American National Red Cross	5.570	11/15/17	4,118
5,000,000		Andrew W Mellon Foundation	3.950	08/01/14	5,379
1,250,000		McDonald’s Corp	5.000	02/01/19	1,461
7,550,000		Nature Conservancy	6.300	07/01/19	8,919
5,145,000		Salvation Army	5.640	09/01/26	5,618

		TOTAL CONSUMER SERVICES			27,517

DIVERSIFIED FINANCIALS - 0.7%
1,675,000		American Express Co	7.000	03/19/18	1,982
3,325,000		American Express Co	8.130	05/20/19	4,197
2,200,000		Ameriprise Financial, Inc	5.300	03/15/20	2,432

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,750,000	i	Berkshire Hathaway, Inc	0.990%	08/15/14	$4,756
4,750,000		Berkshire Hathaway, Inc	2.200	08/15/16	4,781
4,750,000		Berkshire Hathaway, Inc	3.750	08/15/21	4,817
5,000,000		BlackRock, Inc	4.250	05/24/21	5,209
1,000,000		Eaton Vance Corp	6.500	10/02/17	1,141
5,900,000		Ford Motor Credit Co LLC	7.000	04/15/15	6,195
4,950,000		Ford Motor Credit Co LLC	5.000	05/15/18	4,781
3,500,000		Ford Motor Credit Co LLC	5.880	08/02/21	3,481
4,155,000		John Deere Capital Corp	2.250	06/07/16	4,220
6,250,000		MF Global Holdings Ltd	6.250	08/08/16	5,903
7,000,000	e	NASDAQ OMX Group, Inc	2.500	08/15/13	7,158
3,000,000		State Street Corp	4.300	05/30/14	3,237

		TOTAL DIVERSIFIED FINANCIALS			64,290

ENERGY - 0.8%
5,000,000		Apache Corp	5.250	04/15/13	5,322
5,500,000		Apache Corp	5.100	09/01/40	6,136
1,750,000		Chesapeake Energy Corp	6.500	08/15/17	1,811
1,500,000		Chesapeake Energy Corp	6.630	08/15/20	1,545
2,630,000		Chesapeake Energy Corp	6.130	02/15/21	2,650
2,500,000		Devon Energy Corp	6.300	01/15/19	3,031
2,000,000		Devon Energy Corp	5.600	07/15/41	2,306
5,000,000		Diamond Offshore Drilling, Inc	4.880	07/01/15	5,444
5,000,000		EOG Resources, Inc	2.950	06/01/15	5,248
3,000,000		EOG Resources, Inc	4.100	02/01/21	3,209
5,000,000		EQT Corp	8.130	06/01/19	6,062
2,500,000		Hess Corp	8.130	02/15/19	3,222
4,000,000		Hess Corp	6.000	01/15/40	4,562
2,000,000		Hess Corp	5.600	02/15/41	2,158
1,526,000		Marathon Oil Corp	5.900	03/15/18	1,778
1,870,000	g	Marathon Petroleum Corp	3.500	03/01/16	1,928
2,500,000		Noble Energy, Inc	8.250	03/01/19	3,282
5,000,000		SEACOR Holdings, Inc	7.380	10/01/19	5,406
5,000,000		Spectra Energy Capital LLC	5.650	03/01/20	5,569
2,500,000		Tennessee Gas Pipeline Co	8.000	02/01/16	2,904
5,000,000	g	Texas Eastern Transmission LP	4.130	12/01/20	5,352
1,325,000		Weatherford Bermuda Holdings Ltd	5.130	09/15/20	1,348

		TOTAL ENERGY			80,273

FOOD & STAPLES RETAILING - 0.1%
4,100,000		Safeway, Inc	3.950	08/15/20	4,131
2,500,000		Sysco Corp	6.630	03/17/39	3,654

		TOTAL FOOD & STAPLES RETAILING			7,785

FOOD, BEVERAGE & TOBACCO - 0.6%
5,900,000		Coca-Cola Enterprises, Inc	1.130	11/12/13	5,890
4,750,000		Coca-Cola Enterprises, Inc	2.000	08/19/16	4,739
4,250,000	e	Coca-Cola Enterprises, Inc	3.250	08/19/21	4,272
1,100,000		General Mills, Inc	5.650	02/15/19	1,303
7,650,000	e	HJ Heinz Co	2.000	09/12/16	7,672
1,600,000	g	HJ Heinz Finance Co	7.130	08/01/39	2,230
2,500,000		Kellogg Co	4.150	11/15/19	2,761

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,900,000		Kellogg Co	4.000%	12/15/20	$5,251
5,000,000		Kraft Foods, Inc	2.630	05/08/13	5,104
5,000,000		Kraft Foods, Inc	6.500	02/09/40	6,112
2,500,000	e	PepsiCo, Inc	0.880	10/25/13	2,502
5,000,000		PepsiCo, Inc	2.500	05/10/16	5,177
428,000		PepsiCo, Inc	7.900	11/01/18	569

		TOTAL FOOD, BEVERAGE & TOBACCO			53,582

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
4,000,000		Becton Dickinson & Co	5.000	05/15/19	4,621
2,000,000		Becton Dickinson & Co	6.000	05/15/39	2,566
3,500,000		Medtronic, Inc	4.750	09/15/15	3,931
2,650,000		Medtronic, Inc	4.450	03/15/20	3,001
2,500,000		Medtronic, Inc	6.500	03/15/39	3,421
5,000,000		Providence Health & Services	5.050	10/01/14	5,483

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			23,023

INSURANCE - 0.5%
2,500,000		Aflac, Inc	6.900	12/17/39	2,566
3,500,000		Cincinnati Financial Corp	6.130	11/01/34	3,666
3,400,000		Genworth Financial, Inc	7.200	02/15/21	2,889
4,150,000		Lincoln National Corp	4.300	06/15/15	4,367
2,000,000		Markel Corp	6.800	02/15/13	2,089
2,500,000		Markel Corp	7.130	09/30/19	2,833
7,500,000		Markel Corp	5.350	06/01/21	7,654
5,300,000		Markel Corp	7.350	08/15/34	6,075
2,500,000	g	Principal Life Global Funding I	5.130	10/15/13	2,665
3,000,000		Progressive Corp	6.380	01/15/12	3,037
3,100,000		Progressive Corp	3.750	08/23/21	3,162
5,000,000		Protective Life Corp	7.380	10/15/19	5,457
2,000,000		Travelers Cos, Inc	5.900	06/02/19	2,330

		TOTAL INSURANCE			48,790

MATERIALS - 0.5%
2,500,000		3M Co	6.380	02/15/28	3,341
3,335,000		Air Products & Chemicals, Inc	4.380	08/21/19	3,672
2,800,000		Airgas, Inc	4.500	09/15/14	2,985
3,650,000		Alcoa, Inc	5.400	04/15/21	3,537
1,000,000		Ball Corp	6.750	09/15/20	1,035
1,144,000		Bemis Co, Inc	4.880	04/01/12	1,161
4,000,000		Bemis Co, Inc	6.800	08/01/19	4,711
1,750,000		Bemis Co, Inc	4.500	10/15/21	1,771
5,000,000		Cliffs Natural Resources, Inc	6.250	10/01/40	4,870
2,300,000		Eastman Chemical Co	5.500	11/15/19	2,583
2,650,000		International Paper Co	7.300	11/15/39	2,978
5,000,000		MeadWestvaco Corp	7.380	09/01/19	5,694
5,000,000		Praxair, Inc	4.380	03/31/14	5,401
2,500,000		Praxair, Inc	5.250	11/15/14	2,808
5,000,000		Praxair, Inc	4.500	08/15/19	5,511

		TOTAL MATERIALS			52,058

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

MEDIA - 0.4%
$3,500,000		Time Warner Cable, Inc	3.500%	02/01/15	$3,639
3,200,000		Time Warner Cable, Inc	8.750	02/14/19	4,095
3,900,000		Time Warner Cable, Inc	8.250	04/01/19	4,884
5,000,000		Time Warner Cable, Inc	4.130	02/15/21	4,979
5,000,000		Time Warner Cable, Inc	4.000	09/01/21	4,890
3,500,000		Time Warner Cable, Inc	6.550	05/01/37	3,893
5,000,000		Time Warner Cable, Inc	5.500	09/01/41	4,942
5,234,000		Time Warner Entertainment Co LP	10.150	05/01/12	5,500

		TOTAL MEDIA			36,822

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.4%
3,100,000		Abbott Laboratories	2.700	05/27/15	3,254
4,900,000		Gilead Sciences, Inc	4.500	04/01/21	5,281
10,000,000	i	Johnson & Johnson	0.380	05/15/14	10,012
4,600,000	e	Johnson & Johnson	2.150	05/15/16	4,748
4,600,000		Johnson & Johnson	4.500	09/01/40	5,119
8,080,000		Life Technologies Corp	3.500	01/15/16	8,225
5,000,000		Merck & Co, Inc	2.250	01/15/16	5,176

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			41,815

REAL ESTATE - 0.4%
1,000,000		AMB Property LP	7.630	08/15/14	1,089
1,400,000		Federal Realty Investment Trust	5.900	04/01/20	1,520
5,325,000		HCP, Inc	3.750	02/01/16	5,262
3,665,000		Health Care REIT, Inc	3.630	03/15/16	3,573
3,400,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,326
2,500,000		Kilroy Realty Corp	5.000	11/03/15	2,595
3,400,000		Kilroy Realty LP	4.800	07/15/18	3,280
5,750,000		Washington Real Estate Investment Trust	5.130	03/15/13	5,863
7,500,000		Washington Real Estate Investment Trust	4.950	10/01/20	7,959

		TOTAL REAL ESTATE			34,467

RETAILING - 0.2%
5,000,000		AutoZone, Inc	5.750	01/15/15	5,500
3,050,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	3,347
5,095,000		O’Reilly Automotive, Inc	4.630	09/15/21	5,146
500,000		Staples, Inc	9.750	01/15/14	580
4,350,000		Target Corp	1.130	07/18/14	4,384

		TOTAL RETAILING			18,957

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
4,750,000		Intel Corp	1.950	10/01/16	4,784
7,500,000		Texas Instruments, Inc	2.380	05/16/16	7,691

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			12,475

SOFTWARE & SERVICES - 0.2%
5,000,000		Adobe Systems, Inc	3.250	02/01/15	5,250
5,000,000		International Business Machines Corp	1.000	08/05/13	5,036
8,055,000		International Business Machines Corp	1.950	07/22/16	8,126
3,550,000		Symantec Corp	2.750	09/15/15	3,597

		TOTAL SOFTWARE & SERVICES			22,009

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
$666,000		Cisco Systems, Inc	2.900%	11/17/14	$702
1,955,000		Hewlett-Packard Co	4.500	03/01/13	2,039
4,750,000	e,i	Hewlett-Packard Co	1.900	09/19/14	4,768
3,750,000		Hewlett-Packard Co	2.650	06/01/16	3,745
4,750,000		Hewlett-Packard Co	3.000	09/15/16	4,790
2,030,000		Hewlett-Packard Co	3.750	12/01/20	1,972

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			18,016

TELECOMMUNICATION SERVICES - 0.0%
1,265,000		Sprint Capital Corp	8.380	03/15/12	1,278
3,235,000		Sprint Nextel Corp	6.000	12/01/16	2,782

		TOTAL TELECOMMUNICATION SERVICES			4,060

TRANSPORTATION - 0.6%
3,100,000		Burlington Northern Santa Fe LLC	3.450	09/15/21	3,157
4,600,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	4,932
2,100,000		Burlington Northern Santa Fe LLC	4.950	09/15/41	2,228
1,440,000		CSX Corp	6.150	05/01/37	1,771
5,000,000	e	Delta Air Lines, Inc	6.420	07/02/12	5,038
2,500,000		FedEx Corp	7.380	01/15/14	2,830
2,500,000		Norfolk Southern Corp	5.750	01/15/16	2,869
5,000,000	e	Norfolk Southern Corp	5.900	06/15/19	6,017
2,500,000		Norfolk Southern Corp	5.590	05/17/25	2,878
4,815,000		Norfolk Southern Corp	5.640	05/17/29	5,692
10,000,000	g	Southwest Airlines Co	10.500	12/15/11	10,166
		United Parcel Service of America, Inc (Step Bond 8.375%
1,360,000		until 04/01/20, 7.620% until 04/01/30)	8.375	04/01/30	2,038
5,000,000		United Parcel Service, Inc	3.130	01/15/21	5,220

		TOTAL TRANSPORTATION			54,836

UTILITIES - 1.5%
7,550,000		American Water Capital Corp	6.090	10/15/17	8,849
1,667,000		Arizona Public Service Co	5.050	09/01/41	1,817
2,000,000		Atmos Energy Corp	8.500	03/15/19	2,701
5,000,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	5,632
2,000,000		CenterPoint Energy Resources Corp	5.850	01/15/41	2,178
2,000,000		Connecticut Light & Power	5.750	03/01/37	2,428
1,200,000		Connecticut Light & Power Co	5.500	02/01/19	1,415
8,000,000		Detroit Edison Co	3.900	06/01/21	8,511
5,000,000	i	DTE Energy Co	1.030	06/03/13	4,991
2,738,456	g	Great River Energy	5.830	07/01/17	3,055
850,000		Idaho Power Co	4.750	11/15/12	883
5,000,000		Idaho Power Co	5.500	04/01/33	5,721
2,500,000		Idaho Power Co	6.250	10/15/37	3,181
7,500,000	g	International Transmission Co	4.450	07/15/13	7,792
4,000,000		Kentucky Utilities Co	3.250	11/01/20	4,134
2,000,000		Laclede Gas Co	6.150	06/01/36	2,471
6,000,000		Nevada Power Co	6.650	04/01/36	7,957
1,000,000		Nevada Power Co	5.380	09/15/40	1,159
3,335,000		Nevada Power Co	5.450	05/15/41	3,911

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,000,000		Nicor, Inc	6.580%	02/15/28	$2,456
5,000,000		Northeast Utilities	5.650	06/01/13	5,338
1,500,000		Northwest Natural Gas Co	5.620	11/21/23	1,816
1,600,000		NSTAR Electric Co	5.500	03/15/40	1,959
5,000,000		Pacific Gas & Electric Co	8.250	10/15/18	6,660
4,650,000		Pacific Gas & Electric Co	3.250	09/15/21	4,600
4,750,000		Pacific Gas & Electric Co	5.800	03/01/37	5,520
3,750,000		Pacific Gas & Electric Co	5.400	01/15/40	4,190
3,000,000		Pepco Holdings, Inc	2.700	10/01/15	3,040
3,850,000		Portland General Electric Co	6.100	04/15/19	4,728
1,750,000		PPL Electric Utilities Corp	3.000	09/15/21	1,746
2,500,000		PPL Electric Utilities Corp	6.250	05/15/39	3,333
5,250,000		PPL Electric Utilities Corp	5.200	07/15/41	6,187
630,000		Public Service Co of Colorado	4.750	08/15/41	700
5,500,000		San Diego Gas & Electric Co	3.000	08/15/21	5,557
620,000		San Diego Gas & Electric Co	6.000	06/01/39	820
1,380,000		San Diego Gas & Electric Co	5.350	05/15/40	1,696
5,000,000		Washington Gas Light Co	5.440	08/11/25	5,831
1,000,000		Wisconsin Power & Light Co	5.000	07/15/19	1,154

		TOTAL UTILITIES			146,117

		TOTAL CORPORATE BONDS			1,078,470

		(Cost $1,010,531)

GOVERNMENT BONDS 27.2%

AGENCY SECURITIES - 4.3%
		Federal Home Loan Bank (FHLB)
5,500,000		FHLB	5.000	11/17/17	6,622
		Federal Home Loan Mortgage Corp (FHLMC)
4,635,000		FHLMC	2.500	04/23/14	4,866
3,000,000		FHLMC	3.500	05/29/13	3,155
25,000,000		FHLMC	0.750	03/28/13	25,145
		Federal National Mortgage Association (FNMA)
3,000,000		FNMA	2.500	05/15/14	3,146
10,000,000		FNMA	2.630	11/20/14	10,599
2,000,000		FNMA	1.130	07/30/12	2,014
6,000,000		FNMA	1.250	08/20/13	6,086
22,170,175		AMAL Ltd	3.470	08/21/21	23,366
7,524,717		Cal Dive I- Title XI, Inc	4.930	02/01/27	8,671
8,822,461		COP I LLC	3.610	12/05/21	9,751
6,572,229		COP I LLC	3.650	12/05/21	7,008
8,677,580		Gate Capital Cayman Two	3.550	06/11/21	9,188
4,000,000	j	Government Trust Certificate	0.000	04/01/21	3,026
5,000,000	g	Montefiore Medical Center	3.900	05/20/27	5,341
1,651,450		National Credit Union Administration	1.840	10/07/20	1,672
14,500,000	m	NCUA Guaranteed Notes	3.450	06/12/21	15,802
4,500,000		New York Community Bank	3.000	12/16/11	4,527
165,217		Overseas Private Investment Corp	5.410	12/15/11	166
3,850,000	j	Overseas Private Investment Corp	0.000	07/12/14	4,020

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,700,000	j	Overseas Private Investment Corp	0.000%	07/12/14	$5,279
4,500,000	j	Overseas Private Investment Corp	0.000	12/14/14	4,654
3,000,000	j	Overseas Private Investment Corp	0.000	12/14/14	3,467
3,584,322		Overseas Private Investment Corp	3.740	04/15/15	3,747
12,750,000	j	Overseas Private Investment Corp	0.000	11/17/16	12,869
3,000,000	m	Overseas Private Investment Corp	1.900	04/30/18	2,961
2,750,000	m	Overseas Private Investment Corp	1.300	06/15/19	2,734
4,057,813		Overseas Private Investment Corp	5.140	12/15/23	4,757
7,100,000	m	Overseas Private Investment Corp	2.290	09/15/26	7,100
8,905,271		Overseas Private Investment Corp	4.440	02/27/27	10,243
7,850,000		Overseas Private Investment Corp	3.040	05/15/30	7,911
5,000,000		Overseas Private Investment Corp	3.430	05/15/30	5,229
4,750,000	m	Overseas Private Investment Corp	4.010	05/15/30	5,237
9,236,848		Premier Aircraft Leasing	3.580	02/06/22	9,806
1,050,000		Private Export Funding Corp	4.550	05/15/15	1,180
9,750,000		Private Export Funding Corp	2.130	07/15/16	10,063
8,000,000		Private Export Funding Corp	2.250	12/15/17	8,275
10,000,000		Private Export Funding Corp	4.380	03/15/19	11,588
17,500,000		Private Export Funding Corp	4.300	12/15/21	20,053
2,045,372		Rowan Cos, Inc	3.530	05/01/20	2,147
5,299,056		Rowan Cos, Inc	3.160	07/15/21	5,500
8,968,456		San Clemente Leasing LLC	3.590	08/27/21	9,508
8,050,000		State Street Corp	2.150	04/30/12	8,140
4,482,619		Tayarra Ltd	3.630	02/15/22	4,772
4,399,099		Tricahue Leasing LLC	3.500	11/19/21	4,609
		United States Department of Housing and Urban
5,250,000		Development	4.330	08/01/15	5,902
		United States Department of Housing and Urban
3,894,000		Development	2.910	08/01/17	4,191
10,000,000		US Central Federal Credit Union	1.900	10/19/12	10,174
9,000,000		US Department of Housing and Urban Development	5.190	08/01/14	10,139
1,900,000		US Department of Housing and Urban Development	2.200	08/01/15	1,989
8,000,000		US Department of Housing and Urban Development	4.560	08/01/17	9,344
5,007,000		US Department of Housing and Urban Development	5.380	08/01/18	5,912
13,967,000		US Department of Housing and Urban Development	4.960	08/01/20	16,585
13,500,000	e	US Department of Housing and Urban Development	5.050	08/01/21	15,994
5,797,422	g	US Trade Funding Corp	4.260	11/15/14	6,005
5,000,000		Wells Fargo & Co	2.130	06/15/12	5,062
5,000,000		Western Corporate Federal Credit Union	1.750	11/02/12	5,076

		TOTAL AGENCY SECURITIES			422,373

FOREIGN GOVERNMENT BONDS - 2.6%
5,000,000	g	Bank of Montreal	2.630	01/25/16	5,221
4,000,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	4,152
3,900,000		Canada Government International Bond	2.380	09/10/14	4,105
7,000,000	e,g	Canadian Imperial Bank of Commerce	2.750	01/27/16	7,332
24,750,000	e	Council of Europe Development Bank	1.500	01/15/15	25,216
8,500,000		Council of Europe Development Bank	2.750	02/10/15	9,004
2,750,000		Eksportfinans ASA	5.000	02/14/12	2,793
2,000,000		European Investment Bank	4.880	02/15/36	2,340
14,500,000		Hydro Quebec	2.000	06/30/16	14,798
6,082,000		Hydro Quebec	8.400	01/15/22	8,905

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$11,625,000	i	India Government AID Bond	0.350%	02/01/27	$10,640
5,000,000	g	International Finance Facility for Immunisation	5.000	11/14/11	5,023
2,850,000	e	Italy Government International Bond	5.380	06/12/17	2,806
3,145,000	e,g	National Bank of Canada	1.650	01/30/14	3,195
4,000,000		Province of British Columbia Canada	2.850	06/15/15	4,265
12,000,000	e	Province of British Columbia Canada	2.100	05/18/16	12,468
5,000,000		Province of Manitoba Canada	5.000	02/15/12	5,081
2,000,000		Province of Manitoba Canada	2.130	04/22/13	2,050
10,000,000		Province of Manitoba Canada	1.380	04/28/14	10,192
10,000,000		Province of New Brunswick Canada	2.750	06/15/18	10,457
5,000,000		Province of Nova Scotia Canada	2.380	07/21/15	5,208
8,700,000		Province of Ontario Canada	4.100	06/16/14	9,414
8,100,000		Province of Ontario Canada	2.950	02/05/15	8,562
9,450,000		Province of Ontario Canada	2.700	06/16/15	9,930
15,000,000	e	Province of Ontario Canada	2.300	05/10/16	15,539
10,000,000		Province of Ontario Canada	1.600	09/21/16	9,977
6,000,000		Province of Ontario Canada	4.000	10/07/19	6,695
5,000,000		Province of Ontario Canada	4.400	04/14/20	5,693
10,000,000	e	Province of Quebec Canada	3.500	07/29/20	10,682
10,000,000		Province of Quebec Canada	2.750	08/25/21	9,907
5,000,000		Province of Quebec Canada	7.500	09/15/29	7,648

		TOTAL FOREIGN GOVERNMENT BONDS			249,298

MORTGAGE BACKED - 12.4%
		Federal Home Loan Mortgage Corp (FHLMC)
4,000,580	i	FHLMC	5.930	04/01/37	4,345
4,902,697	i	FHLMC	4.700	03/01/37	5,160
2,643,792	i	FHLMC	5.630	08/01/37	2,821
7,280,476		FHLMC	5.500	08/01/39	8,035
4,173,027	i	FHLMC	5.180	09/01/37	4,436
3,405,119	i	FHLMC	5.740	02/01/37	3,687
2,318,639	i	FHLMC	2.500	02/01/36	2,437
8,374,232		FHLMC (interest only)	4.000	06/15/34	991
3,520,550	i	FHLMC	2.570	07/01/36	3,729
1,324,197	i	FHLMC	2.740	09/01/36	1,390
4,734,685	i	FHLMC	2.420	09/01/36	5,028
		Federal Home Loan Mortgage Corp Gold (FGLMC)
1,126,089		FGLMC	4.500	09/01/35	1,198
1,265,126		FGLMC	6.000	08/01/35	1,396
1,270,068		FGLMC	5.500	06/01/35	1,383
801,594		FGLMC	5.000	02/01/36	864
582,935		FGLMC	4.500	12/01/35	620
1,178,808		FGLMC	5.000	10/01/35	1,270
2,979,241		FGLMC	7.000	05/01/35	3,440
904,056		FGLMC	6.000	05/01/35	1,005
1,555,134		FGLMC	6.000	05/01/35	1,728
739,404		FGLMC	6.000	05/01/35	822
450,570		FGLMC	6.000	05/01/35	498
440,588		FGLMC	6.000	05/01/35	490
1,470,242		FGLMC	6.000	05/01/35	1,634
165,737		FGLMC	6.500	05/01/36	185
43,000,000	h	FGLMC	5.000	10/15/40	46,104

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$8,228,502		FGLMC	6.000%	07/01/39	$9,189
2,693,718		FGLMC	5.000	07/01/39	2,893
40,000,000	h	FGLMC	4.500	10/15/41	42,306
6,589,499		FGLMC	4.500	12/01/40	7,078
5,921,339		FGLMC	4.500	11/01/40	6,379
5,150,116		FGLMC	4.000	06/01/39	5,401
1,366,924		FGLMC	6.500	11/01/37	1,520
1,667,253		FGLMC	6.000	09/01/37	1,853
1,174,515		FGLMC	6.500	10/01/36	1,311
1,515,034		FGLMC	4.500	05/01/39	1,605
1,077,912		FGLMC	6.000	11/01/38	1,183
3,657,573		FGLMC	6.000	02/01/38	4,085
245,173		FGLMC	4.500	07/01/20	265
879,845		FGLMC	4.500	01/01/20	941
1,459,928		FGLMC	5.000	02/01/19	1,589
1,856,828		FGLMC	4.500	06/01/21	1,986
6,595,970		FGLMC	4.500	06/01/21	7,054
194,061		FGLMC	7.000	10/01/20	224
1,562,567		FGLMC	5.500	01/01/19	1,711
2,432,982		FGLMC	4.500	10/01/18	2,600
321,778		FGLMC	6.000	12/01/17	347
187,480		FGLMC	6.500	12/01/16	204
4,168,822		FGLMC	4.500	01/01/19	4,522
3,390,327		FGLMC	4.500	11/01/18	3,623
2,929,782		FGLMC	4.500	11/01/18	3,131
1,557,775		FGLMC	4.500	03/01/23	1,656
5,679,419		FGLMC	5.500	12/01/33	6,186
3,327,707		FGLMC	5.500	09/01/33	3,626
3,336,641		FGLMC	5.500	09/01/33	3,636
826,657		FGLMC	5.500	12/01/34	907
1,483,400		FGLMC	6.000	09/01/34	1,643
7,474,940		FGLMC	7.000	12/01/33	8,630
2,130,920		FGLMC	4.500	07/01/33	2,270
3,268,936		FGLMC	4.000	07/01/24	3,443
17,216		FGLMC	7.000	05/01/23	20
839,892		FGLMC	5.000	04/01/23	902
61,045		FGLMC	8.000	01/01/31	72
5,000,000	h	FGLMC	5.000	10/15/25	5,367
1,125,490		FGLMC	4.500	09/01/24	1,196
		Federal National Mortgage Association (FNMA)
3,288,496		FNMA	5.000	08/01/35	3,550
1,683,583		FNMA	4.500	08/01/35	1,795
7,720,667		FNMA	5.500	10/01/35	8,543
8,183,023		FNMA	4.000	10/01/35	8,656
1,254,978		FNMA	5.500	06/01/35	1,389
1,793,631		FNMA	5.500	06/01/35	1,985
560,815		FNMA	6.000	07/01/35	619
57,254		FNMA	7.500	06/01/35	67
1,059,676	i	FNMA	2.400	02/01/36	1,115
1,666,590		FNMA	6.000	12/01/36	1,835
1,631,619		FNMA	6.500	09/01/36	1,820
734,150		FNMA	7.000	02/01/37	843

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$11,135,132	i	FNMA	5.840%	01/01/37	$12,023
914,230		FNMA	6.500	02/01/36	1,020
410,489		FNMA	6.500	02/01/36	458
985,968	i	FNMA	2.390	07/01/36	1,029
2,906,587		FNMA	6.000	03/01/36	3,201
2,580,573		FNMA	5.500	06/01/35	2,855
449,508		FNMA	6.000	12/01/34	500
46,167		FNMA	4.500	09/01/34	49
1,913,634		FNMA	5.500	01/01/35	2,107
6,847,320		FNMA	5.500	01/01/35	7,576
38,051		FNMA	4.500	07/01/34	41
114,064		FNMA	4.500	07/01/34	122
1,232,115		FNMA	4.500	08/01/34	1,315
46,177		FNMA	4.500	08/01/34	49
435,006		FNMA	5.500	03/01/35	481
342,099		FNMA	5.500	05/01/35	379
681,836		FNMA	5.500	05/01/35	754
2,309,937		FNMA	6.000	05/01/35	2,578
271,650		FNMA	5.500	05/01/35	301
1,437,957		FNMA	5.500	04/01/35	1,588
1,126,897		FNMA	5.500	04/01/35	1,247
2,582,246		FNMA	5.500	05/01/35	2,857
1,533,727		FNMA	5.500	04/01/35	1,694
2,895,520		FNMA	6.500	03/01/37	3,229
2,032,685		FNMA	6.000	01/01/39	2,233
1,770,349		FNMA	5.500	01/01/39	1,924
3,205,631		FNMA	4.500	02/01/39	3,407
1,608,016		FNMA	6.000	01/01/39	1,766
54,000,000	h	FNMA	5.000	10/25/38	58,084
2,167,069	i	FNMA	4.930	10/01/38	2,323
3,040,422		FNMA	4.500	01/01/39	3,232
55,000,000	h	FNMA	6.000	10/25/38	60,328
3,548,785		FNMA	4.000	04/01/39	3,743
10,500,000		FNMA	4.000	02/25/40	11,200
58,000,000	h	FNMA	5.500	10/25/39	62,939
9,625,763		FNMA	4.000	11/01/40	10,102
10,000,000	h	FNMA	3.500	10/25/40	10,273
4,007,611		FNMA	4.500	08/01/39	4,257
5,892,067		FNMA	4.500	04/01/39	6,259
97,000,000	h	FNMA	4.500	10/25/39	102,896
80,000,000	h	FNMA	4.000	10/25/39	83,850
289,658		FNMA	6.500	03/01/38	321
1,427,569		FNMA	6.000	09/01/37	1,603
2,534,661		FNMA	6.000	09/01/37	2,847
1,238,354		FNMA	6.500	09/01/37	1,373
1,915,340		FNMA	6.000	09/01/37	2,151
649,555		FNMA	6.500	08/01/37	722
819,837		FNMA	7.000	04/01/37	942
2,223,797		FNMA	6.000	09/01/37	2,498
1,037,406		FNMA	6.500	08/01/37	1,159
552,162		FNMA	6.500	09/01/37	614
56,897		FNMA	6.500	02/01/38	63

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$141,110		FNMA	6.500%	01/01/38	$156
98,494		FNMA	6.500	03/01/38	109
805,463		FNMA	6.500	03/01/38	892
338,001		FNMA	6.500	09/01/37	375
537,845		FNMA	6.500	09/01/37	596
1,054,246		FNMA	7.000	11/01/37	1,211
921,338	i	FNMA	5.870	10/01/37	981
149,252		FNMA	4.500	07/01/34	159
806,410		FNMA	4.500	06/01/19	864
402,515		FNMA	4.500	05/01/19	431
386,142		FNMA	4.500	11/01/20	414
889,465		FNMA	5.000	03/01/20	962
259,317		FNMA	6.000	02/01/19	285
245,997		FNMA	6.000	01/01/19	270
91,851		FNMA	4.500	03/01/19	98
600,000		FNMA	4.000	02/25/19	637
1,037,114		FNMA	5.000	12/01/20	1,121
140,126		FNMA	5.000	01/01/24	153
3,232,687		FNMA	5.000	07/01/23	3,477
3,502,657		FNMA	4.000	05/01/24	3,697
432,154		FNMA	5.500	02/01/24	474
2,818,411		FNMA	5.500	08/01/21	3,058
1,351,421		FNMA	5.000	03/01/21	1,462
27,140		FNMA	8.000	03/01/23	32
1,472,359		FNMA	4.500	03/01/23	1,570
2,112,620		FNMA	5.000	01/01/19	2,302
1,564,421		FNMA	4.560	05/01/14	1,667
3,551,470		FNMA	4.020	08/01/13	3,699
2,908,086		FNMA	4.530	10/01/14	3,113
4,011,371		FNMA	4.270	06/01/14	4,254
7,772		FNMA	7.000	04/01/12	8
6		FNMA	7.500	10/01/11	0	^
2,602,187		FNMA	4.440	07/01/13	2,709
22,396		FNMA	5.000	06/01/13	23
4,426		FNMA	8.500	11/01/14	5
35,330		FNMA	5.500	05/01/18	38
225,707		FNMA	5.500	04/01/18	244
2,196,805		FNMA	5.000	12/01/18	2,377
3,762,294		FNMA	5.500	11/01/18	4,092
579,580		FNMA	6.500	04/01/17	637
121,643		FNMA	6.500	10/01/16	134
257,055		FNMA	6.500	02/01/18	282
1,323,797		FNMA	5.000	12/01/17	1,432
72,751		FNMA	8.000	07/01/24	85
361,488		FNMA	5.000	03/01/34	391
92,151		FNMA	7.000	01/01/34	106
315,793		FNMA	5.000	03/01/34	341
821,971		FNMA	5.000	03/01/34	888
1,664,950		FNMA	5.500	11/01/33	1,820
1,936,729		FNMA	5.500	11/01/33	2,117
672,297		FNMA	5.500	12/01/33	735
280,188		FNMA	5.500	12/01/33	306

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$273,399		FNMA	5.000%	03/01/34	$295
44,415		FNMA	4.500	06/01/34	47
35,133		FNMA	4.500	06/01/34	37
180,131		FNMA	4.500	06/01/34	192
38,228		FNMA	4.500	06/01/34	41
660,779		FNMA	4.500	05/01/34	705
2,480,077		FNMA	5.000	04/01/34	2,680
43,499		FNMA	4.500	05/01/34	46
41,527		FNMA	4.500	05/01/34	44
1,626,920		FNMA	5.500	11/01/33	1,778
1,329,176		FNMA	6.500	07/01/32	1,496
24,000,000	h	FNMA	3.000	10/25/26	24,724
3,071,102		FNMA	4.500	03/25/33	3,287
204,900		FNMA	5.000	02/01/33	221
7,675,698		FNMA	4.000	09/01/24	8,101
2,035,256		FNMA	4.500	08/01/24	2,167
8,000,000	h	FNMA	4.500	10/25/25	8,511
42,000,000	h	FNMA	4.000	10/25/25	44,258
735,990		FNMA	5.500	07/01/33	804
1,250,953		FNMA	5.000	11/01/33	1,352
865,661		FNMA	5.000	10/01/33	936
1,566,020		FNMA	5.500	11/01/33	1,712
1,189,499		FNMA	5.500	11/01/33	1,300
903,507		FNMA	5.000	08/01/33	976
1,304,810		FNMA	4.500	08/01/33	1,394
984,673		FNMA	5.000	10/01/33	1,064
278,775		FNMA	4.500	09/01/33	298
		Government National Mortgage Association (GNMA)
4,331,386		GNMA	4.500	07/20/39	4,705
1,454,936		GNMA	5.000	07/20/39	1,601
1,738,809		GNMA	4.000	08/15/39	1,863
778,682		GNMA	4.500	05/15/39	849
22,000,000	h	GNMA	5.500	10/15/38	24,303
1,847,829		GNMA	6.500	11/20/38	2,093
3,712,385		GNMA	4.500	03/15/39	4,048
29,000,000	h	GNMA	4.000	10/15/41	31,012
38,000,000	h	GNMA	4.500	10/20/41	41,188
4,875,631		GNMA	6.230	09/15/43	5,144
20,000,000	h	GNMA	5.000	10/20/40	21,966
55,000,000	h	GNMA	4.500	10/15/39	59,752
25,000,000	h	GNMA	5.000	10/15/39	27,453
10,000,000	h	GNMA	6.000	10/15/39	11,152
11,450		GNMA	6.500	08/15/23	13
204,616		GNMA	6.500	05/20/31	236
796,423		GNMA	5.500	07/15/33	885
39,773		GNMA	6.500	08/15/23	45
57,827		GNMA	9.000	12/15/17	65
7,327,231		GNMA	2.300	10/15/19	7,323
36,812		GNMA	8.000	06/15/22	43
2,312,500		GNMA	5.000	04/15/38	2,542
1,135,686		GNMA	6.000	08/15/38	1,268
1,185,245		GNMA	6.000	08/20/38	1,322

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,826,991		GNMA	6.000%	02/20/37	$3,158
506,611		GNMA	6.000	10/20/36	567
537,296		GNMA	6.000	01/20/37	601
2,641,826		GNMA	5.500	02/15/37	2,922

		TOTAL MORTGAGE BACKED			1,203,903

MUNICIPAL BONDS - 1.9%
5,600,000		American Municipal Power-Ohio, Inc	6.270	02/15/50	6,314
570,000		Atlanta Urban Residential Finance Authority	5.070	12/01/11	574
4,500,000	g	Basin Electric Power Coop	6.130	06/01/41	4,813
2,390,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	2,600
		Chicago Metropolitan Water Reclamation District-Greater
5,000,000		Chicago	5.720	12/01/38	6,077
1,250,000		City & County of Honolulu HI	6.110	07/01/29	1,356
4,000,000		City of Dallas TX	5.080	02/15/22	4,562
1,500,000		City of Dallas TX	5.200	02/15/35	1,669
890,000		City of Eugene OR	6.320	08/01/22	997
5,000,000		City of New York NY	4.500	06/01/15	5,382
1,055,000	j	City of Oakland CA	0.000	12/15/11	1,052
4,750,000		Clean Water Services	5.700	10/01/30	5,569
5,000,000		Commonwealth of Massachusetts	5.460	12/01/39	5,944
55,000		County of Harnett NC	5.150	05/01/12	56
2,050,000		County of Mercer NJ	5.380	02/01/17	2,184
4,000,000		Dallas County Hospital District	5.620	08/15/44	4,891
		Douglas County Public Utility District No 1 Wells
1,680,000		Hydroelectric	5.110	09/01/18	1,820
1,400,000		Elkhart Redevelopment District	5.500	06/15/18	1,495
7,440,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	8,168
3,500,000		Grant County Public Utility District No 2	5.630	01/01/27	3,954
1,900,000		Guadalupe Valley Electric Coop, Inc	5.670	10/01/32	1,755
1,000,000		Kansas Development Finance Authority	4.590	05/01/14	1,069
1,350,000		Kansas Development Finance Authority	4.720	05/01/15	1,480
1,880,000	g	LL & P Wind Energy, Inc	5.220	12/01/12	1,882
7,270,000		Massachusetts Housing Finance Agency	4.780	12/01/20	7,496
5,400,000		Massachusetts St. Water Pollution Abatement	5.190	08/01/40	6,194
3,000,000		Metropolitan Washington Airports Authority	5.690	10/01/30	3,343
5,000,000		Metropolitan Water District of Southern California	6.250	07/01/39	5,544
750,000		Metropolitan Water Reclamation District of Greater Chicago	2.230	12/01/16	762
5,000,000		Mississippi Development Bank Special Obligation	5.320	07/01/14	5,360
1,095,000		New York State Environmental Facilities Corp	4.900	12/15/11	1,103
3,000,000		New York State Urban Development Corp	6.500	12/15/18	3,492
2,500,000		Newport News Economic Development Authority	5.640	01/15/29	2,672
2,450,000		Ohio State Water Development Authority	4.880	12/01/34	2,701
2,500,000		Oklahoma Capital Improvement Authority	5.180	07/01/14	2,794
3,750,000		State of California	7.630	03/01/40	4,623
5,000,000		State of Connecticut	5.090	10/01/30	5,387
2,050,000		State of Hawaii	4.670	05/01/14	2,220
5,000,000		State of Illinois	4.070	01/01/14	5,148
5,570,000		State of Illinois	4.350	06/01/18	5,522
5,750,000		State of Michigan	4.600	11/01/11	5,766
5,000,000		State of Michigan	2.300	11/01/14	5,121
2,500,000		State of Ohio	5.410	09/01/28	2,858

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,050,000	State of Oregon	5.030%	08/01/14	$3,375
3,265,000	State of Texas	4.900	08/01/20	3,580
5,000,000	State of Texas	6.070	10/01/29	5,839
4,240,000	State of Washington	5.050	01/01/18	4,350
1,033,000	State of Wisconsin	5.700	05/01/26	1,182
5,000,000	Tuolumne Wind Project Authority	6.920	01/01/34	5,792
2,025,000	University Central Florida University Revenues	5.130	10/01/20	1,904
4,900,000	UNM Sandoval Regional Medical Center	4.500	07/20/36	5,212

	TOTAL MUNICIPAL BONDS			185,003

U.S. TREASURY SECURITIES - 6.0%
60,000,000	United States Treasury Bond	8.000	11/15/21	93,713
5,000,000	United States Treasury Bond	6.380	08/15/27	7,520
20,000,000	United States Treasury Bond	5.250	02/15/29	27,316
13,176,000	United States Treasury Bond	5.380	02/15/31	18,535
35,800,000	United States Treasury Bond	3.500	02/15/39	39,805
24,282,500	United States Treasury Bond	3.880	08/15/40	28,851
2,435,500	United States Treasury Bond	4.750	02/15/41	3,328
12,935,000	United States Treasury Bond	4.380	05/15/41	16,710
4,275,000	United States Treasury Note	0.630	06/30/12	4,290
1,400,000	United States Treasury Note	0.500	11/30/12	1,405
4,500,000	United States Treasury Note	0.630	02/28/13	4,526
15,000,000	United States Treasury Note	0.500	05/31/13	15,063
2,325,000	United States Treasury Note	0.130	08/31/13	2,319
2,670,000	United States Treasury Note	3.130	09/30/13	2,821
34,100,000	United States Treasury Note	0.500	10/15/13	34,233
29,030,000	United States Treasury Note	2.250	05/31/14	30,445
2,935,000	United States Treasury Note	0.630	07/15/14	2,953
2,790,000	United States Treasury Note	0.500	08/15/14	2,797
22,395,000	United States Treasury Note	2.380	08/31/14	23,653
900,000	United States Treasury Note	0.250	09/15/14	896
17,585,000	United States Treasury Note	2.130	11/30/14	18,492
3,631,000	United States Treasury Note	2.500	04/30/15	3,878
17,895,000	United States Treasury Note	1.880	06/30/15	18,723
500	United States Treasury Note	1.250	09/30/15	1
106,225,000	United States Treasury Note	1.250	10/31/15	108,474
11,325,000	United States Treasury Note	1.500	06/30/16	11,637
27,882,500	United States Treasury Note	1.000	08/31/16	27,952
3,905,000	United States Treasury Note	2.380	05/31/18	4,157
7,842,000	United States Treasury Note	1.500	08/31/18	7,880
16,685,000	United States Treasury Note	2.630	11/15/20	17,843
7,985,000	United States Treasury Note	2.130	08/15/21	8,126

	TOTAL U.S. TREASURY SECURITIES			588,342

	TOTAL GOVERNMENT BONDS			2,648,919

	(Cost $2,516,784)

STRUCTURED ASSETS - 2.2%

ASSET BACKED - 0.7%
5,000,000	AmeriCredit Automobile Receivables Trust	2.850	08/08/16	5,040
	Series - 2011 1 (Class C)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,500,000	g	Avis Budget Rental Car Funding AESOP LLC	3.150%	03/20/17	$1,545
		Series - 2010 5A (Class A)
3,501,139	i	Chase Funding Loan Acquisition Trust	0.800	06/25/34	2,609
		Series - 2004 OPT1 (Class M1)
674,364	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	150
		Series - 2004 2 (Class 1B)
1,671,460	i	Countrywide Asset-Backed Certificates	5.680	10/25/46	1,616
		Series - 2006 15 (Class A2)
550,264	i	Countrywide Home Equity Loan Trust	0.450	02/15/29	361
		Series - 2004 B (Class 1A)
1,969,257	g	Credit-Based Asset Servicing and Securitization LLC	6.160	12/25/36	1,893
		Series - 2007 MX1 (Class A1)
7,105,169	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	6,606
		Series - 2007 1A (Class AF3)
1,500,000		Ford Credit Auto Owner Trust	3.210	07/15/17	1,548
		Series - 2011 A (Class D)
537,643		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	532
		Series - 2006 HLTV (Class A3)
2,282,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	1,812
		Series - 2006 HLTV (Class A4)
7,784,237		Lehman XS Trust	6.500	06/25/46	4,331
		Series - 2006 13 (Class 2A1)
1,338,497	i	Long Beach Mortgage Loan Trust	0.690	02/25/35	1,318
		Series - 2005 1 (Class M1)
409,026	i	Morgan Stanley ABS Capital I	0.270	01/25/37	398
		Series - 2007 HE2 (Class A2A)
4,010,000		Renaissance Home Equity Loan Trust	5.590	11/25/36	1,696
		Series - 2006 3 (Class AF3)
750,000	g	Rental Car Finance Corp	2.510	02/25/16	761
		Series - 2011 1A (Class A1)
1,539,335		Residential Asset Mortgage Products, Inc	4.970	09/25/33	1,540
		Series - 2003 RZ5 (Class A7)
940,000	i	Residential Asset Securities Corp	0.660	04/25/35	811
		Series - 2005 KS3 (Class M3)
841,020		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	831
		Series - 2006 HI5 (Class A2)
9,000,000		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	7,452
		Series - 2006 HI5 (Class A3)
4,917,542		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	4,395
		Series - 2006 HI3 (Class A3)
2,000,000		Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	1,714
		Series - 2006 HI1 (Class M1)
200,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	151
		Series - 2006 HI1 (Class M2)
11,698,641		Residential Funding Mortgage Securities II, Inc	5.440	09/25/36	10,593
		Series - 2006 HI4 (Class A3)
794,013	i	Securitized Asset Backed Receivables LLC Trust	0.380	03/25/36	744
		Series - 2006 NC2 (Class A2)
1,400,000	g	SLM Student Loan Trust	4.370	04/17/28	1,483
		Series - 2011 A (Class A2)
1,750,000	g	SLM Student Loan Trust	3.740	02/15/29	1,760
		Series - 2011 B (Class A2)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,658,158	i	Soundview Home Equity Loan Trust	0.340%	10/25/36	$1,619
		Series - 2006 EQ1 (Class A2)
1,238,930	i	Structured Asset Investment Loan Trust	0.630	05/25/35	1,178
		Series - 2005 4 (Class M1)
958,730	g,m	Wachovia Amortization Controlled Heloc NIM	5.680	08/12/47	791
		Series - 2006 N1 (Class N1)
1,435,691	g,i	Wachovia Loan Trust	0.590	05/25/35	1,129
		Series - 2005 SD1 (Class A)
1,004,641	i	Wells Fargo Home Equity Trust	0.370	07/25/36	865
		Series - 2006 2 (Class A3)

		TOTAL ASSET BACKED			69,272

OTHER MORTGAGE BACKED - 1.5%
1,355,000	i	Banc of America Commercial Mortgage, Inc	4.770	07/10/43	1,202
		Series - 2005 3 (Class AJ)
950,000		Banc of America Commercial Mortgage, Inc	5.680	07/10/46	886
		Series - 2006 4 (Class AM)
3,220,000	i	Banc of America Commercial Mortgage, Inc	5.820	04/10/49	3,442
		Series - 2007 2 (Class A4)
1,068,500		Bank of America Alternative Loan Trust	5.500	09/25/19	1,066
		Series - 2004 8 (Class 3A1)
1,370,793		Bear Stearns Asset Backed Securities Trust	5.250	04/25/35	1,237
		Series - 2005 AC2 (Class 1A)
505,000		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	546
		Series - 2006 PW14 (Class A4)
2,200,000	i	Bear Stearns Commercial Mortgage Securities	5.580	09/11/41	2,166
		Series - 2006 PW13 (Class AM)
2,405,000	i	Bear Stearns Commercial Mortgage Securities	5.570	10/12/41	2,373
		Series - 2006 T24 (Class AM)
2,655,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	2,828
		Series - 2004 T16 (Class A6)
555,000	i	Bear Stearns Commercial Mortgage Securities	5.690	06/11/50	591
		Series - 2007 PW17 (Class A4)
895,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	964
		Series - 2007 PW18 (Class A4)
2,515,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	2,266
		Series - 2007 C9 (Class AM)
3,004,702		Countrywide Alternative Loan Trust	5.500	08/25/16	3,033
		Series - 2004 30CB (Class 1A15)
1,830,643		Countrywide Home Loan Mortgage Pass Through Trust	5.250	02/25/16	1,738
		Series - 2005 6 (Class 1A10)
2,437,893		Countrywide Home Loan Mortgage Pass Through Trust	4.750	09/25/18	2,526
		Series - 2003 35 (Class 1A1)
1,065,919		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	1,036
		Series - 2005 12 (Class 1A5)
638,047		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	629
		Series - 2005 J3 (Class 1A1)
1,546,178	g,i	Credit Suisse Mortgage Capital Certificates	0.410	04/15/22	1,400
		Series - 2007 TF2A (Class A1)
4,500,000	g	Credit Suisse Mortgage Capital Certificates	5.380	02/15/40	4,172
		Series - 2009 RR1 (Class A3C)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,210,000		CS First Boston Mortgage Securities Corp	4.050%	05/15/38	$1,196
		Series - 2003 C3 (Class B)
2,462,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	2,668
		Series - 2005 C5 (Class A4)
1,715,000	g,i	DB/UBS Mortgage Trust	5.730	11/10/46	1,515
		Series - 2011 LC1A (Class C)
1,810,183	i	GMAC Mortgage Corp Loan Trust	4.560	10/19/33	1,849
		Series - 2003 AR1 (Class A5)
15,430,000	i	Greenwich Capital Commercial Funding Corp	5.890	07/10/38	14,428
		Series - 2006 GG7 (Class AM)
2,750,000	g	GS Mortgage Securities Corp II	5.150	08/10/43	2,605
		Series - 2010 C1 (Class B)
1,690,000	g,i	GS Mortgage Securities Corp II	5.400	12/10/43	1,439
		Series - 2010 C2 (Class C)
2,535,000	g,i	GS Mortgage Securities Corp II	5.400	12/10/43	2,404
		Series - 2010 C2 (Class B)
767,188	i	GSR Mortgage Loan Trust	2.790	01/25/36	719
		Series - 2006 AR1 (Class 2A2)
807,739	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.410	02/15/20	787
		Series - 2006 FL1A (Class A2)
3,607,078	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.550	02/15/20	3,360
		Series - 2006 FL1A (Class D)
380,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.070	11/15/43	361
		Series - 2010 C2 (Class B)
775,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.720	11/15/43	718
		Series - 2010 C2 (Class C)
3,375,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	05/15/45	3,259
		Series - 2006 LDP8 (Class AM)
2,125,000	g,i,m	JP Morgan Chase Commercial Mortgage Securities Corp	5.430	07/15/46	1,840
		Series - 2011 C4 (Class C)
4,120,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.820	06/15/49	4,306
		Series - 2007 LD11 (Class A4)
816,467	i	JP Morgan Mortgage Trust	4.300	04/25/35	813
		Series - 2005 A2 (Class 5A1)
1,125,000		LB-UBS Commercial Mortgage Trust	4.740	02/15/30	1,201
		Series - 2005 C1 (Class A4)
900,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	973
		Series - 2005 C2 (Class A5)
6,120,000		LB-UBS Commercial Mortgage Trust	5.420	02/15/40	6,459
		Series - 2007 C1 (Class A4)
1,750,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	1,797
		Series - 2007 C2 (Class A3)
4,100,000		LB-UBS Commercial Mortgage Trust	5.460	02/15/40	3,625
		Series - 2007 C1 (Class AM)
2,450,000	i	LB-UBS Commercial Mortgage Trust	5.860	07/15/40	2,622
		Series - 2007 C6 (Class A4)
1,268,384		MASTR Asset Securitization Trust	5.000	05/25/35	1,268
		Series - 2005 1 (Class 2A5)
1,645,209	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	1,621
		Series - 2005 CIP1 (Class AM)
4,040,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.170	12/12/49	4,308
		Series - 2006 4 (Class A3)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$6,300,000	i	Morgan Stanley Capital I	5.450%	02/12/44	$6,756
		Series - 2007 HQ11 (Class A4)
3,185,000	g,i	Morgan Stanley Capital I	5.420	09/15/47	2,693
		Series - 2011 C1 (Class C)
1,710,000	g,i	Morgan Stanley Capital I	5.420	09/15/47	1,322
		Series - 2011 C1 (Class D)
850,000	i	Morgan Stanley Capital I	5.540	11/12/49	822
		Series - 2007 T25 (Class AM)
2,750,000	g	OBP DEPOSITOR LLC TRUST	4.650	07/15/45	2,920
		Series - 2010 OBP (Class A)
2,215,000	g,i	RBSCF Trust	4.830	04/15/24	1,995
		Series - 2010 MB1 (Class D)
3,001,638		Residential Accredit Loans, Inc	6.000	06/25/36	1,800
		Series - 2006 QS7 (Class A3)
5,500,840	i	Residential Accredit Loans, Inc	0.420	05/25/46	3,111
		Series - 2006 QO5 (Class 2A1)
1,729,000	i	Residential Funding Mortgage Securities I, Inc	2.910	08/25/35	1,480
		Series - 2005 SA3 (Class 2A1)
525,794	i	Structured Adjustable Rate Mortgage Loan Trust	0.610	03/25/35	495
		Series - 2005 6XS (Class A3)
2,750,000	g	Vornado DP LLC	5.280	09/13/28	2,453
		Series - 2010 VNO (Class C)
3,390,000		Wachovia Bank Commercial Mortgage Trust	5.380	12/15/43	2,711
		Series - 2007 C30 (Class AM)
6,880,000	i	Wachovia Bank Commercial Mortgage Trust	6.170	06/15/45	6,519
		Series - 2006 C26 (Class AM)
1,060,000	i	Wachovia Bank Commercial Mortgage Trust	5.820	05/15/46	907
		Series - 2007 C34 (Class AM)
2,505,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	2,592
		Series - 2007 C31 (Class A5)
1,160,000		Wachovia Bank Commercial Mortgage Trust	5.340	11/15/48	1,057
		Series - 2006 C29 (Class AM)
6,385,000	i	Wachovia Bank Commercial Mortgage Trust	5.370	11/15/48	3,933
		Series - 2006 C29 (Class AJ)
2,175,000	i	Wachovia Bank Commercial Mortgage Trust	6.100	02/15/51	2,291
		Series - 2007 C33 (Class A4)
1,745,000	i	Wachovia Bank Commercial Mortgage Trust	6.100	02/15/51	1,839
		Series - 2007 C33 (Class A5)
1,213,360		Wells Fargo Mortgage Backed Securities Trust	5.500	04/25/35	1,224
		Series - 2005 2 (Class 1A1)
301,493	i	Wells Fargo Mortgage Backed Securities Trust	5.390	03/25/36	300
		Series - 2006 AR1 (Class 2A2)

		TOTAL OTHER MORTGAGE BACKED			151,462

		TOTAL STRUCTURED ASSETS			220,734

		(Cost $233,643)

		TOTAL BONDS			3,948,123

		(Cost $3,760,958)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 58.8%

AUTOMOBILES & COMPONENTS - 1.2%
29,200		Aisin Seiki Co Ltd	$972
81,409	*,e	American Axle & Manufacturing Holdings, Inc	621
898		Autoliv, Inc	44
127,203		Bayerische Motoren Werke AG.	8,403
10,771		Bayerische Motoren Werke AG. (Preference)	505
57,644	*,e	BorgWarner, Inc	3,489
141,200		Denso Corp	4,539
2,955,864	*	Ford Motor Co	28,583
8,129	*,e	Fuel Systems Solutions, Inc	156
215,212		Harley-Davidson, Inc	7,388
333,880		Honda Motor Co Ltd	9,781
811,755		Johnson Controls, Inc	21,406
137,000	*	Mitsubishi Motors Corp	182
38,400	*	Modine Manufacturing Co	348
714,800		Nissan Motor Co Ltd	6,325
57,840		Peugeot S.A.	1,230
97,815		Pirelli & C S.p.A.	696
95,046		Renault S.A.	3,148
9,200		Stanley Electric Co Ltd	139
48,870		Superior Industries International, Inc	755
40,600		Suzuki Motor Corp	895
124,285	*	Tenneco, Inc	3,183
1,793	*,e	Tesla Motors, Inc	44
2,900		Toyoda Gosei Co Ltd	55
32,600		Toyota Industries Corp	951
77,972		Volkswagen AG. (Preference)	10,290
102,500	*	Yamaha Motor Co Ltd	1,353

		TOTAL AUTOMOBILES & COMPONENTS	115,481

BANKS - 3.0%
7,264		Associated Banc-Corp	68
455,847	*	Australia & New Zealand Banking Group Ltd	8,461
1,911,833		Banca Intesa S.p.A.	2,998
766,621		Banca Intesa S.p.A. RSP	985
864,692		Banco Bilbao Vizcaya Argentaria S.A.	7,159
209,409		Banco Comercial Portugues S.A.	54
993,906		Banco Santander Central Hispano S.A.	8,126
18,612		Bank of Hawaii Corp	677
205,100		Bank of Nova Scotia	10,319
1,055,016		Barclays plc	2,587
1,043,957		BB&T Corp	22,268
8,742	e	CapitalSource, Inc	54
7,221	e	Capitol Federal Financial	76
3,360		Cathay General Bancorp	38
64,852	*,e	Citizens Republic Bancorp, Inc	449
2,120	e	Columbia Banking System, Inc	30
153,315		Comerica, Inc	3,522
1,101		Commerce Bancshares, Inc	38
301,281		Commonwealth Bank of Australia	13,103

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

3,936		Community Bank System, Inc	$89
1,591		Cullen/Frost Bankers, Inc	73
88,910	*	Danske Bank AS	1,244
371,719	*	Dexia	707
194,588		DNB NOR Holding ASA	1,939
2,420	e	East West Bancorp, Inc	36
1,345,025		Fifth Third Bancorp	13,585
187,908		First Horizon National Corp	1,120
7,421		First Niagara Financial Group, Inc	68
5,385	e	FNB Corp	46
2,590		Glacier Bancorp, Inc	24
1,710		Hancock Holding Co	46
313,500		Hang Seng Bank Ltd	3,673
2,787,818		HSBC Holdings plc	21,353
235,232		Hudson City Bancorp, Inc	1,331
9,132		Huntington Bancshares, Inc	44
1,147	e	International Bancshares Corp	15
90,119		KBC Groep NV	2,079
1,119,466		Keycorp	6,638
156,691		M&T Bank Corp	10,953
1,800		MB Financial, Inc	26
23,820	*	MGIC Investment Corp	45
1,746,800		Mitsubishi UFJ Financial Group, Inc	8,017
3,311,900		Mizuho Financial Group, Inc	4,850
363,219		National Australia Bank Ltd	7,715
6,490		National Penn Bancshares, Inc	45
1,500		NBT Bancorp, Inc	28
202,104	e	New York Community Bancorp, Inc	2,405
619,838		Nordea Bank AB	5,016
19,938		Old National Bancorp	186
600	e	Park National Corp	32
13,612		People’s United Financial, Inc	155
2,500	*,e	Pinnacle Financial Partners, Inc	27
29,650	*,e	PMI Group, Inc	6
520,027		PNC Financial Services Group, Inc	25,060
1,987,455	*	Popular, Inc	2,981
53,363		Provident Financial Services, Inc	574
39,760	e	Radian Group, Inc	87
1,093,301		Regions Financial Corp	3,641
246,510		Royal Bank of Canada (Toronto)	11,306
5,806,276	*	Royal Bank of Scotland Group plc	2,077
1,000	e	S&T Bancorp, Inc	16
685,000		Shinsei Bank Ltd	770
410,200		Shizuoka Bank Ltd	4,298
1,200	*	Signature Bank	57
221,278		Skandinaviska Enskilda Banken AB (Class A)	1,190
328,241		Standard Chartered plc	6,549
5,030		Susquehanna Bancshares, Inc	28
26,013	*	SVB Financial Group	962
244,510		Svenska Handelsbanken (A Shares)	6,222
6,304		TCF Financial Corp	58
138,711		Toronto-Dominion Bank	9,874

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

1,700		Trustmark Corp	$31
3,150		Umpqua Holdings Corp	28
2,122,460		UniCredito Italiano S.p.A.	2,251
1,526,841		US Bancorp	35,942
5,844		Webster Financial Corp	89
5,690	*	Western Alliance Bancorp	31
591,023		Westpac Banking Corp	11,445
1,110	e	Wintrust Financial Corp	29
15,516		Zions Bancorporation	218

		TOTAL BANKS	300,442

CAPITAL GOODS - 4.8%
502,094		3M Co	36,045
5,700		A.O. Smith Corp	183
9,214	*,e	A123 Systems, Inc	32
35,850		ACS Actividades Cons y Servicios S.A.	1,263
4,358		Actuant Corp (Class A)	86
66,830		Alfa Laval AB	1,052
2,655	*,e	American Superconductor Corp	10
454,831		Ametek, Inc	14,996
4,300		Ampco-Pittsburgh Corp	88
5,965	e	Apogee Enterprises, Inc	51
3,036		Applied Industrial Technologies, Inc	82
64,776	*,e	ArvinMeritor, Inc	457
312,000		Asahi Glass Co Ltd	3,046
43,100		Assa Abloy AB (Class B)	887
10,969	*	Astec Industries, Inc	321
117,114		Balfour Beatty plc	463
120,801		Barnes Group, Inc	2,325
2,120	*	Beacon Roofing Supply, Inc	34
258		Belden CDT, Inc	7
333,800		Bombardier, Inc	1,169
90,747		Bouygues S.A.	3,002
1,300		Brady Corp (Class A)	34
29,997		Briggs & Stratton Corp	405
23,239	*,e	Builders FirstSource, Inc	30
299,328		Bunzl plc	3,567
8,500		CAE, Inc	80
451,140		Caterpillar, Inc	33,311
1,131	*	Chart Industries, Inc	48
118,516		Cintra Concesiones de Infraestructuras de Transporte S.A.	1,351
2,153		Clarcor, Inc	89
1,734	*,e	Colfax Corp	35
100,374		Compagnie de Saint-Gobain	3,829
32,100		Cooper Industries plc	1,480
241,660		Cummins, Inc	19,734
26,300		Daikin Industries Ltd	753
709,519		Danaher Corp	29,757
402,318		Deere & Co	25,978
2,541		Delek Group Ltd	385
32,288		Dover Corp	1,505
341,115		Eaton Corp	12,110

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

3,542	*	EMCOR Group, Inc	$72
738,763		Emerson Electric Co	30,518
1,885	*	EnerSys	38
1,280	*	EnPro Industries, Inc	38
1,450		ESCO Technologies, Inc	37
59,100	*	Fanuc Ltd	8,141
36,274	e	Fastenal Co	1,207
105,500	*	FIAT Industrial S.p.A.	788
11,900		Finning International, Inc	217
41,048	e	Fluor Corp	1,911
26,280		Fomento de Construcciones y Contratas S.A.	648
2,147	*,e	Foster Wheeler AG.	38
2,330		Gardner Denver, Inc	148
1,473		GATX Corp	46
11,700		GEA Group AG.	273
10,891		Geberit AG.	2,011
1,350	*	General Cable Corp	32
48,876	*	Gibraltar Industries, Inc	397
1,500		Gorman-Rupp Co	37
71,827		Graco, Inc	2,452
57,000	*	GrafTech International Ltd	724
1,240		Granite Construction, Inc	23
966	e	Heico Corp	48
2,491	*	Hexcel Corp	55
32,600		Hitachi Construction Machinery Co Ltd	546
9,600		Hochtief AG.	600
635,747		Illinois Tool Works, Inc	26,446
65,956		Ingersoll-Rand plc	1,853
1,900	*	Insituform Technologies, Inc (Class A)	22
2,300		Insteel Industries, Inc	23
336,346		Invensys plc	1,172
1,359	*	Jacobs Engineering Group, Inc	44
628		Joy Global, Inc	39
27,700		JS Group Corp	775
119,400		Komatsu Ltd	2,574
358,097		Koninklijke Philips Electronics NV	6,425
288,000		Kubota Corp	2,349
6,983	*	Layne Christensen Co	161
36,587		LB Foster Co (Class A)	813
26,197		Lincoln Electric Holdings, Inc	760
11,900	*	Makita Corp	424
407,000		Marubeni Corp	2,273
358,039		Masco Corp	2,549
12,396		Metso Oyj	363
750	*	Middleby Corp	53
359,000		Mitsubishi Electric Corp	3,180
1,242	*	Moog, Inc (Class A)	41
1,721		MSC Industrial Direct Co (Class A)	97
114,717	*,e	NCI Building Systems, Inc	867
83,000		NGK Insulators Ltd	1,249
28,000		Nidec Corp	2,255
144,838		Nordson Corp	5,756

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

86,000		NSK Ltd	$632
53,000		NWS Holdings Ltd	70
137,293		Orkla ASA	1,044
127,255	*	Owens Corning, Inc	2,759
272,377		Paccar, Inc	9,212
52,309		Pall Corp	2,218
724		Parker Hannifin Corp	46
43,748		Pentair, Inc	1,400
32,031	*	Polypore International, Inc	1,810
193,127		Precision Castparts Corp	30,023
39,487		Quanex Building Products Corp	432
90,332	*	Quanta Services, Inc	1,697
71,717		Rockwell Automation, Inc	4,016
959		Rockwell Collins, Inc	51
42,835		Roper Industries, Inc	2,952
3,300	*	Rush Enterprises, Inc (Class A)	47
14,000		Safran S.A.	428
204,680		Sandvik AB	2,359
2,100	*	Sauer-Danfoss, Inc	61
164,200		Scania AB (B Shares)	2,346
182,088		Schneider Electric S.A.	9,745
1,836,500		SembCorp Industries Ltd	4,740
63,032	*,e	Sensata Technologies Holding BV	1,668
98,000		Shimizu Corp	430
2,998		Simpson Manufacturing Co, Inc	75
56,800		Skanska AB (B Shares)	786
12,800		SKF AB (B Shares)	241
27,270		Smiths Group plc	421
19,905		Snap-On, Inc	884
215,781	*	Spirit Aerosystems Holdings, Inc (Class A)	3,441
119,700		Sumitomo Electric Industries Ltd	1,406
3,308	e	TAL International Group, Inc	83
102,546		Tennant Co	3,627
2,732		Timken Co	90
610	*	TransDigm Group, Inc	50
69,914		Tredegar Corp	1,037
1,800	*,e	Trex Co, Inc	29
394,521		Tyco International Ltd	16,077
3,052	*	United Rentals, Inc	51
1,070		Universal Forest Products, Inc	26
5,510	*,e	USG Corp	37
544		Valmont Industries, Inc	42
37,780	*	Vestas Wind Systems AS	612
165,360		Vinci S.A.	7,094
341,990		Volvo AB (B Shares)	3,360
122,824		W.W. Grainger, Inc	18,367
9,022	*	Wabash National Corp	43
43,850	*	WABCO Holdings, Inc	1,660
1,517	e	Watsco, Inc	78
19,023	*,e	WESCO International, Inc	638
48,301		Westinghouse Air Brake Technologies Corp	2,554
131,715		Wolseley plc	3,268

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

17,783		Zardoya Otis S.A.	$226

		TOTAL CAPITAL GOODS	460,177

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
2,604		ABM Industries, Inc	50
23,001	*	ACCO Brands Corp	110
58,558		Adecco S.A.	2,308
10,075		Aggreko plc	254
177,909		Avery Dennison Corp	4,461
176,302		Brambles Ltd	1,087
2,370		Brink’s Co	55
2,100		Bureau Veritas S.A.	151
120,569		Capita Group plc	1,321
2,000		CDI Corp	21
1,197	*	Copart, Inc	47
6,678		Corporate Executive Board Co	199
3,144	e	Covanta Holding Corp	48
210,000		Dai Nippon Printing Co Ltd	2,172
18,020		Deluxe Corp	335
80,565		Dun & Bradstreet Corp	4,936
1,517		Equifax, Inc	47
303,817		Experian Group Ltd	3,411
2,000		Heidrick & Struggles International, Inc	33
8,629		Herman Miller, Inc	154
2,815	*,e	Higher One Holdings, Inc	46
26,363	e	HNI Corp	504
700	*	IHS, Inc (Class A)	52
6,100		Intertek Group plc	175
70,241	e	Iron Mountain, Inc	2,221
2,980	e	Knoll, Inc	41
3,300	*	Korn/Ferry International	40
42,601		Manpower, Inc	1,432
2,100	*	Mobile Mini, Inc	35
40,198	e	Pitney Bowes, Inc	756
76,043	e	R.R. Donnelley & Sons Co	1,074
30,400		Randstad Holdings NV	969
141,700		Robert Half International, Inc	3,007
53,100		Secom Co Ltd	2,560
5,810	e	Steelcase, Inc (Class A)	37
44,676	*,e	Tetra Tech, Inc	837
179,000		Toppan Printing Co Ltd	1,304
1,400		United Stationers, Inc	38
2,100		Viad Corp	36
219,838	e	Waste Management, Inc	7,157

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	43,521

CONSUMER DURABLES & APPAREL - 0.9%
12,448		Adidas-Salomon AG.	758
4,859	e	American Greetings Corp (Class A)	90
45,900		Burberry Group plc	834
32,738	e	Callaway Golf Co	169
1,557	*	Carter’s, Inc	48

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

30,220		Christian Dior S.A.	$3,383
187,926		Coach, Inc	9,739
341	e	Columbia Sportswear Co	16
101,873		Compagnie Financiere Richemont S.A.	4,538
2,733	*,e	Deckers Outdoor Corp	255
24,204	*,e	Eastman Kodak Co	19
10,000		Electrolux AB (Series B)	147
2,380	e	Ethan Allen Interiors, Inc	32
9,700		Gildan Activewear, Inc	252
1,769	*	Hanesbrands, Inc	44
2,492		Hasbro, Inc	81
4,959	*	Iconix Brand Group, Inc	78
13,951	e	KB Home	82
1,990	*	Maidenform Brands, Inc	47
405,800		Matsushita Electric Industrial Co Ltd	3,923
559,551		Mattel, Inc	14,488
1,009	*	Mohawk Industries, Inc	43
23,800		Movado Group, Inc	290
3,748		Newell Rubbermaid, Inc	44
390,663		Nike, Inc (Class B)	33,405
197,000		Nikon Corp	4,647
22,800	e	Oxford Industries, Inc	782
14,200		Pandora AS	95
32,344		Phillips-Van Heusen Corp	1,884
2,000	e	Pool Corp	52
50,000		Sekisui Chemical Co Ltd	420
81,000		Sekisui House Ltd	759
132,000	*	Sharp Corp	1,109
173,100	*	Sony Corp	3,314
9,700	*	Tempur-Pedic International, Inc	510
3,202	*	True Religion Apparel, Inc	86
22,874		Tupperware Corp	1,229
1,150	*,e	Under Armour, Inc (Class A)	76
43,973		VF Corp	5,344
1,872	*	Warnaco Group, Inc	86
10,619		Whirlpool Corp	530
123,400		Yamaha Corp	1,335

		TOTAL CONSUMER DURABLES & APPAREL	95,063

CONSUMER SERVICES - 1.2%
35,220	*	AFC Enterprises	417
800	*,e	American Public Education, Inc	27
5,100		Autogrill S.p.A.	51
30,700		Benesse Corp	1,359
1,710	*	BJ’s Restaurants, Inc	75
7,343		Bob Evans Farms, Inc	209
2,181		Brinker International, Inc	46
1,171		CBRL Group, Inc	47
1,020		CEC Entertainment, Inc	29
1,799	*	Cheesecake Factory	44
154	*	Chipotle Mexican Grill, Inc (Class A)	47
100,121	e	Choice Hotels International, Inc	2,976

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

2,246	*,e	Coinstar, Inc	$90
498,183		Compass Group plc	4,019
124,827		Darden Restaurants, Inc	5,336
1,679		DeVry, Inc	62
1,346	*	DineEquity, Inc	52
3,400	*	Domino’s Pizza, Inc	93
74,462	*,e	Gaylord Entertainment Co	1,440
3,984	*	Jack in the Box, Inc	79
317,129		Marriott International, Inc (Class A)	8,639
639,002		McDonald’s Corp	56,117
12,376	*,e	O’Charleys, Inc	74
949	*	Panera Bread Co (Class A)	99
1,300	*	Papa John’s International, Inc	40
1,110	*,e	Peet’s Coffee & Tea, Inc	62
2,433	e	PF Chang’s China Bistro, Inc	66
11,375	*	Ruby Tuesday, Inc	81
29,578	*	Sonic Corp	209
702,477		Starbucks Corp	26,195
124,901		Starwood Hotels & Resorts Worldwide, Inc	4,849
607	e	Strayer Education, Inc	47
7,400		Tim Hortons, Inc (Toronto)	344
2,200		Universal Technical Institute, Inc	30
2,068	e	Vail Resorts, Inc	78
7,580	e	Weight Watchers International, Inc	442
7,800		Whitbread plc	191
62,083		Wyndham Worldwide Corp	1,770
85,600		Yum! Brands, Inc	4,228

		TOTAL CONSUMER SERVICES	120,059

DIVERSIFIED FINANCIALS - 2.8%
4,200		Aeon Credit Service Co Ltd	65
217,737	*	American Capital Ltd	1,485
849,614		American Express Co	38,148
182,415		Ameriprise Financial, Inc	7,180
5,979		Apollo Investment Corp	45
3,458		Ares Capital Corp	48
1,367,637		Bank of New York Mellon Corp	25,423
144,735		BlackRock, Inc	21,422
555,952		Capital One Financial Corp	22,032
2,073		CBOE Holdings, Inc	51
1,600,591		Charles Schwab Corp	18,039
61,163		CME Group, Inc	15,070
1,362	e	Cohen & Steers, Inc	39
46,300	*	Deutsche Boerse AG. - New	2,342
619,143		Discover Financial Services	14,203
4,119	*	E*Trade Financial Corp	38
34,040		Eaton Vance Corp	758
51,550		Evercore Partners, Inc (Class A)	1,175
258,608		Franklin Resources, Inc	24,733
1,704	*,e	Green Dot Corp	53
1,736	e	Greenhill & Co, Inc	50
92,268	*	IntercontinentalExchange, Inc	10,912

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

1,750	*	International Assets Holding Corp	$36
440,262		Invesco Ltd	6,828
3,030	*	Investment Technology Group, Inc	30
9,972		Janus Capital Group, Inc	60
2,903		Jefferies Group, Inc	36
1,570		KBW, Inc	22
21,000		Kinnevik Investment AB (Series B)	389
4,153	*	Knight Capital Group, Inc (Class A)	51
97,520	e	Legg Mason, Inc	2,507
508,899	*	MF Global Holdings Ltd	2,102
3,000		Mitsubishi UFJ Lease & Finance Co Ltd	120
94,335	*	Nasdaq Stock Market, Inc	2,183
135,919	*,e	NewStar Financial, Inc	1,269
898,700	*	Nomura Holdings, Inc	3,277
236,683		Northern Trust Corp	8,279
292,317		NYSE Euronext	6,793
2,760	*	PHH Corp	44
15,778	*,e	Safeguard Scientifics, Inc	237
102,537		SEI Investments Co	1,577
547,900		State Street Corp	17,620
285,505		T Rowe Price Group, Inc	13,639

		TOTAL DIVERSIFIED FINANCIALS	270,410

ENERGY - 5.4%
23,400		Acergy S.A.	445
29,700		Aker Kvaerner ASA	285
25,700		AMEC plc	324
342,332		Apache Corp	27,469
16,000		ARC Energy Trust	344
235,018	*,e	ATP Oil & Gas Corp	1,812
4,366	*,e	Atwood Oceanics, Inc	150
2,112	*	Basic Energy Services, Inc	30
709,010		BG Group plc	13,569
6,400		Bonavista Energy Trust	144
2,730	*	Brigham Exploration Co	69
117,299		Cabot Oil & Gas Corp	7,262
230,902	*	Cairn Energy plc	1,001
7,080	*	Cal Dive International, Inc	14
214,719	*	Cameron International Corp	8,919
24,454	e	CARBO Ceramics, Inc	2,507
5,590	*	Carrizo Oil & Gas, Inc	120
278,200		Cenovus Energy, Inc (Toronto)	8,567
7,183	*,e	Cheniere Energy, Inc	37
777,697		Chesapeake Energy Corp	19,870
110,102		Cimarex Energy Co	6,133
268,523	*,e	Clean Energy Fuels Corp	2,986
5,145	*	Cobalt International Energy, Inc	40
38,527	*	Compagnie Generale de Geophysique S.A.	679
50,401	*	Complete Production Services, Inc	950
1,993	*,e	Comstock Resources, Inc	31
7,866	*	Concho Resources, Inc	560
47,800	*	Contango Oil & Gas Co	2,615

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

934	*,e	Continental Resources, Inc	$45
163,000		Cosmo Oil Co Ltd	403
17,200		Crescent Point Energy Corp	648
190,536	e	Crosstex Energy, Inc	2,568
134,618	*	CVR Energy, Inc	2,846
6,000	*,e	Dawson Geophysical Co	141
478,056	*	Denbury Resources, Inc	5,498
447,961	*	Devon Energy Corp	24,835
223,236	e	Diamond Offshore Drilling, Inc	12,220
2,499	*	Dresser-Rand Group, Inc	101
922,586		El Paso Corp	16,127
290,374		Enbridge, Inc	9,269
8,700		Enerplus Resources Fund	215
624,899		ENI S.p.A.	10,994
311,694		EOG Resources, Inc	22,133
374,712		Equitable Resources, Inc	19,995
12,782	*,e	Exterran Holdings, Inc	124
246,288	*	FMC Technologies, Inc	9,260
14,100		Fugro NV	711
134,058		Galp Energia SGPS S.A.	2,448
180,132	*	Global Industries Ltd	1,427
16,840	*,e	GMX Resources, Inc	38
51,477	*,e	Goodrich Petroleum Corp	608
22,906		Gulf Island Fabrication, Inc	474
65,116	*	Gulfmark Offshore, Inc	2,366
84,505	*	Hercules Offshore, Inc	247
418,155	e	Hess Corp	21,936
151,299	*,e	Hornbeck Offshore Services, Inc	3,769
4,600		Idemitsu Kosan Co Ltd	412
670		Inpex Holdings, Inc	4,115
58,369	*,e	ION Geophysical Corp	276
4,180	*	Key Energy Services, Inc	40
3,844	*,e	Kinder Morgan Management LLC	226
9,058	*,e	Kodiak Oil & Gas Corp	47
14,079		Lufkin Industries, Inc	749
781,543		Marathon Oil Corp	16,866
471,076		National Oilwell Varco, Inc	24,128
121,531		Neste Oil Oyj	1,055
148,046	*	Newfield Exploration Co	5,876
6,729	*	Newpark Resources, Inc	41
245,777		Nexen, Inc	3,823
125,262	e	Noble Corp	3,676
330,737		Noble Energy, Inc	23,416
14,826	*,e	Northern Oil And Gas, Inc	287
2,078	*,e	Oasis Petroleum, Inc	46
23,381		Oceaneering International, Inc	826
16,241	*	Oil States International, Inc	827
139,826		OMV AG.	4,162
542,243		Origin Energy Ltd	6,939
4,321	*	OYO Geospace Corp	243
20,500		Pacific Rubiales Energy Corp (Toronto)	434
116,560	*	Parker Drilling Co	512

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

75,800		Penn West Energy Trust	$1,125
11,600		PetroBakken Energy Ltd	75
23,300		Petrofac Ltd	431
37,146	*,e	Petroleum Development Corp	720
81,139	*,e	Petroquest Energy, Inc	446
87,693	*	Pioneer Drilling Co	630
173,922		Pioneer Natural Resources Co	11,439
1,514	*	Plains Exploration & Production Co	34
303,935	e	Questar Market Resources, Inc	8,228
117,233	*,e	Quicksilver Resources, Inc	889
96,905		Range Resources Corp	5,665
769,765	*,e	Rentech, Inc	601
293,175		Repsol YPF S.A.	7,739
36,777	*,e	Rex Energy Corp	465
13,890	*	Rosetta Resources, Inc	475
42,882	e	RPC, Inc	700
41,511		Saipem S.p.A.	1,457
444,953		Santos Ltd	4,815
894		SEACOR Holdings, Inc	72
113,225		SeaDrill Ltd	3,127
50,500		Showa Shell Sekiyu KK	360
233,642	*	Southwestern Energy Co	7,787
1,159,331		Spectra Energy Corp	28,439
93,305	e	St. Mary Land & Exploration Co	5,659
380,804		Suncor Energy, Inc	9,725
50,807		Sunoco, Inc	1,576
1,449	*	Superior Energy Services	38
442,000		Talisman Energy, Inc	5,433
7,769		Technip S.A.	622
159,456		Tenaris S.A.	2,009
5,071	*	Tetra Technologies, Inc	39
800		Tidewater, Inc	34
26,000		TonenGeneral Sekiyu KK	299
249,291		Tullow Oil plc	5,042
135,014	*	Ultra Petroleum Corp	3,743
41,805	*	Unit Corp	1,543
2,700		Vermilion Energy Trust	113
895,694	*	Weatherford International Ltd	10,936
329,719	*,e	Western Refining, Inc	4,108
105,778	*	Whiting Petroleum Corp	3,711

		TOTAL ENERGY	517,749

FOOD & STAPLES RETAILING - 0.9%
156,800		Aeon Co Ltd	2,121
179,256		Carrefour S.A.	4,082
2,277		Casey’s General Stores, Inc	99
10,876		Casino Guichard Perrachon S.A.	849
4,100		Colruyt S.A.	170
10,250		Delhaize Group	599
177,850	*	Distribuidora Internacional de Alimentacion S.A.	708
172,768		J Sainsbury plc	736
59,300		Jeronimo Martins SGPS S.A.	926

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

6,988		Kesko Oyj (B Shares)	$215
302,457		Koninklijke Ahold NV	3,557
327,949		Kroger Co	7,202
9,800		Lawson, Inc	555
34,600		Loblaw Cos Ltd	1,302
48,900		Metcash Ltd	193
68,666		Metro AG.	2,915
11,000		Metro, Inc	481
221		Pricesmart, Inc	14
961		Ruddick Corp	37
440,233		Safeway, Inc	7,321
128,700		Seven & I Holdings Co Ltd	3,607
18,582		Spartan Stores, Inc	288
974,945		Sysco Corp	25,252
1,871,476		Tesco plc	10,963
1,270	*	United Natural Foods, Inc	47
59,424		Whole Foods Market, Inc	3,881
2,600	*,e	Winn-Dixie Stores, Inc	15
152,243		WM Morrison Supermarkets plc	686
231,372		Woolworths Ltd	5,529

		TOTAL FOOD & STAPLES RETAILING	84,350

FOOD, BEVERAGE & TOBACCO - 2.7%
137,000		Ajinomoto Co, Inc	1,618
28,818		Aryzta AG.	1,251
186,388		Associated British Foods plc	3,209
373,552	e	Campbell Soup Co	12,092
189,544		Coca Cola Hellenic Bottling Co S.A.	3,341
61,400		Coca-Cola Amatil Ltd	703
6,100		Coca-Cola West Japan Co Ltd	117
87,141		ConAgra Foods, Inc	2,111
5,450	*	Darling International, Inc	69
1,010	e	Diamond Foods, Inc	81
1,266		Dr Pepper Snapple Group, Inc	49
2,100		Flowers Foods, Inc	41
844,419		General Mills, Inc	32,485
107,228	*	Green Mountain Coffee Roasters, Inc	9,966
169,225		Groupe Danone	10,403
379,827		H.J. Heinz Co	19,174
2,100	*	Hain Celestial Group, Inc	64
14,472	*	Hansen Natural Corp	1,263
19,174		Hormel Foods Corp	518
42,039		J.M. Smucker Co	3,064
474,541		Kellogg Co	25,241
27,697		Kerry Group plc (Class A)	972
31,000		Kikkoman Corp	354
1,194,258		Kraft Foods, Inc (Class A)	40,104
2,677	e	Lancaster Colony Corp	163
23,161		McCormick & Co, Inc	1,069
3,100		MEIJI Holdings Co Ltd	147
13,000		Nippon Meat Packers, Inc	169
39,000		Nisshin Seifun Group, Inc	509

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

14,500		Nissin Food Products Co Ltd	$583
28,800		Parmalat S.p.A.	61
866,867		PepsiCo, Inc	53,659
1,876	*	Ralcorp Holdings, Inc	144
27,500		Saputo, Inc	1,083
630,662		Sara Lee Corp	10,311
11,700		Suedzucker AG.	332
11,095	e	Tootsie Roll Industries, Inc	268
1,630	*	TreeHouse Foods, Inc	101
390,614		Unilever NV	12,364
361,651		Unilever plc	11,328
81,300		Viterra, Inc	800
42,800		Yakult Honsha Co Ltd	1,335
6,000		Yamazaki Baking Co Ltd	91

		TOTAL FOOD, BEVERAGE & TOBACCO	262,807

HEALTH CARE EQUIPMENT & SERVICES - 2.0%
4,484	*,e	Accretive Health, Inc	95
522,907		Aetna, Inc	19,008
2,548	*	Align Technology, Inc	39
1,123	*	Amerigroup Corp	44
10,800	*	Amsurg Corp	243
624,652		Baxter International, Inc	35,069
353,130		Becton Dickinson & Co	25,891
3,075	*	Brookdale Senior Living, Inc	39
42,005	*	Centene Corp	1,204
10,868		Chemed Corp	597
169,846		Cigna Corp	7,123
2,310	*	Conceptus, Inc	24
1,930	*	Coventry Health Care, Inc	56
3,100	*	Gen-Probe, Inc	177
12,050	*	Greatbatch, Inc	241
730	*	Haemonetics Corp	43
11,364	*	Health Management Associates, Inc (Class A)	79
1,538	*	Healthspring, Inc	56
16,830	*	Henry Schein, Inc	1,044
78,382		Hill-Rom Holdings, Inc	2,353
3,907	*	HMS Holdings Corp	95
92,876		Humana, Inc	6,755
44,643	*,e	Idexx Laboratories, Inc	3,079
1,200	*	Integra LifeSciences Holdings Corp	43
4,500		Invacare Corp	104
50,021	*	Inverness Medical Innovations, Inc	983
31,590	*	Kinetic Concepts, Inc	2,081
55,041	*	LifePoint Hospitals, Inc	2,017
997	*	Magellan Health Services, Inc	48
2,103	*,e	MAKO Surgical Corp	72
1,760		Masimo Corp	38
1,730	*	MedAssets, Inc	17
256,594	*	Medco Health Solutions, Inc	12,032
985,877		Medtronic, Inc	32,771
45,847	*	Molina Healthcare, Inc	708

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

8,672	*	MWI Veterinary Supply, Inc	$597
1,976	*	NuVasive, Inc	34
2,364	*	NxStage Medical, Inc	49
69,800		Olympus Corp	2,154
3,000	*	Omnicell, Inc	41
10,603		Owens & Minor, Inc	302
1,888	*	Palomar Medical Technologies, Inc	15
90,384		Patterson Cos, Inc	2,588
2,500	*,e	PSS World Medical, Inc	49
599	e	Quality Systems, Inc	58
25,322	*,e	Resmed, Inc	729
1,120	*	Sirona Dental Systems, Inc	47
46,000		STERIS Corp	1,346
13,424	*,e	Sun Healthcare Group, Inc	36
4,400		Suzuken Co Ltd	118
6,200		Sysmex Corp	223
502,396		WellPoint, Inc	32,795
2,100	*	Wright Medical Group, Inc	38

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	195,487

HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
290,529		Avon Products, Inc	5,694
9,680		Beiersdorf AG.	518
75,009		Clorox Co	4,975
363,264		Colgate-Palmolive Co	32,214
42,402		Estee Lauder Cos (Class A)	3,725
155		Henkel KGaA	7
156,880		Henkel KGaA (Preference)	8,342
82,007		Herbalife Ltd	4,396
181,200		Kao Corp	5,047
458,075		Kimberly-Clark Corp	32,528
63,795		L’Oreal S.A.	6,223
3,189	*,e	Medifast, Inc	52
1,610	e	Nu Skin Enterprises, Inc (Class A)	65
1,366,743		Procter & Gamble Co	86,351
152,666		Reckitt Benckiser Group plc	7,735

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	197,872

INSURANCE - 3.3%
313,064		ACE Ltd	18,972
642,877		Aflac, Inc	22,469
777	*	Alleghany Corp	224
4,400	e	American Equity Investment Life Holding Co	39
1,442,131		AMP Ltd	5,417
62,888	*,e	Arch Capital Group Ltd	2,055
3,203		Arthur J. Gallagher & Co	84
126,789	e	Aspen Insurance Holdings Ltd	2,921
421,903		Assicurazioni Generali S.p.A.	6,681
111,091		Assurant, Inc	3,977
18,354		Axis Capital Holdings Ltd	476
869,787	*	Berkshire Hathaway, Inc (Class B)	61,790
501,711		Chubb Corp	30,098

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

440,173	e	Cincinnati Financial Corp	$11,590
142,760		CNP Assurances	2,102
1,000		Dai-ichi Mutual Life Insurance Co	1,034
2,054		Delphi Financial Group, Inc (Class A)	44
34,701		Delta Lloyd NV	548
1,400	e	Donegal Group, Inc (Class A)	17
2,400		Employers Holdings, Inc	31
49,385		Endurance Specialty Holdings Ltd	1,686
8,696		Everest Re Group Ltd	690
3,539		First American Financial Corp	45
756,481	*	Genworth Financial, Inc (Class A)	4,342
1,200		Harleysville Group, Inc	71
3,500	*	Hilltop Holdings, Inc	25
515,327		Insurance Australia Group Ltd	1,492
1,916		Kemper Corp	46
401,153		Lincoln National Corp	6,270
5,706	*	Markel Corp	2,038
4,850		Meadowbrook Insurance Group, Inc	43
71,400		Mitsui Sumitomo Insurance Group Holdings, Inc	1,553
123,177	e	Montpelier Re Holdings Ltd	2,178
71,286		Muenchener Rueckver AG.	8,853
59,105	*	National Financial Partners Corp	647
700	*	Navigators Group, Inc	30
3,196,723		Old Mutual plc	5,187
4,676		PartnerRe Ltd	244
436,156	*,e	Phoenix Cos, Inc	532
56,579	e	Platinum Underwriters Holdings Ltd	1,740
2,297		Primerica, Inc	50
382,849		Principal Financial Group	8,679
1,316		ProAssurance Corp	95
994,124		Progressive Corp	17,656
32,117		Protective Life Corp	502
576,474		Prudential Financial, Inc	27,014
882,678		Prudential plc	7,580
984		Reinsurance Group of America, Inc (Class A)	45
749		RenaissanceRe Holdings Ltd	48
1,421	e	RLI Corp	90
1,472,546		Royal & Sun Alliance Insurance Group plc	2,534
900		Safety Insurance Group, Inc	34
2,400		Selective Insurance Group, Inc	31
5,540		Stancorp Financial Group, Inc	153
1,221,853		Standard Life plc	3,781
5,924		Stewart Information Services Corp	52
166,853		Swiss Re Ltd	7,827
177,980		T&D Holdings, Inc	1,677
514,630		Travelers Cos, Inc	25,078
800		TrygVesta AS	42
146,338		W.R. Berkley Corp	4,345
233,049		XL Capital Ltd	4,381

		TOTAL INSURANCE	319,975

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

MATERIALS - 3.7%
62,558		Agnico-Eagle Mines Ltd	$3,740
20,600		Agrium, Inc (Toronto)	1,371
87,628		Air Liquide	10,233
320,174		Air Products & Chemicals, Inc	24,451
21,000		Air Water, Inc	260
6,480		Airgas, Inc	414
19,300		Akzo Nobel NV	852
1,144,312		Alcoa, Inc	10,951
75,375		Allegheny Technologies, Inc	2,788
127,544	*	Allied Nevada Gold Corp	4,567
1,174,917		Alumina Ltd	1,638
126,578		AMCOL International Corp	3,037
51,800		Amcor Ltd	343
323,441		Antofagasta plc	4,618
23,319		Aptargroup, Inc	1,042
1,400		Arch Chemicals, Inc	66
203,000		Asahi Kasei Corp	1,217
40,985		Ball Corp	1,271
102,010		BASF AG.	6,219
99,179		Bemis Co, Inc	2,907
579,533		BlueScope Steel Ltd	400
82,856		Boliden AB	852
55,036		Buckeye Technologies, Inc	1,327
1,160		Carpenter Technology Corp	52
1,187		Celanese Corp (Series A)	39
2,372	*	Clearwater Paper Corp	81
157,324		Cleveland-Cliffs, Inc	8,050
138,860	*	Coeur d’Alene Mines Corp	2,977
115,751		Commercial Metals Co	1,101
10,420		Compass Minerals International, Inc	696
295,427		CRH plc	4,565
1,341	*	Crown Holdings, Inc	41
12,000		Daido Steel Co Ltd	72
12,126	e	Domtar Corp	827
5,800		DSM NV	252
1,468		Eastman Chemical Co	101
429,143	e	Ecolab, Inc	20,980
5,690	*	Ferro Corp	35
147,823		Fletcher Building Ltd	865
872,026		Fortescue Metals Group Ltd	3,642
5,600		Franco-Nevada Corp	203
60,065		Fresnillo plc	1,468
74,210	*,e	General Moly, Inc	215
1,052		Givaudan S.A.	820
2,623		Globe Specialty Metals, Inc	38
914		Greif, Inc (Class A)	39
94,290		H.B. Fuller Co	1,718
41,614		HeidelbergCement AG.	1,512
44,000		Hitachi Metals Ltd	507
2,400		Holmen AB (B Shares)	60
900		Imerys S.A.	45
49,200		Inmet Mining Corp	2,085

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

22,086		Innophos Holdings, Inc	$881
1,763		International Flavors & Fragrances, Inc	99
206,873		International Paper Co	4,810
48,900		JSR Corp	841
77,699		K&S AG.	4,067
38,000		Kaneka Corp	215
381,800		Kinross Gold Corp	5,673
251,000		Kobe Steel Ltd	419
2,112	*	Kraton Polymers LLC	34
58,000		Kuraray Co Ltd	791
46,374		Linde AG.	6,205
67,934		Lonmin plc	1,103
110,738	*	Louisiana-Pacific Corp	565
604,316		LyondellBasell Industries AF S.C.A	14,763
102,901		MacArthur Coal Ltd	1,574
673	e	Martin Marietta Materials, Inc	43
233,556		MeadWestvaco Corp	5,735
26,544		Minerals Technologies, Inc	1,308
297,500		Mitsubishi Chemical Holdings Corp	2,018
48,000		Mitsubishi Gas Chemical Co, Inc	295
120,960		Mitsui Chemicals, Inc	405
2,100		Myers Industries, Inc	21
47,121		Nalco Holding Co	1,648
2,220		Neenah Paper, Inc	31
249,083		Newcrest Mining Ltd	8,210
1,899,000		Nippon Steel Corp	5,447
241,000		Nisshin Steel Co Ltd	430
31,500		Nitto Denko Corp	1,240
929,690		Norsk Hydro ASA	4,217
6,330		Novozymes AS (B Shares)	900
454,523		Nucor Corp	14,381
1,370	*	OM Group, Inc	36
656,677		OneSteel Ltd	770
43,142		Orica Ltd	968
21,100	*	Osisko Mining Corp	267
34,763	*	Owens-Illinois, Inc	526
151,025		Oxiana Ltd	1,345
3,815		PolyOne Corp	41
102,600		Potash Corp of Saskatchewan Toronto	4,455
350,160		Praxair, Inc	32,732
1,380		Quaker Chemical Corp	36
4,600		Randgold Resources Ltd	447
34,624		Rautaruukki Oyj	347
31,400		Rexam plc	151
17,160		Rock-Tenn Co (Class A)	835
158,659	e	Royal Gold, Inc	10,164
13,953		Salzgitter AG.	670
850		Schnitzer Steel Industries, Inc (Class A)	31
52,009		Sealed Air Corp	869
92,200		Shin-Etsu Chemical Co Ltd	4,523
218,201		Sigma-Aldrich Corp	13,483
70,595		Sims Group Ltd	847

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

10,200		Solvay S.A.	$960
117,632		Sonoco Products Co	3,321
67,100		Ssab Svenskt Stal AB (Series A)	498
600		Stepan Co	40
49,061	*,e	Stillwater Mining Co	417
309,517		Stora Enso Oyj (R Shares)	1,812
360,000		Sumitomo Chemical Co Ltd	1,389
1,383,000		Sumitomo Metal Industries Ltd	2,866
343,000		Sumitomo Metal Mining Co Ltd	4,541
133,490		Svenska Cellulosa AB (B Shares)	1,625
2,800		Syngenta AG.	728
42,000		Taiyo Nippon Sanso Corp	292
198,900		Teck Cominco Ltd	5,869
74,000		Teijin Ltd	266
74,966	e	Titanium Metals Corp	1,123
305,000		Toray Industries, Inc	2,136
41,000		Tosoh Corp	128
117,300		Toyo Seikan Kaisha Ltd	1,775
268,000		UBE Industries Ltd	891
15,649		Umicore	567
397,316	e	United States Steel Corp	8,745
183,155		UPM-Kymmene Oyj	2,069
44,044	*,e	US Gold Corp	177
49,905		Valspar Corp	1,558
107,455	e	Vulcan Materials Co	2,961
10,800		Wausau Paper Corp	69
1,211		Westlake Chemical Corp	42
285,715		Worthington Industries, Inc	3,991
665,023		Xstrata plc	8,398
291,500		Yamana Gold, Inc	4,000
10,500		Yamato Kogyo Co Ltd	275
20,900		Yara International ASA	797

		TOTAL MATERIALS	363,888

MEDIA - 1.1%
2,580		Arbitron, Inc	85
134,210		British Sky Broadcasting plc	1,382
224,812		Cablevision Systems Corp (Class A)	3,536
4,766		Cinemark Holdings, Inc	90
10,955	*	Clear Channel Outdoor Holdings, Inc (Class A)	103
426,216	*,e	Discovery Communications, Inc (Class A)	16,035
59,943	*	Discovery Communications, Inc (Class C)	2,107
52,293	*,e	DreamWorks Animation SKG, Inc (Class A)	951
22,077	*	Fisher Communications, Inc	493
1,900	*	JC Decaux S.A.	47
11,319		John Wiley & Sons, Inc (Class A)	503
235,872	*	Journal Communications, Inc (Class A)	701
13,713		Lagardere S.C.A.	337
296,430	*,e	Liberty Global, Inc (Class A)	10,725
1,406	*	Liberty Global, Inc (Series C)	49
213,630	*,e	New York Times Co (Class A)	1,241
551,411		Pearson plc	9,726

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

7,700		ProSiebenSat.1 Media AG.	$135
1,550		Scholastic Corp	43
195,161		Thomson Corp (Toronto)	5,289
423,286		Time Warner Cable, Inc	26,528
44,025	*,e	Valassis Communications, Inc	825
332,531	e	Virgin Media, Inc	8,097
20,510	e	Washington Post Co (Class B)	6,706
41,500		Wolters Kluwer NV	673
683,960		WPP plc	6,335

		TOTAL MEDIA	102,742

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.8%
988,831		Abbott Laboratories	50,569
1,969	*	Acorda Therapeutics, Inc	39
17,804	*	Affymetrix, Inc	87
333,819	*	Agilent Technologies, Inc	10,433
94,231	*,e	Akorn, Inc	736
362,922		Allergan, Inc	29,898
21,606	*,e	Amylin Pharmaceuticals, Inc	199
128,768	*,e	Ariad Pharmaceuticals, Inc	1,132
167,180		Astellas Pharma, Inc	6,311
17,599	*	Auxilium Pharmaceuticals, Inc	264
319,252	*	Biogen Idec, Inc	29,738
400	*	Bio-Rad Laboratories, Inc (Class A)	36
44,762		Biovail Corp (Toronto)	1,668
1,388,434		Bristol-Myers Squibb Co	43,569
56,411	*	Cepheid, Inc	2,190
175,900		Chugai Pharmaceutical Co Ltd	2,980
14,800		Dainippon Sumitomo Pharma Co Ltd	163
17,000		Eisai Co Ltd	686
126,084	*	Endo Pharmaceuticals Holdings, Inc	3,529
29,826	*,e	Geron Corp	63
882,488	*	Gilead Sciences, Inc	34,242
910,580		GlaxoSmithKline plc	18,790
4,270	*,e	Immunogen, Inc	47
108,727	*,e	Incyte Corp	1,519
1,332,909		Johnson & Johnson	84,920
140,004	*	Life Technologies Corp	5,380
1,771,101		Merck & Co, Inc	57,933
6,709		Merck KGaA	550
2,769	*	Momenta Pharmaceuticals, Inc	32
243,310	*	Nektar Therapeutics	1,180
83,237	*	Neurocrine Biosciences, Inc	498
386,995		Novartis AG.	21,618
122,745		Novo Nordisk AS (Class B)	12,242
1,100	*	Onyx Pharmaceuticals, Inc	33
170,097		PDL BioPharma, Inc	944
85,316	*	Pharmasset, Inc	7,027
73,809	*	Pozen, Inc	178
27,366	*,e	Progenics Pharmaceuticals, Inc	157
121,925		Roche Holding AG.	19,692
82,005	*	Salix Pharmaceuticals Ltd	2,427

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

19,327	*,e	Sangamo Biosciences, Inc	$84
6,000		Santen Pharmaceutical Co Ltd	252
1,297	*,e	Synta Pharmaceuticals Corp	4
210,000		Takeda Pharmaceutical Co Ltd	9,960
3,145		Techne Corp	214
3,140	*,e	Theravance, Inc	63
1,800		Tsumura & Co	57
12,261	*	United Therapeutics Corp	460
2,960	*,e	Viropharma, Inc	53
88,049	*,e	Vivus, Inc	711
69,588	*	Waters Corp	5,253

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	470,810

REAL ESTATE - 1.7%
58,900		Aeon Mall Co Ltd	1,345
305,502	e	AMB Property Corp	7,408
2,745	e	American Campus Communities, Inc	102
1,316,528	e	Annaly Capital Management, Inc	21,894
102,526	e	Boston Properties, Inc	9,135
203,840		British Land Co plc	1,501
461,000		CapitaMall Trust	639
150,071	*	CBRE Group, Inc	2,020
147,500		CFS Gandel Retail Trust	248
2,665	e	Colonial Properties Trust	48
1,080	e	Corporate Office Properties Trust	24
198,000		Daiwa House Industry Co Ltd	2,535
2,106,899		DB RREEF Trust	1,661
27,415	e	Digital Realty Trust, Inc	1,512
5,432	e	Douglas Emmett, Inc	93
199,314	e	Duke Realty Corp	2,093
1,000	e	EastGroup Properties, Inc	38
5,348	e	Equity One, Inc	85
11,912	e	Federal Realty Investment Trust	982
303,911	*,e	First Industrial Realty Trust, Inc	2,431
5,289	*	Forest City Enterprises, Inc (Class A)	56
2,600	e	Franklin Street Properties Corp	29
1,200		Gecina S.A.	105
749,235	e	General Growth Properties, Inc	9,066
401,096		GPT Group (ASE)	1,206
468,848		HCP, Inc	16,438
79,545		Health Care REIT, Inc	3,723
2,000	e	Healthcare Realty Trust, Inc	34
687,813	e	Host Marriott Corp	7,525
2,160		Jones Lang LaSalle, Inc	112
2,723	e	Kilroy Realty Corp	85
279,836		Land Securities Group plc	2,781
4,206	e	LaSalle Hotel Properties	81
50,800		Lend Lease Corp Ltd	341
373,712		Liberty International plc	1,895
49,180	e	Liberty Property Trust	1,432
40,663	e	Macerich Co	1,733
663,300		Macquarie Goodman Group	363

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

9,064	e	Medical Properties Trust, Inc	$81
16,084	e	Mid-America Apartment Communities, Inc	969
666,732		Mirvac Group	733
305,810		Mitsui Fudosan Co Ltd	4,832
2,630	e	Piedmont Office Realty Trust, Inc	43
5,168	e	Post Properties, Inc	180
700		PS Business Parks, Inc	35
269,490	e	RAIT Investment Trust	914
13,556	e	Regency Centers Corp	479
452,984		Segro plc	1,545
291,283	e	Simon Property Group, Inc	32,034
1,056,110		Stockland Trust Group	2,940
18,945		Unibail	3,380
41,092	e	Ventas, Inc	2,030
154,489		Vornado Realty Trust	11,528
3,131	e	Washington Real Estate Investment Trust	88

		TOTAL REAL ESTATE	164,610

RETAILING - 2.3%
2,757	*	99 Cents Only Stores	51
2,050	e	Aaron’s, Inc	52
3,344		Advance Auto Parts, Inc	194
96,138		American Eagle Outfitters, Inc	1,127
13,226	*	Ann Taylor Stores Corp	302
50,177	*	Autozone, Inc	16,016
900	e	Barnes & Noble, Inc	11
189,356	*	Bed Bath & Beyond, Inc	10,852
330,055	e	Best Buy Co, Inc	7,690
810	*,e	Blue Nile, Inc	29
4,363	e	Bon-Ton Stores, Inc	22
1,200	e	Buckle, Inc	46
10,800		Canadian Tire Corp Ltd	587
57,629	*	Carmax, Inc	1,374
52,582		Chico’s FAS, Inc	601
3,400		Christopher & Banks Corp	12
2,648		Express Parent LLC	54
12,500		Fast Retailing Co Ltd	2,239
621		Finish Line, Inc (Class A)	12
58,957		Foot Locker, Inc	1,184
35,504	*,e	GameStop Corp (Class A)	820
526,228		Gap, Inc	8,546
1,053	*	Genesco, Inc	54
325,183		Genuine Parts Co	16,520
2,200		Haverty Furniture Cos, Inc	22
235,289		Hennes & Mauritz AB (B Shares)	7,045
38,989	*	HSN, Inc	1,292
56,720		Inditex S.A.	4,842
137,778	e	JC Penney Co, Inc	3,690
417,700		Kingfisher plc	1,604
331,100		Kohl’s Corp	16,257
2,871,620		Li & Fung Ltd	4,792
453,507	*	Liberty Media Holding Corp (Interactive A)	6,698

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

4,443	*	LKQ Corp	$107
1,266,461		Lowe’s Cos, Inc	24,494
110,511		Macy’s, Inc	2,909
58,500		Marks & Spencer Group plc	285
3,280		Men’s Wearhouse, Inc	86
107,339		Nordstrom, Inc	4,903
94,621	*	Office Depot, Inc	195
99,751	*	Orbitz Worldwide, Inc	216
1,510	*,e	O’Reilly Automotive, Inc	101
10,103	*,e	Overstock.com, Inc	94
34,377		Petsmart, Inc	1,466
9,430	*	Pier 1 Imports, Inc	92
29,641	e	RadioShack Corp	344
646	e	Ross Stores, Inc	51
5,240	*	Sally Beauty Holdings, Inc	87
1,800	*,e	Shoe Carnival, Inc	42
1,065	*	Shutterfly, Inc	44
651,537		Staples, Inc	8,665
3,300		Stein Mart, Inc	21
4,010	*,e	Talbots, Inc	11
714,575		Target Corp	35,042
43,291		Tiffany & Co	2,633
448,527		TJX Companies, Inc	24,881
1,220		Tractor Supply Co	76
1,820	*	Ulta Salon Cosmetics & Fragrance, Inc	113
13,577		Williams-Sonoma, Inc	418
3,600		Yamada Denki Co Ltd	250

		TOTAL RETAILING	222,263

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.5%
80,003	*	Advanced Energy Industries, Inc	690
878,509	*	Advanced Micro Devices, Inc	4,463
105,468		Analog Devices, Inc	3,296
2,184,194		Applied Materials, Inc	22,606
106,924		ASML Holding NV	3,697
7,922	*	Cabot Microelectronics Corp	272
1,100	*	Cymer, Inc	41
2,699		Cypress Semiconductor Corp	40
2,380	*	Diodes, Inc	43
4,236	*	DSP Group, Inc	25
114,773	*	Entegris, Inc	732
7,010	*,e	GT Solar International, Inc	49
7,300	*	Integrated Device Technology, Inc	38
2,866,371		Intel Corp	61,139
2,096	*	International Rectifier Corp	39
687		Intersil Corp (Class A)	7
4,049	*	IXYS Corp	44
60,054	*	Lattice Semiconductor Corp	315
27,338	*	LTX-Credence Corp	145
3,840		Micrel, Inc	36
2,671	*	Microsemi Corp	43
22,650		MKS Instruments, Inc	492

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

512,131	*	Nvidia Corp	$6,402
2,006	*	Omnivision Technologies, Inc	28
494,336	*,e	ON Semiconductor Corp	3,544
1,300	e	Power Integrations, Inc	40
4,329	*,e	Rambus, Inc	61
62,756	*	RF Micro Devices, Inc	398
21,400		Rohm Co Ltd	1,116
9,021	*	Rudolph Technologies, Inc	60
16,682	*	Sigma Designs, Inc	131
67,220	*	Skyworks Solutions, Inc	1,206
161,763		STMicroelectronics NV	1,057
102,316	*,e	Sunpower Corp (Class A)	828
39,236	*	Sunpower Corp (Class B)	288
13,766	*,e	Teradyne, Inc	152
1,303,416		Texas Instruments, Inc	34,736
6,991	*	Triquint Semiconductor, Inc	35
12,987	*	Ultratech, Inc	223

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	148,557

SOFTWARE & SERVICES - 4.3%
642,698		Accenture plc	33,857
501,307	*	Adobe Systems, Inc	12,117
1,660	*	Advent Software, Inc	35
4,609	*,e	Ansys, Inc	226
3,260	*,e	AOL, Inc	39
164,617	*	Autodesk, Inc	4,573
9,500	*,e	Blackboard, Inc	424
118,094		Broadridge Financial Solutions, Inc	2,378
436,387		CA, Inc	8,470
5,437	*	Cadence Design Systems, Inc	50
9,300	*	CGI Group, Inc	175
403,106	*	Cognizant Technology Solutions Corp (Class A)	25,275
37,900		Computershare Ltd	270
107,113	*	Compuware Corp	820
7,569	*	Convergys Corp	71
1,200		Dassault Systemes S.A.	85
91,830		Earthlink, Inc	600
2,100		EPIQ Systems, Inc	26
27,189	*	Equinix, Inc	2,415
1,098		Factset Research Systems, Inc	98
1,845		Fair Isaac Corp	40
16,994	*	Fortinet, Inc	285
1,909		Global Payments, Inc	77
130,226	*	Google, Inc (Class A)	66,985
82,622	*	Informatica Corp	3,383
566,626		International Business Machines Corp	99,177
346,311	*	Intuit, Inc	16,430
1,740		j2 Global Communications, Inc	47
1,810	*	JDA Software Group, Inc	42
24,926	*	Liquidity Services, Inc	799
40,415	e	Marchex, Inc (Class B)	344
1,488	*	NetSuite, Inc	40

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

14,350	*	NeuStar, Inc (Class A)	$361
165,999		NIC, Inc	1,901
8,600		Nomura Research Institute Ltd	196
104		NTT Data Corp	321
1,000	*	Open Text Corp	52
2,144,878		Oracle Corp	61,645
183,802	*	Rackspace Hosting, Inc	6,275
136,788	*	Salesforce.com, Inc	15,632
214,240		SAP AG.	10,901
5,918	*	Seachange International, Inc	46
2,149	*	SolarWinds, Inc	47
884,561	*	Symantec Corp	14,418
17,553	*	Ultimate Software Group, Inc	820
4,877	*,e	Unisys Corp	77
1,942,321	*	Yahoo!, Inc	25,561

		TOTAL SOFTWARE & SERVICES	417,906

TECHNOLOGY HARDWARE & EQUIPMENT - 2.5%
69,316	*	Acme Packet, Inc	2,952
1,612		Adtran, Inc	43
93,199	*,e	Aruba Networks, Inc	1,949
11,531	*	Avid Technology, Inc	89
24,158	*	Benchmark Electronics, Inc	314
2,747	*	Blue Coat Systems, Inc	38
36,913	*,e	Bookham, Inc	134
20,000		Brother Industries Ltd	235
3,303	*,e	Calix Networks, Inc	26
223,500		Canon, Inc	10,148
3,481,299		Cisco Systems, Inc	53,925
4,800		Cognex Corp	130
909	*	Coherent, Inc	39
129,390	*	Cray, Inc	687
1,951,461	*	Dell, Inc	27,613
2,120	*	DG FastChannel, Inc	36
3,605	*	DTS, Inc	90
1,643,228	*	EMC Corp	34,491
1,558	*	FEI Co	47
85,335	*	Finisar Corp	1,497
30,068	*,e	Flextronics International Ltd	169
105,700		Fuji Folms Holdings Corp	2,457
592,000		Fujitsu Ltd	2,792
1,541,330		Hewlett-Packard Co	34,604
20,200		Hexagon AB (B Shares)	263
3,800		Hitachi High-Technologies Corp	76
28,700	*	Ibiden Co Ltd	606
10,802	*	Imation Corp	79
6,100	*,e	Infinera Corp	47
1,900	*	Ingram Micro, Inc (Class A)	31
24,015	e	InterDigital, Inc	1,119
22,664	*	Intevac, Inc	158
23,831	*	IPG Photonics Corp	1,035
1,920	*	Itron, Inc	57

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

3,197		Jabil Circuit, Inc	$57
118,500		Konica Minolta Holdings, Inc	813
27,700		Kyocera Corp	2,316
50,751	*	Lexmark International, Inc (Class A)	1,372
1,068		Littelfuse, Inc	43
4,248	e	Molex, Inc	87
102,210	*	Motorola Mobility Holdings, Inc	3,861
435,706		Motorola, Inc	18,256
14,300		Murata Manufacturing Co Ltd	776
2,100		National Instruments Corp	48
3,405	*	Netgear, Inc	88
1,185,120		Nokia Oyj	6,702
40,700		Omron Corp	799
69,596	*,e	Oplink Communications, Inc	1,054
44,497		Plantronics, Inc	1,266
1,420	*	Plexus Corp	32
123,725	*	Polycom, Inc	2,273
231,781	*,e	Power-One, Inc	1,043
903,685	*	Quantum Corp	1,636
112,997	*	Radisys Corp	692
109,100	*	Research In Motion Ltd (Canada)	2,224
163,000		Ricoh Co Ltd	1,366
2,500	*	Rofin-Sinar Technologies, Inc	48
1,300	*	Scansource, Inc	38
61,177	*,e	STEC, Inc	620
6,268	*	Super Micro Computer, Inc	79
8,445		Sycamore Networks, Inc	152
20,433	*,e	Synaptics, Inc	488
20,700		TDK Corp	722
3,608	*	Tech Data Corp	156
232,684		Tellabs, Inc	998
41,423	*	Trimble Navigation Ltd	1,390
17,478	*	TTM Technologies, Inc	166
4,068	*,e	Universal Display Corp	195
2,422,726		Xerox Corp	16,886

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	246,718

TELECOMMUNICATION SERVICES - 1.8%
805		AboveNet, Inc	43
549,053	*	American Tower Corp (Class A)	29,538
113,400		BCE, Inc	4,252
768,106		CenturyTel, Inc	25,439
161,417	*	Cincinnati Bell, Inc	499
172,411	*	Crown Castle International Corp	7,012
478,630		France Telecom S.A.	7,834
1,863,120	e	Frontier Communications Corp	11,383
894		KDDI Corp	6,155
339,677	*	MetroPCS Communications, Inc	2,959
2,950	*	Neutral Tandem, Inc	29
186,511	*	NII Holdings, Inc (Class B)	5,026
5,126		NTT DoCoMo, Inc	9,340
219,990		Portugal Telecom SGPS S.A.	1,616

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

62,600		Rogers Communications, Inc (Class B)	$2,143
13,176	*	SBA Communications Corp (Class A)	454
73,300		Softbank Corp	2,145
3,798,264	*	Sprint Nextel Corp	11,547
20,557		Swisscom AG.	8,363
2,598,797		Telecom Italia S.p.A.	2,824
39,400		Telekom Austria AG.	398
160,922		Telenor ASA	2,482
650,394		TeliaSonera AB	4,288
65,455	*	tw telecom inc (Class A)	1,081
2,448	*	US Cellular Corp	97
8,691,163		Vodafone Group plc	22,400
899,197	e	Windstream Corp	10,485

		TOTAL TELECOMMUNICATION SERVICES	179,832

TRANSPORTATION - 1.4%
182,643		Abertis Infraestructuras S.A.	2,808
800	e	Allegiant Travel Co	38
1,490		Arkansas Best Corp	24
639,647		Auckland International Airport Ltd	1,112
99,778		Autostrade S.p.A.	1,435
90,100		Canadian National Railway Co	6,021
21,400		Canadian Pacific Railway Ltd	1,032
1,324,000		Cathay Pacific Airways Ltd	2,161
205		Central Japan Railway Co	1,789
30,341		CH Robinson Worldwide, Inc	2,077
1,783		Con-Way, Inc	39
1,194,210		CSX Corp	22,296
134,669		Deutsche Lufthansa AG.	1,746
512,198		Deutsche Post AG.	6,558
58,500		East Japan Railway Co	3,547
28,564		Expeditors International Washington, Inc	1,158
4,613		Fraport AG. Frankfurt Airport Services Worldwide	272
3,772	*	Genesee & Wyoming, Inc (Class A)	175
5,334	e	Heartland Express, Inc	72
66,237	*	International Consolidated Airlines	156
2,153		J.B. Hunt Transport Services, Inc	78
62,434	*	Kansas City Southern Industries, Inc	3,119
153,000		Kawasaki Kisen Kaisha Ltd	319
41,000		Keihin Electric Express Railway Co Ltd	379
56,000		Keio Corp	401
1,947	*	Kirby Corp	102
900		Landstar System, Inc	36
61,000		Mitsui OSK Lines Ltd	235
1,547,197		MTR Corp	4,631
448,673		Norfolk Southern Corp	27,378
102,900		Odakyu Electric Railway Co Ltd	978
9,835		Ryder System, Inc	369
799,390		Southwest Airlines Co	6,426
75,337		TNT NV	330
102,000		Tobu Railway Co Ltd	480
228,000		Tokyu Corp	1,146

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

88,331		Transurban Group	$459
554,729		United Parcel Service, Inc (Class B)	35,031
105,100		Yamato Transport Co Ltd	1,916

		TOTAL TRANSPORTATION	138,329

UTILITIES - 2.9%
44,200		A2A S.p.A.	55
5,000		Acciona S.A.	422
18,848		AGL Energy Ltd	258
165,887		Alliant Energy Corp	6,417
1,762		American Water Works Co, Inc	53
164,451	e	Atmos Energy Corp	5,336
202,977	*	Calpine Corp	2,858
9,100		Canadian Utilities Ltd	539
289,986		Centerpoint Energy, Inc	5,690
22,260		CH Energy Group, Inc	1,161
39,500		Chugoku Electric Power Co, Inc	695
409,210		Cleco Corp	13,970
866,500		CLP Holdings Ltd	7,806
469,772		Consolidated Edison, Inc	26,786
166,707	*	Contact Energy Ltd	689
25,568		DTE Energy Co	1,253
6,900	*	EDP Renovaveis S.A.	38
2,474	e	Empire District Electric Co	48
287,258		Enel Green Power S.p.A	654
306,059		Energias de Portugal S.A.	943
161,985		Gas Natural SDG S.A.	2,755
2,068,675		Hong Kong & China Gas Ltd	4,656
987,020		Iberdrola S.A.	6,673
338,496		Idacorp, Inc	12,788
1,026	e	Integrys Energy Group, Inc	50
825,769		International Power plc	3,920
12,666		ITC Holdings Corp	981
33,619		Laclede Group, Inc	1,303
4,056		MDU Resources Group, Inc	78
67,199		MGE Energy, Inc	2,733
1,088,320		National Grid plc	10,787
23,051		New Jersey Resources Corp	981
527,446		NextEra Energy, Inc	28,492
116,404		Nicor, Inc	6,403
686,326		NiSource, Inc	14,674
208,457		Northeast Utilities	7,015
18,228	e	Northwest Natural Gas Co	804
98,587		NSTAR	4,418
491,736		NV Energy, Inc	7,233
54,813		Oest Elektrizitatswirts AG. (Class A)	1,578
62,308		Oneok, Inc	4,115
1,420	e	Ormat Technologies, Inc	23
897,000		Osaka Gas Co Ltd	3,727
867,686		Pepco Holdings, Inc	16,417
301,011		PG&E Corp	12,736
198,786		Piedmont Natural Gas Co, Inc	5,743

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

1,185		Pinnacle West Capital Corp	$51
3,408		PNM Resources, Inc	56
1,700		Portland General Electric Co	40
402,270		PPL Corp	11,481
455,571		Scottish & Southern Energy plc	9,142
209,099		Sempra Energy	10,769
6,800		Severn Trent plc	162
23,900		Shikoku Electric Power Co, Inc	657
30,331	e	SJW Corp	661
354,000		Snam Rete Gas S.p.A.	1,634
67,351		South Jersey Industries, Inc	3,351
45,765		SP AusNet	41
23,226		Suez Environnement S.A.	323
2,793		TECO Energy, Inc	48
179,100		Terna Rete Elettrica Nazionale S.p.A.	664
722,790		Tokyo Gas Co Ltd	3,357
9,800		TransAlta Corp	213
1,736		UGI Corp	46
1,300		Unisource Energy Corp	47
16,600		United Utilities Group plc	161
1,884		Vectren Corp	51
67,641		Veolia Environnement	988
1,978		Westar Energy, Inc	52
59,711		WGL Holdings, Inc	2,333
38,257		Wisconsin Energy Corp	1,197
55,906		Xcel Energy, Inc	1,380

		TOTAL UTILITIES	285,659

		TOTAL COMMON STOCKS	5,724,707

		(Cost $5,569,594)

PREFERRED STOCKS - 0.0%

BANKS - 0.0%
233,115	*	Federal Home Loan Mortgage Corp	466
740,991	*	Federal National Mortgage Association	1,408

		TOTAL BANKS	1,874

		TOTAL PREFERRED STOCKS	1,874

		(Cost $24,353)

RIGHTS / WARRANTS - 0.0%
DIVERSIFIED FINANCIALS - 0.0%
864,692		Banco Bilbao Vizcaya Argentaria S.A.	127

		TOTAL DIVERSIFIED FINANCIALS	127

		TOTAL RIGHTS / WARRANTS	127

		(Cost $118)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 10.5%

GOVERNMENT AGENCY DEBT - 1.2%
	Federal Home Loan Mortgage Corp (FHLMC)
$70,000,000	FHLMC	0.047%	01/09/12	$69,996
	Federal National Mortgage Association (FNMA)
42,970,000	FNMA	0.020	12/28/11	42,968

	TOTAL GOVERNMENT AGENCY DEBT			112,964

TREASURY DEBT - 6.8%
18,300,000	United States Treasury Bill	0.050	10/06/11	18,300
17,000,000	United States Treasury Bill	0.055	10/20/11	17,000
98,700,000	United States Treasury Bill	0.096	10/27/11	98,697
28,370,000	United States Treasury Bill	0.065	11/03/11	28,368
10,000,000	United States Treasury Bill	0.085	11/10/11	9,999
9,000,000	United States Treasury Bill	0.105	11/25/11	8,999
50,000,000	United States Treasury Bill	0.065	12/22/11	49,998
17,000,000	United States Treasury Bill	0.032	02/23/12	16,998
59,000,000	United States Treasury Bill	0.036	03/01/12	58,989
125,000,000	United States Treasury Bill	0.041	03/29/12	124,965
37,000,000	United States Treasury Bill	0.058	04/05/12	36,989
60,000,000	United States Treasury Bill	0.037	05/03/12	59,976
87,100,000	United States Treasury Bill	0.033	05/31/12	87,059
50,000,000	United States Treasury Bill	0.050	06/28/12	49,968

	TOTAL TREASURY DEBT			666,305

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.5%
GOVERNMENT AGENCY DEBT - 1.1%
	Federal Home Loan Mortgage Corp (FHLMC)
20,000,000	FHLMC	0.015	10/21/11	20,000
30,000,000	FHLMC	0.030	11/21/11	29,999
10,000,000	FHLMC	0.025	12/23/11	10,000
30,000,000	FHLMC	0.065	01/09/12	29,998
	Federal National Mortgage Association (FNMA)
16,500,000	FNMA	0.125	12/07/11	16,499

	TOTAL GOVERNMENT AGENCY DEBT			106,496

TREASURY DEBT - 1.4%
8,000,000	United States Treasury Bill	0.055	10/13/11	8,000
16,000,000	United States Treasury Bill	0.105	11/25/11	15,997
12,000,000	United States Treasury Bill	0.022	12/01/11	12,000
10,000,000	United States Treasury Bill	0.010	12/08/11	10,000
10,000,000	United States Treasury Bill	0.145	12/15/11	10,000
1,000,000	United States Treasury Bill	0.010	02/23/12	1,000
47,000,000	United States Treasury Bill	0.036	05/03/12	46,981
35,000,000	United States Treasury Bill	0.033	05/31/12	34,984

	TOTAL TREASURY DEBT			138,962

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			245,458

	TOTAL SHORT-TERM INVESTMENTS			1,024,727

	(Cost $1,024,774)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL	ISSUER	VALUE (000)

	TOTAL INVESTMENTS - 109.8%	$10,699,558
	(Cost $10,379,797)
	OTHER ASSETS & LIABILITIES, NET - (9.8)%	(959,166)

	NET ASSETS - 100.0%	$9,740,392

*	Non-income producing.
^	Amount represents less than $1,000.
e	All or a portion of these securities are out on loan.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $177,478,000 or 1.8% of net assets.

h	These securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND
MONEY MARKET ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2011

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 99.9%

BANKERS’ ACCEPTANCES - 0.2%
$580,000	JPMorgan Chase Bank NA	0.210%	10/17/11	$580
2,083,000	JPMorgan Chase Bank NA	0.240	11/17/11	2,082
1,372,000	JPMorgan Chase Bank NA	0.290	02/10/12	1,371
307,000	JPMorgan Chase Bank NA	0.290	02/29/12	307
22,000,000	US Bank NA	0.350	02/14/12	21,970

	TOTAL BANKERS’ ACCEPTANCES			26,310

CERTIFICATE OF DEPOSIT - 4.4%
25,000,000	Bank of Nova Scotia	0.170	10/18/11	25,000
43,000,000	Bank of Nova Scotia	0.180	10/26/11	43,000
50,000,000	Bank of Nova Scotia	0.180	10/27/11	50,000
50,000,000	Bank of Nova Scotia	0.210	11/04/11	50,000
50,000,000	Bank of Nova Scotia	0.210	11/04/11	50,000
19,000,000	Bank of Nova Scotia	0.280	12/06/11	19,000
25,000,000	Barclays Bank PLC	0.410	12/13/11	25,000
10,000,000	BNP Paribas	0.470	11/01/11	10,000
50,000,000	Canadian Imperial Bank of Commerce	0.160	11/08/11	50,000
25,000,000	Royal Bank of Canada	0.260	01/13/12	25,000
20,000,000	Toronto-Dominion Bank	0.170	10/12/11	20,000
45,000,000	Toronto-Dominion Bank	0.170	10/19/11	45,000
45,000,000	Toronto-Dominion Bank	0.160	10/25/11	45,000
16,000,000	Toronto-Dominion Bank	0.240	11/28/11	16,000
20,000,000	Toronto-Dominion Bank	0.270	12/09/11	20,000
30,560,000	Toronto-Dominion Bank	0.210	01/10/12	30,560
25,000,000	Toronto-Dominion Bank	0.200	01/23/12	25,000

	TOTAL CERTIFICATE OF DEPOSIT			548,560

COMMERCIAL PAPER - 37.4%
18,550,000	Abbott Laboratories	0.050	10/04/11	18,550
4,440,000	Australia & New Zealand Banking Group Ltd	0.235	11/23/11	4,438
15,000,000	Australia & New Zealand Banking Group Ltd	0.270	12/21/11	14,991
50,000,000	Bank of Montreal	0.200	11/02/11	49,991
25,000,000	Bank of Montreal	0.140	12/01/11	24,994
15,000,000	Bank of Nova Scotia	0.165	10/07/11	15,000
12,500,000	Bank of Nova Scotia	0.175	10/11/11	12,499
10,000,000	Bank of Nova Scotia	0.270	12/02/11	9,995
10,000,000	Bank of Nova Scotia	0.280	12/23/11	9,994
25,000,000	BNP Paribas Finance, Inc	0.230	10/03/11	25,000
50,000,000	Canadian Imperial Holdings, Inc	0.140	10/04/11	49,998
15,000,000	Coca-Cola Co	0.145	10/04/11	15,000
4,770,000	Coca-Cola Co	0.180	11/03/11	4,769
7,340,000	Coca-Cola Co	0.100	11/04/11	7,339
15,000,000	Coca-Cola Co	0.130	11/07/11	14,998

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$20,000,000	Coca-Cola Co	0.150%	11/08/11	$19,997
15,000,000	Coca-Cola Co	0.145	11/10/11	14,998
10,000,000	Coca-Cola Co	0.100	11/14/11	9,999
20,000,000	Coca-Cola Co	0.130	11/15/11	19,997
10,200,000	Coca-Cola Co	0.100	11/29/11	10,198
50,000,000	Coca-Cola Co	0.150	12/07/11	49,986
10,000,000	Coca-Cola Co	0.130	12/09/11	9,998
10,000,000	Coca-Cola Co	0.130	12/12/11	9,997
10,000,000	Coca-Cola Co	0.140	12/13/11	9,997
34,350,000	Coca-Cola Co	0.120 - 0.125	12/20/11	34,341
12,675,000	Coca-Cola Co	0.170	01/05/12	12,669
40,000,000	Coca-Cola Co	0.170	01/13/12	39,980
4,393,000	Coca-Cola Co	0.160	01/17/12	4,391
10,750,000	Coca-Cola Co	0.180	02/02/12	10,743
19,530,000	Coca-Cola Co	0.200	03/05/12	19,513
30,000,000	Colgate-Palmolive Co	0.030	10/21/11	30,000
31,960,000	Commonwealth Bank of Australia	0.150 - 0.180	10/14/11	31,958
40,000,000	Commonwealth Bank of Australia	0.220	11/04/11	39,992
20,000,000	Commonwealth Bank of Australia	0.270	11/28/11	19,991
20,000,000	Commonwealth Bank of Australia	0.275	12/02/11	19,991
30,000,000	Commonwealth Bank of Australia	0.275	12/06/11	29,985
11,960,000	Commonwealth Bank of Australia	0.275 - 0.280	12/07/11	11,954
16,417,000	Commonwealth Bank of Australia	0.275	12/09/11	16,408
4,860,000	Commonwealth Bank of Australia	0.390	02/23/12	4,852
26,600,000	Fairway Finance LLC	0.160	10/12/11	26,599
25,000,000	Fairway Finance LLC	0.190	10/13/11	24,998
15,000,000	Fairway Finance LLC	0.200	10/18/11	14,999
27,236,000	Fairway Finance LLC	0.170	10/25/11	27,233
35,675,000	Fairway Finance LLC	0.170	10/28/11	35,670
12,900,000	Fairway Finance LLC	0.200	11/01/11	12,898
7,095,000	Fairway Finance LLC	0.190	11/14/11	7,093
15,000,000	Fairway Finance LLC	0.190	11/22/11	14,996
22,018,000	Fairway Finance LLC	0.230	12/07/11	22,009
25,000,000	Falcon Asset Securitization Co LLC	0.200	10/03/11	25,000
25,000,000	Falcon Asset Securitization Co LLC	0.160	10/04/11	25,000
30,700,000	Falcon Asset Securitization Co LLC	0.180	10/06/11	30,699
35,750,000	Falcon Asset Securitization Co LLC	0.150	10/11/11	35,749
24,735,000	Falcon Asset Securitization Co LLC	0.150	10/14/11	24,734
20,000,000	General Electric Capital Corp	0.190	10/11/11	19,999
50,000,000	General Electric Capital Corp	0.120	10/24/11	49,996
40,000,000	General Electric Capital Corp	0.170	11/28/11	39,989
30,700,000	General Electric Capital Corp	0.150	12/05/11	30,692
40,000,000	General Electric Capital Corp	0.300	02/27/12	39,950
49,000,000	General Electric Capital Corp	0.300	02/28/12	48,939
9,552,000	General Electric Capital Corp	3.500	08/13/12	9,780
20,000,000	General Electric Co	0.150	12/22/11	19,993
50,000,000	General Electric Co	0.140	12/29/11	49,983
24,000,000	Johnson & Johnson	0.090	10/18/11	23,999
33,775,000	Johnson & Johnson	0.050	10/20/11	33,774
40,000,000	Johnson & Johnson	0.090	12/19/11	39,992
15,000,000	JPMorgan Chase & Co	0.100	10/11/11	15,000
18,410,000	Jupiter Securitization Co LLC	0.030 - 0.170	10/03/11	18,410
50,000,000	Jupiter Securitization Co LLC	0.170	10/05/11	49,998

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$10,000,000	Jupiter Securitization Co LLC	0.160%	10/12/11	$10,000
22,800,000	Jupiter Securitization Co LLC	0.160	10/13/11	22,799
9,000,000	Jupiter Securitization Co LLC	0.160	10/14/11	8,999
5,000,000	Jupiter Securitization Co LLC	0.180	11/01/11	4,999
50,000,000	Jupiter Securitization Co LLC	0.160	11/02/11	49,993
42,000,000	Jupiter Securitization Co LLC	0.200	11/04/11	41,992
20,000,000	Jupiter Securitization Co LLC	0.210	11/08/11	19,996
13,050,000	Jupiter Securitization Co LLC	0.210	11/10/11	13,047
50,000,000	Jupiter Securitization Co LLC	0.210	12/13/11	49,979
30,000,000	National Australia Funding (Delaware)	0.175 - 0.200	10/03/11	30,000
22,350,000	National Australia Funding (Delaware)	0.270	12/06/11	22,339
14,300,000	National Australia Funding (Delaware)	0.200	12/19/11	14,294
4,081,000	National Australia Funding (Delaware)	0.310	01/03/12	4,078
15,000,000	National Australia Funding(Delaware)	0.200	10/05/11	15,000
25,000,000	National Australia Funding(Delaware)	0.195	10/06/11	24,999
20,000,000	National Australia Funding(Delaware)	0.190	10/24/11	19,998
50,000,000	National Australia Funding(Delaware)	0.205	11/01/11	49,991
4,400,000	National Australia Funding(Delaware)	0.250	12/15/11	4,398
20,000,000	National Australia Funding(Delaware)	0.315	01/09/12	19,983
22,000,000	Nestle Capital Corp	0.240	10/03/11	22,000
40,000,000	Nestle Capital Corp	0.125	10/12/11	39,998
22,000,000	Nestle Capital Corp	0.125	10/13/11	21,999
40,000,000	Nestle Capital Corp	0.120	10/24/11	39,997
10,000,000	Nestle Capital Corp	0.120	11/03/11	9,999
10,000,000	Nestle Capital Corp	0.080	11/04/11	9,999
33,000,000	Nestle Capital Corp	0.150	11/09/11	32,995
10,000,000	Nestle Capital Corp	0.150	11/15/11	9,998
13,165,000	Nestle Capital Corp	0.150	11/16/11	13,162
10,000,000	Nestle Capital Corp	0.130	11/22/11	9,998
3,000,000	Nestle Capital Corp	0.125	11/29/11	2,999
50,000,000	Nestle Capital Corp	0.170	11/30/11	49,986
1,250,000	Nestle Capital Corp	0.090	12/05/11	1,250
10,000,000	Nestle Capital Corp	0.195	01/09/12	9,995
9,600,000	Nestle Capital Corp	0.190	02/28/12	9,593
10,000,000	Nestle Capital Corp	0.160	03/01/12	9,993
35,000,000	Novartis Finance Corp	0.100 - 0.260	10/11/11	34,999
38,000,000	Novartis Finance Corp	0.100 - 0.110	10/14/11	37,999
50,000,000	Old Line Funding LLC	0.170	10/05/11	49,998
17,000,000	Old Line Funding LLC	0.170	10/14/11	16,999
44,300,000	Old Line Funding LLC	0.170	10/17/11	44,296
10,778,000	Old Line Funding LLC	0.170	10/18/11	10,777
9,000,000	Old Line Funding LLC	0.190	10/26/11	8,999
17,000,000	Old Line Funding LLC	0.250	11/01/11	16,996
10,000,000	Old Line Funding LLC	0.200	11/14/11	9,998
22,000,000	Old Line Funding LLC	0.205	11/16/11	21,994
11,000,000	Old Line Funding LLC	0.220	11/22/11	10,997
25,841,000	Old Line Funding LLC	0.190 - 0.220	12/08/11	25,830
20,000,000	Old Line Funding LLC	0.220	12/16/11	19,991
38,035,000	Old Line Funding LLC	0.220	12/21/11	38,016
30,000,000	Private Export Funding Corp	0.150 - 0.170	10/04/11	30,000
12,445,000	Private Export Funding Corp	0.120	10/05/11	12,445
12,550,000	Private Export Funding Corp	0.150	10/06/11	12,550
25,000,000	Private Export Funding Corp	0.150	10/24/11	24,998

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$23,000,000	Private Export Funding Corp	0.150%	10/27/11	$22,998
25,000,000	Private Export Funding Corp	0.150	11/07/11	24,996
20,000,000	Private Export Funding Corp	0.140	11/08/11	19,997
40,000,000	Private Export Funding Corp	0.130	11/09/11	39,994
51,000,000	Private Export Funding Corp	0.170 - 0.190	11/15/11	50,987
10,375,000	Private Export Funding Corp	0.150	11/22/11	10,373
24,200,000	Private Export Funding Corp	0.170 - 0.190	11/29/11	24,193
15,000,000	Private Export Funding Corp	0.200	12/01/11	14,995
20,000,000	Private Export Funding Corp	0.165	12/14/11	19,993
58,925,000	Procter & Gamble Co	0.100 - 0.120	10/11/11	58,922
29,896,000	Procter & Gamble Co	0.100	10/17/11	29,895
50,000,000	Procter & Gamble Co	0.100	10/19/11	49,998
30,000,000	Procter & Gamble Co	0.040	10/31/11	29,999
42,500,000	Procter & Gamble Co	0.115	11/03/11	42,496
24,750,000	Procter & Gamble Co	0.110 - 0.150	11/07/11	24,747
750,000	Procter & Gamble Co	0.100	11/14/11	750
25,000,000	Procter & Gamble Co	0.160	12/02/11	24,993
22,460,000	Procter & Gamble Co	0.150	12/05/11	22,454
16,000,000	Procter & Gamble Co	0.170	12/12/11	15,995
4,803,000	Procter & Gamble Co	0.110	12/14/11	4,802
14,300,000	Province of Ontario Canada	0.090	10/07/11	14,300
48,750,000	Province of Ontario Canada	0.100	10/14/11	48,748
28,100,000	Province of Ontario Canada	0.120	10/25/11	28,098
50,000,000	Province of Ontario Canada	0.090	11/07/11	49,995
50,000,000	Province of Ontario Canada	0.090	11/16/11	49,994
33,850,000	Province of Ontario Canada	0.100 - 0.110	12/02/11	33,844
40,000,000	Royal Bank of Canada	0.130	11/21/11	39,993
9,782,000	Royal Bank of Canada	0.140	11/28/11	9,780
42,355,000	Royal Bank of Canada	0.150 - 0.160	12/27/11	42,339
25,000,000	Sheffield Receivables Corp	0.190	10/05/11	24,999
10,000,000	Sheffield Receivables Corp	0.180	10/20/11	9,999
25,000,000	Sheffield Receivables Corp	0.200	10/21/11	24,997
37,000,000	Sheffield Receivables Corp	0.250	10/24/11	36,994
8,300,000	Sheffield Receivables Corp	0.180	10/27/11	8,299
19,704,000	Straight-A Funding LLC	0.160	10/03/11	19,704
29,385,000	Straight-A Funding LLC	0.160	10/04/11	29,385
9,000,000	Straight-A Funding LLC	0.160	10/04/11	9,000
13,400,000	Straight-A Funding LLC	0.160	10/05/11	13,400
35,000,000	Straight-A Funding LLC	0.470	10/05/11	34,998
10,000,000	Straight-A Funding LLC	0.160	10/07/11	10,000
20,000,000	Straight-A Funding LLC	0.160	10/07/11	19,999
45,000,000	Straight-A Funding LLC	0.160	10/11/11	44,998
6,000,000	Straight-A Funding LLC	0.130	10/26/11	5,999
28,000,000	Straight-A Funding LLC	0.190	11/08/11	27,994
20,000,000	Straight-A Funding LLC	0.190	11/08/11	19,996
22,000,000	Straight-A Funding LLC	0.190	11/10/11	21,995
12,716,000	Straight-A Funding LLC	0.190	11/14/11	12,713
15,000,000	Straight-A Funding LLC	0.190	11/18/11	14,996
48,230,000	Straight-A Funding LLC	0.190	12/01/11	48,214
28,000,000	Straight-A Funding LLC	0.180	12/06/11	27,991
16,000,000	Straight-A Funding LLC	0.190	12/12/11	15,994
15,000,000	Straight-A Funding LLC	0.190	12/16/11	14,994
7,000,000	Straight-A Funding LLC	0.190	12/22/11	6,997

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$20,000,000	Toronto-Dominion Holdings USA, Inc	0.200%	11/18/11	$19,995
15,000,000	Toronto-Dominion Holdings USA, Inc	0.200	11/23/11	14,996
10,000,000	Toronto-Dominion Holdings USA, Inc	0.210	12/20/11	9,995
20,000,000	Toronto-Dominion Holdings USA, Inc	0.220	12/28/11	19,989
22,000,000	Toronto-Dominion Holdings USA, Inc	0.215	12/30/11	21,988
4,000,000	United Parcel Service, Inc	0.040	11/01/11	4,000
50,000,000	Variable Funding Capital Co LLC	0.170	10/03/11	49,999
69,000,000	Variable Funding Capital Co LLC	0.170	10/20/11	68,993
50,000,000	Variable Funding Capital Co LLC	0.170 - 0.200	10/25/11	49,994
34,500,000	Variable Funding Capital Co LLC	0.180	10/26/11	34,496
17,000,000	Variable Funding Capital Co LLC	0.130	10/31/11	16,998
25,000,000	Variable Funding Capital Co LLC	0.210	12/16/11	24,989
25,000,000	Wal-Mart Stores, Inc	0.070	10/04/11	25,000
20,000,000	Wal-Mart Stores, Inc	0.060	10/11/11	20,000
9,158,000	Wal-Mart Stores, Inc	0.080	10/13/11	9,158
25,000,000	Wal-Mart Stores, Inc	0.090	10/27/11	24,998
36,000,000	Wal-Mart Stores, Inc	0.090	11/08/11	35,997
25,000,000	Wal-Mart Stores, Inc	0.090	11/15/11	24,997
2,000,000	Wal-Mart Stores, Inc	0.060	11/21/11	2,000
28,000,000	Westpac Banking Corp	0.030 - 0.250	10/06/11	28,000
30,000,000	Westpac Banking Corp	0.270 - 0.275	12/08/11	29,985
25,000,000	Westpac Banking Corp	0.300	01/03/12	24,980
30,000,000	Westpac Banking Corp	0.350	01/11/12	29,970
10,000,000	Westpac Banking Corp	0.375	02/10/12	9,986

	TOTAL COMMERCIAL PAPER			4,683,215

FOREIGN GOVERNMENT BONDS - 0.1%
17,600,000	Province of Ontario Canada	2.630	01/20/12	17,715

	TOTAL FOREIGN GOVERNMENT BONDS			17,715

GOVERNMENT AGENCY DEBT - 28.5%
	Federal Farm Credit Bank (FFCB)
4,500,000	FFCB	0.100	11/15/11	4,499
	Federal Home Loan Bank (FHLB)
86,006,000	FHLB	0.045 - 0.060	10/07/11	86,005
4,200,000	FHLB	0.060	10/12/11	4,200
6,500,000	FHLB	0.100	10/14/11	6,500
50,000,000	FHLB	0.170	10/17/11	49,996
106,403,000	FHLB	0.055	10/19/11	106,400
4,230,000	FHLB	0.060	10/20/11	4,230
104,805,000	FHLB	0.065 - 0.200	10/21/11	104,794
51,300,000	FHLB	0.035 - 0.170	10/24/11	51,295
20,000,000	FHLB	0.010	10/25/11	20,000
61,215,000	FHLB	0.011 - 0.060	10/26/11	61,213
50,000,000	FHLB	0.015	10/28/11	49,999
20,000,000	FHLB	0.030	11/02/11	19,999
5,000,000	FHLB	0.011	11/03/11	5,000
12,585,000	FHLB	0.050	11/04/11	12,585
4,000,000	FHLB	0.040	11/14/11	4,000
44,300,000	FHLB	0.025 - 0.030	11/16/11	44,298
111,000,000	FHLB	0.010 - 0.030	11/18/11	110,995
57,413,000	FHLB	0.025 - 0.070	11/23/11	57,410
50,000,000	FHLB	0.130	11/28/11	49,990

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$31,700,000	FHLB	0.020 - 0.040%	12/02/11	$31,699
17,715,000	FHLB	0.040	12/07/11	17,714
71,169,000	FHLB	0.023 - 0.040	12/09/11	71,165
20,000,000	FHLB	0.045	12/14/11	19,998
16,210,000	FHLB	0.040	12/16/11	16,209
22,000,000	FHLB	0.020	12/21/11	21,999
52,425,000	FHLB	0.024 - 0.030	12/23/11	52,422
4,300,000	FHLB	0.110	01/06/12	4,299
2,205,000	FHLB	0.100	02/03/12	2,204
14,681,000	FHLB	0.120	02/10/12	14,675
13,470,000	FHLB	0.105	03/01/12	13,464
	Federal Home Loan Mortgage Corp (FHLMC)
12,760,000	FHLMC	0.170	10/04/11	12,760
75,440,000	FHLMC	0.040 - 0.100	10/06/11	75,439
3,600,000	FHLMC	0.075	10/11/11	3,600
30,000,000	FHLMC	0.040 - 0.070	10/12/11	30,000
62,775,000	FHLMC	0.045 - 0.055	10/17/11	62,774
10,400,000	FHLMC	0.060 - 0.070	10/18/11	10,400
11,520,000	FHLMC	0.070	10/19/11	11,520
40,000,000	FHLMC	0.011 - 0.060	10/20/11	39,999
3,024,000	FHLMC	0.011	10/31/11	3,024
79,222,000	FHLMC	0.011 - 0.060	11/02/11	79,220
4,443,000	FHLMC	0.080 - 0.290	11/04/11	4,442
14,548,000	FHLMC	0.050	11/07/11	14,547
109,275,000	FHLMC	0.030 - 0.065	11/14/11	109,267
6,300,000	FHLMC	0.030	11/15/11	6,300
81,000,000	FHLMC	0.025 - 0.035	11/22/11	80,996
50,000,000	FHLMC	0.025	11/29/11	49,998
11,136,000	FHLMC	0.040	12/01/11	11,135
108,940,000	FHLMC	0.040 - 0.060	12/05/11	108,931
9,000,000	FHLMC	0.090	12/12/11	8,998
75,675,000	FHLMC	0.040 - 0.090	12/20/11	75,665
24,000,000	FHLMC	0.095 - 0.130	12/21/11	23,994
77,637,000	FHLMC	0.025 - 0.040	12/27/11	77,631
40,000,000	FHLMC	0.055 - 0.080	12/28/11	39,993
4,444,000	FHLMC	0.080	01/10/12	4,443
16,000,000	FHLMC	0.100	02/07/12	15,994
9,150,000	FHLMC	0.110	02/13/12	9,146
10,000,000	FHLMC	0.050	02/14/12	9,998
9,615,000	FHLMC	0.100	02/21/12	9,611
43,500,000	FHLMC	0.100	02/23/12	43,482
30,000,000	FHLMC	0.110	03/05/12	29,986
7,950,000	FHLMC	0.080	03/14/12	7,947
64,810,000	FHLMC	0.085 - 0.090	03/19/12	64,784
25,000,000	FHLMC	0.085	03/26/12	24,990
10,375,000	FHLMC	0.115	03/27/12	10,369
6,800,000	FHLMC	0.160	05/18/12	6,793
50,000,000	FHLMC	0.120	01/30/12	49,980
	Federal National Mortgage Association (FMNA)
14,300,000	FNMA	0.011	11/14/11	14,300
1,275,000	FNMA	0.180	07/02/12	1,273
50,908,000	FNMA	0.045 - 0.100	10/03/11	50,908
16,990,000	FNMA	0.050 - 0.100	10/04/11	16,990

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$19,400,000	FNMA	0.050%	10/06/11	$19,400
1,410,000	FNMA	0.050	10/11/11	1,410
105,655,000	FNMA	0.045 - 0.070	10/12/11	105,653
9,200,000	FNMA	0.060	10/20/11	9,200
50,000,000	FNMA	0.060	10/21/11	49,998
9,635,000	FNMA	0.035 - 0.050	10/24/11	9,635
26,697,000	FNMA	0.010 - 0.120	10/26/11	26,695
2,610,000	FNMA	0.015	10/28/11	2,610
28,900,000	FNMA	0.050	11/02/11	28,899
107,000,000	FNMA	0.200	11/03/11	106,980
36,560,000	FNMA	0.025 - 0.050	11/07/11	36,559
6,500,000	FNMA	0.120	11/09/11	6,499
41,360,000	FNMA	0.030 - 0.065	11/10/11	41,358
84,500,000	FNMA	0.065 - 0.080	11/16/11	84,493
3,400,000	FNMA	0.090	11/21/11	3,400
48,555,000	FNMA	0.040 - 0.105	11/23/11	48,551
5,716,000	FNMA	0.070	11/28/11	5,715
17,925,000	FNMA	0.015 - 0.035	12/01/11	17,924
13,850,000	FNMA	0.020	12/02/11	13,850
6,000,000	FNMA	0.090	12/05/11	5,999
101,770,000	FNMA	0.110 - 0.125	12/07/11	101,749
33,619,000	FNMA	0.040	12/14/11	33,616
6,000,000	FNMA	0.090	12/16/11	5,999
80,000,000	FNMA	0.040 - 0.045	12/19/11	79,992
30,721,000	FNMA	0.015 - 0.020	12/21/11	30,720
39,977,000	FNMA	0.020	12/28/11	39,975
10,000,000	FNMA	0.050	01/03/12	9,999
44,477,000	FNMA	0.050 - 0.120	01/04/12	44,467
11,330,000	FNMA	0.120	01/17/12	11,326
16,600,000	FNMA	0.120	01/18/12	16,598
10,000,000	FNMA	0.120	01/25/12	9,996
30,189,000	FNMA	0.120 - 0.125	02/01/12	30,176
56,500,000	FNMA	0.105 - 0.115	02/22/12	56,475
5,000,000	FNMA	0.160	03/06/12	4,997
1,112,000	FNMA	0.160	03/30/12	1,111
25,000,000	FNMA	0.150	05/03/12	24,978
13,080,000	FNMA	0.150	06/01/12	13,067

	TOTAL GOVERNMENT AGENCY DEBT			3,570,952

TREASURY DEBT - 15.8%
35,000,000	United States Treasury Bill	0.060	10/06/11	35,000
86,100,000	United States Treasury Bill	0.025 - 0.107	10/13/11	86,098
53,840,000	United States Treasury Bill	0.066 - 0.111	10/20/11	53,837
57,670,000	United States Treasury Bill	0.075 - 0.090	11/10/11	57,665
168,815,000	United States Treasury Bill	0.090 - 0.243	11/17/11	168,790
58,860,000	United States Treasury Bill	0.096 - 0.105	11/25/11	58,851
64,710,000	United States Treasury Bill	0.085 - 0.100	12/01/11	64,702
9,750,000	United States Treasury Bill	0.065	12/08/11	9,749
42,000,000	United States Treasury Bill	0.008 - 0.078	12/22/11	41,995
25,000,000	United States Treasury Bill	0.100 - 0.105	12/29/11	24,994
3,250,000	United States Treasury Bill	0.050	01/12/12	3,250
149,195,000	United States Treasury Note	1.000	10/31/11	149,297
158,245,000	United States Treasury Note	0.750	11/30/11	158,391

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$121,815,000		United States Treasury Note	1.130%	12/15/11	$122,042
49,725,000		United States Treasury Note	1.000	12/31/11	49,845
102,025,000		United States Treasury Note	1.130	01/15/12	102,329
104,685,000		United States Treasury Note	0.880	01/31/12	104,907
61,320,000		United States Treasury Note	1.380	02/15/12	61,579
100,085,000		United States Treasury Note	0.880	02/29/12	100,379
4,600,000		United States Treasury Note	1.380	03/15/12	4,626
7,025,000		United States Treasury Note	1.000	03/31/12	7,052
93,205,000		United States Treasury Note	1.000	04/30/12	93,663
24,845,000		United States Treasury Note	1.380	05/15/12	25,041
113,835,000		United States Treasury Note	0.750	05/31/12	114,255
91,220,000		United States Treasury Note	1.880	06/15/12	92,348
77,125,000		United States Treasury Note	0.630	06/30/12	77,430
73,470,000		United States Treasury Note	1.500	07/15/12	74,271
34,900,000		United States Treasury Note	0.630	07/31/12	35,049

		TOTAL TREASURY DEBT			1,977,435

VARIABLE RATE SECURITY - 13.5%
		Federal Farm Credit Bank (FFCB)
90,000,000	i	FFCB	0.150	02/13/12	89,998
20,000,000	i	FFCB	0.110	01/28/13	19,971
44,800,000	i	FFCB	0.225	03/28/13	44,800
25,050,000	i	FFCB	0.235	06/12/13	25,054
32,435,000	i	FFCB	0.290	06/26/13	32,469
69,750,000	i	FFCB	0.320	08/19/13	69,683
45,000,000	i	FFCB	0.220	08/26/13	44,957
36,290,000	i	FFCB	0.280	08/26/13	36,283
100,000,000	i	FFCB	0.300	09/23/13	99,992
		Federal Home Loan Bank (FHLB)
170,000,000	i	FHLB	0.160	01/13/12	170,003
45,000,000	i	FHLB	0.140	07/02/12	45,000
50,000,000	i	FHLB	0.120	07/20/12	50,000
100,000,000	i	FHLB	0.260	02/22/13	100,000
55,000,000	i	FHLB	0.260	03/08/13	54,996
100,000,000	i	FHLB	0.270	08/16/13	100,000
		Federal Home Loan Mortgage Corp (FHLMC)
27,400,000	i	FHLMC	0.220	11/07/11	27,402
151,500,000	i	FHLMC	0.070	11/09/11	151,489
100,000,000	i	FHLMC	0.240	01/09/12	100,021
144,500,000	i	FHLMC	0.170	02/04/13	144,428
22,070,000	i	FHLMC	0.170	05/06/13	22,052
		Federal National Mortgage Association (FNMA)
44,700,000	i	FNMA	0.180	03/14/13	44,681
30,000,000	i	Bank of Nova Scotia	0.280	02/17/12	30,000
50,000,000	i	Canadian Imperial Bank of Commerce	0.310	03/08/12	50,000
40,000,000	i	Royal Bank of Canada	0.340	01/27/12	40,008
90,000,000	i	Royal Bank of Canada	0.290	07/11/12	90,000

		TOTAL VARIABLE RATE SECURITY			1,683,287

		TOTAL SHORT-TERM INVESTMENTS			12,507,474

		(Cost $12,507,474)

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	VALUE (000)

		TOTAL INVESTMENTS - 99.9%	$12,507,474
		(Cost $12,507,474)
		OTHER ASSETS & LIABILITIES, NET - 0.1%	13,906

		NET ASSETS - 100.0%	$12,521,380

	i	Floating or variable rate security. Coupon rate reflects the rate at period end.

		Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”).

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Security valuation: For all Accounts (other than the Money Market Account), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments. Investments held by the Money Market Account are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Accounting for investments: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Transactions with affiliates: The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Accounts’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Accounts’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Account) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments in the Money Market Account are valued at amortized cost. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Total return swap contracts: Total return swaps are marked-to-market daily based upon a price supplied by a pricing service. Total return swaps are generally categorized as Level 2 in the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended September 30, 2011, there were no significant transfers between levels by the Accounts.

As of September 30, 2011, 100% of the value of investments in the Equity Index Account was valued based on Level 1 inputs.

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

As of September 30, 2011, 100% of the value of investments in the Inflation-Linked Bond and Money Markets Accounts were valued based on Level 2 inputs.

The following is a summary of the inputs used to value the remaining Accounts’ investments as of September 30, 2011 (amounts are in thousands):

Account	Level 1	Level 2	Level 3	Total

Stock
Consumer Discretionary*	$7,846,290	$2,909,747	$-	$10,756,037
Consumer Staples*	5,953,457	2,487,760	-	8,441,217
Energy*	6,508,561	2,631,304	-	9,139,865
Financials*	9,450,380	5,748,258	-	15,198,638
Health Care*	7,850,375	1,761,848	7,020	9,619,243
Industrials*	6,656,251	3,205,448	-	9,861,699
Information Technology*	12,020,493	1,832,030	-	13,852,523
Materials*	2,575,792	3,071,001	-	5,646,793
Telecommunication Services*	1,954,725	1,287,234	-	3,241,959
Utilities	2,534,772	936,596	-	3,471,368
Corporate Bonds	-	67	-	67
Short-Term Investments	-	6,353,789	-	6,353,789
Swaps **	-	(13,008)	-	(13,008)

Total	$63,351,096	$32,212,074	$7,020	$95,570,190

Global Equities
United States	$6,379,483	$51,628	$-	$6,431,111
United Kingdom*	19,356	1,145,160	-	1,164,516
Japan	-	1,021,448	-	1,021,448
Canada	39,619	488,689	-	528,308
Switzerland*	9,207	384,365	-	393,572
France *	63	432,835	-	432,898
Germany	-	333,997	-	333,997
Australia	-	299,090	-	299,090
Netherlands*	15,982	204,880	-	220,862
Other*	81,984	1,377,776	-	1,459,760
Short-Term Investments	-	1,219,096	-	1,219,096

Total	$6,545,694	$6,958,964	$-	$13,504,658

Growth
Consumer Discretionary	$1,937,008	$29,953	$-	$1,966,961
Consumer Staples	1,178,948	-	-	1,178,948
Energy*	1,051,687	38,694	-	1,090,381
Financials	556,675	-	-	556,675
Health Care*	1,449,404	-	-	1,449,404
Industrials *	1,301,160	23,229	-	1,324,389
Information Technology*	3,629,936	6,674	-	3,636,610
Materials*	593,207	6,562	-	599,769
Telecommunication Services	164,426	-	-	164,426
Utilities	5,813	-	-	5,813
Short-Term Investments	155,586	40,037	-	195,623
Futures**	(837)	-	-	(837)

Total	$12,023,013	$145,149	$-	$12,168,162

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

Account	Level 1	Level 2	Level 3	Total

Bond Market
Bank Loan Obligations	$-	$16,719	$-	$16,719
Corporate Bonds	-	3,604,829	-	3,604,829
Government Bonds	-	8,564,702	-	8,564,702
Structured Assets	-	595,083	-	595,083
Preferred Stocks	3,843	-	-	3,843
Short-Term Investments	-	2,423,379	-	2,423,379

Total	$3,843	$15,204,712	$-	$15,208,555

Social Choice
Consumer Discretionary	$529,096	$126,511	$-	$655,607
Consumer Staples	426,190	118,839	-	545,029
Energy	404,392	113,357	-	517,749
Financials	800,393	257,046	-	1,057,439
Health Care	568,832	97,464	-	666,296
Industrials	490,091	151,937	-	642,028
Information Technology	763,015	50,166	-	813,181
Materials	215,327	148,561	-	363,888
Telecommunication Services	105,594	74,238	-	179,832
Utilities	222,120	63,539	-	285,659
Corporate Bonds	-	1,078,470	-	1,078,470
Government	-	2,648,919	-	2,648,919
Structured Assets	-	220,734	-	220,734
Short-Term Investments	-	1,024,727	-	1,024,727

Total	$4,525,050	$6,174,508	$-	$10,699,558

* Includes American Depositary Receipts at Level 1.
** Derivatives instruments are not reflected in the portfolio of investments.

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (amounts are in thousands):

Stock Account

Balance as of December 31,2010	$8,653
Realized gain/loss	(43)
Change in unrealized appreciation/depreciation	(1,326)*
Gross purchases	-
Gross sales	(264)

Balance as of September 30, 2011	$7,020

* Includes $(3,047) related to Level 3 securities still held at period end.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable. Derivatives require little or no initial investment and permit or require net settlement. The Accounts value derivatives at fair value.

Futures contracts: The Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. The Accounts may use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Accounts since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded funds, guarantees the futures against default.

At September 30, 2011, the Accounts held the following open futures contracts:

Account	Futures	Number of contracts ‡	Market value	Expiration date	Unrealized (depreciation)

Growth	CME E-mini S&P 500 Index	400	$22,520	December 2011	$(837)

Equity Index	Russell 2000 Mini Index	26	1,668	December 2011	(127)
	CME E-mini S&P Mid-Cap 400 Index	28	2,181	December 2011	(151)
	CME E-mini S&P 500 Index	136	7,657	December 2011	(289)

			$11,506		$(567)

‡ Number of contracts are not in thousands.

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

Total return swap contracts: Total return swaps are agreements that provide an Account with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, the Account will receive a payment or make a payment to the counterparty, respectively. Payments received or made at the end of each measurement period are recorded as a realized gain or loss. The swap is valued daily and any change in the value of the swap is reflected in net unrealized gains and losses. Total return swaps are exposed to the market risk factor of the specific underlying financial instrument or index. Additional risks to the Account include the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The Account’s maximum loss from counterparty risk is the fair value of the contract. The Stock Account is currently invested in a total return swap contract to gain exposure to certain equity markets.

At September 30, 2011, the Stock Account held the following open total return swap contracts (amounts are in thousands):

Counterparty	Notional amount	Termination date	Payments paid by account per annum	Total return received by or paid by account	Unrealized appreciation/ (depreciation)

JP Morgan	$50,665	November 3, 2011	3 month LIBOR + 0.89%	MSCI EM Emerging Markets Small Cap USD	($13,008)

Credit default swap contracts: The Accounts are subject to credit risk in the normal course of pursuing their investment objectives. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Account is required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Account. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Account could be required to make under the contract. In return, the Account receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Account keeps the stream of payments with no payment obligations. When the Account sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Account.

The Account may also buy credit default swap contracts, in which case the Account functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Account with the occurrence of a credit event.

Credit default swaps are valued daily, and any change in the value of the swaps is reflected separately as a change in unrealized appreciation (depreciation). Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

The Accounts invest in credit default swaps to hedge or manage the risks associated with assets held in the Account and/or to facilitate the implementation of portfolio strategies.

At September 30, 2011, the Accounts did not hold any credit default swap contracts.

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

Note 4—affiliated investments

Companies in which the Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account, pursuant to the 1940 Act. Additionally, investments in other investment companies advised by TCIM or its affiliates are deemed to be affiliated companies. Information regarding transactions with affiliated companies is as follows (amounts are in thousands):

Issue	Value at December 31, 2010	Purchase cost	Sales proceeds	Realized gain/(loss)	Dividend income	Withholding expense	Shares at September 30, 2011	†	Value at September 30, 2011

Stock Account
Biovitrum AB	$72,724	$7,006	$20,674	$(1,015)	$-	$-	-	**	$-
Enteromedics, Inc	5,697	-	4,073	(424)	-	-	-	**	-
Information Development Co	3,027	-	559	226	81	5	-	**	-
Japan Asia Investment Co Ltd	6,194	-	-	-	-	-	8,823,000		7,029
Jarden Corp	149,730	58,359	10,713	4,514	1,560	-	6,257,928		176,848
MPM Bioventures II	5,409	-	-	-	-	-	22,167,242		4,162
Orient-Express Hotels Ltd	77,211	4,876	14,477	(1,190)	-	-	5,119,613		35,377
Skyline Venture Fund II Ltd	466	-	-	-	-	-	4,254,176		245
Stroer Out of Home Media AG.	*	56,834	5,130	438	-	-	3,091,770		44,307
Vanda Pharmaceuticals, Inc	15,236	98	1,038	(1,252)	-	-	1,456,102		7,208
	$335,694	$127,173	$56,664	$1,297	$1,641	$5			$275,176

Bond Market Account
TIAA-CREF High Yield Fund (Institutitional Class)	$5,632	$134	$5,934	$481	$153	$-	- **		$-

	$5,632	$134	$5,934	$481	$153	$-			$-

*	Not an affiliate investment as of December 31, 2010
**	Not an affiliate investment as of September 30, 2011
†	Shares are not in thousands

Note 5—investments

Securities lending: Certain Accounts may lend their securities to qualified institutional borrowers to earn additional income. An Account receives collateral (in the form of cash, Treasury securities, or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. Cash collateral received by an Account will generally be invested in high-quality short-term instruments, or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. The Accounts bear the market risk with respect to the collateral investment, securities loaned, and the risk that the counterparty may default on its obligations to the Accounts.

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

Repurchase agreements: Each Account may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Account will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Account maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Accounts (other than the Money Market Account) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Dollar rolls transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Account maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

At September 30, 2011, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows (amounts are in thousands):

Account	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)

Stock	$6,101,810	$(11,825,983)	$(5,724,173)
Global Equities	584,692	(1,603,279)	(1,018,587)
Growth	1,499,684	(959,108)	540,576
Equity Index	2,477,475	(1,746,086)	731,389
Bond Market	643,696	(172,713)	470,983
Inflation-Linked Bond	1,046,276	(171)	1,046,105
Social Choice	999,007	(679,244)	319,763

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Date: November 15, 2011	By	/s/ Roger W. Ferguson, Jr. Roger W. Ferguson, Jr President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: November 15, 2011	By	/s/ Roger W. Ferguson, Jr. Roger W. Ferguson, Jr. President and Chief Executive Officer (principal executive officer)

Date: November 15, 2011	By	/s/ Virginia M. Wilson Virginia M. Wilson. Executive Vice President, Chief Financial Officer and Principal Accounting Officer (principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer